                                                    REGISTRATION NO. 333-190033
                                                     REGISTRATION NO. 811-22651
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                      POST-EFFECTIVE AMENDMENT NO. 11                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [X]
                              AMENDMENT NO. 81                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [X]On May 1, 2018 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:
       Units of interest in Separate Account under variable annuity contracts.

                                     NOTE

This Post-Effective Amendment No. 11 ("PEA") to the Form N-4 Registration Statement No. 333-190033 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Investment Edge(R) 15.0

A variable annuity contract


PROSPECTUS DATED MAY 1, 2018


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS INVESTMENT EDGE(R) 15.0 ?

Investment Edge(R) 15.0 ("Investment Edge") is a variable annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Investment Edge(R), Investment Edge(R) Select and Investment Edge(R) ADV. The contract provides for the accumulation of retirement savings. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options.

The Investment Edge(R) Select contract is also available through an exchange program under which certain existing variable annuity contracts issued by AXA Equitable ("Prior Contracts") may be exchanged for this contract. To see a summary comparison of some of the features of Prior Contracts and the Investment Edge(R) Select contract, see Appendix VIII -- "Exchange program" later in this Prospectus. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features described in this Prospectus may vary in your state. For a state-by-state description of all material variations to this contract, see Appendix III later in this Prospectus. We can refuse to accept any application. We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Our variable investment options are subaccounts of Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
.. AXA Aggressive Allocation
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
.. Charter/SM/ Aggressive Growth


.. Charter/SM/ Conservative
.. Charter/SM/ Growth


.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth


.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

 EQ ADVISORS TRUST

.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Energy
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Low Volatility Global Equity
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible

.. All Asset Growth - Alt 20

.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Short Duration Government Bond
.. AXA/AB Small Cap Growth
.. AXA/Janus Enterprise
.. AXA/Loomis Sayles Growth
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/BlackRock Basic Value Equity
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
--------------------------------------------------------------------------------
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Technology

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Balanced-Risk Allocation

.. Invesco V.I. Health Care/(1)/

.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Small Cap Equity

 AB VARIABLE PRODUCT SERIES FUND, INC. - CLASS B
.. AB VPS Global Thematic Growth
.. AB VPS Growth and Income
.. AB VPS Real Estate Investment
.. AB VPS Small/Mid Cap Value

 ALPS VARIABLE INVESTMENT TRUST -- CLASS III SHARES
.. ALPS | Red Rocks Listed Private Equity

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Inflation Protection
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4 SHARES
.. American Funds Insurance Series(R) Asset Allocation Fund
.. American Funds Insurance Series(R) Global Growth Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund
.. American Funds Insurance Series(R) Growth-Income Fund
.. American Funds Insurance Series(R) International Growth and Income Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I.

.. BlackRock Global Opportunities V.l./(2)/


 DELAWARE VIP(R) -- SERVICE CLASS
.. Delaware VIP(R) Diversified Income Series
.. Delaware VIP(R) Emerging Markets Series
.. Delaware VIP(R) Limited-Term Diversified Income Series

 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FEDERATED INSURANCE SERIES -- SERVICE SHARES
.. Federated High Income Bond Fund II
.. Federated Kaufman Fund II

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS (VIP) -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Templeton Global Bond VIP

 GUGGENHEIM VARIABLE TRUST
.. Guggenheim VIF Global Managed Futures Strategy

 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 JPMORGAN INSURANCE TRUST -- CLASS 2 SHARES
.. JPMorgan Insurance Trust Global Allocation
.. JPMorgan Insurance Trust Income Builder

 IVY VARIABLE INSURANCE PORTFOLIOS
.. Ivy VIP Asset Strategy
.. Ivy VIP Energy
.. Ivy VIP Micro Cap Growth
.. Ivy VIP Science and Technology

 JANUS ASPEN SERIES -- SERVICE SHARES

.. Janus Henderson VIT Balanced
.. Janus Henderson VIT Flexible Bond
.. Janus Henderson VIT U.S. Low Volatility Portfolio


 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Dividend Strategy
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Research Series
.. MFS(R) Utilities Series
.. MFS(R) Value Series

 NEUBERGER BERMAN
 ADVISERS MANAGEMENT
 TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity
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THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                        Investment Edge(R) 15.0

                                                                        #525719

.. Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio


 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
.. PIMCO Global Bond (Unhedged)

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Global Multi-Asset Managed Allocation
.. PIMCO Total Return

 PUTNAM VARIABLE TRUST

.. Putnam VT Multi-Asset Absolute Return/(3)/

.. Putnam VT Diversified Income
.. Putnam VT Global Asset Allocation
.. Putnam VT Research Fund

 SEI INSURANCE PRODUCT TRUST
.. SEI VP Balanced Strategy
.. SEI VP Conservative Strategy
.. SEI VP Market Growth Strategy
.. SEI VP Market Plus Strategy
.. SEI VP Moderate Strategy

 T. ROWE PRICE EQUITY SERIES, INC.
.. T. Rowe Price Equity-Income Portfolio II
.. T. Rowe Price Health Sciences Portfolio II

 VANECK VIP TRUST -- INITIAL CLASS
.. VanEck VIP Unconstrained Emerging Markets Bond

 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets
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(1)This variable investment option's name will change on or about May 1, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.
(2)This variable investment option will be liquidated on or about June 29, 2018. Please see "Portfolios of the Trusts" later in this Prospectus for more information.
(3)This variable's investment option's name and investment objective will change on or about April 30, 2018, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this Prospectus for more information, including the variable investment option's former name.


You may allocate amounts to any of the variable investment options. Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect. The contract also includes a dollar cost averaging program that allows for systematic transfers of amounts in the EQ/Money Market variable investment option to other variable investment options.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   An employer-funded traditional IRA for a simplified employee pension plan
    ("SEP") sponsored by the contract owner's employer.

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

The following contracts are intended for specified post-death payments to beneficiaries, with continuing access to the contract's account balance:

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An inherited NQ beneficiary payout contract (a specific form of NQ contract that we refer to as "Inherited NQ") (contributions from specified Section 1035 exchanges only).

Not all types of contracts are available with each version of the Investment Edge(R) series contracts. See "Rules regarding contributions to your contract" in Appendix II for more information.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2018 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             Investment Edge(R) Series at a glance -- key
               features                                         10

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             FEE TABLE                                          14
             ------------------------------------------------------

             Examples                                           16
             Condensed financial information                    17

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  18
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         18
             Owner and annuitant requirements                   18
             How you can make your contributions                18
             What are your investment options under the
               contract?                                        19
             Portfolios of the Trusts                           21
             Allocating your contributions                      32
             Dollar cost averaging                              32
             Breakpoint Credit                                  33
             Annuity purchase factors                           34
             Protected premium death benefit                    34
             Inherited IRA beneficiary continuation contract    34
             Inherited NQ beneficiary payout contract           36
             Your right to cancel within a certain number of
               days                                             38

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             2. DETERMINING YOUR CONTRACT'S VALUE               40
             ------------------------------------------------------
             Your account value and cash value                  40
             Your contract's value in the variable investment
               options                                          40
             Insufficient account value                         40


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"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          41
             ------------------------------------------------------
             Transferring your account value                    41
             Rebalancing your account value                     41
             Disruptive transfer activity                       41

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            43
             ------------------------------------------------------
             Withdrawing your account value                     43
             How withdrawals (and Income Edge scheduled
               payments, if applicable) are taken from your
               account value                                    48
             Effect of withdrawals on your Protected premium
               death benefit                                    48
             Withdrawals treated as surrenders                  49
             Surrendering your contract to receive its cash
               value                                            49
             When to expect payments                            49
             Your annuity payout options                        49

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            52
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 52
             Charges that the Trusts deduct                     56
             Other distribution arrangements                    56

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             6. PAYMENT OF DEATH BENEFIT                        57
             ------------------------------------------------------
             Your beneficiary and payment of benefit            57
             Non-spousal single owner contract continuation     58
             Non-spousal joint owner contract continuation      58
             Spousal continuation                               58
             Beneficiary continuation option                    59
             Income Edge for Beneficiaries option
             Special Rules for NQ contracts when Income Edge
               or Income Edge Early Retirement Option is in
               effect                                           62

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             7. TAX INFORMATION                                 63
             ------------------------------------------------------
             Overview                                           63
             Contracts that fund a retirement arrangement       63
             Transfers among investment options                 63
             Taxation of nonqualified annuities                 63
             Individual retirement arrangements (IRAs)          67
             Traditional individual retirement annuities
               (traditional IRAs)                               67
             Simplified Employee Pensions (SEPs)                72
             Roth individual retirement annuities (Roth IRAs)   72
             Tax withholding and information reporting          75
             Special rules for contracts funding qualified
               plans                                            76
             Impact of taxes to AXA Equitable                   76

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             8. MORE INFORMATION                                77
             ------------------------------------------------------
             About Separate Account No. 70                      77
             About the Trusts                                   77
             About the general account                          77
             About other methods of payment                     78
             Dates and prices at which contract events occur    78


             About your voting rights                           79
             Cybersecurity                                      79
             Statutory compliance                               79
             About legal proceedings                            79
             Financial statements                               79
             Transfers of ownership, collateral assignments,
               loans and borrowing                              80
             About Custodial IRAs                               80
             Distribution of the contracts                      80

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

             I   --   Condensed financial information                I-1
            II   --   Rules regarding contributions to your
                        contract                                    II-1
           III   --   State contract availability and/or
                        variations of certain features and
                        benefits                                   III-1
            IV   --   Purchase Considerations for QP Contracts      IV-1
             V   --   Hypothetical Illustration                      V-1
            VI   --   Income Edge scheduled payment amount
                        expressed as a Percentage of Account
                        Value                                       VI-1
           VII   --   Protected premium death benefit example      VII-1
          VIII   --   Exchange program                            VIII-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms

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ACCOUNT VALUE -- Your account value is the total of the values you have in the variable investment options.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date (if applicable). The annuitant is not necessarily the contract's owner. Where the owner of the contract is a non-natural person, such as a company or trust, the annuitant is the measuring life for determining benefits under the contract.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the account value plus any accrued but unpaid Breakpoint credit amount, less: (i) as applicable, the total amount or a pro rata portion of the Contract Maintenance Fee, and any accrued Protected premium death benefit charge; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th. If the contract date anniversary falls on a non-business day, then the transaction date for any transaction that is scheduled to occur on such anniversary will be the immediately preceding business day.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

INCOME EDGE PAYMENT PROGRAM -- A payment program available for NQ contracts only, which, when elected, will pay out your entire account value via scheduled payments over a set period of time, with a portion of each payment being a return of your cost basis in the contract and thus excludable from taxes. We offer several versions of the Income Edge payment program, each of which is described in detail in this Prospectus:

..   Income Edge -- the standard form of Income Edge payment program.

..   Income Edge Early Retirement Option -- available for election by contract holders under the age of 59 1/2.

..   Income Edge Beneficiary Advantage -- available for election by (a)
    Investment Edge NQ contract death beneficiaries and (b) beneficiaries of non-qualified deferred annuity contracts not issued by AXA Equitable.

When used in this Prospectus, "Income Edge payment program" refers generally to all forms of Income Edge payment programs, unless we indicate otherwise.

INCOME EDGE ANNIVERSARY DATE -- The anniversary of your Income Edge Effective Date. Your Income Edge Anniversary Date represents the last day of your annual Income Edge payout period.

INCOME EDGE EFFECTIVE DATE -- Generally, the date on which we receive your election to begin payments under an Income Edge payment program. However, for Income Edge Beneficiary Advantage, the Income Edge Effective Date is the date by which we have received your Income Edge election, along with all required information, exchanges and cost basis.

INHERITED NQ CONTRACT -- A specific form of NQ contract that is offered to beneficiaries of NQ contracts not issued by AXA Equitable for purposes of making post-death required payments. Contributions to an Inherited NQ contract must be made through a Section 1035 exchange.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday. Inherited IRA and Inherited NQ contracts do not have maturity dates.

NET AMOUNT AT RISK -- If you elect the optional Protected premium death benefit, we use the Net Amount at Risk (NAR) to calculate the daily charge for this benefit. On each day of your contract, your NAR is equal to (A) minus (B), where (A) equals your Protected premium death benefit base, and (B) equals your account value on that day. If (A) is less than or equal to (B), then your NAR for that day equals zero.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PRIOR CONTRACT -- Certain Structured Capital Strategies(R) contracts previously issued by AXA Equitable, which may be eligible to exchange, rollover or transfer to an Investment Edge(R) Select contract.

PROTECTED PREMIUM DEATH BENEFIT -- An optional rider that provides a guaranteed minimum death benefit equal to the amount of your total contributions to the contract, adjusted for any withdrawals.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

TAX-FREE AMOUNT -- the portion of each payment under an Income Edge payment program that represents a return of your cost basis in the contract and is thus excludable from taxes.

                           DEFINITIONS OF KEY TERMS

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

cost basis                             Your investment in the contract
                                       (generally equals the contributions
                                       you made, less any amounts you
                                       previously withdrew that were not
                                       taxable)

Income Edge payment program            Non-Qualified Payment Program

Protected premium death benefit        Guaranteed minimum death benefit

unit                                   Accumulation Unit
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
 REPORTS WE PROVIDE (IN ELECTRONIC FORM, OR IF YOU DO NOT ENROLL IN ELECTRONIC DELIVERY, IN PAPER FORM):

..   written confirmation of financial transactions and certain nonfinancial transactions, including termination of a systematic withdrawal option;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year or, for NQ contracts following election of an Income Edge payment program, an Annual Payout Statement.
 ONLINE ACCOUNT ACCESS ("OAA") SYSTEM:

OAA is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options; and

..   the daily unit values for the variable investment options.

In addition, you can do the following:

..   change your allocation percentages and/or transfer among the investment options;

..   obtain performance information regarding the variable investment options;

..   elect to receive certain contract statements electronically;

..   change your address;

..   change your OAA password; and

..   access Frequently Asked Questions and Service Forms.

OAA is normally available seven days a week, 24 hours a day. You may access OAA by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE (AND SUBMITTED IN THE MANNER THAT THE FORMS SPECIFY):

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

(7)direct transfers and rollovers;

(8)election of an annuity payout option;

(9)election of a version of Income Edge (for NQ contracts only);

(10)death claims;

(11)change in ownership (NQ only, if available under your contract);

(12)purchase by, or change of ownership to, a nonnatural owner;

(13)requests to collaterally assign your NQ contract;

(14)requests to drop your Protected premium death benefit;

(15)requests to transfer into and among the investment options, re-allocate, rebalance and change your future allocations; and

(16)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender; and

(3)dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)dollar cost averaging (if available);

(2)substantially equal withdrawals;

(3)systematic withdrawals;

(4)the date annuity payments are to begin; and

(5)RMD payments from inherited IRAs.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Investment Edge(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes the Investment Edge(R) series contracts -- Investment Edge(R), Investment Edge(R) Select and Investment Edge(R) ADV. Each version provides for the
                       accumulation of retirement savings and death benefit
                       protection. Each version also offers various payout options.

                       Each version provides a different schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the "Fee table" and "Charges and expenses" later in this Prospectus.

                       Each version is subject to contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and in "Rules regarding contributions to your contract" in Appendix II later in this Prospectus.

                       The Investment Edge(R) Select contract is also available through an exchange program under which a Prior Contract may be exchanged for this contract. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information. In addition, to see a summary comparison of some of the features of Prior Contracts and the Investment Edge(R) Select contract, see "Exchange Program" in Appendix VIII later in this Prospectus.

                         Throughout the Prospectus, any differences among the contract versions are identified.

                         You should work with your financial professional to decide which version of the contract may be appropriate for you
                         based on a thorough analysis of your particular insurance
                         needs, financial objectives, investment goals, time
                         horizons and risk tolerance.
-------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT  The variable investment options in your Investment Edge(R)
MANAGEMENT               series contract invest in different Portfolios managed by
                         professional investment advisers.
-------------------------------------------------------------------------------------
TAX CONSIDERATIONS       .   No tax on earnings inside the contract until you make
                             withdrawals from your contract or receive annuity
                             payments.
                         ------------------------------------------------------------
                         .   No tax on transfers among investment options inside the
                             contract.
                         ------------------------------------------------------------
                         .   For NQ contracts, the opportunity to elect a version of
                             Income Edge, which will permit you to recover your
                             account value and cost basis over a specified period.
                             INCOME EDGE DOES NOT GUARANTEE YOUR ACCOUNT VALUE NOR A
                             RETURN OF PRINCIPAL: YOUR ACCOUNT VALUE REMAINS SUBJECT
                             TO MARKET PERFORMANCE AFTER ELECTION OF INCOME EDGE.
                         ------------------------------------------------------------

                         If you are purchasing or contributing to an annuity
                         contract which is an Individual Retirement Annuity (IRA),
                         or to fund an employer retirement plan (QP or Qualified
                         Plan), you should be aware that such annuities do not
                         provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                         arrangements. Before purchasing or contributing to one of
                         these contracts, you should consider whether its features
                         and benefits beyond tax deferral meet your needs and goals.
                         You may also want to consider the relative features,
                         benefits and costs of these annuities compared with any
                         other investment that you may use in connection with your
                         retirement plan or arrangement.
-------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     The chart below shows the minimum initial and, in
                         parenthesis, additional contribution amounts under the
                         contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                         "Rules regarding contributions to your contract" in
                         Appendix II for more information, including important
                         limitations on contributions.

                                                 INVESTMENT       INVESTMENT       INVESTMENT
                                                 EDGE(R)          EDGE(R) SELECT   EDGE(R) ADV
---------------------------------------------------------------------------------------------------
NQ                                               $10,000($500)    $25,000($500)    $25,000($500)
---------------------------------------------------------------------------------------------------
Traditional IRA                                  $10,000($50)     $25,000($50)     $25,000($50)
---------------------------------------------------------------------------------------------------
Roth IRA                                         $10,000($50)     $25,000($50)     $25,000($50)
---------------------------------------------------------------------------------------------------
SEP IRA                                          $10,000($500)    $25,000($500)    $25,000($500)
---------------------------------------------------------------------------------------------------
QP                                               $10,000($500)    $25,000($500)    $25,000(n/a)
---------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary Continuation contract  $10,000($1,000)  $25,000($1,000)  $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
---------------------------------------------------------------------------------------------------
Inherited NQ                                     $10,000(n/a)     $25,000(n/a)     $25,000(n/a)
---------------------------------------------------------------------------------------------------

                         .   Maximum contribution limitations apply to all
                             contracts. For more information, please see "How you
                             can purchase and contribute to your contract" in
                             "Contract features and benefits" later in this
                             Prospectus.
                         ------------------------------------------------------------

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------------
                           We currently do not accept any contribution to your
                           contract if: (i) the sum total of all contributions under
                           all Investment Edge(R) series contracts with the same owner or annuitant would then total more than $1,500,000 (ii) or the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant
                           would then total more than $2,500,000.

                           Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                           including our rights to (i) change minimum and maximum
                           contribution requirements and limitations, and (ii)
                           discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                           contributions and transfers to any of the variable
                           investment options, to add variable investment options, and to limit the number of variable investment options which
                           you may elect.
-----------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY       .   Partial withdrawals
                           .   Several withdrawal options on a periodic basis
                           .   Contract surrender
                           You may incur a withdrawal charge for certain withdrawals
                           or if you surrender your contract. You may also incur
                           income tax and a tax penalty.
-----------------------------------------------------------------------------------------
PAYOUT OPTIONS             .   Income Edge payment program (for NQ contracts only).
                               When elected, an Income Edge payment program will pay
                               out your entire account value via scheduled payments
                               over a set period of time, with a portion of each
                               payment being a return of your cost basis in the
                               contract and thus excludable from taxes. Unlike
                               traditional forms of annuitization, an Income Edge
                               payment program allows for a form of annuity payout
                               that provides continuing access to your contract's
                               account value. We offer several versions of Income Edge
                               payment program, each of which is described in detail
                               in this Prospectus:
                              -- Income Edge -- the standard form of Income Edge
                                 payment program.
                              -- Income Edge Early Retirement Option -- available for
                                 election by contract holders under the age of 59 1/2.
                              -- Income Edge Beneficiary Advantage -- available for
                                 election by (a) Investment Edge NQ contract death
                                 beneficiaries and (b) beneficiaries of non-qualified
                                 deferred annuity contracts not issued by AXA
                                 Equitable (Inherited NQ contract holders).
                           .   Other payout options through supplementary contracts.
                               Please see "Your annuity payout options" in "Accessing
                               your money" for additional information.
-----------------------------------------------------------------------------------------
STANDARD DEATH BENEFIT     .   Your account value as of the date we receive
                               satisfactory proof of the owner's or older joint
                               owner's, if applicable, death, any required
                               instructions for the method of payment, and all
                               information and forms necessary to effect payment.
-----------------------------------------------------------------------------------------
PROTECTED PREMIUM DEATH    .   Greater of your account value or total contributions to
BENEFIT                        your contract, adjusted pro-rata for any withdrawals
                               you have made.
                              This guaranteed benefit is supported by AXA Equitable's
                              general account and is subject to AXA Equitable's claims
                              paying ability. Contract owners should look to the
                              financial strength of AXA Equitable for its claims
                              paying ability.
-----------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging
                           .   Recurring/Scheduled account value rebalancing
                           .   Free transfers
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Spousal continuation
                           .   Beneficiary continuation option (IRA and NQ only)
-----------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
-----------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in Appendix II for owner and annuitant issue ages
                           applicable to your contract.
-----------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must mail the
                           contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                           receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                           number of days" in "Contract features and benefits" later
                           in this Prospectus for more information.
-----------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

CURRENTLY, YOU MAY PURCHASE AN INVESTMENT EDGE(R) ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC, ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER INVESTMENT EDGE(R) ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE AN INVESTMENT EDGE(R) ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees, death or income guarantee benefits and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether this contract and any optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, tax planning needs, time horizons and risk tolerance.

EXCHANGE PROGRAM

We offer an exchange program under which a Prior Contract may be exchanged for an Investment Edge(R) Select contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes. Under this program, among other criteria, which are described below, the surrender of a Prior Contract may not be subject to withdrawal charges to be eligible for the Investment Edge(R) Select contract. In addition, the account value of the Investment Edge(R) Select contract would not be subject to any withdrawal charges, but would be subject to all other charges and fees under the Investment Edge(R) Select contract, which are described in this Prospectus.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Investment Edge(R) Select contract. Please note that if you elect to exchange into the Investment Edge(R) Select contract you will lose all existing benefits under your Prior Contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Investment Edge(R) Select contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

You should read the Prospectus and other information related to your Prior Contract prior to requesting an exchange, rollover or transfer to the Investment Edge(R) Select contract and you should consider the differences between your Prior Contract and the Investment Edge(R) Select contract. There may be differences that are important for you to consider prior to purchasing the Investment Edge(R) Select contract.

To see a summary comparison of some of the features of Prior Contracts and the Investment Edge(R) Select contract, see Appendix VIII -- "Exchange program" later in this Prospectus.

In considering whether the exchange is appropriate for you, you should consult with your financial professional. Your financial professional will be paid a commission if you exchange, transfer or rollover your Prior Contract to the Investment Edge(R) Select contract, which may create the potential for a conflict of interest for your financial professional. For more information, please contact your financial professional.

You may obtain a copy of your Prior Contract prospectus by contacting your financial professional or by writing or calling us as follows:

Structured Capital Strategies(R)
P. O. Box 1547
Secaucus, NJ 07096-1547

1 (877) 899-3743

LISTED BELOW IS A DESCRIPTION OF CONTRACT OWNERS OF PRIOR CONTRACTS THAT MAY OR MAY NOT BE ELIGIBLE TO PURCHASE THE INVESTMENT EDGE(R) SELECT CONTRACT UNDER AN EXCHANGE PROGRAM:

..   Contract owners of a Structured Capital Strategies(R) contract are eligible to the extent they have sufficient account value in one or more of the variable investment options that meet the minimum contribution requirements. Account value in a segment is not an eligible source of contribution.

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

..   Contract owners who have remaining or outstanding withdrawal charges on the
    Prior Contract, or who do not satisfy a condition for waiving the withdrawal charge under the Prior Contract, are not eligible.

..   Contract owners who have made rollover or transfer contributions within the past two years into a Prior Contract from the date of the request to purchase an Investment Edge(R) Select contract are not eligible, except, with respect to EQUI-VEST(R) contracts, if the contract owner has been separated from service at time of the purchase.

LISTED BELOW ARE ADDITIONAL TERMS AND CONDITIONS FOR PURCHASING AN INVESTMENT EDGE(R) SELECT CONTRACT UNDER AN EXCHANGE PROGRAM:

1. The minimum initial contribution is $25,000.

2. For an exchange from a Structured Capital Strategies(R) contract, full or partial exchanges, rollovers or transfers are permitted where the source of the contribution is the full account value invested in each variable investment option at the time of the transaction. This means that account value invested in segment type holding accounts and the dollar cap averaging account on the day we process your transaction will also be included in the exchange, rollover or transfer. Account value invested in a segment is not an eligible source of contribution.

3. Exchanges, rollovers or transfers from contracts other than from Prior Contracts are not permitted.

4. Subsequent contributions in a minimum amount of $50 or more for Traditional IRA or Roth IRA contracts and $500 or more for NQ and QP contracts are permitted.

5. We are not able to process an exchange, rollover or transfer from a Structured Capital Strategies(R) contract to an Investment Edge(R) Select contract on a segment maturity date or segment start date and we will not consider your request to be in good order if we receive it on a segment maturity date or segment start date. If we receive your exchange, rollover or transfer request on a segment maturity date or segment start date and it is complete, your request will be processed on the next business day.

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering a contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract, if you make certain withdrawals or transfers, request special services or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

--------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions   INVESTMENT INVESTMENT     INVESTMENT
withdrawn (deducted if you surrender your contract or make   EDGE(R)    EDGE(R) SELECT EDGE(R) ADV
certain withdrawals or apply your cash value to certain      ---------- -------------- -----------
payout options).
                                                             6.00%/(2)/ N/A            N/A
--------------------------------------------------------------------------------------------------

Charge for each additional transfer in excess of    Maximum Charge:            $35
12 transfers per contract year:/(3)/                Current Charge:              $0

Special service charges:/(4)/
  .   Express mail charge                             Current and Maximum Charge:   $35
  .   Wire transfer charge                            Current and Maximum Charge:   $90
  .   Check preparation charge/(5)/                   Maximum Charge:            $85
                                                      Current Charge:              $0
  .   Charge for third party transfer or
      exchange/(5)/                                   Maximum Charge:            $125
                                                      Current Charge:              $65/(6)/
  .   Duplicate contract charge                       Current and Maximum Charge:   $35/(6)/
  .   Duplicate Annual and/or Quarterly Statement     Maximum Charge:            $35
      of Account or Annual Payout Statement charge    Current Charge:              $0

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------------------------------
Current and Maximum annual Contract Maintenance Fee/(7)(8)/

   If your account value on your contract date anniversary     $50
   is less than $50,000

   If your account value on your contract date anniversary     $0
   is $50,000 or higher
--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS/(9)/
--------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES/(10)/:                        INVESTMENT     INVESTMENT     INVESTMENT
                                                               EDGE(R)        EDGE(R) SELECT EDGE(R) ADV
                                                               -------------- -------------- -----------
Operations                                                         0.70%      0.75%          0.20%
Administrative                                                     0.30%      0.30%          0.10%
Distribution                                                       0.10%      0.20%          0.00%
                                                                   -----      -----          -----
Total Separate account annual expenses ("Contract fee")          1.10%/(11)/  1.25%/(11)/    0.30%
--------------------------------------------------------------------------------------------------------

ANNUAL FUND FACILITATION FEE/(12)/: Maximum charge: 0.70%

                                    Current charge: 0.00%
-----------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF
YOU FUND THE FOLLOWING OPTIONAL BENEFIT
--------------------------------------------------------
PROTECTED PREMIUM DEATH BENEFIT CHARGE
(calculated daily as a percentage of your Net Amount at
Risk./(13)/ Deducted annually on each contract date
anniversary for which the benefit is in effect./(14)/)

---------------------------------------------------------------
               CURRENT  MAXIMUM               CURRENT  MAXIMUM
               ANNUAL   ANNUAL                ANNUAL   ANNUAL
 AGE/(15)/     CHARGE   CHARGE    AGE/(15)/   CHARGE   CHARGE
---------------------------------------------------------------
(less or =)65  0.6%     1.2%     89           12.0%    24.0%
---------------------------------------------------------------
66-70          1.2%     2.4%     90           13.5%    27.0%
---------------------------------------------------------------
71-75          1.8%     3.6%     91           14.5%    29.0%
---------------------------------------------------------------
76-80          3.6%     7.2%     92           16.0%    32.0%
---------------------------------------------------------------
81-85          7.2%     14.4%    93           17.0%    34.0%
---------------------------------------------------------------
86             9.0%     18.0%    94           18.5%    37.0%
---------------------------------------------------------------
87             10.0%    20.0%    95           20.0%    40.0%
---------------------------------------------------------------
88             11.0%    22.0%
---------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS/(9)/
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that
are deducted from Portfolio assets including management
fees, 12b-1 fees, service fees, and/or other                 Lowest Highest
expenses)/(/*/)/                                             0.59%  5.02%
---------------------------------------------------------------------------



(*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of the Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect   Lowest Highest
of Expense Limitation Arrangements/(16)/                     0.59%  2.10%
---------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

Notes:

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make a withdrawal or surrender your contract to receive its cash value. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1"

               Surrender                 Surrender
Contract Year   Charge    Contract Year   Charge
1............. 6.00%      4............. 4.00%
2............. 6.00%      5............. 3.00%
3............. 5.00%      6+............ 0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time, with or without notice.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

                                   FEE TABLE

(7)Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $50,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge. This charge will no longer apply to NQ contracts following election of an Income Edge payment program, even if your account value falls below $50,000.

(8)This charge does not apply to Investment Edge(R) ADV contracts.

(9)Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(10)The separate account annual expenses compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(11)Investment Edge(R) and Investment Edge Select(R) contract owners only: You may be eligible for a reduction in the Contract fee. See "Breakpoint Credit" in "Contract features and benefits" for more information.

(12)This fee DOES NOT APPLY to any variable investment options that we currently offer.

(13)On each day of your contract, your NAR is equal to (A) minus (B), where (A) equals your Protected premium death benefit base; and (B) equals your account value on that day. Your NAR can never be less than zero. For more information, see "Protected premium death benefit charge" in "Charges and expenses" later in this Prospectus.

(14)If on any date other than the contract date anniversary your contract is surrendered or annuitized, an Income Edge payment program is elected and becomes effective, a death benefit is paid, or the Protected Premium death benefit is otherwise terminated, we will deduct the cumulative accrued charge for that year from your account value.

(15)Age at issue, and subsequently, as of your most recent contract date anniversary. For jointly owned contracts, the charge is based on the age of the older joint owner. The daily charge percentage increases automatically on each contract date anniversary following the date on which you reach the next age bracket shown in the table.


(16)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. These examples use an average Contract Maintenance Fee based on anticipated sales and contract sizes, which results in an estimated administrative charge of 0.05% of contract value.

The Contract Maintenance Fee and any applicable withdrawal charge do apply to the amounts allocated to the dollar cost averaging program (as available).

These examples assume that you invest $10,000 in the contract for the time periods indicated and elect the Protected premium death benefit, that your investment has a 5% return each year, and that on each valuation day your account value increases to reflect this assumed growth rate. Based on these assumptions, your account value is always greater than the Protected premium death benefit base, so your Net Amount at Risk (as described in "Protected premium death benefit charge" in the "Charges and expenses" section later in the Prospectus) never results in a charge for the Protected premium death benefit. For an example of how the Protected premium death benefit charge is calculated when your Net Amount at Risk is positive, see Appendix VII.

These examples also assume separate account annual expenses and total annual expenses of the Portfolios (before expense limitations). These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                         INVESTMENT EDGE
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,248 $2,414  $3,444   $6,062   $648  $1,914  $3,144   $6,062
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  783 $1,065  $1,273   $2,110   $183  $  565  $  973   $2,110
---------------------------------------------------------------------------------------------------


                                      INVESTMENT EDGE SELECT
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $663  $1,958  $3,210   $6,166   $663  $1,958  $3,210   $6,166
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $198  $  613  $1,053   $2,276   $198  $  613  $1,053   $2,276
---------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                       INVESTMENT EDGE ADV
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $564  $1,680  $2,782   $5,477   $564  $1,680  $2,782   $5,477
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $ 99  $  308  $  534   $1,185   $ 99  $  308  $  534   $1,185
---------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix II summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and rules for contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum total of all contributions under all Investment Edge(R) series contracts with the same owner or annuitant would then total more than $1,500,000 or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix III later in this Prospectus.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CERTAIN CONTRACT FEATURES.
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE (IF APPLICABLE). THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS A NON-NATURAL PERSON SUCH AS A COMPANY OR TRUST, THE ANNUITANT (OR THE OLDER OF TWO JOINT ANNUITANTS, IF APPLICABLE) IS THE MEASURING LIFE FOR DETERMINING CERTAIN CONTRACT FEATURES.
--------------------------------------------------------------------------------

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts a joint annuitant may also be named, but the joint annuitants must be spouses. In addition, special rules regarding joint owners and annuitants apply in connection with election of an Income Edge payment program. See "Income Edge Payment Program" in "Accessing your money" later in this Prospectus.

Under Inherited NQ contracts, the owner and annuitant must be the same individual. You must own an Inherited NQ contract in your capacity as the beneficiary of a deceased owner's nonqualified deferred annuity contract issued by another insurance company. See "Inherited NQ beneficiary payment contract" later in this section for Inherited NQ (including Income Edge Beneficiary Advantage) requirements.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary and must be age 85 or younger. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Spousal continuation is discussed in the "Payment of death benefit" section.

Investment Edge(R) Select and Investment Edge(R) ADV contracts are not available for purchase by non-natural owners. In addition, Investment Edge(R) Select contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix IV at the end of this Prospectus for more information regarding QP contracts.

Certain features of your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these features will be based on the age of the annuitant or the older of two joint annuitants, if applicable. Under QP contracts, all features are based on the age of the annuitant. If the contract is jointly owned, these features will be based on the older of the two owners. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We

                        CONTRACT FEATURES AND BENEFITS
may also apply contributions made pursuant to an exchange intended to be a
Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For NQ contracts, special rules regarding contributions via Section 1035 exchanges apply to election of an Income Edge payment program, and special rules regarding contributions apply once Income Edge is in effect. See "Income Edge Payment Program" in "Accessing your money" later in this Prospectus. For Inherited NQ contracts, contributions must be made via one or more Section 1035 exchanges. See "Inherited NQ beneficiary payout contract" later in this section.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

CONTRIBUTIONS TO AN INVESTMENT EDGE(R) SELECT CONTRACT ISSUED UNDER AN EXCHANGE PROGRAM

For information about funding an Investment Edge(R) Select contract issued under an exchange program from a Prior Contract, see "Exchange Program" earlier in this Prospectus in "Investment Edge(R) Series at a glance -- key features". You will remain invested in your Prior Contract while AXA Advisors LLC ("AXA Advisors") ensures your application is complete and that suitability standards are met. Upon successful completion of this review, AXA Advisors will transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your Prior Contract will be exchanged for an Investment Edge(R) Select contract at the price calculated at the close of that business day (or at the price calculated at the close of the next business day if we receive your application on a nonbusiness day). If any information we require to issue your contract is missing or unclear, you will remain invested in your Prior Contract while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then cancel your exchange request unless you, or your financial professional acting on your behalf, specifically direct us to keep your exchange request until we receive the required information. If we have not received the information we require within 30 days, we will cancel your exchange request. Your Prior Contract will be exchanged for an Investment Edge(R) Select contract as of the price calculated at the close of the business day we receive the missing information. Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed above. For more information on Prior Contracts, see "Exchange Program" in "Investment Edge(R) Series at a glance -- key features" earlier in this Prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The contract provides the variable investment options available for investing. This section lists each of the variable investment options. The next section, "Allocating your contributions," discusses dollar cost averaging in general.

                        CONTRACT FEATURES AND BENEFITS

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options, to add variable investment options and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF THE GUARANTEED BENEFIT. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a

                        CONTRACT FEATURES AND BENEFITS

"(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


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 AXA PREMIER VIP                                                               INVESTMENT ADVISER
 TRUST                                                                         (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME       SHARE CLASS   OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B       Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  ALLOCATION                        appreciation.                                  Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class B       Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  ALLOCATION                        appreciation and current income.               Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B       Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  ALLOCATION                        appreciation and current income, with a        Funds Management
                                    greater emphasis on capital appreciation.      Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B       Seeks long-term capital appreciation and   .   AXA Equitable
  AGGRESSIVE GROWTH                 current income, with a greater emphasis        Funds Management
                                    on capital appreciation.                       Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B       Seeks a high level of current income.      .   AXA Equitable
  CONSERVATIVE                                                                     Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ GROWTH    Class B       Seeks long-term capital appreciation and   .   AXA Equitable
                                    current income.                                Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE  Class B       Seeks long-term capital appreciation and   .   AXA Equitable
                                    current income, with a greater emphasis        Funds Management
                                    on current income.                             Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B       Seeks long-term capital appreciation and   .   AXA Equitable
  MODERATE GROWTH                   current income, with a greater emphasis        Funds Management
                                    on current income.                             Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B       Seeks to achieve long-term growth of       .   AXA Equitable
  CAP GROWTH                        capital.                                       Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B       Seeks to achieve long-term growth of       .   AXA Equitable
  CAP VALUE                         capital.                                       Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                             (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME       SHARE CLASS   OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE   Class IB      Seeks a high level of total return.        .   AXA Equitable
  SECURITIES                                                                       Funds Management
                                                                                   Group, LLC
                                                                               .   Palisade Capital
                                                                                   Management, L.L.C.
-------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Class IB      Seeks to maximize current income and       .   DoubleLine
  OPPORTUNISTIC BOND                total return.                                  Capital LP
-------------------------------------------------------------------------------------------------------------------
1290 VT ENERGY        Class IB      Seeks long-term capital appreciation.      .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Class IB      Seeks a combination of growth and          .   Barrow, Hanley,
  INCOME                            income to achieve an above average and         Mewhinney &
                                    consistent total return.                       Strauss LLC
-------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Class IB      Seeks to achieve capital appreciation.     .   GAMCO Asset
  MERGERS &                                                                        Management, Inc.
  ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Class IB      Seeks to maximize capital appreciation.    .   GAMCO Asset
  COMPANY VALUE                                                                    Management, Inc.
-------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Class IB      Seeks to maximize current income.          .   AXA Equitable
  BOND                                                                             Funds Management
                                                                                   Group, LLC
                                                                               .   AXA Investment
                                                                                   Managers, Inc.
                                                                               .   Post Advisory
                                                                                   Group, LLP
-------------------------------------------------------------------------------------------------------------------
1290 VT LOW           Class IB      Seeks long-term capital appreciation with  .   AXA Equitable
  VOLATILITY GLOBAL                 lower absolute volatility than the broad       Funds Management
  EQUITY                            equity market.                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------
1290 VT NATURAL       Class IB      Seeks to achieve long-term growth of       .   AllianceBernstein
  RESOURCES                         capital.                                       L.P.
-------------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE   Class IB      Seeks to provide long-term capital         .   AllianceBernstein
                                    appreciation and current income.               L.P.
-------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA     Class IB      Seeks to achieve long-term capital         .   AXA Rosenberg
  EQUITY                            appreciation.                                  Management, LLC
-------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Class IB      Seeks to track the investment results of   .   BlackRock
  RESPONSIBLE                       the MSCI KLD 400 Social Index.                 Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT          Class IB      Seeks to achieve a balance of current      .   AllianceBernstein
  DURATION                          income and capital appreciation,               L.P.
  GOVERNMENT BOND                   consistent with a prudent level of risk.
-------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Class IB      Seeks to achieve long-term growth of       .   AllianceBernstein
  GROWTH                            capital.                                       L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE  Class IB      Seeks to achieve capital growth.           .   Janus Capital
                                                                                   Management LLC
-------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Class IB      Seeks to achieve capital appreciation.     .   Loomis, Sayles &
  GROWTH                                                                           Company, L.P.
-------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON         Class IB      Seeks to achieve long-term capital growth  .   AXA Equitable      (check mark)
  GLOBAL EQUITY                     with an emphasis on risk adjusted returns      Funds Management
  MANAGED VOLATILITY                and managing volatility in the Portfolio.      Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Templeton Global
                                                                                   Advisors Limited
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                                 (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME       SHARE CLASS   OBJECTIVE                                      AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Class IB      Seeks to achieve capital appreciation and      .   BlackRock
  VALUE EQUITY                      secondarily, income.                               Investment
                                                                                       Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Class IB      Seeks to achieve a total return before         .   AllianceBernstein
  INDEX                             expenses that approximates the total               L.P.
                                    return performance of the Russell 3000(R)
                                    Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Class IB      Seeks to achieve a total return before         .   SSgA Funds
                                    expenses that approximates the total               Management, Inc.
                                    return performance of the Bloomberg
                                    Barclays U.S. Intermediate Government/
                                    Credit Bond Index, including reinvestment
                                    of dividends, at a risk level consistent with
                                    that of the Bloomberg Barclays U.S.
                                    Intermediate Government/Credit Bond
                                    Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB      Seeks to achieve long-term growth of           .   AllianceBernstein
  EQUITY PLUS                       capital.                                           L.P.
                                                                                   .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   EARNEST Partners,
                                                                                       LLC
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IB      Seeks to achieve a total return before         .   AllianceBernstein
                                    expenses that approximates the total               L.P.
                                    return performance of the Standard &
                                    Poor's 500 Composite Stock Price Index,
                                    including reinvestment of dividends, at a
                                    risk level consistent with that of the
                                    Standard & Poor's 500 Composite Stock
                                    Price Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IB      Seeks to achieve a total return before         .   SSgA Funds
  GOVERNMENT BOND                   expenses that approximates the total               Management, Inc.
                                    return performance of the Bloomberg
                                    Barclays U.S. Intermediate Government
                                    Bond Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the Bloomberg Barclays U.S.
                                    Intermediate Government Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IB      Seeks to achieve a total return (before        .   AllianceBernstein
  EQUITY INDEX                      expenses) that approximates the total              L.P.
                                    return performance of a composite index
                                    comprised of 40% DJ Euro STOXX 50
                                    Index, 25% FTSE 100 Index, 25% TOPIX
                                    Index, and 10% S&P/ASX 200 Index,
                                    including reinvestment of dividends, at a
                                    risk level consistent with that of the
                                    composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IB      Seeks to achieve a total return before         .   AllianceBernstein
  INDEX                             expenses that approximates the total               L.P.
                                    return performance of the Russell 1000(R)
                                    Growth Index, including reinvestment of
                                    dividends at a risk level consistent with
                                    that of the Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 EQ ADVISORS TRUST                                                              (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME       SHARE CLASS   OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IB      Seeks to achieve a total return before      .   SSgA Funds
  INDEX                             expenses that approximates the total            Management, Inc.
                                    return performance of the Russell 1000(R)
                                    Value Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the Russell 1000(R) Value Index.
------------------------------------------------------------------------------------------------------------------
EQ/MFS                Class IB      Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                     Financial
  GROWTH                                                                            Services Company
                                                                                    d/b/a MFS
                                                                                    Investment
                                                                                    Management
------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IB      Seeks to achieve a total return before      .   SSgA Funds
                                    expenses that approximates the total            Management, Inc.
                                    return performance of the Standard &
                                    Poor's Mid Cap 400 Index, including
                                    reinvestment of dividends, at a risk level
                                    consistent with that of the Standard &
                                    Poor's Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------
EQ/MONEY              Class IB      Seeks to obtain a high level of current     .   The Dreyfus
  MARKET/(+++)/                     income, preserve its assets and maintain        Corporation
                                    liquidity.
------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IB      Seeks to achieve capital appreciation.      .   OppenheimerFunds,
  GLOBAL                                                                            Inc.
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB      Seeks to achieve maximum real return,       .   Pacific
  REAL RETURN                       consistent with preservation of capital         Investment
                                    and prudent investment management.              Management
                                                                                    Company LLC
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IB      Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                        traditional money market products while         Investment
                                    maintaining an emphasis on preservation         Management
                                    of capital and liquidity.                       Company LLC
------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IB      Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                             (before expenses) the total return of the       L.P.
                                    Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB      Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                      appreciation and secondarily, income.           Associates, Inc.
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class IB      Seeks to achieve long-term growth of        .   Allianz Global
  TECHNOLOGY                        capital.                                        Investors U.S. LLC
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
                                                                                .   SSgA Funds
                                                                                    Management, Inc.
                                                                                .   Wellington
                                                                                    Management
                                                                                    Company, LLP


------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                          INVESTMENT ADVISER (OR
 FUNDS) - SERIES II                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is total return with a low to  .   Invesco Advisers, Inc.
  BALANCED-RISK      moderate correlation to traditional financial market indices.
  ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through        .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                          .   Sub-Adviser: Invesco
                                                                                        Asset Management Limited
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                            INVESTMENT ADVISER (OR
 FUNDS) - SERIES II                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                        AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HEALTH  The fund's investment objective is long-term growth of capital.  .   Invesco Advisers, Inc.
  CARE FUND/(1)/
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised       .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                      .   Sub-Adviser: Invesco
                                                                                          Canada Ltd.
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of           .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of           .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.


--------------------------------------------------------------------------------------------------------------
 AB VARIABLE
 PRODUCT SERIES
 FUND, INC. - CLASS                                                             INVESTMENT ADVISER (OR
 B                                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL        The Portfolio's investment objective is long-term growth   .   AllianceBernstein L.P.
  THEMATIC GROWTH    of capital.
  PORTFOLIO
--------------------------------------------------------------------------------------------------------------
AB VPS GROWTH AND    The Portfolio's investment objective is long-term growth   .   AllianceBernstein L.P.
  INCOME PORTFOLIO   of capital.
--------------------------------------------------------------------------------------------------------------
AB VPS REAL ESTATE   The Portfolio's investment objective is total return from  .   AllianceBernstein L.P.
  INVESTMENT         long-term growth of capital and income.
  PORTFOLIO
--------------------------------------------------------------------------------------------------------------
AB VPS SMALL/MID     The Portfolio's investment objective is long-term growth   .   AllianceBernstein L.P.
  CAP VALUE          of capital.


-----------------------------------------------------------------------------------------------------------
 ALPS VARIABLE
 INVESTMENT TRUST -                                                          INVESTMENT ADVISER (OR
 CLASS III SHARES                                                            SUB-ADVISOR(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
ALPS | RED ROCKS     Is to seek to maximize total return, which consists of  .   ALPS Advisors, Inc./Red
  LISTED PRIVATE     appreciation on its investments and a variable income       Rocks Capital LLC
  EQUITY PORTFOLIO   stream.


------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                                 INVESTMENT ADVISER (OR
 CLASS II                                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund pursues long-term total return using a strategy that  .   American Century
  INFLATION          seeks to protect against U.S. inflation.                           Investment Management,
  PROTECTION FUND                                                                       Inc.
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a           .   American Century
  MID CAP VALUE FUND secondary objective.                                               Investment Management,
                                                                                        Inc.


--------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R) - CLASS                                                              INVESTMENT ADVISER (OR
 4 SHARES                                                                       SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE
--------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION     The Fund's investment objective is to provide high total   .   Capital Research and
  FUND               return (including income and capital gains) consistent         Management Company
                     with preservation of capital over the long term.
--------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND   The fund's investment objective is to provide long-term    .   Capital Research and
                     growth of capital.                                             Management Company
--------------------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND   The fund's investment objectives are to achieve long-term  .   Capital Research and
                     growth of capital and income.                                  Management Company
--------------------------------------------------------------------------------------------------------------
GLOBAL SMALL         The fund's investment objective is to provide long-term    .   Capital Research and
  CAPITALIZATION     growth of capital.                                             Management Company
  FUND
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL        The fund's investment objective is to provide long-term    .   Capital Research and
  GROWTH AND INCOME  growth of capital while providing current income.              Management Company
  FUND
--------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)    The fund's investment objective is long-term capital       .   Capital Research and
                     appreciation.                                                  Management Company
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -                                              INVESTMENT ADVISER (OR
 CLASS III                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
BLACKROCK GLOBAL     To seek high total investment return.  .   Adviser: BlackRock
  ALLOCATION V.I.                                               Advisors, LLC
  FUND
------------------------------------------------------------------------------------------
BLACKROCK GLOBAL     To seek long-term growth of capital.   .   Adviser: BlackRock
  OPPORTUNITIES                                                 Advisors, LLC
  V.I. FUND/(2)/
------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
 DELAWARE VIP(R)
 TRUST - SERVICE                                                             INVESTMENT ADVISER (OR
 CLASS                                                                       SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
DELAWARE VIP(R)      Seeks maximum total return, consistent with reasonable  .   Delaware Management
  DIVERSIFIED        risk.                                                       Company
  INCOME SERIES
-----------------------------------------------------------------------------------------------------------
DELAWARE VIP(R)      Seeks long-term capital appreciation.                   .   Delaware Management
  EMERGING MARKETS                                                               Company
  SERIES
-----------------------------------------------------------------------------------------------------------
DELAWARE VIP(R)      Seeks maximum total return, consistent with reasonable  .   Delaware Management
  LIMITED-TERM       risk.                                                       Company
  DIVERSIFIED
  INCOME SERIES


-----------------------------------------------------------------------------------------------
 EATON VANCE                                                     INVESTMENT ADVISER (OR
 VARIABLE TRUST                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------
EATON VANCE VT       To provide a high level of current income.  .   Eaton Vance Management
  FLOATING-RATE
  INCOME FUND


-------------------------------------------------------------------------------------------------------------
 FEDERATED
 INSURANCE SERIES -                                                            INVESTMENT ADVISER (OR
 SERVICE SHARES                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FEDERATED HIGH       Seeking high current income by investing primarily in a   .   Federated Investment
  INCOME BOND FUND   professionally managed, diversified portfolio of fixed-       Management Company
  II                 income securities.
-------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN   Seeking capital appreciation by investing principally in  .   Federated Equity
  FUND II            common stocks.                                                Management Company of
                                                                                   Pennsylvania
                                                                               .   Sub-Adviser: Federated
                                                                                   Global Investment
                                                                                   Management Corporation
-------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                             INVESTMENT ADVISER (OR
 SERVICE CLASS 2                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                    .   Fidelity Management &
  CONTRAFUND(R)                                                                   Research Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                       .   Fidelity Management &
  CAP PORTFOLIO                                                                   Research Company (FMR)
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may also  .   Fidelity Management &
  STRATEGIC INCOME   seek capital appreciation.                                   Research Company (FMR)
  PORTFOLIO


-------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE                                                      INVESTMENT ADVISER (OR
 TRUST                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among   .   First Trust Advisors L.P.
  JONES DIVIDEND &   dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO
-------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI    Seeks to maximize current income, with a secondary  .   First Trust Advisors L.P.
  INCOME ALLOCATION  objective of capital appreciation.
  PORTFOLIO
-------------------------------------------------------------------------------------------------------


 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -                                                          INVESTMENT ADVISER (OR
 CLASS 2                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING    The Fund's principal investment goal is capital       .   Fund Administrator:
  FUNDS ALLOCATION   appreciation. Its secondary goal is income.               Franklin Templeton
  VIP FUND                                                                     Services, LLC
---------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP  Seeks to maximize income while maintaining prospects  .   Franklin Advisers, Inc.
  FUND               for capital appreciation.
---------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital       .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.               LLC
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -                                                                 INVESTMENT ADVISER (OR
 CLASS 2                                                                          SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.


-----------------------------------------------------------------------------------------------------------
 GUGGENHEIM                                                                  INVESTMENT ADVISER (OR
 VARIABLE TRUST                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF       The Fund seeks to generate positive total returns over  .   Security Investors, LLC,
  GLOBAL MANAGED     time.                                                       which operates under the
  FUTURES STRATEGY                                                               name Guggenheim
  FUND                                                                           Investments.
-----------------------------------------------------------------------------------------------------------


 HARTFORD HLS FUNDS                                        INVESTMENT ADVISER (OR
 - CLASS IC SHARES                                         SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                             AS APPLICABLE)
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL     The Fund seeks growth of capital.     .   Hartford Funds Management
  APPRECIATION HLS                                             Company, LLC
  FUND                                                     .   Sub-Adviser: Wellington
                                                               Management Company LLP
-----------------------------------------------------------------------------------------
HARTFORD GROWTH      The Fund seeks capital appreciation.  .   Hartford Funds Management
  OPPORTUNITIES HLS                                            Company, LLC
  FUND                                                     .   Sub-Adviser: Wellington
                                                               Management Company LLP


--------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                INVESTMENT ADVISER (OR
 PORTFOLIOS                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY VIP ASSET        To seek to provide total return.                     .   Ivy Investment Management
  STRATEGY                                                                    Company (IICO)
--------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.  .   Ivy Investment Management
                                                                              Company (IICO)
--------------------------------------------------------------------------------------------------------
IVY VIP MICRO CAP    To seek to provide growth of capital.                .   Ivy Investment Management
  GROWTH                                                                      Company (IICO)
--------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                .   Ivy Investment Management
  TECHNOLOGY                                                                  Company (IICO)
--------------------------------------------------------------------------------------------------------


 JANUS ASPEN SERIES
 -                                                                             INVESTMENT ADVISER (OR
 SERVICE SHARES                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
JANUS HENDERSON VIT  Seeks long-term capital growth, consistent with           .   Janus Capital Management
  BALANCED PORTFOLIO preservation of capital and balanced by current income.       LLC
-------------------------------------------------------------------------------------------------------------
JANUS HENDERSON VIT  Seeks to obtain maximum total return, consistent with     .   Janus Capital Management
  FLEXIBLE BOND      preservation of capital.                                      LLC
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JANUS HENDERSON VIT  Seeks capital appreciation.                               .   Sub-Adviser: INTECH
  U.S. LOW                                                                         Investment Management LLC
  VOLATILITY
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 JPMORGAN INSURANCE
 TRUST - CLASS 2                                                               INVESTMENT ADVISER (OR
 SHARES                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE   The Portfolio seeks to maximize long-term total return.   .   J.P. Morgan Investment
  TRUST GLOBAL                                                                     Management Inc.
  ALLOCATION
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE   The Portfolio seeks to maximize income while maintaining  .   J.P. Morgan Investment
  TRUST INCOME       prospects for capital appreciation.                           Management Inc.
  BUILDER PORTFOLIO


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT ADVISER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 LEGG MASON
 PARTNERS VARIABLE
 EQUITY TRUST -                                                                  INVESTMENT ADVISER (OR
 SHARE CLASS II                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks capital appreciation.                                 .   Legg Mason Partners Fund
  VARIABLE                                                                           Advisor, LLC (Investment
  AGGRESSIVE GROWTH                                                                  Manager)
  PORTFOLIO                                                                      .   Sub-Adviser: ClearBridge
                                                                                     Investments, LLC
---------------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks dividend income, growth of dividend income and        .   Legg Mason Partners Fund
  VARIABLE DIVIDEND  long-term capital appreciation.                                 Advisor, LLC (Investment
  STRATEGY PORTFOLIO                                                                 Manager)
                                                                                 .   Sub-Adviser: ClearBridge
                                                                                     Investments, LLC
---------------------------------------------------------------------------------------------------------------
QS LEGG MASON        The fund seeks the highest total return (that is, a         .   Legg Mason Partners Fund
  DYNAMIC MULTI-     combination of income and long-term capital                     Advisor, LLC
  STRATEGY VIT       appreciation) over time consistent with its asset mix. The  .   Sub-Adviser: QS
  PORTFOLIO          fund will seek to reduce volatility as a secondary              Investors, LLC and
                     objective.                                                      Western Asset Management
                                                                                     Company


------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. -                                                                 INVESTMENT ADVISER (OR
 CLASS VC                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current  .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.


-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT ADVISER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH      The fund's investment objective is to seek capital        .   Massachusetts Financial
  SERIES             appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES  The fund's investment objective is to seek capital        .   Massachusetts Financial
                     appreciation.                                                 Services Company


------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN
 ADVISERS
 MANAGEMENT TRUST -                                                           INVESTMENT ADVISER (OR
 S CLASS SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN     The fund seeks long-term growth of capital by investing  .   Neuberger Berman
  INTERNATIONAL      primarily in common stocks of foreign companies.             Investment Advisers LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN     The fund seeks long-term growth of capital and income    .   Neuberger Berman
  U.S. EQUITY INDEX  generation.                                                  Investment Advisers LLC
  PUTWRITE STRATEGY
  PORTFOLIO


------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS                                                                    INVESTMENT ADVISER (OR
 VARIABLE TRUST                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/          The Portfolio seeks to provide superior risk-adjusted returns  .   7Twelve Advisors, LLC
  BALANCED PORTFOLIO when compared to the bond and equity markets in general.


----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADMINISTRATIVE                                                                   INVESTMENT ADVISER (OR
 CLASS                                                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND    Seeks maximum total return, consistent with preservation of  .   Pacific Investment
  PORTFOLIO          capital and prudent investment management.                       Management Company LLC
  (UNHEDGED)
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                                       INVESTMENT ADVISER (OR
 ADVISOR CLASS                                                                           SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                       AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent investment    .   Pacific Investment
  COMMODITYREALRETURN(R) management.                                                         Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation of     .   Pacific Investment
  MARKETS BOND           capital and prudent investment management.                          Management Company LLC
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL             The Portfolio seeks total return which exceeds that of a blend  .   Pacific Investment
  MULTI-ASSET            of 60% MSCI World Index/40% Bloomberg Barclay's U.S.                Management Company LLC
  MANAGED                Aggregate Index.
  ALLOCATION
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seek maximum total return, consistent with preservation of      .   Pacific Investment
  PORTFOLIO              capital and prudent investment management.                          Management Company LLC


----------------------------------------------------------------------------------------------------------------
 PUTNAM VARIABLE
 TRUST - IB SHARE                                                                 INVESTMENT ADVISER (OR
 CLASS                                                                            SUB-ADVISER(S),
 PORTFOLIO NAME*     OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
PUTNAM VT            Seeks high a level of current income as Putnam Investment    .   Putnam Investment
  DIVERSIFIED        Management, LLC believes is consistent with preservation of      Management, LLC
  INCOME FUND        capital.                                                     .   Sub-Adviser: Putnam
                                                                                      Investments Limited
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL     Seeks long-term return consistent with preservation of       .   Putnam Investment
  ASSET ALLOCATION   capital.                                                         Management, LLC
  FUND                                                                            .   Sub-Adviser: Putnam
                                                                                      Investments Limited
                                                                                  .   Sub-Adviser: The Putnam
                                                                                      Advisory Company, LLC
----------------------------------------------------------------------------------------------------------------
PUTNAM VT            Seeks a positive total return.                               .   Putnam Investment
  MULTI-ASSET                                                                         Management, LLC
  ABSOLUTE RETURN                                                                 .   Sub-Adviser: Putnam
  FUND/(3)/                                                                           Investments Limited
                                                                                  .   Sub-Adviser: The Putnam
                                                                                      Advisory Company, LLC
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH   Seeks capital appreciation.                                  .   Putnam Investment
  FUND                                                                                Management, LLC
                                                                                  .   Sub-Adviser: Putnam
                                                                                      Investments Limited
                                                                                  .   Sub-Adviser: The Putnam
                                                                                      Advisory Company, LLC


------------------------------------------------------------------------------------------------------------
 SEI INSURANCE                                                                INVESTMENT ADVISER (OR
 PRODUCT TRUST                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
SEI VP Balanced      Capital appreciation while maintaining broad equity and  .   SEI Investments
  Strategy Fund      fixed income market participation.                           Management Corporation
------------------------------------------------------------------------------------------------------------
SEI VP Conservative  Manage risk of loss while providing the opportunity for  .   SEI Investments
  Strategy Fund      modest capital appreciation.                                 Management Corporation
------------------------------------------------------------------------------------------------------------
SEI VP Market        Capital appreciation while maintaining broad equity and  .   SEI Investments
  Growth Strategy    fixed income market participation.                           Management Corporation
  Fund
------------------------------------------------------------------------------------------------------------
SEI VP Market Plus   Long-term capital appreciation.                          .   SEI Investments
  Strategy Fund                                                                   Management Corporation
------------------------------------------------------------------------------------------------------------
SEI VP Moderate      Capital appreciation, while managing the risk of loss.   .   SEI Investments
  Strategy Fund                                                                   Management Corporation
------------------------------------------------------------------------------------------------------------


 T. ROWE PRICE                                                                 INVESTMENT ADVISER (OR
 EQUITY SERIES, INC.                                                           SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks long-term capital appreciation.                    .   T. Rowe Price Associates,
  HEALTH SCIENCES                                                                  Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                         INVESTMENT ADVISER (OR
 INITIAL SHARES                                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
VANECK VIP           Seeks high total return -- income plus capital         .   Van Eck Associates
  UNCONSTRAINED      appreciation -- by investing globally, primarily in a      Corporation
  EMERGING MARKETS   variety of debt securities.
  BOND FUND


-------------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST                                                                    INVESTMENT ADVISER (OR
 - S CLASS                                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                       AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND   hard asset securities. Income is a secondary consideration.         Corporation
-------------------------------------------------------------------------------------------------------------------





(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(1)This variable investment option's name, and investment objective will change on or about May 1, 2018, subject to regulatory approval. The variable investment option's former name was Invesco V.I. Global Health Care Fund.
(2)The BlackRock Global Opportunities V.l. Fund variable investment option (the "Investment Option") will be liquidated and thereafter discontinued as an investment option on or about June 29, 2018 (the "Transaction Date").
   Prior to the Transaction Date, you may choose to transfer the account value in the Investment Option to other investment options under your contract. If you have any account value allocated to the Investment Option as of the close of the New York Stock Exchange on the Transaction Date, we will automatically transfer that account value from the Investment Option to the EQ/Money Market investment option. Thereafter, you may transfer your account value from the EQ/Money Market investment option to any other investment option under your contract. We do not currently impose any charge for transfers.
(3)This variable investment option's name, and investment objective will change on or about April 30, 2018, subject to regulatory approval. The variable investment option's former name was Putnam VT Absolute Return 500 Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

ALLOCATING YOUR CONTRIBUTIONS

Your initial contribution and any subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit (either in writing or electronically, depending on the form being used) new allocation instructions on a form that we provide. The maximum number of investment options that may be listed in your allocation instructions on file or for rebalancing (whether scheduled/recurring or one time) is 100.

TRANSFERS. Generally, you may transfer your account value among the variable investment options. We may, at any time, exercise our right to terminate transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

Transfer requests do not change the allocation instructions on file for any future contribution or scheduled/recurring rebalancing. This means that upon the next scheduled/recurring rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. For more information about transferring your account value, please see "Transferring your money among investment options" later in this Prospectus.

You may also provide instructions for a one-time rebalancing of your account.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Please note that an allocation change for future contributions will not automatically change the scheduled/recurring rebalancing instructions on file for your account.

YOUR RESPONSIBILITY FOR ALLOCATION DECISIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. Certain AXA Advisors financial professionals who are registered as investment advisory representatives (IARs) of AXA Advisors may enter into a separate agreement with you to provide investment advice for a fee regarding the management of your Series ADV contract. That arrangement will be governed by a separate investment advisory contract, and different terms and conditions will apply (as set forth in that separate investment advisory contract and related disclosures, such as pertinent Forms ADV Part 2A). If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply, particularly with regard to any fee-based arrangement you may have in connection with your Series ADV contract.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program via scheduled transfers from the EQ/Money Market investment option to the other available variable investment options. The program allows you to gradually allocate amounts to available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect. For NQ contracts, existing dollar cost averaging programs will continue after the election of an Income Edge payment program.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

You may dollar cost average from the EQ/Money Market investment option, subject to the following:

..   Initial contributions to the program must be at least $5,000 (i.e., your value in the EQ/Money Market variable investment option must be at least $5,000 when you begin the program).

..   Contributions into the program may be new contributions, or you may transfer amounts allocated to other variable investment options to initiate the program. You can make additional contributions to a program after a program has started.

..   You may choose either a 3 month, 6 month, or 12 month time period for participation in the dollar cost averaging program; however, you may only have one time period in effect at any time and once you select a time period, you may not change it and subsequent contributions or transfers into the program will not extend the duration of an existing program.

..   Currently, your account value may only be transferred from the program into the variable investment options on a monthly basis. We may offer these programs in the future with transfers on a different basis.

..   For the program, you may select different variable investment options than those in your allocation instructions on file, except that you may not do so on your initial application for the contract.

..   If the value in the EQ/Money Market variable investment option is less than or equal to the scheduled transfer amount, the entire amount in the account will be transferred and the program will terminate.

..   You can enroll in a dollar cost averaging program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the EQ/Money Market variable investment option. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

                        CONTRACT FEATURES AND BENEFITS

   For example, assume you enroll in a 3-month dollar cost averaging program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution.

..   If you enroll in a dollar cost averaging program and the transfer date is the 29th, 30th or 31st day of the month, for any subsequent month in your program with less than 29, 30 or 31 days respectively, the transfer will take place on the first business day of the following month.

   For example, if you enrolled in a dollar cost averaging program that became effective on August 31, the transfer for September would occur on the first business day in October; the transfer for November would occur on the first business day in December; and so on.

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the program that we have on file for you, and your program will terminate.

..   The scheduled/recurring rebalancing program is available while the dollar cost averaging program is in effect, and for NQ contracts, remains available after election of an Income Edge payment program.

..   You may cancel your participation in the program at any time by notifying us in writing. If you terminate your program, we will allocate any remaining amounts in your program pursuant to your program allocations instructions on file.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging program. Note that participation in the dollar cost averaging program is not cancelled by your request for a one-time rebalancing of your account. The dollar cost averaging program is not available in all states. See Appendix III later in this Prospectus for more information on state availability.

BREAKPOINT CREDIT
(INVESTMENT EDGE(R) AND INVESTMENT EDGE(R) SELECT CONTRACTS ONLY)

If you are an Investment Edge(R) or Investment Edge Select(R) contract owner, you may be eligible for an annual reduction in the Contract fee of up to 0.10% of your account value. This credit, which we refer to as the Breakpoint Credit ("BPC") is calculated quarterly and credited to your account annually as follows:

..   On each Valuation Date, if your account value is at least equal to the BPC
    Threshold, we will calculate a credit equal to 0.025% of your account value on that Valuation Date. We will then credit your account with the aggregate BPC on the Crediting Date. "Valuation Date", "BPC Threshold" and "Crediting Date" are defined below.

..   There are four Valuation Dates each year: (a) Three "quarterversaries", which are the dates that occur every three months on the same calendar day as your Contract Date, but excluding your contract date anniversary) and
    (b) your contract date anniversary. If a quarterversary falls on a non-Business Day, the Valuation Date for that quarterversary will be the next Business Day. If your Contract Date falls after the 28th of a month, the Valuation Date for each quarterversary will be the first Business Day of the following month. If your contract date anniversary occurs on a day other than a Business Day, the Valuation Date will be the Business Day immediately preceding your Contract date anniversary.

..   The BPC Threshold is (a) on a quarterversary Valuation Date, $500,000, without deduction of any accrued fees for the Protected premium death benefit (if elected) and without including any accrued BPCs from prior quarterversaries; and (b) on the contract date anniversary Valuation Date, $500,000, after deduction of all fees and charges.

..   The Crediting Date is the date on which we credit your account with the
    BPC, and is the Valuation Date associated with your contract date anniversary.

..   If during a contract year your account value meets the BPC Threshold on one or more, but not all, Valuation Dates, you will be credited with the aggregate accrued BPC for the Valuation Dates on which your account value did meet the BPC Threshold. For example, if your account value satisfied the BPC Threshold on the first and third quarterversaries, but not on the second quarterversary or your contract date anniversary, your account will be credited on the Crediting Date with the aggregate BPC calculated for your first and third quarterversaries.

..   On the Crediting Date, the BPC will be credited to your account pro rata according to your allocation instructions on file. If you have set up a dollar cost averaging program, the BPC will be credited according to your allocation instructions for the dollar cost averaging program.

..   The BPC is not a contribution for purposes of the rules governing contributions to your contract.

..   Upon your death, or if you surrender or annuitize your contract, we will credit your account with a prorated amount of any accrued BPC.

..   If you elect an Income Edge payment program, you will continue to be eligible for the BPC in accordance with the rules above. Valuation Dates for quarterversaries will be determined based on your Income Edge Anniversary Date and your account will be credited with the BPC on your Income Edge Anniversary Date. Any BPC amounts that had accrued prior to your Income Edge payment program election will be credited on your Income Edge Effective Date.

..   Investment Edge(R) ADV contract owners are not eligible for the BPC.

                        CONTRACT FEATURES AND BENEFITS

EXAMPLE: BPC CALCULATION

------------------------------------------------------------------------------------------------
                                                            ELIGIBLE
                                                   ACCOUNT    FOR
                 VALUATION DATE                     VALUE     BPC?           BPC AMOUNT
------------------------------------------------------------------------------------------------
First Quarterversary                               $480,000   No     $0
------------------------------------------------------------------------------------------------
Second Quarterversary                              $530,000   Yes    $132.50 ($530,000 * 0.025%)
------------------------------------------------------------------------------------------------
Third Quarterversary                               $520,000   Yes    $130.00 ($520,000 * 0.025%)
------------------------------------------------------------------------------------------------
Contract anniversary date                          $550,000   Yes    $137.50 ($550,000 * 0.025%)
------------------------------------------------------------------------------------------------

The BPC that will be credited to your account on the Crediting Date is $400.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under certain annuity payout options. Annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

PROTECTED PREMIUM DEATH BENEFIT

At issue, you may elect the optional Protected premium death benefit (PPDB). The PPDB is equal to the greater of (a) your Protected premium death benefit base on the date of death and (b) your account value on the date of claim.

The Protected premium death benefit base is not an account value or cash value. It is equal to:

..   your initial contribution and any subsequent contributions to your contract, less

..   a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The way we calculate this deduction is described in "Pro rata treatment of withdrawals" below.

The date of claim is the date on which we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, and any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

For purposes of calculating your PPDB, any accrued but unpaid Breakpoint Credit amount will be added to your account value and any accrued but unpaid PPDB charge will be deducted from your account value.

PRO RATA TREATMENT OF WITHDRAWALS. For purposes of calculating your PPDB, any withdrawals you make from your contract reduce the value of your Protected premium death benefit base on a pro rata basis. Reduction on a pro rata basis means that that we calculate the percentage of your current account value that is being withdrawn (including the amount of any applicable withdrawal charge) and we reduce your Protected premium death benefit base by the same percentage. For example, assume your total contributions to your contract are $100,000 and your account value is $80,000. Prior to any withdrawals, your Protected premium death benefit base would be $100,000. If you make a $10,000 withdrawal, that withdrawal represents a 12.5% reduction in your account value. Accordingly, your Protected premium death benefit base is reduced by 12.5% to $87,500 (12.5% of $100,000 is $12,500, and $100,000 minus $12,500 is $87,500).

You may terminate the PPDB at any time, and once you do so, you may not reelect it. The PPDB is not available for election after issue. For NQ contracts, if you elect an Income Edge payment program, the PPDB will be automatically terminated on your Income Edge Effective Date.

Please refer to "Protected premium death benefit charge" in "Charges and expenses" for information about how we calculate the charge for this guaranteed benefit and, if your account value is low, the risk that this charge could cause your contract and the guaranteed benefit to terminate.

The PPDB is not available for election by Inherited NQ contract holders.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Distributions from an Inherited IRA beneficiary continuation contract must begin no later than December 31 of the year following the date of death of the original IRA owner. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

                        CONTRACT FEATURES AND BENEFITS

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who plan to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix II later in this Prospectus for more information.

..   Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix II later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. Shorter payment periods are not permitted.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited

                        CONTRACT FEATURES AND BENEFITS

   IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options. In addition, you may participate in the dollar cost averaging program.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you die, we will pay to a beneficiary that you choose the account value.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

INHERITED NQ BENEFICIARY PAYOUT CONTRACT

THE INHERITED NQ BENEFICIARY PAYOUT CONTRACT ("INHERITED NQ") IS INTENDED TO PROVIDE OPTIONS TO INDIVIDUALS WHO ARE BENEFICIARIES UNDER NONQUALIFIED DEFERRED ANNUITY CONTRACTS ISSUED BY OTHER INSURANCE COMPANIES. QUALIFYING INDIVIDUALS DIRECT THE ISSUING INSURANCE COMPANY TO EXCHANGE THEIR INTEREST IN THE ORIGINAL CONTRACT'S DEATH BENEFIT WITH AN INHERITED NQ CONTRACT, WHICH IS INTENDED TO COMPLY WITH FEDERAL INCOME TAX RULES GOVERNING PAYMENTS FOLLOWING THE DEATH OF THE HOLDER OF A CONTRACT, WHILE PROVIDING THE INHERITED NQ CONTRACT OWNER WITH CONTINUING ACCESS TO THE INHERITED NQ CONTRACT'S ACCOUNT VALUE AS SCHEDULED PAYMENTS ARE MADE.

THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE AN INHERITED NQ CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. THERE IS A SHORT TIMEFRAME FOR PURCHASING AN INHERITED NQ CONTRACT AND PROVIDING AXA EQUITABLE WITH ALL OF THE NECESSARY INFORMATION TO MAKE PAYMENTS. ALSO, WHETHER AN INHERITED NQ CONTRACT CAN BE ISSUED AND THE FORM OF PAYOUT UNDER THE CONTRACT IS DEPENDENT IN PART ON THE AGREEMENT AND COOPERATION OF THE INSURANCE COMPANY THAT ISSUED THE ORIGINAL NONQUALIFIED DEFERRED ANNUITY CONTRACT. BEFORE MAKING A DECISION TO PURCHASE AN INHERITED NQ CONTRACT, A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE AND REVIEW THE ISSUING INSURANCE COMPANY'S REQUIREMENTS APPLICABLE TO AN EXCHANGE.

An Inherited NQ contract is issued as an Investment Edge(R), Investment Edge(R) Select or Investment Edge(R) ADV series contract. The Inherited NQ contract provides a non-life contingent, variable annuity payout for the purpose of distributing to a beneficiary certain payments required after the death of a "holder" (typically, the owner) of a nonqualified deferred annuity contract. We offer the Inherited NQ contract to an individual who is a beneficiary upon the death of the owner under an original nonqualified deferred annuity contract not issued by AXA Equitable ("source contract"). We offer two payout options under the Inherited NQ contract, "Income Edge Beneficiary Advantage" and "Beneficiary NQ Stretch," both of which are described below.

The beneficiary under the source contract may want to change the investments of the inherited source contract while still taking the payments required with respect to the death of the owner of the source contract. The beneficiary may also want continuing access to the Inherited NQ contract's account value as scheduled payments are made, and may also wish to elect the contract's Income Edge Beneficiary Advantage option. SINCE AN INHERITED NQ CONTRACT IS INTENDED TO REPLACE THE INVESTMENTS ORIGINALLY SELECTED BY THE NOW-DECEASED OWNER OF THE SOURCE CONTRACT, A PROSPECTIVE PURCHASER SHOULD CAREFULLY CONSIDER THE INVESTMENTS AND FEATURES AVAILABLE UNDER THE INHERITED NQ CONTRACT (SUCH AS THE CHOICE BETWEEN THE BENEFICIARY NQ STRETCH AND INCOME EDGE BENEFICIARY ADVANTAGE PAYOUT METHODS), AND THE LIMITATIONS AND COSTS UNDER THE INHERITED NQ CONTRACT AS COMPARED TO THE AVAILABLE INVESTMENTS AND FEATURES UNDER THE SOURCE CONTRACT BEFORE MAKING ANY PURCHASE DECISION.

Since, as discussed below, the Inherited NQ contract can only be purchased through a Section 1035 exchange, a prospective purchaser should also confirm with the insurance company that issued the source contract the requirements for exchanging the death benefit under the source contract with an Inherited NQ contract. Finally, the Inherited NQ contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED NQ CONTRACT

The Inherited NQ contract is offered only to individuals who are death beneficiaries under non-AXA Equitable nonqualified deferred annuity contracts. The Inherited NQ contract is not available to non-natural persons or purchasers over the age of 70. Joint owners or annuitants are not permitted.

The owner of the Inherited NQ contract owns the contract in his/her capacity as beneficiary of the deceased owner of the source contract. For this reason, the Inherited NQ contract must also contain the name of the deceased owner.

WHEN CAN AN INHERITED NQ CONTRACT BE PURCHASED

An Inherited NQ contract can only be purchased after the death of the owner of the source contract and before the first anniversary of the owner's death, which is the last possible date that scheduled payments under the Inherited NQ contract must start (the "Required Payment Starting Date").

HOW AN INHERITED NQ CONTRACT IS PURCHASED

An Inherited NQ contract can only be purchased through a Section 1035 exchange of the beneficiary's interest after the death of the owner under the source contract. If the source contract is owned by a non-natural owner, the deceased individual whose death triggers the requirement to make post-death payments from or with respect to the proceeds of the source contract must have been the primary annuitant deemed to be the "holder" or owner of the source contract under federal income tax rules.

The source contract must be a nonqualified deferred annuity contract, and cannot be a life insurance contract.

                        CONTRACT FEATURES AND BENEFITS

An individual may not purchase an Inherited NQ contract if he/she has already elected, received, or started to receive any form of beneficiary payout in accordance with Section 72(s) of the Code for his/her share of the death proceeds of the source contract with the insurance company which issued the source contract.

An individual must apply the entire value of his/her beneficiary share in the source contract to the Inherited NQ contract; we do not accept partial exchanges. The individual need not be the only beneficiary under the source contract. If the individual is one of several beneficiaries, we will accept an exchange into the Inherited NQ contact as long as the beneficiary's entire share under the source contract is exchanged.

Similarly, if the individual is a beneficiary under more than one source contract owned by the same deceased owner, the individual may direct each insurance company issuing each such source contract to make a Section 1035 exchange into the Inherited NQ contract. Each of the multiple Section 1035 exchanges must meet the requirements described in this section, and must include a contribution of at least $1,000.

No contributions will be accepted after we begin scheduled payments under the Inherited NQ contracts. See the description under "Income Edge Beneficiary Advantage" below for the requirements regarding provision of cost basis information.

We must receive all contributions and the information we require from the insurance company (or companies) that issued the source contract(s) in sufficient time for us to begin making scheduled payments under the Inherited NQ contract, which must be no later than twelve months after the date of death of the deceased owner of the source contract. Our deadline is generally 9 months after the date of death of the deceased owner of the source contract. No additional contributions are allowed once we have begun making payments.

If the insurance company that issued the source contract does not provide us with a 1035 exchange contribution and the information we need in a timely manner, we may not be able to issue the Inherited NQ contract or honor an election for Income Edge Beneficiary Advantage. See "Payment options under an Inherited NQ contract" below.

PAYMENT OPTIONS UNDER AN INHERITED NQ CONTRACT

There are two payment options under the Inherited NQ contract, "Income Edge Beneficiary Advantage" and "Beneficiary NQ Stretch." We describe these options and the conditions and limitations that apply to each option later in this section.

Regardless of payment option, there are some features, conditions and limitations that are common to both options:

..   The Inherited NQ contract is intended only for beneficiaries under source contracts who plan to take payments from the Inherited NQ contract at least annually over a period measured by their life expectancy. We call these "scheduled payments." These scheduled payments must begin no later than the Required Payment Starting Date. Beneficiaries who do not want to take scheduled payments at least annually and want to wait up to five years after the death of the owner of the source contract to withdraw the entire amount of their interest in the source contract should not purchase an Inherited NQ contract. Because of the Inherited NQ contract's focus on scheduled payments, certain features more suitable to long-term accumulation vehicles are not available under the Inherited NQ contract.

..   We have no minimum age requirement for issuing an Inherited NQ contract, but we will not issue an Inherited NQ contract to an individual over age 70.

..   The Inherited NQ contract owner must receive scheduled payments at least annually (but can elect to receive scheduled payments monthly or quarterly). The Inherited NQ contract owner can choose a date to start scheduled payments earlier than the Required Payment Starting Date, as long as we have the Section 1035 exchange contribution(s) and information we need to start scheduled payments on the earlier date.

..   The amount of the first scheduled payment is determined by dividing the account value as of the date payments begin by the owner's life expectancy. Each subsequent annual scheduled payment is determined by dividing the remaining annuity account value as of the anniversary date by the initial life expectancy, reduced by 1 for each subsequent year.

   For example, if on the date of the first scheduled payment your account value is $100,000 and your life expectancy is 20 years, the amount of the first scheduled payment will be $5,000. If on the date of the second scheduled payment your account value is $99,750, the amount of the second scheduled payment will be $5,200 ($99,750 divided by 19).

..   Payment amounts are taken on a pro rata basis from your variable investment options.

..   The Inherited NQ contract owner may make transfers among the variable investment options.

..   Once scheduled payments begin, they cannot be stopped until the account value falls to zero.

..   No form of annuity benefit other than scheduled payments as described in this section is available under the Inherited NQ contract.

..   An Inherited NQ contract owner may choose to withdraw all or a portion of his/her account value at any time. Any partial withdrawal must be at least $300. Unlike Income Edge Beneficiary Advantage scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge Beneficiary Advantage scheduled payments. Withdrawal charges will apply, as described in "Charges and expenses" later in this Prospectus.

..   Change of ownership of an Inherited NQ contract is not permitted.

..   The Protected premium death benefit is not available under an Inherited NQ contract.

..   At the death of the Inherited NQ contract owner, we will continue scheduled payments to a successor beneficiary/owner chosen by the Inherited NQ contract owner. The successor beneficiary/owner has the same rights as the Inherited NQ contract owner to take partial withdrawals in addition to scheduled payments and to fully surrender (redeem) the Inherited NQ contract. If there is more than one individual or entity chosen by the Inherited NQ contract owner to be successor beneficiary/owner, we will make payments in equal shares unless the Inherited NQ contract owner instructed us in writing to pay one or more successor beneficiary/owner differently.

                        CONTRACT FEATURES AND BENEFITS

INCOME EDGE BENEFICIARY ADVANTAGE

Under the Income Edge Beneficiary Advantage payment option for an Inherited NQ contract ("Income Edge BA"), we take into account the "cost basis" in calculating and reporting income amounts with respect to scheduled payments. A portion of each scheduled payment is a return of the cost basis in the contract and thus excludable from taxes. The "cost basis" in an Inherited NQ contract with Income Edge BA is the amount of investment in the source contract carried over from the source contract to the Inherited NQ contract (as reported to us in the context of the Section 1035 exchange by the insurance company which issued the source contract), plus or minus any subsequent adjustments.

The payment period for scheduled payments is initially based on the age of the Inherited NQ contract owner, using an IRS table for post-death payments and rounding down to the nearest whole number. The Inherited NQ contract owner may select a shorter payment period, which will generally result in larger payments.

The conditions applicable to an Income Edge BA election are as follows:

..   Income Edge BA must be elected on our form.

..   The account value of the Inherited NQ contract must be at least $50,000.

..   The account value of the Inherited NQ contract must be greater than the cost basis reported to us in the context of the Section 1035 exchange by the insurance company which issued the source contract.

..   We must have received all Section 1035 exchange contributions from each source contract at least three months prior to the Required Payment Starting Date.

..   We must have all cost basis information, in good order, from the insurance company which issued the source contract, at least three months prior to the Required Payment Starting Date for an Income Edge BA election to be effective. If we do not receive complete cost basis information in this timeframe, your Income BA election will not take effect and your contract will default to the Beneficiary NQ Stretch payment option. If there are multiple source contracts for the same deceased owner, as long as we have cost basis information in good order for any source contract, we will use that amount as the cost basis.

..   We may impose a charge approximating premium tax in certain states.

..   If an Inherited NQ contract owner elects Income Edge BA, and we cannot honor or implement that election because of a failure to meet any of the conditions for Income Edge BA noted above, we will begin scheduled payments under the Beneficiary NQ Stretch payment option for the Inherited NQ contract no later than the Required Payment Starting Date, which is one year after the date of death of the deceased owner of the source contract.

Income Edge BA payment may not be available in all states. We also offer a version of Income Edge Beneficiary Advantage as a death benefit option for a beneficiary under an NQ Investment Edge contract where the contract owner dies before an annuity option under the contract has been elected. See "Payment of death benefit" later in this Prospectus.

Even though the private letter ruling we received from the IRS in connection with the standard form of Income Edge does not specifically address Income Edge BA, we believe, based on our review and interpretation of applicable federal tax law, that the Income Edge BA payout methodology constitutes a series of "substantially equal periodic payments" over a "period not extending beyond the life expectancy" of a beneficiary within the applicable requirements of 72(s) of the Code and therefore complies with current federal tax law requirements applicable to post-death payouts from variable annuity contracts. See "Income Edge payment program" under "Tax Information" later in this Prospectus.

BENEFICIARY NQ STRETCH

Under the Beneficiary NQ Stretch payment option for the Inherited NQ contract, we do not report all scheduled payments as being a partial return of cost basis. Instead, we report scheduled payments as taxable to the extent that there is income in the contract.

Beneficiary NQ Stretch must be elected on our form. However, for an Inherited NQ contract owner who elected Income Edge BA, Beneficiary NQ Stretch will apply by default if one or more of the conditions for honoring or implementing an Income Edge BA election could not be met before the Required Payment Starting Date.

The payment period is based on the age of the Inherited NQ contract owner, using an IRS table for post-death payments and rounding down to the nearest whole number. A shorter payment period may not be elected under Beneficiary NQ Stretch.

Beneficiary NQ Stretch is similar to the Beneficiary Continuation Option we offer to beneficiaries under traditional IRA, Roth IRA and NQ contracts and for which we received a private letter ruling from the IRS. Based on our interpretation of the requirements of Section 72(s) of the Code, we believe that the Beneficiary NQ Stretch payout methodology complies with current federal tax law requirements applicable to post-death payouts from variable annuity contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix III to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution. In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

                        CONTRACT FEATURES AND BENEFITS

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value plus any accrued but unpaid Breakpoint credit amount, less: (i) as applicable, the total amount or a pro rata portion of the Contract Maintenance Fee (if applicable) and any accrued Protected premium death benefit charge; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administrative expenses;

(iii)distribution charges; and

(iv)the fund facilitation fee (if any).

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus withdrawal charges if applicable);
    or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

Your units are also reduced when we deduct the Contract Maintenance Fee (if applicable) and any Protected premium death benefit charge. A description of how unit values are calculated is found in the SAI.

INSUFFICIENT ACCOUNT VALUE

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals (including withdrawals for the payment of fees and charges under the contract) and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefit including the Protected premium death benefit, if elected.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

..   Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Some states may have additional transfer restrictions. Please see Appendix III later in this Prospectus.

We will confirm all transfers in writing or, if you are enrolled in electronic delivery, electronically.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options -- scheduled/recurring rebalancing and one-time rebalancing -- that you can use to automatically reallocate your account value among the variable investment options.

To enroll in the scheduled/recurring rebalancing program, you must notify us in writing by completing our investment option selection form, telling us:

(a)in whole percentages only, the percentage you want invested in each variable investment option, and
(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your scheduled/recurring rebalancing program is in effect, we will transfer amounts among each variable investment option, so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value must be included in the scheduled/recurring rebalancing program. Currently, we permit rebalancing of up to 100 investment options.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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You may elect or terminate the scheduled/recurring rebalancing program at any time. You may also change your allocations under the scheduled/recurring program at any time. Once enrolled in the scheduled/recurring rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our scheduled/recurring rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your scheduled/recurring program. Changes to your allocation instructions for the scheduled/recurring rebalancing program (or termination of your enrollment in the program) may be requested through Online Account Access; otherwise, they must be made in writing and sent to our processing office. The scheduled/recurring rebalancing program is available while the dollar cost averaging program is in effect, and for NQ contracts, remains available after election of an Income Edge payment program.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are a part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options (excluding amounts in the dollar cost averaging program (if any), from which withdrawals are deducted only if there is insufficient value in all other variable investment options) unless you instruct us otherwise (except scheduled payments from an Income Edge payment program, which are always deducted pro rata). The table below shows the methods available under each type of contract. More information follows the table.

Please see "How withdrawals (and Income Edge scheduled payments, if applicable) are taken from your account value" and "Effect of withdrawals on your Protected premium death benefit" later in this section and "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus for more information on how withdrawals affect your Protected premium death benefit and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL AND INCOME EDGE AVAILABILITY

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                                                                             PRE-AGE   LIFETIME
                                                                              59 1/2   REQUIRED  INCOME
                                                                               SUB-     MINIMUM   EDGE
                                                                     SYSTE- STANTIALLY DISTRIBU- PAYMENT
                         CONTRACT                            PARTIAL MATIC    EQUAL      TION    PROGRAM
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NQ                                                             Yes    Yes      Yes       No        Yes/(3)/
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Traditional IRA                                                Yes    Yes      Yes       Yes       No
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Roth IRA                                                       Yes    Yes      Yes       No        No
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SEP IRA                                                        Yes    Yes      Yes       Yes       No
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QP/(2)/                                                        Yes    No       No        No        No
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Inherited IRA                                                  Yes    No       No        /(1)/     No
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Inherited NQ                                                   Yes    No       No        No        Yes/(4)/
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(1)The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(2)All payments are made to the plan trust as owner of the contract. See "Appendix IV: Purchase considerations for QP contracts" later in this Prospectus.
(3)Includes Income Edge Early Retirement Option and (for your beneficiary) Income Edge Beneficiary Advantage.
(4)Income Edge Beneficiary Advantage is available if the conditions for its election are satisfied.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

For Investment Edge(R) contracts, partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any partial withdrawal request will terminate the systematic withdrawal option.

For NQ and Inherited NQ contracts, special rules apply to partial withdrawals (also referred to as redemptions) following election of any version of Income Edge. Please see "Income Edge Payment Program" later in this section and "Inherited NQ beneficiary payment contract" in "Contract Features and Benefits" for more information.

If you have authorized your advisor to take withdrawals of advisory fees from your Investment Edge(R) ADV contract, your advisor can elect to withdraw their advisory fees from your contract at any time. A withdrawal from a Investment Edge(R) ADV NQ contract, including a withdrawal to pay the fees of the fee-based program, may be a taxable event. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT QP, INHERITED IRA, AND INHERITED NQ)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

If your contract is subject to withdrawal charges, you may take systematic withdrawals of a fixed dollar amount or percentage of account value on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If your contract is subject to withdrawal charges and any applicable withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR CONTRACT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. For Investment Edge(R) Select and Investment Edge(R) ADV series contracts, you may not elect a systematic withdrawal option in excess of 10% of your account value annually.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   you must select a date that is more than three calendar days prior to your contract date anniversary; and

..   you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the

                             ACCESSING YOUR MONEY
program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time however:

..   for NQ contracts, you may not elect to take systematic withdrawals once you have elected an Income Edge payment program; and

..   if you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. In addition, for NQ contracts, the option is automatically canceled upon election of an Income Edge Payment Program.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option. In addition, you may not take systematic withdrawals if you are taking substantially equal withdrawals as described below. For IRA contracts, if a required minimum distribution withdrawal is made while the systematic withdrawal option is in effect, the option will be terminated.

For Investment Edge(R) contracts, systematic withdrawals are not subject to a withdrawal charge, and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, partial withdrawals taken while systematic withdrawals are being taken will be subject to withdrawal charges to the extent they exceed the 10% free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(ALL CONTRACTS EXCEPT QP, INHERITED IRA, AND INHERITED NQ)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. For traditional IRA, Roth IRA and SEP IRA contracts, substantially equal withdrawals are also referred to as "72(t) exception withdrawals". For NQ contracts, substantially equal withdrawals are also referred to as "72(q) exception withdrawals." See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you stop or alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before you reach age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month or within 28 days of the date on which your contract was issued. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select, and will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; (iii) you contribute any more to the contract or; (iv) for NQ contracts, you elect an Income Edge payment program after the mandatory period (which is after five years from the first 72(q) exception withdrawal and you have reached age 59 1/2).

Unless you are eligible to and have elected an Income Edge payment program, you may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, partial withdrawals taken while substantially equal withdrawals are being taken will be subject to withdrawal charges to the extent that they exceed the 10% free withdrawal amount, and will also terminate the substantially equal withdrawals option.

INCOME EDGE EARLY RETIREMENT OPTION. Under certain NQ contracts, prior to age 59 1/2 you may be able to elect a version of Income Edge that we call Income Edge Early Retirement Option, which is a variable annuity payout option also intended to qualify for the exception under Section 72(q) of the Internal Revenue Code. Unlike the 72(q) exception withdrawals discussed immediately above, Income Edge Early Retirement Option cannot be stopped and restarted at a later time. See "Income Edge Early Retirement Option" later in this section for more information.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation.

You may elect this service in the year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually and will be taken pro rata from all investment options. See "Required minimum distributions" in "Tax information" later in this Prospectus.

This service is not available under QP contracts.

This service does not generate automatic RMD payments during the first calendar year in which your contract was issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

                             ACCESSING YOUR MONEY

--------------------------------------------------------------------------------
FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

If you elect our RMD service, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   you must select a date that is more than three calendar days prior to your contract anniversary; and

..   you cannot select the 29th, 30th, or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the service, subject to the restrictions listed above. You must wait at least 28 days after your contract is issued before your RMD service withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract anniversary.

For Investment Edge(R) contracts, we do not impose a withdrawal charge on RMD payments taken through our automatic RMD service, and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, partial withdrawals taken while RMD payments are being taken will be subject to withdrawal charges to the extent that they exceed the 10% free withdrawal amount.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program.

INCOME EDGE PAYMENT PROGRAM
(NQ CONTRACTS ONLY)

An Income Edge payment program, when elected, will pay out your entire account value via scheduled payments over a set period of time, with a portion of each payment being a return of your cost basis in the contract and thus excludable from taxes (the "Tax-Free Amount").(1) Unlike traditional forms of annuitization, an Income Edge payment program allows for a form of annuity payout that provides continuing access to your contract's account value by allowing you to take partial withdrawals or surrender your contract during the payout period.

We offer several Income Edge payment program versions, each of which is described in detail in this Prospectus:

..   Income Edge -- the standard form of Income Edge payment program, described immediately below.

..   Income Edge Early Retirement Option -- available for election by contract holders under the age of 59 1/2. See "Income Edge Early Retirement Option" later in this section.

..   Income Edge Beneficiary Advantage -- available for election:

   -- by Investment Edge contract beneficiaries as a death benefit option, as described in "Income Edge Beneficiary Advantage for NQ contracts only" in the "Payment of death benefit" section; and

   -- as one of two payout options under an Inherited NQ contract, as described in "Inherited NQ beneficiary payout contract" in the "Contract features and benefits" section.
-------------
(1)Unlike systematic withdrawals and 72(q) exception withdrawals, these payments cannot be stopped once they begin.

When used in this Prospectus, "Income Edge Payment Program" refers generally to all forms of Income Edge payment programs, unless we indicate otherwise.

..   INCOME EDGE

In order to elect the standard form of Income Edge, at the time of election your account value must be (i) at least $50,000 and (ii) more than your cost basis in the contract. In addition, there are certain age requirements for electing this feature, which are described below, and in some states there may be other limitations regarding election of Income Edge. Please see Appendix III later in this Prospectus for more information. You also cannot elect Income Edge while you are receiving systematic withdrawals or "substantially equal withdrawals", until the mandatory period has elapsed. See "Substantially equal withdrawals" earlier in this section. For contracts purchased through a Section 1035 exchange, Income Edge cannot be elected unless all expected contributions have been received; in addition, you will be responsible for ensuring that the cost basis information for all contracts being exchanged into the Investment Edge(R) contract has been reported to us by the original insurance companies. Finally, for contracts with a non-natural owner, Income Edge may only be elected where the contract is owned by a trust or other entity as an agent or nominee for an individual.

MAXIMUM PAYMENT PERIOD. There are two methods for determining the maximum period of time over which we will make payments under this feature: Single Election and Joint Election. Under Single Election, payments will be made over a defined period which, while not life contingent, is measured by the age of one person -- the owner or, for jointly owned contracts or contracts with a non-natural owner and joint annuitants, the person selected upon election (the Applicable Individual). Under Joint Election, the defined period is measured by the age of the younger of two persons selected upon election (also the Applicable Individual) who may be, but need not be, spouses. For contracts with non-natural owners, choosing the Single Election method will result in the defined period being measured by the age of the annuitant or, in the case of joint annuitants, the age of the younger joint annuitant. At the same time that you elect Income Edge, you may add a successor owner or joint annuitant to your contract in order to choose the Joint Election method. Note that under both methods, the defined period is also used to determine the maximum period over which your cost basis in the contract will be recovered.

In order to elect the Single Election method, the Applicable Individual must be at least age 59 1/2 but not older than age 85 at the time that Income Edge is elected. Note that for jointly owned contracts where the Single Election method is chosen, the owner who is not chosen as the Applicable Individual need not satisfy this age requirement. In order to elect the Joint Election method, both persons who are eligible to be designated as the Applicable Individual must be at least age 59 1/2 but not older than age 85 at the time that Income Edge is elected. In order to elect the Joint Election method for contracts with either
(i) an individual owner or (ii) a non-natural owner with a single annuitant, the individual added to the contract as either a successor owner or joint annuitant for purposes of electing the Joint Election method must meet the age requirements set forth above. In addition, please note that adding a successor owner or joint annuitant to the contract in connection with making the election may change your beneficiary designation. See "Your beneficiary and payment of death benefit" in "Payment of Death Benefit" later in this Prospectus.

                             ACCESSING YOUR MONEY

If the Single Election method is chosen, the maximum period over which you will receive payments (and recover your cost basis in the contract) is determined by the following formula: Age 95 minus the age of the Applicable Individual at the time that Income Edge is elected. If the Joint Election method is chosen, that period is determined by the following formula: Age 100 minus the age of the Applicable Individual at the time that Income Edge is elected. Under either method, a shorter period than that calculated by the applicable formula can be chosen; however, for Investment Edge(R) Select and Investment Edge(R) ADV contracts, that period cannot be shorter than 10 years and for Investment Edge(R) contracts, that period cannot be shorter than 15 years. Please see the following table for examples of the payment period calculation.

------------------------------------------------------------------
                     AGE OF
                   APPLICABLE      MAXIMUM
CHOSEN PAYMENT    INDIVIDUAL AT    PAYMENT     SHORTER PAYMENT
 PERIOD METHOD   TIME OF ELECTION   PERIOD    PERIOD AVAILABLE?
------------------------------------------------------------------
Single Election  63                32 years  Yes (at least 10
                                             years or 15 years,
                                             depending on
                                             contract version)
------------------------------------------------------------------
Single Election  81                14 years  Yes for Investment
                                             Edge(R) Select and
                                             Investment Edge(R)
                                             ADV contracts (at
                                             least 10 years); No
                                             for Investment
                                             Edge(R) contracts
------------------------------------------------------------------
Joint Election   63                37 years  Yes (at least 10 or
                                             15 years depending
                                             on contract version)
------------------------------------------------------------------
Joint Election   81                19 years  Yes (at least 10 or
                                             15 years depending
                                             on contract version)
------------------------------------------------------------------

The amount of the payments we will make is redetermined on an annual basis, meaning that the amount of your payments may vary each year of the payment period (called an Annual Payout Period). In contrast, the amount of each payment that is considered to be the return of a portion of your cost basis in the contract is determined at the time that you elect Income Edge and does not change during the payment period.

Your Income Edge payment program becomes effective on the Income Edge Effective Date, which is the date by which we have received your election to begin Income Edge payments along with all required information, exchanges and cost basis.

You may choose to receive monthly, quarterly, or annual payments ("payment modes") during each Annual Payout Period over the payment period. A change in your chosen payment frequency is not permitted. You may request to have your payments made on any day of the month, subject to the following restrictions:

..   you must select a date that is no more than one payment mode away from the date on which you elect Income Edge; and

..   you cannot select the 29th, 30th, or 31st.

If you do not select a date, we will make the payments on the same day of the month as the day we receive your request to elect Income Edge, subject to the restrictions listed above.

For the first Annual Payout Period, the total amount of payments for that year is calculated by dividing your account value at the time that you elect Income Edge by the payment period selected.(1) For each subsequent Annual Payout Period the total amount of payments for that year is calculated by dividing your account value on the last day of the preceding Annual Payout Period by the remaining number of years in the payment period as of the first day of the current Annual Payout Period. If not sooner, your account value will always equal zero by the end of the payment period selected. Note that we reserve the right to change the manner in which Income Edge scheduled payments are calculated, but such a change will not affect any payments made pursuant to an Income Edge election that preceded the effective date of the change. Please see below for an example of the payment amount calculation.

In addition, see Appendix VI for a demonstration of the payment amount calculation as a percentage of account value.

EXAMPLE

Income Edge is elected on 6/15/2018 with the Single Life election method by an 80 year old contract holder whose account value is $150,000 at the time of election. The contract owner has chosen to receive quarterly payments over the maximum payment period.


--------------------------------------------------------------------
                                  REMAINING
  ANNUAL     ACCOUNT VALUE FOR  NUMBER OF YEARS  TOTAL PAYMENTS FOR
  PAYOUT         PAYMENT          IN PAYMENT       ANNUAL PAYOUT
PERIOD YEAR    CALCULATION          PERIOD            PERIOD
--------------------------------------------------------------------
    1        $150,000           15               $10,000 (in
             (as of 6/15/16)                     quarterly payments
                                                 of $2,500)
--------------------------------------------------------------------
    2        $155,000           14               $11,071.43 (in
             (as of 6/14/17)                     quarterly payments
                                                 of $2,767.86)
--------------------------------------------------------------------
    3        $140,000           13               $10,769.23 (in
             (as of 6/14/18)                     quarterly payments
                                                 of $2,692.31)
--------------------------------------------------------------------
    --
--------------------------------------------------------------------
    15       $12,000            1 (Annual        $12,000 (in
             (as of 6/14/30)    Payout Period    quarterly payments
                                Year 15)         of $3,000)
--------------------------------------------------------------------

Note, however, that if your account value is less than or equal to the amount of any Income Edge scheduled payment on the date that such payment is due, the entire amount of your account value will be paid and your contract will terminate. In addition, if your account value is greater than the amount of the last Income Edge scheduled payment on the date that such payment is due, the last Income Edge scheduled payment will be equal to your entire account value.

Income Edge scheduled payments will be taken pro rata out of all investment options. For Investment Edge(R) contracts, Income Edge scheduled payments are not subject to withdrawal charges and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, such payments will reduce the 10% free withdrawal amount. If your contract terminates for any reason prior to the end of Income Edge scheduled payments, no further Income Edge scheduled payments will be made.
-------------
(1)Note that during the first Annual Payout Period your monthly or quarterly payments must be at least $250.

                             ACCESSING YOUR MONEY

A portion of each Income Edge scheduled payment represents a return of your cost basis in the contract, and is called the Tax-Free Amount. The Tax-Free Amount for each Annual Payout Period is calculated at the time that you elect Income Edge and does not change once it is calculated. It is calculated by dividing the remaining cost basis in the contract at the time that Income Edge is elected by the number of years in the payment period selected at the time of election. That number is then divided by the number of Income Edge scheduled payments in each Annual Payout Period to determine the Tax-Free Amount that applies to each Income Edge scheduled payment.

For example, if the remaining cost basis in the contract at the time that Income Edge is elected is $100,000, and the payment period chosen at election is 10 years, then the Tax-Free Amount for each Annual Payout Period is $10,000. And if that contract owner had selected quarterly payments, then $2,500 (1/4th of $10,000) would be the amount of each Income Edge scheduled payment that would represent a return of cost basis in the contract.

Your actual cost basis in the contract is reduced by the Tax-Free Amount upon receipt of each Income Edge scheduled payment. Income Edge is designed to deplete your entire cost basis in the contract by the end of the payment period selected. Special rules may apply if you have purchased more than one non-qualified annuity contract from AXA Equitable in the same calendar year. Please see "Tax Information" later in this Prospectus for more information.

All options selected as part of electing Income Edge (e.g., Joint Election, payment period) are final, although you may cancel your election if your request to do so is received prior to the date on which your first Income Edge scheduled payment is made.

Once Income Edge scheduled payments begin, they cannot be stopped, although the contract can be fully redeemed (surrendered) for the then-current account value net of withdrawal charges, if applicable. In addition, upon election of Income Edge the following limitations on your contract apply:

  . Additional contributions -- including Section 1035 exchanges -- to your contract are not permitted.

  . Contract ownership cannot be changed, and no rights under the contract may be assigned.

  . Any systematic withdrawal option or 72(q) substantially equal withdrawal option that is in effect will end.

  . You may not select any of the other annuity payout options available under your contract, and the maturity date is no longer applicable.

  . If you have elected the Joint Election payment method, the joint owner, successor owner, or joint annuitant, as applicable, supersedes all inconsistent beneficiary designations.

  . Any existing instructions that you specified regarding the manner in which the death benefit should be paid out will no longer be in effect.

  . The beneficiary continuation option, spousal continuation option, and other annuity options are not available to beneficiaries.

  . The Protected premium death benefit, if elected, will be terminated on the Income Edge Effective Date. Any accrued Protected premium death benefit charge will be deducted on that date.

In addition, we may impose a premium tax charge on contracts issued in certain states upon election of Income Edge. If such a charge is applicable, it will be taken out of your account value on the date that you elect Income Edge on a pro rata basis prior to calculating the Income Edge scheduled payment(s) due during the first Annual Payout Period.

See "Special Rules for NQ contracts when Income Edge is in effect" in "Payment of Death Benefit" for more information on rules that apply upon the death of the owner.

PARTIAL WITHDRAWALS. You may make partial withdrawals (redemptions) following election of Income Edge, subject to withdrawal charges, if applicable. Note that unlike Income Edge scheduled payments, no portion of such withdrawals will represent a return of your cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge scheduled payments. In addition, the withdrawal charge schedule remains unchanged upon election of Income Edge, and any withdrawal charge waivers that were in effect at the time that Income Edge was elected will continue to be in effect in accordance with their terms.

..   INCOME EDGE EARLY RETIREMENT OPTION

Income Edge Early Retirement Option ("Income Edge ERO") is a version of Income Edge available for election by Investment Edge NQ contract owners aged between 10 and 591/2. To elect Income Edge ERO, your account value must be (i) at least $50,000 and (ii) more than your cost basis in the contract. Like the "substantially equal withdrawals" option discussed earlier in this section, Income Edge ERO is intended to meet the "substantially equal periodic payments" exception provided under Section 72(q) of the Internal Revenue Code that otherwise applies a 10% additional federal income tax penalty to distributions taken before age 591/2. Unlike the "substantially equal withdrawals" option:

..   Income Edge ERO will pay out your entire account value via scheduled payments over a set period of time, with a portion of each payment representing a return of your cost basis in the contract.

..   Income Edge ERO scheduled payments cannot be stopped once they begin, and annuitization options under the contract are no longer available.

The features of Income Edge discussed immediately above also apply to Income Edge ERO, subject to these distinctions:

..   We will continue to make payments under Income Edge ERO even after you are age 591/2 until all payments are made under the contract, unless you request to surrender (redeem) your contract. Depending both on your age and the length of time you have been receiving payments under Income Edge ERO, we may have to report such redemption as being subject to a federal tax penalty.

..   Income Edge ERO is only available for election by individual contract owners. Income Edge ERO cannot be elected under a jointly owned contract or by non-natural owners.

..   PAYMENT PERIOD. The discussion in "Income Edge" above concerning the determination of the payment period and the choice between "Single Election" and "Joint Election" does not apply to Income Edge ERO. Rather, the period of time over which Income Edge ERO scheduled payments are made is calculated based on your life expectancy when payments begin. We

                             ACCESSING YOUR MONEY
   determine your life expectancy by referring to an IRS table used for determining "substantially equal periodic payments" and round down to the nearest whole number. Unlike Income Edge, you cannot select a payment period that is shorter than the life expectancy period we determine.

   The amount of the first scheduled payment is determined by dividing the account value as of the date payments start by your life expectancy as determined above. Each subsequent annual scheduled payment is determined by dividing the remaining account value as of the anniversary date by the initial life expectancy, reduced by 1 for each subsequent year.

..   PARTIAL WITHDRAWALS. As with Income Edge, you have the ability to take partial withdrawals (redemptions) after you elect Income Edge ERO, subject to withdrawal charges, if applicable. However, IF YOU TAKE PARTIAL WITHDRAWALS OR FULLY SURRENDER (REDEEM) YOUR CONTRACT (I) PRIOR TO AGE 591/2 OR (II) AFTER AGE 59 1/2 BUT PRIOR TO HAVING RECEIVED FIVE FULL YEARS OF INCOME EDGE ERO SCHEDULED PAYMENTS, THERE MAY BE ADVERSE TAX CONSEQUENCES. Although we believe that the Income Edge ERO payment program constitutes substantially equal periodic payments for purposes of Section 72(q) of the Code, taking a withdrawal will alter your payment pattern and we can no longer report the Income Edge ERO scheduled payment amounts as being available for the exception. See "Tax Information" later in this Prospectus for more information.

If you are under age 591/2, you should carefully consider whether to elect Income Edge ERO or instead wait until you are older than age 591/2 and elect Income Edge. As discussed above, Income Edge ERO has certain limitations that do not apply to Income Edge, and even though there are no contractual restrictions on your ability to take withdrawals that are in addition to your scheduled payments, or to fully redeem your contract, adverse tax consequences may apply if you are under age 591/2 and/or have not received five full years of scheduled Income Edge ERO payments.

..   INCOME EDGE BENEFICIARY ADVANTAGE

The Income Edge Beneficiary Advantage ("Income Edge BA") payment option is a form of Income Edge payment program available under NQ contracts (a) to Investment Edge contract beneficiaries as a death benefit option; and (b) as one of two payout options for beneficiaries under an Inherited NQ contract.

Features of the version of Income Edge BA available for election by an Investment Edge contract beneficiary include the following:

..   We will determine a payment period at the time that scheduled payments begin. The payment period is based on your beneficiary's age, using an IRS table for post-death payments and rounding down to the nearest whole number. Before scheduled payments start, your beneficiary may choose a shorter payment period than the one we determine, but a payment period must be at least 15 years (for beneficiaries of Investment Edge(R) contracts) or 10 years (for beneficiaries of Investment Edge(R) Select and Investment Edge(R) ADV contracts).

..   Your beneficiary may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Unlike Income Edge BA scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge BA scheduled payments. Withdrawal charges will apply.

This version of Income Edge BA is described in more detail in "Income Edge Beneficiary Advantage for NQ contracts only" in the "Payment of death benefit" section of the Prospectus.

Features of the version of Income Edge BA available for election by beneficiaries under an Inherited NQ contract include the following:

..   We will determine a payment period at the time that scheduled payments are due to begin. The payment period is based on the Inherited NQ contract owner's life expectancy. The Inherited NQ contract owner may select a shorter payment period, which will generally result in larger payments.

..   The Inherited NQ contract owner may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Unlike Income Edge BA scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge BA scheduled payments. Withdrawal charges will apply.

This version of Income Edge BA is described in more detail in "Inherited NQ beneficiary payout contract" in the "Contract features and benefits" section of the Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options. We treat scheduled payments under any form of Income Edge payment program in the same manner. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal (or, if applicable, Income Edge scheduled payment) required or the total amount as applicable will be withdrawn from amounts in the dollar cost averaging program (if any). A partial withdrawal (or, if applicable, an Income Edge payment program scheduled payment) from amounts in the dollar cost averaging program (if any) will not terminate the dollar cost averaging program.

If you direct us to subtract an automated withdrawal (systematic withdrawals, substantially equal withdrawals, or lifetime required minimum distribution withdrawals) from specific variable investment option(s), and the value in the selected investment option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all other investment options in the contract on the business day after the withdrawal was scheduled to occur. All subsequent automated withdrawals will be processed on a pro-rata basis from all other investment options.

For non-automated lump sum withdrawals (i.e., partial withdrawals), if you direct us to subtract such a withdrawal from specific investment option(s) and the value in the selected investment option(s) is less than the requested withdrawal amount, the request will not be processed and we will ask you to amend the request before it can be processed.

EFFECT OF WITHDRAWALS ON YOUR PROTECTED PREMIUM DEATH BENEFIT
(NOT APPLICABLE IF YOU HAVE ELECTED AN INCOME EDGE PAYMENT PROGRAM)

If you elected the PPDB, all withdrawals from your contract, whether partial withdrawals, systematic withdrawals, substantially equal withdrawals, or lifetime required minimum distribution withdrawals,

                             ACCESSING YOUR MONEY
will reduce your PPDB on a pro rata basis. See "Protected premium death benefit" in "Contract features and benefits" earlier in this Prospectus for more information.

WITHDRAWALS TREATED AS SURRENDERS
(NOT APPLICABLE TO SCHEDULED PAYMENTS UNDER ANY FORM OF INCOME EDGE)

If you request to withdraw more than 90% of a contract's current cash value, or if your account value is reduced to zero as a result of a withdrawal, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if you make a withdrawal that would result in a cash value of less than $500. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. You may also surrender your contract while an Income Edge payment program is in effect.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made to a bank account designated by you or by check which will be mailed to you (or the payee named in a tax-free exchange) by U.S. mail, if you request that we do so subject to any charges. We can also send any payment to you by using an express delivery or wire transfer service (subject to applicable charges; see "Charges and Expenses" later in this Prospectus).


SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

..   any disbursement requested within 30 days of a change to the address;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request;

..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.


YOUR ANNUITY PAYOUT OPTIONS
(NOT APPLICABLE WHEN ANY VERSION OF INCOME EDGE HAS BEEN ELECTED, OR TO INHERITED IRA OR INHERITED NQ CONTRACTS)

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below. For NQ contracts, see "Income Edge Payment Program" earlier in this section for details regarding the Income Edge payment program.


Deferred annuity contracts such as Investment Edge(R) provide for conversion to annuity payout status at or before the contract's "maturity date". This is called "annuitization". Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.


You may choose to annuitize your contract at any time, which generally is at least 13 months after the contract issue date. Please see Appendix III later in this Prospectus for information on state variations. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section.

In general, your periodic payment amount upon annuitization is determined by the account value or cash value of your Investment Edge(R) contract at the time of annuitization, the form of the annuity

                             ACCESSING YOUR MONEY
payout option you elect and the annuity purchase rate to which that value is applied, as described below. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with 60 days advance written notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. For example, assume the contract owner is a 70-year old male and contributes $100,000. Seven years later we announce a change in the guaranteed annuity purchase rate. After this change, the contract owner contributes $45,000. At age 85, the contract owner elects to annuitize the contract. At this time the annuity account value is $260,000, of which $200,000 is attributable to the initial contribution and $60,000 is attributable to the subsequent contribution. Assume the guaranteed annuity purchase rate at the time the contract was issued was 5.63 per $1,000. After the change, the guaranteed annuity purchase rate is 4.79 per $1,000. The guaranteed monthly payment when the contract is annuitized would be $1,413.40 (=200,000 x 5.63 / 1,000 + 60,000 x 4.79 / 1,000).

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

You can currently choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

-------------------------------------------------------------
Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
-------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here, including non-life contingent annuities. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Investment Edge(R) series contract.

For Investment Edge(R) contracts, there is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts, as described in "Partial Annuitization" in "Tax Information", is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We currently do not offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Partial annuitization is available until your annuity maturity date. See "How withdrawals are taken from your account value" earlier in this section.

For NQ contracts, any partial annuitization must take place prior to election of the Income Edge payment program. In that case, only the cost basis for the portion of the contract that has not been annuitized will be available under the Income Edge payment program. See "Income Edge Payment Program" earlier in this section.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

                             ACCESSING YOUR MONEY

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date. Please see Appendix III later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. The default payout option is the Life annuity with period certain not to exceed 10 years.

Any death benefit you had under your contract will no longer be in effect. You will not be permitted to make any additional withdrawals.

Please see Appendix III later in this Prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administrative charge

..   A distribution charge

We may also deduct the following charges from your account value. If we deduct these charges from your variable investment options we reduce the number of units credited to your contract:

..   On each contract date anniversary (or, for NQ contracts where an Income
    Edge payment program has been elected, the Income Edge Anniversary Date) -- the Contract Maintenance Fee, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   At the time annuity payments are to begin including, for NQ contracts,
    Income Edge payment program scheduled payments -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

..   Charge for third-party transfer or exchange.

..   Special services charges (if applicable).

..   Duplicate Annual and/or Quarterly Statement of Account or Annual Payout
    Statement charge (if applicable).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Investment Edge(R) series:

   Investment Edge(R):         0.70%
   Investment Edge(R) Select:  0.75%
   Investment Edge(R) ADV:     0.20%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the Contract Maintenance Fee described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Investment Edge(R):         0.30%
   Investment Edge(R) Select:  0.30%
   Investment Edge(R) ADV:     0.10%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Investment Edge(R):         0.10%
   Investment Edge(R) Select:  0.20%
   Investment Edge(R) ADV:     0.00%

We sometimes refer to the total amount of Separate account annual expenses as the "Contract fee". You may be eligible for a reduction in the Contract fee. See "Breakpoint Credit" in "Contract features and benefits" for more information.

ANNUAL FUND FACILITATION FEE. We may deduct a fund facilitation fee in order to make certain variable investment options available under the contract. The fee applies to variable investment options that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets.

                             CHARGES AND EXPENSES

The fee is based on the net assets in each variable investment option for which we specify that the fee applies. It is expressed as an annual percentage rate and is deducted daily from the unit value of the applicable variable investment option.

If the contract is surrendered or annuitized (not including election of an Income Edge payment program) or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If your account value is insufficient to pay this charge, your contract will terminate without value.

Currently, we do not charge this fee for any variable investment option that we offer.

ACCOUNT VALUE CHARGES

CONTRACT MAINTENANCE FEE. We will deduct a $50 dollar charge on any contract date anniversary on which your account value is less than $50,000. This charge will no longer apply to NQ contracts following Income Edge election, even if your account value falls below $50,000. This charge is intended to compensate us for the cost of providing administrative services in connection with your contract.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge (as applicable) from amounts in the dollar cost averaging program (if any).

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. In addition we reserve the right, at any time but always with prior notice, to charge for any transfers in excess of 12 per contract year (or, for NQ contracts where an Income Edge payment program has been elected, per Annual Payout Period).

In the event that such a charge is imposed, it will be subject to the following:

..   We reserve the right to waive such charge for transfers requested electronically.

..   The charge will never exceed $35 and will be assessed at the time that the transfer is processed.

..   For the purposes of this charge, all transfers made on the same business day as to a particular contract will be considered one transfer.

..   Any transfer charge will be deducted from the investment option(s) from which the transfer was made.

..   No charge will be imposed for transfers made in connection with the dollar cost averaging program.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. This charge will be deducted from the amount you request. We reserve the right to increase this charge to a maximum of $125. Please see Appendix III later in this Prospectus for variations in your state.

DUPLICATE ANNUAL AND/OR QUARTERLY STATEMENT OF ACCOUNT OR ANNUAL PAYOUT STATEMENT CHARGE. Currently, we do not charge for providing a duplicate copy of your Annual or Quarterly Statement of Account or Annual Payout Statement. However, we reserve the right to impose such a charge, regardless of whether you are enrolled in electronic delivery or whether the request is for an electronic or hard copy duplicate of the applicable document. Any such charge would be deducted from your account value in the variable investment options at the time of the request on a pro rata basis.

WITHDRAWAL CHARGE
(FOR INVESTMENT EDGE(R) CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in this Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions.

                             CHARGES AND EXPENSES

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------
              WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
----------------------------------------------------------------------------------------
                                                             1   2   3   4   5     6+
----------------------------------------------------------------------------------------
Investment Edge(R)                                           6%  6%  5%  4%  3%  0%/(1)/
----------------------------------------------------------------------------------------

(1)Charge does not apply in the 6th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix III later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

We offer two versions of the contract that do not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. For NQ contracts, following election of an Income Edge payment program, the amount is determined using your account value at the beginning of each Annual Payout Period. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contsract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

SUBSTANTIALLY EQUAL WITHDRAWALS. For Investment Edge(R) contracts, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge. See "Substantially equal withdrawals" in "Accessing your money" earlier in this Prospectus for more information.

INCOME EDGE. Payments made under any form of Income Edge payment program that we offer are not subject to withdrawal charges.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you(1) meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

-------------
(1)When used in this section, "you" means (a) for single owner contracts, the owner; (b) for jointly owned contracts, the older owner; (c) for contracts with non-natural owner(s) and a single annuitant, the Annuitant; and (d) for contracts with non-natural owner(s) and joint annuitants, the older annuitant.

                             CHARGES AND EXPENSES

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. For NQ contracts, we also deduct this charge from your account value as of the date that you elect an Income Edge payment program. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Please call our processing office for more information.

FEE-BASED EXPENSES (INVESTMENT EDGE(R) ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Investment Edge(R) ADV contract to pay those expenses will be treated like any other withdrawal.

PROTECTED PREMIUM DEATH BENEFIT CHARGE

If you elect the Protected premium death benefit (PPDB), we deduct a charge annually on each contract date anniversary for which the benefit is in effect. This charge is calculated daily as a percentage of your Net Amount at Risk
(NAR) and varies according to your age as of your most recent contract date anniversary. For jointly owned contracts, we look to the age of the older joint owner when determining the charge. The following table shows the current and maximum annual charges for the benefit:

---------------------------------------------------------------------
               CURRENT     MAXIMUM            CURRENT     MAXIMUM
               ANNUAL      ANNUAL             ANNUAL      ANNUAL
               CHARGE      CHARGE             CHARGE      CHARGE
 AGE           (% OF NAR)  (% OF NAR)   AGE   (% OF NAR)  (% OF NAR)
---------------------------------------------------------------------
(less or =)65  0.6%        1.2%        89     12.0%       24.0%
---------------------------------------------------------------------
66-70          1.2%        2.4%        90     13.5%       27.0%
---------------------------------------------------------------------
71-75          1.8%        3.6%        91     14.5%       29.0%
---------------------------------------------------------------------
76-80          3.6%        7.2%        92     16.0%       32.0%
---------------------------------------------------------------------
81-85          7.2%        14.4%       93     17.0%       34.0%
---------------------------------------------------------------------
86             9.0%        18.0%       94     18.5%       37.0%
---------------------------------------------------------------------
87             10.0%       20.0%       95     20.0%       40.0%
---------------------------------------------------------------------
88             11.0%       22.0%
---------------------------------------------------------------------

The daily charge percentage increases automatically on each contract date anniversary following the date on which you reach the next age bracket shown in the table. We reserve the right to increase the charges for this benefit up to the maximum charges shown above.

NET AMOUNT AT RISK: On each day of your contract, your NAR is equal to (A) minus (B), where:

(A) equals your Protected premium death benefit base; and (B) equals your account value on that day. If (A) is less than or equal to (B), then your NAR for that day equals zero.

There will be no accrued charge for the PPDB for any day on which your NAR is less than or equal to zero.

The charge for a non-business day will be determined using the NAR calculated for the immediately following business day.

We will deduct the PPDB charge from your account value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge (as applicable) from amounts in the dollar cost averaging program (if any). If on any date other than the contract date anniversary your contract is surrendered or annuitized, the Income Edge Effective Date, a death benefit is paid, or the PPDB is terminated, we will deduct the cumulative accrued charge for that year from your account value.

For an example of how the PPDB and the PPDB charge are calculated, see "Appendix VII: Protected premium death benefit example."

SPOUSAL CONTINUATION. If either (a) the surviving younger spouse under a spousal joint owner contract or (b) the sole spousal beneficiary of a single owner contract elects to continue their contract in which the PPDB had been elected, and that spouse is eligible to continue the PPDB, we will use the surviving spouse's age as of the anniversary preceding the date of claim as the determining age for calculating the initial daily PPDB charge. Any accrued PPDB charge as of the date of claim will be deducted from the account value on that date. Thereafter, the PPDB charge will be deducted from the account value on each contract date anniversary. If the surviving spouse decides to terminate the PPDB on the date of claim, any accrued PPDB charges up until the date of claim will be deducted from the account value (prior to any reset) on the next contract date anniversary. See "Spousal continuation" in "Payment of death benefit" for more information about spousal continuation options.

OTHER IMPORTANT CONSIDERATIONS

..   If you have a positive NAR, in a rising market your account value may eventually increase to the point where your NAR reaches zero. As long as your NAR stays at zero you will not be charged for the PPDB.

..   If your account value declines, whether due to withdrawals, the deduction of fees and/or poor market performance, and you have a positive NAR, the dollar amount of the PPDB charge increases. Furthermore, if your account value continues to decline, the fee will represent an increasing percentage of your account value and could substantially reduce your remaining account value.

..   LOW ACCOUNT VALUE. If your account value is low, deduction of the charge on your contract anniversary, together with any other charges deducted that day, will further deplete your account value. Furthermore, if on any Business Day your account value, including any accrued but unpaid
    Breakpoint Credit, is less than or equal to the accrued but unpaid amount of the charge for the PPDB, your contract, including the PPDB, will terminate without value and you will lose all your rights and benefits under the

                             CHARGES AND EXPENSES
   contract, including the PPDB. If your account value is low, we recommend speaking to your financial adviser about possible options available to you, including (a) ceasing withdrawals, (b) dropping the PPDB and/or (c) making additional contributions (if permitted under your contract).

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. A beneficiary change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We are not liable for any payments we make or actions we take before we receive the change. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary. For NQ contracts where an Income Edge payment program has been elected with the Joint Election payment method, the joint owner, successor owner, or joint annuitant, as applicable, supersedes any inconsistent beneficiary designations. This means that a previous beneficiary designation may be invalidated.

The death benefit is equal to your account value (the standard death benefit) or, if elected, the Protected premium death benefit. We determine the amount of the death benefit as of the date we receive satisfactory proof of the owner's or older joint owner's, if applicable, death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require ("date of claim"). Payment of the death benefit terminates the contract.

If there are multiple beneficiaries, any accrued Breakpoint Credit, the Contract Maintenance Fee (if applicable) and, if the Protected premium death benefit was in effect at the time of your death, any accrued Protected premium death benefit charge will be applied pro rata to each beneficiary's portion of the death benefit payment.

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WHEN WE USE THE TERMS OWNER AND JOINT OWNER, WE INTEND THESE TO BE REFERENCES
TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death (the "1-year rule"), which payment may not occur if the beneficiary has failed to provide all required information before the end of that period,
(ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and
(iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. See "Special Rules for NQ contracts when Income Edge or Income Edge Early Retirement Option is in effect" later in this section for more information regarding special rules applicable to such contracts.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For NQ contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For NQ contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner of an NQ contract and your spouse is the sole primary beneficiary, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option;

..   elect Income Edge Beneficiary Advantage, as discussed below; or

..   for traditional and Roth IRA contracts, roll the death benefit proceeds over into another similar arrangement.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the account

                           PAYMENT OF DEATH BENEFIT
value as of the date your spouse's new contract is issued . This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

NON-SPOUSAL SINGLE OWNER CONTRACT CONTINUATION

For single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death, continue the contract under the Beneficiary Continuation option or elect Income Edge Beneficiary Advantage. If the Protected premium death benefit (PPDB), if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB. If the contract continues, withdrawal charges, if applicable under your contract, will no longer apply, the PPDB (and associated charge) is terminated and no additional contributions will be permitted. Any such election must be made in accordance with our rules at the time of death.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must generally be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the terms of the supplemental contract supersede the terms of the contract.

If the older owner dies first, the surviving owner can elect to (1) take the death benefit as a lump sum payment; (2) annuitize within one year;
(3) continue the contract for up to five years; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB. If the contract continues, withdrawal charges, if applicable under your contract, will no longer apply, the PPDB (and associated charge) is terminated and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take the death benefit as a lump sum payment; (2) annuitize within one year;
(3) continue the contract for up to five years; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the contract continues (other than under the Beneficiary continuation option or through an election of Income Edge Beneficiary Advantage), withdrawal charges, if applicable under your contract, will continue to apply and no additional contributions will be permitted. The PPDB, if any, will remain in effect based on the older owner's age, and becomes payable to the beneficiary if the older owner dies within five years. Charges for the PPDB will continue to apply. If Income Edge Beneficiary Advantage is elected, the PPDB, if any, will be terminated on the Income Edge Effective Date, and any accrued PPDB charge will be deducted on that date.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In addition, where such a contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For jointly owned NQ contracts where an Income Edge payment program has not been elected or, if elected, payments have not yet begun, if the YOUNGER spouse dies first no death benefit is paid, and the contract continues as follows:

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   If the annuitant was neither the deceased or the surviving spouse, the surviving spouse can elect to become the annuitant and supersede the named annuitant. Alternatively, the surviving spouse can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

..   The withdrawal charge schedule, if applicable, remains in effect.

..   The Protected premium death benefit, if any, will remain in effect based on the older spouse's age, and charges for the PPDB will continue to apply.

..   An Income Edge payment program may be elected at any time so long as the eligibility rules for the feature are satisfied.

For jointly owned NQ contracts where an Income Edge payment program has not been elected or, if elected, payments have not yet begun, if the OLDER spouse dies first, the surviving owner can (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract under the Spousal continuation option; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB.

If the contract continues under the Spousal continuation option:

..   The surviving spouse becomes the sole owner. If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

..   If the surviving spouse is age 86 or older, election of an Income Edge payment program is not available. A surviving spouse aged 86 or older who wishes to elect Income Edge should consider electing Income Edge Beneficiary Advantage instead of Spousal continuation.

                           PAYMENT OF DEATH BENEFIT

..   If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract. If the annuitant was neither the deceased or the surviving spouse, the surviving spouse can elect to become the annuitant and supersede the named annuitant. Alternatively, the surviving spouse can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

..   The PPDB, if any, will remain in effect if on the date of the older spouse's death the surviving spouse is 95 or younger. For details of how we calculate charges for the PPDB under joint owner spousal continuation, see "Protected premium death benefit charge" in "Charges and expenses".

..   Withdrawal charges, if applicable under the contract, will no longer apply to the account value on the date of the older spouse's death, but they will apply to the amount of any subsequent contributions by the surviving spouse.

For single owner NQ contracts with a SOLE SPOUSAL BENEFICIARY where Income Edge or Income Edge Early Retirement Option has not been elected or, if elected, payments have not yet begun, the sole spousal beneficiary can (1) take the death benefit as a lump sum payment within five years of the deceased owner's death; (2) annuitize within one year; (3) continue the contract (but only if age 85 or younger on the date of death of the deceased owner) under the Spousal continuation option; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB.

If the contract continues under the Spousal continuation option:

..   The sole spousal beneficiary becomes the sole owner. If the deceased owner was also the annuitant, the sole spousal beneficiary becomes the annuitant.

..   If the deceased owner was a joint annuitant, the contract will become a single annuitant contract. If the deceased owner was not the annuitant, the sole spousal beneficiary can elect to become the annuitant and supersede the named annuitant. Alternatively, the sole spousal beneficiary can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

..   A sole spousal beneficiary who is age 85 or younger can elect Income Edge
    Beneficiary Advantage at any time prior to age 86, rather than having to make such election within 9 months of the date of death. For information about Income Edge Beneficiary Advantage, see "Income Edge Beneficiary Advantage for NQ contracts only" later in this section.

..   The PPDB, if any, will remain in effect if on the date of the deceased owner's death the sole spousal beneficiary is 85 or younger. For details of how we calculate charges for the PPDB under spousal continuation, see "Protected premium death benefit charge" in "Charges and expenses".

..   Withdrawal charges, if applicable under the contract, will no longer apply to the account value as of the date of the deceased spouse's death, but they will apply to the amount of any subsequent contributions by the sole spousal beneficiary.

NON-NATURAL OWNER WITH SPOUSAL JOINT ANNUITANTS. For contracts with a non-natural owner and spousal joint annuitants:

..   If the younger spouse dies first, no death benefit is payable. The contract, including the PPDB (if elected), continues unchanged and withdrawal charges (if applicable) will continue to apply.

..   If the older spouse dies first, the surviving younger spouse can (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract under the Spousal continuation option; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB. If the contract continues under the spousal continuation option, the PPDB, if any, will remain in effect if on the date of the older spouse's death the surviving spouse is 95 or younger. For details of how we calculate charges for the PPDB under spousal continuation, see "Protected premium death benefit charge" in "Charges and expenses". If Income Edge Beneficiary Advantage is elected, the PPDB, if any, will be terminated on the Income Edge Effective Date, and any accrued PPDB charge will be deducted on that date.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts. For NQ contracts, where Income Edge or Income Edge Early Retirement Option has not been elected or, if elected, payments have not yet begun, this feature permits a designated individual, on the contract owner's death, to either:

..   maintain a contract with the deceased contract owner's name on it and receive distributions under the contract; or

..   elect Income Edge Beneficiary Advantage,

instead of receiving the death benefit in a single sum. Each of these options is described below.

Please speak with your financial professional for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin

                           PAYMENT OF DEATH BENEFIT
by December 31st of the calendar year in which you would have reached age
70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner has not elected Income Edge or Income Edge Early Retirement Option and dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. In addition, this feature may be available following election of Income Edge or Income Edge Early Retirement Option if the NQ contract owner dies before the first Income Edge or Income Edge Early Retirement Option scheduled payment is made. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

If you are interested in electing an Income Edge payment program, please see "Income Edge Beneficiary Advantage for NQ contracts only" later in this section.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

..   All payments are taxable to the extent there are gains remaining in the contract.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

                           PAYMENT OF DEATH BENEFIT

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the 10% free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, and any need for immediate income.

INCOME EDGE BENEFICIARY ADVANTAGE FOR NQ CONTRACTS ONLY. The Income Edge Beneficiary Advantage payment option is a form of Income Edge payment program available under NQ contracts in the circumstances described below. We also offer a version of Income Edge Beneficiary Advantage under the Inherited NQ contract, which is a contract we offer to individual beneficiaries under nonqualified deferred annuity contracts issued by other insurance companies for the purpose of making post-death payments on the death of the holder. See "Inherited NQ beneficiary payout contract" in "Contract features and benefits" earlier in this Prospectus.

Under the Income Edge Beneficiary Advantage death benefit option for the Investment Edge NQ contract ("Income Edge BA"), we take into account the cost basis in calculating and reporting income amounts for "scheduled payments" (as described below) we make to your beneficiary. A portion of each scheduled payment is a return of the cost basis in the contract and thus excludable from taxes.

The conditions for electing Income Edge BA are as follows:

..   The deceased NQ contract owner cannot have previously elected Income Edge,
    Income Edge Early Retirement Option, or any other annuity payout option. However, Income Edge BA may be available following election of Income Edge or Income Edge Early Retirement Option if the NQ contract owner dies before the first scheduled payment is made under Income Edge or Income Edge Early Retirement Option.

..   Income Edge BA is available only to beneficiaries who are individuals. This option is available whether or not the owner and the annuitant are the same person. For example, if an Investment Edge NQ contract is owned by a trust and the annuitant dies, Income Edge BA is available for a beneficiary who is an individual, as the primary annuitant is treated as the owner for purposes of triggering required payments.

..   Income Edge BA is intended only for beneficiaries who plan to take payments at least annually over a period measured by their life expectancy. We call these "scheduled payments." Scheduled payments must begin no later than one year after the death of your death (the "Required Payment Starting Date"). Beneficiaries who do not want to take scheduled payments at least annually and prefer to wait up to five years after your death to withdraw the entire amount of their death benefit should instead consider the Beneficiary continuation option for NQ contracts as discussed earlier in this section.

..   Income Edge BA must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

..   There are no minimum age restrictions for a beneficiary's election of
    Income Edge BA. A surviving spouse must be age 85 or younger under a single life contract, or 95 or younger under a joint life contract, to elect Income Edge BA.

..   The account value from the Investment Edge NQ contract allocated to your beneficiary must be (a) at least $50,000 and (b) greater than the corresponding cost basis allocated to your beneficiary.

..   If your Investment Edge NQ contract was issued in whole or in part from a
    Section 1035 exchange from another nonqualified deferred annuity contract (or life insurance policy), Income Edge BA is not available to any of your beneficiaries unless we have received all Section 1035 exchange contributions and at least some related cost basis information from the issuing insurance company or companies. If we have not received complete cost basis information at least three months prior to the Required Payment Starting Date, an Income BA election will not take effect and the contract will continue with the "Beneficiary continuation option for NQ contracts" payment option.

If there are multiple beneficiaries under an Investment Edge NQ contract, the account value is split among the beneficiaries in accordance with your instructions, and we treat the separate shares of each beneficiary as a separate contract for the purpose of determining whether Income Edge BA is available.

We do not need to receive Income Edge BA elections from all eligible beneficiaries before we commence payments. Each eligible beneficiary can submit his/her own election. If the conditions for Income Edge BA are met, we will establish a supplementary payout contract for that beneficiary based on his/her own life expectancy. The supplementary payout contract will be issued in the beneficiary's name with your name on it to reflect the status of the supplementary contract as a beneficiary payout contract. We will also allocate the cost basis of your Investment Edge contract to the supplementary payout contracts in proportion to each beneficiary's share of the account value of your Investment Edge contract.

We may impose a charge approximating premium tax in certain states on the election of Income Edge BA.

If the conditions for electing Income Edge BA are met:

..   PAYMENT PERIOD. We will determine a payment period at the time that scheduled payments begin. We will not use the life expectancy of more than one individual to determine the payment period. The payment period is based on your beneficiary's age, using an IRS table for post-death payments and rounding down to the nearest whole number. Before scheduled payments start, your beneficiary may choose a shorter payment period than the one we determine, but a payment period must be at least 15 years (for beneficiaries of Investment Edge(R) contracts) or 10 years (for beneficiaries of Investment Edge(R) Select and Investment Edge(R) ADV contracts). However, if your beneficiary's life expectancy period is shorter than the applicable 15- or 10-year minimum, we will use the shorter life expectancy period.

                           PAYMENT OF DEATH BENEFIT

..   Your beneficiary must receive scheduled payments at least annually, but can elect to receive scheduled payments monthly or quarterly.

..   We will make the first scheduled payment no later than the Required Payment
    Starting Date. Your beneficiary can choose a date to start scheduled payments earlier than the Required Payment Starting Date, as long as we have all information we need to start scheduled payments on the earlier date.

..   The amount of the first scheduled payment is determined by dividing the account value as of the date payments start by the payment period as determined above. Each subsequent annual scheduled payment is determined by dividing the remaining account value as of the contract anniversary date by the initial payment period reduced by 1 for each subsequent year.

..   Payment amounts are taken on a pro rata basis from your variable investment options.

..   Your beneficiary may make transfers among the variable investment options.

..   Once scheduled payments begin, they cannot be stopped until the account value falls to zero.

..   No other form of payout or annuity benefit is available after Income Edge
    BA is elected.

..   PARTIAL WITHDRAWALS. Your beneficiary may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Unlike Income Edge BA scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge BA scheduled payments. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   Change of ownership of the supplementary contract is not permitted after
    Income Edge BA is elected.

..   At the death of a beneficiary who has elected Income Edge BA, the spousal continuation and beneficiary continuation options are not available. We will continue scheduled payments to a successor beneficiary chosen by your beneficiary. The successor beneficiary has the same rights as your beneficiary to take partial withdrawals in addition to scheduled payments and to fully surrender (redeem) the contract. If there is more than one individual or entity chosen by your beneficiary to be a successor beneficiary, we will make payments in equal shares unless your beneficiary had instructed us in writing to pay one or more successor beneficiaries in a different manner.

SPECIAL RULES FOR NQ CONTRACTS WHEN INCOME EDGE OR INCOME EDGE EARLY RETIREMENT OPTION IS IN EFFECT

For NQ contracts where Income Edge or Income Edge Early Retirement Option has been elected prior to the owner's death, the following rules apply upon the death of the owner:

..   Any successor owner or joint annuitant named in connection with the election of Income Edge will supersede any inconsistent designated beneficiary.

..   If the owner dies after the first scheduled payment under Income Edge or
    Income Edge Early Retirement Option is made, scheduled payments will continue and will be made to the beneficiary on the same schedule as they would otherwise have been made.

..   The beneficiary (including a joint owner, successor owner, or joint annuitant, as applicable) may instead surrender the contract and take a lump sum payment of the account value.

..   For contracts with named or designated multiple beneficiaries, each beneficiary must choose, as to their share of the proceeds of the contract, whether to (i) continue receiving scheduled payments; or (ii) surrender the contract and take a lump sum payment. Each beneficiary will be able to claim their proportionate share of the Tax-Free Amount remaining at the time that all required paperwork for their election is received in good order.

Scheduled payments under Income Edge or Income Edge Early Retirement Option will continue to be made to the deceased owner until all required paperwork from the beneficiary is received in good order. In the case of multiple beneficiaries, scheduled payments to the deceased owner will continue and be adjusted accordingly until all required paperwork has been received in good order from each beneficiary. Until claimed by the appropriate beneficiary, contract proceeds will remain invested as they were at the time of the owner's death, and will thus be subject to market performance during that time.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Investment Edge(R) series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ (including for this purpose Inherited NQ), traditional IRA, Roth IRA (including for this purpose both types of Inherited IRA), or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See Appendix IV at the end of this Prospectus for a discussion of QP contracts.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional contract benefits may include, but are not limited to, guaranteed death benefits. Currently we believe that these provisions would not apply an Investment Edge contract because of the type of benefits provided under the contract.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under an Investment Edge(R) series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Except as provided in "Income Edge" later in this section (including for this purpose "Income Edge Early Retirement Option"

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and "Income Edge Beneficiary Advantage"), we do not currently offer a period certain option without life contingencies. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free portion in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contigent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies for partial annuitizations.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

INCOME EDGE PAYMENT PROGRAM

The Income Edge payment program is a form of variable annuity payout discussed previously in "Income Edge Payment Program" in the "Accessing your money" section of the Prospectus. An Income Edge payment program is intended to annuitize amounts over a specified period of time. Unlike traditional forms of annuitization, an Income Edge payment program allows for a mode of annuitization that provides continuing access to the contract's account balance.

INCOME EDGE. Under the standard form of Income Edge payment program, the payment period is generally determined at the time that Income Edge is elected based on your (and a joint annuitant's, if applicable) age. The account value is then divided by the Annual Payout Periods remaining in the payment period to compute that Annual Payout Period's payout amount. All amounts in the contract are fully distributed under Income Edge by the end of the payment period, if not sooner. You are permitted to select a shorter payment period.

Federal tax law requires that once pay-outs have begun:

..   the Tax-Free Amount will be a fixed dollar amount that will not change from year to year (it will be determined at the time of election) and will be reported on IRS form 1099-R each year;

..   no further contributions are permitted;

..   once the pay-out starts, it cannot be stopped (except upon surrender or redemption of the contract, if permitted); and

..   Section 1035 exchanges are not available (inbound or outbound).

We believe that the Income Edge variable annuity payout feature complies with current Federal tax law requirements. Although a ruling is not required as a pre-condition for treating Income Edge as a variable payout annuity, we have received a private letter ruling from the IRS confirming our belief.

INCOME EDGE EARLY RETIREMENT OPTION. The payment period for Income Edge Early Retirement Option ("Income Edge ERO") is determined

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based on your age at the time that Income Edge ERO is elected, with reference to an IRS table and rounding down to the nearest whole number. Also, you are not permitted to select a shorter payment period or use more than one individual's life expectancy to determine the payment period. Even though the private letter ruling we received from the IRS in connection with the standard form of Income Edge does not specifically address Income Edge ERO, we believe, based on our review and interpretation of applicable federal tax law, that the Income Edge ERO payout methodology constitutes a series of "substantially equal periodic payments" within the applicable requirements of Section 72(q) of the Code and therefore complies with current federal tax law requirements applicable to variable annuity payouts.

INCOME EDGE BENEFICIARY ADVANTAGE. Whether your beneficiary elects Income Edge Beneficiary Advantage ("Income Edge BA") as a death benefit option under Investment Edge, as described in the "Payment of death benefit" section of the Prospectus, or you elect Income Edge BA under an Inherited NQ beneficiary payment contract, as described in the "Contract features and benefits" section of the Prospectus, the Income Edge BA payment period is determined at the time that required payments after the death of the contract holder begin. The payment period is based on the recipient's age at the time that Income Edge BA payments begin, using an IRS table for post-death payments and rounding down to the nearest whole number. The recipient may select a shorter payment period, but is not permitted to use more than one individual's life expectancy to determine payment period. Even though the private letter ruling we received from the IRS in connection with the standard form of Income Edge does not specifically address Income Edge BA, we believe, based on our review and interpretation of applicable federal tax law, that the Income Edge BA payout methodology constitutes a series of "substantially equal periodic payments" over a "period not extending beyond the life expectancy" of a beneficiary within the applicable requirements of 72(s) of the Code and therefore complies with current federal tax law requirements applicable to post-death payouts from variable annuity contracts.

UNRECOVERED TAX-FREE AMOUNT IN A GIVEN YEAR. We report Tax-Free Amount on IRS Form 1099-R each year. If the scheduled payment amount in any year is less than the Tax-Free Amount this results in unrecovered Tax-Free Amount or a "loss in basis" for that year. The unrecovered Tax-Free Amount may be used later by making an election on a personal income tax return; however, the Tax-Free Amount reported by us in following years will not change. IRS Publication 939 (GENERAL RULE FOR PENSIONS AND ANNUITIES) provides an explanation and example of how to elect to re-compute your tax-free annuity amounts.

We will notify you of any unrecovered cost basis in loss years (and every year thereafter) so you can take appropriate action in consultation with an independent tax advisor on your tax return and amortize the unrecovered amounts over the remaining payment period.

Any "unrecovered Tax-Free Amount" must be used by the end of the payment period by amortizing it over the payments from this contract.

If you completely surrender the contract before the end of the payment period and you have a loss, you may be able to report it as an ordinary loss on your tax return. You should discuss this with your tax advisor.

PARTIAL REDEMPTIONS. While an Income Edge payment program is in effect, there is flexibility to take additional amounts after Income Edge scheduled payments begin; however, such amounts are generally fully includable in income as amounts not received as an annuity after the annuity starting date. This is regardless of whether there are any gains in the contract. The Tax-Free Amount for future Income Edge scheduled payments is not recalculated due to a partial redemption. Income Edge scheduled payments will continue as planned; however, a partial redemption may cause future Income Edge scheduled payments to be smaller and that, consequently, could cause Income Edge scheduled payments to be less than the Tax-Free Amount for a given year.

..   The above description also applies to Income Edge Beneficiary Advantage
    (whether elected by your beneficiary as a death benefit option under Investment Edge, as described in the "Payment of death benefit" section of the Prospectus, or you elect Income Edge Beneficiary Advantage under an Inherited NQ beneficiary payment contract, as described in the "Contract features and benefits" section of the Prospectus).

..   The above description also applies to Partial withdrawals (redemptions)
    under Income Edge Early Retirement Option. However, if you take a partial withdrawal before (a) you reach age 59 1/2 or (b) regardless of age, if you have not received five full years of scheduled payments, a penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior payments and distributions.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the issued in exchange contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

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If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract. In addition, Income Edge scheduled payments made to a beneficiary after death will receive the same tax treatment as if they were paid to the owner. The same rules apply to Income Edge Early Retirement Option and Income Edge Beneficiary Advantage payments which continue after the death of the owner or beneficiary/owner, as the case may be.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

We believe that the substantially equal withdrawals option and Income Edge Early Retirement Option should each qualify for the substantially equal periodic payment exception. See "Substantially equal withdrawals" and "Income Edge Early Retirement Option" in the "Accessing your money" section earlier in this Prospectus. The substantially equal periodic payment exception may not apply to:

..   The substantially equal withdrawals option if you stop or change the payment pattern before the later of (a) reaching age 59 1/2 or (b) five years after the date of the first distribution.

..   Income Edge Early Retirement Option if you take withdrawals before the later of (a) reaching age 59 1/2 or (b) five years after the date of the first scheduled payment.

IF THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT EXCEPTION DOES NOT APPLY IN EITHER OF THESE CASES, YOU MAY BE LIABLE FOR A PENALTY TAX, INCLUDING AN INTEREST CHARGE FOR THE PRIOR PENALTY AVOIDANCE.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

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INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. Inherited IRA contracts are available for all versions of Investment Edge(R) series contracts.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

Except as applicable to SEP-IRA Contracts (see "Simplified Employee Pension Plans (SEP Plans)" later in this section), we have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the Investment Edge(R) series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

See "Simplified Employee Pension Plans (SEP Plans)" later in this section for information about contributions to a SEP-IRA Contract.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed

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below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the nonworking spouse reaches age
70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2018 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2018). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

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..   certain death benefit payments to a beneficiary who is not your surviving spouse; or


..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2
    ; or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

                                TAX INFORMATION

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.


REQUIRED MINIMUM DISTRIBUTIONS

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum

                                TAX INFORMATION
distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions

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should not be stopped or changed until after the later of your reaching age
59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a Simplified Employee Pension Plan (SEP plan) for its employees, and can make contributions to a contract for each eligible employee. A self-employed individual may be an employer for this purpose. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant who is a participant under the SEP plan and most of the rules which apply to traditional IRAs apply. See the discussion above under "Traditional individual retirement annuities (traditional IRAs)."


A major difference is the amount of permissible contributions. An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($55,000 after cost-of-living adjustment for 2018). This amount may be further adjusted for cost-of-living changes in future years. Rules similar to the federal tax rules governing qualified plans apply to which employees must be covered and calculation of employer contributions under a SEP plan.


Employers must rely on their own tax and legal advisors regarding the establishment and operation of their SEP plans. An employer sponsoring a SEP plan should discuss with its tax advisor the requirements under the SEP plan to make contributions for its employees and should consider the availability of other funding vehicles for the SEP plan, given the limits on the amount and timing of contributions under the Investment Edge(R) SEP-IRA contract.

Participating employees who are considering the purchase of an Investment Edge(R) series SEP-IRA contract through a sponsoring employer's SEP plan contributions should discuss with their employers and their tax advisors that the Investment Edge(R) series SEP-IRA contract is not a model traditional IRA established on an IRS form. AXA Equitable has applied for an opinion letter that the Investment Edge(R) series SEP-IRA contract may be used in connection with an employer's SEP plan established using an IRS Form 5305-SEP. It is not clear whether, or when, the IRS would issue any such opinion letter.

AXA Equitable requires a minimum contribution to purchase an Investment Edge(R) Select or Investment Edge(R) ADV SEP-IRA contract which may be larger than the employer contribution with respect to compensation for an employee. In such a case the contract would have to be purchased through a direct transfer from another traditional IRA or through a rollover from another eligible retirement plan, or some combination of contributions permissible under the SEP plan, Code and SEP-IRA contract terms.

Under federal income tax rules employees participating in an employer's SEP plan are not prohibited from making traditional IRA contributions with respect to the employee's compensation to the same traditional IRA which is being funded through employer contributions under the SEP plan. Please note that the terms of the Investment Edge(R) series SEP-IRA contract do not permit the Investment Edge(R) series SEP-IRA contract owner to make traditional IRA contributions at the same time as the employer sponsoring the SEP plan is making employer contributions to the Investment Edge(R) series SEP-IRA contract. However, if the Investment Edge(R) series SEP-IRA contract owner requests in writing supported by appropriate documentation that either (i) the sponsoring employer has terminated the SEP plan or (ii) the Investment Edge(R) series SEP-IRA contract owner has separated from service with the sponsoring employer, we will remove the "SEP-IRA" designation from the contract on our records and merely retain the "traditional IRA" designation. No fees or charges will be imposed on any such change of designation. Thereafter, we will no longer accept employer contributions. If the IRA contract owner is eligible to make contributions, we will accept traditional IRA regular contributions described earlier in this section under "Traditional individual retirement annuities (traditional IRAs)."

Please also note, if the sponsoring employer's plan is a "Salary Reduction Simplified Employee Pension Plan" or "SARSEP" established before 1997 that the Investment Edge(R) series SEP-IRA contract does not accept salary reduction or employer contributions.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Investment Edge(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution required to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

                                TAX INFORMATION

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2018, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

                                TAX INFORMATION

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.



The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


Conversion rollover contributions to Roth IRAs cannot be recharacterized.


To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

                                TAX INFORMATION

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.


You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect

                                TAX INFORMATION
out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix IV at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account No. 70 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to add variable investment options and to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

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The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your recurring transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary (or, for NQ contracts where an Income Edge payment program has been elected, an Income Edge Anniversary Date) that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

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ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

                               MORE INFORMATION

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before (i) annuity payments begin; or (ii) Income Edge or Income Edge Early Retirement Option scheduled payments begin. Transfer of an Inherited NQ contract is not permitted. Transfer of ownership will terminate any Income Edge payment program election that was in effect prior to the transfer. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You may also add an owner to your contact if the new owner is younger than the original owner and (i) your contract had only one owner when issued; and (ii) it is done before annuity payments begin or you elect Income Edge. With respect to ownership transfers and/or assignments in connection with a divorce, you should consider that it may be difficult to effect such transactions following election of an Income Edge payment program. In addition, effectuating such a transfer after election of an Income Edge payment program may have adverse tax consequences. Please consult your tax advisor for more information.


We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).


Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA or QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under Federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under Investment Edge(R) series contracts.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract. Collateral assignments are not available after any type of Income Edge or another form of annuity payout is elected. Collateral assignments must be removed before Income Edge or another form of annuity payout is elected. See "Income Edge Payment Program" in "Accessing Your Money" earlier in this Prospectus.

Following a collateral assignment, all withdrawals, distributions and payments are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are

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imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

FOR INVESTMENT EDGE(R), AND INVESTMENT EDGE(R) SELECT CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

FOR INVESTMENT EDGE(R) ADV CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

For all contract versions, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

For Investment Edge(R), and Investment Edge(R) Select contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT VERSIONS EXCEPT INVESTMENT EDGE(R) ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total Compensation paid to a Selling

                               MORE INFORMATION
broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR INVESTMENT EDGE(R) ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT VERSIONS EXCEPT INVESTMENT EDGE(R)
ADV) AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 0.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2017       2016       2015
------------------------------------------------------------------------
1290 VT CONVERTIBLE SECURITIES
------------------------------------------------------------------------
   Unit value                            $13.11     $11.51     $10.72
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------
   Unit value                            $10.66     $10.29     $ 9.84
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT ENERGY
------------------------------------------------------------------------
   Unit value                            $ 7.65     $ 7.83     $ 6.37
------------------------------------------------------------------------
   Number of units outstanding (000's)        2         --         --
------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------
   Unit value                            $14.51     $12.56     $11.15
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------
   Unit value                            $11.92     $11.26     $10.49
------------------------------------------------------------------------
   Number of units outstanding (000's)        3          3          2
------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                            $14.47     $12.50     $10.17
------------------------------------------------------------------------
   Number of units outstanding (000's)        5         --         --
------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------
   Unit value                            $11.71     $11.03     $ 9.90
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                            $13.69     $11.59     $10.71
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
------------------------------------------------------------------------
   Unit value                            $ 9.34     $ 8.36     $ 6.47
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $12.35     $11.23     $10.76
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------
   Unit value                            $14.17     $11.68     $11.06
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDING DECEMBER 31
                                                                         -------------------------------
                                                                          2017       2016       2015
--------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $15.65     $13.04     $11.89
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.97     $ 9.97     $ 9.15
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         12
--------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $13.37     $ 9.84     $ 9.96
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
AB VPS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $13.60     $11.51     $10.39
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
AB VPS REAL ESTATE INVESTMENT
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.28     $11.58     $10.81
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
AB VPS SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $13.28     $11.80     $ 9.49
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --          1
--------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.94         --         --
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.58     $10.10     $ 9.38
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION FUND
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.49     $10.15     $ 9.75
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $15.86     $14.27     $11.67
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                        4         --         --
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $13.68     $11.84     $10.88
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       --         --         --
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $14.87     $11.38     $11.37
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                        1          1         --
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $13.29     $10.61     $10.45
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                        2          2          1
--------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEAR ENDING DECEMBER 31
                                                                             -------------------------------
                                                                              2017       2016       2015
------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $15.73     $12.92     $11.65
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            0          1          1
------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $11.53     $ 9.27     $ 9.19
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.04     $ 9.36     $ 8.93
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            6          2          1
------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $13.59     $11.45     $10.55
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $11.97     $10.81     $10.29
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.76     $11.14     $10.41
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.28     $10.91     $10.55
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            4          4         --
------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $ 9.80     $ 9.81     $ 9.83
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $14.22     $11.62     $10.36
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --          1
------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.11     $ 9.50     $ 9.96
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $17.93     $13.36     $12.54
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           --         --         --
------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.78     $10.57     $10.07
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            1         --          1
------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.03     $10.61     $10.25
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            1          1          1
------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31
                                                        -------------------------------
                                                         2017       2016       2015
---------------------------------------------------------------------------------------
CHARTER/SM/ AGGRESSIVE GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $12.17     $10.45     $ 9.66
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
CHARTER/SM/ CONSERVATIVE
---------------------------------------------------------------------------------------
   Unit value                                           $11.23     $10.42     $ 9.89
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
CHARTER/SM/ GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $12.00     $10.48     $ 9.78
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
---------------------------------------------------------------------------------------
   Unit value                                           $11.58     $10.47     $ 9.89
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      14         16         18
---------------------------------------------------------------------------------------
CHARTER/SM /MODERATE GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $11.88     $10.56     $ 9.91
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       2          2         --
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $13.01     $10.49     $ 9.62
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      10         10          9
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
---------------------------------------------------------------------------------------
   Unit value                                           $11.89     $10.72     $ 8.58
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                           $12.16     $10.52     $10.45
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                           $13.78     $11.61     $10.15
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $11.04     $10.56     $10.25
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      14          8         18
---------------------------------------------------------------------------------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $12.09     $ 8.65     $ 7.63
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      --         --         --
---------------------------------------------------------------------------------------
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $10.46     $10.29     $10.16
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       5         --         --
---------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
---------------------------------------------------------------------------------------
   Unit value                                           $11.18     $10.84     $ 9.98
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      11          3          2
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2017       2016       2015
------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------
   Unit value                            $13.56     $12.58     $10.70
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------
   Unit value                            $15.55     $12.94     $11.62
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------
   Unit value                            $10.36     $10.25     $10.14
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------
   Unit value                            $11.19     $ 8.37     $ 7.65
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------
   Unit value                            $15.84     $13.13     $11.84
------------------------------------------------------------------------
   Number of units outstanding (000's)       14         14          8
------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------
   Unit value                            $10.07     $10.07     $10.06
------------------------------------------------------------------------
   Number of units outstanding (000's)        5          5          3
------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------
   Unit value                            $11.49     $ 9.35     $ 9.18
------------------------------------------------------------------------
   Number of units outstanding (000's)       10         10          7
------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------
   Unit value                            $16.74     $13.00     $12.26
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------
   Unit value                            $14.59     $12.95     $11.15
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $12.70     $ 9.65     $ 9.49
------------------------------------------------------------------------
   Number of units outstanding (000's)        1         --         --
------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------
   Unit value                            $14.98     $13.01     $10.88
------------------------------------------------------------------------
   Number of units outstanding (000's)        6          6          4
------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------
   Unit value                            $ 9.92     $ 9.91     $ 9.93
------------------------------------------------------------------------
   Number of units outstanding (000's)       --         --         --
------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------
   Unit value                            $14.57     $10.78     $10.80
------------------------------------------------------------------------
   Number of units outstanding (000's)        0          1          1
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31
                                                              -------------------------------
                                                               2017       2016       2015
---------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.45     $11.16     $10.15
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            --         --         --
---------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.22     $10.06     $ 9.89
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            --         --         --
---------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------
   Unit value                                                 $14.10     $12.41     $10.32
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            10          8          6
---------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------
   Unit value                                                 $16.76     $12.61     $12.48
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             4         --         --
---------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.11     $11.40     $ 9.98
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             7          4          8
---------------------------------------------------------------------------------------------
FEDERATED KAUFMAN FUND II
---------------------------------------------------------------------------------------------
   Unit value                                                 $16.07     $12.60     $12.22
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            --         --         --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $15.20     $12.54     $11.68
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            19         11         11
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $14.64     $12.18     $10.92
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            10          7          7
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.59     $10.80     $10.03
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            27         --          3
---------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.35     $10.74     $ 9.86
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            --         --         --
---------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $14.00     $12.38     $11.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            --         --         --
---------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.37     $11.08     $ 9.82
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            --         --         --
---------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.23     $11.18     $ 9.84
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             5         --         --
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31
                                                     -------------------------------
                                                      2017       2016       2015
------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $13.08     $12.10     $10.46
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $14.95     $12.44     $10.75
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   28         28         19
------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.54     $ 9.72     $11.44
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    4          4         --
------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.96     $10.70     $10.22
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    7          7          7
------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
------------------------------------------------------------------------------------
   Unit value                                        $15.38     $11.88     $12.04
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --          1
------------------------------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.03     $10.98     $ 9.88
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND
------------------------------------------------------------------------------------
   Unit value                                        $13.16     $11.42     $12.97
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --          1
------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.16     $10.82     $10.65
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    6          4          4
------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.54     $10.91     $ 9.87
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    2          2          2
------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.96     $ 9.77     $ 9.87
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    5          4          4
------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.73     $11.23     $10.07
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
------------------------------------------------------------------------------------
   Unit value                                        $10.42     $ 8.83     $ 9.09
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1          1          1
------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------
   Unit value                                        $ 7.85     $ 9.01     $ 6.72
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31
                                                      -------------------------------
                                                       2017       2016       2015
-------------------------------------------------------------------------------------
IVY VIP MICRO CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                         $11.78     $10.86     $ 9.61
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     3          3          3
-------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------
   Unit value                                         $14.52     $11.02     $10.89
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     4          2          2
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT BALANCED PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $13.62     $11.56     $11.12
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     4          1          1
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $10.88     $10.56     $10.36
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    25          9          5
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $15.58     $13.54     $12.38
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    --         --         --
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.92     $10.23     $ 9.70
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    --         --         --
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.62     $10.44     $ 9.86
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    --         --         --
-------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.15     $ 8.75     $ 7.26
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     1          1         --
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $12.57     $11.54     $10.32
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    19          9          8
-------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $14.27     $11.28     $10.90
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    12          5          4
-------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $15.29     $12.46     $11.54
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    --         --         --
-------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $15.33     $12.49     $11.55
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    --         --         --
-------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $12.00     $10.51     $ 9.48
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    --         --         --
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31
                                                                -------------------------------
                                                                 2017       2016       2015
-----------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
-----------------------------------------------------------------------------------------------
   Unit value                                                   $15.14     $12.94     $11.41
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               0          1          3
-----------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------
   Unit value                                                   $19.31     $13.92     $12.82
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               2         --         --
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.77     $ 9.31     $ 9.51
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.87     $ 9.28     $ 9.37
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 6.82     $ 6.71     $ 5.86
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.92     $10.89     $ 9.64
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.51     $ 9.71     $ 9.37
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --          3
-----------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $12.05     $10.61     $10.24
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.99     $10.52     $10.28
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --          8
-----------------------------------------------------------------------------------------------
PUTNAM VT ABSOLUTE RETURN 500 FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.10     $10.40     $10.36
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.56     $ 9.89     $ 9.41
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $12.01     $10.45     $ 9.82
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $13.11     $10.66     $ 9.71
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              --         --         --
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31
                                                     -------------------------------
                                                      2017       2016       2015
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                        $10.73     $ 9.45     $ 9.53
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
SEI VP BALANCED STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.84     $10.67     $10.01
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
SEI VP CONSERVATIVE STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.04     $10.56     $10.20
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
SEI VP MARKET GROWTH STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.18     $10.74     $10.03
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1          1         --
------------------------------------------------------------------------------------
SEI VP MARKET PLUS STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.92     $10.95     $10.16
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
SEI VP MODERATE STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.75     $10.91     $10.33
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                        $13.94     $12.08     $10.19
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    5         --         --
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                        $17.45     $13.75     $15.45
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    4         --         --
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.14     $ 9.97     $ 9.72
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   10          4          2
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 7.27     $ 7.43     $ 5.20
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    7          7          4
------------------------------------------------------------------------------------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.24     $ 9.15     $ 8.62
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   --         --         --
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.25%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2017       2016       2015
------------------------------------------------------------------------
1290 VT CONVERTIBLE SECURITIES
------------------------------------------------------------------------
   Unit value                            $12.60     $11.16     $10.50
------------------------------------------------------------------------
   Number of units outstanding (000's)       54         29        212
------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------
   Unit value                            $10.41     $10.15     $ 9.80
------------------------------------------------------------------------
   Number of units outstanding (000's)      715        254         41
------------------------------------------------------------------------
1290 VT ENERGY
------------------------------------------------------------------------
   Unit value                            $ 7.35     $ 7.59     $ 6.24
------------------------------------------------------------------------
   Number of units outstanding (000's)      196        144        108
------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------
   Unit value                            $13.94     $12.18     $10.92
------------------------------------------------------------------------
   Number of units outstanding (000's)       82         83         71
------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------
   Unit value                            $11.45     $10.92     $10.27
------------------------------------------------------------------------
   Number of units outstanding (000's)      213        197        171
------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                            $13.90     $12.13     $ 9.96
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,072        975        686
------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------
   Unit value                            $11.25     $10.70     $ 9.70
------------------------------------------------------------------------
   Number of units outstanding (000's)      320        257         88
------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                            $13.15     $11.25     $10.49
------------------------------------------------------------------------
   Number of units outstanding (000's)       93         76         48
------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
------------------------------------------------------------------------
   Unit value                            $ 8.97     $ 8.11     $ 6.34
------------------------------------------------------------------------
   Number of units outstanding (000's)      140        123         52
------------------------------------------------------------------------
1290 VT REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $11.86     $10.89     $10.54
------------------------------------------------------------------------
   Number of units outstanding (000's)      113        107         97
------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------
   Unit value                            $13.62     $11.33     $10.83
------------------------------------------------------------------------
   Number of units outstanding (000's)       42         40         30
------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------
   Unit value                            $15.04     $12.65     $11.65
------------------------------------------------------------------------
   Number of units outstanding (000's)       37         37         35
------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.54     $ 9.67     $ 8.96
------------------------------------------------------------------------
   Number of units outstanding (000's)      603        633        793
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEAR ENDING DECEMBER 31
                                                                              -------------------------------
                                                                               2017       2016       2015
-------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GROWTH
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $12.96     $ 9.63     $ 9.83
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            39          9          6
-------------------------------------------------------------------------------------------------------------
AB VPS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $13.18     $11.25     $10.26
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            83         73         21
-------------------------------------------------------------------------------------------------------------
AB VPS REAL ESTATE INVESTMENT
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $11.90     $11.32     $10.68
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           167        167         60
-------------------------------------------------------------------------------------------------------------
AB VPS SMALL/MID CAP VALUE
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $12.87     $11.54     $ 9.37
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           135        118         65
-------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $10.87         --         --
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           406         --         --
-------------------------------------------------------------------------------------------------------------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $12.28     $ 9.96     $ 9.34
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           107         72         22
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $10.08     $ 9.84     $ 9.55
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           251        207        189
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $15.24     $13.85     $11.43
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           648        571        313
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM /
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $13.14     $11.48     $10.65
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                         1,550        942        737
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM /
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $14.29     $11.04     $11.13
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           233        118        107
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM /
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $12.77     $10.30     $10.24
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            79         84         91
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM /
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $15.11     $12.54     $11.41
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           227        203        190
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM /
-------------------------------------------------------------------------------------------------------------
   Unit value                                                                 $11.08     $ 8.99     $ 9.00
-------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           190        142        151
-------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31
                                                      -------------------------------
                                                       2017       2016       2015
-------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-------------------------------------------------------------------------------------
   Unit value                                         $11.57     $ 9.08     $ 8.75
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   317        267        249
-------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------
   Unit value                                         $13.06     $11.10     $10.34
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   218         97         64
-------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------
   Unit value                                         $11.50     $10.49     $10.08
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2,145      1,837      1,112
-------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------
   Unit value                                         $12.26     $10.81     $10.20
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   724        751        501
-------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------
   Unit value                                         $11.80     $10.58     $10.33
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   219        222        212
-------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
-------------------------------------------------------------------------------------
   Unit value                                         $ 9.42     $ 9.52     $ 9.62
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   116         87         79
-------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                         $13.66     $11.28     $10.14
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   180        154        155
-------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-------------------------------------------------------------------------------------
   Unit value                                         $11.64     $ 9.22     $ 9.75
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   150        141        115
-------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-------------------------------------------------------------------------------------
   Unit value                                         $17.22     $12.96     $12.29
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   294        196         73
-------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------
   Unit value                                         $12.28     $10.25     $ 9.86
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    60         79         77
-------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------------------------------------------------------
   Unit value                                         $11.56     $10.29     $10.04
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,340      1,257      1,103
-------------------------------------------------------------------------------------
CHARTER/SM/ AGGRESSIVE GROWTH
-------------------------------------------------------------------------------------
   Unit value                                         $11.69     $10.14     $ 9.46
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   200        161        130
-------------------------------------------------------------------------------------
CHARTER/SM/ CONSERVATIVE
-------------------------------------------------------------------------------------
   Unit value                                         $10.79     $10.11     $ 9.68
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,708      1,783      1,091
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31
                                                        -------------------------------
                                                         2017       2016       2015
---------------------------------------------------------------------------------------
CHARTER/SM/ GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $11.53     $10.16     $ 9.57
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     478        477        476
---------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
---------------------------------------------------------------------------------------
   Unit value                                           $11.12     $10.16     $ 9.68
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,382      1,123      1,094
---------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $11.41     $10.24     $ 9.71
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     782        896        732
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $12.50     $10.18     $ 9.42
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      14         11         29
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
---------------------------------------------------------------------------------------
   Unit value                                           $11.43     $10.40     $ 8.41
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      33         39        119
---------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                           $11.76     $10.26     $10.30
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     325        301        289
---------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                           $13.31     $11.33     $ 9.99
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     300        260        128
---------------------------------------------------------------------------------------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $10.61     $10.24     $10.04
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     604        557        430
---------------------------------------------------------------------------------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $11.61     $ 8.39     $ 7.47
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      89         59         51
---------------------------------------------------------------------------------------
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $10.05     $ 9.99     $ 9.95
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     578        598        500
---------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
---------------------------------------------------------------------------------------
   Unit value                                           $10.74     $10.51     $ 9.77
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     889        793        539
---------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------
   Unit value                                           $13.03     $12.20     $10.48
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     433        456        482
---------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------
   Unit value                                           $14.94     $12.56     $11.38
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     223        235        199
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2017       2016       2015
------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------
   Unit value                            $ 9.96     $ 9.94     $ 9.93
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,135        811        446
------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------
   Unit value                            $10.75     $ 8.12     $ 7.50
------------------------------------------------------------------------
   Number of units outstanding (000's)       73         55         58
------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------
   Unit value                            $15.22     $12.73     $11.59
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,456      1,617      1,110
------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------
   Unit value                            $ 9.68     $ 9.77     $ 9.85
------------------------------------------------------------------------
   Number of units outstanding (000's)      150        152         55
------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------
   Unit value                            $11.04     $ 9.07     $ 8.99
------------------------------------------------------------------------
   Number of units outstanding (000's)      954        717        458
------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------
   Unit value                            $16.09     $12.61     $12.00
------------------------------------------------------------------------
   Number of units outstanding (000's)      535        488        305
------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------
   Unit value                            $14.02     $12.57     $10.92
------------------------------------------------------------------------
   Number of units outstanding (000's)      397        273        149
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $12.21     $ 9.36     $ 9.29
------------------------------------------------------------------------
   Number of units outstanding (000's)      259        189        133
------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------
   Unit value                            $14.40     $12.62     $10.66
------------------------------------------------------------------------
   Number of units outstanding (000's)      593        508        535
------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------
   Unit value                            $ 9.53     $ 9.61     $ 9.73
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,764      2,908      2,775
------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------
   Unit value                            $14.00     $10.45     $10.58
------------------------------------------------------------------------
   Number of units outstanding (000's)      185        155        172
------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------
   Unit value                            $11.00     $10.83     $ 9.94
------------------------------------------------------------------------
   Number of units outstanding (000's)      263        205        108
------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------
   Unit value                            $ 9.82     $ 9.76     $ 9.69
------------------------------------------------------------------------
   Number of units outstanding (000's)      364        256        197
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31
                                                              -------------------------------
                                                               2017       2016       2015
---------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------
   Unit value                                                 $13.55     $12.04     $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           555        509        273
---------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------
   Unit value                                                 $16.11     $12.23     $12.22
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           799        673        471
---------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.64     $11.06     $ 9.78
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           804        684        491
---------------------------------------------------------------------------------------------
FEDERATED KAUFMAN FUND II
---------------------------------------------------------------------------------------------
   Unit value                                                 $15.44     $12.22     $11.97
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           170        136        116
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $14.61     $12.17     $11.44
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           594        543        502
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $14.07     $11.82     $10.69
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           361        320        292
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.13     $10.48     $ 9.83
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,514      1,195        813
---------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.97     $10.48     $ 9.71
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           104         50         58
---------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $13.45     $12.01     $10.88
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           545        456        170
---------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.89     $10.75     $ 9.62
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           220        217        258
---------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.75     $10.85     $ 9.64
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,455      1,264      1,071
---------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.56     $11.74     $10.25
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            59         51         34
---------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $14.36     $12.07     $10.53
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           683        662        539
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31
                                                     -------------------------------
                                                      2017       2016       2015
------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.13     $ 9.43     $11.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   70         72         51
------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.52     $10.44     $10.07
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  148        128         76
------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
------------------------------------------------------------------------------------
   Unit value                                        $14.86     $11.59     $11.86
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  375        353        266
------------------------------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.56     $10.65     $ 9.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  442        394        322
------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.65     $11.08     $12.71
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  143        131        136
------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.68     $10.49     $10.43
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  303        302        300
------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.09     $10.58     $ 9.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  628        626        512
------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.49     $ 9.48     $ 9.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  232        214        194
------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.23     $10.89     $ 9.86
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  129        101         81
------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
------------------------------------------------------------------------------------
   Unit value                                        $10.01     $ 8.57     $ 8.91
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  350        389        499
------------------------------------------------------------------------------------
IVY VIP ENERGY
------------------------------------------------------------------------------------
   Unit value                                        $ 7.54     $ 8.74     $ 6.58
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  387        373        454
------------------------------------------------------------------------------------
IVY VIP MICRO CAP GROWTH
------------------------------------------------------------------------------------
   Unit value                                        $11.32     $10.53     $ 9.41
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   89         97         85
------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------------------
   Unit value                                        $13.95     $10.69     $10.66
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  345        309        291
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31
                                                      -------------------------------
                                                       2017       2016       2015
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT BALANCED PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $13.09     $11.22     $10.89
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 2,556      1,904      1,059
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $10.45     $10.24     $10.15
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,393      1,106        445
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $14.98     $13.14     $12.12
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   322        264        102
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.64     $10.09     $ 9.65
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,523      1,191        737
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.35     $10.29     $ 9.81
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,312        938        503
-------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $10.71     $ 8.49     $ 7.11
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   363        311        210
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $12.07     $11.20     $10.11
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,279      1,083        761
-------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $13.71     $10.95     $10.68
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,359      1,083        795
-------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $14.69     $12.09     $11.30
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    89         64         55
-------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $14.73     $12.12     $11.31
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    68         80         65
-------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $11.53     $10.20     $ 9.28
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   258        266        459
-------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $14.55     $12.56     $11.18
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   551        477        286
-------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------
   Unit value                                         $18.56     $13.51     $12.55
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   412        346        112
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31
                                                                -------------------------------
                                                                 2017       2016       2015
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.37     $ 9.08     $ 9.37
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              44         38         19
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.54     $ 9.05     $ 9.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              30         26         53
-----------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 6.56     $ 6.51     $ 5.74
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             138        136        106
-----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.45     $10.56     $ 9.45
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             131        113         56
-----------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.10     $ 9.42     $ 9.18
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             157         86         48
-----------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.58     $10.29     $10.03
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              77         66         37
-----------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.56     $10.20     $10.07
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,332      1,033        473
-----------------------------------------------------------------------------------------------
PUTNAM VT ABSOLUTE RETURN 500 FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.66     $10.09     $10.15
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              97         92         87
-----------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.21     $ 9.65     $ 9.27
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             417        374        113
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.73     $10.30     $ 9.78
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             165         56         28
-----------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $12.80     $10.51     $ 9.67
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                               8          6          1
-----------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.37     $ 9.22     $ 9.38
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              32         26         32
-----------------------------------------------------------------------------------------------
SEI VP BALANCED STRATEGY FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.38     $10.35     $ 9.81
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             520        404        285
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31
                                                     -------------------------------
                                                      2017       2016       2015
------------------------------------------------------------------------------------
SEI VP CONSERVATIVE STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.60     $10.24     $ 9.99
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  929        937        744
------------------------------------------------------------------------------------
SEI VP MARKET GROWTH STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.70     $10.42     $ 9.82
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  201        212        230
------------------------------------------------------------------------------------
SEI VP MARKET PLUS STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.42     $10.62     $ 9.95
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   56         59         83
------------------------------------------------------------------------------------
SEI VP MODERATE STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.29     $10.59     $10.11
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  351        508        531
------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                        $13.39     $11.72     $ 9.98
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  236        193        138
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                        $16.77     $13.34     $15.13
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  819        729        459
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 9.74     $ 9.68     $ 9.52
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  887        840        778
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 6.98     $ 7.21     $ 5.09
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  177        158         76
------------------------------------------------------------------------------------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 9.84     $ 8.87     $ 8.44
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   28         27         24
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT. THE MINIMUM
INITIAL CONTRIBUTION AMOUNT IS $10,000 FOR ALL INVESTMENT EDGE(R) CONTRACT TYPES AND $25,000 FOR ALL
INVESTMENT EDGE(R) SELECT AND INVESTMENT EDGE(R) ADV CONTRACT TYPES.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                          NQ
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   0-85
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $500
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   After-tax money.
CONTRIBUTIONS        .   Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the older of the original Owner(s) and
CONTRIBUTIONS            Annuitant(s) reaches age 86 or, if later, the first contract date anniversary.
                     .   No additional contributions after election of an Income Edge payment program.
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TYPE                                                   TRADITIONAL IRA
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $50
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b)
CONTRIBUTIONS            plans.
                     .   Rollovers from another traditional individual retirement arrangement.
                     .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                     .   Regular IRA contributions.
                     .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the first
CONTRIBUTIONS            contract date anniversary.
                     .   Contributions made after age 70 1/2 must be net of required minimum distributions.
                     .   Although we accept regular IRA contributions (limited to $5,500) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                     .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age
                         50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       ROTH IRA
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $50
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Rollovers from another Roth IRA.
CONTRIBUTIONS        .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                     .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                     .   Direct custodian-to-custodian transfers from another Roth IRA.
                     .   Regular Roth IRA contributions.
                     .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the first
CONTRIBUTIONS            contract date anniversary.
                     .   Conversion rollovers after age 70 1/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                     .   Although we accept Roth IRA contributions (limited to $5,500) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                     .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age
                         50 at any time during the calendar year for which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                     SEP IRA
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
-------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT   FOR ALL SERIES:
CONTRIBUTION AMOUNT  .   $500
(IF PERMITTED)
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   An employer can annually contribute an amount for an employee up to the lesser of 25% of
CONTRIBUTIONS            eligible compensation or $40,000 ($55,000 after cost-of-living adjustment for 2018).
                     .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer
                         457(b) plans.
                     .   Rollovers from another traditional individual retirement arrangement.
                     .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                     .   Regular traditional IRA contributions are not permitted unless and until the SEP-IRA designation is removed on our records and the contract is designated as a traditional IRA only.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the
CONTRIBUTIONS            first contract date anniversary.
                     .   Contributions made after age 70 1/2 must be net of required minimum distributions.

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       QP
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
-------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT   .   $500
CONTRIBUTION AMOUNT
(IF SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Only transfer contributions from other investments within an existing qualified plan trust.
CONTRIBUTIONS        .   The plan must be qualified under Section 401(a) of the Internal Revenue Code.
                     .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Annuitant reaches age 75 or, if later,
CONTRIBUTIONS            the first contract date anniversary.
                     .   A separate QP contract must be established for each plan participant, even defined benefit plan participants.
                     .   We do not accept contributions directly from the employer.
                     .   Only one subsequent contribution can be made during a contract year.
                     .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                     .   No minimum contribution amount limitation for Investment Edge(R) ADV.
                     .   See Appendix IV later in this Prospectus for a discussion on purchase considerations for QP contracts.

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                  INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR ROTH IRA)
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   0-70
-------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $1,000
CONTRIBUTION AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased
CONTRIBUTIONS            owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                     .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the
CONTRIBUTIONS            first contract date anniversary.
                     .   Any additional contributions must be from the same type of IRA of the same deceased owner.
                     .   No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.
-------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       INHERITED NQ
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   0-70
------------------------------------------------------------------------------------------------------------------------------
MINIMUM CONTRIBUTION      .   Account value must be at least $50,000 in order to elect Income Edge Beneficiary Advantage.
AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCES OF CONTRIBUTIONS  .   Paid to us in an exchange under Section 1035 of the Internal Revenue Code of your interests as a death beneficiary of the deceased owner's non-qualified deferred annuity contract.
                          .   All contributions must be received before payments start and within twelve months after the date of death of the deceased owner.
------------------------------------------------------------------------------------------------------------------------------

See "Contract features and benefits" and "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

          APPENDIX II: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Investment Edge(R) series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN INVESTMENT EDGE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
CALIFORNIA  See "We require that the         You are not required to use our
            following types of               forms when making a transaction
            communications be on specific    request, including a withdrawal
            forms we provide for that        request. If a written request
            purpose (and submitted in the    contains all the information
            manner that the forms specify)"  required to process the request,
            in "Who is AXA Equitable" and    we will honor it.
            "Withdrawing your account
            value" in "Accessing your money"

            See "Your right to cancel        If you reside in California and
            within a certain number of       you are age 60 or older at the
            days" in "Contract features and  time the contract is issued, you
            benefits"                        may return your variable annuity
                                             contract within 30 days from the
                                             date that you receive it and
                                             receive a refund as described
                                             below.

                                             If you allocate your entire
                                             initial contribution to the
                                             EQ/Money Market option, the
                                             amount of your refund will be
                                             equal to your contribution,
                                             unless you make a transfer, in
                                             which case the amount of your
                                             refund will be equal to your
                                             account value on the date we
                                             receive your request to cancel
                                             at our processing office. This
                                             amount could be less than your
                                             initial contribution. If you
                                             allocate any portion of your
                                             initial contribution to variable
                                             investment options other than
                                             the EQ/Money Market option, your
                                             refund will be equal to your
                                             account value on the date we
                                             receive your request to cancel
                                             at our processing office.

                                             "RETURN OF CONTRIBUTION" FREE
                                             LOOK TREATMENT AVAILABLE THROUGH
                                             CERTAIN SELLING BROKERS-DEALERS

                                             Certain selling broker-dealers
                                             offer an allocation method
                                             designed to preserve your right
                                             to a return of your
                                             contributions during the free
                                             look period. At the time of
                                             application, you will instruct
                                             your financial professional as
                                             to how your initial contribution
                                             and any subsequent contributions
                                             should be treated for the
                                             purpose of maintaining your free
                                             look right under the contract.
                                             Please consult your financial
                                             professional to learn more about
                                             the availability of "return of
                                             contribution" free look
                                             treatment.

                                             If you choose "return of
                                             contribution" free look
                                             treatment of your contract, we
                                             will allocate your entire
                                             contribution and any subsequent
                                             contributions made during the 40
                                             day period following the
                                             Contract Date, to the EQ/Money
                                             Market investment option. In the
                                             event you choose to exercise
                                             your free look right under the
                                             contract, you will receive a
                                             refund equal to your
                                             contributions.

                                             If you choose the "return of
                                             contribution" free look
                                             treatment and your contract is
                                             still in effect on the 40th day
                                             (or next business day) following
                                             the Contract Date, we will
                                             automatically reallocate your
                                             account value to the investment
                                             options chosen on your
                                             application.
------------------------------------------------------------------------------

                                     III-1

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA                                    Any transfers made prior to the
(CONTINUED)                                   expiration of the 30 day free
                                              look will terminate your right
                                              to "return of contribution"
                                              treatment in the event you
                                              choose to exercise your free
                                              look right under the contract.
                                              Any transfer made prior to the
                                              40th day following the Contract
                                              Date will cancel the automatic
                                              reallocation on the 40th day (or
                                              next business day) following the
                                              Contract Date described above.
                                              If you do not want AXA Equitable
                                              to perform this scheduled
                                              one-time reallocation, you must
                                              call one of our customer service
                                              representatives at 1 (800)
                                              789-7771 before the 40th day
                                              following the Contract Date to
                                              cancel.

             See "Dollar cost averaging" in   If you enroll in a dollar cost
             "Contract features and benefits. averaging program and then exercise your right to cancel
                                              your contract during the free
                                              look period, you will be
                                              refunded your account value,
                                              which may be more or less than
                                              the total amount of your
                                              contributions to the contract.

             See "Disability, terminal        The withdrawal charge waiver
             illness, or confinement to       under item (i) also applies if
             nursing home'' under             we receive satisfactory proof
             "Withdrawal charge" in "Charges  that the owner (or older joint
             and expenses"                    owner, if applicable) suffers
                                              from significant cognitive
                                              impairment (such as a result of
                                              Alzheimer's disease).

                                              The withdrawal charge waiver
                                              under item (ii) applies if we
                                              receive satisfactory proof that
                                              the life expectancy of the owner
                                              (or older joint owner, if
                                              applicable) is 12 months or less.

                                              The withdrawal charge waiver
                                              under item (iii) applies if we
                                              receive satisfactory proof that
                                              the owner (or older joint owner,
                                              if applicable) is (a) receiving,
                                              as prescribed by a physician,
                                              registered nurse, or licensed
                                              social worker, home care or
                                              community-based services
                                              (including adult day care,
                                              personal care, homemaker
                                              services, hospice services or
                                              respite care); or (b) confined
                                              in a skilled nursing facility,
                                              convalescent nursing home, or
                                              extended care facility, or is
                                              confined in a residential care
                                              facility or residential care
                                              facility for the elderly, as
                                              defined in the California Health
                                              and Safety Code.
-------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional  The charge for transfers does
             transfer in excess of 12         not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and
             expenses"

             See "Disability, terminal        For Investment Edge contracts
             illness, or confinement to a     only:
             nursing home" under "Withdrawal  The withdrawal charge waiver
             charge" in "Charges and          under item (i) does not apply.
             expenses"

             See "Special service charges"    The maximum third party transfer
             in "Charges and Expenses"        or exchange charge is $49.
                                              The maximum charge for check
                                              preparation is $9.

             See "Transfers of ownership,     Your contract may not be
             collateral assignments, loans    directly or indirectly assigned
             and borrowing" in "More          nor may the ownership be changed
             information"                     to an institutional investor or
                                              settlement company.

             See "Disruptive transfer         Restrictions on transfers due to
             activity" in "Transferring your  market timing may only be money among investment options"  determined by the underlying fund managers.
-------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel        If you reside in the state of
             within a certain number of       Florida, you may cancel your
             days" in "Contract features and  variable annuity contract and
             benefits                         return it to us within 21 days
                                              from the date that you receive
                                              it. You will receive an
                                              unconditional refund equal to
                                              the greater of the cash
                                              surrender value provided in the
                                              annuity contract, plus any fees
                                              or charges deducted from the
                                              contributions or imposed under
                                              the contract, or a refund of all
                                              contributions paid.

             See "Withdrawal charge" in       If you are age 65 or older at
             "Charges and expenses"           the time your contract is
                                              issued, the applicable
                                              withdrawal charge will not
                                              exceed 10% of the amount
                                              withdrawn.

             See "Special services charges"   The maximum charge for check
             in "Charges and expenses"        preparation is $25.

                                              The charge for third party
                                              transfers does not apply.
-------------------------------------------------------------------------------

                                     III-2

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
MAINE         Inherited NQ                     Not available
--------------------------------------------------------------------------------
NEW YORK      See "Investment Edge(R) Series   In contracts issued in New York:
              at a glance - key features"      .   The terms "Non-Qualified
                                                   Payment Program" or "Payment
                                                   Program" (as applicable) are
                                                   used in place of "Income
                                                   Edge payment program"; and
                                               .   The terms "Non-Qualified
                                                   Payment Program Series",
                                                   "Non-Qualified Early
                                                   Retirement Option Payment
                                                   Program", and "Non-Qualified
                                                   Beneficiary Option Payment
                                                   Program " are used in place
                                                   of Income Edge Series
                                                   Payment Program", "Income
                                                   Edge Early Retirement
                                                   Option", and "Income Edge
                                                   Beneficiary Advantage",
                                                   respectively.
                                               In contracts issued in New York,
                                               the Protected premium death
                                               benefit is referred to as the
                                               Return of premium death benefit.

              See "The amount applied to       If a non-life contingent annuity
              purchase an annuity payout       is elected (period certain
              option" under "Your annuity      only): The amount applied to an
              payout options" in "Accessing    annuity benefit will be the
              your money"                      greater of the cash value or 95%
                                               of what the cash value would be
                                               if there were no withdrawal
                                               charge applied; however, the
                                               income provided will never be
                                               less than that resulting from
                                               the account value applied to the
                                               table of guaranteed annuity
                                               purchase factors.

              See "Your annuity payout         We do not have the right to
              options" in "Accessing your      change the guaranteed annuity
              money"                           purchase rates after your fifth
                                               contract date anniversary.

              See "Charges and expenses"       The charge for third-party
                                               transfers or exchange does not
                                               apply.
                                               The check preparation charge
                                               does not apply.
                                               We do not have the right to
                                               increase fees after the contract
                                               has been issued.

              See "Disability, terminal        Item (i) is deleted and replaced
              illness, or confinement to a     with the following: An owner (or
              nursing                          older joint owner, if
              home'' under "Withdrawal         applicable) has qualified to
              charge" in "Charges and          receive Social Security
              expenses"                        disability benefits as certified
                                               by the Social Security
                                               Administration or meets the
                                               definition of a total disability
                                               as specified in the contract. To
                                               qualify, a recertification
                                               statement from a physician will
                                               be required every 12 months from
                                               the date disability is
                                               determined.

              See "Transfers of ownership,     Collateral assignments are not
              collateral assignments, loans    limited to the period prior to
              and borrowing" in "More          the first contract date
              information"                     anniversary. You may assign all
                                               or a portion of your NQ contract
                                               at any time, pursuant to the
                                               terms described in this
                                               Prospectus.
--------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel        You may cancel your variable
              within a certain number of       annuity contract and return it
              days" in "Contract features and  to us within 20 days from the
              benefits"                        date you receive it. You will
                                               receive an unconditional refund
                                               equal to your contributions,
                                               including any contract fees or
                                               charges.
--------------------------------------------------------------------------------
PENNSYLVANIA  Required disclosure for          Any person who knowingly and
              Pennsylvania customers           with intent to defraud any
                                               insurance company or other
                                               person files an application for
                                               insurance or statement of claim
                                               containing any materially false
                                               information or conceals for the
                                               purpose of misleading,
                                               information concerning any fact
                                               material thereto commits a
                                               fraudulent insurance act, which
                                               is a crime and subjects such
                                               person to criminal and civil
                                               penalties.
--------------------------------------------------------------------------------

                                     III-3

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                 Available for direct rollovers
                                              from U.S. source 401(a) plans
                                              and direct transfers from the
                                              same type of U.S. source IRAs.

             Inherited IRA                    Not available

             QP (Defined Benefit) contracts   Not available

             SEP                              Not available

             Investment Edge(R) ADV series    Not available
             contracts
             See "Purchase considerations     We do not offer contracts to
             for a charitable remainder       charitable remainder trusts in
             trust" under "Owner and          Puerto Rico.
             annuitant requirements" in
             "Contract features and benefits"

             See "How you can make            Specific requirements for
             contributions" in "Contract      purchasing QP contracts in
             features and benefits"           Puerto Rico are outlined below
                                              in "Purchase considerations for
                                              QP (Defined Contribution)
                                              contracts in Puerto Rico".

             See "Transfers of ownership,     Transfers of ownership of QP
             collateral assignments, loans    contracts are governed by Puerto
             and borrowing" in "More          Rico law. Please consult your
             information"                     tax, legal or plan advisor if
                                              you intend to transfer ownership
                                              of your contract.
             "Purchase considerations for QP  PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution)           (DEFINED CONTRIBUTION) CONTRACTS
             contracts in Puerto Rico" --     IN PUERTO RICO:
             this section replaces "Appendix  Trustees who are considering the
             IV: Purchase considerations for  purchase of an Investment
             QP contracts" in this            Edge(R) series QP contract in
             Prospectus.                      Puerto Rico should discuss with
                                              their tax, legal and plan
                                              advisors whether this is an
                                              appropriate investment vehicle
                                              for the employer's plan.
                                              Trustees should consider whether
                                              the plan provisions
                                              permit the investment of plan
                                              assets in the QP contract, and
                                              the payment of death benefits in
                                              accordance with the requirements
                                              of Puerto Rico income tax rules.
                                              The QP contract and this
                                              Prospectus should be reviewed in
                                              full, and the following factors,
                                              among others, should be noted.

                                              SOURCE OF INCOME
                                              .   Because this contract is
                                                  issued by a United States
                                                  insurance company, amounts
                                                  paid from the contract
                                                  produce U.S.-source income,
                                                  not Puerto Rico-source
                                                  income. A Puerto Rico
                                                  qualified plan investing in
                                                  assets producing Puerto
                                                  Rico-source income is likely
                                                  to generate a more favorable
                                                  tax result for a participant
                                                  under a Puerto Rico
                                                  qualified plan.

                                              LIMITS ON CONTRACT OWNERSHIP:
                                              .   QP contracts are not
                                                  available to defined benefit
                                                  plans. Defined benefit plans
                                                  must use Non-Qualified
                                                  contracts to invest in
                                                  Investment Edge(R). There is
                                                  no qualified plan contract
                                                  endorsement available for
                                                  defined benefit plans with
                                                  Investment Edge(R). The plan
                                                  and trust, if properly
                                                  qualified, contain the
                                                  requisite provisions of the
                                                  Internal Revenue Code to
                                                  maintain their tax exempt
                                                  status. A non-qualified
                                                  contract cannot be converted
                                                  to an IRA.

                                              .   The QP contract is offered
                                                  only as a funding vehicle to
                                                  qualified plan trusts of
                                                  single participant defined
                                                  contribution plans that are
                                                  tax-qualified under Puerto
                                                  Rico law, not United States
                                                  law. The contract is not
                                                  available to US qualified
                                                  plans or to defined benefit
                                                  plans qualifying under
                                                  Puerto Rico law.

                                              .   The QP contract owner is the
                                                  qualified plan trust. The
                                                  annuitant under the contract
                                                  is the self-employed Puerto
                                                  Rico resident, who is the
                                                  sole plan participant.

                                              .   This product should not be
                                                  purchased if the self-
                                                  employed individual
                                                  anticipates having
                                                  additional employees become
                                                  eligible for the plan. We
                                                  will not allow additional
                                                  contracts to be issued for
                                                  participants other than the
                                                  original business owner.
-------------------------------------------------------------------------------

                                     III-4

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------

PUERTO RICO                                   If the business that sponsors
(CONTINUED)                                   the plan adds another employee
                                              who becomes eligible for the
                                              plan, no further contributions
                                              may be made to the contract. If
                                              the employer moves the funds to
                                              another funding vehicle that can
                                              accommodate more than one
                                              employee, this move could result
                                              in withdrawal charges, if
                                              applicable.
                                              LIMITS ON CONTRIBUTIONS:

                                              .   All contributions must be
                                                  direct transfers from other
                                                  investments within an
                                                  existing qualified plan
                                                  trust.

                                              .   Employer payroll
                                                  contributions are not
                                                  accepted.
                                              .   Only one additional transfer
                                                  contribution may be made per
                                                  contract year.

                                              .   Checks written on accounts
                                                  held in the name of the
                                                  employer instead of the plan
                                                  or the trustee will not be
                                                  accepted.

                                              .   As mentioned above, if a new
                                                  employee becomes eligible
                                                  for the plan, the trustee
                                                  will not be permitted to
                                                  make any further
                                                  contributions to the
                                                  contract established for the
                                                  original business owner.
                                              LIMITS ON PAYMENTS:
                                              .   Loans are not available
                                                  under the contract.

                                              .   All payments are made to the
                                                  plan trust as owner, even
                                                  though the plan
                                                  participant/annuitant is the
                                                  ultimate recipient of the
                                                  benefit payment.

                                              .   AXA Equitable does no tax
                                                  reporting or withholding of
                                                  any kind for payment to the
                                                  plan participant. The plan
                                                  administrator or trustee
                                                  will be solely responsible
                                                  for performing or providing
                                                  for all such services.

                                              .   AXA Equitable does not offer
                                                  contracts that qualify as
                                                  IRAs under Puerto Rico law.

                                              PLAN TERMINATION:
                                              .   If the plan participant
                                                  terminates the business, and
                                                  as a result wishes to
                                                  terminate the plan, the
                                                  trust would have to be kept
                                                  in existence to receive
                                                  payments. This could create
                                                  expenses for the plan.

                                              .   If the plan participant
                                                  terminates the plan and the
                                                  trust is dissolved, or if
                                                  the plan trustee (which may
                                                  or may not be the same as
                                                  the plan participant) is
                                                  unwilling to accept payment
                                                  to the plan trust for any
                                                  reason, AXA Equitable would
                                                  have to change the contract
                                                  from a Puerto Rico QP to NQ
                                                  in order to make payments to
                                                  the individual as the new
                                                  owner. Depending on when
                                                  this occurs, it could be a
                                                  taxable distribution from
                                                  the plan, with a potential
                                                  tax of the entire account
                                                  value of the contract.
                                                  Puerto Rico income tax
                                                  withholding and reporting by
                                                  the plan trustee could apply
                                                  to the distribution
                                                  transaction.

                                              .   AXA Equitable is a U.S.
                                                  insurance company, therefore
                                                  distributions under the NQ
                                                  contract could be subject to
                                                  United States taxation and
                                                  withholding on a "taxable
                                                  amount not determined" basis.
-------------------------------------------------------------------------------

                                     III-5

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO   Tax information -- special       Income from NQ contracts we
(CONTINUED)   rules for NQ contracts           issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a con-
                                               tract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit.

                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

SOUTH DAKOTA  Inherited NQ                     Not available
--------------------------------------------------------------------------------

TEXAS         See "Your right to cancel        If you reside in the state of
              within a certain number of       Texas, you may cancel your
              days" in "Contract features and  variable annuity contract and
              benefits"                        return it to us within 15 days
                                               from the date you received it.
                                               Your refund will equal your
                                               account value under the contract
                                               on the day we receive
                                               notification to cancel the
                                               contract.
--------------------------------------------------------------------------------
WYOMING       Inherited NQ                     Not available
--------------------------------------------------------------------------------

                                     III-6

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix IV: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Investment Edge(R) series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of an Investment Edge(R) series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by an Investment Edge(R) series QP contract or another annuity contract. Therefore, plan trusts should purchase an Investment Edge(R) series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer sponsoring the plan. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers from the QP contract may also result in withdrawal charges.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX IV: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix V: Hypothetical illustration

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES


The following tables illustrate the changes in account values under certain hypothetical circumstances for the Investment Edge(R) series contracts (Investment Edge(R), Investment Edge(R) Select and Investment Edge(R) ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.48)%, 3.52% for the Investment Edge(R) variable investment options and (2.53)%, 3.47% for the Investment Edge(R) Select variable investment options; (1.58)%, 4.42% for the Investment Edge(R) ADV variable investment options; at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the Contract Maintenance Fee. If the net annual rates of return did reflect this charge, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect any applicable administrative charge and withdrawal charge.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.58%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.46% and (3) 12b-1 fees equivalent to an effective annual rate of 0.24%. These rates are the arithmetic average for all Portfolios that are available as investment options. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

ILLUSTRATION OF ACCOUNT VALUES

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD.

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R)
$100,000 SINGLE CONTRIBUTION, $80,000 COST BASIS AND NO WITHDRAWALS MALE, NON QUALIFIED, ISSUE AGE 60
INCOME EDGE - PAYMENT BEGINS AT AGE 65
FEDERAL INCOME TAX RATE 28%


-----------------------------------------------------------------------------------------------------

                                                WITH INCOME EDGE (APPLICABLE TO NON-QUALIFIED MARKET)

    CONTRACT                                                        TAX-FREE          AFTER-TAX
AGE   YEAR     ACCOUNT VALUE      CASH VALUE    PRE-TAX PAYMENT      AMOUNT            INCOME
-----------------------------------------------------------------------------------------------------
                0%       6%      0%       6%     0%        6%       0%       6%       0%       6%
-----------------------------------------------------------------------------------------------------
60      0    $100,000 $100,000 $94,000 $ 94,000     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
61      1      97,520  103,520  91,520   97,520     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
62      2      95,052  107,114  89,052  101,114     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
63      3      92,644  110,834  87,644  105,834     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
64      4      90,297  114,686  86,297  110,686     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
65      5      84,534  114,262  81,534  111,262 3,473     4,411    3,077    3,077    3,362    4,037
-----------------------------------------------------------------------------------------------------
66      6      79,007  113,663  79,007  113,663 3,381     4,570    3,077    3,077    3,296    4,152
-----------------------------------------------------------------------------------------------------
67      7      73,705  112,878  73,705  112,878 3,292     4,736    3,077    3,077    3,232    4,271
-----------------------------------------------------------------------------------------------------
68      8      68,623  111,894  68,623  111,894 3,205     4,908    3,077    3,077    3,169    4,395
-----------------------------------------------------------------------------------------------------
69      9      63,752  110,696  63,752  110,696 3,119     5,086    3,077    3,077    3,107    4,524
-----------------------------------------------------------------------------------------------------
70     10      59,085  109,272  59,085  109,272 3,036     5,271    3,077    3,077    3,036    4,657
-----------------------------------------------------------------------------------------------------
75     15      38,580   98,176  38,580   98,176 2,645     6,311    3,077    3,077    2,645    5,406
-----------------------------------------------------------------------------------------------------
80     20      22,241   78,708  22,241   78,708 2,292     7,582    3,077    3,077    2,292    6,321
-----------------------------------------------------------------------------------------------------
85     25       9,446   47,783   9,446   47,783 1,958     9,179    3,077    3,077    1,958    7,470
-----------------------------------------------------------------------------------------------------
90     30           0        0       0        0 1,482    12,071    3,077    3,077    1,482    9,553
-----------------------------------------------------------------------------------------------------

* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
NON QUALIFIED WITHOUT INCOME EDGE OR QUALIFIED


-------------------------------------------------

    CONTRACT
AGE   YEAR     ACCOUNT VALUE        CASH VALUE
-------------------------------------------------
                0%       6%        0%       6%
-------------------------------------------------
60.     0    $100,000 $100,000   $94,000 $ 94,000
-------------------------------------------------
61.     1      97,520  103,520    91,520   97,520
-------------------------------------------------
62.     2      95,052  107,114    89,052  101,114
-------------------------------------------------
63.     3      92,644  110,834    87,644  105,834
-------------------------------------------------
64.     4      90,297  114,686    86,297  110,686
-------------------------------------------------
65.     5      88,007  118,673    85,007  115,673
-------------------------------------------------
66.     6      85,775  122,800    85,775  122,800
-------------------------------------------------
67.     7      83,597  127,072    83,597  127,072
-------------------------------------------------
68.     8      81,474  131,495    81,474  131,495
-------------------------------------------------
69.     9      79,404  136,074    79,404  136,074
-------------------------------------------------
70.    10      77,385  140,814    77,385  140,814
-------------------------------------------------
75.    15      68,015  167,136    68,015  167,136
-------------------------------------------------
80.    20      59,751  198,429    59,751  198,429
-------------------------------------------------
85.    25      52,463  235,631    52,463  235,631
-------------------------------------------------
90.    30      46,034  279,858    46,034  279,858
-------------------------------------------------

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) SELECT
$100,000 SINGLE CONTRIBUTION, $80,000 COST BASIS AND NO WITHDRAWALS MALE, NON QUALIFIED, ISSUE AGE 60
INCOME EDGE - PAYMENT BEGINS AT AGE 65
FEDERAL INCOME TAX RATE 28%


-------------------------------------------------------------------------------------------------------

                                                 WITH INCOME EDGE ( APPLICABLE TO NON-QUALIFIED MARKET)

    CONTRACT
AGE   YEAR     ACCOUNT VALUE      CASH VALUE     PRE-TAX PAYMENT    TAX-FREE AMOUNT   AFTER-TAX INCOME
-------------------------------------------------------------------------------------------------------
                0%       6%       0%       6%     0%        6%       0%       6%       0%       6%
-------------------------------------------------------------------------------------------------------
60      0    $100,000 $100,000 $100,000 $100,000     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
61.     1      97,470  103,470   97,470  103,470     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
62.     2      94,954  107,010   94,954  107,010     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
63.     3      92,502  110,674   92,502  110,674     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
64.     4      90,111  114,464   90,111  114,464     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
65.     5      84,316  113,983   84,316  113,983 3,466     4,402    3,077    3,077    3,357    4,031
-------------------------------------------------------------------------------------------------------
66.     6      78,760  113,329   78,760  113,329 3,373     4,559    3,077    3,077    3,290    4,144
-------------------------------------------------------------------------------------------------------
67.     7      73,436  112,490   73,436  112,490 3,282     4,722    3,077    3,077    3,224    4,261
-------------------------------------------------------------------------------------------------------
68.     8      68,335  111,452   68,335  111,452 3,193     4,891    3,077    3,077    3,160    4,383
-------------------------------------------------------------------------------------------------------
69.     9      63,450  110,204   63,450  110,204 3,106     5,066    3,077    3,077    3,098    4,509
-------------------------------------------------------------------------------------------------------
70.    10      58,773  108,730   58,773  108,730 3,021     5,248    3,077    3,077    3,021    4,640
-------------------------------------------------------------------------------------------------------
75.    15      38,270   97,439   38,270   97,439 2,626     6,267    3,077    3,077    2,626    5,374
-------------------------------------------------------------------------------------------------------
80.    20      21,999   77,911   21,999   77,911 2,268     7,509    3,077    3,077    2,268    6,268
-------------------------------------------------------------------------------------------------------
85.    25       9,314   47,167    9,314   47,167 1,931     9,066    3,077    3,077    1,931    7,389
-------------------------------------------------------------------------------------------------------
90.    30           0        0        0        0 1,454    11,874    3,077    3,077    1,454    9,411
-------------------------------------------------------------------------------------------------------

* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) SELECT
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
NON QUALIFIED WITHOUT INCOME EDGE OR QUALIFIED


-------------------------------------------------

     CONTRACT
AGE    YEAR     ACCOUNT VALUE      CASH VALUE
-------------------------------------------------
                 0%       6%       0%       6%
-------------------------------------------------
60       0    $100,000 $100,000 $100,000 $100,000
-------------------------------------------------
61..     1      97,470  103,470   97,470  103,470
-------------------------------------------------
62..     2      94,954  107,010   94,954  107,010
-------------------------------------------------
63..     3      92,502  110,674   92,502  110,674
-------------------------------------------------
64..     4      90,111  114,464   90,111  114,464
-------------------------------------------------
65..     5      87,782  118,386   87,782  118,386
-------------------------------------------------
66..     6      85,511  122,444   85,511  122,444
-------------------------------------------------
67..     7      83,297  126,643   83,297  126,643
-------------------------------------------------
68..     8      81,140  130,987   81,140  130,987
-------------------------------------------------
69..     9      79,037  135,483   79,037  135,483
-------------------------------------------------
70..    10      76,987  140,134   76,987  140,134
-------------------------------------------------
75..    15      67,491  165,926   67,491  165,926
-------------------------------------------------
80..    20      59,137  196,515   59,137  196,515
-------------------------------------------------
85..    25      51,788  232,792   51,788  232,792
-------------------------------------------------
90..    30      45,322  275,815   45,322  275,815
-------------------------------------------------

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) ADV
$100,000 SINGLE CONTRIBUTION, $80,000 COST BASIS AND NO WITHDRAWALS MALE, NON QUALIFIED, ISSUE AGE 60
INCOME EDGE - PAYMENT BEGINS AT AGE 65
FEDERAL INCOME TAX RATE 28%


------------------------------------------------------------------------------------------------------

                                                 WITH INCOME EDGE (APPLICABLE TO NON-QUALIFIED MARKET)

    CONTRACT
AGE   YEAR     ACCOUNT VALUE      CASH VALUE     PRE-TAX PAYMENT    TAX-FREE AMOUNT   AFTER-TAX INCOME
------------------------------------------------------------------------------------------------------
                0%       6%       0%       6%     0%        6%       0%       6%       0%       6%
------------------------------------------------------------------------------------------------------
60.     0    $100,000 $100,000 $100,000 $100,000     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
61.     1      98,420  104,420   98,420  104,420     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
62.     2      96,815  108,985   96,815  108,985     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
63.     3      95,235  113,753   95,235  113,753     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
64.     4      93,681  118,730   93,681  118,730     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
65.     5      88,547  119,362   88,547  119,362 3,603     4,567    3,077    3,077    3,456    4,149
------------------------------------------------------------------------------------------------------
66.     6      83,556  119,813   83,556  119,813 3,542     4,774    3,077    3,077    3,412    4,299
------------------------------------------------------------------------------------------------------
67.     7      78,705  120,067   78,705  120,067 3,482     4,992    3,077    3,077    3,368    4,456
------------------------------------------------------------------------------------------------------
68.     8      73,989  120,103   73,989  120,103 3,422     5,220    3,077    3,077    3,325    4,620
------------------------------------------------------------------------------------------------------
69.     9      69,407  119,903   69,407  119,903 3,363     5,459    3,077    3,077    3,283    4,792
------------------------------------------------------------------------------------------------------
70.    10      64,955  119,443   64,955  119,443 3,305     5,710    3,077    3,077    3,241    4,972
------------------------------------------------------------------------------------------------------
75.    15      44,559  112,367   44,559  112,367 3,025     7,157    3,077    3,077    3,025    6,015
------------------------------------------------------------------------------------------------------
80.    20      27,042   94,441   27,042   94,441 2,757     9,011    3,077    3,077    2,757    7,349
------------------------------------------------------------------------------------------------------
85.    25      12,157   60,290   12,157   60,290 2,489    11,460    3,077    3,077    2,489    9,113
------------------------------------------------------------------------------------------------------
90.    30           0        0        0        0 2,071    16,212    3,077    3,077    2,071   12,534
------------------------------------------------------------------------------------------------------

* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
NON QUALIFIED WITHOUT INCOME EDGE OR QUALIFIED


------------------------------------------------

    CONTRACT
AGE   YEAR     ACCOUNT VALUE      CASH VALUE
------------------------------------------------
                0%       6%       0%       6%
------------------------------------------------
60.     0    $100,000 $100,000 $100,000 $100,000
------------------------------------------------
61.     1      98,420  104,420   98,420  104,420
------------------------------------------------
62.     2      96,815  108,985   96,815  108,985
------------------------------------------------
63.     3      95,235  113,753   95,235  113,753
------------------------------------------------
64.     4      93,681  118,730   93,681  118,730
------------------------------------------------
65.     5      92,150  123,928   92,150  123,928
------------------------------------------------
66.     6      90,644  129,356   90,644  129,356
------------------------------------------------
67.     7      89,162  135,023   89,162  135,023
------------------------------------------------
68.     8      87,703  140,941   87,703  140,941
------------------------------------------------
69.     9      86,268  147,121   86,268  147,121
------------------------------------------------
70.    10      84,855  153,574   84,855  153,574
------------------------------------------------
75.    15      78,118  190,376   78,118  190,376
------------------------------------------------
80.    20      71,896  236,064   71,896  236,064
------------------------------------------------
85.    25      66,151  292,781   66,151  292,781
------------------------------------------------
90.    30      60,845  363,191   60,845  363,191
------------------------------------------------

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

Appendix VI: Income Edge scheduled payment amount expressed as a Percentage of Account Value

--------------------------------------------------------------------------------

(NOT APPLICABLE TO INCOME EDGE EARLY RETIREMENT OPTION OR INCOME EDGE BENEFICIARY ADVANTAGE.)

Table B-1 below sets forth the maximum Payment Period available for select ages under either a Single or Joint Election at the time that Income Edge is elected. The Age column is used only for determining the length of the Payment Period available under Income Edge; these are not annuity factors.

Table B-2 below is provided for your convenience and expresses a given Annual Payout Period's Income Edge scheduled payment amounts as a (rounded) percentage of the contract's account value at that time. The Income Edge Payment Amount percentages are derived from the same payment method discussed earlier in this Prospectus in "Income Edge" in the "Accessing your money" section. The percentage is determined by dividing 1 by the number of remaining Annual Payout Periods.

FOR EXAMPLE:

   ELECTION OF INCOME EDGE. A contract owner is age 80 and chooses the Single Election method when the contract's account value equals $180,000. Table B-1 below provides a maximum Payment Period of 15 years and the contract owner elects to receive Income Edge scheduled payments over that maximum period.

   FIRST INCOME EDGE ANNUAL PAYOUT PERIOD. The payment amount for the first Annual Payout Period is equal to the account value at the time that you elect Income Edge ($180,000) divided by the number of remaining Annual Payout Periods (15), or $12,000.

   Referring to Table B-2 below, the Income Edge scheduled payment amount for the first Annual Payout Period can be expressed as a percentage of the account value. As discussed above, the percentages in Table B-2 were determined by dividing 1 by the remaining Annual Payout Periods. In this example, dividing 1 by the remaining Annual Payout Periods (15) yields 6.7%. Thus, the contract owner can expect to receive approximately 6.7% of the Contract's account value as an Income Edge scheduled payment ($180,000 multiplied by 6.7%, or $12,000) for the first Annual Payout Period.

   SECOND INCOME EDGE ANNUAL PAYOUT PERIOD. Assume the investment performance following the first Annual Payout Period is positive and that the Contract's account value on the day before the second Annual Payout Period begins is $172,000. The $180,000 account value on the day before the first Income Edge Anniversary Date minus the first Annual Payout Period payment amount of $12,000 reduces the account value to $168,000. During the following year assume the investments underlying the Contract gain $6,000 resulting in a value of $172,000 on the day before the second Annual Payout Period begins. The scheduled payment amount for the second Annual Payout Period will be equal to $172,000 divided by the remaining Annual Payout Periods (14), or $12,286. This amount can be expressed as a percentage of the account value by dividing 1 by 14, yielding 7.1%.

We have the right, upon advance notice to you, to change at any time after the Contract Date and before election of Income Edge the Maximum Payment Period used in the table below for calculating Income Edge scheduled payment amounts.

                    TABLE B-1                          TABLE B-2
-------------------------------------------------------------------------------
              MAXIMUM PAYMENT PERIOD               PAYMENT PERCENTAGE
-------------------------------------------------------------------------------
Age at    Single Election Joint Election       Number of        Payment Amount
time of       To Age          To Age          (Remaining)      as a Percentage
Election        95             100       Annual Payout Periods of Account Value
-------------------------------------------------------------------------------
  60            35              40                40                 2.5%
-------------------------------------------------------------------------------
  61            34              39                39                 2.6%
-------------------------------------------------------------------------------
  62            33              38                38                 2.6%
-------------------------------------------------------------------------------
  63            32              37                37                 2.7%
-------------------------------------------------------------------------------
  64            31              36                36                 2.8%
-------------------------------------------------------------------------------
  65            30              35                35                 2.9%
-------------------------------------------------------------------------------
  66            29              34                34                 2.9%
-------------------------------------------------------------------------------
  67            28              33                33                 3.0%
-------------------------------------------------------------------------------
  68            27              32                32                 3.1%
-------------------------------------------------------------------------------
  69            26              31                31                 3.2%
-------------------------------------------------------------------------------

                                     VI-1

APPENDIX VI: INCOME EDGE SCHEDULED PAYMENT AMOUNT EXPRESSED AS A PERCENTAGE OF
                                 ACCOUNT VALUE

                    TABLE B-1                          TABLE B-2
-------------------------------------------------------------------------------
              MAXIMUM PAYMENT PERIOD               PAYMENT PERCENTAGE
-------------------------------------------------------------------------------
Age at    Single Election Joint Election       Number of        Payment Amount
time of       To Age          To Age          (Remaining)      as a Percentage
Election        95             100       Annual Payout Periods of Account Value
-------------------------------------------------------------------------------
  70            25              30                30                  3.3%
-------------------------------------------------------------------------------
  71            24              29                29                  3.4%
-------------------------------------------------------------------------------
  72            23              28                28                  3.6%
-------------------------------------------------------------------------------
  73            22              27                27                  3.7%
-------------------------------------------------------------------------------
  74            21              26                26                  3.8%
-------------------------------------------------------------------------------
  75            20              25                25                  4.0%
-------------------------------------------------------------------------------
  76            19              24                24                  4.2%
-------------------------------------------------------------------------------
  77            18              23                23                  4.3%
-------------------------------------------------------------------------------
  78            17              22                22                  4.5%
-------------------------------------------------------------------------------
  79            16              21                21                  4.8%
-------------------------------------------------------------------------------
  80            15              20                20                  5.0%
-------------------------------------------------------------------------------
  81            14              19                19                  5.3%
-------------------------------------------------------------------------------
  82            13              18                18                  5.6%
-------------------------------------------------------------------------------
  83            12              17                17                  5.9%
-------------------------------------------------------------------------------
  84            11              16                16                  6.3%
-------------------------------------------------------------------------------
  85            10              15                15                  6.7%
-------------------------------------------------------------------------------
  86             9              14                14                  7.1%
-------------------------------------------------------------------------------
  87             8              13                13                  7.7%
-------------------------------------------------------------------------------
  88             7              12                12                  8.3%
-------------------------------------------------------------------------------
  89             6              11                11                  9.1%
-------------------------------------------------------------------------------
  90             5              10                10                 10.0%
-------------------------------------------------------------------------------
  91             4               9                 9                 11.1%
-------------------------------------------------------------------------------
  92             3               8                 8                 12.5%
-------------------------------------------------------------------------------
  93             2               7                 7                 14.3%
-------------------------------------------------------------------------------
  94             1               6                 6                 16.7%
-------------------------------------------------------------------------------
  95                             5                 5                 20.0%
-------------------------------------------------------------------------------
  96                             4                 4                 25.0%
-------------------------------------------------------------------------------
  97                             3                 3                 33.3%
-------------------------------------------------------------------------------
  98                             2                 2                 50.0%
-------------------------------------------------------------------------------
  99                             1                 1                100.0%
-------------------------------------------------------------------------------

                                     VI-2

APPENDIX VI: INCOME EDGE SCHEDULED PAYMENT AMOUNT EXPRESSED AS A PERCENTAGE OF
                                 ACCOUNT VALUE

Appendix VII: Protected premium death benefit example

--------------------------------------------------------------------------------

The Protected premium death benefit (PPDB) under the contract is equal to the greater of (a) your Protected premium death benefit base on the date of death and (b) your account value on the date of claim. The Protected premium death benefit base is not an account value or cash value. It is equal to:

  . your initial contribution and any subsequent contributions to your contract, less

  . a deduction that reflects any withdrawals you make (including any applicable withdrawal charges).

The date of claim is the date on which we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, and any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

For purposes of calculating your PPDB, any accrued but unpaid Breakpoint Credit amount will be added to your account value and any accrued but unpaid PPDB charge will be deducted from your account value.

Please see "Protected premium death benefit" under "Contract features and benefits" earlier in this Prospectus for more detailed information.

PPDB CHARGE. We deduct the charge for the PPDB annually on each contract date anniversary for which the benefit is in effect. This charge is calculated daily as a percentage of your Net Amount at Risk (NAR) and varies according to your age as of your most recent contract date anniversary. On each day of your contract, your NAR is equal to (A) minus (B), where:

(A) equals your Protected premium death benefit base; and (B) equals your account value on that day. If (A) is less than or equal to (B), then your NAR for that day equals zero.

There will be no accrued charge for the PPDB for any day on which your NAR is less than or equal to zero. For more information about the PPDB charge, see "Protected premium death benefit charge" in the "Charges and expenses" section earlier in this Prospectus.

EXAMPLES OF HOW WE CALCULATE THE PPDB CHARGE AMOUNT. Assume Jane is 66, elects the PPDB, makes an initial contribution to her contract of $400,000, and makes no additional contributions or withdrawals through the first year of her contract. In her first contract year, the applicable PPDB charge for Jane is 1.2% of her NAR on an annual basis, or 0.00328767% daily. The specific PPDB charge amount will depend on her daily NAR, as illustrated in the following scenarios:

SCENARIO 1: On every day of the year until her first contract date anniversary, Jane's account value was greater than or equal to $400,000.

CHARGE CALCULATION: Because Jane's account value was greater than or equal to her total contributions on every day of the year, her NAR for each of those days was also zero. Therefore, the amount of the PPDB charge for the year is $0.

SCENARIO 2: On every day of the year until her first contract date anniversary, Jane's account value was greater than or equal to $400,000, except for March 16 ($390,000), March 17 ($380,000), March 18 ($390,000), September 14 ($370,000)
and September 15 ($390,000).

CHARGE CALCULATION: For each of the 360 days on which Jane's account value was greater than or equal to her total contributions, her NAR was zero. Therefore, the amount of the PPDB charge for each of those days is $0. For the five days on which her account value was less than her total contributions, her NAR and the associated PPDB charge are shown in the table below:

----------------------------------------------------------------------------------------------------------------
DAY                                                          ACCOUNT VALUE   NAR            PPDB CHARGE
----------------------------------------------------------------------------------------------------------------
March 16                                                       $390,000    $10,000 $0.33 ($10,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
March 17                                                       $380,000    $20,000 $0.66 ($20,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
March 18                                                       $390,000    $10,000 $0.33 ($10,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
September 14                                                   $370,000    $30,000 $0.99 ($30,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
September 15                                                   $390,000    $10,000 $0.33 ($10,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $2.64
----------------------------------------------------------------------------------------------------------------

The total annual PPDB charge of $2.64 will be deducted from Jane's account on her contract date anniversary. If she decided to drop the PPDB on June 30, the cumulative charge of $1.32 would be deducted on the immediately following business day.

                                     VII-1

             APPENDIX VII: PROTECTED PREMIUM DEATH BENEFIT EXAMPLE

Appendix VIII: Exchange program

--------------------------------------------------------------------------------

We offer an exchange program under which a Prior Contract may be exchanged for an Investment Edge(R) Select contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes.

The chart contained in this Appendix provides a summary comparison of some of the important features of Prior Contracts and the Investment Edge(R) Select contract. You should not rely solely on the information contained in the charts in examining the differences between your existing contract and the Investment Edge(R) Select contract. There may be other differences important for you to consider prior to exchanging to an Investment Edge(R) Select contract. You should read the Prospectus and other information related to your existing contract prior to exchanging to an Investment Edge(R) Select contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Investment Edge(R) Select contract. Under this exchange program, among other conditions, the Prior Contract cannot have outstanding withdrawal charges. The account value attributable to your existing contract would not be subject to any withdrawal charge under an Investment Edge(R) Select contract, but would be subject to all other charges and fees under an Investment Edge(R) Select contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Investment Edge(R) Select contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law. If you are considering exchanging your Prior Contract for an Investment Edge(R) Select contract, please contact your financial professional, who will be able to explain the benefits and features of this contract and provide you with the proper forms and application necessary to complete the transaction.

                                    VIII-1

                        APPENDIX VIII: EXCHANGE PROGRAM

                       STRUCTURED CAPITAL STRATEGIES(R)

-------------------------------------------------------------------------------------------------------------
        PRIOR CONTRACTS                                 NEW CONTRACT
-------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL                    INVESTMENT EDGE
 STRATEGIES(R) SERIES B, C AND         SELECT
 ADV/(10)/
-------------------------------------------------------------------------------------------------------------
Annual                      None       If your account value on
Contract Fee:                          a contract date
                                       anniversary is less than
                                       $50,000/1/.                                                $50

                                       If your account value on
                                       a contract date
                                       anniversary is $50,000 or
                                       more/1/.                                                   $0
-------------------------------------------------------------------------------------------------------------
                       0.65%-1.65%/2/                       1.25%
Total Separate Account
Annual
Expenses:
-------------------------------------------------------------------------------------------------------------
Fund                        None                                 Current: 0.00%
Facilitation                                                     Maximum: 0.70%
Fee/8/
-------------------------------------------------------------------------------------------------------------
Death Benefit:          The death
                        benefit is
                        equal to the
                        return of      The standard death benefit is equal to your
                        your account   account value as of the date we receive
                        value as of    satisfactory proof of the own-er's or older
                        the date we    joint owner's, if applicable, death, any
                        receive        required instructions for the method of
                        satisfactory   payment, and all information and forms
                        proof of       necessary to effect payment.
                        death and all
                        information    At issue you can also elect the Protected
                        and forms      premium death benefit, which is equal to the
                        necessary to   greater of your account value or total
                        effect         contributions to your contract, adjusted
                        payment.       pro-rata for any withdrawals you have made.
-------------------------------------------------------------------------------------------------------------
Protected                              Calculated daily as a percentage of your Net
premium Death                          Amount at Risk./6/ Deducted annually on each
Benefit                                contract date anniversary for which the benefit
Charge/6/:                             is in effect/7/.

                                       -----------------------------------------------------------------------


                                         AGE/(9)/     CURRENT ANNUAL CHARGE MAXIMUM ANNUAL CHARGE  AGE/(9)/
                       Not Applicable  -----------------------------------------------------------------------
                                       (less or =)65  0.6%                  1.2%                  89
                                       -----------------------------------------------------------------------
                                           66-70      1.2%                  2.4%                  90
                                       -----------------------------------------------------------------------
                                           71-75      1.8%                  3.6%                  91
                                       -----------------------------------------------------------------------
                                           76-80      3.6%                  7.2%                  92
                                       -----------------------------------------------------------------------
                                           81-85      7.2%                  14.4%                 93
                                       -----------------------------------------------------------------------
                                            86        9.0%                  18.0%                 94
                                       -----------------------------------------------------------------------
                                            87        10.0%                 20.0%                 95
                                       -----------------------------------------------------------------------
                                            88        11.0%                 22.0%
------------------------               -----------------------------------------------------------------------
Choice Cost/3/            up to 5%                              No
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
        PRIOR CONTRACTS
----------------------------------------------------------------------
 STRUCTURED CAPITAL
 STRATEGIES(R) SERIES B, C AND
 ADV/(10)/
----------------------------------------------------------------------
Annual                      None
Contract Fee:







----------------------------------------------------------------------
                       0.65%-1.65%/2/
Total Separate Account
Annual
Expenses:
----------------------------------------------------------------------
Fund                        None
Facilitation
Fee/8/
----------------------------------------------------------------------
Death Benefit:          The death
                        benefit is
                        equal to the
                        return of
                        your account
                        value as of
                        the date we
                        receive
                        satisfactory
                        proof of
                        death and all
                        information
                        and forms
                        necessary to
                        effect
                        payment.
----------------------------------------------------------------------
Protected
premium Death
Benefit
Charge/6/:

                                       ------------------------------
                                                             MAXIMUM
                                                             ANNUAL
                                       CURRENT ANNUAL CHARGE CHARGE
                       Not Applicable  ------------------------------
                                       12.0%                 24.0%
                                       ------------------------------
                                       13.5%                 27.0%
                                       ------------------------------
                                       14.5%                 29.0%
                                       ------------------------------
                                       16.0%                 32.0%
                                       ------------------------------
                                       17.0%                 34.0%
                                       ------------------------------
                                       18.5%                 37.0%
                                       ------------------------------
                                       20.0%                 40.0%
                                       ------------------------------

------------------------               ------------------------------
Choice Cost/3/            up to 5%
----------------------------------------------------------------------

                                    VIII-2

                        APPENDIX VIII: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B, C AND     INVESTMENT EDGE SELECT
 ADV/(10)/
-----------------------------------------------------------------------------------------------------------------------------------
Loan Features (if                    No                                  No
your employer's plan
permits):
-----------------------------------------------------------------------------------------------------------------------------------
Variable Investment                  3                                  124
Options/4/:                       Class IB                        Various Classes
-----------------------------------------------------------------------------------------------------------------------------------
Structured Investment             Up to 28                               No
Options/4,5/:
-----------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted     .   Full or partial          .   Full or partial exchange, rollover
Subsequent                   exchange, rollover or        or direct transfer from a Structured
Contributions:               direct transfer from         Capital Strategies(R) contract. The
                             another annuity              source of the contribution must be
                             contract or other            for the entire account value
                             eligible investment          invested in the variable investment
                                                          options at the time of the
                                                          transaction.
                                                      .   Account value invested in a segment
                                                          is not an eligible source of
                                                          contribution.
-----------------------------------------------------------------------------------------------------------------------------------

/1./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the fee for that year.

/2./ On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging accounts) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. For more information, please refer to your Structured Capital Strategies(R) Prospectus.

/3./ Choice cost is a charge, which is only applicable if a contract owner elects to invest in Choice Segments under a Structured Capital Strategies(R) contract. For more information on Choice costs, please refer to Structured Capital Strategies(R) Prospectus.

/4./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

/5./ Contract owners have the ability to invest in various types of structured investment options that permit you to invest in one or more segments referred to as "Standard Segments" or "Choice Segments", each of which provides performance tied to the performance of a securities or commodities indexed for a set period of time. As discussed above in footnote 5, amounts invested in Choice Segments are subject to a "Choice cost" charge. For more information on structured investment options and Choice costs, please refer to your Structured Capital Strategies(R) Prospectus.

/6./ On each day of your contract, your Net Amount at Risk (NAR) is equal to
     (A) minus (B), where (A) equals your Protected premium death benefit base; and (B) equals your account value on that day. Your NAR can never be less than zero.

/7./ If on any date other than the contract date anniversary your contract is surrendered or annuitized, an Income Edge payment program is elected and becomes effective, a death benefit is paid, or the Protected Premium death benefit is otherwise terminated, we will deduct the cumulative accrued charge for that year from your account value.

/8./ This fee DOES NOT APPLY to any variable investment options that we currently offer.

/9./ Age at issue, and subsequently, as of your most recent contract date anniversary. For jointly owned contracts, the charge is based on the age of the older joint owner. The daily charge percentage increases automatically on each contract date anniversary following the date on which you reach the next age bracket shown in the table.

/10./Your contract must be in force for at least four years for you to be eligible to exchange to an Investment Edge(R) Select contract.

                                    VIII-3

                        APPENDIX VIII: EXCHANGE PROGRAM

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Unit Values                                                   2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Financial Statements                                          2

HOW TO OBTAIN AN INVESTMENT EDGE(R) 15.0 STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me an Investment Edge(R) 15.0 SAI for SEPARATE ACCOUNT
NO. 70 dated May 1, 2018.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                        Investment Edge(R) 15.0
                                                                        #489203

Investment Edge(R) 15.0

A variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2018



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Investment Edge(R) 15.0 Prospectus, dated May 1, 2018. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

      TABLE OF CONTENTS

      Who is AXA Equitable?                                            2

      Unit Values                                                      2

      Custodian and Independent Registered Public Accounting
        Firm                                                           2

      Distribution of the Contracts                                    2

      Financial statements                                             2

      Condensed Financial Information                         Appendix I




             Copyright 2018 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                          Investment Edge 15.0
                                                                       #489203

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for Investment Edge(R) 15.0.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily operations charge, administrative charge and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.25%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015 as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2017, $0 in 2016 and $0 in 2015. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $521,468,953 in 2017, $542,160,541 in 2016 and $560,399,960 in 2015. Of these amounts, AXA Advisors retained $267,653,575, $281,641,950 and $285,764,982, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2017.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.10%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017.



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2017       2016      2015
------------------------------------------------------------------------
1290 VT CONVERTIBLE SECURITIES
------------------------------------------------------------------------
   Unit value                            $11.21     $ 9.92     $9.31
------------------------------------------------------------------------
   Number of units outstanding (000's)       40         18         8
------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------
   Unit value                            $10.45     $10.17     $9.80
------------------------------------------------------------------------
   Number of units outstanding (000's)      583        137        26
------------------------------------------------------------------------
1290 VT ENERGY
------------------------------------------------------------------------
   Unit value                            $ 8.32     $ 8.58     $7.04
------------------------------------------------------------------------
   Number of units outstanding (000's)      163        140        19
------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------
   Unit value                            $12.40     $10.83     $9.69
------------------------------------------------------------------------
   Number of units outstanding (000's)       97         52        15
------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------
   Unit value                            $11.02     $10.49     $9.85
------------------------------------------------------------------------
   Number of units outstanding (000's)      189        101        43
------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                            $12.78     $11.13     $9.13
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,460        783       210
------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------
   Unit value                            $10.80     $10.26     $9.28
------------------------------------------------------------------------
   Number of units outstanding (000's)       61         28        10
------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                            $11.82     $10.09     $9.39
------------------------------------------------------------------------
   Number of units outstanding (000's)       53         32        14
------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
------------------------------------------------------------------------
   Unit value                            $10.10     $ 9.11     $7.11
------------------------------------------------------------------------
   Number of units outstanding (000's)       84         51         7
------------------------------------------------------------------------
1290 VT REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $10.58     $ 9.70     $9.37
------------------------------------------------------------------------
   Number of units outstanding (000's)       63         48         5
------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------
   Unit value                            $12.16     $10.10     $9.65
------------------------------------------------------------------------
   Number of units outstanding (000's)       35         18        10
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDING DECEMBER 31
                                                                         -------------------------------
                                                                          2017       2016       2015
--------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.48     $10.48     $ 9.64
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      137        111         58
--------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.54     $ 9.66     $ 8.94
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      268        208         90
--------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.42     $ 9.21     $ 9.40
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       42         34          1
--------------------------------------------------------------------------------------------------------
AB VPS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.74     $10.87     $ 9.89
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      186        123         27
--------------------------------------------------------------------------------------------------------
AB VPS REAL ESTATE INVESTMENT
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $11.27     $10.71     $10.08
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      232        130         18
--------------------------------------------------------------------------------------------------------
AB VPS SMALL/MID CAP VALUE
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.50     $11.20     $ 9.07
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      155        101         29
--------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.88         --         --
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      201         --         --
--------------------------------------------------------------------------------------------------------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.33     $ 9.98     $ 9.35
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      161         86         26
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.09     $ 9.84     $ 9.53
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      259        121         23
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.83     $11.64     $ 9.59
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    1,216        633        136
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.03     $10.49     $ 9.72
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    1,881        929        159
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.37     $ 9.54     $ 9.61
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      261        169         40
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $11.49     $ 9.24     $ 9.18
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                       75         47         34
--------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                                             FOR THE YEAR ENDING DECEMBER 31
                                                                             -------------------------------
                                                                              2017       2016       2015
------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.78     $10.59     $ 9.62
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          496        156         41
------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $10.86     $ 8.81     $ 8.80
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          191         94         33
------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $11.93     $ 9.35     $ 9.00
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          435        228         65
------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $11.85     $10.06     $ 9.35
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          287        128          5
------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $10.95     $ 9.97     $ 9.57
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                        1,490        963        220
------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $11.41     $10.04     $ 9.46
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          916        416        150
------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $10.90     $ 9.76     $ 9.51
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          440        324         94
------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $ 9.70     $ 9.79     $ 9.88
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           84         68         14
------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $12.39     $10.21     $ 9.17
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          272        137         37
------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $10.68     $ 8.44     $ 8.92
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          226         94         25
------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $14.43     $10.84     $10.26
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                          544        224         15
------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $11.30     $ 9.42     $ 9.05
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                           42         20          2
------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
------------------------------------------------------------------------------------------------------------
   Unit value                                                                $10.78     $ 9.58     $ 9.33
------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                        1,039        711        232
------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31
                                                        -------------------------------
                                                         2017       2016      2015
---------------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
---------------------------------------------------------------------------------------
   Unit value                                           $11.71     $ 9.48     $9.27
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      52         60        23
---------------------------------------------------------------------------------------
CHARTER/SM/ AGGRESSIVE GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $11.07     $ 9.58     $8.93
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     155        112        24
---------------------------------------------------------------------------------------
CHARTER/SM/ CONSERVATIVE
---------------------------------------------------------------------------------------
   Unit value                                           $10.59     $ 9.91     $9.48
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     769        607       228
---------------------------------------------------------------------------------------
CHARTER/SM/ GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $10.98     $ 9.67     $9.09
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     204        148        49
---------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
---------------------------------------------------------------------------------------
   Unit value                                           $10.78     $ 9.83     $9.35
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     664        399        94
---------------------------------------------------------------------------------------
CHARTER/SM /MODERATE GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $10.92     $ 9.79     $9.27
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     575        367       128
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
---------------------------------------------------------------------------------------
   Unit value                                           $11.91     $ 9.69     $8.96
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      38         15         3
---------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
---------------------------------------------------------------------------------------
   Unit value                                           $11.55     $10.49     $8.47
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      38         23         4
---------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                           $10.59     $ 9.23     $9.25
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     572        446       136
---------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                           $12.64     $10.74     $9.46
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     338        193        30
---------------------------------------------------------------------------------------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $10.19     $ 9.82     $9.62
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     615        338       100
---------------------------------------------------------------------------------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $12.26     $ 8.84     $7.86
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     117         16         6
---------------------------------------------------------------------------------------
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $10.00     $ 9.92     $9.87
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     329        207        49
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31
                                          -------------------------------
                                           2017       2016       2015
-------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
-------------------------------------------------------------------------
   Unit value                             $10.58     $10.34     $ 9.60
-------------------------------------------------------------------------
   Number of units outstanding (000's)       660        298        121
-------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------
   Unit value                             $11.11     $10.39     $ 8.90
-------------------------------------------------------------------------
   Number of units outstanding (000's)       691        409        118
-------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------
   Unit value                             $12.65     $10.62     $ 9.61
-------------------------------------------------------------------------
   Number of units outstanding (000's)       304         87         21
-------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------
   Unit value                             $ 9.91     $ 9.87     $ 9.85
-------------------------------------------------------------------------
   Number of units outstanding (000's)       582        229         24
-------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
-------------------------------------------------------------------------
   Unit value                             $10.63     $ 8.02     $ 7.39
-------------------------------------------------------------------------
   Number of units outstanding (000's)        70         32          6
-------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------
   Unit value                             $12.82     $10.71     $ 9.74
-------------------------------------------------------------------------
   Number of units outstanding (000's)     2,176      1,140        288
-------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-------------------------------------------------------------------------
   Unit value                             $ 9.74     $ 9.82     $ 9.88
-------------------------------------------------------------------------
   Number of units outstanding (000's)       251        208         27
-------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-------------------------------------------------------------------------
   Unit value                             $10.90     $ 8.94     $ 8.85
-------------------------------------------------------------------------
   Number of units outstanding (000's)       483        255         59
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------
   Unit value                             $13.28     $10.39     $ 9.88
-------------------------------------------------------------------------
   Number of units outstanding (000's)       565        232         42
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------
   Unit value                             $12.11     $10.84     $ 9.41
-------------------------------------------------------------------------
   Number of units outstanding (000's)       264        114         20
-------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------
   Unit value                             $12.03     $ 9.21     $ 9.13
-------------------------------------------------------------------------
   Number of units outstanding (000's)       282        121         33
-------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------
   Unit value                             $12.47     $10.92     $ 9.20
-------------------------------------------------------------------------
   Number of units outstanding (000's)       671        350        106
-------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------
   Unit value                             $ 9.75     $ 9.82     $ 9.93
-------------------------------------------------------------------------
   Number of units outstanding (000's)     1,749      1,556      1,053
-------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



---------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31
                                                              -------------------------------
                                                               2017       2016       2015
---------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.47     $ 9.30     $ 9.40
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           319        180         70
---------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.58     $10.39     $ 9.53
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           348        103         15
---------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.06     $ 9.98     $ 9.89
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           313        199         44
---------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.27     $10.88     $ 9.13
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           474        234         73
---------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------
   Unit value                                                 $13.43     $10.18     $10.16
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,147        553        145
---------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.11     $10.54     $ 9.31
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           539        371        111
---------------------------------------------------------------------------------------------
FEDERATED KAUFMAN FUND II
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.46     $ 9.85     $ 9.63
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           253        130         52
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.29     $10.22     $ 9.59
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           730        372        126
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.28     $10.30     $ 9.31
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           565        304        112
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.76     $10.11     $ 9.47
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,152        529        123
---------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.67     $10.18     $ 9.42
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            39         17          4
---------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.13     $10.80     $ 9.78
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           457        197         45
---------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.06     $ 9.99     $ 8.92
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            85         60         11
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31
                                                     -------------------------------
                                                      2017       2016       2015
------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.97     $10.11     $ 8.97
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  693        445        152
------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.10     $10.36     $ 9.02
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   93         38         12
------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.90     $10.82     $ 9.42
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  495        226         47
------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 8.41     $ 7.82     $ 9.28
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  112         75         24
------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.76     $ 9.78     $ 9.42
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  177        105         47
------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.71     $ 9.90     $10.11
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  357        299        132
------------------------------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.91     $10.04     $ 9.11
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  361        268         32
------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 9.37     $ 8.20     $ 9.39
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  166        121         61
------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.49     $ 9.41     $ 9.34
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  327        233         70
------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.63     $10.13     $ 9.24
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  355        197         48
------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.67     $ 8.79     $ 8.95
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  427        253         68
------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.10     $ 9.87     $ 8.92
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  145        105         21
------------------------------------------------------------------------------------
IVY VIP ASSET STRATEGY
------------------------------------------------------------------------------------
   Unit value                                        $ 9.89     $ 8.46     $ 8.77
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  165        107         70
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31
                                                      -------------------------------
                                                       2017       2016       2015
-------------------------------------------------------------------------------------
IVY VIP ENERGY
-------------------------------------------------------------------------------------
   Unit value                                         $ 8.04     $ 9.31     $ 6.99
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   278        203         75
-------------------------------------------------------------------------------------
IVY VIP MICRO CAP GROWTH
-------------------------------------------------------------------------------------
   Unit value                                         $10.73     $ 9.97     $ 8.90
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   123         60         20
-------------------------------------------------------------------------------------
IVY VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------
   Unit value                                         $11.87     $ 9.08     $ 9.04
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   372        265        119
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT BALANCED PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.72     $10.03     $ 9.72
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,273        730        248
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $10.10     $ 9.88     $ 9.78
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   936        628        168
-------------------------------------------------------------------------------------
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $12.58     $11.02     $10.15
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   316        237         45
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.69     $10.11     $ 9.66
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   125         76         22
-------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.39     $10.31     $ 9.82
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    50         15         --
-------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.34     $ 8.97     $ 7.51
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   489        268         77
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $11.26     $10.43     $ 9.40
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,390        718        269
-------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------
   Unit value                                         $12.37     $ 9.86     $ 9.60
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 1,677        917        244
-------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $12.64     $10.39     $ 9.70
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    96         43         31
-------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
-------------------------------------------------------------------------------------
   Unit value                                         $12.63     $10.37     $ 9.67
-------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    68         35          8
-------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31
                                                                -------------------------------
                                                                 2017       2016       2015
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.17     $ 8.98     $ 8.16
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             309        190         71
-----------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
-----------------------------------------------------------------------------------------------
   Unit value                                                   $12.60     $10.86     $ 9.65
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,065        519         95
-----------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------
   Unit value                                                   $14.85     $10.79     $10.02
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             275        126         33
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.28     $ 9.00     $ 9.27
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              45         31         14
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.51     $ 9.02     $ 9.18
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              54         34          9
-----------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 8.46     $ 8.39     $ 7.38
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              84         48         12
-----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.24     $10.35     $ 9.24
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             137         55         12
-----------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.59     $ 9.86     $ 9.59
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             125         45          9
-----------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.72     $ 9.50     $ 9.25
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              11          8         --
-----------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.31     $ 9.95     $ 9.81
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,247        633         87
-----------------------------------------------------------------------------------------------
PUTNAM VT ABSOLUTE RETURN 500 FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.30     $ 9.73     $ 9.77
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              90         60         17
-----------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.66     $10.06     $ 9.65
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             144         65         69
-----------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.78     $10.32     $ 9.78
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             201        149         94
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2017. (CONTINUED)



------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDING DECEMBER 31
                                                     -------------------------------
                                                      2017       2016      2015
------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
------------------------------------------------------------------------------------
   Unit value                                        $12.85     $10.53     $9.67
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   28          5        --
------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------
   Unit value                                        $10.14     $ 9.01     $9.15
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   42         34         1
------------------------------------------------------------------------------------
SEI VP BALANCED STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.71     $ 9.73     $9.21
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   98        103        21
------------------------------------------------------------------------------------
SEI VP CONSERVATIVE STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.32     $ 9.95     $9.70
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   56        101         6
------------------------------------------------------------------------------------
SEI VP MARKET GROWTH STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.92     $ 9.71     $9.14
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  153        112        38
------------------------------------------------------------------------------------
SEI VP MARKET PLUS STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $11.32     $ 9.67     $9.04
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   33         32         4
------------------------------------------------------------------------------------
SEI VP MODERATE STRATEGY FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.66     $ 9.98     $9.52
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  278        525       142
------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                        $12.27     $10.72     $9.12
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  254        108        19
------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
------------------------------------------------------------------------------------
   Unit value                                        $10.99     $ 8.73     $9.88
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  971        648       261
------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 9.57     $ 9.50     $9.33
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                1,003        570       196
------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------
   Unit value                                        $ 8.20     $ 8.46     $5.97
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  154         89        16
------------------------------------------------------------------------------------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
------------------------------------------------------------------------------------
   Unit value                                        $10.07     $ 9.07     $8.62
------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   35         26         8
------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-5
   Statements of Operations for the Year Ended December 31, 2017......  FSA-71
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016....................................... FSA-105
   Notes to Financial Statements...................................... FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm                    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #498518

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account No. 70 of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA CONSERVATIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA GLOBAL EQUITY MANAGED
 1290 VT DOUBLELINE OPPORTUNISTIC       VOLATILITY/(1)/
 BOND/(1)/                              AXA GROWTH STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA INTERNATIONAL CORE MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA INTERNATIONAL MANAGED
 ACQUISITIONS/(1)/                      VOLATILITY/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ AXA INTERNATIONAL VALUE MANAGED
 1290 VT HIGH YIELD BOND/(1)/           VOLATILITY/(1)/
 1290 VT LOW VOLATILITY GLOBAL          AXA LARGE CAP CORE MANAGED
 EQUITY/(1)/                            VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          AXA LARGE CAP VALUE MANAGED
 1290 VT SOCIALLY RESPONSIBLE/(1)/      VOLATILITY/(1)/
 7TWELVETM BALANCED PORTFOLIO/(1)/      AXA MID CAP VALUE MANAGED
 AB VPS BALANCED WEALTH STRATEGY        VOLATILITY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE ALLOCATION/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE GROWTH STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE-PLUS ALLOCATION/(1)/
 AB VPS GROWTH AND INCOME               AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 FUND/(1)/                              AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LEGG MASON STRATEGIC
 ASSET ALLOCATION FUND/SM(1)/           ALLOCATION/(2)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/LOOMIS SAYLES GROWTH/(1)/
 BOND FUND/SM(1)/                       AXA/MUTUAL LARGE CAP EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/TEMPLETON GLOBAL EQUITY MANAGED
 AMERICAN FUNDS INSURANCE SERIES(R)     VOLATILITY/(1)/
 GLOBAL SMALL CAPITALIZATION            BLACKROCK GLOBAL ALLOCATION V.I.
 FUND/SM(1)/                            FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 GROWTH-INCOME FUND/SM(1)/              FUND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ CONSERVATIVE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MODERATE/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ SMALL CAP GROWTH/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP VALUE/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       CLEARBRIDGE VARIABLE AGGRESSIVE
 AXA 400 MANAGED VOLATILITY/(1)/        GROWTH PORTFOLIO/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        CLEARBRIDGE VARIABLE APPRECIATION
 AXA AGGRESSIVE ALLOCATION/(1)/         PORTFOLIO/(1)/
 AXA AGGRESSIVE STRATEGY/(1)/
 AXA BALANCED STRATEGY/(1)/

                                     FSA-2

 CLEARBRIDGE VARIABLE DIVIDEND          INVESCO V.I. GLOBAL REAL ESTATE
 STRATEGY PORTFOLIO/(1)/                FUND/(1)/
 CLEARBRIDGE VARIABLE MID CAP           INVESCO V.I. HIGH YIELD FUND/(1)/
 PORTFOLIO/(1)/                         INVESCO V.I. INTERNATIONAL GROWTH
 DELAWARE VIP(R) DIVERSIFIED INCOME     FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. MID CAP CORE EQUITY
 DELAWARE VIP(R) EMERGING MARKETS       FUND/(1)/
 SERIES/(1)/                            INVESCO V.I. SMALL CAP EQUITY
 DELAWARE VIP(R) LIMITED-TERM           FUND/(1)/
 DIVERSIFIED INCOME SERIES/(1)/         IVY VIP ASSET STRATEGY/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    IVY VIP DIVIDEND OPPORTUNITIES/(1)/
 FUND/(1)/                              IVY VIP ENERGY/(1)/
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   IVY VIP HIGH INCOME/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      IVY VIP MICRO CAP GROWTH/(1)/
 EQ/COMMON STOCK INDEX/(1)/             IVY VIP MID CAP GROWTH/(1)/
 EQ/CORE BOND INDEX/(1)/                IVY VIP NATURAL RESOURCES/(1)/
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   IVY VIP SCIENCE AND TECHNOLOGY/(1)/
 EQ/EQUITY 500 INDEX/(1)/               IVY VIP SMALL CAP GROWTH/(1)/
 EQ/GLOBAL BOND PLUS/(1)/               JANUS HENDERSON VIT BALANCED
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   PORTFOLIO/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     JANUS HENDERSON VIT FLEXIBLE BOND
 EQ/INVESCO COMSTOCK/(1)/               PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON VIT U.S. LOW
 EQ/LARGE CAP GROWTH INDEX/(1)/         VOLATILITY PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL GROWTH/(1)/       ALLOCATION PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  JPMORGAN INSURANCE TRUST INCOME
 EQ/MONEY MARKET/(1)/                   BUILDER PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LAZARD RETIREMENT EMERGING MARKETS
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       EQUITY PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         LORD ABBETT SERIES FUND -- BOND
 EQ/QUALITY BOND PLUS/(1)/              DEBENTURE PORTFOLIO/(1)/
 EQ/SMALL COMPANY INDEX/(1)/            LORD ABBETT SERIES FUND -- CLASSIC
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     STOCK PORTFOLIO/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            LORD ABBETT SERIES FUND -- GROWTH
 FEDERATED HIGH INCOME BOND             OPPORTUNITIES PORTFOLIO/(1)/
 FUND II/(1)/                           MFS(R) INTERNATIONAL VALUE
 FEDERATED KAUFMANN FUND II/(1)/        PORTFOLIO/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MFS(R) INVESTORS TRUST SERIES/(1)/
 PORTFOLIO/(1)/                         MFS(R) MASSACHUSETTS INVESTORS GROWTH
 FIDELITY(R) VIP CONTRAFUND(R)          STOCK PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) RESEARCH SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2015           MFS(R) TECHNOLOGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         MFS(R) UTILITIES SERIES/(1)/
 FIDELITY(R) VIP FREEDOM 2020           MFS(R) VALUE SERIES/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FIDELITY(R) VIP FREEDOM 2025           MULTIMANAGER CORE BOND/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER MID CAP GROWTH/(1)/
 FIDELITY(R) VIP FREEDOM 2030           MULTIMANAGER MID CAP VALUE/(1)/
 PORTFOLIO/(1)/                         MULTIMANAGER TECHNOLOGY/(1)/
 FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/ NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP STRATEGIC INCOME       PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIRST TRUST MULTI INCOME ALLOCATION    PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIRST TRUST/DOW JONES DIVIDEND &       PORTFOLIO/(1)/
 INCOME ALLOCATION PORTFOLIO/(1)/       PIMCO EMERGING MARKETS BOND
 FRANKLIN FOUNDING FUNDS ALLOCATION     PORTFOLIO/(1)/
 VIP FUND/(1)/                          PIMCO GLOBAL BOND PORTFOLIO
 FRANKLIN INCOME VIP FUND/(1)/          (UNHEDGED)/(1)/
 FRANKLIN MUTUAL SHARES VIP FUND/(1)/   PIMCO GLOBAL MULTI-ASSET MANAGED
 FRANKLIN RISING DIVIDENDS VIP          ALLOCATION PORTFOLIO/(1)/
 FUND/(1)/                              PIMCO REAL RETURN PORTFOLIO/(1)/
 FRANKLIN STRATEGIC INCOME VIP          PIMCO TOTAL RETURN PORTFOLIO/(1)/
 FUND/(1)/                              PROFUND VP BEAR/(1)/
 GOLDMAN SACHS VIT MID CAP VALUE        PROFUND VP BIOTECHNOLOGY/(1)/
 FUND/(1)/                              PUTNAM VT ABSOLUTE RETURN 500
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES  FUND/(1)/
 STRATEGY FUND/(1)/                     PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES  PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND/(1)/                              FUND/(1)/
 HARTFORD CAPITAL APPRECIATION HLS      PUTNAM VT RESEARCH FUND/(1)/
 FUND/(1)/                              QS LEGG MASON DYNAMIC MULTI-STRATEGY
 HARTFORD GROWTH OPPORTUNITIES HLS      VIT PORTFOLIO/(1)/
 FUND/(1)/                              SEI VP BALANCED STRATEGY FUND/(1)/
 INVESCO V.I. AMERICAN FRANCHISE        SEI VP CONSERVATIVE STRATEGY FUND/(1)/
 FUND/(1)/                              SEI VP MARKET GROWTH STRATEGY
 INVESCO V.I. BALANCED-RISK ALLOCATION  FUND/(1)/
 FUND/(1)/                              SEI VP MARKET PLUS STRATEGY FUND/(1)/
 INVESCO V.I. DIVERSIFIED DIVIDEND      SEI VP MODERATE STRATEGY FUND/(1)/
 FUND/(1)/
 INVESCO V.I. EQUITY AND INCOME
 FUND/(1)/
 INVESCO V.I. GLOBAL HEALTH CARE
 FUND/(1)/

                                     FSA-3

 T. ROWE PRICE EQUITY INCOME            TEMPLETON GROWTH VIP FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE HEALTH SCIENCES          FUND/(1)/
 PORTFOLIO -- II/(1)/                   VANECK VIP UNCONSTRAINED EMERGING
 TEMPLETON DEVELOPING MARKETS VIP       MARKETS BOND FUND/(1)/
 FUND/(1)/                              BLACKROCK GLOBAL OPPORTUNITIES V.I.
 TEMPLETON FOREIGN VIP FUND/(1)/        FUND/(1)/
 TEMPLETON GLOBAL BOND VIP FUND/(1)/
(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statement of operations for the year ended December 31, 2017 and statements of changes in net assets for the year ended December 31, 2017 and the period February 22, 2016 (commencement of operations) through December 31, 2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                               SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                               ----------- ----------- ------------- --------------- -------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,526,775 $16,907,097  $20,920,582    $4,777,139     $34,136,149    $18,140,955
Receivable for shares of the
 Portfolios sold..............          57         696           --           116          46,884             --
Receivable for policy-related
 transactions.................          --          --        9,336            --              --         49,134
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total assets...............  11,526,832  16,907,793   20,929,918     4,777,255      34,183,033     18,190,089
                               ----------- -----------  -----------    ----------     -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --        9,063            --              --         49,133
Payable for policy-related
 transactions.................          57         696           --           116          46,883             --
                               ----------- -----------  -----------    ----------     -----------    -----------
   Total liabilities..........          57         696        9,063           116          46,883         49,133
                               ----------- -----------  -----------    ----------     -----------    -----------
NET ASSETS.................... $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

NET ASSETS:
Accumulation unit values...... $ 1,723,265 $16,907,087  $20,920,855    $3,453,909     $34,135,465    $18,105,146
Retained by AXA Equitable in
 Separate Account No. 70......   9,803,510          10           --     1,323,230             685         35,810
                               ----------- -----------  -----------    ----------     -----------    -----------
TOTAL NET ASSETS.............. $11,526,775 $16,907,097  $20,920,855    $4,777,139     $34,136,150    $18,140,956
                               =========== ===========  ===========    ==========     ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $10,640,040 $16,366,429  $20,912,419    $5,108,944     $35,100,603    $18,222,926

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               1290 VT GAMCO               1290 VT LOW    1290 VT                  1290 VT
                               SMALL COMPANY 1290 VT HIGH   VOLATILITY    NATURAL   1290 VT REAL  SMARTBETA
                                  VALUE*     YIELD BOND*  GLOBAL EQUITY* RESOURCES*   ESTATE*      EQUITY*
                               ------------- ------------ -------------- ---------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $296,918,590  $13,583,416    $2,520,512   $6,284,416 $13,417,097  $15,840,729
Receivable for shares of the
 Portfolios sold..............           --           --            --           --          --           46
Receivable for policy-related
 transactions.................       67,659       19,438         1,435        1,631         335           --
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total assets...............  296,986,249   13,602,854     2,521,947    6,286,047  13,417,432   15,840,775
                               ------------  -----------    ----------   ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       67,660       19,328         1,361        1,631         249           --
Payable for policy-related
 transactions.................           --           --            --           --          --           46
                               ------------  -----------    ----------   ---------- -----------  -----------
   Total liabilities..........       67,660       19,328         1,361        1,631         249           46
                               ------------  -----------    ----------   ---------- -----------  -----------
NET ASSETS.................... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $ 1,392,873
Retained by AXA Equitable in
 Separate Account No. 70......           --           --            --           --          --   14,447,856
                               ------------  -----------    ----------   ---------- -----------  -----------
TOTAL NET ASSETS.............. $296,918,589  $13,583,526    $2,520,586   $6,284,416 $13,417,183  $15,840,729
                               ============  ===========    ==========   ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $253,713,122  $13,811,526    $2,287,241   $5,500,823 $13,075,193  $12,472,083

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AB VPS
                                                         BALANCED   AB VPS GLOBAL                  AB VPS
                                 1290 VT    7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                 SOCIALLY    BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                               RESPONSIBLE* PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                               ------------ ----------- ----------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $4,332,536  $71,655,903 $5,470,877   $1,154,905    $4,193,874    $9,644,770
Receivable for shares of the
 Portfolios sold..............       1,116       78,226        219           38         5,002           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total assets...............   4,333,652   71,734,129  5,471,096    1,154,943     4,198,876     9,645,151
                                ----------  ----------- ----------   ----------    ----------    ----------

LIABILITIES:
Payable for policy-related
 transactions.................       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
   Total liabilities..........       1,116       78,226        219            1         5,001           381
                                ----------  ----------- ----------   ----------    ----------    ----------
NET ASSETS....................  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

NET ASSETS:
Accumulation unit values......  $4,332,499  $71,654,615 $5,469,817   $1,154,942    $4,193,847    $9,644,173
Retained by AXA Equitable in
 Separate Account No. 70......          37        1,288      1,060           --            28           597
                                ----------  ----------- ----------   ----------    ----------    ----------
TOTAL NET ASSETS..............  $4,332,536  $71,655,903 $5,470,877   $1,154,942    $4,193,875    $9,644,770
                                ==========  =========== ==========   ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost..........  $4,206,560  $65,127,285 $5,449,933   $1,003,131    $3,859,163    $7,870,388

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        AMERICAN
                               AB VPS REAL                                ALPS | RED   CENTURY VP   AMERICAN
                                 ESTATE    AB VPS SMALL/                 ROCKS LISTED  INFLATION   CENTURY VP
                               INVESTMENT  MID CAP VALUE   ALL ASSET    PRIVATE EQUITY PROTECTION LARGE COMPANY
                               PORTFOLIO**  PORTFOLIO**  GROWTH-ALT 20*   PORTFOLIO       FUND        VALUE
                               ----------- ------------- -------------- -------------- ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $5,563,139   $4,026,700    $44,048,933     $3,301,155   $6,328,306  $2,377,154
Receivable for shares of the
 Portfolios sold..............      1,295           --             --             --        2,482          96
Receivable for policy-related
 transactions.................         --        6,646         18,325          3,656           --          --
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total assets...............  5,564,434    4,033,346     44,067,258      3,304,811    6,330,788   2,377,250
                               ----------   ----------    -----------     ----------   ----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        6,570         18,235          3,656           --          --
Payable for policy-related
 transactions.................      1,295           --             --             --        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
   Total liabilities..........      1,295        6,570         18,235          3,656        2,436          95
                               ----------   ----------    -----------     ----------   ----------  ----------
NET ASSETS.................... $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

NET ASSETS:
Accumulation unit values...... $5,563,139   $4,026,776    $44,049,023     $3,299,624   $6,328,352  $2,376,132
Retained by AXA Equitable in
 Separate Account No. 70......         --           --             --          1,531           --       1,023
                               ----------   ----------    -----------     ----------   ----------  ----------
TOTAL NET ASSETS.............. $5,563,139   $4,026,776    $44,049,023     $3,301,155   $6,328,352  $2,377,155
                               ==========   ==========    ===========     ==========   ==========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,719,659   $3,471,269    $40,582,753     $2,881,958   $6,319,555  $2,140,048

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                  AMERICAN
                                                 AMERICAN                                          FUNDS          AMERICAN
                                                   FUNDS         AMERICAN        AMERICAN        INSURANCE         FUNDS
                                                 INSURANCE        FUNDS           FUNDS       SERIES(R) GLOBAL   INSURANCE
                                  AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL         SERIES(R)
                               CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION     GROWTH-
                               CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/     INCOME FUND/SM/
                               -------------- --------------- -------------- ---------------- ---------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $142,758,139    $50,964,502    $40,933,035      $7,918,042      $16,675,098     $11,955,139
Receivable for shares of the
 Portfolios sold..............        99,813          1,303          4,415              --            6,255             384
Receivable for policy-related
 transactions.................            --             --             --          12,728               --              --
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total assets...............   142,857,952     50,965,805     40,937,450       7,930,770       16,681,353      11,955,523
                                ------------    -----------    -----------      ----------      -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --             --             --          12,712               --              --
Payable for policy-related
 transactions.................        99,812          1,174          4,414              --            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
   Total liabilities..........        99,812          1,174          4,414          12,712            6,255             384
                                ------------    -----------    -----------      ----------      -----------     -----------
NET ASSETS....................  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

NET ASSETS:
Accumulation unit values......  $142,716,545    $50,964,631    $40,932,999      $7,918,058      $16,673,827     $11,955,139
Retained by AXA Equitable in
 Separate Account No. 70......        41,595             --             37              --            1,271              --
                                ------------    -----------    -----------      ----------      -----------     -----------
TOTAL NET ASSETS..............  $142,758,140    $50,964,631    $40,933,036      $7,918,058      $16,675,098     $11,955,139
                                ============    ===========    ===========      ==========      ===========     ===========

Investments in shares of the
 Portfolios, at cost..........  $122,688,537    $47,455,969    $41,735,835      $7,013,126      $15,867,165     $11,057,606

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                 AMERICAN
                                  AMERICAN        FUNDS
                                   FUNDS        INSURANCE
                                 INSURANCE      SERIES(R)     AMERICAN
                                 SERIES(R)     MANAGED RISK     FUNDS
                               INTERNATIONAL      ASSET       INSURANCE     AXA 400     AXA 500     AXA 2000
                                 GROWTH AND     ALLOCATION  SERIES(R) NEW   MANAGED     MANAGED      MANAGED
                               INCOME FUND/SM/   FUND/SM/   WORLD FUND(R) VOLATILITY* VOLATILITY*  VOLATILITY*
                               --------------  ------------ ------------- ----------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $5,567,971     $7,605,786   $53,367,244  $79,230,636 $179,843,146 $77,738,266
Receivable for shares of the
 Portfolios sold..............           --             --            --       88,357      206,717      75,903
Receivable for policy-related
 transactions.................        1,598            252        53,690           --           --          --
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total assets...............    5,569,569      7,606,038    53,420,934   79,318,993  180,049,863  77,814,169
                                 ----------     ----------   -----------  ----------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        1,546            253        53,690           --           --          --
Payable for policy-related
 transactions.................           --             --            --       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
   Total liabilities..........        1,546            253        53,690       88,357      206,717      75,902
                                 ----------     ----------   -----------  ----------- ------------ -----------
NET ASSETS....................   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

NET ASSETS:
Accumulation unit values......   $5,568,023     $7,605,650   $53,366,939  $79,229,801 $179,840,033 $77,735,650
Retained by AXA Equitable in
 Separate Account No. 70......           --            135           305          835        3,113       2,617
                                 ----------     ----------   -----------  ----------- ------------ -----------
TOTAL NET ASSETS..............   $5,568,023     $7,605,785   $53,367,244  $79,230,636 $179,843,146 $77,738,267
                                 ==========     ==========   ===========  =========== ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $5,011,352     $6,880,449   $44,698,488  $65,290,440 $131,420,536 $62,945,565

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                 AXA                    AXA GLOBAL
                                                                             CONSERVATIVE      AXA        EQUITY
                               AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH     CONSERVATIVE   MANAGED
                                ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*     STRATEGY*   VOLATILITY*
                               -------------- -------------- -------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $26,778,663   $3,578,150,143 $3,033,569,679 $1,397,488,657 $710,755,411 $17,569,331
Receivable for shares of the
 Portfolios sold..............           --               --      1,038,903        939,737      176,563          --
Receivable for policy-related
 transactions.................      278,009          670,228             --             --           --       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total assets...............   27,056,672    3,578,820,371  3,034,608,582  1,398,428,394  710,931,974  17,573,643
                                -----------   -------------- -------------- -------------- ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      278,009          666,963             --             --           --       4,312
Payable for policy-related
 transactions.................           --               --      1,038,793        939,461      176,563          --
                                -----------   -------------- -------------- -------------- ------------ -----------
   Total liabilities..........      278,009          666,963      1,038,793        939,461      176,563       4,312
                                -----------   -------------- -------------- -------------- ------------ -----------
NET ASSETS....................  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

NET ASSETS:
Accumulation unit values......  $26,778,099   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,753,745 $17,569,146
Retained by AXA Equitable in
 Separate Account No. 70......          564               --             --             --        1,666         185
                                -----------   -------------- -------------- -------------- ------------ -----------
TOTAL NET ASSETS..............  $26,778,663   $3,578,153,408 $3,033,569,789 $1,397,488,933 $710,755,411 $17,569,331
                                ===========   ============== ============== ============== ============ ===========

Investments in shares of the
 Portfolios, at cost..........  $24,255,234   $3,089,367,706 $2,700,739,593 $1,283,562,229 $696,358,036 $13,554,031

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   AXA           AXA           AXA                    AXA LARGE CAP
                                              INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                 AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                 STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                               -------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $4,359,901,243  $13,703,878  $113,325,883   $3,440,216    $10,843,225   $25,826,991
Receivable for shares of the
 Portfolios sold..............             --        2,666        77,592          135          5,330        20,369
Receivable for policy-related
 transactions.................      1,065,691           --            --           --             --            --
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total assets...............  4,360,966,934   13,706,544   113,403,475    3,440,351     10,848,555    25,847,360
                               --------------  -----------  ------------   ----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      1,063,129           --            --           --             --            --
Payable for policy-related
 transactions.................             --        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
   Total liabilities..........      1,063,129        2,667        77,591          135          5,330        20,369
                               --------------  -----------  ------------   ----------    -----------   -----------
NET ASSETS.................... $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $4,359,903,805  $13,701,453  $113,323,818   $3,439,886    $10,842,691   $25,825,847
Retained by AXA Equitable in
 Separate Account No. 70......             --        2,424         2,066          330            534         1,144
                               --------------  -----------  ------------   ----------    -----------   -----------
TOTAL NET ASSETS.............. $4,359,903,805  $13,703,877  $113,325,884   $3,440,216    $10,843,225   $25,826,991
                               ==============  ===========  ============   ==========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $3,779,547,757  $11,385,644  $ 97,196,718   $2,996,180    $ 9,254,364   $20,917,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               AXA LARGE CAP  AXA MID CAP                AXA MODERATE  AXA MODERATE-  AXA ULTRA
                               VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH         PLUS      CONSERVATIVE
                                VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*     ALLOCATION*   STRATEGY*
                               ------------- ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $25,570,826   $18,469,571  $147,692,052 $6,460,091,861  $57,974,943  $131,243,681
Receivable for shares of the
 Portfolios sold..............       12,164         7,643        34,421      1,101,980       28,543            --
Receivable for policy-related
 transactions.................           --            --            --             --           --       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total assets...............   25,582,990    18,477,214   147,726,473  6,461,193,841   58,003,486   131,535,501
                                -----------   -----------  ------------ --------------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --            --            --             --           --       291,820
Payable for policy-related
 transactions.................       12,164         7,643        56,306      1,101,980       28,543            --
                                -----------   -----------  ------------ --------------  -----------  ------------
   Total liabilities..........       12,164         7,643        56,306      1,101,980       28,543       291,820
                                -----------   -----------  ------------ --------------  -----------  ------------
NET ASSETS....................  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

NET ASSETS:
Accumulation unit values......  $25,570,743   $18,469,211  $147,617,301 $6,460,091,571  $57,962,605  $131,232,658
Retained by AXA Equitable in
 Separate Account No. 70......           83           360        52,866            290       12,338        11,023
                                -----------   -----------  ------------ --------------  -----------  ------------
TOTAL NET ASSETS..............  $25,570,826   $18,469,571  $147,670,167 $6,460,091,861  $57,974,943  $131,243,681
                                ===========   ===========  ============ ==============  ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $20,261,929   $16,204,804  $143,701,432 $5,521,288,118  $54,316,194  $133,040,037

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                AXA/AB     AXA/AB SHORT                 AXA/     AXA/FRANKLIN
                                 AXA/AB        DYNAMIC       DURATION                CLEARBRIDGE   BALANCED
                                 DYNAMIC       MODERATE     GOVERNMENT  AXA/AB SMALL  LARGE CAP    MANAGED
                                 GROWTH*       GROWTH*        BOND*     CAP GROWTH*    GROWTH*   VOLATILITY*
                               ------------ -------------- ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $534,449,613 $2,775,304,988  $2,044,928  $74,110,909  $82,107,910 $21,715,417
Receivable for shares of the
 Portfolios sold..............           --             --          67           --       24,415       2,827
Receivable for policy-related
 transactions.................      526,891        102,411          --        9,112           --          --
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total assets...............  534,976,504  2,775,407,399   2,044,995   74,120,021   82,132,325  21,718,244
                               ------------ --------------  ----------  -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      524,265        101,674          --        9,050           --          --
Payable for policy-related
 transactions.................           --             --           2           --       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
   Total liabilities..........      524,265        101,674           2        9,050       24,415       2,550
                               ------------ --------------  ----------  -----------  ----------- -----------
NET ASSETS.................... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

NET ASSETS:
Accumulation unit values...... $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,106,398 $21,715,694
Retained by AXA Equitable in
 Separate Account No. 70......           --             --          --           --        1,512          --
                               ------------ --------------  ----------  -----------  ----------- -----------
TOTAL NET ASSETS.............. $534,452,239 $2,775,305,725  $2,044,993  $74,110,971  $82,107,910 $21,715,694
                               ============ ==============  ==========  ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $479,273,559 $2,478,358,150  $2,052,877  $70,418,718  $81,002,250 $20,852,859

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             AXA/FRANKLIN
                               AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN                            AXA/LEGG
                                 SMALL CAP    ALLOCATION     SACHS     AXA/INVESCO                 MASON
                               VALUE MANAGED   MANAGED     STRATEGIC    STRATEGIC    AXA/JANUS   STRATEGIC
                                VOLATILITY*  VOLATILITY*  ALLOCATION*  ALLOCATION*  ENTERPRISE* ALLOCATION*
                               ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $12,019,957  $13,203,666  $453,326,228 $231,465,115 $53,768,476 $121,789,258
Receivable for shares of the
 Portfolios sold..............        2,970        2,890            --           --       9,814           --
Receivable for policy-related
 transactions.................           --           --       753,348      293,293          --      586,671
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total assets...............   12,022,927   13,206,556   454,079,576  231,758,408  53,778,290  122,375,929
                                -----------  -----------  ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --       751,065      291,163          --      584,468
Payable for policy-related
 transactions.................        2,970        2,890            --           --       9,814           --
                                -----------  -----------  ------------ ------------ ----------- ------------
   Total liabilities..........        2,970        2,890       751,065      291,163       9,814      584,468
                                -----------  -----------  ------------ ------------ ----------- ------------
NET ASSETS....................  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

NET ASSETS:
Accumulation unit values......  $12,019,400  $13,203,315  $453,328,511 $231,467,245 $53,767,965 $121,791,461
Retained by AXA Equitable in
 Separate Account No. 70......          557          351            --           --         511           --
                                -----------  -----------  ------------ ------------ ----------- ------------
TOTAL NET ASSETS..............  $12,019,957  $13,203,666  $453,328,511 $231,467,245 $53,768,476 $121,791,461
                                ===========  ===========  ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost..........  $10,316,370  $11,311,750  $434,664,620 $218,847,442 $52,748,947 $114,335,259

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA/MUTUAL
                                            LARGE CAP  AXA/TEMPLETON    BLACKROCK      BLACKROCK    BLACKROCK
                               AXA/LOOMIS    EQUITY    GLOBAL EQUITY     GLOBAL         GLOBAL      LARGE CAP
                                 SAYLES      MANAGED      MANAGED    ALLOCATION V.I. OPPORTUNITIES FOCUS GROWTH
                                GROWTH*    VOLATILITY*  VOLATILITY*       FUND         V.I. FUND    V.I. FUND
                               ----------- ----------- ------------- --------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,559
Receivable for shares of the
 Portfolios sold..............       4,842        245        16,065             --            --            --
Receivable for policy-related
 transactions.................          --         --            --         29,827         4,349         3,713
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total assets...............  70,766,067  4,247,288    18,679,928    121,137,236     2,500,005    43,362,272
                               ----------- ----------   -----------   ------------    ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --         --            --         29,827         4,349         3,668
Payable for policy-related
 transactions.................       4,842        245        16,065             --            --            --
                               ----------- ----------   -----------   ------------    ----------   -----------
   Total liabilities..........       4,842        245        16,065         29,827         4,349         3,668
                               ----------- ----------   -----------   ------------    ----------   -----------
NET ASSETS.................... $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

NET ASSETS:
Accumulation unit values...... $70,744,784 $4,247,023   $18,662,992   $121,105,859    $2,495,534   $43,358,604
Retained by AXA Equitable in
 Separate Account No. 70......      16,441         20           871          1,550           122            --
                               ----------- ----------   -----------   ------------    ----------   -----------
TOTAL NET ASSETS.............. $70,761,225 $4,247,043   $18,663,863   $121,107,409    $2,495,656   $43,358,604
                               =========== ==========   ===========   ============    ==========   ===========

Investments in shares of the
 Portfolios, at cost.......... $57,581,223 $3,692,157   $14,721,309   $116,450,609    $2,526,567   $43,085,133

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                               AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                               ----------  ------------- ----------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $6,418,419   $31,054,247  $13,482,459 $33,504,030 $24,243,643  $1,798,697
Receivable for shares of the
 Portfolios sold..............        211            --          499          --         809       6,324
Receivable for policy-related
 transactions.................         --        37,368           --      44,219          --          --
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total assets...............  6,418,630    31,091,615   13,482,958  33,548,249  24,244,452   1,805,021
                               ----------   -----------  ----------- ----------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --        37,368           --      44,218          --          --
Payable for policy-related
 transactions.................        211            --          500          --         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
   Total liabilities..........        211        37,368          500      44,218         739       6,324
                               ----------   -----------  ----------- ----------- -----------  ----------
NET ASSETS.................... $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $6,418,392   $31,054,216  $13,482,340 $33,504,031 $24,243,713  $1,798,269
Retained by AXA Equitable in
 Separate Account No. 70......         27            31          118          --          --         428
                               ----------   -----------  ----------- ----------- -----------  ----------
TOTAL NET ASSETS.............. $6,418,419   $31,054,247  $13,482,458 $33,504,031 $24,243,713  $1,798,697
                               ==========   ===========  =========== =========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $5,715,211   $29,678,999  $12,510,236 $31,785,038 $22,239,747  $1,849,191

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             CLEARBRIDGE              CLEARBRIDGE
                                                              VARIABLE   CLEARBRIDGE   VARIABLE
                                                 CHARTER/SM/ AGGRESSIVE    VARIABLE    DIVIDEND    CLEARBRIDGE
                               CHARTER/SM/ SMALL SMALL CAP     GROWTH    APPRECIATION  STRATEGY   VARIABLE MID
                                 CAP GROWTH*       VALUE*     PORTFOLIO   PORTFOLIO    PORTFOLIO  CAP PORTFOLIO
                               ---------------   ----------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $9,947,390      $13,783,618 $53,721,200 $12,892,535  $30,208,250  $4,608,665
Receivable for shares of the
 Portfolios sold..............        7,315            3,113          --          --        6,924         129
Receivable for policy-related
 transactions.................           --               --         879       5,278           --          --
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total assets...............    9,954,705       13,786,731  53,722,079  12,897,813   30,215,174   4,608,794
                                 ----------      ----------- ----------- -----------  -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --               --         879       5,272           --          --
Payable for policy-related
 transactions.................        7,315            3,113          --          --        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
   Total liabilities..........        7,315            3,113         879       5,272        6,906         129
                                 ----------      ----------- ----------- -----------  -----------  ----------
NET ASSETS....................   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

NET ASSETS:
Accumulation unit values......   $9,946,810      $13,780,681 $53,721,075 $12,892,541  $30,208,268  $4,608,658
Retained by AXA Equitable in
 Separate Account No. 70......          580            2,937         125          --           --           7
                                 ----------      ----------- ----------- -----------  -----------  ----------
TOTAL NET ASSETS..............   $9,947,390      $13,783,618 $53,721,200 $12,892,541  $30,208,268  $4,608,665
                                 ==========      =========== =========== ===========  ===========  ==========

Investments in shares of the
 Portfolios, at cost..........   $8,082,100      $11,365,771 $55,460,102 $11,323,768  $24,940,861  $4,272,447

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               DELAWARE VIP(R)
                               DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                 DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                               --------------- --------------- --------------- -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $17,337,182     $3,192,538      $10,220,735    $28,319,288   $147,621,004 $19,947,553
Receivable for shares of the
 Portfolios sold..............        13,121             --            2,092          8,884             --       4,255
Receivable for policy-related
 transactions.................            --         13,800               --             --         63,397          --
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total assets...............    17,350,303      3,206,338       10,222,827     28,328,172    147,684,401  19,951,808
                                 -----------     ----------      -----------    -----------   ------------ -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --         13,800               --             --         63,397          --
Payable for policy-related
 transactions.................        13,120             --            2,092          6,121             --       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
   Total liabilities..........        13,120         13,800            2,092          6,121         63,397       4,255
                                 -----------     ----------      -----------    -----------   ------------ -----------
NET ASSETS....................   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

NET ASSETS:
Accumulation unit values......   $17,316,915     $3,189,613      $10,209,468    $28,322,051   $147,595,475 $19,940,050
Retained by AXA Equitable in
 Separate Account No. 70......        20,268          2,925           11,267             --         25,529       7,503
                                 -----------     ----------      -----------    -----------   ------------ -----------
TOTAL NET ASSETS..............   $17,337,183     $3,192,538      $10,220,735    $28,322,051   $147,621,004 $19,947,553
                                 ===========     ==========      ===========    ===========   ============ ===========

Investments in shares of the
 Portfolios, at cost..........   $17,318,531     $2,801,493      $10,266,664    $27,996,875   $119,480,071 $15,768,678

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                      EQ/
                                                          EQ/EMERGING                             INTERMEDIATE
                                EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL    GOVERNMENT
                               STOCK INDEX*    INDEX*        PLUS*         INDEX*     BOND PLUS*     BOND*
                               ------------ ------------ -------------- ------------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $51,309,825  $333,710,958   $7,516,045   $309,432,937  $ 9,747,088 $123,980,993
Receivable for shares of the
 Portfolios sold..............          --        45,208        6,230             --        7,309           --
Receivable for policy-related
 transactions.................     169,663            --           --         60,760           --      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total assets...............  51,479,488   333,756,166    7,522,275    309,493,697    9,754,397  124,094,428
                               -----------  ------------   ----------   ------------  ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     169,575            --           --         60,760           --      113,435
Payable for policy-related
 transactions.................          --        45,208        6,222             --        7,308           --
                               -----------  ------------   ----------   ------------  ----------- ------------
   Total liabilities..........     169,575        45,208        6,222         60,760        7,308      113,435
                               -----------  ------------   ----------   ------------  ----------- ------------
NET ASSETS.................... $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

NET ASSETS:
Accumulation unit values...... $51,309,913  $333,706,550   $7,516,053   $309,383,155  $ 9,746,774 $123,979,615
Retained by AXA Equitable in
 Separate Account No. 70......          --         4,408           --         49,782          315        1,378
                               -----------  ------------   ----------   ------------  ----------- ------------
TOTAL NET ASSETS.............. $51,309,913  $333,710,958   $7,516,053   $309,432,937  $ 9,747,089 $123,980,993
                               ===========  ============   ==========   ============  =========== ============

Investments in shares of the
 Portfolios, at cost.......... $41,683,570  $341,065,724   $6,506,315   $256,330,057  $10,053,355 $126,149,159

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                             EQ/JPMORGAN                                 EQ/MFS
                               EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                               ---------------- ----------- -------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $49,631,878    $41,313,716  $21,945,227    $67,925,735  $41,092,564   $47,219,953
Receivable for policy-related
 transactions.................        52,993         15,240        1,513         35,364      125,565        19,218
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total assets...............    49,684,871     41,328,956   21,946,740     67,961,099   41,218,129    47,239,171
                                 -----------    -----------  -----------    -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
   Total liabilities..........        52,961         15,240        1,513         35,346      125,565        19,189
                                 -----------    -----------  -----------    -----------  -----------   -----------
NET ASSETS....................   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

NET ASSETS:
Accumulation unit values......   $49,631,910    $41,312,350  $21,944,938    $67,925,753  $41,063,247   $47,219,982
Retained by AXA Equitable in
 Separate Account No. 70......            --          1,366          289             --       29,317            --
                                 -----------    -----------  -----------    -----------  -----------   -----------
TOTAL NET ASSETS..............   $49,631,910    $41,313,716  $21,945,227    $67,925,753  $41,092,564   $47,219,982
                                 ===========    ===========  ===========    ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..........   $46,326,410    $31,276,197  $19,018,144    $59,082,859  $37,668,386   $40,296,740

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        EQ/PIMCO
                               EQ/MID CAP    EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY
                                 INDEX*      MARKET*       GLOBAL*       RETURN*    SHORT BOND*   BOND PLUS*
                               ----------- ------------ -------------- ----------- -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $88,031,795 $123,783,466  $85,126,957   $21,118,079  $33,017,712   $28,719,876
Receivable for shares of the
 Portfolios sold..............          --           --       18,326            --           --         2,219
Receivable for policy-related
 transactions.................       3,128      305,218           --        68,068       10,837            --
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total assets...............  88,034,923  124,088,684   85,145,283    21,186,147   33,028,549    28,722,095
                               ----------- ------------  -----------   -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       3,128      305,218           --        68,068       10,837            --
Payable for policy-related
 transactions.................          --           --       18,318            --           --         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
   Total liabilities..........       3,128      305,218       18,318        68,068       10,837         2,219
                               ----------- ------------  -----------   -----------  -----------   -----------
NET ASSETS.................... $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

NET ASSETS:
Accumulation unit values...... $87,982,240 $123,759,283  $85,126,965   $21,118,069  $33,003,618   $28,719,569
Retained by AXA Equitable in
 Separate Account No. 70......      49,555       24,183           --            10       14,094           307
                               ----------- ------------  -----------   -----------  -----------   -----------
TOTAL NET ASSETS.............. $88,031,795 $123,783,466  $85,126,965   $21,118,079  $33,017,712   $28,719,876
                               =========== ============  ===========   ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $80,775,741 $123,783,664  $65,305,689   $20,981,742  $32,901,476   $29,084,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             FIDELITY(R) VIP
                                                                                                  ASSET
                                EQ/SMALL    EQ/T. ROWE    EQ/UBS   FEDERATED HIGH FEDERATED     MANAGER:
                                COMPANY    PRICE GROWTH  GROWTH &   INCOME BOND   KAUFMANN       GROWTH
                                 INDEX*       STOCK*     INCOME*      FUND II      FUND II      PORTFOLIO
                               ----------- ------------ ---------- -------------- ---------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $60,659,490 $213,104,354 $7,925,736  $19,170,770   $7,249,566    $908,381
Receivable for shares of the
 Portfolios sold..............          --           --      2,568        9,321           --          35
Receivable for policy-related
 transactions.................       4,118       90,907         --           --       18,313          --
                               ----------- ------------ ----------  -----------   ----------    --------
   Total assets...............  60,663,608  213,195,261  7,928,304   19,180,091    7,267,879     908,416
                               ----------- ------------ ----------  -----------   ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,118       90,907         --           --       18,313          --
Payable for policy-related
 transactions.................          --           --      2,569        9,321           --          35
                               ----------- ------------ ----------  -----------   ----------    --------
   Total liabilities..........       4,118       90,907      2,569        9,321       18,313          35
                               ----------- ------------ ----------  -----------   ----------    --------
NET ASSETS.................... $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

NET ASSETS:
Accumulation unit values...... $60,605,944 $213,103,318 $7,925,186  $19,170,340   $7,248,658    $908,057
Retained by AXA Equitable in
 Separate Account No. 70......      53,546        1,036        549          430          908         324
                               ----------- ------------ ----------  -----------   ----------    --------
TOTAL NET ASSETS.............. $60,659,490 $213,104,354 $7,925,735  $19,170,770   $7,249,566    $908,381
                               =========== ============ ==========  ===========   ==========    ========

Investments in shares of the
 Portfolios, at cost.......... $57,667,283 $174,439,047 $6,811,781  $18,643,117   $6,491,907    $843,670

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030       MID CAP
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
Receivable for shares of the
 Portfolios sold..............            --            38               48              53              40               --
Receivable for policy-related
 transactions.................       129,832            --               --              --              --           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
   Total assets...............   180,993,178       975,195        1,227,356       1,367,427       1,002,428       87,182,207
                                ------------      --------       ----------      ----------      ----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       129,832            --               --              --              --           23,032
Payable for policy-related
 transactions.................            --            38               48              53              40               --
                                ------------      --------       ----------      ----------      ----------      -----------
   Total liabilities..........       129,832            38               48              53              40           23,032
                                ------------      --------       ----------      ----------      ----------      -----------
NET ASSETS....................  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

NET ASSETS:
Accumulation unit values......  $180,836,787      $974,853       $1,227,015      $1,367,078      $1,002,067      $87,138,256
Retained by AXA Equitable in
 Separate Account No. 70......        26,559           304              293             296             321           20,919
                                ------------      --------       ----------      ----------      ----------      -----------
TOTAL NET ASSETS..............  $180,863,346      $975,157       $1,227,308      $1,367,374      $1,002,388      $87,159,175
                                ============      ========       ==========      ==========      ==========      ===========

Investments in shares of the
 Portfolios, at cost..........  $157,574,309      $869,342       $1,089,105      $1,151,899      $  858,631      $76,525,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                            FIRST TRUST/
                                                             DOW JONES      FRANKLIN
                               FIDELITY(R) VIP FIRST TRUST   DIVIDEND &     FOUNDING
                                  STRATEGIC    MULTI INCOME    INCOME        FUNDS       FRANKLIN     FRANKLIN
                                   INCOME       ALLOCATION   ALLOCATION  ALLOCATION VIP INCOME VIP  MUTUAL SHARES
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO        FUND         FUND       VIP FUND
                               --------------- ------------ ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $116,084,944    $4,001,163  $50,334,844   $21,003,045   $92,902,163  $14,587,098
Receivable for shares of the
 Portfolios sold..............       112,686           147        2,309            --         7,844        3,656
Receivable for policy-related
 transactions.................            --            --           --        14,988            --           --
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total assets...............   116,197,630     4,001,310   50,337,153    21,018,033    92,910,007   14,590,754
                                ------------    ----------  -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --            --           --        14,988            --           --
Payable for policy-related
 transactions.................       112,609           117        2,302            --         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
   Total liabilities..........       112,609           117        2,302        14,988         7,793        3,656
                                ------------    ----------  -----------   -----------   -----------  -----------
NET ASSETS....................  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......  $116,085,021    $4,001,193  $50,334,851   $21,002,825   $92,902,214  $14,585,386
Retained by AXA Equitable in
 Separate Account No. 70......            --            --           --           220            --        1,712
                                ------------    ----------  -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............  $116,085,021    $4,001,193  $50,334,851   $21,003,045   $92,902,214  $14,587,098
                                ============    ==========  ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $114,922,792    $3,885,358  $46,677,084   $20,311,928   $89,003,754  $14,120,453

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                         GUGGENHEIM VIF
                                                FRANKLIN                     GLOBAL     GUGGENHEIM VIF   HARTFORD
                               FRANKLIN RISING STRATEGIC   GOLDMAN SACHS    MANAGED      MULTI-HEDGE     CAPITAL
                                DIVIDENDS VIP  INCOME VIP   VIT MID CAP     FUTURES       STRATEGIES   APPRECIATION
                                    FUND          FUND      VALUE FUND   STRATEGY FUND       FUND        HLS FUND
                               --------------- ----------- ------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,438,289   $61,005,643  $30,656,189    $2,865,989      $685,575    $17,578,177
Receivable for shares of the
 Portfolios sold..............            --        10,785           --            --            27             --
Receivable for policy-related
 transactions.................         4,730            --          713         2,815            --             53
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total assets...............    81,443,019    61,016,428   30,656,902     2,868,804       685,602     17,578,230
                                 -----------   -----------  -----------    ----------      --------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         4,714            --          713         2,815            --             44
Payable for policy-related
 transactions.................            --        10,785           --            --            28             --
                                 -----------   -----------  -----------    ----------      --------    -----------
   Total liabilities..........         4,714        10,785          713         2,815            28             44
                                 -----------   -----------  -----------    ----------      --------    -----------
NET ASSETS....................   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

NET ASSETS:
Accumulation unit values......   $81,438,305   $60,975,644  $30,643,321    $2,865,589      $685,516    $17,578,186
Retained by AXA Equitable in
 Separate Account No. 70......            --        29,999       12,868           400            58             --
                                 -----------   -----------  -----------    ----------      --------    -----------
TOTAL NET ASSETS..............   $81,438,305   $61,005,643  $30,656,189    $2,865,989      $685,574    $17,578,186
                                 ===========   ===========  ===========    ==========      ========    ===========

Investments in shares of the
 Portfolios, at cost..........   $74,068,296   $63,305,562  $31,148,523    $2,988,639      $646,811    $16,609,318

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 HARTFORD                   INVESCO V.I.
                                  GROWTH      INVESCO V.I.  BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                               OPPORTUNITIES    AMERICAN     ALLOCATION    DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                 HLS FUND    FRANCHISE FUND     FUND      DIVIDEND FUND INCOME FUND    CARE FUND
                               ------------- -------------- ------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $34,021,130     $545,589     $10,546,552   $78,587,300  $15,011,805   $4,420,080
Receivable for shares of the
 Portfolios sold..............        3,686           21             344            --           --           59
Receivable for policy-related
 transactions.................           --           --              --         9,528          353           --
                                -----------     --------     -----------   -----------  -----------   ----------
   Total assets...............   34,024,816      545,610      10,546,896    78,596,828   15,012,158    4,420,139
                                -----------     --------     -----------   -----------  -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --           --              --         9,522          341           --
Payable for policy-related
 transactions.................        3,686           21             345            --           --           59
                                -----------     --------     -----------   -----------  -----------   ----------
   Total liabilities..........        3,686           21             345         9,522          341           59
                                -----------     --------     -----------   -----------  -----------   ----------
NET ASSETS....................  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

NET ASSETS:
Accumulation unit values......  $34,021,065     $503,700     $10,546,551   $78,587,306  $15,011,817   $4,408,473
Retained by AXA Equitable in
 Separate Account No. 70......           65       41,889              --            --           --       11,607
                                -----------     --------     -----------   -----------  -----------   ----------
TOTAL NET ASSETS..............  $34,021,130     $545,589     $10,546,551   $78,587,306  $15,011,817   $4,420,080
                                ===========     ========     ===========   ===========  ===========   ==========

Investments in shares of the
 Portfolios, at cost..........  $29,798,590     $506,897     $10,388,005   $71,377,871  $13,593,167   $4,931,302

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               INVESCO V.I.                 INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                               GLOBAL REAL   INVESCO V.I.   INTERNATIONAL     CAP CORE      SMALL CAP   IVY VIP ASSET
                               ESTATE FUND  HIGH YIELD FUND  GROWTH FUND    EQUITY FUND    EQUITY FUND    STRATEGY
                               ------------ --------------- ------------- ---------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $79,140,941    $41,395,290    $52,841,864    $12,870,470    $18,904,960   $36,395,959
Receivable for shares of the
 Portfolios sold..............          --             --         15,022             --             --            --
Receivable for policy-related
 transactions.................       6,060          2,990             --          1,004            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total assets...............  79,147,001     41,398,280     52,856,886     12,871,474     18,905,641    36,399,552
                               -----------    -----------    -----------    -----------    -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       6,060          2,943             --          1,005            681         3,593
Payable for policy-related
 transactions.................          --             --         15,023             --             --            --
                               -----------    -----------    -----------    -----------    -----------   -----------
   Total liabilities..........       6,060          2,943         15,023          1,005            681         3,593
                               -----------    -----------    -----------    -----------    -----------   -----------
NET ASSETS.................... $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

NET ASSETS:
Accumulation unit values...... $79,140,273    $41,395,337    $52,841,838    $12,870,068    $18,904,866   $36,394,878
Retained by AXA Equitable in
 Separate Account No. 70......         668             --             25            401             94         1,081
                               -----------    -----------    -----------    -----------    -----------   -----------
TOTAL NET ASSETS.............. $79,140,941    $41,395,337    $52,841,863    $12,870,469    $18,904,960   $36,395,959
                               ===========    ===========    ===========    ===========    ===========   ===========

Investments in shares of the
 Portfolios, at cost.......... $74,599,705    $41,281,063    $45,214,967    $12,186,439    $18,865,225   $38,743,248

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                               IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO IVY VIP MID CAP IVY VIP NATURAL
                                OPPORTUNITIES   IVY VIP ENERGY    INCOME     CAP GROWTH       GROWTH         RESOURCES
                               ---------------- -------------- ------------ ------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,053,337     $35,655,563   $132,745,387  $3,455,580     $55,077,893     $10,617,393
Receivable for shares of the
 Portfolios sold..............         2,306          20,842          3,325          --           2,746              --
Receivable for policy-related
 transactions.................            --              --             --       4,315              --           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total assets...............    16,055,643      35,676,405    132,748,712   3,459,895      55,080,639      10,619,102
                                 -----------     -----------   ------------  ----------     -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --              --             --       4,315              --           1,709
Payable for policy-related
 transactions.................         2,306          20,843          3,325          --           2,746              --
                                 -----------     -----------   ------------  ----------     -----------     -----------
   Total liabilities..........         2,306          20,843          3,325       4,315           2,746           1,709
                                 -----------     -----------   ------------  ----------     -----------     -----------
NET ASSETS....................   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,052,309     $35,655,280   $132,737,692  $3,455,498     $55,077,763     $10,612,151
Retained by AXA Equitable in
 Separate Account No. 70......         1,028             282          7,695          82             130           5,242
                                 -----------     -----------   ------------  ----------     -----------     -----------
TOTAL NET ASSETS..............   $16,053,337     $35,655,562   $132,745,387  $3,455,580     $55,077,893     $10,617,393
                                 ===========     ===========   ============  ==========     ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $14,946,451     $37,270,496   $136,036,797  $3,177,272     $47,327,253     $10,908,176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             JANUS       JPMORGAN
                                                                 JANUS         JANUS     HENDERSON VIT  INSURANCE
                               IVY VIP SCIENCE               HENDERSON VIT HENDERSON VIT   U.S. LOW    TRUST GLOBAL
                                     AND       IVY VIP SMALL   BALANCED    FLEXIBLE BOND  VOLATILITY    ALLOCATION
                                 TECHNOLOGY     CAP GROWTH     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                               --------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $81,453,859    $27,992,574   $55,150,671   $28,672,701   $10,980,248  $19,191,184
Receivable for shares of the
 Portfolios sold..............            --            421            --            --         1,560          569
Receivable for policy-related
 transactions.................        71,925             --        12,573        10,408            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total assets...............    81,525,784     27,992,995    55,163,244    28,683,109    10,981,808   19,191,753
                                 -----------    -----------   -----------   -----------   -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        71,925             --        12,542        10,050            --           --
Payable for policy-related
 transactions.................            --            421            --            --         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
   Total liabilities..........        71,925            421        12,542        10,050         1,535          496
                                 -----------    -----------   -----------   -----------   -----------  -----------
NET ASSETS....................   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

NET ASSETS:
Accumulation unit values......   $81,452,466    $27,983,469   $55,150,702   $28,673,059   $10,980,273  $19,191,257
Retained by AXA Equitable in
 Separate Account No. 70......         1,393          9,105            --            --            --           --
                                 -----------    -----------   -----------   -----------   -----------  -----------
TOTAL NET ASSETS..............   $81,453,859    $27,992,574   $55,150,702   $28,673,059   $10,980,273  $19,191,257
                                 ===========    ===========   ===========   ===========   ===========  ===========

Investments in shares of the
 Portfolios, at cost..........   $72,624,862    $26,191,360   $48,310,406   $29,041,695   $ 9,621,647  $17,713,015

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                 JPMORGAN       LAZARD      LORD ABBETT                 LORD ABBETT
                                INSURANCE     RETIREMENT   SERIES FUND -  LORD ABBETT  SERIES FUND -    MFS(R)
                               TRUST INCOME    EMERGING        BOND      SERIES FUND -    GROWTH     INTERNATIONAL
                                 BUILDER    MARKETS EQUITY   DEBENTURE   CLASSIC STOCK OPPORTUNITIES     VALUE
                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                               ------------ -------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,456,813   $102,036,619  $120,081,036   $4,654,067    $4,929,649   $236,598,745
Receivable for shares of the
 Portfolios sold..............         530             --            --          429           361             --
Receivable for policy-related
 transactions.................          --        116,617        51,298           --            --         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total assets...............  15,457,343    102,153,236   120,132,334    4,654,496     4,930,010    236,662,668
                               -----------   ------------  ------------   ----------    ----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --        116,617        51,256           --            --         63,923
Payable for policy-related
 transactions.................         467             --            --          429           361             --
                               -----------   ------------  ------------   ----------    ----------   ------------
   Total liabilities..........         467        116,617        51,256          429           361         63,923
                               -----------   ------------  ------------   ----------    ----------   ------------
NET ASSETS.................... $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

NET ASSETS:
Accumulation unit values...... $15,456,876   $102,019,454  $120,081,078   $4,653,776    $4,928,614   $236,577,187
Retained by AXA Equitable in
 Separate Account No. 70......          --         17,165            --          291         1,035         21,558
                               -----------   ------------  ------------   ----------    ----------   ------------
TOTAL NET ASSETS.............. $15,456,876   $102,036,619  $120,081,078   $4,654,067    $4,929,649   $236,598,745
                               ===========   ============  ============   ==========    ==========   ============

Investments in shares of the
 Portfolios, at cost.......... $14,806,849   $ 88,575,682  $117,622,303   $4,758,817    $4,529,729   $189,999,691

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                   MFS(R)
                                                MASSACHUSETTS
                                                  INVESTORS                     MFS(R)
                               MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH TECHNOLOGY  MFS(R) UTILITIES MFS(R) VALUE
                                 TRUST SERIES     PORTFOLIO       SERIES      PORTFOLIO        SERIES         SERIES
                               ---------------- ------------- --------------- ----------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,958
Receivable for shares of the
 Portfolios sold..............            --           3,071            76          5,140        21,844             --
Receivable for policy-related
 transactions.................         2,969              --            --             --            --         28,211
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total assets...............    13,416,565      14,627,771     2,329,965     33,761,651    53,133,516     23,876,169
                                 -----------     -----------    ----------    -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         2,969              --            --             --            --         28,189
Payable for policy-related
 transactions.................            --           3,071            76          5,140        21,844             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
   Total liabilities..........         2,969           3,071            76          5,140        21,844         28,189
                                 -----------     -----------    ----------    -----------   -----------    -----------
NET ASSETS....................   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $13,413,580     $14,624,034    $2,329,851    $33,756,093   $53,111,447    $23,847,980
Retained by AXA Equitable in
 Separate Account No. 70......            16             666            38            418           225             --
                                 -----------     -----------    ----------    -----------   -----------    -----------
TOTAL NET ASSETS..............   $13,413,596     $14,624,700    $2,329,889    $33,756,511   $53,111,672    $23,847,980
                                 ===========     ===========    ==========    ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $12,115,721     $13,626,386    $2,155,498    $24,434,442   $54,768,470    $22,014,429

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $16,150,315  $113,957,142 $20,562,851   $11,780,856   $40,447,408   $4,253,370
Receivable for shares of the
 Portfolios sold..............      15,930        10,660       6,795         3,192         2,612           --
Receivable for policy-related
 transactions.................          --            --          --            --            --        1,083
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total assets...............  16,166,245   113,967,802  20,569,646    11,784,048    40,450,020    4,254,453
                               -----------  ------------ -----------   -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --          --            --            --        1,073
Payable for policy-related
 transactions.................      15,931        10,660       6,794         3,192         2,612           --
                               -----------  ------------ -----------   -----------   -----------   ----------
   Total liabilities..........      15,931        10,660       6,794         3,192         2,612        1,073
                               -----------  ------------ -----------   -----------   -----------   ----------
NET ASSETS.................... $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $16,104,359  $113,956,756 $20,562,597   $11,780,507   $40,447,408   $4,253,380
Retained by AXA Equitable in
 Separate Account No. 70......      45,955           386         255           349            --           --
                               -----------  ------------ -----------   -----------   -----------   ----------
TOTAL NET ASSETS.............. $16,150,314  $113,957,142 $20,562,852   $11,780,856   $40,447,408   $4,253,380
                               ===========  ============ ===========   ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $11,514,289  $115,311,173 $18,518,199   $ 9,637,870   $33,567,233   $3,651,667

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                NEUBERGER
                               BERMAN U.S.      PIMCO                                 PIMCO GLOBAL
                               EQUITY INDEX COMMODITYREAL    PIMCO                    MULTI-ASSET
                                 PUTWRITE     RETURN(R)     EMERGING    PIMCO GLOBAL    MANAGED    PIMCO REAL
                                 STRATEGY     STRATEGY    MARKETS BOND BOND PORTFOLIO  ALLOCATION    RETURN
                                PORTFOLIO     PORTFOLIO    PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ------------- ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,290,739   $16,894,519  $20,453,817    $3,305,557    $1,506,083  $55,632,827
Receivable for shares of the
 Portfolios sold..............          83         2,143           --           874            51           --
Receivable for policy-related
 transactions.................          --            --        7,671           448            --        1,749
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total assets...............   2,290,822    16,896,662   20,461,488     3,306,879     1,506,134   55,634,576
                                ----------   -----------  -----------    ----------    ----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --        7,671            --            --        1,710
Payable for policy-related
 transactions.................          22         2,144           --            --            51           --
                                ----------   -----------  -----------    ----------    ----------  -----------
   Total liabilities..........          22         2,144        7,671            --            51        1,710
                                ----------   -----------  -----------    ----------    ----------  -----------
NET ASSETS....................  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

NET ASSETS:
Accumulation unit values......  $2,290,800   $16,872,389  $20,429,367    $3,306,879    $1,506,066  $55,587,891
Retained by AXA Equitable in
 Separate Account No. 70......          --        22,129       24,450            --            17       44,975
                                ----------   -----------  -----------    ----------    ----------  -----------
TOTAL NET ASSETS..............  $2,290,800   $16,894,518  $20,453,817    $3,306,879    $1,506,083  $55,632,866
                                ==========   ===========  ===========    ==========    ==========  ===========

Investments in shares of the
 Portfolios, at cost..........  $2,207,105   $21,748,986  $20,547,022    $3,233,112    $1,379,806  $58,814,981

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                     PUTNAM VT               PUTNAM VT
                               PIMCO TOTAL                            ABSOLUTE   PUTNAM VT  GLOBAL ASSET
                                 RETURN     PROFUND VP  PROFUND VP   RETURN 500 DIVERSIFIED  ALLOCATION
                                PORTFOLIO      BEAR    BIOTECHNOLOGY    FUND    INCOME FUND     FUND
                               ------------ ---------- ------------- ---------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $167,567,876  $122,925   $48,447,128  $2,614,883 $10,380,444  $4,308,100
Receivable for shares of the
 Portfolios sold..............       25,148         5        13,358          --          --         139
Receivable for policy-related
 transactions.................           --        --            --       2,193       5,230          --
                               ------------  --------   -----------  ---------- -----------  ----------
   Total assets...............  167,593,024   122,930    48,460,486   2,617,076  10,385,674   4,308,239
                               ------------  --------   -----------  ---------- -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --        --            --       2,150       5,208          --
Payable for policy-related
 transactions.................       25,148         4        13,358          --          --         133
                               ------------  --------   -----------  ---------- -----------  ----------
   Total liabilities..........       25,148         4        13,358       2,150       5,208         133
                               ------------  --------   -----------  ---------- -----------  ----------
NET ASSETS.................... $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

NET ASSETS:
Accumulation unit values...... $167,554,201  $121,769   $48,437,027  $2,614,926 $10,380,466  $4,308,106
Retained by AXA Equitable in
 Separate Account No. 70......       13,675     1,157        10,101          --          --          --
                               ------------  --------   -----------  ---------- -----------  ----------
TOTAL NET ASSETS.............. $167,567,876  $122,926   $48,447,128  $2,614,926 $10,380,466  $4,308,106
                               ============  ========   ===========  ========== ===========  ==========

Investments in shares of the
 Portfolios, at cost.......... $169,290,925  $175,971   $45,876,038  $2,497,361 $ 9,916,650  $3,972,115

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             QS LEGG MASON
                                             DYNAMIC MULTI-                    SEI VP     SEI VP MARKET SEI VP MARKET
                                 PUTNAM VT    STRATEGY VIT  SEI VP BALANCED CONSERVATIVE     GROWTH     PLUS STRATEGY
                               RESEARCH FUND   PORTFOLIO     STRATEGY FUND  STRATEGY FUND STRATEGY FUND     FUND
                               ------------- -------------- --------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $465,943      $3,810,621     $9,077,062     $11,784,452   $7,667,558    $2,072,408
Receivable for shares of the
 Portfolios sold..............         15             138             --           1,567          252            69
Receivable for policy-related
 transactions.................         --              --          4,320              --           --            --
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total assets...............    465,958       3,810,759      9,081,382      11,786,019    7,667,810     2,072,477
                                 --------      ----------     ----------     -----------   ----------    ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         --              --          4,320              --           --            --
Payable for policy-related
 transactions.................         --             124             --           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
   Total liabilities..........         --             124          4,320           1,568          252            69
                                 --------      ----------     ----------     -----------   ----------    ----------
NET ASSETS....................   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

NET ASSETS:
Accumulation unit values......   $465,958      $3,810,635     $9,076,332     $11,784,451   $7,667,543    $2,072,393
Retained by AXA Equitable in
 Separate Account No. 70......         --              --            730              --           15            15
                                 --------      ----------     ----------     -----------   ----------    ----------
TOTAL NET ASSETS..............   $465,958      $3,810,635     $9,077,062     $11,784,451   $7,667,558    $2,072,408
                                 ========      ==========     ==========     ===========   ==========    ==========

Investments in shares of the
 Portfolios, at cost..........   $402,718      $3,619,767     $8,556,580     $11,570,573   $7,142,887    $1,802,013

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                           T. ROWE PRICE  TEMPLETON
                                  SEI VP     T. ROWE PRICE    HEALTH     DEVELOPING   TEMPLETON   TEMPLETON
                                 MODERATE    EQUITY INCOME   SCIENCES    MARKETS VIP FOREIGN VIP GLOBAL BOND
                               STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II     FUND        FUND      VIP FUND
                               ------------- ------------- ------------- ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,448,852    $7,729,403   $146,771,408  $14,176,187 $8,634,403  $134,448,262
Receivable for shares of the
 Portfolios sold..............         752         1,091         11,424          559      4,607            --
Receivable for policy-related
 transactions.................          --            --             --           --         --         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total assets...............   8,449,604     7,730,494    146,782,832   14,176,746  8,639,010   134,449,741
                                ----------    ----------   ------------  ----------- ----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --            --             --           --         --         1,479
Payable for policy-related
 transactions.................         752         1,091         11,335          559      4,607            --
                                ----------    ----------   ------------  ----------- ----------  ------------
   Total liabilities..........         752         1,091         11,335          559      4,607         1,479
                                ----------    ----------   ------------  ----------- ----------  ------------
NET ASSETS....................  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

NET ASSETS:
Accumulation unit values......  $8,448,056    $7,729,403   $146,771,497  $14,128,591 $8,631,931  $134,443,311
Retained by AXA Equitable in
 Separate Account No. 70......         796            --             --       47,596      2,472         4,951
                                ----------    ----------   ------------  ----------- ----------  ------------
TOTAL NET ASSETS..............  $8,448,852    $7,729,403   $146,771,497  $14,176,187 $8,634,403  $134,448,262
                                ==========    ==========   ============  =========== ==========  ============

Investments in shares of the
 Portfolios, at cost..........  $8,015,025    $7,700,949   $134,584,203  $11,090,352 $8,325,551  $142,330,776

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                VANECK VIP
                                                                               UNCONSTRAINED
                                                        TEMPLETON  VANECK VIP    EMERGING
                                                        GROWTH VIP GLOBAL HARD MARKETS BOND
                                                           FUND    ASSETS FUND     FUND
                                                        ---------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,961,163 $26,050,439   $939,992
Receivable for shares of the Portfolios sold...........         79       4,443         31
Receivable for policy-related transactions.............         --          --         14
                                                        ---------- -----------   --------
   Total assets........................................  1,961,242  26,054,882    940,037
                                                        ---------- -----------   --------

LIABILITIES:
Payable for policy-related transactions................         79       4,443         --
                                                        ---------- -----------   --------
   Total liabilities...................................         79       4,443         --
                                                        ---------- -----------   --------
NET ASSETS............................................. $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

NET ASSETS:
Accumulation unit values............................... $1,960,740 $26,028,910   $940,037
Retained by AXA Equitable in Separate Account No. 70...        423      21,529         --
                                                        ---------- -----------   --------
TOTAL NET ASSETS....................................... $1,961,163 $26,050,439   $940,037
                                                        ========== ===========   ========

Investments in shares of the Portfolios, at cost....... $1,693,278 $26,114,902   $856,993

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                          SHARE CLASS** PORTFOLIO SHARES HELD
                                                        --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES.........................        B                617,068
1290 VT CONVERTIBLE SECURITIES.........................        K                428,462

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................        B              1,468,284

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................        B              2,085,020

1290 VT ENERGY.........................................        B                576,507
1290 VT ENERGY.........................................        K                 93,663

1290 VT EQUITY INCOME..................................        A              3,905,193
1290 VT EQUITY INCOME..................................        B              1,688,777

1290 VT GAMCO MERGERS & ACQUISITIONS...................        A                965,319
1290 VT GAMCO MERGERS & ACQUISITIONS...................        B                431,991

1290 VT GAMCO SMALL COMPANY VALUE......................        A              4,021,186
1290 VT GAMCO SMALL COMPANY VALUE......................        B                703,562

1290 VT HIGH YIELD BOND................................        B              1,404,556

1290 VT LOW VOLATILITY GLOBAL EQUITY...................        B                214,295

1290 VT NATURAL RESOURCES..............................        B                723,255

1290 VT REAL ESTATE....................................        B              1,215,821

1290 VT SMARTBETA EQUITY...............................        B                657,680
1290 VT SMARTBETA EQUITY...............................        K                556,672

1290 VT SOCIALLY RESPONSIBLE...........................        B                363,799

7TWELVE/TM/ BALANCED PORTFOLIO.........................     CLASS 4           5,746,263

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............     CLASS B             466,400

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................     CLASS B              39,484

AB VPS GROWTH AND INCOME PORTFOLIO.....................     CLASS B             127,551

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................     CLASS B             423,016

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................     CLASS B             606,667

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................     CLASS B             187,463

ALL ASSET GROWTH-ALT 20................................        A              1,489,598
ALL ASSET GROWTH-ALT 20................................        B                591,096

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......    CLASS III            244,530

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........    CLASS II             619,814

AMERICAN CENTURY VP LARGE COMPANY VALUE................    CLASS II             148,572

AMERICAN CENTURY VP MID CAP VALUE FUND.................    CLASS II           6,272,326

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................     CLASS 4           2,177,970

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......     CLASS 4           3,832,681

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................     CLASS 4             262,796

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................     CLASS 4             669,414

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................     CLASS 4             242,449

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................     CLASS 4             316,722

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2             561,313

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4            2,135,544

AXA 400 MANAGED VOLATILITY........................        B               3,510,827

AXA 500 MANAGED VOLATILITY........................        B               7,533,710

AXA 2000 MANAGED VOLATILITY.......................        B               3,633,079

AXA AGGRESSIVE ALLOCATION.........................        A               1,655,950
AXA AGGRESSIVE ALLOCATION.........................        B                 578,232

AXA AGGRESSIVE STRATEGY...........................        B             239,579,626

AXA BALANCED STRATEGY.............................        B             195,680,072

AXA CONSERVATIVE GROWTH STRATEGY..................        B              97,068,393

AXA CONSERVATIVE STRATEGY.........................        B              58,408,838

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A                 364,213
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B                 575,530

AXA GROWTH STRATEGY...............................        B             238,936,115

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        A                 485,345
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........        B                 724,202

AXA INTERNATIONAL MANAGED VOLATILITY..............        B               8,200,841

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........        A                 246,152

AXA LARGE CAP CORE MANAGED VOLATILITY.............        B                 981,928

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        A                 189,076
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........        B                 605,389

AXA LARGE CAP VALUE MANAGED VOLATILITY............        A                 564,757
AXA LARGE CAP VALUE MANAGED VOLATILITY............        B                 782,411

AXA MID CAP VALUE MANAGED VOLATILITY..............        A                 298,712
AXA MID CAP VALUE MANAGED VOLATILITY..............        B                 741,605

AXA MODERATE ALLOCATION...........................        A               7,198,172
AXA MODERATE ALLOCATION...........................        B               3,072,012

AXA MODERATE GROWTH STRATEGY......................        B             377,626,976

AXA MODERATE-PLUS ALLOCATION......................        A               3,143,581
AXA MODERATE-PLUS ALLOCATION......................        B               1,902,401

AXA ULTRA CONSERVATIVE STRATEGY...................        B              13,349,632

AXA/AB DYNAMIC GROWTH.............................        B              48,042,766

AXA/AB DYNAMIC MODERATE GROWTH....................        B             212,860,393

AXA/AB SHORT DURATION GOVERNMENT BOND.............        B                 208,193

AXA/AB SMALL CAP GROWTH...........................        A               2,540,959
AXA/AB SMALL CAP GROWTH...........................        B               1,186,970

AXA/CLEARBRIDGE LARGE CAP GROWTH..................        B               7,096,027

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        A               1,455,722
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........        B                 461,768

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        A                 168,711
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B                 515,303

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A                 630,524
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B                 491,526

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                               SHARE CLASS** PORTFOLIO SHARES HELD
                                                             --------------- ---------------------

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION......................        B             42,833,507

AXA/INVESCO STRATEGIC ALLOCATION............................        B             21,973,512

AXA/JANUS ENTERPRISE........................................        A              1,976,788
AXA/JANUS ENTERPRISE........................................        B              1,016,289

AXA/LEGG MASON STRATEGIC ALLOCATION.........................        B             10,431,810

AXA/LOOMIS SAYLES GROWTH....................................        A              5,840,850
AXA/LOOMIS SAYLES GROWTH....................................        B              2,432,720

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        A                 84,508
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..............        B                204,988

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        A                233,249
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............        B              1,100,456

BLACKROCK GLOBAL ALLOCATION V.I. FUND.......................    CLASS III          8,160,877

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND....................    CLASS III            143,594

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND..................    CLASS III          3,019,398

CHARTER/SM/ AGGRESSIVE GROWTH...............................        B                577,461

CHARTER/SM/ CONSERVATIVE....................................        B              3,000,307

CHARTER/SM/ GROWTH..........................................        B              1,245,613

CHARTER/SM/ MODERATE........................................        B              3,151,550

CHARTER/SM/ MODERATE GROWTH.................................        B              2,243,313

CHARTER/SM/ MULTI-SECTOR BOND...............................        B                473,488

CHARTER/SM/ SMALL CAP GROWTH................................        B                698,331

CHARTER/SM/ SMALL CAP VALUE.................................        B                766,856

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO............    CLASS II           2,006,019

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.................    CLASS II             308,065

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO............    CLASS II           1,508,904

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO......................    CLASS II             229,059

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...................  SERVICE CLASS        1,657,474

DELAWARE VIP(R) EMERGING MARKETS SERIES.....................  SERVICE CLASS          127,855

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES......  SERVICE CLASS        1,046,810

EATON VANCE VT FLOATING-RATE INCOME FUND....................  INITIAL CLASS        3,054,939

EQ/BLACKROCK BASIC VALUE EQUITY.............................        A              5,222,443
EQ/BLACKROCK BASIC VALUE EQUITY.............................        B                753,842

EQ/CAPITAL GUARDIAN RESEARCH................................        A                516,074
EQ/CAPITAL GUARDIAN RESEARCH................................        B                230,887

EQ/COMMON STOCK INDEX.......................................        A              1,232,679
EQ/COMMON STOCK INDEX.......................................        B                283,444

EQ/CORE BOND INDEX..........................................        B             33,874,430

EQ/EMERGING MARKETS EQUITY PLUS.............................        B                723,859

EQ/EQUITY 500 INDEX.........................................        A              5,218,183
EQ/EQUITY 500 INDEX.........................................        B              1,795,826

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

EQ/GLOBAL BOND PLUS..............................................        A                558,892
EQ/GLOBAL BOND PLUS..............................................        B                510,627

EQ/INTERMEDIATE GOVERNMENT BOND..................................        B             12,256,748

EQ/INTERNATIONAL EQUITY INDEX....................................        A              3,087,606
EQ/INTERNATIONAL EQUITY INDEX....................................        B              1,878,839

EQ/INVESCO COMSTOCK..............................................        A              1,722,213
EQ/INVESCO COMSTOCK..............................................        B                507,300

EQ/JPMORGAN VALUE OPPORTUNITIES..................................        A                611,195
EQ/JPMORGAN VALUE OPPORTUNITIES..................................        B                508,104

EQ/LARGE CAP GROWTH INDEX........................................        A              3,373,937
EQ/LARGE CAP GROWTH INDEX........................................        B              1,323,733

EQ/LARGE CAP VALUE INDEX.........................................        A              3,263,814
EQ/LARGE CAP VALUE INDEX.........................................        B              1,176,082

EQ/MFS INTERNATIONAL GROWTH......................................        A              3,599,774
EQ/MFS INTERNATIONAL GROWTH......................................        B              2,072,197

EQ/MID CAP INDEX.................................................        A              4,315,005
EQ/MID CAP INDEX.................................................        B              1,442,354

EQ/MONEY MARKET..................................................        A             61,281,741
EQ/MONEY MARKET..................................................        B             62,470,735

EQ/OPPENHEIMER GLOBAL............................................        A              3,255,265
EQ/OPPENHEIMER GLOBAL............................................        B              1,061,933

EQ/PIMCO GLOBAL REAL RETURN......................................        B              2,145,771

EQ/PIMCO ULTRA SHORT BOND........................................        A              2,385,263
EQ/PIMCO ULTRA SHORT BOND........................................        B                939,309

EQ/QUALITY BOND PLUS.............................................        B              3,401,081

EQ/SMALL COMPANY INDEX...........................................        A              3,789,170
EQ/SMALL COMPANY INDEX...........................................        B              1,324,511

EQ/T. ROWE PRICE GROWTH STOCK....................................        A              3,339,729
EQ/T. ROWE PRICE GROWTH STOCK....................................        B              1,194,767

EQ/UBS GROWTH & INCOME...........................................        B                782,714

FEDERATED HIGH INCOME BOND FUND II...............................  SERVICE CLASS        2,827,547

FEDERATED KAUFMANN FUND II.......................................  SERVICE CLASS          397,019

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................. SERVICE CLASS 2          47,936

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.......................... SERVICE CLASS 2       4,881,602

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO........................... SERVICE CLASS 2          71,650

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO........................... SERVICE CLASS 2          88,042

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO........................... SERVICE CLASS 2          94,042

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO........................... SERVICE CLASS 2          68,657

FIDELITY(R) VIP MID CAP PORTFOLIO................................ SERVICE CLASS 2       2,306,408

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO....................... SERVICE CLASS 2      10,182,890

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.................... CLASS I SHARES          367,416

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES        3,666,048

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND......................    CLASS 2            2,842,090

FRANKLIN INCOME VIP FUND.........................................    CLASS 2            5,745,341

FRANKLIN MUTUAL SHARES VIP FUND..................................    CLASS 2              716,459

FRANKLIN RISING DIVIDENDS VIP FUND...............................    CLASS 2            2,861,500

FRANKLIN STRATEGIC INCOME VIP FUND...............................    CLASS 2            5,648,671

GOLDMAN SACHS VIT MID CAP VALUE FUND............................. SERVICE SHARES        1,808,625

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............. COMMON SHARES           167,995

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND....................... COMMON SHARES            27,611

HARTFORD CAPITAL APPRECIATION HLS FUND...........................       IC                368,052

HARTFORD GROWTH OPPORTUNITIES HLS FUND...........................       IC                902,178

INVESCO V.I. AMERICAN FRANCHISE FUND.............................   SERIES II               8,974

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.......................   SERIES II             944,186

INVESCO V.I. DIVERSIFIED DIVIDEND FUND...........................   SERIES II           2,909,563

INVESCO V.I. EQUITY AND INCOME FUND..............................   SERIES II             792,180

INVESCO V.I. GLOBAL HEALTH CARE FUND.............................   SERIES II             175,053

INVESCO V.I. GLOBAL REAL ESTATE FUND.............................   SERIES II           4,694,006

INVESCO V.I. HIGH YIELD FUND.....................................   SERIES II           7,567,695

INVESCO V.I. INTERNATIONAL GROWTH FUND...........................   SERIES II           1,343,551

INVESCO V.I. MID CAP CORE EQUITY FUND............................   SERIES II             912,152

INVESCO V.I. SMALL CAP EQUITY FUND...............................   SERIES II             992,386

IVY VIP ASSET STRATEGY...........................................    CLASS II           3,885,220

IVY VIP DIVIDEND OPPORTUNITIES...................................    CLASS II           1,870,757

IVY VIP ENERGY...................................................    CLASS II           6,075,443

IVY VIP HIGH INCOME..............................................    CLASS II          36,494,580

IVY VIP MICRO CAP GROWTH.........................................    CLASS II             154,129

IVY VIP MID CAP GROWTH...........................................    CLASS II           4,744,413

IVY VIP NATURAL RESOURCES........................................    CLASS II           2,292,629

IVY VIP SCIENCE AND TECHNOLOGY...................................    CLASS II           3,012,625

IVY VIP SMALL CAP GROWTH.........................................    CLASS II           2,407,301

JANUS HENDERSON VIT BALANCED PORTFOLIO........................... SERVICE SHARES        1,486,942

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO...................... SERVICE SHARES        2,252,372

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO................ SERVICE SHARES          629,963

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.............    CLASS 2            1,159,588

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO................    CLASS 2            1,455,444

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............. SERVICE SHARES        4,325,418

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO..............   VC SHARES           9,699,599

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO...............   VC SHARES             349,142

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO........   VC SHARES             347,158

MFS(R) INTERNATIONAL VALUE PORTFOLIO............................. SERVICE CLASS         8,510,746

MFS(R) INVESTORS TRUST SERIES.................................... SERVICE CLASS           451,788

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                    SHARE CLASS** PORTFOLIO SHARES HELD
                                                                  --------------- ---------------------

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO............ SERVICE CLASS           795,686

MFS(R) RESEARCH SERIES........................................... SERVICE CLASS            79,873

MFS(R) TECHNOLOGY PORTFOLIO...................................... SERVICE CLASS         1,972,911

MFS(R) UTILITIES SERIES.......................................... SERVICE CLASS         1,832,701

MFS(R) VALUE SERIES.............................................. SERVICE CLASS         1,160,485

MULTIMANAGER AGGRESSIVE EQUITY...................................       B                 267,637

MULTIMANAGER CORE BOND...........................................       B              11,527,805

MULTIMANAGER MID CAP GROWTH......................................       B               2,088,508

MULTIMANAGER MID CAP VALUE.......................................       B                 708,767

MULTIMANAGER TECHNOLOGY..........................................       B               1,560,414

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................. CLASS S SHARES          312,059

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO... CLASS S SHARES          231,388

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................. ADVISOR CLASS         2,333,497

PIMCO EMERGING MARKETS BOND PORTFOLIO............................ ADVISOR CLASS         1,556,607

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)........................... ADVISOR CLASS           268,963

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO............ ADVISOR CLASS           116,841

PIMCO REAL RETURN PORTFOLIO...................................... ADVISOR CLASS         4,479,294

PIMCO TOTAL RETURN PORTFOLIO..................................... ADVISOR CLASS        15,316,990

PROFUND VP BEAR.................................................. COMMON SHARES             3,718

PROFUND VP BIOTECHNOLOGY......................................... COMMON SHARES           688,169

PUTNAM VT ABSOLUTE RETURN 500 FUND...............................    CLASS B              243,698

PUTNAM VT DIVERSIFIED INCOME FUND................................    CLASS B            1,690,626

PUTNAM VT GLOBAL ASSET ALLOCATION FUND...........................    CLASS B              235,030

PUTNAM VT RESEARCH FUND..........................................    CLASS B               17,418

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO...............    CLASS II             288,902

SEI VP BALANCED STRATEGY FUND....................................   CLASS III             825,187

SEI VP CONSERVATIVE STRATEGY FUND................................   CLASS III           1,128,779

SEI VP MARKET GROWTH STRATEGY FUND...............................   CLASS III             688,291

SEI VP MARKET PLUS STRATEGY FUND.................................   CLASS III             176,375

SEI VP MODERATE STRATEGY FUND....................................   CLASS III             781,577

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.........................    CLASS II             265,069

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.......................    CLASS II           3,603,521

TEMPLETON DEVELOPING MARKETS VIP FUND............................    CLASS 2            1,385,747

TEMPLETON FOREIGN VIP FUND.......................................    CLASS 2              558,139

TEMPLETON GLOBAL BOND VIP FUND...................................    CLASS 2            8,143,444

TEMPLETON GROWTH VIP FUND........................................    CLASS 2              122,803

VANECK VIP GLOBAL HARD ASSETS FUND............................... CLASS S SHARES        1,139,066

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............. INITIAL CLASS           105,617

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $11.21         40
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $12.63         47
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $12.60         54

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.88      1,157
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $11.46          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.67        143
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $11.64        125

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.45        583
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $10.13        252
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.41        715
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.35        382
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $10.26         31
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $10.24         55

1290 VT ENERGY..........................  0.30%          B          $ 7.65          2
1290 VT ENERGY..........................  1.10%          B          $ 8.32        163
1290 VT ENERGY..........................  1.20%          B          $ 7.37         88
1290 VT ENERGY..........................  1.25%          B          $ 7.35        196

1290 VT EQUITY INCOME...................  1.30%          A          $22.96        718
1290 VT EQUITY INCOME...................  1.55%          A          $22.49         57
1290 VT EQUITY INCOME...................  1.65%          A          $22.31        155
1290 VT EQUITY INCOME...................  1.70%          A          $22.22        116
1290 VT EQUITY INCOME...................  1.10%          B          $12.40         97
1290 VT EQUITY INCOME...................  1.20%          B          $13.97         41
1290 VT EQUITY INCOME...................  1.25%          B          $13.94         82
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.70        586
1290 VT EQUITY INCOME...................  1.55%          B          $10.99        149
1290 VT EQUITY INCOME...................  1.65%          B          $10.78        252
1290 VT EQUITY INCOME...................  1.70%          B          $10.68         30

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $14.27        506
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.98         43
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $13.86        153
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $13.81        186
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.92          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $11.02        189
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $11.48         90
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $11.45        213

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $22.44         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $27.98      6,351
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $27.41        509
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $27.18      1,231
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $27.07      1,017
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $14.47          5
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $12.78      1,460
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $13.93        765
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $13.90      1,072

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND...............  1.10%          B          $10.80         61
1290 VT HIGH YIELD BOND...............  1.20%          B          $11.27         66
1290 VT HIGH YIELD BOND...............  1.25%          B          $11.25        320
1290 VT HIGH YIELD BOND...............  1.30%          B          $11.74        535
1290 VT HIGH YIELD BOND...............  1.55%          B          $11.16         13
1290 VT HIGH YIELD BOND...............  1.65%          B          $11.54         96
1290 VT HIGH YIELD BOND...............  1.70%          B          $11.51         91

1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.10%          B          $11.82         53
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.20%          B          $13.18         51
1290 VT LOW VOLATILITY GLOBAL EQUITY..  1.25%          B          $13.15         93

1290 VT NATURAL RESOURCES.............  1.10%          B          $10.10         84
1290 VT NATURAL RESOURCES.............  1.20%          B          $ 8.99         41
1290 VT NATURAL RESOURCES.............  1.25%          B          $ 8.97        140
1290 VT NATURAL RESOURCES.............  1.30%          B          $ 9.21        306
1290 VT NATURAL RESOURCES.............  1.55%          B          $ 9.34          3
1290 VT NATURAL RESOURCES.............  1.65%          B          $ 9.05         70
1290 VT NATURAL RESOURCES.............  1.70%          B          $ 9.03         36

1290 VT REAL ESTATE...................  1.10%          B          $10.58         63
1290 VT REAL ESTATE...................  1.20%          B          $11.89         47
1290 VT REAL ESTATE...................  1.25%          B          $11.86        113
1290 VT REAL ESTATE...................  1.30%          B          $12.12        597
1290 VT REAL ESTATE...................  1.55%          B          $10.86         17
1290 VT REAL ESTATE...................  1.65%          B          $11.91        168
1290 VT REAL ESTATE...................  1.70%          B          $11.89        120

1290 VT SMARTBETA EQUITY..............  1.10%          B          $12.16         35
1290 VT SMARTBETA EQUITY..............  1.20%          B          $13.65         29
1290 VT SMARTBETA EQUITY..............  1.25%          B          $13.62         42

1290 VT SOCIALLY RESPONSIBLE..........  1.10%          B          $12.48        137
1290 VT SOCIALLY RESPONSIBLE..........  1.20%          B          $15.07         37
1290 VT SOCIALLY RESPONSIBLE..........  1.25%          B          $15.04         37
1290 VT SOCIALLY RESPONSIBLE..........  1.30%          B          $22.23         40
1290 VT SOCIALLY RESPONSIBLE..........  1.55%          B          $16.12         18
1290 VT SOCIALLY RESPONSIBLE..........  1.65%          B          $21.17         13
1290 VT SOCIALLY RESPONSIBLE..........  1.70%          B          $15.68          3

7TWELVE/TM/ BALANCED PORTFOLIO........  1.10%       CLASS 4       $10.54        268
7TWELVE/TM/ BALANCED PORTFOLIO........  1.20%       CLASS 4       $10.56        655
7TWELVE/TM/ BALANCED PORTFOLIO........  1.25%       CLASS 4       $10.54        603
7TWELVE/TM/ BALANCED PORTFOLIO........  1.30%       CLASS 4       $11.78      3,545
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $10.62         15
7TWELVE/TM/ BALANCED PORTFOLIO........  1.55%       CLASS 4       $11.62         66
7TWELVE/TM/ BALANCED PORTFOLIO........  1.65%       CLASS 4       $11.55        599
7TWELVE/TM/ BALANCED PORTFOLIO........  1.70%       CLASS 4       $11.52        515

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.30%       CLASS B       $16.81        219
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.55%       CLASS B       $16.47         21
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.65%       CLASS B       $16.33         76
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO............................  1.70%       CLASS B       $16.27         13

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.10%       CLASS B       $12.42         42
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.20%       CLASS B       $12.98         10
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO............................  1.25%       CLASS B       $12.96         39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------

AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.10%       CLASS B       $12.74        186
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.20%       CLASS B       $13.20         56
AB VPS GROWTH AND INCOME
 PORTFOLIO....................  1.25%       CLASS B       $13.18         83

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.30%       CLASS B       $13.58        498
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.55%       CLASS B       $13.31         34
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.65%       CLASS B       $13.20        125
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO....................  1.70%       CLASS B       $13.14         59

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.10%       CLASS B       $11.27        232
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.20%       CLASS B       $11.92         81
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO....................  1.25%       CLASS B       $11.90        167

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.10%       CLASS B       $12.50        155
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.20%       CLASS B       $12.89         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO....................  1.25%       CLASS B       $12.87        135

ALL ASSET GROWTH-ALT 20.......  1.30%          A          $16.32      1,433
ALL ASSET GROWTH-ALT 20.......  1.55%          A          $15.98         82
ALL ASSET GROWTH-ALT 20.......  1.65%          A          $15.85        236
ALL ASSET GROWTH-ALT 20.......  1.70%          A          $15.79        195
ALL ASSET GROWTH-ALT 20.......  1.10%          B          $10.88        201
ALL ASSET GROWTH-ALT 20.......  1.20%          B          $10.87        546
ALL ASSET GROWTH-ALT 20.......  1.25%          B          $10.87        406

ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.10%      CLASS III      $12.33        161
ALPS | RED ROCKS LISTED
 PRIVATE EQUITY PORTFOLIO.....  1.25%      CLASS III      $12.28        107

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.10%      CLASS II       $10.09        259
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.20%      CLASS II       $10.10        117
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND..............  1.25%      CLASS II       $10.08        251

AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.30%      CLASS II       $21.42         57
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.55%      CLASS II       $20.99         17
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.65%      CLASS II       $20.81         37
AMERICAN CENTURY VP LARGE
 COMPANY VALUE................  1.70%      CLASS II       $20.73          2

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.30%      CLASS II       $15.86          4
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  0.65%      CLASS II       $23.75          3
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.10%      CLASS II       $12.83      1,216
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.20%      CLASS II       $15.28        503
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.25%      CLASS II       $15.24        648
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.30%      CLASS II       $26.38      3,012
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.55%      CLASS II       $25.84        123
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.65%      CLASS II       $25.63        604
AMERICAN CENTURY VP MID CAP
 VALUE FUND...................  1.70%      CLASS II       $25.52        443

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.10%       CLASS 4       $12.03      1,881
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.20%       CLASS 4       $13.17        605
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.....................  1.25%       CLASS 4       $13.14      1,550

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  0.65%       CLASS 4       $10.51          1
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.30%       CLASS 4       $10.28      2,537
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.55%       CLASS 4       $10.07         75
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.65%       CLASS 4       $10.10        636
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......  1.70%       CLASS 4       $10.08        761

AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  0.30%       CLASS 4       $14.87          1
AMERICAN FUNDS INSURANCE
 SERIES(R) GLOBAL GROWTH
 FUND/SM/.....................  1.10%       CLASS 4       $12.37        261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $14.32         94
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $14.29        233

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $13.29          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $11.49         75
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $12.80         71
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $12.77         79
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $14.45        670
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $13.65         30
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $14.20        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $14.17        137

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.78        496
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $15.14        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $15.11        227

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $10.86        191
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $11.10        125
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $11.08        190

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $13.60        387
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $12.76          3
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $13.37        106
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $13.33         66

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $12.04          6
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $11.93        435
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $11.59        238
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $11.57        317
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $12.37      2,282
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $11.97         60
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $12.16        497
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $12.13        551

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $20.73          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $16.41        405
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $23.68      1,583
AXA 400 MANAGED VOLATILITY.....................................  1.55%          B          $23.19        645
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $16.12        174
AXA 400 MANAGED VOLATILITY.....................................  1.65%          B          $23.00        653

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $16.08         104
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $22.91          28

AXA 500 MANAGED VOLATILITY...................  0.65%          B          $21.59           4
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $17.42         626
AXA 500 MANAGED VOLATILITY...................  1.30%          B          $22.68       3,850
AXA 500 MANAGED VOLATILITY...................  1.55%          B          $22.22       1,614
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $17.12         236
AXA 500 MANAGED VOLATILITY...................  1.65%          B          $22.04       1,694
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $17.08         101
AXA 500 MANAGED VOLATILITY...................  1.70%          B          $21.94         117

AXA 2000 MANAGED VOLATILITY..................  0.65%          B          $19.62           1
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $16.06         283
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $22.97       1,663
AXA 2000 MANAGED VOLATILITY..................  1.55%          B          $22.50         704
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $15.79          97
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $22.31         721
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $15.75          43
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $22.22          38

AXA AGGRESSIVE ALLOCATION....................  1.30%          A          $18.64         718
AXA AGGRESSIVE ALLOCATION....................  1.55%          A          $18.26         237
AXA AGGRESSIVE ALLOCATION....................  1.65%          A          $18.11         104
AXA AGGRESSIVE ALLOCATION....................  1.70%          A          $18.04          14
AXA AGGRESSIVE ALLOCATION....................  1.10%          B          $11.85         287
AXA AGGRESSIVE ALLOCATION....................  1.20%          B          $13.09          52
AXA AGGRESSIVE ALLOCATION....................  1.25%          B          $13.06         218

AXA AGGRESSIVE STRATEGY......................  1.30%          B          $16.07     166,037
AXA AGGRESSIVE STRATEGY......................  1.55%          B          $15.84       2,474
AXA AGGRESSIVE STRATEGY......................  1.65%          B          $15.74      23,276
AXA AGGRESSIVE STRATEGY......................  1.70%          B          $15.70      32,171

AXA BALANCED STRATEGY........................  0.65%          B          $13.94          --
AXA BALANCED STRATEGY........................  1.30%          B          $14.54     131,075
AXA BALANCED STRATEGY........................  1.30%          B          $16.25      19,056
AXA BALANCED STRATEGY........................  1.55%          B          $14.25       7,487
AXA BALANCED STRATEGY........................  1.55%          B          $15.90       2,260
AXA BALANCED STRATEGY........................  1.65%          B          $14.13      24,000
AXA BALANCED STRATEGY........................  1.65%          B          $15.76       4,942
AXA BALANCED STRATEGY........................  1.70%          B          $14.07      17,274
AXA BALANCED STRATEGY........................  1.70%          B          $15.69         958

AXA CONSERVATIVE GROWTH STRATEGY.............  0.65%          B          $13.04           7
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $13.53      68,930
AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B          $14.99       7,233
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $13.25       4,436
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B          $14.67       1,032
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $13.14      11,890
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B          $14.54       2,064
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $13.09       6,802
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B          $14.48         498

AXA CONSERVATIVE STRATEGY....................  1.30%          B          $11.64      40,547
AXA CONSERVATIVE STRATEGY....................  1.30%          B          $12.41       4,350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $11.40       2,985
AXA CONSERVATIVE STRATEGY.......................  1.55%          B          $12.14         414
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $11.31       6,980
AXA CONSERVATIVE STRATEGY.......................  1.65%          B          $12.04       1,097
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.26       4,393
AXA CONSERVATIVE STRATEGY.......................  1.70%          B          $11.99         355

AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          A          $16.66         280
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          A          $16.32          34
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          A          $16.19          75
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          A          $16.12          24
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.30%          B          $35.36         143
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.55%          B          $25.64         100
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.65%          B          $33.71          81
AXA GLOBAL EQUITY MANAGED VOLATILITY............  1.70%          B          $24.86          17

AXA GROWTH STRATEGY.............................  0.65%          B          $15.92           4
AXA GROWTH STRATEGY.............................  1.30%          B          $16.79     164,626
AXA GROWTH STRATEGY.............................  1.30%          B          $19.44      23,892
AXA GROWTH STRATEGY.............................  1.55%          B          $16.45       3,503
AXA GROWTH STRATEGY.............................  1.55%          B          $19.02       2,003
AXA GROWTH STRATEGY.............................  1.65%          B          $16.32      21,630
AXA GROWTH STRATEGY.............................  1.65%          B          $18.85       7,938
AXA GROWTH STRATEGY.............................  1.70%          B          $16.25      29,765
AXA GROWTH STRATEGY.............................  1.70%          B          $18.77       2,606

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          A          $12.83         322
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          A          $12.57          12
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          A          $12.47          72
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          A          $12.42          26
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.30%          B          $17.85         234
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.55%          B          $14.58         108
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.65%          B          $17.00         117
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......  1.70%          B          $14.17          32

AXA INTERNATIONAL MANAGED VOLATILITY............  0.65%          B          $12.58           2
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.46         236
AXA INTERNATIONAL MANAGED VOLATILITY............  1.30%          B          $12.66       4,397
AXA INTERNATIONAL MANAGED VOLATILITY............  1.55%          B          $12.40       2,057
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.24         147
AXA INTERNATIONAL MANAGED VOLATILITY............  1.65%          B          $12.30       2,038
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.21         116
AXA INTERNATIONAL MANAGED VOLATILITY............  1.70%          B          $12.25          72

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.30%          A          $12.51         170
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.55%          A          $12.26          35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.65%          A          $12.16          56
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......  1.70%          A          $12.11          16

AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.30%          B          $24.20         197
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.55%          B          $17.90          70
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.65%          B          $23.06         173
AXA LARGE CAP CORE MANAGED VOLATILITY...........  1.70%          B          $17.39          47

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          A          $24.84         164
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          A          $24.33          13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          A          $24.13          52
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          A          $24.03          26
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.30%          B          $29.00         311
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          B          $32.10         115
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.65%          B          $27.66         197
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          B          $31.11          45

AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          A          $21.52         363
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          A          $21.08          34
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          A          $20.90          70
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          A          $20.82          36
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.30%          B          $19.95         355
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          B          $22.45         114
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.65%          B          $19.02         208
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          B          $21.78          57

AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          A          $23.52         167
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          A          $23.04          10
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          A          $22.85          39
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          A          $22.76          13
AXA MID CAP VALUE MANAGED VOLATILITY............  1.30%          B          $27.07         228
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          B          $28.98          42
AXA MID CAP VALUE MANAGED VOLATILITY............  1.65%          B          $25.82         188
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          B          $28.08          31

AXA MODERATE ALLOCATION.........................  1.30%          A          $14.42       5,349
AXA MODERATE ALLOCATION.........................  1.55%          A          $14.12         360
AXA MODERATE ALLOCATION.........................  1.65%          A          $14.01         822
AXA MODERATE ALLOCATION.........................  1.70%          A          $13.95         714
AXA MODERATE ALLOCATION.........................  1.10%          B          $10.95       1,490
AXA MODERATE ALLOCATION.........................  1.20%          B          $11.52         257
AXA MODERATE ALLOCATION.........................  1.25%          B          $11.50       2,145

AXA MODERATE GROWTH STRATEGY....................  0.65%          B          $14.91           5
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $15.65     258,076
AXA MODERATE GROWTH STRATEGY....................  1.30%          B          $18.12      25,489
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $15.33      27,058
AXA MODERATE GROWTH STRATEGY....................  1.55%          B          $17.73       3,160
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $15.20      57,284
AXA MODERATE GROWTH STRATEGY....................  1.65%          B          $17.57       7,642
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $15.14      29,115
AXA MODERATE GROWTH STRATEGY....................  1.70%          B          $17.50       2,464

AXA MODERATE-PLUS ALLOCATION....................  1.30%          A          $16.45       1,688
AXA MODERATE-PLUS ALLOCATION....................  1.55%          A          $16.12         231
AXA MODERATE-PLUS ALLOCATION....................  1.65%          A          $15.98         247
AXA MODERATE-PLUS ALLOCATION....................  1.70%          A          $15.92          42
AXA MODERATE-PLUS ALLOCATION....................  1.10%          B          $11.41         916
AXA MODERATE-PLUS ALLOCATION....................  1.20%          B          $12.29         206
AXA MODERATE-PLUS ALLOCATION....................  1.25%          B          $12.26         724

AXA ULTRA CONSERVATIVE STRATEGY.................  1.30%          B          $10.16       6,602
AXA ULTRA CONSERVATIVE STRATEGY.................  1.55%          B          $10.00         517
AXA ULTRA CONSERVATIVE STRATEGY.................  1.65%          B          $ 9.94       2,160
AXA ULTRA CONSERVATIVE STRATEGY.................  1.70%          B          $ 9.91       3,782

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/AB DYNAMIC GROWTH.............................  1.30%          B          $10.98      41,035
AXA/AB DYNAMIC GROWTH.............................  1.65%          B          $10.88       4,964
AXA/AB DYNAMIC GROWTH.............................  1.70%          B          $10.86       2,759

AXA/AB DYNAMIC MODERATE GROWTH....................  0.30%          B          $12.28           4
AXA/AB DYNAMIC MODERATE GROWTH....................  1.10%          B          $10.90         440
AXA/AB DYNAMIC MODERATE GROWTH....................  1.20%          B          $11.83         255
AXA/AB DYNAMIC MODERATE GROWTH....................  1.25%          B          $11.80         219
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $12.82       4,826
AXA/AB DYNAMIC MODERATE GROWTH....................  1.30%          B          $13.43     138,077
AXA/AB DYNAMIC MODERATE GROWTH....................  1.55%          B          $13.20       7,862
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $12.60         794
AXA/AB DYNAMIC MODERATE GROWTH....................  1.65%          B          $13.11      30,269
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $12.57         783
AXA/AB DYNAMIC MODERATE GROWTH....................  1.70%          B          $13.06      25,118

AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.10%          B          $ 9.70          84
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.20%          B          $ 9.44          14
AXA/AB SHORT DURATION GOVERNMENT BOND.............  1.25%          B          $ 9.42         116

AXA/AB SMALL CAP GROWTH...........................  1.30%          A          $28.51         971
AXA/AB SMALL CAP GROWTH...........................  1.55%          A          $27.93          73
AXA/AB SMALL CAP GROWTH...........................  1.65%          A          $27.70         227
AXA/AB SMALL CAP GROWTH...........................  1.70%          A          $27.59         568
AXA/AB SMALL CAP GROWTH...........................  1.10%          B          $12.39         272
AXA/AB SMALL CAP GROWTH...........................  1.20%          B          $13.69         164
AXA/AB SMALL CAP GROWTH...........................  1.25%          B          $13.66         180
AXA/AB SMALL CAP GROWTH...........................  1.30%          B          $31.85         164
AXA/AB SMALL CAP GROWTH...........................  1.55%          B          $38.61          81
AXA/AB SMALL CAP GROWTH...........................  1.65%          B          $30.37         174
AXA/AB SMALL CAP GROWTH...........................  1.70%          B          $37.41          18

AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $17.89       2,537
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.30%          B          $29.15         204
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $17.58         283
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.55%          B          $20.59         124
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $17.45         654
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.65%          B          $27.77         168
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $17.39         390
AXA/CLEARBRIDGE LARGE CAP GROWTH..................  1.70%          B          $20.00          20

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          A          $16.54         155
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          A          $16.21          13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          A          $16.07         842
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          A          $16.01          11
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.30%          B          $14.57         215
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.55%          B          $14.16          66
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.65%          B          $14.00          76
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........  1.70%          B          $13.92           8

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          A          $22.87          86
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          A          $22.40          14
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          A          $22.22          28
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          A          $22.13           3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.30%          B          $17.47         243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.55%          B          $16.98         65
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.65%          B          $16.78        173
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...  1.70%          B          $16.69         48

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          A          $17.83        268
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          A          $17.47          6
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          A          $17.32        101
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          A          $17.25         45
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.30%          B          $13.04        244
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.55%          B          $12.69         72
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.65%          B          $12.55        120
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................  1.70%          B          $12.49         15

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.30%          B          $10.94     35,573
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.65%          B          $10.84      4,567
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............  1.70%          B          $10.83      1,344

AXA/INVESCO STRATEGIC ALLOCATION..................  1.30%          B          $10.49     19,337
AXA/INVESCO STRATEGIC ALLOCATION..................  1.65%          B          $10.39      2,055
AXA/INVESCO STRATEGIC ALLOCATION..................  1.70%          B          $10.38        701

AXA/JANUS ENTERPRISE..............................  1.30%          A          $19.52      1,211
AXA/JANUS ENTERPRISE..............................  1.55%          A          $19.12        189
AXA/JANUS ENTERPRISE..............................  1.65%          A          $18.97        295
AXA/JANUS ENTERPRISE..............................  1.70%          A          $18.89        149
AXA/JANUS ENTERPRISE..............................  1.10%          B          $10.68        226
AXA/JANUS ENTERPRISE..............................  1.20%          B          $11.67        115
AXA/JANUS ENTERPRISE..............................  1.25%          B          $11.64        150
AXA/JANUS ENTERPRISE..............................  1.30%          B          $24.73        221
AXA/JANUS ENTERPRISE..............................  1.55%          B          $23.95        140
AXA/JANUS ENTERPRISE..............................  1.65%          B          $23.64        135
AXA/JANUS ENTERPRISE..............................  1.70%          B          $23.49         25

AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.30%          B          $11.56      9,659
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.65%          B          $11.48        868
AXA/LEGG MASON STRATEGIC ALLOCATION...............  1.70%          B          $11.47         17

AXA/LOOMIS SAYLES GROWTH..........................  1.30%          A          $25.65      1,454
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          A          $25.12        102
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          A          $24.92        259
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          A          $24.81        144
AXA/LOOMIS SAYLES GROWTH..........................  1.10%          B          $14.43        544
AXA/LOOMIS SAYLES GROWTH..........................  1.20%          B          $17.26        160
AXA/LOOMIS SAYLES GROWTH..........................  1.25%          B          $17.22        294
AXA/LOOMIS SAYLES GROWTH..........................  1.30%          B          $24.51        140
AXA/LOOMIS SAYLES GROWTH..........................  1.55%          B          $24.12         30
AXA/LOOMIS SAYLES GROWTH..........................  1.65%          B          $23.97         33
AXA/LOOMIS SAYLES GROWTH..........................  1.70%          B          $23.89         10

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          A          $20.25         32
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          A          $19.84          4
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          A          $19.68         24
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          A          $19.60          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.30%          B          $15.96         89
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.55%          B          $15.51          5
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.65%          B          $15.33         68
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....  1.70%          B          $15.24         30

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $17.36        110
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $17.01         34
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $16.87         45
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $16.80          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  0.30%          B          $12.78          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.10%          B          $11.30         42
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.20%          B          $12.31         56
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.25%          B          $12.28         60
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $13.80        321
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $13.41        254
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $13.26        396
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $13.18         30

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  0.30%      CLASS III      $12.03          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.10%      CLASS III      $10.78      1,039
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.20%      CLASS III      $11.58        786
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.25%      CLASS III      $11.56      1,340
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.30%      CLASS III      $14.47      3,985
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.55%      CLASS III      $14.17        157
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.65%      CLASS III      $14.05      1,013
BLACKROCK GLOBAL ALLOCATION V.I. FUND.............  1.70%      CLASS III      $14.00        799

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  0.30%      CLASS III      $12.83         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.10%      CLASS III      $11.71         52
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.20%      CLASS III      $12.35         31
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........  1.25%      CLASS III      $12.32        110

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.30%      CLASS III      $27.12      1,171
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.55%      CLASS III      $26.57         58
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.65%      CLASS III      $26.35        239
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........  1.70%      CLASS III      $26.24        143

CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.10%          B          $11.07        155
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.20%          B          $11.72        201
CHARTER/SM/ AGGRESSIVE GROWTH.....................  1.25%          B          $11.69        200

CHARTER/SM/ CONSERVATIVE..........................  1.10%          B          $10.59        769
CHARTER/SM/ CONSERVATIVE..........................  1.20%          B          $10.81        415
CHARTER/SM/ CONSERVATIVE..........................  1.25%          B          $10.79      1,708

CHARTER/SM/ GROWTH................................  1.10%          B          $10.98        204
CHARTER/SM/ GROWTH................................  1.20%          B          $11.55        496
CHARTER/SM/ GROWTH................................  1.25%          B          $11.53        478

CHARTER/SM/ MODERATE..............................  0.30%          B          $11.58         14
CHARTER/SM/ MODERATE..............................  1.10%          B          $10.78        664
CHARTER/SM/ MODERATE..............................  1.20%          B          $11.15        717
CHARTER/SM/ MODERATE..............................  1.25%          B          $11.12      1,382
CHARTER/SM/ MODERATE..............................  1.30%          B          $10.88        225
CHARTER/SM/ MODERATE..............................  1.65%          B          $10.77         24
CHARTER/SM/ MODERATE..............................  1.70%          B          $10.76         11

CHARTER/SM/ MODERATE GROWTH.......................  0.30%          B          $11.88          2
CHARTER/SM/ MODERATE GROWTH.......................  1.10%          B          $10.92        575
CHARTER/SM/ MODERATE GROWTH.......................  1.20%          B          $11.44        589
CHARTER/SM/ MODERATE GROWTH.......................  1.25%          B          $11.41        782
CHARTER/SM/ MODERATE GROWTH.......................  1.30%          B          $11.07        158
CHARTER/SM/ MODERATE GROWTH.......................  1.65%          B          $10.96         49

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

CHARTER/SM/ MULTI-SECTOR BOND.....................  1.30%          B          $11.67        104
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.55%          B          $28.46         10
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.65%          B          $11.19         23
CHARTER/SM/ MULTI-SECTOR BOND.....................  1.70%          B          $27.15          2

CHARTER/SM/ SMALL CAP GROWTH......................  0.30%          B          $13.01         10
CHARTER/SM/ SMALL CAP GROWTH......................  1.10%          B          $11.91         38
CHARTER/SM/ SMALL CAP GROWTH......................  1.20%          B          $12.53         21
CHARTER/SM /SMALL CAP GROWTH......................  1.25%          B          $12.50         14
CHARTER/SM /SMALL CAP GROWTH......................  1.30%          B          $ 7.84        552
CHARTER/SM /SMALL CAP GROWTH......................  1.55%          B          $12.96        146
CHARTER/SM /SMALL CAP GROWTH......................  1.65%          B          $12.72        173
CHARTER/SM /SMALL CAP GROWTH......................  1.70%          B          $12.59         39

CHARTER/SM /SMALL CAP VALUE.......................  1.10%          B          $11.55         38
CHARTER/SM /SMALL CAP VALUE.......................  1.20%          B          $11.45         26
CHARTER/SM /SMALL CAP VALUE.......................  1.25%          B          $11.43         33
CHARTER/SM /SMALL CAP VALUE.......................  1.30%          B          $19.86        302
CHARTER/SM /SMALL CAP VALUE.......................  1.55%          B          $24.98         92
CHARTER/SM /SMALL CAP VALUE.......................  1.65%          B          $18.94        153
CHARTER/SM /SMALL CAP VALUE.......................  1.70%          B          $24.23         61

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.10%      CLASS II       $10.59        572
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.20%      CLASS II       $11.78        330
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.25%      CLASS II       $11.76        325
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.30%      CLASS II       $11.73      2,706
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.65%      CLASS II       $11.59        251
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..  1.70%      CLASS II       $11.57        457

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.30%      CLASS II       $12.59        933
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.65%      CLASS II       $12.46         53
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......  1.70%      CLASS II       $12.44         39

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.10%      CLASS II       $12.64        338
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.20%      CLASS II       $13.34        190
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.25%      CLASS II       $13.31        300
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.30%      CLASS II       $13.29      1,163
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.65%      CLASS II       $13.12         69
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..  1.70%      CLASS II       $13.10        233

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.30%      CLASS II       $11.80        325
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.65%      CLASS II       $11.68         39
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............  1.70%      CLASS II       $11.66         27

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $11.04         14
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $10.19        615
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $10.63        423
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $10.61        604

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.10%    SERVICE CLASS    $12.26        117
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.20%    SERVICE CLASS    $11.64         61
DELAWARE VIP(R) EMERGING MARKETS SERIES...........  1.25%    SERVICE CLASS    $11.61         89

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  0.30%    SERVICE CLASS    $10.46          5
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.10%    SERVICE CLASS    $10.00        329
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.20%    SERVICE CLASS    $10.07        105
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  1.25%    SERVICE CLASS    $10.05        578

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EATON VANCE VT FLOATING-RATE INCOME FUND..........  0.30%    INITIAL CLASS    $11.18         11
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.10%    INITIAL CLASS    $10.58        660
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.20%    INITIAL CLASS    $10.76        367
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.25%    INITIAL CLASS    $10.74        889
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.30%    INITIAL CLASS    $10.67        534
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.65%    INITIAL CLASS    $10.56         87
EATON VANCE VT FLOATING-RATE INCOME FUND..........  1.70%    INITIAL CLASS    $10.55        104

EQ/BLACKROCK BASIC VALUE EQUITY...................  1.30%          A          $20.97      4,343
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.55%          A          $20.54        270
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.65%          A          $20.38        855
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.70%          A          $20.29        734
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.10%          B          $11.11        691
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.20%          B          $13.06        410
EQ/BLACKROCK BASIC VALUE EQUITY...................  1.25%          B          $13.03        433

EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          A          $26.91        291
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          A          $26.36         33
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          A          $26.15         87
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          A          $26.04        107
EQ/CAPITAL GUARDIAN RESEARCH......................  1.30%          B          $27.04        103
EQ/CAPITAL GUARDIAN RESEARCH......................  1.55%          B          $24.94         23
EQ/CAPITAL GUARDIAN RESEARCH......................  1.65%          B          $25.76         86
EQ/CAPITAL GUARDIAN RESEARCH......................  1.70%          B          $24.25         25

EQ/COMMON STOCK INDEX.............................  1.30%          A          $25.12      1,213
EQ/COMMON STOCK INDEX.............................  1.55%          A          $24.61         81
EQ/COMMON STOCK INDEX.............................  1.65%          A          $24.41        251
EQ/COMMON STOCK INDEX.............................  1.70%          A          $24.30        131
EQ/COMMON STOCK INDEX.............................  1.10%          B          $12.65        304
EQ/COMMON STOCK INDEX.............................  1.20%          B          $14.97        158
EQ/COMMON STOCK INDEX.............................  1.25%          B          $14.94        223

EQ/CORE BOND INDEX................................  0.65%          B          $10.49         15
EQ/CORE BOND INDEX................................  1.10%          B          $ 9.91        582
EQ/CORE BOND INDEX................................  1.20%          B          $ 9.98        241
EQ/CORE BOND INDEX................................  1.25%          B          $ 9.96      1,135
EQ/CORE BOND INDEX................................  1.30%          B          $10.63     13,658
EQ/CORE BOND INDEX................................  1.30%          B          $10.77      2,087
EQ/CORE BOND INDEX................................  1.55%          B          $10.42      5,193
EQ/CORE BOND INDEX................................  1.55%          B          $13.60        686
EQ/CORE BOND INDEX................................  1.65%          B          $10.27      2,004
EQ/CORE BOND INDEX................................  1.65%          B          $10.33      4,986
EQ/CORE BOND INDEX................................  1.70%          B          $10.29        775
EQ/CORE BOND INDEX................................  1.70%          B          $13.20        218

EQ/EMERGING MARKETS EQUITY PLUS...................  1.10%          B          $10.63         70
EQ/EMERGING MARKETS EQUITY PLUS...................  1.20%          B          $10.77         22
EQ/EMERGING MARKETS EQUITY PLUS...................  1.25%          B          $10.75         73
EQ/EMERGING MARKETS EQUITY PLUS...................  1.30%          B          $10.33        358
EQ/EMERGING MARKETS EQUITY PLUS...................  1.55%          B          $10.32         32
EQ/EMERGING MARKETS EQUITY PLUS...................  1.65%          B          $10.15         79
EQ/EMERGING MARKETS EQUITY PLUS...................  1.70%          B          $10.12         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

EQ/EQUITY 500 INDEX...............................  0.65%          A          $23.31         --
EQ/EQUITY 500 INDEX...............................  1.30%          A          $25.06      5,842
EQ/EQUITY 500 INDEX...............................  1.55%          A          $24.55        390
EQ/EQUITY 500 INDEX...............................  1.65%          A          $24.35      1,336
EQ/EQUITY 500 INDEX...............................  1.70%          A          $24.25      1,730
EQ/EQUITY 500 INDEX...............................  0.30%          B          $15.84         14
EQ/EQUITY 500 INDEX...............................  1.10%          B          $12.82      2,176
EQ/EQUITY 500 INDEX...............................  1.20%          B          $15.25        879
EQ/EQUITY 500 INDEX...............................  1.25%          B          $15.22      2,456

EQ/GLOBAL BOND PLUS...............................  1.30%          A          $10.23        346
EQ/GLOBAL BOND PLUS...............................  1.55%          A          $10.02         52
EQ/GLOBAL BOND PLUS...............................  1.65%          A          $ 9.94         82
EQ/GLOBAL BOND PLUS...............................  1.70%          A          $ 9.90         23
EQ/GLOBAL BOND PLUS...............................  1.30%          B          $11.74        157
EQ/GLOBAL BOND PLUS...............................  1.55%          B          $11.38        130
EQ/GLOBAL BOND PLUS...............................  1.65%          B          $11.24        107
EQ/GLOBAL BOND PLUS...............................  1.70%          B          $11.17         11

EQ/INTERMEDIATE GOVERNMENT BOND...................  0.30%          B          $10.07          5
EQ/INTERMEDIATE GOVERNMENT BOND...................  0.65%          B          $10.00          2
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.10%          B          $ 9.74        251
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.20%          B          $ 9.70         88
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.25%          B          $ 9.68        150
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $ 9.98      5,978
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.30%          B          $10.78        833
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $ 9.78      2,168
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.55%          B          $18.73        204
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $ 9.70      2,154
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.65%          B          $10.31        254
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $ 9.66        147
EQ/INTERMEDIATE GOVERNMENT BOND...................  1.70%          B          $17.98         33

EQ/INTERNATIONAL EQUITY INDEX.....................  1.30%          A          $13.55      1,389
EQ/INTERNATIONAL EQUITY INDEX.....................  1.55%          A          $13.27        112
EQ/INTERNATIONAL EQUITY INDEX.....................  1.65%          A          $13.16        400
EQ/INTERNATIONAL EQUITY INDEX.....................  1.70%          A          $13.11        417
EQ/INTERNATIONAL EQUITY INDEX.....................  0.30%          B          $11.49         10
EQ/INTERNATIONAL EQUITY INDEX.....................  1.10%          B          $10.90        483
EQ/INTERNATIONAL EQUITY INDEX.....................  1.20%          B          $11.06        242
EQ/INTERNATIONAL EQUITY INDEX.....................  1.25%          B          $11.04        954

EQ/INVESCO COMSTOCK...............................  1.30%          A          $23.63        968
EQ/INVESCO COMSTOCK...............................  1.55%          A          $23.15         76
EQ/INVESCO COMSTOCK...............................  1.65%          A          $22.95        226
EQ/INVESCO COMSTOCK...............................  1.70%          A          $22.86         92
EQ/INVESCO COMSTOCK...............................  1.30%          B          $20.84        232
EQ/INVESCO COMSTOCK...............................  1.55%          B          $20.18         53
EQ/INVESCO COMSTOCK...............................  1.65%          B          $19.93        128
EQ/INVESCO COMSTOCK...............................  1.70%          B          $19.80         48

EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.30%          A          $24.93        282
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.55%          A          $24.42         86
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.65%          A          $24.22        100
EQ/JPMORGAN VALUE OPPORTUNITIES...................  1.70%          A          $24.12         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%          B          $26.68        194
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.55%          B          $28.01         24
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.65%          B          $25.44        132
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.70%          B          $27.15         28

EQ/LARGE CAP GROWTH INDEX..............................  0.65%          A          $24.85         --
EQ/LARGE CAP GROWTH INDEX..............................  1.30%          A          $27.44      1,295
EQ/LARGE CAP GROWTH INDEX..............................  1.55%          A          $26.88        114
EQ/LARGE CAP GROWTH INDEX..............................  1.65%          A          $26.66        214
EQ/LARGE CAP GROWTH INDEX..............................  1.70%          A          $26.55        183
EQ/LARGE CAP GROWTH INDEX..............................  1.10%          B          $13.28        565
EQ/LARGE CAP GROWTH INDEX..............................  1.20%          B          $16.12        163
EQ/LARGE CAP GROWTH INDEX..............................  1.25%          B          $16.09        535

EQ/LARGE CAP VALUE INDEX...............................  1.30%          A          $23.02        906
EQ/LARGE CAP VALUE INDEX...............................  1.55%          A          $22.55         65
EQ/LARGE CAP VALUE INDEX...............................  1.65%          A          $22.37        168
EQ/LARGE CAP VALUE INDEX...............................  1.70%          A          $22.27        186
EQ/LARGE CAP VALUE INDEX...............................  1.10%          B          $12.11        264
EQ/LARGE CAP VALUE INDEX...............................  1.20%          B          $14.05        150
EQ/LARGE CAP VALUE INDEX...............................  1.25%          B          $14.02        397

EQ/MFS INTERNATIONAL GROWTH............................  1.30%          A          $16.50      1,255
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          A          $16.16         92
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          A          $16.03        241
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          A          $15.96        245
EQ/MFS INTERNATIONAL GROWTH............................  0.30%          B          $12.70          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%          B          $12.03        282
EQ/MFS INTERNATIONAL GROWTH............................  1.20%          B          $12.23        131
EQ/MFS INTERNATIONAL GROWTH............................  1.25%          B          $12.21        259
EQ/MFS INTERNATIONAL GROWTH............................  1.30%          B          $ 9.35        439
EQ/MFS INTERNATIONAL GROWTH............................  1.55%          B          $20.39         96
EQ/MFS INTERNATIONAL GROWTH............................  1.65%          B          $20.13        119
EQ/MFS INTERNATIONAL GROWTH............................  1.70%          B          $20.00         32

EQ/MID CAP INDEX.......................................  1.30%          A          $26.56      1,585
EQ/MID CAP INDEX.......................................  1.55%          A          $26.02        127
EQ/MID CAP INDEX.......................................  1.65%          A          $25.81        417
EQ/MID CAP INDEX.......................................  1.70%          A          $25.70        390
EQ/MID CAP INDEX.......................................  0.30%          B          $14.98          6
EQ/MID CAP INDEX.......................................  1.10%          B          $12.47        671
EQ/MID CAP INDEX.......................................  1.20%          B          $14.43        333
EQ/MID CAP INDEX.......................................  1.25%          B          $14.40        593

EQ/MONEY MARKET........................................  0.65%          A          $ 9.58          1
EQ/MONEY MARKET........................................  1.30%          A          $ 9.04      4,616
EQ/MONEY MARKET........................................  1.55%          A          $ 8.85        375
EQ/MONEY MARKET........................................  1.65%          A          $ 8.78        857
EQ/MONEY MARKET........................................  1.65%          A          $ 9.26          2
EQ/MONEY MARKET........................................  1.65%          A          $ 9.57        365
EQ/MONEY MARKET........................................  1.70%          A          $ 8.74        597
EQ/MONEY MARKET........................................  1.10%          B          $ 9.75      1,749
EQ/MONEY MARKET........................................  1.20%          B          $ 9.55        475
EQ/MONEY MARKET........................................  1.25%          B          $ 9.53      2,764
EQ/MONEY MARKET........................................  1.30%          B          $ 9.52        678

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
EQ/MONEY MARKET...................................  1.55%          B          $25.24         44
EQ/MONEY MARKET...................................  1.65%          B          $ 9.16        539
EQ/MONEY MARKET...................................  1.65%          B          $ 9.26          7
EQ/MONEY MARKET...................................  1.70%          B          $23.88         82

EQ/OPPENHEIMER GLOBAL.............................  1.30%          A          $21.03      1,739
EQ/OPPENHEIMER GLOBAL.............................  1.55%          A          $20.60        111
EQ/OPPENHEIMER GLOBAL.............................  1.65%          A          $20.43        416
EQ/OPPENHEIMER GLOBAL.............................  1.70%          A          $20.35        827
EQ/OPPENHEIMER GLOBAL.............................  0.30%          B          $14.57         --
EQ/OPPENHEIMER GLOBAL.............................  1.10%          B          $12.47        319
EQ/OPPENHEIMER GLOBAL.............................  1.20%          B          $14.03        136
EQ/OPPENHEIMER GLOBAL.............................  1.25%          B          $14.00        185
EQ/OPPENHEIMER GLOBAL.............................  1.30%          B          $19.03        256
EQ/OPPENHEIMER GLOBAL.............................  1.55%          B          $18.49         55
EQ/OPPENHEIMER GLOBAL.............................  1.65%          B          $18.28        325
EQ/OPPENHEIMER GLOBAL.............................  1.70%          B          $18.17         35

EQ/PIMCO GLOBAL REAL RETURN.......................  1.10%          B          $10.58        348
EQ/PIMCO GLOBAL REAL RETURN.......................  1.20%          B          $11.03        123
EQ/PIMCO GLOBAL REAL RETURN.......................  1.25%          B          $11.00        263
EQ/PIMCO GLOBAL REAL RETURN.......................  1.30%          B          $10.61        897
EQ/PIMCO GLOBAL REAL RETURN.......................  1.55%          B          $10.18         12
EQ/PIMCO GLOBAL REAL RETURN.......................  1.65%          B          $10.43        144
EQ/PIMCO GLOBAL REAL RETURN.......................  1.70%          B          $10.40        198

EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          A          $ 9.56      1,700
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          A          $ 9.37        149
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          A          $ 9.29        406
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          A          $ 9.25        242
EQ/PIMCO ULTRA SHORT BOND.........................  1.10%          B          $10.06        313
EQ/PIMCO ULTRA SHORT BOND.........................  1.20%          B          $ 9.84        118
EQ/PIMCO ULTRA SHORT BOND.........................  1.25%          B          $ 9.82        364
EQ/PIMCO ULTRA SHORT BOND.........................  1.30%          B          $ 9.10         99
EQ/PIMCO ULTRA SHORT BOND.........................  1.55%          B          $10.10         15
EQ/PIMCO ULTRA SHORT BOND.........................  1.65%          B          $ 9.97         30
EQ/PIMCO ULTRA SHORT BOND.........................  1.70%          B          $ 9.91         11

EQ/QUALITY BOND PLUS..............................  1.30%          B          $10.99      1,418
EQ/QUALITY BOND PLUS..............................  1.55%          B          $15.88        324
EQ/QUALITY BOND PLUS..............................  1.65%          B          $10.50        606
EQ/QUALITY BOND PLUS..............................  1.70%          B          $15.31        107

EQ/SMALL COMPANY INDEX............................  1.30%          A          $25.70      1,092
EQ/SMALL COMPANY INDEX............................  1.55%          A          $25.17        104
EQ/SMALL COMPANY INDEX............................  1.65%          A          $24.97        288
EQ/SMALL COMPANY INDEX............................  1.70%          A          $24.86        282
EQ/SMALL COMPANY INDEX............................  0.30%          B          $14.10         10
EQ/SMALL COMPANY INDEX............................  1.10%          B          $12.27        474
EQ/SMALL COMPANY INDEX............................  1.20%          B          $13.58        165
EQ/SMALL COMPANY INDEX............................  1.25%          B          $13.55        555

EQ/T. ROWE PRICE GROWTH STOCK.....................  1.30%          A          $28.39      3,557
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.55%          A          $27.81        177
EQ/T. ROWE PRICE GROWTH STOCK.....................  1.65%          A          $27.58        895

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          A          $27.47        978
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.30%          B          $16.76          4
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%          B          $13.43      1,147
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%          B          $16.14        397
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%          B          $16.11        799
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%          B          $14.79        654
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.55%          B          $35.87         96
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.65%          B          $34.81        197
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.70%          B          $34.30         28

EQ/UBS GROWTH & INCOME.................................  1.30%          B          $ 4.35        661
EQ/UBS GROWTH & INCOME.................................  1.55%          B          $10.54        203
EQ/UBS GROWTH & INCOME.................................  1.65%          B          $10.34        224
EQ/UBS GROWTH & INCOME.................................  1.70%          B          $10.24         58

FEDERATED HIGH INCOME BOND FUND II.....................  0.30%    SERVICE CLASS    $12.11          7
FEDERATED HIGH INCOME BOND FUND II.....................  1.10%    SERVICE CLASS    $11.11        539
FEDERATED HIGH INCOME BOND FUND II.....................  1.20%    SERVICE CLASS    $11.66        320
FEDERATED HIGH INCOME BOND FUND II.....................  1.25%    SERVICE CLASS    $11.64        804

FEDERATED KAUFMANN FUND II.............................  1.10%    SERVICE CLASS    $12.46        253
FEDERATED KAUFMANN FUND II.............................  1.20%    SERVICE CLASS    $15.48         94
FEDERATED KAUFMANN FUND II.............................  1.25%    SERVICE CLASS    $15.44        170

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.30%   SERVICE CLASS 2   $17.98         33
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.55%   SERVICE CLASS 2   $17.62          7
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.65%   SERVICE CLASS 2   $17.47         10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........  1.70%   SERVICE CLASS 2   $17.40          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.30%   SERVICE CLASS 2   $15.20         19
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  0.65%   SERVICE CLASS 2   $21.60          9
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.10%   SERVICE CLASS 2   $12.29        730
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.20%   SERVICE CLASS 2   $14.64        466
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.25%   SERVICE CLASS 2   $14.61        594
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.30%   SERVICE CLASS 2   $23.72      4,334
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.55%   SERVICE CLASS 2   $23.23        241
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.65%   SERVICE CLASS 2   $23.04      1,011
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  1.70%   SERVICE CLASS 2   $22.95      1,055

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.30         49
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.05         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $13.95         19
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $13.91          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $14.71         57
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $14.45          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $14.35         16
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $14.30          2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $15.44         59
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.17          8
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.07         22

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.30%   SERVICE CLASS 2   $16.04         29
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.55%   SERVICE CLASS 2   $15.77         21
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.65%   SERVICE CLASS 2   $15.66         12
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................  1.70%   SERVICE CLASS 2   $15.60         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                    -------- --------------- ---------- -----------

FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.30%   SERVICE CLASS 2   $14.64         10
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.10%   SERVICE CLASS 2   $12.28        565
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.20%   SERVICE CLASS 2   $14.10        264
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.25%   SERVICE CLASS 2   $14.07        361
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $23.00      2,212
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $22.54        116
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $22.35        436
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $22.26        359

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  0.30%   SERVICE CLASS 2   $11.59         27
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.10%   SERVICE CLASS 2   $10.76      1,152
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.20%   SERVICE CLASS 2   $11.16        541
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.25%   SERVICE CLASS 2   $11.13      1,514
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $13.50      4,155
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $13.22        242
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $13.11        812
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $13.06        810

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.10%   CLASS I SHARES    $10.67         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.20%   CLASS I SHARES    $10.99         39
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.25%   CLASS I SHARES    $10.97        104
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.30%   CLASS I SHARES    $10.95        112
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.65%   CLASS I SHARES    $10.82         36
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.70%   CLASS I SHARES    $10.80         38

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.10%   CLASS I SHARES    $12.13        457
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.20%   CLASS I SHARES    $13.48        238
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.25%   CLASS I SHARES    $13.45        545
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.30%   CLASS I SHARES    $15.26      1,496
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $13.61         34
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $15.04         12
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.65%   CLASS I SHARES    $14.96        404
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.70%   CLASS I SHARES    $14.91        317

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.10%       CLASS 2       $11.06         85
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.20%       CLASS 2       $11.91        139
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.25%       CLASS 2       $11.89        220
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.30%       CLASS 2       $16.65        673
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.55%       CLASS 2       $16.32         10
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.65%       CLASS 2       $16.19         98
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.70%       CLASS 2       $16.12        177

FRANKLIN INCOME VIP FUND...........................  0.30%       CLASS 2       $12.23          5
FRANKLIN INCOME VIP FUND...........................  0.65%       CLASS 2       $15.45         10
FRANKLIN INCOME VIP FUND...........................  1.10%       CLASS 2       $10.97        693
FRANKLIN INCOME VIP FUND...........................  1.20%       CLASS 2       $11.78        812
FRANKLIN INCOME VIP FUND...........................  1.25%       CLASS 2       $11.75      1,455

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND..........................  1.30%      CLASS 2        $15.85      2,360
FRANKLIN INCOME VIP FUND..........................  1.55%      CLASS 2        $15.54         67
FRANKLIN INCOME VIP FUND..........................  1.65%      CLASS 2        $15.41        523
FRANKLIN INCOME VIP FUND..........................  1.70%      CLASS 2        $15.35        777

FRANKLIN MUTUAL SHARES VIP FUND...................  1.10%      CLASS 2        $11.10         93
FRANKLIN MUTUAL SHARES VIP FUND...................  1.20%      CLASS 2        $12.59         50
FRANKLIN MUTUAL SHARES VIP FUND...................  1.25%      CLASS 2        $12.56         59
FRANKLIN MUTUAL SHARES VIP FUND...................  1.30%      CLASS 2        $18.19        478
FRANKLIN MUTUAL SHARES VIP FUND...................  1.55%      CLASS 2        $17.83         44
FRANKLIN MUTUAL SHARES VIP FUND...................  1.65%      CLASS 2        $17.69        115
FRANKLIN MUTUAL SHARES VIP FUND...................  1.70%      CLASS 2        $17.62         38

FRANKLIN RISING DIVIDENDS VIP FUND................  0.30%      CLASS 2        $14.95         28
FRANKLIN RISING DIVIDENDS VIP FUND................  1.10%      CLASS 2        $12.90        495
FRANKLIN RISING DIVIDENDS VIP FUND................  1.20%      CLASS 2        $14.39        314
FRANKLIN RISING DIVIDENDS VIP FUND................  1.25%      CLASS 2        $14.36        683
FRANKLIN RISING DIVIDENDS VIP FUND................  1.30%      CLASS 2        $16.64      2,547
FRANKLIN RISING DIVIDENDS VIP FUND................  1.55%      CLASS 2        $15.53         64
FRANKLIN RISING DIVIDENDS VIP FUND................  1.65%      CLASS 2        $16.36        567
FRANKLIN RISING DIVIDENDS VIP FUND................  1.70%      CLASS 2        $16.32        469

FRANKLIN STRATEGIC INCOME VIP FUND................  0.65%      CLASS 2        $12.52          1
FRANKLIN STRATEGIC INCOME VIP FUND................  1.30%      CLASS 2        $13.39      3,151
FRANKLIN STRATEGIC INCOME VIP FUND................  1.55%      CLASS 2        $13.12        163
FRANKLIN STRATEGIC INCOME VIP FUND................  1.65%      CLASS 2        $13.01        621
FRANKLIN STRATEGIC INCOME VIP FUND................  1.70%      CLASS 2        $12.96        660

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.30%   SERVICE SHARES    $22.16        918
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.55%   SERVICE SHARES    $21.71         66
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.65%   SERVICE SHARES    $21.53        236
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  1.70%   SERVICE SHARES    $21.44        176

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  0.30%   COMMON SHARES     $10.54          4
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.10%   COMMON SHARES     $ 8.41        112
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.20%   COMMON SHARES     $10.15         51
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.25%   COMMON SHARES     $10.13         70
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.30%   COMMON SHARES     $ 7.74         42
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.55%   COMMON SHARES     $ 7.60         14
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.65%   COMMON SHARES     $ 7.55         29
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  1.70%   COMMON SHARES     $ 7.52          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.30%   COMMON SHARES     $ 9.86         38
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.55%   COMMON SHARES     $ 9.69         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.65%   COMMON SHARES     $ 9.62         12
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  1.70%   COMMON SHARES     $ 9.59          1

HARTFORD CAPITAL APPRECIATION HLS FUND............  0.30%         IC          $12.96          7
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.10%         IC          $11.76        177
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.20%         IC          $12.55        101
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.25%         IC          $12.52        148
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.30%         IC          $12.50        784
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.65%         IC          $12.34        131
HARTFORD CAPITAL APPRECIATION HLS FUND............  1.70%         IC          $12.32         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------

HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.10%         IC          $12.71        357
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.20%         IC          $14.89        118
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.25%         IC          $14.86        375
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.30%         IC          $14.83      1,151
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.65%         IC          $14.65        153
HARTFORD GROWTH OPPORTUNITIES HLS FUND............  1.70%         IC          $14.62        194

INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.30%      SERIES II      $26.42         12
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.55%      SERIES II      $25.88          1
INVESCO V.I. AMERICAN FRANCHISE FUND..............  1.65%      SERIES II      $25.67          6

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.10%      SERIES II      $10.91        361
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.20%      SERIES II      $11.58        129
INVESCO V.I. BALANCED-RISK ALLOCATION FUND........  1.25%      SERIES II      $11.56        442

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.65%      SERIES II      $21.54          1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.30%      SERIES II      $21.36      2,569
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $18.60         20
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.55%      SERIES II      $20.92         66
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $18.49        301
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.65%      SERIES II      $20.75        284
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $18.43        561
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  1.70%      SERIES II      $20.66          7

INVESCO V.I. EQUITY AND INCOME FUND...............  1.30%      SERIES II      $11.86      1,164
INVESCO V.I. EQUITY AND INCOME FUND...............  1.65%      SERIES II      $11.74         79
INVESCO V.I. EQUITY AND INCOME FUND...............  1.70%      SERIES II      $11.72         24

INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.10%      SERIES II      $ 9.37        166
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.20%      SERIES II      $12.67         82
INVESCO V.I. GLOBAL HEALTH CARE FUND..............  1.25%      SERIES II      $12.65        143

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.30%      SERIES II      $12.16          6
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.10%      SERIES II      $10.49        327
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.20%      SERIES II      $11.70        226
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.25%      SERIES II      $11.68        303
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.30%      SERIES II      $17.00      2,625
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.55%      SERIES II      $16.66        188
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.65%      SERIES II      $16.52        713
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  1.70%      SERIES II      $16.45        603

INVESCO V.I. HIGH YIELD FUND......................  0.30%      SERIES II      $11.54          2
INVESCO V.I. HIGH YIELD FUND......................  1.10%      SERIES II      $10.63        355
INVESCO V.I. HIGH YIELD FUND......................  1.20%      SERIES II      $11.12        240
INVESCO V.I. HIGH YIELD FUND......................  1.25%      SERIES II      $11.09        628
INVESCO V.I. HIGH YIELD FUND......................  1.30%      SERIES II      $12.92      1,503
INVESCO V.I. HIGH YIELD FUND......................  1.55%      SERIES II      $12.69         51
INVESCO V.I. HIGH YIELD FUND......................  1.65%      SERIES II      $12.60        387
INVESCO V.I. HIGH YIELD FUND......................  1.70%      SERIES II      $12.56        241

INVESCO V.I. INTERNATIONAL GROWTH FUND............  0.30%      SERIES II      $11.96          5
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.10%      SERIES II      $10.67        427
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.20%      SERIES II      $11.51        176
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.25%      SERIES II      $11.49        232
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.30%      SERIES II      $15.72      2,023
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.55%      SERIES II      $15.40        135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.65%      SERIES II      $15.27        334
INVESCO V.I. INTERNATIONAL GROWTH FUND............  1.70%      SERIES II      $15.21        299

INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.30%      SERIES II      $18.30        584
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.55%      SERIES II      $17.93         19
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.65%      SERIES II      $17.78         64
INVESCO V.I. MID CAP CORE EQUITY FUND.............  1.70%      SERIES II      $17.71         40

INVESCO V.I. SMALL CAP EQUITY FUND................  1.10%      SERIES II      $11.10        145
INVESCO V.I. SMALL CAP EQUITY FUND................  1.20%      SERIES II      $12.26         55
INVESCO V.I. SMALL CAP EQUITY FUND................  1.25%      SERIES II      $12.23        129
INVESCO V.I. SMALL CAP EQUITY FUND................  1.30%      SERIES II      $23.26        512
INVESCO V.I. SMALL CAP EQUITY FUND................  1.55%      SERIES II      $22.78         35
INVESCO V.I. SMALL CAP EQUITY FUND................  1.65%      SERIES II      $22.60         66
INVESCO V.I. SMALL CAP EQUITY FUND................  1.70%      SERIES II      $22.50         37

IVY VIP ASSET STRATEGY............................  0.30%      CLASS II       $10.42          1
IVY VIP ASSET STRATEGY............................  1.10%      CLASS II       $ 9.89        165
IVY VIP ASSET STRATEGY............................  1.20%      CLASS II       $10.03        285
IVY VIP ASSET STRATEGY............................  1.25%      CLASS II       $10.01        350
IVY VIP ASSET STRATEGY............................  1.30%      CLASS II       $12.44      1,327
IVY VIP ASSET STRATEGY............................  1.55%      CLASS II       $12.22         32
IVY VIP ASSET STRATEGY............................  1.65%      CLASS II       $12.14        268
IVY VIP ASSET STRATEGY............................  1.70%      CLASS II       $12.09        681

IVY VIP DIVIDEND OPPORTUNITIES....................  1.30%      CLASS II       $19.78        492
IVY VIP DIVIDEND OPPORTUNITIES....................  1.55%      CLASS II       $19.38         79
IVY VIP DIVIDEND OPPORTUNITIES....................  1.65%      CLASS II       $19.22        159
IVY VIP DIVIDEND OPPORTUNITIES....................  1.70%      CLASS II       $19.14         90

IVY VIP ENERGY....................................  1.10%      CLASS II       $ 8.04        278
IVY VIP ENERGY....................................  1.20%      CLASS II       $ 7.56        228
IVY VIP ENERGY....................................  1.25%      CLASS II       $ 7.54        387
IVY VIP ENERGY....................................  1.30%      CLASS II       $10.93      1,841
IVY VIP ENERGY....................................  1.55%      CLASS II       $10.71        195
IVY VIP ENERGY....................................  1.65%      CLASS II       $10.62        333
IVY VIP ENERGY....................................  1.70%      CLASS II       $10.57        288

IVY VIP HIGH INCOME...............................  0.65%      CLASS II       $15.70         --
IVY VIP HIGH INCOME...............................  1.30%      CLASS II       $17.36      4,983
IVY VIP HIGH INCOME...............................  1.55%      CLASS II       $17.01        303
IVY VIP HIGH INCOME...............................  1.65%      CLASS II       $16.87      1,187
IVY VIP HIGH INCOME...............................  1.70%      CLASS II       $16.80      1,254

IVY VIP MICRO CAP GROWTH..........................  0.30%      CLASS II       $11.78          3
IVY VIP MICRO CAP GROWTH..........................  1.10%      CLASS II       $10.73        123
IVY VIP MICRO CAP GROWTH..........................  1.20%      CLASS II       $11.34         96
IVY VIP MICRO CAP GROWTH..........................  1.25%      CLASS II       $11.32         89

IVY VIP MID CAP GROWTH............................  0.65%      CLASS II       $20.66         --
IVY VIP MID CAP GROWTH............................  1.30%      CLASS II       $24.81      1,590
IVY VIP MID CAP GROWTH............................  1.55%      CLASS II       $24.30         97
IVY VIP MID CAP GROWTH............................  1.65%      CLASS II       $24.10        270
IVY VIP MID CAP GROWTH............................  1.70%      CLASS II       $24.00        282

IVY VIP NATURAL RESOURCES.........................  1.30%      CLASS II       $ 8.10        859
IVY VIP NATURAL RESOURCES.........................  1.55%      CLASS II       $ 7.93         92

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
IVY VIP NATURAL RESOURCES...............  1.65%      CLASS II       $ 7.87        250
IVY VIP NATURAL RESOURCES...............  1.70%      CLASS II       $ 7.84        122

IVY VIP SCIENCE AND TECHNOLOGY..........  0.30%      CLASS II       $14.52          4
IVY VIP SCIENCE AND TECHNOLOGY..........  0.65%      CLASS II       $24.86          3
IVY VIP SCIENCE AND TECHNOLOGY..........  1.10%      CLASS II       $11.87        372
IVY VIP SCIENCE AND TECHNOLOGY..........  1.20%      CLASS II       $13.98        303
IVY VIP SCIENCE AND TECHNOLOGY..........  1.25%      CLASS II       $13.95        345
IVY VIP SCIENCE AND TECHNOLOGY..........  1.30%      CLASS II       $27.24      1,721
IVY VIP SCIENCE AND TECHNOLOGY..........  1.55%      CLASS II       $26.68        149
IVY VIP SCIENCE AND TECHNOLOGY..........  1.65%      CLASS II       $26.46        376
IVY VIP SCIENCE AND TECHNOLOGY..........  1.70%      CLASS II       $26.36        268

IVY VIP SMALL CAP GROWTH................  1.30%      CLASS II       $21.68        890
IVY VIP SMALL CAP GROWTH................  1.55%      CLASS II       $21.23         62
IVY VIP SMALL CAP GROWTH................  1.65%      CLASS II       $21.06        203
IVY VIP SMALL CAP GROWTH................  1.70%      CLASS II       $20.97        148

JANUS HENDERSON VIT BALANCED PORTFOLIO..  0.30%   SERVICE SHARES    $13.62          4
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.10%   SERVICE SHARES    $11.72      1,273
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.20%   SERVICE SHARES    $13.11        513
JANUS HENDERSON VIT BALANCED PORTFOLIO..  1.25%   SERVICE SHARES    $13.09      2,556

JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  0.30%   SERVICE SHARES    $10.88         25
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $10.10        936
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $10.47        418
JANUS HENDERSON VIT FLEXIBLE BOND
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $10.45      1,393

JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.10%   SERVICE SHARES    $12.58        316
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.20%   SERVICE SHARES    $15.01        145
JANUS HENDERSON VIT U.S. LOW VOLATILITY
 PORTFOLIO..............................  1.25%   SERVICE SHARES    $14.98        322

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%      CLASS 2        $11.69        125
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%      CLASS 2        $11.64      1,523

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%      CLASS 2        $11.39         50
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%      CLASS 2        $11.35      1,312

LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  0.30%   SERVICE SHARES    $11.15          1
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.10%   SERVICE SHARES    $11.34        489
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.20%   SERVICE SHARES    $10.73        326
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.25%   SERVICE SHARES    $10.71        363
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.30%   SERVICE SHARES    $13.12      4,539
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.55%   SERVICE SHARES    $12.86        563
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.65%   SERVICE SHARES    $12.75      1,040
LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  1.70%   SERVICE SHARES    $12.70        710

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%     VC SHARES       $12.57         19
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%     VC SHARES       $15.26          2
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%     VC SHARES       $11.26      1,390
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%     VC SHARES       $12.10        609
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%     VC SHARES       $12.07      1,279
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%     VC SHARES       $14.24      3,695
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%     VC SHARES       $14.00        174
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%     VC SHARES       $13.90        855
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%     VC SHARES       $13.85      1,040

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.30%      VC SHARES     $ 17.09        199
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.55%      VC SHARES     $ 16.79         14
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.65%      VC SHARES     $ 16.67         45
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....  1.70%      VC SHARES     $ 16.62         16

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.30%      VC SHARES     $ 16.30        181
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.55%      VC SHARES     $ 16.02         25
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.65%      VC SHARES     $ 15.91         53
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................  1.70%      VC SHARES     $ 15.85         46

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  0.30%    SERVICE CLASS   $ 14.27         12
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.10%    SERVICE CLASS   $ 12.37      1,677
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.20%    SERVICE CLASS   $ 13.74        622
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.25%    SERVICE CLASS   $ 13.71      1,359
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.30%    SERVICE CLASS   $ 20.34      6,407
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.55%    SERVICE CLASS   $ 19.93        389
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.65%    SERVICE CLASS   $ 19.76      1,277
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  1.70%    SERVICE CLASS   $ 19.68      1,279

MFS(R) INVESTORS TRUST SERIES..........................  1.10%    SERVICE CLASS   $ 12.64         96
MFS(R) INVESTORS TRUST SERIES..........................  1.20%    SERVICE CLASS   $ 14.72         31
MFS(R) INVESTORS TRUST SERIES..........................  1.25%    SERVICE CLASS   $ 14.69         89
MFS(R) INVESTORS TRUST SERIES..........................  1.30%    SERVICE CLASS   $ 23.20        303
MFS(R) INVESTORS TRUST SERIES..........................  1.55%    SERVICE CLASS   $ 22.73         31
MFS(R) INVESTORS TRUST SERIES..........................  1.65%    SERVICE CLASS   $ 22.54         66
MFS(R) INVESTORS TRUST SERIES..........................  1.70%    SERVICE CLASS   $ 22.45         55

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.30%    SERVICE CLASS   $ 24.10        420
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.55%    SERVICE CLASS   $ 23.61         61
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.65%    SERVICE CLASS   $ 23.41         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.70%    SERVICE CLASS   $ 23.32         46

MFS(R) RESEARCH SERIES.................................  1.10%    SERVICE CLASS   $ 12.63         68
MFS(R) RESEARCH SERIES.................................  1.20%    SERVICE CLASS   $ 14.76         32
MFS(R) RESEARCH SERIES.................................  1.25%    SERVICE CLASS   $ 14.73         68

MFS(R) TECHNOLOGY PORTFOLIO............................  1.30%    SERVICE CLASS   $ 31.69        678
MFS(R) TECHNOLOGY PORTFOLIO............................  1.55%    SERVICE CLASS   $ 31.05        107
MFS(R) TECHNOLOGY PORTFOLIO............................  1.65%    SERVICE CLASS   $ 30.79        140
MFS(R) TECHNOLOGY PORTFOLIO............................  1.70%    SERVICE CLASS   $ 30.67        151

MFS(R) UTILITIES SERIES................................  0.30%    SERVICE CLASS   $ 12.00         --
MFS(R) UTILITIES SERIES................................  1.10%    SERVICE CLASS   $ 10.17        309
MFS(R) UTILITIES SERIES................................  1.20%    SERVICE CLASS   $ 11.55        269
MFS(R) UTILITIES SERIES................................  1.25%    SERVICE CLASS   $ 11.53        258
MFS(R) UTILITIES SERIES................................  1.30%    SERVICE CLASS   $ 19.06      1,638
MFS(R) UTILITIES SERIES................................  1.55%    SERVICE CLASS   $ 18.67         76
MFS(R) UTILITIES SERIES................................  1.65%    SERVICE CLASS   $ 18.51        272
MFS(R) UTILITIES SERIES................................  1.70%    SERVICE CLASS   $ 18.44        338

MFS(R) VALUE SERIES....................................  1.10%    SERVICE CLASS   $ 12.60      1,065
MFS(R) VALUE SERIES....................................  1.20%    SERVICE CLASS   $ 14.58        166
MFS(R) VALUE SERIES....................................  1.25%    SERVICE CLASS   $ 14.55        551

MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%          B         $ 24.52        376
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.55%          B         $105.14         21
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.65%          B         $ 23.52        146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......................  1.70%         B          $100.15         13

MULTIMANAGER CORE BOND...............................  1.30%         B          $ 13.96      4,046
MULTIMANAGER CORE BOND...............................  1.55%         B          $ 14.37      1,248
MULTIMANAGER CORE BOND...............................  1.65%         B          $ 13.24      2,441
MULTIMANAGER CORE BOND...............................  1.70%         B          $ 14.03        515

MULTIMANAGER MID CAP GROWTH..........................  1.30%         B          $ 27.52        445
MULTIMANAGER MID CAP GROWTH..........................  1.55%         B          $ 21.54         72
MULTIMANAGER MID CAP GROWTH..........................  1.65%         B          $ 26.18        159
MULTIMANAGER MID CAP GROWTH..........................  1.70%         B          $ 21.03        124

MULTIMANAGER MID CAP VALUE...........................  1.30%         B          $ 26.22        257
MULTIMANAGER MID CAP VALUE...........................  1.55%         B          $ 23.43         40
MULTIMANAGER MID CAP VALUE...........................  1.65%         B          $ 24.94         99
MULTIMANAGER MID CAP VALUE...........................  1.70%         B          $ 22.87         71

MULTIMANAGER TECHNOLOGY..............................  0.30%         B          $ 19.31          2
MULTIMANAGER TECHNOLOGY..............................  1.10%         B          $ 14.85        275
MULTIMANAGER TECHNOLOGY..............................  1.20%         B          $ 18.59         97
MULTIMANAGER TECHNOLOGY..............................  1.25%         B          $ 18.56        412
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 15.18        611
MULTIMANAGER TECHNOLOGY..............................  1.30%         B          $ 33.62        255
MULTIMANAGER TECHNOLOGY..............................  1.55%         B          $ 27.60         75
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 15.03        125
MULTIMANAGER TECHNOLOGY..............................  1.65%         B          $ 31.98         82
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 15.00         65
MULTIMANAGER TECHNOLOGY..............................  1.70%         B          $ 26.94         54

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%   CLASS S SHARES   $ 11.28         45
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%   CLASS S SHARES   $ 11.39         34
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%   CLASS S SHARES   $ 11.37         44
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%   CLASS S SHARES   $ 11.35        165
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%   CLASS S SHARES   $ 11.21         36
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%   CLASS S SHARES   $ 11.19         50

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%   CLASS S SHARES   $  9.51         54
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%   CLASS S SHARES   $  9.55         29
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%   CLASS S SHARES   $  9.54         30
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%   CLASS S SHARES   $  9.52         87
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%   CLASS S SHARES   $  9.40         11
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%   CLASS S SHARES   $  9.38         31

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%   ADVISOR CLASS    $  6.82         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%   ADVISOR CLASS    $  8.46         84
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%   ADVISOR CLASS    $  6.57        112
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%   ADVISOR CLASS    $  6.56        138
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%   ADVISOR CLASS    $  6.94      1,309
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%   ADVISOR CLASS    $  6.80         89
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%   ADVISOR CLASS    $  6.75        380
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%   ADVISOR CLASS    $  6.72        337

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.10%    ADVISOR CLASS    $11.24        137
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.20%    ADVISOR CLASS    $11.48         62
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.25%    ADVISOR CLASS    $11.45        131
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.30%    ADVISOR CLASS    $14.52        705
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.55%    ADVISOR CLASS    $14.22        106
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.65%    ADVISOR CLASS    $14.11        223
PIMCO EMERGING MARKETS BOND PORTFOLIO..................  1.70%    ADVISOR CLASS    $14.05        127

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.10%    ADVISOR CLASS    $10.59        125
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.20%    ADVISOR CLASS    $10.12         40
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................  1.25%    ADVISOR CLASS    $10.10        157

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.10%    ADVISOR CLASS    $10.72         11
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.20%    ADVISOR CLASS    $11.61         43
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..  1.25%    ADVISOR CLASS    $11.58         77

PIMCO REAL RETURN PORTFOLIO............................  1.30%    ADVISOR CLASS    $11.63      3,051
PIMCO REAL RETURN PORTFOLIO............................  1.55%    ADVISOR CLASS    $11.39        281
PIMCO REAL RETURN PORTFOLIO............................  1.65%    ADVISOR CLASS    $11.30        938
PIMCO REAL RETURN PORTFOLIO............................  1.70%    ADVISOR CLASS    $11.25        561

PIMCO TOTAL RETURN PORTFOLIO...........................  0.65%    ADVISOR CLASS    $11.60         --
PIMCO TOTAL RETURN PORTFOLIO...........................  1.10%    ADVISOR CLASS    $10.31      1,247
PIMCO TOTAL RETURN PORTFOLIO...........................  1.20%    ADVISOR CLASS    $10.58        444
PIMCO TOTAL RETURN PORTFOLIO...........................  1.25%    ADVISOR CLASS    $10.56      1,332
PIMCO TOTAL RETURN PORTFOLIO...........................  1.30%    ADVISOR CLASS    $12.12      7,400
PIMCO TOTAL RETURN PORTFOLIO...........................  1.55%    ADVISOR CLASS    $11.87        548
PIMCO TOTAL RETURN PORTFOLIO...........................  1.65%    ADVISOR CLASS    $11.77      1,935
PIMCO TOTAL RETURN PORTFOLIO...........................  1.70%    ADVISOR CLASS    $11.73      1,446

PROFUND VP BEAR........................................  1.30%    COMMON SHARES    $ 2.32         38
PROFUND VP BEAR........................................  1.55%    COMMON SHARES    $ 2.28          7
PROFUND VP BEAR........................................  1.65%    COMMON SHARES    $ 2.26          8

PROFUND VP BIOTECHNOLOGY...............................  0.65%    COMMON SHARES    $33.29          2
PROFUND VP BIOTECHNOLOGY...............................  1.30%    COMMON SHARES    $33.47        994
PROFUND VP BIOTECHNOLOGY...............................  1.55%    COMMON SHARES    $32.79         52
PROFUND VP BIOTECHNOLOGY...............................  1.65%    COMMON SHARES    $32.52        221
PROFUND VP BIOTECHNOLOGY...............................  1.70%    COMMON SHARES    $32.39        192

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.10%       CLASS B       $10.30         90
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.20%       CLASS B       $10.68         61
PUTNAM VT ABSOLUTE RETURN 500 FUND.....................  1.25%       CLASS B       $10.66         97

PUTNAM VT DIVERSIFIED INCOME FUND......................  1.10%       CLASS B       $10.66        144
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.20%       CLASS B       $10.23         55
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.25%       CLASS B       $10.21        417
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.30%       CLASS B       $10.19        326
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.65%       CLASS B       $10.06         43
PUTNAM VT DIVERSIFIED INCOME FUND......................  1.70%       CLASS B       $10.05         27

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.10%       CLASS B       $11.78        201
PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................  1.25%       CLASS B       $11.73        165

PUTNAM VT RESEARCH FUND................................  1.10%       CLASS B       $12.85         28
PUTNAM VT RESEARCH FUND................................  1.25%       CLASS B       $12.80          8

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.10%      CLASS II       $10.14         42
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.20%      CLASS II       $10.39         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.25%      CLASS II       $10.37         32
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.30%      CLASS II       $10.35        222
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.65%      CLASS II       $10.22         25
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....  1.70%      CLASS II       $10.20         20

SEI VP BALANCED STRATEGY FUND..........................  1.10%      CLASS III      $10.71         98
SEI VP BALANCED STRATEGY FUND..........................  1.20%      CLASS III      $11.40        186
SEI VP BALANCED STRATEGY FUND..........................  1.25%      CLASS III      $11.38        520

SEI VP CONSERVATIVE STRATEGY FUND......................  1.10%      CLASS III      $10.32         56
SEI VP CONSERVATIVE STRATEGY FUND......................  1.20%      CLASS III      $10.63        127
SEI VP CONSERVATIVE STRATEGY FUND......................  1.25%      CLASS III      $10.60        929

SEI VP MARKET GROWTH STRATEGY FUND.....................  0.30%      CLASS III      $12.18          1
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.10%      CLASS III      $10.92        153
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.20%      CLASS III      $11.73        310
SEI VP MARKET GROWTH STRATEGY FUND.....................  1.25%      CLASS III      $11.70        201

SEI VP MARKET PLUS STRATEGY FUND.......................  1.10%      CLASS III      $11.32         33
SEI VP MARKET PLUS STRATEGY FUND.......................  1.20%      CLASS III      $12.44         81
SEI VP MARKET PLUS STRATEGY FUND.......................  1.25%      CLASS III      $12.42         56

SEI VP MODERATE STRATEGY FUND..........................  1.10%      CLASS III      $10.66        278
SEI VP MODERATE STRATEGY FUND..........................  1.20%      CLASS III      $11.32        135
SEI VP MODERATE STRATEGY FUND..........................  1.25%      CLASS III      $11.29        351

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  0.30%      CLASS II       $13.94          5
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.10%      CLASS II       $12.27        254
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.20%      CLASS II       $13.42        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............  1.25%      CLASS II       $13.39        236

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.30%      CLASS II       $17.45          4
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  0.65%      CLASS II       $36.69          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.10%      CLASS II       $10.99        971
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.20%      CLASS II       $16.81        399
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.25%      CLASS II       $16.77        819
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.30%      CLASS II       $39.94      2,081
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.55%      CLASS II       $39.13        109
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.65%      CLASS II       $38.81        359
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............  1.70%      CLASS II       $38.65        367

TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.30%       CLASS 2       $12.50        768
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.55%       CLASS 2       $12.24         62
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.65%       CLASS 2       $12.14        177
TEMPLETON DEVELOPING MARKETS VIP FUND..................  1.70%       CLASS 2       $12.09        135

TEMPLETON FOREIGN VIP FUND.............................  1.30%       CLASS 2       $13.29        433
TEMPLETON FOREIGN VIP FUND.............................  1.55%       CLASS 2       $13.02         36
TEMPLETON FOREIGN VIP FUND.............................  1.65%       CLASS 2       $12.91         83
TEMPLETON FOREIGN VIP FUND.............................  1.70%       CLASS 2       $12.86        104

TEMPLETON GLOBAL BOND VIP FUND.........................  0.30%       CLASS 2       $10.14         10
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%       CLASS 2       $ 9.57      1,003
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%       CLASS 2       $ 9.76        583
TEMPLETON GLOBAL BOND VIP FUND.........................  1.25%       CLASS 2       $ 9.74        887
TEMPLETON GLOBAL BOND VIP FUND.........................  1.30%       CLASS 2       $12.28      5,899
TEMPLETON GLOBAL BOND VIP FUND.........................  1.55%       CLASS 2       $12.03        441
TEMPLETON GLOBAL BOND VIP FUND.........................  1.65%       CLASS 2       $11.93      1,359
TEMPLETON GLOBAL BOND VIP FUND.........................  1.70%       CLASS 2       $11.88      1,385

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

TEMPLETON GROWTH VIP FUND..............................  1.30%      CLASS 2        $16.35         92
TEMPLETON GROWTH VIP FUND..............................  1.55%      CLASS 2        $16.02         14
TEMPLETON GROWTH VIP FUND..............................  1.65%      CLASS 2        $15.89         14
TEMPLETON GROWTH VIP FUND..............................  1.70%      CLASS 2        $15.83          1

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.30%   CLASS S SHARES    $ 7.27          7
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%   CLASS S SHARES    $ 8.20        154
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%   CLASS S SHARES    $ 7.00        115
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%   CLASS S SHARES    $ 6.98        177
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.30%   CLASS S SHARES    $ 8.51      1,828
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.55%   CLASS S SHARES    $ 8.34        205
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.65%   CLASS S SHARES    $ 8.27        397
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.70%   CLASS S SHARES    $ 8.24        257

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.10%   INITIAL CLASS     $10.07         35
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.20%   INITIAL CLASS     $ 9.86         31
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....  1.25%   INITIAL CLASS     $ 9.84         28

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                        1290 VT      1290 VT
                                            1290 VT   DOUBLELINE   DOUBLELINE                                  1290 VT GAMCO
                                          CONVERTIBLE   DYNAMIC   OPPORTUNISTIC                 1290 VT EQUITY   MERGERS &
                                          SECURITIES* ALLOCATION*     BOND*     1290 VT ENERGY*    INCOME*     ACQUISITIONS*
                                          ----------- ----------- ------------- --------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  346,468  $   92,542    $319,445       $ 104,782      $  537,236    $   29,242
 Expenses:
   Asset-based charges...................     15,985     222,606     186,442          35,321         443,279       236,999
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INVESTMENT INCOME (LOSS).............    330,483    (130,064)    133,003          69,461          93,957      (207,757)
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      6,720      44,246      45,575         (34,148)       (461,488)       49,785
   Net realized gain distribution from
    the Portfolios.......................    280,587     809,853      17,458              --       2,381,600       938,494
                                          ----------  ----------    --------       ---------      ----------    ----------
 Net realized gain (loss)................    287,307     854,099      63,033         (34,148)      1,920,112       988,279
                                          ----------  ----------    --------       ---------      ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    765,968     527,868     115,242        (131,367)      2,228,366        26,994
                                          ----------  ----------    --------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  1,053,275   1,381,967     178,275        (165,515)      4,148,478     1,015,273
                                          ----------  ----------    --------       ---------      ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,383,758  $1,251,903    $311,278       $ (96,054)     $4,242,435    $  807,516
                                          ==========  ==========    ========       =========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     1290 VT GAMCO                       1290 VT LOW                                  1290 VT
                                     SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL 1290 VT NATURAL 1290 VT REAL SMARTBETA
                                        VALUE*           BOND*             EQUITY*        RESOURCES*      ESTATE*     EQUITY*
                                     ------------- ------------------ ----------------- --------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,687,505       $629,255          $ 66,114         $148,365      $  464,185  $  203,808
 Expenses:
   Asset-based charges..............    3,697,153        165,512            26,326           74,092         177,292      13,404
                                      -----------       --------          --------         --------      ----------  ----------

NET INVESTMENT INCOME (LOSS)........   (2,009,648)       463,743            39,788           74,273         286,893     190,404
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    5,628,377        (27,035)          363,533           87,149          26,552      14,754
   Net realized gain distribution
    from the Portfolios.............   20,118,563             --             8,138               --          99,770     429,041
                                      -----------       --------          --------         --------      ----------  ----------
 Net realized gain (loss)...........   25,746,940        (27,035)          371,671           87,149         126,322     443,795
                                      -----------       --------          --------         --------      ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   13,423,318        149,416           231,993          420,713         669,775   2,163,222
                                      -----------       --------          --------         --------      ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   39,170,258        122,381           603,664          507,862         796,097   2,607,017
                                      -----------       --------          --------         --------      ----------  ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $37,160,610       $586,124          $643,452         $582,135      $1,082,990  $2,797,421
                                      ===========       ========          ========         ========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                         AB VPS
                                                                        BALANCED   AB VPS GLOBAL                  AB VPS
                                                           7TWELVE/TM/   WEALTH      THEMATIC    AB VPS GROWTH INTERNATIONAL
                                          1290 VT SOCIALLY  BALANCED    STRATEGY      GROWTH      AND INCOME      GROWTH
                                            RESPONSIBLE*   PORTFOLIO   PORTFOLIO**  PORTFOLIO**   PORTFOLIO**   PORTFOLIO**
                                          ---------------- ----------  ----------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $ 41,948     $  250,495   $ 94,362     $  2,010      $ 42,462     $   82,977
 Expenses:
   Asset-based charges...................       49,878        989,867     74,525        8,195        39,101        123,940
                                              --------     ----------   --------     --------      --------     ----------

NET INVESTMENT INCOME (LOSS).............       (7,930)      (739,372)    19,837       (6,185)        3,361        (40,963)
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       25,898        787,539    (32,482)      51,867        34,105        326,750
   Net realized gain distribution from
    the Portfolios.......................      582,705             --     42,946           --       294,152             --
                                              --------     ----------   --------     --------      --------     ----------
 Net realized gain (loss)................      608,603        787,539     10,464       51,867       328,257        326,750
                                              --------     ----------   --------     --------      --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........       88,384      6,129,095    659,682      152,181       224,029      2,123,542
                                              --------     ----------   --------     --------      --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      696,987      6,916,634    670,146      204,048       552,286      2,450,292
                                              --------     ----------   --------     --------      --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $689,057     $6,177,262   $689,983     $197,863      $555,647     $2,409,329
                                              ========     ==========   ========     ========      ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                   AMERICAN
                                     AB VPS REAL                                                     AMERICAN     CENTURY VP
                                       ESTATE    AB VPS SMALL/MID                ALPS | RED ROCKS   CENTURY VP      LARGE
                                     INVESTMENT     CAP VALUE       ALL ASSET     LISTED PRIVATE     INFLATION     COMPANY
                                     PORTFOLIO**   PORTFOLIO**    GROWTH-ALT 20* EQUITY PORTFOLIO PROTECTION FUND   VALUE
                                     ----------- ---------------- -------------- ---------------- --------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 80,260       $  8,582       $  619,231       $ 74,041        $158,445      $ 37,854
 Expenses:
   Asset-based charges..............    58,492         39,342          454,389         26,443          68,475        35,182
                                      --------       --------       ----------       --------        --------      --------

NET INVESTMENT INCOME (LOSS)........    21,768        (30,760)         164,842         47,598          89,970         2,672
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     8,233         30,935          192,271         56,701          (9,748)       76,019
   Net realized gain distribution
    from the Portfolios.............   273,202        174,706          875,825             --              --       128,816
                                      --------       --------       ----------       --------        --------      --------
 Net realized gain (loss)...........   281,435        205,641        1,068,096         56,701          (9,748)      204,835
                                      --------       --------       ----------       --------        --------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (48,288)       230,333        3,285,278        337,207          59,496         5,843
                                      --------       --------       ----------       --------        --------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   233,147        435,974        4,353,374        393,908          49,748       210,678
                                      --------       --------       ----------       --------        --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $254,915       $405,214       $4,518,216       $441,506        $139,718      $213,350
                                      ========       ========       ==========       ========        ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                AMERICAN FUNDS
                                               AMERICAN FUNDS                                     INSURANCE
                                                  INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                   AMERICAN    SERIES(R) ASSET   INSURANCE       INSURANCE          SMALL           INSURANCE
                                CENTURY VP MID   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                CAP VALUE FUND    FUND/SM/        FUND/SM/    GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                -------------- --------------- -------------- ---------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $ 1,802,978     $  610,431      $ 788,347       $   40,640       $   58,651       $  136,877
 Expenses:
   Asset-based charges.........    1,725,849        427,799        583,852           65,977          198,788          104,943
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INVESTMENT INCOME (LOSS)...       77,129        182,632        204,495          (25,337)        (140,137)          31,934
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    2,930,128        103,182       (203,344)          18,017         (278,792)         (41,681)
   Net realized gain
    distribution from the
    Portfolios.................    2,445,935      1,602,096        590,484          156,412               --          562,056
                                 -----------     ----------      ---------       ----------       ----------       ----------
 Net realized gain (loss)......    5,376,063      1,705,278        387,140          174,429         (278,792)         520,375
                                 -----------     ----------      ---------       ----------       ----------       ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    6,848,848      2,881,854        120,400        1,201,146        3,468,868        1,117,542
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   12,224,911      4,587,132        507,540        1,375,575        3,190,076        1,637,917
                                 -----------     ----------      ---------       ----------       ----------       ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $12,302,040     $4,769,764      $ 712,035       $1,350,238       $3,049,939       $1,669,851
                                 ===========     ==========      =========       ==========       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                   AMERICAN FUNDS   AMERICAN FUNDS
                                     INSURANCE         INSURANCE
                                     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                   INTERNATIONAL      RISK ASSET       INSURANCE                                     AXA 2000
                                     GROWTH AND       ALLOCATION     SERIES(R) NEW  AXA 400 MANAGED AXA 500 MANAGED   MANAGED
                                   INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)    VOLATILITY*     VOLATILITY*   VOLATILITY*
                                   --------------  ----------------- -------------- --------------- --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $104,121         $ 52,295       $   380,260     $   580,174     $ 1,940,641   $  539,389
 Expenses:
   Asset-based charges............      52,903           97,067           617,650       1,127,173       2,586,846    1,115,381
                                      --------         --------       -----------     -----------     -----------   ----------

NET INVESTMENT INCOME (LOSS)......      51,218          (44,772)         (237,390)       (546,999)       (646,205)    (575,992)
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       2,189           73,925            66,046       4,815,098      14,777,313    5,179,188
   Net realized gain
    distribution from the
    Portfolios....................          --           64,323                --       6,039,628       3,655,444    4,271,822
                                      --------         --------       -----------     -----------     -----------   ----------
 Net realized gain (loss).........       2,189          138,248            66,046      10,854,726      18,432,757    9,451,010
                                      --------         --------       -----------     -----------     -----------   ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     831,397          734,597        10,717,773        (265,277)     13,381,317      152,276
                                      --------         --------       -----------     -----------     -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     833,586          872,845        10,783,819      10,589,449      31,814,074    9,603,286
                                      --------         --------       -----------     -----------     -----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $884,804         $828,073       $10,546,429     $10,042,450     $31,167,869   $9,027,294
                                      ========         ========       ===========     ===========     ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                   AXA
                                                                               CONSERVATIVE     AXA        AXA GLOBAL
                                   AXA AGGRESSIVE AXA AGGRESSIVE AXA BALANCED     GROWTH    CONSERVATIVE EQUITY MANAGED
                                    ALLOCATION*     STRATEGY*     STRATEGY*     STRATEGY*    STRATEGY*    VOLATILITY*
                                   -------------- -------------- ------------  ------------ ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..   $  372,302    $ 53,853,891  $ 37,825,634  $16,682,249  $ 7,370,120    $  178,632
 Expenses:
   Asset-based charges............      319,646      44,324,898    41,013,068   19,049,111   10,496,087       239,563
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)......       52,656       9,528,993    (3,187,434)  (2,366,862)  (3,125,967)      (60,931)
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      428,736      21,091,277    34,128,489   16,061,985    7,471,651       737,638
   Net realized gain
    distribution from the
    Portfolios....................      827,634      28,210,780    29,172,715   13,326,791    7,861,157            --
                                     ----------    ------------  ------------  -----------  -----------    ----------
 Net realized gain (loss).........    1,256,370      49,302,057    63,301,204   29,388,776   15,332,808       737,638
                                     ----------    ------------  ------------  -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................    2,504,038     355,992,324   173,147,275   58,400,077    8,796,574     2,880,963
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......    3,760,408     405,294,381   236,448,479   87,788,853   24,129,382     3,618,601
                                     ----------    ------------  ------------  -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................   $3,813,064    $414,823,374  $233,261,045  $85,421,991  $21,003,415    $3,557,670
                                     ==========    ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA           AXA           AXA
                                                INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                    AXA GROWTH  CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED  GROWTH MANAGED
                                    STRATEGY*    VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                   ------------ ------------- ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.. $ 62,173,685  $  212,429    $ 2,215,315    $ 62,657     $  102,776     $  117,276
 Expenses:
   Asset-based charges............   56,182,918     184,526      1,643,427      47,660        152,413        357,167
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)......    5,990,767      27,903        571,888      14,997        (49,637)      (239,891)
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................   37,175,661     179,763      2,635,989      65,050        558,676      1,533,390
   Net realized gain
    distribution from the
    Portfolios....................   36,252,534          --        965,855          --        672,800      1,945,135
                                   ------------  ----------    -----------    --------     ----------     ----------
 Net realized gain (loss).........   73,428,195     179,763      3,601,844      65,050      1,231,476      3,478,525
                                   ------------  ----------    -----------    --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................  378,210,484   2,575,344     18,772,861     570,087        678,442      2,583,874
                                   ------------  ----------    -----------    --------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......  451,638,679   2,755,107     22,374,705     635,137      1,909,918      6,062,399
                                   ------------  ----------    -----------    --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................... $457,629,446  $2,783,010    $22,946,593    $650,134     $1,860,281     $5,822,508
                                   ============  ==========    ===========    ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     AXA LARGE CAP AXA MID CAP VALUE                               AXA MODERATE-  AXA ULTRA
                                     VALUE MANAGED      MANAGED      AXA MODERATE   AXA MODERATE       PLUS      CONSERVATIVE
                                      VOLATILITY*     VOLATILITY*    ALLOCATION*  GROWTH STRATEGY*  ALLOCATION*   STRATEGY*
                                     ------------- ----------------- ------------ ---------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  373,635      $  188,051     $ 1,790,913    $ 86,905,710    $  767,570   $    890,492
 Expenses:
   Asset-based charges..............     353,367         257,789       1,857,454      87,399,864       703,926      2,374,943
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INVESTMENT INCOME (LOSS)........      20,268         (69,738)        (66,541)       (494,154)       63,644     (1,484,451)
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,217,458         776,831         538,351      84,373,517       578,708    (11,432,206)
   Net realized gain distribution
    from the Portfolios.............          --       1,136,603       4,819,294      72,704,408     2,394,654      1,133,841
                                      ----------      ----------     -----------    ------------    ----------   ------------
 Net realized gain (loss)...........   1,217,458       1,913,434       5,357,645     157,077,925     2,973,362    (10,298,365)
                                      ----------      ----------     -----------    ------------    ----------   ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   1,598,553         (29,605)      7,348,448     445,849,836     3,698,784     13,008,359
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,816,011       1,883,829      12,706,093     602,927,761     6,672,146      2,709,994
                                      ----------      ----------     -----------    ------------    ----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $2,836,279      $1,814,091     $12,639,552    $602,433,607    $6,735,790   $  1,225,543
                                      ==========      ==========     ===========    ============    ==========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   AXA/AB SHORT                                  AXA/FRANKLIN
                                                    AXA/AB DYNAMIC   DURATION                    AXA/CLEARBRIDGE   BALANCED
                                     AXA/AB DYNAMIC    MODERATE     GOVERNMENT  AXA/AB SMALL CAP    LARGE CAP      MANAGED
                                        GROWTH*        GROWTH*        BOND*         GROWTH*          GROWTH*     VOLATILITY*
                                     -------------- -------------- ------------ ---------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 4,680,144    $ 31,909,888    $ 10,096     $   185,806      $    57,536     $251,013
 Expenses:
   Asset-based charges..............    5,844,773      37,515,224      22,541         958,832        1,128,014      145,525
                                      -----------    ------------    --------     -----------      -----------     --------

NET INVESTMENT INCOME (LOSS)........   (1,164,629)     (5,605,336)    (12,445)       (773,026)      (1,070,478)     105,488
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,071,853      30,760,534        (744)       (122,335)        (423,760)     236,861
   Net realized gain distribution
    from the Portfolios.............    7,039,952      40,159,565          --       6,030,934        9,677,616           --
                                      -----------    ------------    --------     -----------      -----------     --------
 Net realized gain (loss)...........    8,111,805      70,920,099        (744)      5,908,599        9,253,856      236,861
                                      -----------    ------------    --------     -----------      -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   45,376,744     217,239,638      (4,801)      7,482,724        8,604,129      447,366
                                      -----------    ------------    --------     -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   53,488,549     288,159,737      (5,545)     13,391,323       17,857,985      684,227
                                      -----------    ------------    --------     -----------      -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $52,323,920    $282,554,401    $(17,990)    $12,618,297      $16,787,507     $789,715
                                      ===========    ============    ========     ===========      ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                     AXA/FRANKLIN
                                      AXA/FRANKLIN    TEMPLETON
                                     SMALL CAP VALUE  ALLOCATION    AXA/GOLDMAN   AXA/INVESCO               AXA/LEGG MASON
                                         MANAGED       MANAGED    SACHS STRATEGIC  STRATEGIC    AXA/JANUS     STRATEGIC
                                       VOLATILITY*   VOLATILITY*    ALLOCATION*   ALLOCATION*  ENTERPRISE*   ALLOCATION*
                                     --------------- ------------ --------------- -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   63,065     $  215,175    $ 1,957,177   $   598,571  $        --    $  907,447
 Expenses:
   Asset-based charges..............      169,876        188,115      5,045,146     2,648,938      698,996     1,137,933
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)........     (106,811)        27,060     (3,087,969)   (2,050,367)    (698,996)     (230,486)
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      774,366        485,458        551,658       376,894     (175,987)      219,225
   Net realized gain distribution
    from the Portfolios.............    1,036,584        226,019     25,351,436     7,530,356    5,332,189            --
                                       ----------     ----------    -----------   -----------  -----------    ----------
 Net realized gain (loss)...........    1,810,950        711,477     25,903,094     7,907,250    5,156,202       219,225
                                       ----------     ----------    -----------   -----------  -----------    ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (577,534)       893,769      8,686,996     9,389,435    6,864,408     7,164,057
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    1,233,416      1,605,246     34,590,090    17,296,685   12,020,610     7,383,282
                                       ----------     ----------    -----------   -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,126,605     $1,632,306    $31,502,121   $15,246,318  $11,321,614    $7,152,796
                                       ==========     ==========    ===========   ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                  AXA/MUTUAL    AXA/TEMPLETON    BLACKROCK        BLACKROCK
                                               LARGE CAP EQUITY GLOBAL EQUITY     GLOBAL            GLOBAL          BLACKROCK
                                  AXA/LOOMIS       MANAGED         MANAGED    ALLOCATION V.I. OPPORTUNITIES V.I. LARGE CAP FOCUS
                                SAYLES GROWTH*   VOLATILITY*     VOLATILITY*       FUND              FUND        GROWTH V.I. FUND
                                -------------- ---------------- ------------- --------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $   109,258       $ 43,289      $  247,025     $ 1,481,234        $ 30,475         $    1,869
 Expenses:
   Asset-based charges.........      759,792         63,494         263,502       1,539,164          32,229            545,959
                                 -----------       --------      ----------     -----------        --------         ----------

NET INVESTMENT INCOME (LOSS)...     (650,534)       (20,205)        (16,477)        (57,930)         (1,754)          (544,090)
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    1,174,084        240,395         717,905        (469,386)        299,016            527,158
   Net realized gain
    distribution from the
    Portfolios.................    1,719,419        243,273              --       1,390,201         308,297          7,019,947
                                 -----------       --------      ----------     -----------        --------         ----------
 Net realized gain (loss)......    2,893,503        483,668         717,905         920,815         607,313          7,547,105
                                 -----------       --------      ----------     -----------        --------         ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   12,984,958         39,208       2,478,391      11,995,405           7,748          2,272,152
                                 -----------       --------      ----------     -----------        --------         ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   15,878,461        522,876       3,196,296      12,916,220         615,061          9,819,257
                                 -----------       --------      ----------     -----------        --------         ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $15,227,927       $502,671      $3,179,819     $12,858,290        $613,307         $9,275,167
                                 ===========       ========      ==========     ===========        ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                        CHARTER/SM/                                       CHARTER/SM/ CHARTER/SM/
                                        AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  MODERATE   MULTI-SECTOR
                                         GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*    GROWTH*       BOND*
                                        ----------  ------------- ----------  ----------  ----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $ 74,516    $  496,594   $  167,433  $  497,938  $  319,247    $ 29,080
 Expenses:
   Asset-based charges.................    69,303       350,001      149,853     343,566     278,468      26,359
                                         --------    ----------   ----------  ----------  ----------    --------

NET INVESTMENT INCOME (LOSS)...........     5,213       146,593       17,580     154,372      40,779       2,721
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    70,290        81,800       82,893     200,186     195,231     (18,996)
   Net realized gain distribution
    from the Portfolios................   100,277       151,832      245,254     230,778     237,987          --
                                         --------    ----------   ----------  ----------  ----------    --------
 Net realized gain (loss)..............   170,567       233,632      328,147     430,964     433,218     (18,996)
                                         --------    ----------   ----------  ----------  ----------    --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   655,527     1,531,144    1,225,506   2,007,827   2,020,670      32,198
                                         --------    ----------   ----------  ----------  ----------    --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   826,094     1,764,776    1,553,653   2,438,791   2,453,888      13,202
                                         --------    ----------   ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $831,307    $1,911,369   $1,571,233  $2,593,163  $2,494,667    $ 15,923
                                         ========    ==========   ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      CLEARBRIDGE              CLEARBRIDGE
                                                                       VARIABLE   CLEARBRIDGE   VARIABLE
                                        CHARTER/SM/                   AGGRESSIVE    VARIABLE    DIVIDEND     CLEARBRIDGE
                                        SMALL CAP   CHARTER/SM/ SMALL   GROWTH    APPRECIATION  STRATEGY   VARIABLE MID CAP
                                         GROWTH*      CAP VALUE*       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                                        ----------  ---------------   ----------- ------------ ----------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....... $  240,690    $  193,574      $  137,215   $  119,012  $  379,074      $  8,570
 Expenses:
   Asset-based charges.................    129,061       224,658         671,794      140,068     341,714        57,425
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INVESTMENT INCOME (LOSS)...........    111,629       (31,084)       (534,579)     (21,056)     37,360       (48,855)
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    416,367     1,115,069        (816,983)      55,233     375,172         5,970
   Net realized gain distribution
    from the Portfolios................    213,249            --       3,406,146      405,043          --       254,253
                                        ----------    ----------      ----------   ----------  ----------      --------
 Net realized gain (loss)..............    629,616     1,115,069       2,589,163      460,276     375,172       260,223
                                        ----------    ----------      ----------   ----------  ----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................  1,098,937        51,939       4,584,164    1,267,049   3,793,999       227,108
                                        ----------    ----------      ----------   ----------  ----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................  1,728,553     1,167,008       7,173,327    1,727,325   4,169,171       487,331
                                        ----------    ----------      ----------   ----------  ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............. $1,840,182    $1,135,924      $6,638,748   $1,706,269  $4,206,531      $438,476
                                        ==========    ==========      ==========   ==========  ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        DELAWARE VIP(R)
                                        DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT EQ/BLACKROCK EQ/CAPITAL
                                          DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE  BASIC VALUE   GUARDIAN
                                         INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND     EQUITY*    RESEARCH*
                                        --------------- --------------- --------------- -------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......    $346,794        $  5,518        $179,315        $797,916     $1,999,395  $  147,815
 Expenses:
   Asset-based charges.................     180,984          23,403         119,495         305,460      1,956,286     284,292
                                           --------        --------        --------        --------     ----------  ----------

NET INVESTMENT INCOME (LOSS)...........     165,810         (17,885)         59,820         492,456         43,109    (136,477)
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (64,006)        185,433         (10,529)         12,387      4,529,470   1,445,983
   Net realized gain distribution
    from the Portfolios................          --              --              --              --             --   1,058,585
                                           --------        --------        --------        --------     ----------  ----------
 Net realized gain (loss)..............     (64,006)        185,433         (10,529)         12,387      4,529,470   2,504,568
                                           --------        --------        --------        --------     ----------  ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     420,363         382,295          16,048          (1,729)     4,628,496   1,620,192
                                           --------        --------        --------        --------     ----------  ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     356,357         567,728           5,519          10,658      9,157,966   4,124,760
                                           --------        --------        --------        --------     ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............    $522,167        $549,843        $ 65,339        $503,114     $9,201,075  $3,988,283
                                           ========        ========        ========        ========     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                   EQ/EMERGING                                EQ/INTERMEDIATE
                                         EQ/COMMON   EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500 EQ/GLOBAL BOND   GOVERNMENT
                                        STOCK INDEX*    INDEX*        PLUS*         INDEX*         PLUS*           BOND*
                                        ------------ ------------ -------------- ------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......  $  621,916   $5,411,031    $   63,246    $ 4,135,452    $   4,186      $ 1,065,152
 Expenses:
   Asset-based charges.................     590,450    4,909,552        81,901      3,630,670      143,569        1,792,810
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INVESTMENT INCOME (LOSS)...........      31,466      501,479       (18,655)       504,782     (139,383)        (727,658)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................   1,310,284     (282,526)      303,574      7,106,693     (168,447)        (118,462)
   Net realized gain distribution
    from the Portfolios................          --           --       161,472      2,542,836           --           70,749
                                         ----------   ----------    ----------    -----------    ---------      -----------
 Net realized gain (loss)..............   1,310,284     (282,526)      465,046      9,649,529     (168,447)         (47,713)
                                         ----------   ----------    ----------    -----------    ---------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................   6,122,654     (190,323)    1,099,471     36,363,982      624,838         (559,638)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................   7,432,938     (472,849)    1,564,517     46,013,511      456,391         (607,351)
                                         ----------   ----------    ----------    -----------    ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............  $7,464,404   $   28,630    $1,545,862    $46,518,293    $ 317,008      $(1,335,009)
                                         ==========   ==========    ==========    ===========    =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                      EQ/JPMORGAN                                 EQ/MFS
                                        EQ/INTERNATIONAL EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                         EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                        ---------------- ----------  -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $ 1,228,355    $  300,092    $  166,641    $   464,628   $  707,662   $   345,034
 Expenses:
   Asset-based charges.................       566,670       533,086       278,978        768,588      471,750       557,331
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)...........       661,685      (232,994)     (112,337)      (303,960)     235,912      (212,297)
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................    (2,162,995)    1,473,168     1,698,560        795,811      604,952       720,810
   Net realized gain distribution
    from the Portfolios................            --            --     2,040,658      2,571,684    1,277,156     1,559,124
                                          -----------    ----------    ----------    -----------   ----------   -----------
 Net realized gain (loss)..............    (2,162,995)    1,473,168     3,739,218      3,367,495    1,882,108     2,279,934
                                          -----------    ----------    ----------    -----------   ----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................     9,430,028     4,588,103      (704,445)    10,528,405    1,757,075     8,176,246
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................     7,267,033     6,061,271     3,034,773     13,895,900    3,639,183    10,456,180
                                          -----------    ----------    ----------    -----------   ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $ 7,928,718    $5,828,277    $2,922,436    $13,591,940   $3,875,095   $10,243,883
                                          ===========    ==========    ==========    ===========   ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO ULTRA EQ/QUALITY BOND
                                   EQ/MID CAP INDEX*   MARKET*       GLOBAL*      REAL RETURN*    SHORT BOND*        PLUS*
                                   ----------------- -----------  -------------- --------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   754,103    $   519,248   $   426,610      $255,807        $419,641       $344,224
 Expenses:
   Asset-based charges............      1,112,640      1,847,156     1,021,030       239,581         455,424        407,464
                                      -----------    -----------   -----------      --------        --------       --------

NET INVESTMENT INCOME (LOSS)......       (358,537)    (1,327,908)     (594,420)       16,226         (35,783)       (63,240)
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      2,515,688          1,341     2,015,437        10,828          64,977        (12,050)
   Net realized gain
    distribution from the
    Portfolios....................      7,244,797          2,511            --            --              --             --
                                      -----------    -----------   -----------      --------        --------       --------
 Net realized gain (loss).........      9,760,485          3,852     2,015,437        10,828          64,977        (12,050)
                                      -----------    -----------   -----------      --------        --------       --------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................      1,058,032            113    18,620,816       268,371         135,731         48,331
                                      -----------    -----------   -----------      --------        --------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     10,818,517          3,965    20,636,253       279,199         200,708         36,281
                                      -----------    -----------   -----------      --------        --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $10,459,980    $(1,323,943)  $20,041,833      $295,425        $164,925       $(26,959)
                                      ===========    ===========   ===========      ========        ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                                FIDELITY(R) VIP
                                                                                FEDERATED HIGH                  ASSET MANAGER:
                                   EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH &  INCOME BOND      FEDERATED         GROWTH
                                COMPANY INDEX*  GROWTH STOCK*       INCOME*        FUND II     KAUFMANN FUND II    PORTFOLIO
                                -------------- ---------------- --------------- -------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  600,786     $        --      $   21,031      $1,088,077      $       --       $  9,062
 Expenses:
   Asset-based charges.........      781,278       2,550,810         115,965         215,225          63,614         11,521
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INVESTMENT INCOME (LOSS)...     (180,492)     (2,550,810)        (94,934)        872,852         (63,614)        (2,459)
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      551,667       7,628,381         215,258         110,814         (33,112)        19,363
   Net realized gain
    distribution from the
    Portfolios.................    4,375,808      16,984,569         477,805              --         524,262        105,923
                                  ----------     -----------      ----------      ----------      ----------       --------
 Net realized gain (loss)......    4,927,475      24,612,950         693,063         110,814         491,150        125,286
                                  ----------     -----------      ----------      ----------      ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    1,725,218      25,363,148         758,654        (102,851)        810,463          2,543
                                  ----------     -----------      ----------      ----------      ----------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    6,652,693      49,976,098       1,451,717           7,963       1,301,613        127,829
                                  ----------     -----------      ----------      ----------      ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $6,472,201     $47,425,288      $1,356,783      $  880,815      $1,237,999       $125,370
                                  ==========     ===========      ==========      ==========      ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                              CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030   FIDELITY(R) VIP MID
                                PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                             --------------- --------------- --------------- --------------- --------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $ 1,296,445      $ 12,028        $ 15,215        $ 16,324        $ 10,906         $   387,930
 Expenses:
   Asset-based charges......     2,291,600        12,502          15,614          18,333          14,070           1,055,549
                               -----------      --------        --------        --------        --------         -----------

NET INVESTMENT INCOME
 (LOSS).....................      (995,155)         (474)           (399)         (2,009)         (3,164)           (667,619)
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...     3,385,883         6,950          17,320          27,095          27,282             358,839
   Net realized gain
    distribution from the
    Portfolios..............     8,611,830        24,096          30,986          35,328          34,252           3,443,044
                               -----------      --------        --------        --------        --------         -----------
 Net realized gain (loss)...    11,997,713        31,046          48,306          62,423          61,534           3,801,883
                               -----------      --------        --------        --------        --------         -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    18,329,854        76,928         104,291         129,799         108,581          10,342,735
                               -----------      --------        --------        --------        --------         -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    30,327,567       107,974         152,597         192,222         170,115          14,144,618
                               -----------      --------        --------        --------        --------         -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $29,332,412      $107,500        $152,198        $190,213        $166,951         $13,476,999
                               ===========      ========        ========        ========        ========         ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                FIRST TRUST/DOW
                                              FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                             FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                             STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP FRANKLIN INCOME FRANKLIN MUTUAL
                                PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND         VIP FUND     SHARES VIP FUND
                             ---------------- ----------------- ---------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............    $3,393,072        $ 96,601         $  603,239      $  543,149     $3,645,395       $324,452
 Expenses:
   Asset-based charges......     1,406,763          45,221            605,163         276,944      1,200,474        197,186
                                ----------        --------         ----------      ----------     ----------       --------

NET INVESTMENT INCOME
 (LOSS).....................     1,986,309          51,380             (1,924)        266,205      2,444,921        127,266
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...       (27,939)         58,683            696,284        (143,603)      (284,115)       235,653
   Net realized gain
    distribution from the
    Portfolios..............       586,698              --          2,298,486         837,275             --        588,387
                                ----------        --------         ----------      ----------     ----------       --------
 Net realized gain (loss)...       558,759          58,683          2,994,770         693,672       (284,115)       824,040
                                ----------        --------         ----------      ----------     ----------       --------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............     3,389,733          42,738          2,128,608       1,024,020      4,790,735         (8,419)
                                ----------        --------         ----------      ----------     ----------       --------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................     3,948,492         101,421          5,123,378       1,717,692      4,506,620        815,621
                                ----------        --------         ----------      ----------     ----------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $5,934,801        $152,801         $5,121,454      $1,983,897     $6,951,541       $942,887
                                ==========        ========         ==========      ==========     ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                  GUGGENHEIM VIF                     HARTFORD
                                FRANKLIN RISING    FRANKLIN       GOLDMAN SACHS   GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL
                                 DIVIDENDS VIP     STRATEGIC    VIT MID CAP VALUE    FUTURES       MULTI-HEDGE   APPRECIATION HLS
                                     FUND       INCOME VIP FUND       FUND        STRATEGY FUND  STRATEGIES FUND       FUND
                                --------------- --------------- ----------------- -------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 1,115,293     $ 1,763,408      $  146,039        $ 38,154       $     --        $  109,901
 Expenses:
   Asset-based charges.........       993,171         854,289         436,639          32,434         11,055           198,112
                                  -----------     -----------      ----------        --------       --------        ----------

NET INVESTMENT INCOME (LOSS)...       122,122         909,119        (290,600)          5,720        (11,055)          (88,211)
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (298,108)     (1,099,223)       (377,314)        (95,236)        16,111          (318,808)
   Net realized gain
    distribution from the
    Portfolios.................     2,656,514              --       1,654,033              --             --           895,084
                                  -----------     -----------      ----------        --------       --------        ----------
 Net realized gain (loss)......     2,358,406      (1,099,223)      1,276,719         (95,236)        16,111           576,276
                                  -----------     -----------      ----------        --------       --------        ----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    10,236,108       2,000,904       1,729,160         281,743          9,626         2,192,123
                                  -----------     -----------      ----------        --------       --------        ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    12,594,514         901,681       3,005,879         186,507         25,737         2,768,399
                                  -----------     -----------      ----------        --------       --------        ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $12,716,636     $ 1,810,800      $2,715,279        $192,227       $ 14,682        $2,680,188
                                  ===========     ===========      ==========        ========       ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                       HARTFORD
                                        GROWTH      INVESCO V.I.   INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                     OPPORTUNITIES    AMERICAN     BALANCED-RISK   DIVERSIFIED   EQUITY AND  GLOBAL HEALTH
                                       HLS FUND    FRANCHISE FUND ALLOCATION FUND DIVIDEND FUND INCOME FUND    CARE FUND
                                     ------------- -------------- --------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $       --      $     --       $368,280      $1,140,186    $  196,737    $   3,598
 Expenses:
   Asset-based charges..............     403,001         8,273        115,072       1,056,170       162,177       47,280
                                      ----------      --------       --------      ----------    ----------    ---------

NET INVESTMENT INCOME (LOSS)........    (403,001)       (8,273)       253,208          84,016        34,560      (43,682)
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    (696,385)       11,232         (3,675)      1,514,564       (37,215)    (225,898)
   Net realized gain distribution
    from the Portfolios.............     403,511        46,913        528,281       2,623,619       245,722      223,222
                                      ----------      --------       --------      ----------    ----------    ---------
 Net realized gain (loss)...........    (292,874)       58,145        524,606       4,138,183       208,507       (2,676)
                                      ----------      --------       --------      ----------    ----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   8,050,839        77,110         16,931         704,429       877,647      542,664
                                      ----------      --------       --------      ----------    ----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   7,757,965       135,255        541,537       4,842,612     1,086,154      539,988
                                      ----------      --------       --------      ----------    ----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $7,354,964      $126,982       $794,745      $4,926,628    $1,120,714    $ 496,306
                                      ==========      ========       ========      ==========    ==========    =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                     INVESCO V.I.                   INVESCO V.I.  INVESCO V.I. MID   INVESCO V.I.
                                     GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL CAP CORE EQUITY  SMALL CAP EQUITY IVY VIP ASSET
                                     ESTATE FUND     YIELD FUND      GROWTH FUND        FUND             FUND         STRATEGY
                                     ------------ ----------------- ------------- ---------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $2,363,851     $1,633,788      $  626,155      $   39,393       $       --     $   551,703
 Expenses:
   Asset-based charges..............   1,082,210        560,124         669,957         168,097          226,838         501,198
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INVESTMENT INCOME (LOSS)........   1,281,641      1,073,664         (43,802)       (128,704)        (226,838)         50,505
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   1,558,652       (122,555)        910,777         (97,293)        (421,507)     (2,120,025)
   Net realized gain distribution
    from the Portfolios.............   1,287,970             --              --         259,344          824,304              --
                                      ----------     ----------      ----------      ----------       ----------     -----------
 Net realized gain (loss)...........   2,846,622       (122,555)        910,777         162,051          402,797      (2,120,025)
                                      ----------     ----------      ----------      ----------       ----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   4,004,246        893,231       8,335,868       1,473,795        1,815,690       7,545,793
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   6,850,868        770,676       9,246,645       1,635,846        2,218,487       5,425,768
                                      ----------     ----------      ----------      ----------       ----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $8,132,509     $1,844,340      $9,202,843      $1,507,142       $1,991,649     $ 5,476,273
                                      ==========     ==========      ==========      ==========       ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                IVY VIP DIVIDEND                IVY VIP HIGH IVY VIP MICRO CAP IVY VIP MID CAP IVY VIP NATURAL
                                 OPPORTUNITIES   IVY VIP ENERGY    INCOME         GROWTH           GROWTH         RESOURCES
                                ---------------- -------------- ------------ ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $  197,716     $   268,723    $7,094,060      $     --        $        --      $  14,028
 Expenses:
   Asset-based charges.........       223,942         483,664     1,864,351        36,206            695,124        144,360
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INVESTMENT INCOME (LOSS)...       (26,226)       (214,941)    5,229,709       (36,206)          (695,124)      (130,332)
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............       211,957      (1,459,183)     (851,134)      (86,094)           501,102       (493,531)
   Net realized gain
    distribution from the
    Portfolios.................       510,560              --            --        10,299          1,450,029             --
                                   ----------     -----------    ----------      --------        -----------      ---------
 Net realized gain (loss)......       722,517      (1,459,183)     (851,134)      (75,795)         1,951,131       (493,531)
                                   ----------     -----------    ----------      --------        -----------      ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     1,329,854      (4,321,436)    2,038,626       344,094          9,796,006        738,505
                                   ----------     -----------    ----------      --------        -----------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     2,052,371      (5,780,619)    1,187,492       268,299         11,747,137        244,974
                                   ----------     -----------    ----------      --------        -----------      ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $2,026,145     $(5,995,560)   $6,417,201      $232,093        $11,052,013      $ 114,642
                                   ==========     ===========    ==========      ========        ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                       JANUS        JPMORGAN
                                                                           JANUS         JANUS     HENDERSON VIT INSURANCE TRUST
                                                                       HENDERSON VIT HENDERSON VIT   U.S. LOW        GLOBAL
                                     IVY VIP SCIENCE IVY VIP SMALL CAP   BALANCED    FLEXIBLE BOND  VOLATILITY     ALLOCATION
                                     AND TECHNOLOGY       GROWTH         PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                     --------------- ----------------- ------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $        --      $       --      $  653,406     $671,042     $  135,075     $  211,807
 Expenses:
   Asset-based charges..............     1,003,677         363,467         532,242      302,037        111,552        189,169
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (1,003,677)       (363,467)        121,164      369,005         23,523         22,638
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     1,385,273        (488,932)        221,884      (32,562)       136,787        122,938
   Net realized gain distribution
    from the Portfolios.............     6,330,651         616,111          86,018           --             --        690,758
                                       -----------      ----------      ----------     --------     ----------     ----------
 Net realized gain (loss)...........     7,715,924         127,179         307,902      (32,562)       136,787        813,696
                                       -----------      ----------      ----------     --------     ----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    11,989,180       5,187,888       6,419,309      178,798      1,111,077      1,391,163
                                       -----------      ----------      ----------     --------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    19,705,104       5,315,067       6,727,211      146,236      1,247,864      2,204,859
                                       -----------      ----------      ----------     --------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $18,701,427      $4,951,600      $6,848,375     $515,241     $1,271,387     $2,227,497
                                       ===========      ==========      ==========     ========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         LAZARD                                   LORD ABBETT
                                        JPMORGAN       RETIREMENT    LORD ABBETT    LORD ABBETT  SERIES FUND -
                                     INSURANCE TRUST    EMERGING    SERIES FUND -  SERIES FUND -    GROWTH         MFS(R)
                                     INCOME BUILDER  MARKETS EQUITY BOND DEBENTURE CLASSIC STOCK OPPORTUNITIES  INTERNATIONAL
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
                                     --------------- -------------- -------------- ------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  519,695     $ 1,661,039     $4,879,418     $ 36,733      $     --      $ 2,767,480
 Expenses:
   Asset-based charges..............      158,563       1,276,809      1,451,850       61,998        67,875        2,838,185
                                       ----------     -----------     ----------     --------      --------      -----------

NET INVESTMENT INCOME (LOSS)........      361,132         384,230      3,427,568      (25,265)      (67,875)         (70,705)
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      104,642         481,509         22,900      (29,127)      (46,941)       4,465,168
   Net realized gain distribution
    from the Portfolios.............      127,932              --      1,149,500      374,559       167,589          201,774
                                       ----------     -----------     ----------     --------      --------      -----------
 Net realized gain (loss)...........      232,574         481,509      1,172,400      345,432       120,648        4,666,942
                                       ----------     -----------     ----------     --------      --------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      653,479      19,842,318      3,201,159      311,206       842,896       40,654,272
                                       ----------     -----------     ----------     --------      --------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      886,053      20,323,827      4,373,559      656,638       963,544       45,321,214
                                       ----------     -----------     ----------     --------      --------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $1,247,185     $20,708,057     $7,801,127     $631,373      $895,669      $45,250,509
                                       ==========     ===========     ==========     ========      ========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                       MFS(R)
                                                    MASSACHUSETTS
                                                      INVESTORS
                                   MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) TECHNOLOGY MFS(R) UTILITIES MFS(R) VALUE
                                     TRUST SERIES     PORTFOLIO       SERIES          PORTFOLIO          SERIES         SERIES
                                   ---------------- ------------- --------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..    $   68,031     $   53,123      $ 23,640        $       --        $2,145,817     $  331,418
 Expenses:
   Asset-based charges............       164,668        178,005        24,844           413,929           704,947        212,758
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INVESTMENT INCOME (LOSS)......       (96,637)      (124,882)       (1,204)         (413,929)        1,440,870        118,660
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................       249,617       (106,611)        5,058         1,857,097          (698,550)        38,637
   Net realized gain
    distribution from the
    Portfolios....................       487,505        663,770       141,786           654,039                --        767,660
                                      ----------     ----------      --------        ----------        ----------     ----------
 Net realized gain (loss).........       737,122        557,159       146,844         2,511,136          (698,550)       806,297
                                      ----------     ----------      --------        ----------        ----------     ----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................     1,650,765      2,473,295       257,702         6,433,669         5,295,473      1,820,644
                                      ----------     ----------      --------        ----------        ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......     2,387,887      3,030,454       404,546         8,944,805         4,596,923      2,626,941
                                      ----------     ----------      --------        ----------        ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................    $2,291,250     $2,905,572      $403,342        $8,530,876        $6,037,793     $2,745,601
                                      ==========     ==========      ========        ==========        ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                              NEUBERGER
                                     MULTIMANAGER                                                               BERMAN
                                      AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER  INTERNATIONAL
                                       EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*  EQUITY PORTFOLIO
                                     ------------ ------------ --------------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   23,790   $2,275,205    $       --      $   88,187   $     1,420      $ 25,408
 Expenses:
   Asset-based charges..............     216,521    1,609,496       264,597         198,421       449,228        49,067
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INVESTMENT INCOME (LOSS)........    (192,731)     665,709      (264,597)       (110,234)     (447,808)      (23,659)
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     932,419     (274,502)      (31,418)      1,069,325     1,409,940        66,139
   Net realized gain distribution
    from the Portfolios.............          --           --     1,550,647              --     3,119,200            --
                                      ----------   ----------    ----------      ----------   -----------      --------
 Net realized gain (loss)...........     932,419     (274,502)    1,519,229       1,069,325     4,529,140        66,139
                                      ----------   ----------    ----------      ----------   -----------      --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   2,975,088    1,192,066     2,803,490        (114,374)    5,867,855       738,642
                                      ----------   ----------    ----------      ----------   -----------      --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   3,907,507      917,564     4,322,719         954,951    10,396,995       804,781
                                      ----------   ----------    ----------      ----------   -----------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $3,714,776   $1,583,273    $4,058,122      $  844,717   $ 9,949,187      $781,122
                                      ==========   ==========    ==========      ==========   ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                        PIMCO GLOBAL
                                     NEUBERGER BERMAN        PIMCO                                      MULTI-ASSET
                                     U.S. EQUITY INDEX   COMMODITYREAL    PIMCO EMERGING  PIMCO GLOBAL    MANAGED     PIMCO REAL
                                     PUTWRITE STRATEGY RETURN(R) STRATEGY  MARKETS BOND  BOND PORTFOLIO  ALLOCATION     RETURN
                                         PORTFOLIO         PORTFOLIO        PORTFOLIO      (UNHEDGED)    PORTFOLIO    PORTFOLIO
                                     ----------------- ------------------ -------------- -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....     $     --         $ 1,825,737       $1,000,516      $ 52,247      $ 30,114   $ 1,308,929
 Expenses:
   Asset-based charges..............       26,901             235,014          281,426        27,000        16,573       825,185
                                         --------         -----------       ----------      --------      --------   -----------

NET INVESTMENT INCOME (LOSS)........      (26,901)          1,590,723          719,090        25,247        13,541       483,744
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------
 Net realized gain (loss)...........      (14,917)         (2,648,316)        (307,958)        1,899        26,382    (1,182,808)
                                         --------         -----------       ----------      --------      --------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      148,583           1,125,122        1,163,037       116,260       120,803     1,886,490
                                         --------         -----------       ----------      --------      --------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      133,666          (1,523,194)         855,079       118,159       147,185       703,682
                                         --------         -----------       ----------      --------      --------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...     $106,765         $    67,529       $1,574,169      $143,406      $160,726   $ 1,187,426
                                         ========         ===========       ==========      ========      ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                                                            PUTNAM VT
                                     PIMCO TOTAL                                  PUTNAM VT     PUTNAM VT  GLOBAL ASSET
                                       RETURN                     PROFUND VP   ABSOLUTE RETURN DIVERSIFIED  ALLOCATION
                                      PORTFOLIO  PROFUND VP BEAR BIOTECHNOLOGY    500 FUND     INCOME FUND     FUND
                                     ----------- --------------- ------------- --------------- ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $3,080,232     $     --      $       --      $     --      $478,672     $ 37,809
 Expenses:
   Asset-based charges..............  2,227,674        2,343         671,805        27,530       115,481       34,171
                                     ----------     --------      ----------      --------      --------     --------

NET INVESTMENT INCOME (LOSS)........    852,558       (2,343)       (671,805)      (27,530)      363,191        3,638
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................   (679,474)     (18,998)        656,094        (6,017)      (55,858)       2,993
   Net realized gain distribution
    from the Portfolios.............         --           --              --            --            --       89,704
                                     ----------     --------      ----------      --------      --------     --------
 Net realized gain (loss)...........   (679,474)     (18,998)        656,094        (6,017)      (55,858)      92,697
                                     ----------     --------      ----------      --------      --------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  5,045,169      (16,008)      8,726,890       163,436       190,681      316,193
                                     ----------     --------      ----------      --------      --------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  4,365,695      (35,006)      9,382,984       157,419       134,823      408,890
                                     ----------     --------      ----------      --------      --------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $5,218,253     $(37,349)     $8,711,179      $129,889      $498,014     $412,528
                                     ==========     ========      ==========      ========      ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                   QS LEGG MASON                   SEI VP
                                                   DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                       PUTNAM VT    STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY
                                     RESEARCH FUND   PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND
                                     ------------- -------------- ------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 1,763       $ 45,682      $128,722      $195,429      $105,465       $ 26,975
 Expenses:
   Asset-based charges..............      3,610         44,691        94,071       148,347        87,554         22,059
                                        -------       --------      --------      --------      --------       --------

NET INVESTMENT INCOME (LOSS)........     (1,847)           991        34,651        47,082        17,911          4,916
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     12,431        (24,828)       26,135        54,566       (10,543)        (2,128)
   Net realized gain distribution
    from the Portfolios.............         --             --            --        57,365            --             --
                                        -------       --------      --------      --------      --------       --------
 Net realized gain (loss)...........     12,431        (24,828)       26,135       111,931       (10,543)        (2,128)
                                        -------       --------      --------      --------      --------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     51,533        419,774       679,124       261,731       855,140        285,906
                                        -------       --------      --------      --------      --------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     63,964        394,946       705,259       373,662       844,597        283,778
                                        -------       --------      --------      --------      --------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $62,117       $395,937      $739,910      $420,744      $862,508       $288,694
                                        =======       ========      ========      ========      ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                         T. ROWE PRICE
                                SEI VP     T. ROWE PRICE    HEALTH        TEMPLETON                         TEMPLETON
                               MODERATE    EQUITY INCOME   SCIENCES       DEVELOPING       TEMPLETON     GLOBAL BOND VIP
                             STRATEGY FUND PORTFOLIO-II  PORTFOLIO-II  MARKETS VIP FUND FOREIGN VIP FUND      FUND
                             ------------- ------------- ------------- ---------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..............   $154,389      $100,293     $        --     $  120,018       $  220,746      $        --
 Expenses:
   Asset-based charges......    125,172        72,075       1,820,987        210,369          121,365        1,886,206
                               --------      --------     -----------     ----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).....................     29,217        28,218      (1,820,987)       (90,351)          99,381       (1,886,206)
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain
    (loss) on investments...    252,084        46,177       3,754,435        960,540         (191,307)      (1,883,422)
   Net realized gain
    distribution from the
    Portfolios..............     31,632       726,618       6,072,274             --               --          432,393
                               --------      --------     -----------     ----------       ----------      -----------
 Net realized gain (loss)...    283,716       772,795       9,826,709        960,540         (191,307)      (1,451,029)
                               --------      --------     -----------     ----------       ----------      -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments..............    405,366        52,332      21,135,332      3,852,321        1,278,776        4,063,117
                               --------      --------     -----------     ----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................    689,082       825,127      30,962,041      4,812,861        1,087,469        2,612,088
                               --------      --------     -----------     ----------       ----------      -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $718,299      $853,345     $29,141,054     $4,722,510       $1,186,850      $   725,882
                               ========      ========     ===========     ==========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2017

                                                                        VANECK VIP
                                                                       UNCONSTRAINED
                                                          VANECK VIP     EMERGING
                                             TEMPLETON    GLOBAL HARD  MARKETS BOND
                                          GROWTH VIP FUND ASSETS FUND      FUND
                                          --------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 31,169     $        --     $17,114
 Expenses:
   Asset-based charges...................      26,283         362,667       9,433
                                             --------     -----------     -------

NET INVESTMENT INCOME (LOSS).............       4,886        (362,667)      7,681
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      63,258      (2,028,807)     (6,140)
   Net realized gain (loss)..............      63,258      (2,028,807)     (6,140)
                                             --------     -----------     -------

 Net change in unrealized appreciation
   (depreciation) of investments.........     229,919       1,188,712      77,633
                                             --------     -----------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     293,177        (840,095)     71,493
                                             --------     -----------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $298,063     $(1,202,762)    $79,174
                                             ========     ===========     =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT CONVERTIBLE    1290 VT DOUBLELINE DYNAMIC    1290 VT DOUBLELINE
                                                          SECURITIES*               ALLOCATION*         OPPORTUNISTIC BOND* (A)(B)
                                                   ------------------------  ------------------------   --------------------------
                                                       2017         2016         2017          2016         2017         2016
                                                   -----------  -----------  -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   330,483  $   348,270  $  (130,064)  $    29,136  $   133,003   $  122,565
 Net realized gain (loss).........................     287,307     (253,167)     854,099        63,709       63,033        3,586
 Net change in unrealized appreciation
   (depreciation) of investments..................     765,968      547,998      527,868       864,441      115,242      (69,373)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................   1,383,758      643,101    1,251,903       957,286      311,278       56,778
                                                   -----------  -----------  -----------   -----------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     512,781      148,967    1,522,285     2,751,103    4,928,131    3,908,671
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       1,494   (1,786,909)    (329,695)      162,710    9,441,062    1,766,441
 Redemptions for contract benefits and
   terminations...................................     (49,958)     (61,826)    (598,225)     (908,806)    (921,474)    (154,255)
 Contract maintenance charges.....................         (18)          --       (3,888)       (3,732)        (662)        (177)
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     464,299   (1,699,768)     590,477     2,001,275   13,447,057    5,520,680
                                                   -----------  -----------  -----------   -----------  -----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --   (1,000,000)          35            70       (3,270)         197
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   1,848,057   (2,056,667)   1,842,415     2,958,631   13,755,065    5,577,655
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,678,718   11,735,385   15,064,682    12,106,051    7,165,790    1,588,135
                                                   -----------  -----------  -----------   -----------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $11,526,775  $ 9,678,718  $16,907,097   $15,064,682  $20,920,855   $7,165,790
                                                   ===========  ===========  ===========   ===========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       1290 VT GAMCO MERGERS &
                                                       1290 VT ENERGY*       1290 VT EQUITY INCOME*         ACQUISITIONS*
                                                   -----------------------  ------------------------  ------------------------
                                                      2017         2016         2017         2016         2017         2016
                                                   ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   69,461  $    40,756  $    93,957  $   174,540  $  (207,757) $  (216,566)
 Net realized gain (loss).........................    (34,148)    (681,029)   1,920,112    2,482,856      988,279      784,490
 Net change in unrealized appreciation
   (depreciation) of investments..................   (131,367)   1,476,051    2,228,366      388,294       26,994      380,421
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (96,054)     835,778    4,242,435    3,045,690      807,516      948,345
                                                   ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    413,341      667,778    1,559,514    1,631,410    1,732,835    1,592,194
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    265,784      753,932     (396,273)    (677,843)     122,734       82,713
 Redemptions for contract benefits and
   terminations...................................   (199,888)     (95,742)  (1,873,935)  (1,677,336)  (1,080,775)    (747,721)
 Contract maintenance charges.....................        (77)         (25)    (153,921)    (151,716)      (1,590)      (1,741)
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    479,160    1,325,943     (864,615)    (875,485)     773,204      925,445
                                                   ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --   (1,249,999)          --           --           --           --
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    383,106      911,722    3,377,820    2,170,205    1,580,720    1,873,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,394,033    3,482,311   30,758,330   28,588,125   16,560,236   14,686,446
                                                   ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,777,139  $ 4,394,033  $34,136,150  $30,758,330  $18,140,956  $16,560,236
                                                   ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,009,648) $ (1,801,432) $   463,743  $   417,227  $    39,788  $    70,002
 Net realized gain (loss)...............   25,746,940    10,415,341      (27,035)    (133,952)     371,671      184,153
 Net change in unrealized appreciation
   (depreciation) of investments........   13,423,318    33,842,000      149,416      612,556      231,993       80,528
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   37,160,610    42,455,909      586,124      895,831      643,452      334,683
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,876,839    22,840,066    2,175,121    1,532,102      413,931      353,330
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,216,987     2,198,701      707,162    1,390,604      134,810      252,706
 Redemptions for contract benefits and
   terminations.........................  (15,802,160)  (10,030,270)    (918,217)    (586,350)    (131,766)     (85,290)
 Contract maintenance charges...........      (35,217)      (32,721)      (1,286)      (1,227)         (12)          --
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   13,256,449    14,975,776    1,962,780    2,335,129      416,963      520,746
                                         ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          261           557          171           49   (2,241,107)  (1,200,000)
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   50,417,320    57,432,242    2,549,075    3,231,009   (1,180,692)    (344,571)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  246,501,269   189,069,027   11,034,451    7,803,442    3,701,278    4,045,849
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $296,918,589  $246,501,269  $13,583,526  $11,034,451  $ 2,520,586  $ 3,701,278
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   1290 VT NATURAL RESOURCES*   1290 VT REAL ESTATE*    1290 VT SMARTBETA EQUITY*
                                                   -------------------------  ------------------------  -------------------------
                                                       2017         2016          2017         2016         2017         2016
                                                   -----------   ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    74,273   $   60,815   $   286,893  $   (73,466) $   190,404  $   167,135
 Net realized gain (loss).........................      87,149     (369,890)      126,322      167,891      443,795        3,850
 Net change in unrealized appreciation
   (depreciation) of investments..................     420,713    1,183,238       669,775       79,261    2,163,222      537,832
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     582,135      874,163     1,082,990      173,686    2,797,421      708,817
                                                   -----------   ----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,464,469    1,306,408     1,741,921    1,950,985      158,304      157,151
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,166,190)   1,589,318      (622,845)   1,467,978      132,975      114,404
 Redemptions for contract benefits and
   terminations...................................    (275,504)    (186,981)   (1,078,072)    (451,612)     (57,462)     (49,579)
 Contract maintenance charges.....................        (602)        (432)       (1,382)      (1,336)          (8)          --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      22,173    2,708,313        39,622    2,966,015      233,809      221,976
                                                   -----------   ----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --          128            --           93           --           --
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     604,308    3,582,604     1,122,612    3,139,794    3,031,230      930,793
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   5,680,108    2,097,504    12,294,571    9,154,777   12,809,499   11,878,706
                                                   -----------   ----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 6,284,416   $5,680,108   $13,417,183  $12,294,571  $15,840,729  $12,809,499
                                                   ===========   ==========   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      1290 VT SOCIALLY       7TWELVE/TM/ BALANCED    AB VPS BALANCED WEALTH
                                                        RESPONSIBLE*               PORTFOLIO          STRATEGY PORTFOLIO**
                                                   ----------------------  ------------------------  ----------------------
                                                      2017        2016         2017         2016        2017        2016
                                                   ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (7,930) $     (440) $  (739,372) $  (911,058) $   19,837  $   21,737
 Net realized gain (loss).........................    608,603      42,929      787,539     (194,975)     10,464     287,581
 Net change in unrealized appreciation
   (depreciation) of investments..................     88,384     207,517    6,129,095    6,698,783     659,682    (148,917)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    689,057     250,006    6,177,262    5,592,750     689,983     160,401
                                                   ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    468,270     638,837    2,805,957    3,843,320      60,531     219,750
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (175,202)    181,035   (5,765,916)  (7,220,901)   (167,751)    (58,662)
 Redemptions for contract benefits and
   terminations...................................   (123,594)   (169,745)  (6,036,067)  (5,035,039)   (410,120)   (359,733)
 Contract maintenance charges.....................    (29,120)    (27,633)     (14,677)     (16,728)       (658)       (673)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    140,354     622,494   (9,010,703)  (8,429,348)   (517,998)   (199,318)
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    829,411     872,500   (2,833,441)  (2,836,598)    171,985     (38,917)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,503,125   2,630,625   74,489,344   77,325,942   5,298,892   5,337,809
                                                   ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $4,332,536  $3,503,125  $71,655,903  $74,489,344  $5,470,877  $5,298,892
                                                   ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AB VPS GLOBAL THEMATIC AB VPS GROWTH AND INCOME   AB VPS INTERNATIONAL
                                                    GROWTH PORTFOLIO**          PORTFOLIO**           GROWTH PORTFOLIO**
                                                   --------------------   ----------------------   -----------------------
                                                      2017        2016       2017         2016        2017         2016
                                                   ----------   --------  ----------   ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (6,185)  $ (3,770) $    3,361   $   (4,661) $  (40,963) $  (114,684)
 Net realized gain (loss).........................     51,867      3,765     328,257      146,838     326,750       (9,211)
 Net change in unrealized appreciation
   (depreciation) of investments..................    152,181      2,047     224,029      108,848   2,123,542     (578,781)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    197,863      2,042     555,647      251,025   2,409,329     (702,676)
                                                   ----------   --------  ----------   ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    475,866    199,885     811,750    1,056,782     329,981      308,427
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     82,679    152,673     (49,267)     585,143     345,562     (658,848)
 Redemptions for contract benefits and
   terminations...................................    (90,190)   (12,956)    (69,189)     (46,936)   (792,839)    (473,901)
 Contract maintenance charges.....................         (9)        --         (52)          --      (1,493)      (1,579)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    468,346    339,602     693,242    1,594,989    (118,789)    (825,901)
                                                   ----------   --------  ----------   ----------  ----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         20          9          --           --          --           --
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    666,229    341,653   1,248,889    1,846,014   2,290,540   (1,528,577)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........    488,713    147,060   2,944,986    1,098,972   7,354,230    8,882,807
                                                   ----------   --------  ----------   ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,154,942   $488,713  $4,193,875   $2,944,986  $9,644,770  $ 7,354,230
                                                   ==========   ========  ==========   ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                     AB VPS REAL ESTATE    AB VPS SMALL/MID CAP VALUE         ALL ASSET
                                                   INVESTMENT PORTFOLIO**        PORTFOLIO**          GROWTH-ALT 20* (C)(D)(E)(F)
                                                   ----------------------  -------------------------  --------------------------
                                                      2017        2016        2017          2016          2017          2016
                                                   ----------  ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   21,768  $    9,714  $  (30,760)   $  (15,990)  $   164,842   $     9,961
 Net realized gain (loss).........................    281,435      96,096     205,641        97,171     1,068,096       284,966
 Net change in unrealized appreciation
   (depreciation) of investments..................    (48,288)    (35,762)    230,333       427,046     3,285,278       975,190
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from operations................................    254,915      70,048     405,214       508,227     4,518,216     1,270,117
                                                   ----------  ----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,019,264   1,664,526     854,029       808,042     1,606,421     2,746,769
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    169,249   1,090,037      62,711       462,240    22,623,943       218,620
 Redemptions for contract benefits and
   terminations...................................   (201,911)   (148,709)   (146,846)      (66,580)   (3,007,504)     (593,385)
 Contract maintenance charges.....................        (35)         --         (86)           (3)       (7,665)       (5,376)
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    986,567   2,605,854     769,808     1,203,699    21,215,195     2,366,628
                                                   ----------  ----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         31          72          28            41       (43,089)           --
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,241,513   2,675,974   1,175,050     1,711,967    25,690,322     3,636,745
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,321,626   1,645,652   2,851,726     1,139,759    18,358,701    14,721,956
                                                   ----------  ----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $5,563,139  $4,321,626  $4,026,776    $2,851,726   $44,049,023   $18,358,701
                                                   ==========  ==========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP     AMERICAN CENTURY VP LARGE
                                                   PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND         COMPANY VALUE
                                                   ----------------------   ------------------------  ------------------------
                                                      2017         2016        2017         2016         2017         2016
                                                   ----------   ----------  ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   47,598   $     (417) $   89,970   $   23,360   $    2,672   $   12,106
 Net realized gain (loss).........................     56,701        1,489      (9,748)     (14,706)     204,835      230,465
 Net change in unrealized appreciation
   (depreciation) of investments..................    337,207       91,417      59,496       81,180        5,843       38,276
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from operations................................    441,506       92,489     139,718       89,834      213,350      280,847
                                                   ----------   ----------  ----------   ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    932,632      717,464   1,982,297    1,086,326       48,540        7,001
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    448,915      357,413     302,116      362,349      (70,053)    (345,699)
 Redemptions for contract benefits and
   terminations...................................   (105,514)     (40,095)   (413,139)    (429,080)    (180,305)     (99,149)
 Contract maintenance charges.....................        (54)        (103)        (83)          (1)        (337)        (356)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  1,275,979    1,034,679   1,871,191    1,019,594     (202,155)    (438,203)
                                                   ----------   ----------  ----------   ----------   ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         --          (16)         47           --           --           --
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  1,717,485    1,127,152   2,010,956    1,109,428       11,195     (157,356)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,583,670      456,518   4,317,396    3,207,968    2,365,960    2,523,316
                                                   ----------   ----------  ----------   ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,301,155   $1,583,670  $6,328,352   $4,317,396   $2,377,155   $2,365,960
                                                   ==========   ==========  ==========   ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     AMERICAN FUNDS INSURANCE
                                           AMERICAN CENTURY VP MID   SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                               CAP VALUE FUND                FUND/SM/            SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------   ------------------------
                                             2017          2016          2017          2016         2017         2016
                                         ------------  ------------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     77,129  $    175,764  $   182,632   $   101,367  $   204,495  $    82,740
 Net realized gain (loss)...............    5,376,063     5,054,902    1,705,278       267,228      387,140       21,681
 Net change in unrealized appreciation
   (depreciation) of investments........    6,848,848    11,850,293    2,881,854     1,370,183      120,400       (9,004)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,302,040    17,080,959    4,769,764     1,738,778      712,035       95,417
                                         ------------  ------------  -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   19,912,436    17,610,344   16,893,357     8,958,186    4,060,075    5,988,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,015,385    12,776,811    3,886,519     3,627,872   (1,470,490)   9,182,934
 Redemptions for contract benefits and
   terminations.........................   (7,384,317)   (4,007,553)  (1,620,274)   (2,270,785)  (2,352,385)  (1,469,368)
 Contract maintenance charges...........      (12,551)      (10,001)        (384)          (16)      (4,237)      (3,651)
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   17,530,953    26,369,601   19,159,218    10,315,257      232,963   13,698,605
                                         ------------  ------------  -----------   -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       16,943         4,190          602           319           --          531
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   29,849,936    43,454,750   23,929,584    12,054,354      944,998   13,794,553
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  112,908,204    69,453,454   27,035,047    14,980,693   39,988,038   26,193,485
                                         ------------  ------------  -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $142,758,140  $112,908,204  $50,964,631   $27,035,047  $40,933,036  $39,988,038
                                         ============  ============  ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AMERICAN FUNDS INSURANCE AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                   SERIES(R) GLOBAL GROWTH   SERIES(R) GLOBAL SMALL   SERIES(R) GROWTH-INCOME
                                                          FUND/SM/           CAPITALIZATION FUND/SM/          FUND/SM/
                                                   ----------------------   ------------------------  -----------------------
                                                      2017         2016         2017         2016         2017        2016
                                                   ----------   ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (25,337)  $  (14,183) $  (140,137) $  (152,355) $    31,934  $   13,950
 Net realized gain (loss).........................    174,429      226,739     (278,792)   1,648,089      520,375     311,518
 Net change in unrealized appreciation
   (depreciation) of investments..................  1,201,146     (204,177)   3,468,868   (1,430,656)   1,117,542     178,961
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  1,350,238        8,379    3,049,939       65,078    1,669,851     504,429
                                                   ----------   ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,415,249    1,201,245    1,407,694    1,227,371    3,685,751   1,308,475
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  1,322,935      209,982      600,917     (770,014)     887,673     366,426
 Redemptions for contract benefits and
   terminations...................................   (175,278)     (83,778)    (619,627)    (367,491)    (323,295)   (302,565)
 Contract maintenance charges.....................       (113)          (1)      (1,902)      (1,744)         (95)        (10)
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  2,562,793    1,327,448    1,387,082       88,122    4,250,034   1,372,326
                                                   ----------   ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......        108           23           --           --           --          --
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  3,913,139    1,335,850    4,437,021      153,200    5,919,885   1,876,755
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  4,004,919    2,669,069   12,238,077   12,084,877    6,035,254   4,158,499
                                                   ----------   ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $7,918,058   $4,004,919  $16,675,098  $12,238,077  $11,955,139  $6,035,254
                                                   ==========   ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         AMERICAN FUNDS INSURANCE   AMERICAN FUNDS INSURANCE
                                         SERIES(R) INTERNATIONAL    SERIES(R) MANAGED RISK ASSET AMERICAN FUNDS INSURANCE
                                         GROWTH AND INCOME FUND/SM/   ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                         -------------------------  ---------------------------  --------------------------
                                            2017          2016         2017           2016           2017          2016
                                          ----------   ----------    ----------     ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   51,218    $   42,865   $  (44,772)    $   (4,114)   $  (237,390)  $  (243,920)
 Net realized gain (loss)...............      2,189      (158,257)     138,248        130,741         66,046    (1,003,811)
 Net change in unrealized appreciation
   (depreciation) of investments........    831,397       101,085      734,597        160,877     10,717,773     2,535,134
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............    884,804       (14,307)     828,073        287,504     10,546,429     1,287,403
                                          ----------   ----------    ----------     ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,247,382       801,703      144,174        351,231      5,909,539     5,537,594
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    346,012      (327,530)   1,724,735        (68,073)     3,058,928       759,837
 Redemptions for contract benefits and
   terminations.........................   (139,033)     (102,068)    (865,561)      (494,525)    (2,373,111)   (1,306,641)
 Contract maintenance charges...........        (37)           (7)        (668)          (603)        (4,402)       (3,596)
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,454,324       372,098    1,002,680       (211,970)     6,590,954     4,987,194
                                          ----------   ----------    ----------     ----------   -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         49            --           --             --             --            --
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  2,339,177       357,791    1,830,753         75,534     17,137,383     6,274,597
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,228,846     2,871,055    5,775,032      5,699,498     36,229,861    29,955,264
                                          ----------   ----------    ----------     ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $5,568,023    $3,228,846   $7,605,785     $5,775,032    $53,367,244   $36,229,861
                                          ==========   ==========    ==========     ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED            AXA 500 MANAGED            AXA 2000 MANAGED
                                                VOLATILITY*                VOLATILITY*                VOLATILITY*
                                         ------------------------  --------------------------  -------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (546,999) $  (519,300) $   (646,205) $   (423,494) $  (575,992) $   (553,423)
 Net realized gain (loss)...............  10,854,726    6,377,930    18,432,757     8,871,073    9,451,010     4,608,067
 Net change in unrealized appreciation
   (depreciation) of investments........    (265,277)   6,593,965    13,381,317     7,168,468      152,276     9,370,864
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  10,042,450   12,452,595    31,167,869    15,616,047    9,027,294    13,425,508
                                         -----------  -----------  ------------  ------------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,480,656    3,328,191     3,710,886     4,890,064    2,224,338     1,468,967
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,859,908)  (4,623,555)  (10,748,397)   (2,098,144)  (3,633,763)   (5,622,778)
 Redemptions for contract benefits and
   terminations.........................  (6,199,294)  (4,260,141)  (16,922,951)  (11,188,281)  (6,637,689)   (4,688,715)
 Contract maintenance charges...........  (1,266,857)  (1,186,139)   (2,762,033)   (2,681,800)  (1,206,519)   (1,203,619)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (8,845,403)  (6,741,644)  (26,722,495)  (11,078,161)  (9,253,633)  (10,046,145)
                                         -----------  -----------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --            --           (19)          --            --
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,197,047    5,710,951     4,445,374     4,537,867     (226,339)    3,379,363
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  78,033,589   72,322,638   175,397,772   170,859,905   77,964,606    74,585,243
                                         -----------  -----------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,230,636  $78,033,589  $179,843,146  $175,397,772  $77,738,267  $ 77,964,606
                                         ===========  ===========  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                      AXA AGGRESSIVE
                                        ALLOCATION*           AXA AGGRESSIVE STRATEGY*         AXA BALANCED STRATEGY*
                                 ------------------------  ------------------------------  ------------------------------
                                     2017         2016          2017            2016            2017            2016
                                 -----------  -----------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)... $    52,656  $   (75,275) $    9,528,993  $   (7,687,107) $   (3,187,434) $  (13,538,824)
 Net realized gain (loss).......   1,256,370    1,011,291      49,302,057      12,766,549      63,301,204      31,730,227
 Net change in unrealized
   appreciation (depreciation)
   of investments...............   2,504,038      490,659     355,992,324     154,770,623     173,147,275      95,125,315
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   operations...................   3,813,064    1,426,675     414,823,374     159,850,065     233,261,045     113,316,718
                                 -----------  -----------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
 Payments received from
   contractowners...............   3,563,425    2,136,082     374,708,676     323,852,731     167,043,730     237,268,605
 Transfers between Variable
   Investment Options including
   guaranteed interest account,
   net..........................    (205,956)      (8,983)    232,067,093      73,685,857      42,667,520      66,942,590
 Redemptions for contract
   benefits and terminations....  (1,347,683)  (1,180,594)   (104,925,791)    (47,547,606)   (153,848,743)   (110,077,413)
 Contract maintenance charges...      (4,775)      (5,588)    (47,934,581)    (36,921,412)    (46,958,041)    (41,971,804)
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions..   2,005,011      940,917     453,915,397     313,069,570       8,904,466     152,161,978
                                 -----------  -----------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70...............          --           --          16,463           9,769             582           6,662
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
 ASSETS.........................   5,818,075    2,367,592     868,755,234     472,929,404     242,166,093     265,485,358
NET ASSETS -- BEGINNING OF YEAR
 OR PERIOD......................  20,960,588   18,592,996   2,709,398,174   2,236,468,770   2,791,403,696   2,525,918,338
                                 -----------  -----------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD......................... $26,778,663  $20,960,588  $3,578,153,408  $2,709,398,174  $3,033,569,789  $2,791,403,696
                                 ===========  ===========  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             AXA CONSERVATIVE GROWTH           AXA CONSERVATIVE           AXA GLOBAL EQUITY
                                                    STRATEGY*                     STRATEGY*              MANAGED VOLATILITY*
                                         ------------------------------  ---------------------------  ------------------------
                                              2017            2016            2017          2016          2017         2016
                                         --------------  --------------  -------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,366,862) $   (6,242,682) $  (3,125,967) $ (4,537,634) $   (60,931) $   (71,724)
 Net realized gain (loss)...............     29,388,776      14,154,814     15,332,808     6,302,568      737,638      370,788
 Net change in unrealized appreciation
   (depreciation) of investments........     58,400,077      34,156,942      8,796,574     8,114,147    2,880,963       77,287
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     85,421,991      42,069,074     21,003,415     9,879,081    3,557,670      376,351
                                         --------------  --------------  -------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     85,831,516     137,012,779     36,912,006    82,588,206      873,013      584,295
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      5,229,912      50,888,400    (57,012,525)   68,018,052     (494,476)     (29,426)
 Redemptions for contract benefits and
   terminations.........................    (77,674,528)    (59,110,963)   (70,104,386)  (52,093,572)  (1,095,197)    (715,547)
 Contract maintenance charges...........    (21,644,045)    (19,288,603)   (12,773,666)  (12,651,231)    (195,197)    (171,719)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     (8,257,145)    109,501,613   (102,978,571)   85,861,455     (911,857)    (332,397)
                                         --------------  --------------  -------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............            254           6,990          6,091            13           --           --
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     77,165,100     151,577,677    (81,969,065)   95,740,549    2,645,813       43,954
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,320,323,833   1,168,746,156    792,724,476   696,983,927   14,923,518   14,879,564
                                         --------------  --------------  -------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,397,488,933  $1,320,323,833  $ 710,755,411  $792,724,476  $17,569,331  $14,923,518
                                         ==============  ==============  =============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          AXA INTERNATIONAL CORE        AXA INTERNATIONAL
                                              AXA GROWTH STRATEGY*          MANAGED VOLATILITY*        MANAGED VOLATILITY*
                                         ------------------------------  ------------------------  --------------------------
                                              2017            2016           2017         2016         2017          2016
                                         --------------  --------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,990,767  $  (13,282,282) $    27,903  $  (136,958) $    571,888  $   (251,135)
 Net realized gain (loss)...............     73,428,195      34,577,362      179,763     (161,920)    3,601,844    (1,460,112)
 Net change in unrealized appreciation
   (depreciation) of investments........    378,210,484     178,003,469    2,575,344      112,977    18,772,861           177
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    457,629,446     199,298,549    2,783,010     (185,901)   22,946,593    (1,711,070)
                                         --------------  --------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    335,304,446     367,618,445      711,464      472,558     1,068,149     1,157,358
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    159,327,526      87,015,772     (427,264)    (224,467)   (9,012,553)    4,011,819
 Redemptions for contract benefits and
   terminations.........................   (146,155,818)    (92,964,974)    (913,533)    (710,162)   (9,623,006)   (7,117,135)
 Contract maintenance charges...........    (62,456,343)    (52,436,131)    (156,448)    (154,822)   (1,801,820)   (1,853,424)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    286,019,811     309,233,112     (785,781)    (616,893)  (19,369,230)   (3,801,382)
                                         --------------  --------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          9,837         127,348           --          160            --            --
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    743,659,094     508,659,009    1,997,229     (802,634)    3,577,363    (5,512,452)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  3,616,244,711   3,107,585,702   11,706,648   12,509,282   109,748,521   115,260,973
                                         --------------  --------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $4,359,903,805  $3,616,244,711  $13,703,877  $11,706,648  $113,325,884  $109,748,521
                                         ==============  ==============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   AXA INTERNATIONAL VALUE    AXA LARGE CAP CORE       AXA LARGE CAP GROWTH
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                   ----------------------  ------------------------  ------------------------
                                                      2017        2016         2017         2016         2017         2016
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   14,997  $  (31,052) $   (49,637) $   (26,235) $  (239,891) $  (204,419)
 Net realized gain (loss).........................     65,050     (68,160)   1,231,476      449,146    3,478,525    2,013,707
 Net change in unrealized appreciation
   (depreciation) of investments..................    570,087      49,531      678,442      230,753    2,583,874     (961,153)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    650,134     (49,681)   1,860,281      653,664    5,822,508      848,135
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     40,196      37,701      669,923    2,045,012      565,694    1,318,338
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     50,511    (378,061)    (236,054)  (1,114,295)    (697,345)  (1,301,983)
 Redemptions for contract benefits and
   terminations...................................   (415,022)   (181,161)    (592,680)    (319,220)  (1,681,990)  (1,328,872)
 Contract maintenance charges.....................       (504)       (571)    (202,630)    (146,253)    (389,237)    (367,895)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (324,819)   (522,092)    (361,441)     465,244   (2,202,878)  (1,680,412)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    325,315    (571,773)   1,498,840    1,118,908    3,619,630     (832,277)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  3,114,901   3,686,674    9,344,385    8,225,477   22,207,361   23,039,638
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $3,440,216  $3,114,901  $10,843,225  $ 9,344,385  $25,826,991  $22,207,361
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP VALUE    AXA MID CAP VALUE MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*         AXA MODERATE ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    20,268  $    68,070  $   (69,738) $   (16,771) $    (66,541) $   (467,854)
 Net realized gain (loss)...............   1,217,458     (306,710)   1,913,434      566,524     5,357,645     3,178,838
 Net change in unrealized appreciation
   (depreciation) of investments........   1,598,553    2,165,533      (29,605)   1,602,284     7,348,448     2,052,024
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,836,279    1,926,893    1,814,091    2,152,037    12,639,552     4,763,008
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,184,403    1,734,945    1,133,084    2,785,638    20,082,267    22,676,697
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (105,252)  (7,512,343)      26,582      372,364    (3,572,138)      208,878
 Redemptions for contract benefits and
   terminations.........................  (1,959,708)  (1,033,007)  (1,276,039)    (665,117)  (10,559,973)   (8,508,376)
 Contract maintenance charges...........    (284,667)    (257,575)    (264,993)    (204,976)      (28,752)      (26,986)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,165,224)  (7,067,980)    (381,366)   2,287,909     5,921,404    14,350,213
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --          348           --           --       (21,889)           --
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   1,671,055   (5,140,739)   1,432,725    4,439,946    18,539,067    19,113,221
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,899,771   29,040,510   17,036,846   12,596,900   129,131,100   110,017,879
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $25,570,826  $23,899,771  $18,469,571  $17,036,846  $147,670,167  $129,131,100
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA MODERATE GROWTH           AXA MODERATE-PLUS        AXA ULTRA CONSERVATIVE
                                                    STRATEGY*                   ALLOCATION*                 STRATEGY*
                                         ------------------------------  ------------------------  ---------------------------
                                              2017            2016           2017         2016          2017          2016
                                         --------------  --------------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     (494,154) $  (27,188,673) $    63,644  $  (208,959) $  (1,484,451) $ (4,883,946)
 Net realized gain (loss)...............    157,077,925      78,063,071    2,973,362    1,902,231    (10,298,365)   26,801,923
 Net change in unrealized appreciation
   (depreciation) of investments........    445,849,836     243,051,422    3,698,784    1,199,660     13,008,359   (14,388,779)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    602,433,607     293,925,820    6,735,790    2,892,932      1,225,543     7,529,198
                                         --------------  --------------  -----------  -----------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    293,986,018     393,743,800    8,659,879    6,911,889       (935,180)        2,325
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    108,984,115     104,083,933   (1,327,149)  (2,740,905)   (93,399,086)  210,239,908
 Redemptions for contract benefits and
   terminations.........................   (333,922,139)   (215,544,381)  (6,248,827)  (3,550,319)   (12,408,700)  (19,206,372)
 Contract maintenance charges...........    (97,733,119)    (88,664,353)     (10,671)     (11,849)    (2,569,218)   (5,398,283)
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (28,685,125)    193,618,999    1,073,232      608,816   (109,312,184)  185,637,578
                                         --------------  --------------  -----------  -----------  -------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (3,503)         80,133           --           --            (25)       15,982
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...    573,744,979     487,624,952    7,809,022    3,501,748   (108,086,666)  193,182,758
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,886,346,882   5,398,721,930   50,165,921   46,664,173    239,330,347    46,147,589
                                         --------------  --------------  -----------  -----------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,460,091,861  $5,886,346,882  $57,974,943  $50,165,921  $ 131,243,681  $239,330,347
                                         ==============  ==============  ===========  ===========  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                       AXA/AB DYNAMIC MODERATE      AXA/AB SHORT DURATION
                                         AXA/AB DYNAMIC GROWTH*                GROWTH*                GOVERNMENT BOND*
                                       --------------------------  ------------------------------  ----------------------
                                           2017          2016           2017            2016          2017        2016
                                       ------------  ------------  --------------  --------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $ (1,164,629) $ (2,626,341) $   (5,605,336) $  (24,793,730) $  (12,445) $  (18,590)
 Net realized gain (loss).............    8,111,805     1,169,579      70,920,099      49,596,538        (744)       (837)
 Net change in unrealized
   appreciation (depreciation) of
   investments........................   45,376,744    11,809,166     217,239,638      23,958,999      (4,801)        746
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from operations...   52,323,920    10,352,404     282,554,401      48,761,807     (17,990)    (18,681)
                                       ------------  ------------  --------------  --------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners  123,900,952   139,038,288     146,824,054     191,668,008     348,857     375,120
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...   33,854,488    48,539,343       3,324,647     (37,308,410)    182,572     286,947
 Redemptions for contract benefits
   and terminations...................   (8,874,424)   (3,790,917)   (122,447,065)    (80,892,075)   (130,454)   (148,468)
 Contract maintenance charges.........   (5,661,556)   (2,683,388)    (43,351,674)    (40,190,029)        (33)         (2)
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........  143,219,460   181,103,326     (15,650,038)     33,277,494     400,942     513,597
                                       ------------  ------------  --------------  --------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70............        7,333         6,875             512          70,230          11          13
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.  195,550,713   191,462,605     266,904,875      82,109,531     382,963     494,929
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  338,901,526   147,438,921   2,508,400,850   2,426,291,319   1,662,030   1,167,101
                                       ------------  ------------  --------------  --------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD... $534,452,239  $338,901,526  $2,775,305,725  $2,508,400,850  $2,044,993  $1,662,030
                                       ============  ============  ==============  ==============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              AXA/CLEARBRIDGE LARGE CAP   AXA/FRANKLIN BALANCED
                                                   AXA/AB SMALL CAP GROWTH*            GROWTH*             MANAGED VOLATILITY*
                                                   ------------------------  --------------------------  -----------------------
                                                       2017         2016         2017          2016          2017        2016
                                                   -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (773,026) $  (516,083) $ (1,070,478) $ (1,149,720) $   105,488  $  101,430
 Net realized gain (loss).........................   5,908,599    2,239,221     9,253,856    (3,532,963)     236,861     221,246
 Net change in unrealized appreciation
   (depreciation) of investments..................   7,482,724    3,889,693     8,604,129     3,699,486      447,366     393,142
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  12,618,297    5,612,831    16,787,507      (983,197)     789,715     715,818
                                                   -----------  -----------  ------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,459,833    3,667,390     1,618,834     1,769,731      287,801     543,801
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   2,178,651    4,117,643    (6,024,339)  (10,080,244)  11,787,669     291,404
 Redemptions for contract benefits and
   terminations...................................  (3,178,002)  (2,250,481)   (5,679,526)   (4,440,202)    (668,900)   (602,961)
 Contract maintenance charges.....................    (315,453)    (310,647)     (294,573)     (289,354)     (91,140)   (101,168)
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   3,145,029    5,223,905   (10,379,604)  (13,040,069)  11,315,430     131,076
                                                   -----------  -----------  ------------  ------------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          64          251            --            --          277          --
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  15,763,390   10,836,987     6,407,903   (14,023,266)  12,105,422     846,894
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  58,347,581   47,510,594    75,700,007    89,723,273    9,610,272   8,763,378
                                                   -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $74,110,971  $58,347,581  $ 82,107,910  $ 75,700,007  $21,715,694  $9,610,272
                                                   ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/FRANKLIN SMALL CAP    AXA/FRANKLIN TEMPLETON
                                               VALUE MANAGED          ALLOCATION MANAGED          AXA/GOLDMAN SACHS
                                                VOLATILITY*               VOLATILITY*           STRATEGIC ALLOCATION*
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (106,811) $  (115,030) $    27,060  $    20,639  $ (3,087,969) $ (1,983,829)
 Net realized gain (loss)...............   1,810,950      862,831      711,477      315,381    25,903,094       746,527
 Net change in unrealized appreciation
   (depreciation) of investments........    (577,534)   1,375,321      893,769      630,809     8,686,996    11,237,298
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,126,605    2,123,122    1,632,306      966,829    31,502,121     9,999,996
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     461,861      651,482      162,811      237,537    96,210,785   118,822,352
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     147,049     (583,223)     309,808     (369,272)   48,439,347    56,620,330
 Redemptions for contract benefits and
   terminations.........................  (1,072,175)    (745,840)  (1,845,829)  (1,366,488)   (9,826,498)   (2,313,846)
 Contract maintenance charges...........    (164,618)    (143,931)    (100,367)     (97,077)   (4,953,803)   (2,081,226)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (627,883)    (821,512)  (1,473,577)  (1,595,300)  129,869,831   171,047,610
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           --         6,722         6,354
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     498,722    1,301,610      158,729     (628,471)  161,378,674   181,053,960
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,521,235   10,219,625   13,044,937   13,673,408   291,949,837   110,895,877
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,019,957  $11,521,235  $13,203,666  $13,044,937  $453,328,511  $291,949,837
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                       AXA/INVESCO STRATEGIC                               AXA/LEGG MASON STRATEGIC
                                            ALLOCATION*           AXA/JANUS ENTERPRISE*        ALLOCATION* (G)
                                    --------------------------  ------------------------  -------------------------
                                        2017          2016          2017         2016         2017          2016
                                    ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $ (2,050,367) $ (1,522,884) $  (698,996) $  (640,244) $   (230,486) $    36,326
 Net realized gain (loss)..........    7,907,250       (25,756)   5,156,202   (1,251,066)      219,225       40,574
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    9,389,435     4,043,494    6,864,408     (927,721)    7,164,057      289,942
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from operations   15,246,318     2,494,854   11,321,614   (2,819,031)    7,152,796      366,842
                                    ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................   51,630,777    70,743,913    3,091,802    2,644,002    50,286,285   41,223,450
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net   12,397,749    24,721,342   (1,131,642)  (2,862,905)   15,805,492   10,018,130
 Redemptions for contract benefits
   and terminations................   (5,939,807)   (1,627,825)  (3,179,160)  (2,232,680)   (2,014,954)    (110,957)
 Contract maintenance charges......   (2,696,277)   (1,232,779)    (254,644)    (248,346)     (917,346)     (24,571)
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   55,392,442    92,604,651   (1,473,644)  (2,699,929)   63,159,477   51,106,052
                                    ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70.........        3,950         3,472           --         (798)        4,395        1,899
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   70,642,710    95,102,977    9,847,970   (5,519,758)   70,316,668   51,474,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  160,824,535    65,721,558   43,920,506   49,440,264    51,474,793           --
                                    ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $231,467,245  $160,824,535  $53,768,476  $43,920,506  $121,791,461  $51,474,793
                                    ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(g)Units were made available on February 22, 2016.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                         AXA/LOOMIS SAYLES GROWTH* EQUITY MANAGED VOLATILITY* EQUITY MANAGED VOLATILITY*
                                         ------------------------  -------------------------  ------------------------
                                             2017         2016        2017          2016          2017          2016
                                         -----------  -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (650,534) $  (268,046) $  (20,205)   $   31,227   $   (16,477)  $  (130,110)
 Net realized gain (loss)...............   2,893,503      407,262     483,668       212,425       717,905       469,858
 Net change in unrealized appreciation
   (depreciation) of investments........  12,984,958    1,158,429      39,208       177,345     2,478,391       185,137
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............  15,227,927    1,297,645     502,671       420,997     3,179,819       524,885
                                         -----------  -----------   ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,055,337    7,150,896     150,004       575,858       771,882       558,374
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   7,055,626   12,435,290    (452,958)     (168,335)     (536,579)       51,630
 Redemptions for contract benefits and
   terminations.........................  (2,999,830)  (1,400,427)   (171,375)     (347,930)   (1,544,753)     (961,330)
 Contract maintenance charges...........    (102,850)     (67,057)    (59,213)      (55,010)     (296,317)     (290,518)
                                         -----------  -----------   ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,008,283   18,118,702    (533,542)        4,583    (1,605,767)     (641,844)
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...  30,236,210   19,416,347     (30,871)      425,580     1,574,052      (116,959)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,525,015   21,108,668   4,277,914     3,852,334    17,089,811    17,206,770
                                         -----------  -----------   ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $70,761,225  $40,525,015  $4,247,043    $4,277,914   $18,663,863   $17,089,811
                                         ===========  ===========   ==========   ==========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              BLACKROCK GLOBAL           BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                            ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND   FOCUS GROWTH V.I. FUND
                                         --------------------------  -----------------------  ------------------------
                                             2017          2016          2017        2016         2017         2016
                                         ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (57,930) $   (111,118) $    (1,754) $   17,424  $  (544,090) $  (287,386)
 Net realized gain (loss)...............      920,815    (1,921,446)     607,313     (29,726)   7,547,105    2,743,365
 Net change in unrealized appreciation
   (depreciation) of investments........   11,995,405     4,661,624        7,748      85,429    2,272,152     (633,235)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   12,858,290     2,629,060      613,307      73,127    9,275,167    1,822,744
                                         ------------  ------------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,843,949    12,944,593    1,061,575     447,421    2,787,539    3,379,479
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................      (69,300)   (1,556,177)  (1,617,904)   (199,110)     516,639   (2,025,163)
 Redemptions for contract benefits and
   terminations.........................   (7,928,916)   (6,079,885)    (354,139)   (158,214)  (2,770,412)  (1,090,442)
 Contract maintenance charges...........      (13,887)      (14,661)         (22)         (4)      (6,058)      (5,747)
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    2,831,846     5,293,870     (910,490)     90,093      527,708      258,127
                                         ------------  ------------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            --           --          --          461           --
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   15,690,136     7,922,930     (297,183)    163,220    9,803,336    2,080,871
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  105,417,273    97,494,343    2,792,839   2,629,619   33,555,268   31,474,397
                                         ------------  ------------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,107,409  $105,417,273  $ 2,495,656  $2,792,839  $43,358,604  $33,555,268
                                         ============  ============  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          CHARTER/SM/ AGGRESSIVE
                                                 GROWTH*          CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*
                                         -----------------------  ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,213  $    (6,689) $   146,593  $   286,468  $    17,580  $    18,160
 Net realized gain (loss)...............    170,567     (264,689)     233,632     (136,073)     328,147      (58,767)
 Net change in unrealized appreciation
   (depreciation) of investments........    655,527      766,286    1,531,144      748,718    1,225,506      808,001
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    831,307      494,908    1,911,369      899,113    1,571,233      767,394
                                         ----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    990,157      885,854    5,023,636    9,808,100    1,433,515    1,059,609
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (451,755)     494,951   (2,046,362)   2,849,497   (1,157,388)    (726,610)
 Redemptions for contract benefits and
   terminations.........................   (212,040)    (752,054)  (2,762,610)  (1,898,671)    (774,734)    (579,020)
 Contract maintenance charges...........        (76)          --         (371)          (5)        (243)          (4)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    326,286      628,751      214,293   10,758,921     (498,850)    (246,025)
                                         ----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --   (3,083,306)          --          299           --           --
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,157,593   (1,959,647)   2,125,662   11,658,333    1,072,383      521,369
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  5,260,826    7,220,473   28,928,585   17,270,252   12,410,075   11,888,706
                                         ----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $6,418,419  $ 5,260,826  $31,054,247  $28,928,585  $13,482,458  $12,410,075
                                         ==========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR
                                         CHARTER/SM/ MODERATE* (H)          GROWTH*                   BOND*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017         2016
                                         -----------  -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   154,372  $   157,767  $    40,779  $   131,401  $    2,721   $   11,021
 Net realized gain (loss)...............     430,964      (93,926)     433,218      (87,679)    (18,996)     (55,298)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,007,827      982,522    2,020,670    1,074,758      32,198       76,568
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   2,593,163    1,046,363    2,494,667    1,118,480      15,923       32,291
                                         -----------  -----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,430,953    4,619,791    3,507,079    5,749,849      17,930       64,731
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,212,095      562,750     (589,962)    (429,698)     64,485     (217,583)
 Redemptions for contract benefits and
   terminations.........................  (2,293,518)  (2,406,277)  (3,024,166)  (1,383,807)   (196,746)    (303,009)
 Contract maintenance charges...........        (863)        (203)      (1,013)        (393)    (41,605)     (43,812)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,348,667    2,776,061     (108,062)   3,935,951    (155,936)    (499,673)
                                         -----------  -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............     (49,325)          36           --           75          --           --
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,892,505    3,822,460    2,386,605    5,054,506    (140,013)    (467,382)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  23,611,526   19,789,066   21,857,108   16,802,602   1,938,710    2,406,092
                                         -----------  -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $33,504,031  $23,611,526  $24,243,713  $21,857,108  $1,798,697   $1,938,710
                                         ===========  ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                             CLEARBRIDGE VARIABLE
                                          CHARTER/SM/ SMALL CAP    CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                 GROWTH*                  VALUE*                   PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  111,629  $ (108,731) $   (31,084) $    41,174  $  (534,579) $  (401,630)
 Net realized gain (loss)...............    629,616     435,930    1,115,069   (1,807,393)   2,589,163      702,018
 Net change in unrealized appreciation
   (depreciation) of investments........  1,098,937     188,821       51,939    3,759,827    4,584,164     (169,269)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  1,840,182     516,020    1,135,924    1,993,608    6,638,748      131,119
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    918,746     652,699      828,991      809,509    5,234,621    8,812,725
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (208,437)   (473,239)  (7,046,276)  (2,608,293)  (1,616,510)  (3,233,572)
 Redemptions for contract benefits and
   terminations.........................   (441,485)   (430,474)    (783,173)    (511,408)  (1,753,591)  (1,643,107)
 Contract maintenance charges...........   (158,991)   (146,387)    (197,366)    (178,583)      (6,959)      (5,753)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    109,833    (397,401)  (7,197,824)  (2,488,775)   1,857,561    3,930,293
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,950,015     118,619   (6,061,900)    (495,167)   8,496,309    4,061,412
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,997,375   7,878,756   19,845,518   20,340,685   45,224,891   41,163,479
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $9,947,390  $7,997,375  $13,783,618  $19,845,518  $53,721,200  $45,224,891
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                    CLEARBRIDGE VARIABLE
                                           CLEARBRIDGE VARIABLE       DIVIDEND STRATEGY     CLEARBRIDGE VARIABLE MID
                                          APPRECIATION PORTFOLIO          PORTFOLIO              CAP PORTFOLIO
                                         -----------------------  ------------------------  ----------------------
                                             2017        2016         2017         2016        2017         2016
                                         -----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (21,056) $    3,473  $    37,360  $    55,410  $  (48,855)  $  (26,514)
 Net realized gain (loss)...............     460,276     165,868      375,172       77,606     260,223       35,210
 Net change in unrealized appreciation
   (depreciation) of investments........   1,267,049     400,402    3,793,999    1,961,435     227,108      270,497
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,706,269     569,743    4,206,531    2,094,451     438,476      279,193
                                         -----------  ----------  -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,288,386   2,869,490    4,421,807    5,259,972     846,698    1,027,174
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (170,168)    608,248    1,055,255    2,840,320    (261,449)     282,820
 Redemptions for contract benefits and
   terminations.........................    (272,385)   (216,557)  (1,017,127)    (575,551)   (128,293)    (129,492)
 Contract maintenance charges...........      (1,799)     (1,005)      (2,634)      (2,173)       (790)        (495)
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,844,034   3,260,176    4,457,301    7,522,568     456,166    1,180,007
                                         -----------  ----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --         167          149          255          24           51
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,550,303   3,830,086    8,663,981    9,617,274     894,666    1,459,251
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,342,238   4,512,152   21,544,287   11,927,013   3,713,999    2,254,748
                                         -----------  ----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,892,541  $8,342,238  $30,208,268  $21,544,287  $4,608,665   $3,713,999
                                         ===========  ==========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         DELAWARE VIP(R) DIVERSIFIED DELAWARE VIP(R) EMERGING DELAWARE VIP(R) LIMITED-TERM
                                               INCOME SERIES             MARKETS SERIES       DIVERSIFIED INCOME SERIES
                                         --------------------------  ----------------------   ---------------------------
                                             2017          2016         2017         2016         2017          2016
                                         -----------   -----------   ----------   ----------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   165,810   $   201,862   $  (17,885)  $   (3,598) $    59,820    $   10,989
 Net realized gain (loss)...............     (64,006)      (60,091)     185,433      (44,797)     (10,529)       (7,704)
 Net change in unrealized appreciation
   (depreciation) of investments........     420,363        20,284      382,295      144,453       16,048         7,411
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from operations............     522,167       162,055      549,843       96,058       65,339        10,696
                                         -----------   -----------   ----------   ----------   -----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,064,914     2,816,413      831,396       54,991    1,766,737     2,223,006
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,384,931     1,281,697    1,178,308      150,935       39,794       868,418
 Redemptions for contract benefits and
   terminations.........................  (1,000,638)     (824,956)    (401,073)     (59,475)    (677,390)     (412,586)
 Contract maintenance charges...........        (175)           (1)         (54)          --          (89)           (2)
                                         -----------   -----------   ----------   ----------   -----------    ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,449,032     3,273,153    1,608,577      146,451    1,129,052     2,678,836
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,971,199     3,435,208    2,158,420      242,509    1,194,391     2,689,532
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,365,984     9,930,776    1,034,118      791,609    9,026,344     6,336,812
                                         -----------   -----------   ----------   ----------   -----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,337,183   $13,365,984   $3,192,538   $1,034,118  $10,220,735    $9,026,344
                                         ===========   ===========   ==========   ==========   ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         EATON VANCE VT FLOATING-   EQ/BLACKROCK BASIC VALUE      EQ/CAPITAL GUARDIAN
                                             RATE INCOME FUND                EQUITY*                   RESEARCH*
                                         ------------------------  --------------------------  ------------------------
                                             2017         2016         2017          2016          2017         2016
                                         -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   492,456  $   333,963  $     43,109  $    176,039  $  (136,477) $   (97,325)
 Net realized gain (loss)...............      12,387     (106,237)    4,529,470     3,650,640    2,504,568      889,170
 Net change in unrealized appreciation
   (depreciation) of investments........      (1,729)     881,207     4,628,496    15,720,026    1,620,192      260,501
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     503,114    1,108,933     9,201,075    19,546,705    3,988,283    1,052,346
                                         -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,603,495    5,382,090    10,436,743    11,058,814    1,208,221      696,436
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,873,707    3,238,601    (2,682,537)   (4,616,682)    (753,876)    (643,589)
 Redemptions for contract benefits and
   terminations.........................  (1,119,260)  (1,400,379)   (8,704,293)   (5,627,516)  (1,289,332)    (757,661)
 Contract maintenance charges...........        (729)        (354)      (19,394)      (20,060)     (97,567)     (96,924)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,357,213    7,219,958      (969,481)      794,556     (932,554)    (801,738)
                                         -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............       6,488        1,788            --            --           --           --
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,866,815    8,330,679     8,231,594    20,341,261    3,055,729      250,608
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,455,236   12,124,557   139,389,410   119,048,149   16,891,824   16,641,216
                                         -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $28,322,051  $20,455,236  $147,621,004  $139,389,410  $19,947,553  $16,891,824
                                         ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                 EQ/EMERGING MARKETS
                                          EQ/COMMON STOCK INDEX*       EQ/CORE BOND INDEX*          EQUITY PLUS*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    31,466  $    93,630  $    501,479  $    (57,786) $  (18,655) $  (18,282)
 Net realized gain (loss)...............   1,310,284      994,879      (282,526)    1,514,646     465,046    (227,511)
 Net change in unrealized appreciation
   (depreciation) of investments........   6,122,654    2,007,832      (190,323)   (1,483,684)  1,099,471     479,973
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,464,404    3,096,341        28,630       (26,824)  1,545,862     234,180
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,922,609    4,085,244    12,565,522    20,672,131   1,127,533     589,907
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,901,916      307,049    24,741,175    14,304,039     938,554     940,941
 Redemptions for contract benefits and
   terminations.........................  (2,685,978)  (1,626,179)  (30,854,642)  (23,002,472)   (283,276)    (95,990)
 Contract maintenance charges...........      (6,625)      (5,446)   (4,909,546)   (4,855,064)       (615)       (399)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,131,922    2,760,668     1,542,509     7,118,634   1,782,196   1,434,459
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         517           98            --        13,189          --         107
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  16,596,843    5,857,107     1,571,139     7,104,999   3,328,058   1,668,746
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,713,070   28,855,963   332,139,819   325,034,820   4,187,995   2,519,249
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $51,309,913  $34,713,070  $333,710,958  $332,139,819  $7,516,053  $4,187,995
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                     EQ/INTERMEDIATE
                                            EQ/EQUITY 500 INDEX*       EQ/GLOBAL BOND PLUS*         GOVERNMENT BOND*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    504,782  $    688,209  $  (139,383) $    42,337  $   (727,658) $   (955,853)
 Net realized gain (loss)...............    9,649,529     4,879,352     (168,447)    (174,098)      (47,713)      650,777
 Net change in unrealized appreciation
   (depreciation) of investments........   36,363,982    11,059,146      624,838       67,528      (559,638)     (997,068)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   46,518,293    16,626,707      317,008      (64,233)   (1,335,009)   (1,302,144)
                                         ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   43,021,263    30,257,232      193,098      245,667     2,579,328     4,974,323
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,368,423    13,787,460      (21,083)     (85,500)    9,897,905     8,522,551
 Redemptions for contract benefits and
   terminations.........................  (16,020,782)   (7,320,717)    (736,933)    (647,233)  (12,245,657)   (9,224,483)
 Contract maintenance charges...........      (25,534)      (20,713)    (107,403)    (115,431)   (1,857,906)   (1,876,506)
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   52,343,370    36,703,262     (672,321)    (602,497)   (1,626,330)    2,395,885
                                         ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --            12           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   98,861,663    53,329,981     (355,313)    (666,730)   (2,961,339)    1,093,741
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  210,571,274   157,241,293   10,102,402   10,769,132   126,942,332   125,848,591
                                         ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $309,432,937  $210,571,274  $ 9,747,089  $10,102,402  $123,980,993  $126,942,332
                                         ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          EQ/INTERNATIONAL EQUITY                                EQ/JPMORGAN VALUE
                                                  INDEX*             EQ/INVESCO COMSTOCK*         OPPORTUNITIES*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   661,685  $   475,393  $  (232,994) $   352,856  $  (112,337) $   (42,107)
 Net realized gain (loss)...............  (2,162,995)  (1,450,788)   1,473,168      563,821    3,739,218      876,538
 Net change in unrealized appreciation
   (depreciation) of investments........   9,430,028    1,419,862    4,588,103    3,918,015     (704,445)   1,866,043
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,928,718      444,467    5,828,277    4,834,692    2,922,436    2,700,474
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   7,459,929    4,068,803    1,837,310    2,118,380    1,788,987    1,129,526
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   2,983,892    3,198,377      (83,999)  (3,423,180)   1,330,825    2,370,542
 Redemptions for contract benefits and
   terminations.........................  (2,571,119)  (1,126,933)  (2,467,702)  (1,903,029)  (1,271,933)    (638,613)
 Contract maintenance charges...........      (3,762)      (3,415)    (176,669)    (171,725)    (159,494)    (113,448)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,868,940    6,136,832     (891,060)  (3,379,554)   1,688,385    2,748,007
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         281          150           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  15,797,939    6,581,449    4,937,217    1,455,138    4,610,821    5,448,481
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  33,833,971   27,252,522   36,376,499   34,921,361   17,334,406   11,885,925
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $49,631,910  $33,833,971  $41,313,716  $36,376,499  $21,945,227  $17,334,406
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                      EQ/LARGE CAP GROWTH                                EQ/MFS INTERNATIONAL
                                                            INDEX*           EQ/LARGE CAP VALUE INDEX*          GROWTH*
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (303,960) $   (89,345) $   235,912  $   202,274  $  (212,297) $  (123,681)
 Net realized gain (loss).........................   3,367,495    2,077,786    1,882,108     (351,721)   2,279,934      (44,183)
 Net change in unrealized appreciation
   (depreciation) of investments..................  10,528,405      (90,194)   1,757,075    2,766,661    8,176,246      297,937
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  13,591,940    1,898,247    3,875,095    2,617,214   10,243,883      130,073
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,285,446    5,535,935    5,902,827    3,899,484    5,163,964    3,320,735
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,941,861    5,167,536    4,264,534   (5,432,720)   2,245,244      697,918
 Redemptions for contract benefits and
   terminations...................................  (2,960,967)  (1,369,050)  (2,191,734)    (909,338)  (2,270,926)  (1,649,764)
 Contract maintenance charges.....................      (5,865)      (4,655)      (3,146)      (2,724)    (177,118)    (159,908)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  11,260,475    9,329,766    7,972,481   (2,445,298)   4,961,164    2,208,981
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         441           24           --           --          199           69
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  24,852,856   11,228,037   11,847,576      171,916   15,205,246    2,339,123
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  43,072,897   31,844,860   29,244,988   29,073,072   32,014,736   29,675,613
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $67,925,753  $43,072,897  $41,092,564  $29,244,988  $47,219,982  $32,014,736
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/MID CAP INDEX*           EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*
                                         ------------------------  ----------------------------  ------------------------
                                             2017         2016          2017           2016          2017         2016
                                         -----------  -----------  -------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (358,537) $   (75,640) $  (1,327,908) $  (2,151,382) $  (594,420) $  (324,889)
 Net realized gain (loss)...............   9,760,485    4,596,987          3,852         (1,734)   2,015,437      844,909
 Net change in unrealized appreciation
   (depreciation) of investments........   1,058,032    5,561,585            113          1,714   18,620,816   (1,140,276)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  10,459,980   10,082,932     (1,323,943)    (2,151,402)  20,041,833     (620,256)
                                         -----------  -----------  -------------  -------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,445,094    7,650,755    117,690,858    188,403,821    6,482,505    6,871,762
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,646,023)  12,706,331   (125,378,724)  (146,193,206)   8,340,043   (4,778,768)
 Redemptions for contract benefits and
   terminations.........................  (4,330,118)  (2,212,465)   (20,604,799)   (23,786,118)  (3,402,069)  (2,274,889)
 Contract maintenance charges...........      (7,259)      (6,039)      (350,508)      (317,404)    (242,872)    (192,594)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,461,694   18,138,582    (28,643,173)    18,107,093   11,177,607     (374,489)
                                         -----------  -----------  -------------  -------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --             --         15,986        1,991           --
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  12,921,674   28,221,514    (29,967,116)    15,971,677   31,221,431     (994,745)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  75,110,121   46,888,607    153,750,582    137,778,905   53,905,534   54,900,279
                                         -----------  -----------  -------------  -------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $88,031,795  $75,110,121  $ 123,783,466  $ 153,750,582  $85,126,965  $53,905,534
                                         ===========  ===========  =============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/PIMCO GLOBAL REAL      EQ/PIMCO ULTRA SHORT
                                                RETURN* (I)                  BOND*             EQ/QUALITY BOND PLUS*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    16,226  $   508,903  $   (35,783) $  (110,347) $   (63,240) $   (72,719)
 Net realized gain (loss)...............      10,828      107,553       64,977      (71,168)     (12,050)      83,197
 Net change in unrealized appreciation
   (depreciation) of investments........     268,371      306,508      135,731      378,238       48,331      (92,496)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............     295,425      922,964      164,925      196,723      (26,959)     (82,018)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,930,247    2,202,042    4,262,460    3,338,703    1,204,124    2,205,483
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   4,332,150    2,990,787     (325,746)   3,667,591    3,335,494      377,050
 Redemptions for contract benefits and
   terminations.........................  (1,194,519)    (605,680)  (3,855,887)  (3,447,295)  (1,987,391)  (2,120,238)
 Contract maintenance charges...........      (1,326)      (1,130)     (34,729)     (42,025)    (578,698)    (550,223)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   7,066,552    4,586,019       46,098    3,516,974    1,973,529      (87,928)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............      (4,300)          --           --           --           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,357,677    5,508,983      211,023    3,713,697    1,946,570     (169,946)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,760,402    8,251,419   32,806,689   29,092,992   26,773,306   26,943,252
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,118,079  $13,760,402  $33,017,712  $32,806,689  $28,719,876  $26,773,306
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                     EQ/T. ROWE PRICE GROWTH
                                          EQ/SMALL COMPANY INDEX*            STOCK*            EQ/UBS GROWTH & INCOME*
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (180,492) $      (209) $ (2,550,810) $ (1,867,829) $  (94,934) $  (44,254)
 Net realized gain (loss)...............   4,927,475    2,257,306    24,612,950     7,713,643     693,063     310,262
 Net change in unrealized appreciation
   (depreciation) of investments........   1,725,218    5,734,581    25,363,148    (4,774,993)    758,654     295,160
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   6,472,201    7,991,678    47,425,288     1,070,821   1,356,783     561,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,981,749    5,047,836    22,374,799    19,610,120     284,345     708,021
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (4,865,162)  14,245,390    12,685,196     1,390,349    (388,604)     49,057
 Redemptions for contract benefits and
   terminations.........................  (3,037,246)  (1,803,159)   (9,718,263)   (6,539,260)   (378,344)   (369,408)
 Contract maintenance charges...........      (4,964)      (4,120)     (442,129)     (354,870)   (163,593)   (145,704)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (925,623)  17,485,947    24,899,603    14,106,339    (646,196)    241,966
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --         1,752           380          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...   5,546,578   25,477,625    72,326,643    15,177,540     710,587     803,134
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  55,112,912   29,635,287   140,777,711   125,600,171   7,215,148   6,412,014
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $60,659,490  $55,112,912  $213,104,354  $140,777,711  $7,925,735  $7,215,148
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                           FIDELITY(R) VIP ASSET
                                           FEDERATED HIGH INCOME     FEDERATED KAUFMANN      MANAGER: GROWTH
                                               BOND FUND II                FUND II              PORTFOLIO
                                         ------------------------  ----------------------  -------------------
                                             2017         2016        2017        2016       2017        2016
                                         -----------  -----------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   872,852  $   479,870  $  (63,614) $  (45,419) $ (2,459)  $  (2,952)
 Net realized gain (loss)...............     110,814     (275,345)    491,150      88,450   125,286      76,445
 Net change in unrealized appreciation
   (depreciation) of investments........    (102,851)   1,275,747     810,463      85,389     2,543     (64,890)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from operations............     880,815    1,480,272   1,237,999     128,420   125,370       8,603
                                         -----------  -----------  ----------  ----------  --------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,123,413    4,256,188   1,460,714   1,042,569    14,071       1,154
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     220,305      568,622     539,644    (376,206)  120,791    (101,184)
 Redemptions for contract benefits and
   terminations.........................    (830,472)    (773,241)   (185,751)   (172,646)  (93,423)    (60,989)
 Contract maintenance charges...........        (241)          (8)        (67)        (82)     (228)       (276)
                                         -----------  -----------  ----------  ----------  --------   ---------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   3,513,005    4,051,561   1,814,540     493,635    41,211    (161,295)
                                         -----------  -----------  ----------  ----------  --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS...   4,393,820    5,531,833   3,052,539     622,055   166,581    (152,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  14,776,950    9,245,117   4,197,027   3,574,972   741,800     894,492
                                         -----------  -----------  ----------  ----------  --------   ---------

NET ASSETS -- END OF YEAR OR PERIOD..... $19,170,770  $14,776,950  $7,249,566  $4,197,027  $908,381   $ 741,800
                                         ===========  ===========  ==========  ==========  ========   =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP CONTRAFUND(R) FIDELITY(R) VIP FREEDOM 2015 FIDELITY(R) VIP FREEDOM 2020
                                                  PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                         ----------------------------  ---------------------------  ---------------------------
                                             2017           2016         2017           2016           2017           2016
                                         ------------   ------------     --------      ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (995,155)  $ (1,024,104)  $   (474)     $  (2,459)     $     (399)    $   (2,702)
 Net realized gain (loss)...............   11,997,713     10,278,400     31,046         32,073          48,306         77,350
 Net change in unrealized appreciation
   (depreciation) of investments........   18,329,854     (1,688,670)    76,928         (3,041)        104,291        (21,926)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   29,332,412      7,565,626    107,500         26,573         152,198         52,722
                                         ------------   ------------     --------      ---------     ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,304,876     13,334,172         --          9,630           2,867         11,490
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    4,883,393    (12,264,331)   318,616       (130,195)         75,558       (152,260)
 Redemptions for contract benefits and
   terminations.........................  (10,031,339)    (6,058,299)   (49,604)       (24,965)        (48,603)       (28,078)
 Contract maintenance charges...........      (20,465)       (20,125)       (60)           (81)           (161)          (210)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    9,136,465     (5,008,583)   268,952       (145,611)         29,661       (169,058)
                                         ------------   ------------     --------      ---------     ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --              6         --             --              --             --
                                         ------------   ------------     --------      ---------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   38,468,877      2,557,049    376,452       (119,038)        181,859       (116,336)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  142,394,469    139,837,420    598,705        717,743       1,045,449      1,161,785
                                         ------------   ------------     --------      ---------     ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $180,863,346   $142,394,469   $975,157      $ 598,705      $1,227,308     $1,045,449
                                         ============   ============     ========      =========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FIDELITY(R) VIP FREEDOM 2025 FIDELITY(R) VIP FREEDOM 2030  FIDELITY(R) VIP MID CAP
                                                PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                                         ---------------------------  ---------------------------  ------------------------
                                            2017           2016          2017           2016           2017         2016
                                          ----------     ----------     ----------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (2,009)    $      (57)   $   (3,164)     $ (1,469)    $  (667,619) $  (661,393)
 Net realized gain (loss)...............     62,423         39,780        61,534        47,530       3,801,883    2,915,420
 Net change in unrealized appreciation
   (depreciation) of investments........    129,799         16,140       108,581        (1,716)     10,342,735    4,266,691
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    190,213         55,863       166,951        44,345      13,476,999    6,520,718
                                          ----------     ----------     ----------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     22,524          1,385         4,973        72,880       9,487,969    7,248,442
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................        255        228,818        71,338         5,485          54,381   (1,025,259)
 Redemptions for contract benefits and
   terminations.........................    (55,289)       (57,319)     (136,372)      (66,021)     (4,623,480)  (3,492,499)
 Contract maintenance charges...........       (231)          (198)          (84)         (108)        (10,594)      (9,643)
                                          ----------     ----------     ----------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (32,741)       172,686       (60,145)       12,236       4,908,276    2,721,041
                                          ----------     ----------     ----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    157,472        228,549       106,806        56,581      18,385,275    9,241,759
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,209,902        981,353       895,582       839,001      68,773,900   59,532,141
                                          ----------     ----------     ----------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,367,374     $1,209,902    $1,002,388      $895,582     $87,159,175  $68,773,900
                                          ==========     ==========     ==========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                               FIRST TRUST/DOW JONES
                                         FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME     DIVIDEND & INCOME
                                              INCOME PORTFOLIO       ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
                                         -------------------------  ----------------------   ------------------------
                                             2017          2016        2017         2016         2017         2016
                                         ------------  -----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,986,309  $ 1,955,615  $   51,380   $   24,898  $    (1,924) $   (71,068)
 Net realized gain (loss)...............      558,759     (524,459)     58,683      (12,372)   2,994,770    1,006,571
 Net change in unrealized appreciation
   (depreciation) of investments........    3,389,733    3,312,793      42,738      175,705    2,128,608    1,828,498
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    5,934,801    4,743,949     152,801      188,231    5,121,454    2,764,001
                                         ------------  -----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   15,884,535   13,447,173     755,207      671,033    5,615,515    5,394,279
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    8,593,543    8,467,877     353,091      416,949    5,448,919   11,646,593
 Redemptions for contract benefits and
   terminations.........................   (5,894,075)  (3,958,385)   (111,724)    (708,275)  (3,911,078)  (1,667,773)
 Contract maintenance charges...........       (8,266)      (7,749)       (272)        (179)      (2,663)      (1,848)
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   18,575,737   17,948,916     996,302      379,528    7,150,693   15,371,251
                                         ------------  -----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          740          578          32           --          250          493
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   24,511,278   22,693,443   1,149,135      567,759   12,272,397   18,135,745
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   91,573,743   68,880,300   2,852,058    2,284,299   38,062,454   19,926,709
                                         ------------  -----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $116,085,021  $91,573,743  $4,001,193   $2,852,058  $50,334,851  $38,062,454
                                         ============  ===========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FRANKLIN FOUNDING FUNDS                            FRANKLIN MUTUAL SHARES VIP
                                            ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND            FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   266,205  $   449,439  $ 2,444,921  $ 2,590,788  $   127,266   $    86,969
 Net realized gain (loss)...............     693,672        7,218     (284,115)  (1,941,890)     824,040     1,221,227
 Net change in unrealized appreciation
   (depreciation) of investments........   1,024,020    1,441,631    4,790,735    8,146,638       (8,419)      467,593
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,983,897    1,898,288    6,951,541    8,795,536      942,887     1,775,789
                                         -----------  -----------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,102,673    2,824,513    8,832,222   10,662,770      678,678       585,302
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (80,089)  (2,239,272)     319,465   (3,691,127)     299,691      (503,877)
 Redemptions for contract benefits and
   terminations.........................  (1,654,378)    (970,618)  (5,922,865)  (5,324,947)  (1,030,180)     (909,811)
 Contract maintenance charges...........      (2,525)      (2,777)      (6,745)      (6,588)      (1,786)       (1,989)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     365,681     (388,154)   3,222,077    1,640,108      (53,597)     (830,375)
                                         -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           47            5           --            --
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   2,349,578    1,510,134   10,173,665   10,435,649      889,290       945,414
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,653,467   17,143,333   82,728,549   72,292,900   13,697,808    12,752,394
                                         -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $21,003,045  $18,653,467  $92,902,214  $82,728,549  $14,587,098   $13,697,808
                                         ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         FRANKLIN RISING DIVIDENDS FRANKLIN STRATEGIC INCOME GOLDMAN SACHS VIT MID CAP
                                                 VIP FUND                  VIP FUND                 VALUE FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   122,122  $   (23,644) $   909,119  $ 1,133,593  $  (290,600) $   (86,387)
 Net realized gain (loss)...............   2,358,406    5,488,271   (1,099,223)  (2,071,175)   1,276,719     (748,956)
 Net change in unrealized appreciation
   (depreciation) of investments........  10,236,108    1,516,296    2,000,904    4,450,572    1,729,160    4,178,739
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  12,716,636    6,980,923    1,810,800    3,512,990    2,715,279    3,343,396
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,462,921    8,046,647    4,307,741    4,372,924    1,437,853    1,978,319
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     843,482    6,377,488      253,757   (1,657,076)  (2,871,934)  (2,665,980)
 Redemptions for contract benefits and
   terminations.........................  (4,661,129)  (2,245,313)  (4,626,286)  (3,118,823)  (2,094,196)  (1,287,084)
 Contract maintenance charges...........      (6,271)      (5,633)      (7,134)      (7,734)      (4,485)      (4,781)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,639,003   12,173,189      (71,922)    (410,709)  (3,532,762)  (1,979,526)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  17,355,639   19,154,112    1,738,878    3,102,281     (817,483)   1,363,870
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  64,082,666   44,928,554   59,266,765   56,164,484   31,473,672   30,109,802
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,438,305  $64,082,666  $61,005,643  $59,266,765  $30,656,189  $31,473,672
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          GUGGENHEIM VIF GLOBAL
                                         MANAGED FUTURES STRATEGY GUGGENHEIM VIF MULTI-HEDGE     HARTFORD CAPITAL
                                                  FUND              STRATEGIES FUND            APPRECIATION HLS FUND
                                         ----------------------   -------------------------  ------------------------
                                            2017         2016        2017         2016           2017         2016
                                         ----------   ----------   ---------     --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    5,720   $   63,372  $ (11,055)    $(12,571)    $   (88,211) $   (65,901)
 Net realized gain (loss)...............    (95,236)    (126,066)    16,111        7,551         576,276      550,516
 Net change in unrealized appreciation
   (depreciation) of investments........    281,743     (346,539)     9,626      (13,357)      2,192,123       74,196
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    192,227     (409,233)    14,682      (18,377)      2,680,188      558,811
                                         ----------   ----------   ---------     --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    258,534      539,608      3,431        9,283       2,235,708    2,855,997
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    218,190      469,455   (185,790)       9,043         594,519     (287,633)
 Redemptions for contract benefits and
   terminations.........................   (235,213)    (197,859)   (28,238)     (19,398)       (507,639)    (335,248)
 Contract maintenance charges...........       (110)         (67)       (89)        (107)         (1,533)      (1,216)
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    241,401      811,137   (210,686)      (1,179)      2,321,055    2,231,900
                                         ----------   ----------   ---------     --------    -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         --           --         --           --              41           71
                                         ----------   ----------   ---------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    433,628      401,904   (196,004)     (19,556)      5,001,284    2,790,782
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,432,361    2,030,457    881,578      901,134      12,576,902    9,786,120
                                         ----------   ----------   ---------     --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $2,865,989   $2,432,361  $ 685,574     $881,578     $17,578,186  $12,576,902
                                         ==========   ==========   =========     ========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              HARTFORD GROWTH      INVESCO V.I. AMERICAN INVESCO V.I. BALANCED-RISK
                                          OPPORTUNITIES HLS FUND      FRANCHISE FUND         ALLOCATION FUND
                                         ------------------------  -------------------   -------------------------
                                             2017         2016       2017        2016        2017         2016
                                         -----------  -----------  --------   ---------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (403,001) $  (254,866) $ (8,273)  $  (6,800) $   253,208   $  (61,171)
 Net realized gain (loss)...............    (292,874)   2,262,695    58,145      (8,809)     524,606     (246,849)
 Net change in unrealized appreciation
   (depreciation) of investments........   8,050,839   (2,177,012)   77,110     (30,754)      16,931      847,335
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   7,354,964     (169,183)  126,982     (46,363)     794,745      539,315
                                         -----------  -----------  --------   ---------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   3,687,862    5,948,915     1,575       9,279    1,616,678    2,490,639
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,422,102)      98,533   (26,721)   (308,998)     (68,108)   1,834,403
 Redemptions for contract benefits and
   terminations.........................  (1,111,244)    (730,853)  (50,727)    (61,333)    (706,653)    (697,876)
 Contract maintenance charges...........      (2,914)      (2,272)      (57)        (82)         (44)          (6)
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,151,602    5,314,323   (75,930)   (361,134)     841,873    3,627,160
                                         -----------  -----------  --------   ---------  -----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (54)          58        --          --           26           87
                                         -----------  -----------  --------   ---------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,506,512    5,145,198    51,052    (407,497)   1,636,644    4,166,562
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,514,618   20,369,420   494,537     902,034    8,909,907    4,743,345
                                         -----------  -----------  --------   ---------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $34,021,130  $25,514,618  $545,589   $ 494,537  $10,546,551   $8,909,907
                                         ===========  ===========  ========   =========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. DIVERSIFIED  INVESCO V.I. EQUITY AND  INVESCO V.I. GLOBAL HEALTH
                                               DIVIDEND FUND             INCOME FUND               CARE FUND
                                         ------------------------  -----------------------  -------------------------
                                             2017         2016         2017        2016        2017          2016
                                         -----------  -----------  -----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    84,016  $   (85,255) $    34,560  $   34,556  $  (43,682)   $  (41,830)
 Net realized gain (loss)...............   4,138,183      887,506      208,507      93,176      (2,676)      303,315
 Net change in unrealized appreciation
   (depreciation) of investments........     704,429    5,805,732      877,647     928,029     542,664      (716,124)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,926,628    6,607,983    1,120,714   1,055,761     496,306      (454,639)
                                         -----------  -----------  -----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   8,156,209    9,093,754    4,015,716   3,431,785     501,250       539,964
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     937,345   17,778,863      859,708     740,019     249,351         1,048
 Redemptions for contract benefits and
   terminations.........................  (4,343,962)  (2,024,280)    (366,077)   (264,255)   (218,168)     (197,569)
 Contract maintenance charges...........      (7,669)      (5,693)      (1,833)     (1,132)        (42)          (21)
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,741,923   24,842,644    4,507,514   3,906,417     532,391       343,422
                                         -----------  -----------  -----------  ----------   ----------   ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         182        1,007          170         167          --            --
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...   9,668,733   31,451,634    5,628,398   4,962,345   1,028,697      (111,217)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  68,918,573   37,466,939    9,383,419   4,421,074   3,391,383     3,502,600
                                         -----------  -----------  -----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $78,587,306  $68,918,573  $15,011,817  $9,383,419  $4,420,080    $3,391,383
                                         ===========  ===========  ===========  ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              INVESCO V.I. GLOBAL REAL                               INVESCO V.I. INTERNATIONAL
                                                     ESTATE FUND        INVESCO V.I. HIGH YIELD FUND        GROWTH FUND
                                              ------------------------  ---------------------------  ------------------------
                                                  2017         2016         2017           2016          2017          2016
                                              -----------  -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $ 1,281,641  $     1,774  $ 1,073,664    $   971,657   $   (43,802)  $   (79,687)
 Net realized gain (loss)....................   2,846,622    2,455,322     (122,555)      (764,658)      910,777       207,780
 Net change in unrealized appreciation
   (depreciation) of investments.............   4,004,246   (2,234,200)     893,231      2,876,788     8,335,868    (1,017,087)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations.................   8,132,509      222,896    1,844,340      3,083,787     9,202,843      (888,994)
                                              -----------  -----------   -----------   -----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......   4,384,639    6,324,658    4,654,859      4,743,487     4,513,853     4,629,252
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................  (2,749,624)  (2,896,682)    (106,430)     1,493,210    (1,173,330)     (805,626)
 Redemptions for contract benefits and
   terminations..............................  (5,601,403)  (4,461,484)  (3,841,348)    (2,397,701)   (2,946,906)   (1,901,639)
 Contract maintenance charges................      (8,957)     (10,499)      (3,759)        (3,694)       (5,928)       (6,106)
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions  (3,975,345)  (1,044,007)     703,322      3,835,302       387,689     1,915,881
                                              -----------  -----------   -----------   -----------   -----------   -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................          --       (2,201)          --           (548)           --          (638)
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS........   4,157,164     (823,312)   2,547,662      6,918,541     9,590,532     1,026,249
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....  74,983,777   75,807,089   38,847,675     31,929,134    43,251,331    42,225,082
                                              -----------  -----------   -----------   -----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $79,140,941  $74,983,777  $41,395,337    $38,847,675   $52,841,863   $43,251,331
                                              ===========  ===========   ===========   ===========   ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         INVESCO V.I. MID CAP CORE  INVESCO V.I. SMALL CAP
                                                EQUITY FUND               EQUITY FUND         IVY VIP ASSET STRATEGY
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (128,704) $  (148,239) $  (226,838) $  (177,344) $    50,505  $  (329,332)
 Net realized gain (loss)...............     162,051      579,101      402,797      349,541   (2,120,025)  (5,031,561)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,473,795      772,118    1,815,690    1,218,747    7,545,793    3,635,368
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   1,507,142    1,202,980    1,991,649    1,390,944    5,476,273   (1,725,525)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     927,497    1,112,583    2,593,270    2,605,405    1,665,722    1,950,542
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (337,289)    (296,056)    (220,723)     203,446   (3,656,318)  (7,052,882)
 Redemptions for contract benefits and
   terminations.........................    (893,845)    (359,784)    (871,550)    (590,761)  (2,412,472)  (2,280,467)
 Contract maintenance charges...........      (1,992)      (1,999)      (2,181)      (1,809)      (4,325)      (5,537)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (305,629)     454,744    1,498,816    2,216,281   (4,407,393)  (7,388,344)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   1,201,513    1,657,724    3,490,465    3,607,225    1,068,880   (9,113,869)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,668,956   10,011,232   15,414,495   11,807,270   35,327,079   44,440,948
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,870,469  $11,668,956  $18,904,960  $15,414,495  $36,395,959  $35,327,079
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP DIVIDEND
                                               OPPORTUNITIES            IVY VIP ENERGY           IVY VIP HIGH INCOME
                                         ------------------------  ------------------------  --------------------------
                                             2017         2016         2017         2016         2017          2016
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (26,226) $   (30,298) $  (214,941) $  (427,713) $  5,229,709  $  6,706,418
 Net realized gain (loss)...............     722,517      812,671   (1,459,183)  (2,246,177)     (851,134)   (2,326,222)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,329,854      (12,857)  (4,321,436)  12,839,467     2,038,626    11,112,472
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   2,026,145      769,516   (5,995,560)  10,165,577     6,417,201    15,492,668
                                         -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     615,797      667,343    2,987,732    3,435,578     9,977,724     9,103,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (956,441)  (1,147,083)  (1,180,672)   1,933,612     1,444,321    (5,207,398)
 Redemptions for contract benefits and
   terminations.........................    (996,315)  (1,048,199)  (2,381,076)  (1,738,853)   (7,739,112)   (5,089,465)
 Contract maintenance charges...........      (1,982)      (2,144)      (4,365)      (4,600)      (15,833)      (16,240)
                                         -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,338,941)  (1,530,083)    (578,381)   3,625,737     3,667,100    (1,209,427)
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     687,204     (760,567)  (6,573,941)  13,791,314    10,084,301    14,283,241
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  15,366,133   16,126,700   42,229,503   28,438,189   122,661,086   108,377,845
                                         -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,053,337  $15,366,133  $35,655,562  $42,229,503  $132,745,387  $122,661,086
                                         ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         IVY VIP MICRO CAP GROWTH  IVY VIP MID CAP GROWTH   IVY VIP NATURAL RESOURCES
                                         ----------------------   ------------------------  ------------------------
                                            2017         2016         2017         2016         2017         2016
                                         ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (36,206)  $  (25,705) $  (695,124) $  (609,745) $  (130,332) $   (71,749)
 Net realized gain (loss)...............    (75,795)      69,796    1,951,131    2,489,872     (493,531)    (853,450)
 Net change in unrealized appreciation
   (depreciation) of investments........    344,094      264,236    9,796,006       91,387      738,505    2,920,107
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    232,093      308,327   11,052,013    1,971,514      114,642    1,994,908
                                         ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    845,854      384,764    3,252,605    2,917,480      501,872      667,389
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (129,041)     203,386     (541,136)  (1,813,506)    (366,293)     (67,303)
 Redemptions for contract benefits and
   terminations.........................   (200,192)    (128,115)  (3,142,734)  (1,687,907)    (706,405)    (635,431)
 Contract maintenance charges...........        (38)         (45)      (7,827)      (7,990)      (1,569)      (1,782)
                                         ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    516,583      459,990     (439,092)    (591,923)    (572,395)     (37,127)
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    748,676      768,317   10,612,921    1,379,591     (457,753)   1,957,781
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  2,706,904    1,938,587   44,464,972   43,085,381   11,075,146    9,117,365
                                         ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $3,455,580   $2,706,904  $55,077,893  $44,464,972  $10,617,393  $11,075,146
                                         ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   IVY VIP SCIENCE AND                                 JANUS HENDERSON VIT
                                                       TECHNOLOGY         IVY VIP SMALL CAP GROWTH     BALANCED PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $(1,003,677) $  (836,584) $  (363,467) $  (321,671) $   121,164  $   261,833
 Net realized gain (loss)......................   7,715,924    2,148,134      127,179    1,411,080      307,902      230,384
 Net change in unrealized appreciation
   (depreciation) of investments...............  11,989,180   (1,278,336)   5,187,888     (713,586)   6,419,309      747,878
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................  18,701,427       33,214    4,951,600      375,823    6,848,375    1,240,095
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   6,752,199    6,354,594    1,916,023    2,120,475   12,579,360   10,740,428
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (979,705)  (5,443,835)    (257,444)  (1,979,439)   3,496,459    4,335,231
 Redemptions for contract benefits and
   terminations................................  (5,479,448)  (2,896,790)  (1,698,095)    (958,153)  (2,727,755)  (1,724,768)
 Contract maintenance charges..................      (8,220)      (7,791)      (3,956)      (3,732)        (538)         (17)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     284,826   (1,993,822)     (43,472)    (820,849)  13,347,526   13,350,874
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          448          439
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  18,986,253   (1,960,608)   4,908,128     (445,026)  20,196,349   14,591,408
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  62,467,606   64,428,214   23,084,446   23,529,472   34,954,353   20,362,945
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $81,453,859  $62,467,606  $27,992,574  $23,084,446  $55,150,702  $34,954,353
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                   JPMORGAN INSURANCE TRUST
                                                   JANUS HENDERSON VIT    JANUS HENDERSON VIT U.S.     GLOBAL ALLOCATION
                                                 FLEXIBLE BOND PORTFOLIO  LOW VOLATILITY PORTFOLIO         PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   369,005  $   261,349  $    23,523  $   29,425  $    22,638  $   229,431
 Net realized gain (loss)......................     (32,562)     (70,381)     136,787     194,848      813,696      (40,066)
 Net change in unrealized appreciation
   (depreciation) of investments...............     178,798     (293,876)   1,111,077     172,726    1,391,163      327,780
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................     515,241     (102,908)   1,271,387     396,999    2,227,497      517,145
                                                -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,450,958    8,348,443    1,347,024   2,802,372    2,758,739    3,598,234
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   2,582,825    4,475,813      551,422   1,984,097    2,133,619    2,089,093
 Redemptions for contract benefits and
   terminations................................  (1,406,734)    (797,593)    (365,438)   (272,661)    (710,907)    (747,935)
 Contract maintenance charges..................        (336)          (5)         (37)         --         (465)          --
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   5,626,713   12,026,658    1,532,971   4,513,808    4,180,986    4,939,392
                                                -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         360          400           --         178           72          198
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   6,142,314   11,924,150    2,804,358   4,910,985    6,408,555    5,456,735
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  22,530,745   10,606,595    8,175,915   3,264,930   12,782,702    7,325,967
                                                -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $28,673,059  $22,530,745  $10,980,273  $8,175,915  $19,191,257  $12,782,702
                                                ===========  ===========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                             LAZARD RETIREMENT
                                                JPMORGAN INSURANCE TRUST  EMERGING MARKETS EQUITY   LORD ABBETT SERIES FUND -
                                                INCOME BUILDER PORTFOLIO         PORTFOLIO           BOND DEBENTURE PORTFOLIO
                                                -----------------------  -------------------------  -------------------------
                                                    2017        2016         2017          2016         2017          2016
                                                -----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   361,132  $  204,798  $    384,230  $  (241,282) $  3,427,568  $ 2,965,092
 Net realized gain (loss)......................     232,574     (11,802)      481,509   (2,472,402)    1,172,400   (1,022,207)
 Net change in unrealized appreciation
   (depreciation) of investments...............     653,479     131,476    19,842,318   15,024,229     3,201,159    6,211,962
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   1,247,185     324,472    20,708,057   12,310,545     7,801,127    8,154,847
                                                -----------  ----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   4,660,678   4,177,944     7,217,602    5,952,372    17,316,105   14,911,947
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     885,919   1,025,141     3,065,788   (1,022,824)    8,015,889    3,807,470
 Redemptions for contract benefits and
   terminations................................  (1,137,576)   (664,639)   (6,740,843)  (4,040,668)   (6,185,818)  (3,894,775)
 Contract maintenance charges..................         (52)         --       (12,389)     (11,946)       (7,273)      (6,370)
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   4,408,969   4,538,446     3,530,158      876,934    19,138,903   14,818,272
                                                -----------  ----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          63          --            --           --         1,078          244
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   5,656,217   4,862,918    24,238,215   13,187,479    26,941,108   22,973,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......   9,800,659   4,937,741    77,798,404   64,610,925    93,139,970   70,166,607
                                                -----------  ----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $15,456,876  $9,800,659  $102,036,619  $77,798,404  $120,081,078  $93,139,970
                                                ===========  ==========  ============  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                          LORD ABBETT SERIES FUND -
                                                LORD ABBETT SERIES FUND -  GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE
                                                CLASSIC STOCK PORTFOLIO          PORTFOLIO                   PORTFOLIO
                                                ------------------------  ------------------------  --------------------------
                                                   2017         2016         2017         2016          2017          2016
                                                ----------   ----------   ----------   ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (25,265)  $  (17,017)  $  (67,875)  $  (66,050)  $    (70,705) $   (367,298)
 Net realized gain (loss)......................    345,432       66,030      120,648     (223,679)     4,666,942     6,083,820
 Net change in unrealized appreciation
   (depreciation) of investments...............    311,206      391,198      842,896      274,945     40,654,272    (2,205,784)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    631,373      440,211      895,669      (14,784)    45,250,509     3,510,738
                                                ----------   ----------   ----------   ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     57,525       83,182       38,849       79,919     23,159,564    22,622,179
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   (190,747)    (387,184)     (63,026)    (196,535)     7,905,113     7,011,465
 Redemptions for contract benefits and
   terminations................................   (209,963)    (171,563)    (318,569)    (292,649)   (11,947,518)   (6,407,483)
 Contract maintenance charges..................       (580)        (655)        (575)        (666)       (22,209)      (19,950)
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (343,765)    (476,220)    (343,321)    (409,931)    19,094,950    23,206,211
                                                ----------   ----------   ----------   ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --           --           --             --             5
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    287,608      (36,009)     552,348     (424,715)    64,345,459    26,716,954
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  4,366,459    4,402,468    4,377,301    4,802,016    172,253,286   145,536,332
                                                ----------   ----------   ----------   ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $4,654,067   $4,366,459   $4,929,649   $4,377,301   $236,598,745  $172,253,286
                                                ==========   ==========   ==========   ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                            MFS(R) MASSACHUSETTS
                                                 MFS(R) INVESTORS TRUST    INVESTORS GROWTH STOCK
                                                         SERIES                   PORTFOLIO         MFS(R) RESEARCH SERIES
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (96,637) $   (81,400) $  (124,882) $  (106,239) $   (1,204) $   (9,039)
 Net realized gain (loss)......................     737,122    1,222,290      557,159    1,119,802     146,844     130,600
 Net change in unrealized appreciation
   (depreciation) of investments...............   1,650,765     (472,727)   2,473,295     (607,415)    257,702     (23,088)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................   2,291,250      668,163    2,905,572      406,148     403,342      98,473
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,361,135      626,672    1,187,235      766,448     410,950     438,898
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     610,251     (129,903)     419,816      639,685    (174,060)     38,240
 Redemptions for contract benefits and
   terminations................................  (1,126,307)    (695,308)    (775,240)    (520,799)    (22,328)    (20,238)
 Contract maintenance charges..................      (1,218)      (1,246)      (1,547)      (1,402)        (15)         (2)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..     843,861     (199,785)     830,264      883,932     214,547     456,898
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          --          58
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........   3,135,111      468,378    3,735,836    1,290,080     617,889     555,429
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  10,278,485    9,810,107   10,888,864    9,598,784   1,712,000   1,156,571
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $13,413,596  $10,278,485  $14,624,700  $10,888,864  $2,329,889  $1,712,000
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    MFS(R) TECHNOLOGY
                                                        PORTFOLIO          MFS(R) UTILITIES SERIES     MFS(R) VALUE SERIES
                                                ------------------------  ------------------------  ------------------------
                                                    2017         2016         2017         2016         2017         2016
                                                -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (413,929) $  (291,174) $ 1,440,870  $ 1,063,761  $   118,660  $    86,859
 Net realized gain (loss)......................   2,511,136    1,743,950     (698,550)    (569,595)     806,297      815,625
 Net change in unrealized appreciation
   (depreciation) of investments...............   6,433,669      (89,099)   5,295,473    3,568,232    1,820,644      282,281
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   8,530,876    1,363,677    6,037,793    4,062,398    2,745,601    1,184,765
                                                -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     454,401      336,507    4,676,795    4,892,162    5,968,264    4,708,293
 Transfers between Variable Investment Options
   including guaranteed interest account, net..   5,065,761    1,509,846     (984,519)  (2,349,981)   2,351,351    2,564,364
 Redemptions for contract benefits and
   terminations................................  (2,135,835)    (912,667)  (3,091,771)  (1,953,253)  (1,021,060)    (353,341)
 Contract maintenance charges..................      (3,497)      (3,396)      (5,591)      (5,903)        (319)          (8)
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   3,380,830      930,290      594,914      583,025    7,298,236    6,919,308
                                                -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --           --           --          236          237
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  11,911,706    2,293,967    6,632,707    4,645,423   10,044,073    8,104,310
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  21,844,805   19,550,838   46,478,965   41,833,542   13,803,907    5,699,597
                                                -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $33,756,511  $21,844,805  $53,111,672  $46,478,965  $23,847,980  $13,803,907
                                                ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                         EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                ------------------------  --------------------------  ------------------------
                                                    2017         2016         2017          2016          2017         2016
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (192,731) $  (118,927) $    665,709  $    598,445  $  (264,597) $  (218,070)
 Net realized gain (loss)......................     932,419      765,424      (274,502)   (1,361,834)   1,519,229   (1,104,507)
 Net change in unrealized appreciation
   (depreciation) of investments...............   2,975,088     (413,767)    1,192,066     1,848,468    2,803,490    2,095,870
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................   3,714,776      232,730     1,583,273     1,085,079    4,058,122      773,293
                                                -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     736,468    1,458,764     6,129,249     6,797,717    1,340,777    1,229,772
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (585,257)    (618,964)   11,778,477    (3,622,447)     110,863     (824,440)
 Redemptions for contract benefits and
   terminations................................  (1,019,939)    (620,789)   (5,447,689)   (6,213,388)  (1,183,114)    (960,117)
 Contract maintenance charges..................    (226,941)    (213,657)   (2,183,026)   (2,165,998)    (245,373)    (226,835)
                                                -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (1,095,669)       5,354    10,277,011    (5,204,116)      23,153     (781,620)
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........   2,619,107      238,084    11,860,284    (4,119,037)   4,081,275       (8,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  13,531,207   13,293,123   102,096,858   106,215,895   16,481,577   16,489,904
                                                -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $16,150,314  $13,531,207  $113,957,142  $102,096,858  $20,562,852  $16,481,577
                                                ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                       NEUBERGER BERMAN
                                                  MULTIMANAGER MID CAP                               INTERNATIONAL EQUITY
                                                         VALUE*           MULTIMANAGER TECHNOLOGY*         PORTFOLIO
                                                ------------------------  ------------------------  ----------------------
                                                    2017         2016         2017         2016        2017        2016
                                                -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (110,234) $     7,794  $  (447,808) $  (272,694) $  (23,659) $  (18,399)
 Net realized gain (loss)......................   1,069,325      518,176    4,529,140    1,747,490      66,139       3,351
 Net change in unrealized appreciation
   (depreciation) of investments...............    (114,374)   1,553,764    5,867,855      174,046     738,642     (64,591)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     844,717    2,079,734    9,949,187    1,648,842     781,122     (79,639)
                                                -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     850,371      765,093    5,817,582    5,343,904     630,083     350,384
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (7,394,942)   6,879,166    2,072,635    3,472,145     (41,452)    486,367
 Redemptions for contract benefits and
   terminations................................    (709,000)    (659,763)  (1,508,889)    (884,969)   (178,345)   (116,537)
 Contract maintenance charges..................    (151,412)    (143,645)    (258,942)    (206,204)       (321)       (278)
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (7,404,983)   6,840,851    6,122,386    7,724,876     409,965     719,936
                                                -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (28)         175          223          297          --          --
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  (6,560,294)   8,920,760   16,071,796    9,374,015   1,191,087     640,297
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  18,341,150    9,420,390   24,375,612   15,001,597   3,062,293   2,421,996
                                                -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,780,856  $18,341,150  $40,447,408  $24,375,612  $4,253,380  $3,062,293
                                                ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                 NEUBERGER BERMAN U.S.            PIMCO
                                                 EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)    PIMCO EMERGING MARKETS
                                                  STRATEGY PORTFOLIO       STRATEGY PORTFOLIO          BOND PORTFOLIO
                                                ----------------------  ------------------------  ------------------------
                                                   2017        2016         2017         2016         2017         2016
                                                ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (26,901) $  (23,725) $ 1,590,723  $   (67,482) $   719,090  $   701,075
 Net realized gain (loss)......................    (14,917)    (40,515)  (2,648,316)  (3,468,907)    (307,958)    (683,117)
 Net change in unrealized appreciation
   (depreciation) of investments...............    148,583      34,080    1,125,122    5,505,289    1,163,037    1,953,535
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    106,765     (30,160)      67,529    1,968,900    1,574,169    1,971,493
                                                ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    444,517     570,004    1,223,869    1,446,758    1,326,568    1,103,260
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (49,303)   (113,080)    (753,111)    (265,802)     191,980     (455,557)
 Redemptions for contract benefits and
   terminations................................    (88,985)    (85,840)  (1,273,119)  (1,108,509)  (1,769,829)  (1,144,407)
 Contract maintenance charges..................       (166)       (166)      (1,963)      (2,452)      (2,209)      (2,644)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    306,063     370,918     (804,324)      69,995     (253,490)    (499,348)
                                                ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          14           --           --          (36)          44
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........    412,828     340,772     (736,795)   2,038,895    1,320,643    1,472,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,877,972   1,537,200   17,631,313   15,592,418   19,133,174   17,660,985
                                                ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,290,800  $1,877,972  $16,894,518  $17,631,313  $20,453,817  $19,133,174
                                                ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        PIMCO GLOBAL MULTI-ASSET
                                                   PIMCO GLOBAL BOND      MANAGED ALLOCATION         PIMCO REAL RETURN
                                                 PORTFOLIO (UNHEDGED)          PORTFOLIO                 PORTFOLIO
                                                ----------------------  ----------------------   ------------------------
                                                   2017        2016        2017         2016         2017         2016
                                                ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   25,247  $    2,441  $   13,541   $   15,609  $   483,744  $   428,185
 Net realized gain (loss)......................      1,899     (18,472)     26,382      (28,911)  (1,182,808)  (1,460,007)
 Net change in unrealized appreciation
   (depreciation) of investments...............    116,260      15,365     120,803       43,051    1,886,490    3,177,703
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...................    143,406        (666)    160,726       29,749    1,187,426    2,145,881
                                                ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........  1,266,532     550,360     224,207      205,870    2,380,283    2,875,991
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    397,802     223,779      17,402      303,083   (1,905,612)  (3,418,756)
 Redemptions for contract benefits and
   terminations................................   (117,625)    (95,799)   (171,372)     (58,359)  (4,579,953)  (3,828,040)
 Contract maintenance charges..................        (18)        (27)         --           --       (8,388)     (10,109)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  1,546,691     678,313      70,237      450,594   (4,113,670)  (4,380,914)
                                                ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....      1,322          --          --           --       43,977           (6)
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..........  1,691,419     677,647     230,963      480,343   (2,882,267)  (2,235,039)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,615,460     937,813   1,275,120      794,777   58,515,133   60,750,172
                                                ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............ $3,306,879  $1,615,460  $1,506,083   $1,275,120  $55,632,866  $58,515,133
                                                ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                    PIMCO TOTAL RETURN
                                                         PORTFOLIO            PROFUND VP BEAR    PROFUND VP BIOTECHNOLOGY
                                                --------------------------  ------------------  -------------------------
                                                    2017          2016        2017      2016        2017         2016
                                                ------------  ------------  --------  --------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    852,558  $    857,971  $ (2,343) $ (3,830) $  (671,805) $   (671,898)
 Net realized gain (loss)......................     (679,474)   (1,152,374)  (18,998)  (30,472)     656,094     1,854,398
 Net change in unrealized appreciation
   (depreciation) of investments...............    5,045,169     2,036,856   (16,008)  (11,316)   8,726,890   (10,461,247)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................    5,218,253     1,742,453   (37,349)  (45,618)   8,711,179    (9,278,747)
                                                ------------  ------------  --------  --------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   15,805,276    18,643,788     2,612     2,821    2,699,667     3,834,072
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    4,037,248     4,132,981   (49,647)   21,070   (3,128,422)   (5,692,226)
 Redemptions for contract benefits and
   terminations................................  (11,958,866)   (9,214,231)   (6,622)   (8,159)  (3,198,894)   (1,893,700)
 Contract maintenance charges..................      (16,877)      (19,221)      (51)      (65)      (5,930)       (6,703)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    7,866,781    13,543,317   (53,708)   15,667   (3,633,579)   (3,758,557)
                                                ------------  ------------  --------  --------  -----------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         (109)          181        --        --           --            --
                                                ------------  ------------  --------  --------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........   13,084,925    15,285,951   (91,057)  (29,951)   5,077,600   (13,037,304)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  154,482,951   139,197,000   213,983   243,934   43,369,528    56,406,832
                                                ------------  ------------  --------  --------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $167,567,876  $154,482,951  $122,926  $213,983  $48,447,128  $ 43,369,528
                                                ============  ============  ========  ========  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PUTNAM VT ABSOLUTE     PUTNAM VT DIVERSIFIED   PUTNAM VT GLOBAL ASSET
                                                    RETURN 500 FUND           INCOME FUND            ALLOCATION FUND
                                                ----------------------  -----------------------  ----------------------
                                                   2017        2016         2017        2016        2017        2016
                                                ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $  (27,530) $   41,415  $   363,191  $  217,816  $    3,638  $   11,616
 Net realized gain (loss)......................     (6,017)    (23,402)     (55,858)   (303,889)     92,697      97,431
 Net change in unrealized appreciation
   (depreciation) of investments...............    163,436     (23,098)     190,681     491,303     316,193      15,367
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................    129,889      (5,085)     498,014     405,230     412,528     124,414
                                                ----------  ----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........    432,575     398,730    1,845,247     922,815     906,200     932,474
 Transfers between Variable Investment Options
   including guaranteed interest account, net..     86,435     295,296      756,064   1,939,773     927,725     (69,357)
 Redemptions for contract benefits and
   terminations................................   (179,159)   (170,342)    (342,556)   (457,976)    (58,756)    (65,108)
 Contract maintenance charges..................       (111)         (1)        (457)       (365)        (13)         --
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    339,740     523,683    2,258,298   2,404,247   1,775,156     798,009
                                                ----------  ----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --          15           --         137          75          30
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    469,629     518,613    2,756,312   2,809,614   2,187,759     922,453
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  2,145,297   1,626,684    7,624,154   4,814,540   2,120,347   1,197,894
                                                ----------  ----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $2,614,926  $2,145,297  $10,380,466  $7,624,154  $4,308,106  $2,120,347
                                                ==========  ==========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         QS LEGG MASON DYNAMIC
                                                                          MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY
                                                PUTNAM VT RESEARCH FUND        PORTFOLIO                 FUND
                                                ----------------------  ----------------------  ----------------------
                                                  2017        2016         2017        2016        2017         2016
                                                 --------    --------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $ (1,847)   $     (8)   $      991  $  (15,596) $   34,651   $   72,309
 Net realized gain (loss)......................   12,431         658       (24,828)   (108,575)     26,135       81,438
 Net change in unrealized appreciation
   (depreciation) of investments...............   51,533      11,401       419,774      59,407     679,124      206,720
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations...................   62,117      12,051       395,937     (64,764)    739,910      360,467
                                                 --------    --------   ----------  ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   92,526      83,326       257,839     775,758   1,554,433    1,566,701
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  214,465      15,428       113,893    (955,025)    (91,393)     505,784
 Redemptions for contract benefits and
   terminations................................  (16,794)    (12,006)     (109,768)   (225,462)   (304,980)    (335,645)
 Contract maintenance charges..................       --          (2)         (608)       (568)       (104)          (2)
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  290,197      86,746       261,356    (405,297)  1,157,956    1,736,838
                                                 --------    --------   ----------  ----------  ----------   ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....       11          --            --          19          --           --
                                                 --------    --------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS..........  352,325      98,797       657,293    (470,042)  1,897,866    2,097,305
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  113,633      14,836     3,153,342   3,623,384   7,179,196    5,081,891
                                                 --------    --------   ----------  ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $465,958    $113,633    $3,810,635  $3,153,342  $9,077,062   $7,179,196
                                                 ========    ========   ==========  ==========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                   SEI VP CONSERVATIVE      SEI VP MARKET GROWTH     SEI VP MARKET PLUS
                                                      STRATEGY FUND            STRATEGY FUND            STRATEGY FUND
                                                ------------------------  -----------------------  ----------------------
                                                    2017         2016         2017        2016        2017        2016
                                                -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    47,082  $    38,796  $    17,911  $   65,350  $    4,916  $   12,911
 Net realized gain (loss)......................     111,931      (31,199)     (10,543)    190,987      (2,128)     19,436
 Net change in unrealized appreciation
   (depreciation) of investments...............     261,731      226,563      855,140     197,059     285,906      93,309
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations...................     420,744      234,160      862,508     453,396     288,694     125,656
                                                -----------  -----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,125,817    3,032,301      713,721   1,181,757     128,935     309,166
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (1,031,273)   2,515,236   (1,049,779)   (444,563)    (22,933)     94,273
 Redemptions for contract benefits and
   terminations................................    (820,486)  (2,501,489)    (346,379)   (398,283)   (102,686)   (245,730)
 Contract maintenance charges..................        (129)          --         (116)         --         (24)         --
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..    (726,071)   3,046,048     (682,553)    338,911       3,292     157,709
                                                -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --          199           --          10          --         351
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..........    (305,327)   3,280,407      179,955     792,317     291,986     283,716
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,089,778    8,809,371    7,487,603   6,695,286   1,780,422   1,496,706
                                                -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............ $11,784,451  $12,089,778  $ 7,667,558  $7,487,603  $2,072,408  $1,780,422
                                                ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                SEI VP MODERATE STRATEGY  T. ROWE PRICE EQUITY INCOME    T. ROWE PRICE HEALTH
                                                          FUND                 PORTFOLIO-II              SCIENCES PORTFOLIO-II
                                                ------------------------  --------------------------  --------------------------
                                                    2017         2016        2017          2016           2017          2016
                                                -----------  -----------   ----------    ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    29,217  $   111,915  $   28,218    $   31,899    $ (1,820,987) $ (1,627,407)
 Net realized gain (loss)......................     283,716       23,806     772,795       341,550       9,826,709     5,210,086
 Net change in unrealized appreciation
   (depreciation) of investments...............     405,366      414,479      52,332       184,138      21,135,332   (18,780,280)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................     718,299      550,200     853,345       557,587      29,141,054   (15,197,601)
                                                -----------  -----------   ----------    ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     603,513    5,058,838   2,229,221     1,346,381      12,332,305    14,615,778
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (4,275,157)    (160,621)    351,348       504,654      (1,258,359)   (7,067,543)
 Redemptions for contract benefits and
   terminations................................    (741,139)  (1,582,422)   (272,592)     (251,476)     (7,942,568)   (5,359,180)
 Contract maintenance charges..................        (191)          --         (71)          (44)        (15,363)      (14,866)
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (4,412,974)   3,315,795   2,307,906     1,599,515       3,116,015     2,174,189
                                                -----------  -----------   ----------    ----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          36           116             620            --
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........  (3,694,675)   3,865,995   3,161,287     2,157,218      32,257,689   (13,023,412)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  12,143,527    8,277,532   4,568,116     2,410,898     114,513,808   127,537,220
                                                -----------  -----------   ----------    ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $ 8,448,852  $12,143,527  $7,729,403    $4,568,116    $146,771,497  $114,513,808
                                                ===========  ===========   ==========    ==========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  TEMPLETON DEVELOPING                                TEMPLETON GLOBAL BOND VIP
                                                    MARKETS VIP FUND      TEMPLETON FOREIGN VIP FUND            FUND
                                                ------------------------  -------------------------  --------------------------
                                                    2017         2016        2017          2016          2017          2016
                                                -----------  -----------  ----------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $   (90,351) $   (81,053) $   99,381   $    40,045   $ (1,886,206) $ (1,896,247)
 Net realized gain (loss)......................     960,540   (1,656,179)   (191,307)     (334,651)    (1,451,029)   (4,702,560)
 Net change in unrealized appreciation
   (depreciation) of investments...............   3,852,321    2,568,385   1,278,776       678,766      4,063,117     8,433,752
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations...................   4,722,510      831,153   1,186,850       384,160        725,882     1,834,945
                                                -----------  -----------  ----------   -----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........   1,209,877      621,764     194,714       140,563     11,730,082    13,362,335
 Transfers between Variable Investment Options
   including guaranteed interest account, net..  (5,998,444)   6,546,726    (607,944)   (1,167,509)    (3,965,190)  (11,655,568)
 Redemptions for contract benefits and
   terminations................................    (925,512)    (386,760)   (516,369)     (492,292)    (9,099,927)   (8,729,493)
 Contract maintenance charges..................      (1,775)      (1,881)     (1,014)       (1,176)       (15,892)      (17,840)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..  (5,715,854)   6,779,849    (930,613)   (1,520,414)    (1,350,927)   (7,040,566)
                                                -----------  -----------  ----------   -----------   ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....          --           --          --       (10,368)            --            --
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS..........    (993,344)   7,611,002     256,237    (1,146,622)      (625,045)   (5,205,621)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  15,169,531    7,558,529   8,378,166     9,524,788    135,073,307   140,278,928
                                                -----------  -----------  ----------   -----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............ $14,176,187  $15,169,531  $8,634,403   $ 8,378,166   $134,448,262  $135,073,307
                                                ===========  ===========  ==========   ===========   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                    VANECK VIP UNCONSTRAINED
                                                                           VANECK VIP GLOBAL HARD   EMERGING MARKETS BOND
                                                TEMPLETON GROWTH VIP FUND        ASSETS FUND               FUND
                                                ------------------------  ------------------------  -----------------------
                                                   2017         2016          2017         2016       2017         2016
                                                ----------   ----------   -----------  -----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................. $    4,886   $   11,974   $  (362,667) $  (260,359) $  7,681     $ (8,159)
 Net realized gain (loss)......................     63,258       86,074    (2,028,807)  (4,483,545)   (6,140)     (14,857)
 Net change in unrealized appreciation
   (depreciation) of investments...............    229,919       37,410     1,188,712   13,223,015    77,633       53,813
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from operations...................    298,063      135,458    (1,202,762)   8,479,111    79,174       30,797
                                                ----------   ----------   -----------  -----------   --------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.........     16,742       40,739     1,864,099    2,311,378   128,608      183,861
 Transfers between Variable Investment Options
   including guaranteed interest account, net..    (46,071)     (92,366)   (2,799,810)   1,515,063    56,698       23,452
 Redemptions for contract benefits and
   terminations................................   (175,947)    (129,982)   (1,893,136)  (1,686,230)  (80,347)     (58,451)
 Contract maintenance charges..................       (226)        (278)       (3,849)      (4,563)        6           --
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions..   (205,502)    (181,887)   (2,832,696)   2,135,648   104,965      148,862
                                                ----------   ----------   -----------  -----------   --------     --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70....         --           --            --           --        --            5
                                                ----------   ----------   -----------  -----------   --------     --------

NET INCREASE (DECREASE) IN NET ASSETS..........     92,561      (46,429)   (4,035,458)  10,614,759   184,139      179,664
NET ASSETS -- BEGINNING OF YEAR OR PERIOD......  1,868,602    1,915,031    30,085,897   19,471,138   755,898      576,234
                                                ----------   ----------   -----------  -----------   --------     --------

NET ASSETS -- END OF YEAR OR PERIOD............ $1,961,163   $1,868,602   $26,050,439  $30,085,897  $940,037     $755,898
                                                ==========   ==========   ===========  ===========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                         2017                        2016
                                                              --------------------------  --------------------------
                                                                                  NET                         NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                              --------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...............        B            57      (17)      40        42     (207)    (165)

1290 VT DOUBLELINE DYNAMIC ALLOCATION........        B           210     (158)      52       332     (142)     190

1290 VT DOUBLELINE OPPORTUNISTIC BOND........        B         1,436     (126)   1,310       570      (25)     545

1290 VT ENERGY...............................        B           161      (95)      66       287     (103)     184

1290 VT EQUITY INCOME........................        A           105     (150)     (45)      132     (168)     (36)
1290 VT EQUITY INCOME........................        B           156     (194)     (38)      272     (333)     (61)

1290 VT GAMCO MERGERS & ACQUISITIONS.........        A            98     (125)     (27)      135     (131)       4
1290 VT GAMCO MERGERS & ACQUISITIONS.........        B           145      (39)     106       130      (45)      85

1290 VT GAMCO SMALL COMPANY VALUE............        A           831     (672)     159       958     (673)     285
1290 VT GAMCO SMALL COMPANY VALUE............        B           924     (147)     777     1,019     (171)     848

1290 VT HIGH YIELD BOND......................        B           351     (176)     175       516     (290)     226

1290 VT LOW VOLATILITY GLOBAL EQUITY.........        B            54      (17)      37        77      (29)      48

1290 VT NATURAL RESOURCES....................        B           283     (287)      (4)      576     (216)     360

1290 VT REAL ESTATE..........................        B           245     (240)       5       456     (194)     262

1290 VT SMARTBETA EQUITY.....................        B            28       (9)      19        28       (6)      22

1290 VT SOCIALLY RESPONSIBLE.................        B            43      (24)      19       109      (51)      58

7TWELVE/TM/ BALANCED PORTFOLIO...............     CLASS 4        360   (1,177)    (817)      472   (1,310)    (838)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO....     CLASS B         12      (46)     (34)       25      (38)     (13)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO......     CLASS B         57      (18)      39        48      (11)      37

AB VPS GROWTH AND INCOME PORTFOLIO...........     CLASS B        104      (45)      59       175      (17)     158

AB VPS INTERNATIONAL GROWTH PORTFOLIO........     CLASS B        135     (145)     (10)       46     (122)     (76)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO......     CLASS B        156      (64)      92       290      (56)     234

AB VPS SMALL/MID CAP VALUE PORTFOLIO.........     CLASS B        101      (34)      67       167      (39)     128

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

ALL ASSET GROWTH-ALT 20...........................        A           812     (160)      652      275     (103)      172
ALL ASSET GROWTH-ALT 20...........................        B         1,315     (162)    1,153       --       --        --

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III       138      (28)      110      131      (21)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II        280      (91)      189      198      (97)      101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II         12      (20)       (8)       9      (35)      (26)

AMERICAN CENTURY VP MID CAP VALUE FUND............    CLASS II      1,601     (565)    1,036    2,005     (417)    1,588

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4      1,765     (163)    1,602    1,325     (311)    1,014

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4        673     (654)       19    1,834     (492)    1,342

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4        258      (55)      203      197      (55)      142

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4        232     (121)      111      216     (210)        6

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4        417      (55)      362      235     (101)      134

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/.......................     CLASS 4        177      (32)      145      130      (88)       42

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................    CLASS P-2       152      (74)       78       99     (119)      (20)

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................     CLASS 4      1,150     (553)      597      935     (393)      542

AXA 400 MANAGED VOLATILITY........................        B           269     (635)     (366)     661     (943)     (282)

AXA 500 MANAGED VOLATILITY........................        B           455   (1,704)   (1,249)   1,023   (1,563)     (540)

AXA 2000 MANAGED VOLATILITY.......................        B           287     (678)     (391)     499   (1,010)     (511)

AXA AGGRESSIVE ALLOCATION.........................        A            39     (112)      (73)      70     (108)      (38)
AXA AGGRESSIVE ALLOCATION.........................        B           374      (90)      284      223      (68)      155

AXA AGGRESSIVE STRATEGY...........................        B        37,571   (7,216)   30,355   62,945  (41,331)   21,614

AXA BALANCED STRATEGY.............................        B        15,796  (14,972)      824   35,856  (24,470)   11,386

AXA CONSERVATIVE GROWTH STRATEGY..................        B         9,607  (10,180)     (573)  21,430  (12,671)    8,759

AXA CONSERVATIVE STRATEGY.........................        B         9,209  (18,252)   (9,043)  22,769  (15,085)    7,684

AXA GLOBAL EQUITY MANAGED VOLATILITY..............        A            23      (77)      (54)      28      (91)      (63)
AXA GLOBAL EQUITY MANAGED VOLATILITY..............        B            48      (55)       (7)      88      (68)       20

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         2017                         2016
                                                              --------------------------  ---------------------------
                                                                                  NET                          NET
                                                               UNITS   UNITS    INCREASE   UNITS   UNITS     INCREASE
                                                              ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)    (000'S)
                                              --------------- ------- -------- ---------- ------- --------  ----------

AXA GROWTH STRATEGY..........................        B        29,158  (11,019)   18,139    59,112  (38,826)   20,286

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A            70      (72)       (2)       65      (76)      (11)
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B            55     (109)      (54)      114     (152)      (38)

AXA INTERNATIONAL MANAGED VOLATILITY.........        B           299   (1,983)   (1,684)    1,081   (1,446)     (365)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A            23      (52)      (29)       11      (64)      (53)

AXA LARGE CAP CORE MANAGED VOLATILITY........        B            90     (112)      (22)      170     (154)       16

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A            40      (59)      (19)       25      (65)      (40)
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B            64     (129)      (65)      164     (203)      (39)

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A            97      (83)       14       122     (609)     (487)
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B            61     (138)      (77)      228     (234)       (6)

AXA MID CAP VALUE MANAGED VOLATILITY.........        A            50      (37)       13        59      (42)       17
AXA MID CAP VALUE MANAGED VOLATILITY.........        B            59      (85)      (26)      206     (120)       86

AXA MODERATE ALLOCATION......................        A           666     (865)     (199)      891     (873)       18
AXA MODERATE ALLOCATION......................        B         1,350     (537)      813     2,085     (662)    1,423

AXA MODERATE GROWTH STRATEGY.................        B        25,909  (27,656)   (1,747)   59,339  (46,165)   13,174

AXA MODERATE-PLUS ALLOCATION.................        A            86     (325)     (239)       48     (358)     (310)
AXA MODERATE-PLUS ALLOCATION.................        B           751     (309)      442       763     (257)      506

AXA ULTRA CONSERVATIVE STRATEGY..............        B        12,478  (23,334)  (10,856)  190,414 (171,098)   19,316

AXA/AB DYNAMIC GROWTH........................        B        14,718     (961)   13,757    19,894     (519)   19,375

AXA/AB DYNAMIC MODERATE GROWTH...............        B        15,338  (16,648)   (1,310)   41,438  (39,258)    2,180

AXA/AB SHORT DURATION GOVERNMENT BOND........        B            97      (56)       41       275     (222)       53

AXA/AB SMALL CAP GROWTH......................        A           284     (175)      109       460     (177)      283
AXA/AB SMALL CAP GROWTH......................        B           250     (124)      126       272     (258)       14

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B           157     (768)     (611)      255   (1,183)     (928)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A           785      (53)      732        84      (58)       26
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B            40      (72)      (32)      118     (142)      (24)

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A            11      (30)      (19)       28      (31)       (3)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B           101     (115)      (14)     198     (263)      (65)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A            45     (115)      (70)      32     (117)      (85)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B            27      (52)      (25)      59      (96)      (37)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B        12,655     (292)   12,363   17,741     (176)   17,565

AXA/INVESCO STRATEGIC ALLOCATION..................        B         5,863     (399)    5,464   10,004     (296)    9,708

AXA/JANUS ENTERPRISE..............................        A           240     (305)      (65)     157     (367)     (210)
AXA/JANUS ENTERPRISE..............................        B           249     (189)       60      307     (229)       78

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B         5,798     (126)    5,672    4,948      (76)    4,872

AXA/LOOMIS SAYLES GROWTH..........................        A           612     (207)      405      747     (137)      610
AXA/LOOMIS SAYLES GROWTH..........................        B           581     (137)      444      658     (153)      505

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        A             9      (13)       (4)       6      (12)       (6)
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....        B            20      (53)      (33)      77      (70)        7

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A             5      (25)      (20)      13      (39)      (26)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B           108     (213)     (105)     273     (303)      (30)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III     1,368   (1,085)      283    1,672   (1,097)      575

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........    CLASS III       141     (218)      (77)     132     (120)       12

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III       194     (172)       22      230     (221)        9

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B           126      (94)       32      313     (237)       76

CHARTER/SM/ CONSERVATIVE..........................        B           672     (652)       20    1,383     (299)    1,084

CHARTER/SM/ GROWTH................................        B           167     (217)      (50)     221     (236)      (15)

CHARTER/SM/ MODERATE..............................        B         1,060     (362)      698      568     (278)      290

CHARTER/SM/ MODERATE GROWTH.......................        B           421     (422)       (1)     735     (318)      417

CHARTER/SM/ MULTI-SECTOR BOND.....................        B            17      (28)      (11)      31      (73)      (42)

CHARTER/SM/ SMALL CAP GROWTH......................        B           219     (195)       24      346     (380)      (34)

CHARTER/SM/ SMALL CAP VALUE.......................        B           172     (507)     (335)     691     (968)     (277)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II        632     (454)      178    1,197     (752)      445

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                2017                        2016
                                                                     --------------------------  --------------------------
                                                                                         NET                         NET
                                                                      UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                     ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                       SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                     --------------- ------- -------- ---------- ------- -------- ----------

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.........    CLASS II        306      (62)     244       369      (44)     325

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO....    CLASS II        552     (175)     377       932     (214)     718

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..............    CLASS II         79      (37)      42       150      (30)     120

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES...........  SERVICE CLASS     517     (178)     339       505     (178)     327

DELAWARE VIP(R) EMERGING MARKETS SERIES.............  SERVICE CLASS     223      (78)     145        55      (38)      17

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES.............................................  SERVICE CLASS     288     (175)     113       550     (283)     267

EATON VANCE VT FLOATING-RATE INCOME FUND............  INITIAL CLASS     911     (213)     698     1,001     (292)     709

EQ/BLACKROCK BASIC VALUE EQUITY.....................        A           440     (624)    (184)      658     (751)     (93)
EQ/BLACKROCK BASIC VALUE EQUITY.....................        B           441     (186)     255       452     (187)     265

EQ/CAPITAL GUARDIAN RESEARCH........................        A            70      (96)     (26)       45      (80)     (35)
EQ/CAPITAL GUARDIAN RESEARCH........................        B            50      (61)     (11)       76      (82)      (6)

EQ/COMMON STOCK INDEX...............................        A           421     (122)     299       277     (200)      77
EQ/COMMON STOCK INDEX...............................        B           348     (139)     209       545     (434)     111

EQ/CORE BOND INDEX..................................        B         3,944   (3,800)     144     8,462   (7,730)     732

EQ/EMERGING MARKETS EQUITY PLUS.....................        B           456     (265)     191       406     (219)     187

EQ/EQUITY 500 INDEX.................................        A         2,100     (818)   1,282     2,848   (1,834)   1,014
EQ/EQUITY 500 INDEX.................................        B         2,278     (390)   1,888     2,368     (916)   1,452

EQ/GLOBAL BOND PLUS.................................        A            55     (115)     (60)       87     (106)     (19)
EQ/GLOBAL BOND PLUS.................................        B            45      (50)      (5)       83     (118)     (35)

EQ/INTERMEDIATE GOVERNMENT BOND.....................        B         1,584   (1,758)    (174)    2,712   (2,477)     235

EQ/INTERNATIONAL EQUITY INDEX.......................        A           609     (362)     247       447     (256)     191
EQ/INTERNATIONAL EQUITY INDEX.......................        B           648     (176)     472       610     (138)     472

EQ/INVESCO COMSTOCK.................................        A           152     (169)     (17)      206     (309)    (103)
EQ/INVESCO COMSTOCK.................................        B            64      (92)     (28)      102     (217)    (115)

EQ/JPMORGAN VALUE OPPORTUNITIES.....................        A           151     (133)      18       131      (70)      61
EQ/JPMORGAN VALUE OPPORTUNITIES.....................        B           110      (59)      51       165      (86)      79

EQ/LARGE CAP GROWTH INDEX...........................        A           447     (174)     273       440     (197)     243

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
EQ/LARGE CAP GROWTH INDEX.........................        B           515     (111)      404      475      (89)     386

EQ/LARGE CAP VALUE INDEX..........................        A           358     (140)      218      335     (669)    (334)
EQ/LARGE CAP VALUE INDEX..........................        B           388     (116)      272      305      (90)     215

EQ/MFS INTERNATIONAL GROWTH.......................        A           431     (209)      222      280     (239)      41
EQ/MFS INTERNATIONAL GROWTH.......................        B           391     (208)      183      445     (242)     203

EQ/MID CAP INDEX..................................        A           489     (595)     (106)     965     (223)     742
EQ/MID CAP INDEX..................................        B           565     (168)      397      614     (366)     248

EQ/MONEY MARKET...................................        A         4,821   (7,476)   (2,655)   9,604   (8,389)   1,215
EQ/MONEY MARKET...................................        B         7,210   (7,560)     (350)  12,229  (11,506)     723

EQ/OPPENHEIMER GLOBAL.............................        A           926     (296)      630      311     (478)    (167)
EQ/OPPENHEIMER GLOBAL.............................        B           311     (253)       58      459     (264)     195

EQ/PIMCO GLOBAL REAL RETURN.......................        B           983     (309)      674      894     (439)     455

EQ/PIMCO ULTRA SHORT BOND.........................        A           556     (757)     (201)     995     (788)     207
EQ/PIMCO ULTRA SHORT BOND.........................        B           427     (232)      195      676     (518)     158

EQ/QUALITY BOND PLUS..............................        B           425     (246)      179      591     (589)       2

EQ/SMALL COMPANY INDEX............................        A           408     (601)     (193)     913     (245)     668
EQ/SMALL COMPANY INDEX............................        B           391     (114)      277      561     (135)     426

EQ/T. ROWE PRICE GROWTH STOCK.....................        A         1,226     (453)      773      887     (558)     329
EQ/T. ROWE PRICE GROWTH STOCK.....................        B         1,010     (426)      584    1,333     (659)     674

EQ/UBS GROWTH & INCOME............................        B           102     (165)      (63)     415     (326)      89

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS     577     (260)      317      789     (386)     403

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS     194      (46)      148      149      (89)      60

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2     10       (8)        2       18      (28)     (10)

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........... SERVICE CLASS 2  1,403     (776)      627    1,246   (1,442)    (196)

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2     25       (3)       22        1      (14)     (13)

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2      9       (7)        2        7      (20)     (13)

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2      5       (8)       (3)      20       (6)      14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                              2017                        2016
                                                                   --------------------------  --------------------------
                                                                                       NET                         NET
                                                                    UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                   ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                     SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2      6     (10)       (4)        9       (8)       1

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2    731    (363)      368       729     (474)     255

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2  2,274    (682)    1,592     2,392     (815)   1,577

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES     172     (78)       94       124      (85)      39

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO............................. CLASS I SHARES   1,048    (474)      574     1,516     (252)   1,264

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2        221    (188)       33       272     (308)     (36)

FRANKLIN INCOME VIP FUND..........................     CLASS 2      1,052    (715)      337     1,409   (1,198)     211

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2        135    (116)       19       102     (142)     (40)

FRANKLIN RISING DIVIDENDS VIP FUND................     CLASS 2        918    (540)      378     1,534     (558)     976

FRANKLIN STRATEGIC INCOME VIP FUND................     CLASS 2        527    (536)       (9)      706     (750)     (44)

GOLDMAN SACHS VIT MID CAP VALUE FUND.............. SERVICE SHARES      91    (263)     (172)      141     (248)    (107)

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES      81     (50)       31       147      (61)      86

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES       4     (26)      (22)       11      (12)      (1)

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC           334    (128)      206       426     (189)     237

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC           410    (311)       99       941     (432)     509

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II         3      (6)       (3)        3      (23)     (20)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II       276    (196)       80       512     (152)     360

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II       647    (422)      225     1,645     (273)   1,372

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II       448     (47)      401       478      (74)     404

INVESCO V.I. GLOBAL HEALTH CARE FUND..............    SERIES II        99     (45)       54       118      (71)      47

INVESCO V.I. GLOBAL REAL ESTATE FUND..............    SERIES II       390    (606)     (216)      620     (639)     (19)

INVESCO V.I. HIGH YIELD FUND......................    SERIES II       725    (642)       83     1,114     (758)     356

INVESCO V.I. INTERNATIONAL GROWTH FUND............    SERIES II       472    (383)       89       580     (371)     209

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II        70     (88)      (18)      110      (80)      30

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II       206    (106)      100       280     (113)     167

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

IVY VIP ASSET STRATEGY.................................    CLASS II        200    (596)     (396)      314   (1,033)    (719)

IVY VIP DIVIDEND OPPORTUNITIES.........................    CLASS II         45    (120)      (75)       83     (179)     (96)

IVY VIP ENERGY.........................................    CLASS II        718    (764)      (46)    1,235     (875)     360

IVY VIP HIGH INCOME....................................    CLASS II        858    (645)      213     1,006   (1,099)     (93)

IVY VIP MICRO CAP GROWTH...............................    CLASS II        105     (54)       51       103      (50)      53

IVY VIP MID CAP GROWTH.................................    CLASS II        206    (229)      (23)      256     (289)     (33)

IVY VIP NATURAL RESOURCES..............................    CLASS II        191    (271)      (80)      283     (289)      (6)

IVY VIP SCIENCE AND TECHNOLOGY.........................    CLASS II        585    (514)       71       582     (630)     (48)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        163    (166)       (3)      221     (265)     (44)

JANUS HENDERSON VIT BALANCED PORTFOLIO................. SERVICE SHARES   1,439    (286)    1,153     1,564     (268)   1,296

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO............ SERVICE SHARES     843    (292)      551     1,604     (433)   1,171

JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO...... SERVICE SHARES     189     (66)      123       462      (78)     384

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO...    CLASS 2         471     (90)      381       662     (154)     508

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO......    CLASS 2         531    (122)      409       547      (97)     450

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.... SERVICE SHARES   1,196    (855)      341     1,264   (1,140)     124

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO....   VC SHARES      2,232    (667)    1,565     2,292     (974)   1,318

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.....   VC SHARES         11     (33)      (22)       15      (51)     (36)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO.............................................   VC SHARES         48     (71)      (23)       63      (94)     (31)

MFS(R) INTERNATIONAL VALUE PORTFOLIO................... SERVICE CLASS    2,241    (804)    1,437     2,488     (696)   1,792

MFS(R) INVESTORS TRUST SERIES.......................... SERVICE CLASS      158     (84)       74        91      (94)      (3)

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.. SERVICE CLASS      124     (86)       38       120      (75)      45

MFS(R) RESEARCH SERIES................................. SERVICE CLASS       54     (32)       22        55      (13)      42

MFS(R) TECHNOLOGY PORTFOLIO............................ SERVICE CLASS      284    (160)      124       251     (209)      42

MFS(R) UTILITIES SERIES................................ SERVICE CLASS      426    (353)       73       715     (693)      22

MFS(R) VALUE SERIES.................................... SERVICE CLASS      753    (140)      613       713      (66)     647

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

MULTIMANAGER AGGRESSIVE EQUITY.........................       B             61     (101)     (40)      152     (146)       6

MULTIMANAGER CORE BOND.................................       B          1,231     (480)     751     1,751   (2,145)    (394)

MULTIMANAGER MID CAP GROWTH............................       B            135     (137)      (2)      187     (232)     (45)

MULTIMANAGER MID CAP VALUE.............................       B             77     (422)    (345)      463     (124)     339

MULTIMANAGER TECHNOLOGY................................       B            714     (238)     476       862     (201)     661

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO........ CLASS S SHARES     102      (68)      34       108      (27)      81

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO............................................. CLASS S SHARES      65      (32)      33        96      (54)      42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........ ADVISOR CLASS      367     (499)    (132)      694     (706)     (12)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................. ADVISOR CLASS      251     (247)       4       333     (357)     (24)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................. ADVISOR CLASS      173      (20)     153        98      (31)      67

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.. ADVISOR CLASS       33      (26)       7        84      (39)      45

PIMCO REAL RETURN PORTFOLIO............................ ADVISOR CLASS      398     (760)    (362)      495     (891)    (396)

PIMCO TOTAL RETURN PORTFOLIO........................... ADVISOR CLASS    2,345   (1,577)     768     4,293   (2,964)   1,329

PROFUND VP BEAR........................................ COMMON SHARES       27      (49)     (22)      140     (139)       1

PROFUND VP BIOTECHNOLOGY............................... COMMON SHARES      143     (261)    (118)      229     (364)    (135)

PUTNAM VT ABSOLUTE RETURN 500 FUND.....................    CLASS B          73      (39)      34        88      (35)      53

PUTNAM VT DIVERSIFIED INCOME FUND......................    CLASS B         330     (108)     222       543     (270)     273

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.................    CLASS B         168       (7)     161       107      (24)      83

PUTNAM VT RESEARCH FUND................................    CLASS B          30       (5)      25        11       (1)      10

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.....    CLASS II         66      (40)      26       120     (164)     (44)

SEI VP BALANCED STRATEGY FUND..........................   CLASS III        232     (127)     105       250      (69)     181

SEI VP CONSERVATIVE STRATEGY FUND......................   CLASS III        306     (377)     (71)      628     (326)     302

SEI VP MARKET GROWTH STRATEGY FUND.....................   CLASS III         72     (133)     (61)      149     (106)      43

SEI VP MARKET PLUS STRATEGY FUND.......................   CLASS III         14      (14)      --        66      (47)      19

SEI VP MODERATE STRATEGY FUND..........................   CLASS III         92     (505)    (413)      718     (368)     350

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...............    CLASS II        240      (41)     199       306     (150)     156

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.............    CLASS II        867     (511)     356     1,241     (799)     442

TEMPLETON DEVELOPING MARKETS VIP FUND..................    CLASS 2         532   (1,097)    (565)    1,270     (538)     732

TEMPLETON FOREIGN VIP FUND.............................    CLASS 2          61     (138)     (77)       63     (211)    (148)

TEMPLETON GLOBAL BOND VIP FUND.........................    CLASS 2       1,289   (1,297)      (8)    1,382   (1,912)    (530)

TEMPLETON GROWTH VIP FUND..............................    CLASS 2           2      (16)     (14)        6      (20)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND..................... CLASS S SHARES     565     (932)    (367)    1,429   (1,110)     319

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.... INITIAL CLASS       31      (22)       9        29      (13)      16

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Global Opportunities V.I. Fund

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   BlackRock Large Cap Focus Growth V.I. Fund/(1)/

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(2)/
  .   1290 VT DoubleLine Dynamic Allocation/(3)/
  .   1290 VT DoubleLine Opportunistic Bond/(4)/
  .   1290 VT Energy/(5)/
  .   1290 VT Equity Income/(6)/
  .   1290 VT GAMCO Mergers & Acquisitions/(7)/
  .   1290 VT GAMCO Small Company Value/(8)/
  .   1290 VT High Yield Bond/(9)/
  .   1290 VT Low Volatility Global Equity/(10)/
  .   1290 VT Natural Resources/(11)/
  .   1290 VT Real Estate/(12)/
  .   1290 VT SmartBeta Equity/(13)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth/(19)/
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation/(19)/
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSUANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Dividend Opportunities
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Micro Cap Growth
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Natural Resources/(14)/
  .   Ivy VIP Science and Technology
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson VIT Balanced Portfolio/(15)/
  .   Janus Henderson VIT Flexible Bond Portfolio/(16)/
  .   Janus Henderson VIT U.S. Low Volatility Portfolio/(17)/

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio/(18)/

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Portfolio (Unhedged)
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Absolute Return 500 Fund
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio-II
  .   T. Rowe Price Health Sciences Portfolio-II

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund


  (1)Formerly known as BlackRock Large Cap Growth V.I. Fund.
  (2)Formerly known as EQ/Convertible Securities.
  (3)Formerly known as All Asset Moderate Growth-Alt 15.
  (4)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (5)Formerly known as EQ/Energy ETF.
  (6)Formerly known as EQ/Boston Advisors Equity Income.
  (7)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (8)Formerly known as EQ/GAMCO Small Company Value.
  (9)Formerly known as EQ/High Yield Bond.
 (10)Formerly known as EQ/Low Volatility Global ETF.
 (11)Formerly known as AXA Natural Resources.

 (12)Formerly known as AXA Real Estate.
 (13)Formerly known as AXA SmartBeta Equity.
 (14)Formerly known as Ivy VIP Global Natural Resources.
 (15)Formerly known as Janus Aspen Series Balanced Portfolio.
 (16)Formerly known as Janus Aspen Series Flexible Bond Portfolio.
 (17)Formerly known as Janus Aspen Series Intech U.S. Low Volatility Portfolio.
 (18)Formerly known as Neuberger Berman Absolute Return Multi-Manager Portfolio.
 (19)The Variable Investment Options were offered to the public on November 20, 2017 but had no units at December 31, 2017 thus financial statements have not been included herein.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)


   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

3. Fair Value Disclosures (Concluded)


   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                                              PURCHASES      SALES
                                                                             ------------ ------------
1290 VT Convertible Securities.............................................. $  1,289,341 $    213,972
1290 VT DoubleLine Dynamic Allocation.......................................    3,292,892    2,022,518
1290 VT DoubleLine Opportunistic Bond.......................................    7,563,890    3,407,796
1290 VT Energy..............................................................    1,291,732      743,111
1290 VT Equity Income.......................................................    6,560,977    4,950,036
1290 VT GAMCO Mergers & Acquisitions........................................    3,891,852    2,387,912
1290 VT GAMCO Small Company Value...........................................   54,003,048   22,637,316
1290 VT High Yield Bond.....................................................    4,581,617    2,154,986
1290 VT Low Volatility Global Equity........................................    2,930,657    4,706,949
1290 VT Natural Resources...................................................    2,502,635    2,406,186
1290 VT Real Estate.........................................................    3,330,739    2,904,450
1290 VT SmartBeta Equity....................................................      974,399      121,145
1290 VT Socially Responsible................................................    1,170,496      455,367
7Twelve/TM/ Balanced Portfolio..............................................    4,079,919   13,829,994
AB VPS Balanced Wealth Strategy Portfolio...................................      320,207      775,422
AB VPS Global Thematic Growth Portfolio.....................................      685,395      223,236
AB VPS Growth and Income Portfolio..........................................    1,564,645      573,891
AB VPS International Growth Portfolio.......................................    1,756,273    1,916,025
AB VPS Real Estate Investment Portfolio.....................................    2,087,249      805,608
AB VPS Small/Mid Cap Value Portfolio........................................    1,356,408      442,656
All Asset Growth-Alt 20.....................................................    4,101,636    8,908,286
ALPS I Red Rocks Listed Private Equity Portfolio............................    1,661,359      337,782
American Century VP Inflation Protection Fund...............................    2,934,079      972,917
American Century VP Large Company Value.....................................      357,283      427,951
American Century VP Mid Cap Value Fund......................................   33,683,543   13,629,545
American Funds Insurance Series(R) Asset Allocation Fund/SM/................   23,325,571    2,381,152
American Funds Insurance Series(R) Bond Fund/SM/............................    8,231,230    7,203,289
American Funds Insurance Series(R) Global Growth Fund/SM/...................    3,463,114      769,131
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....    2,981,111    1,734,166
American Funds Insurance Series(R) Growth-Income Fund/SM/...................    5,671,766      827,742
American Funds Insurance Series(R) International Growth and Income Fund/SM/.    1,882,104      376,565
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...    2,049,723    1,027,491
American Funds Insurance Series(R) New World Fund(R)........................   13,183,898    6,830,334
AXA 400 Managed Volatility..................................................   11,192,584   14,545,358
AXA 500 Managed Volatility..................................................   13,648,906   37,362,162
AXA 2000 Managed Volatility.................................................    9,690,746   15,248,550
AXA Aggressive Allocation...................................................    6,166,222    3,280,921
AXA Aggressive Strategy.....................................................  643,960,281  152,288,830
AXA Balanced Strategy.......................................................  287,874,606  252,979,203
AXA Conservative Growth Strategy............................................  156,252,253  153,549,491

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                         PURCHASES      SALES
                                                        ------------ ------------
AXA Conservative Strategy.............................. $120,944,412 $219,181,702
AXA Global Equity Managed Volatility...................    1,974,055    2,946,843
AXA Growth Strategy....................................  563,607,042  235,336,236
AXA International Core Managed Volatility..............    1,880,496    2,638,373
AXA International Managed Volatility...................    6,621,587   24,453,075
AXA International Value Managed Volatility.............      330,112      639,934
AXA Large Cap Core Managed Volatility..................    2,629,758    2,368,036
AXA Large Cap Growth Managed Volatility................    4,548,455    5,046,089
AXA Large Cap Value Managed Volatility.................    3,446,636    4,591,592
AXA Mid Cap Value Managed Volatility...................    3,904,585    3,219,086
AXA Moderate Allocation................................   30,364,849   19,690,696
AXA Moderate Growth Strategy...........................  546,913,835  503,388,750
AXA Moderate-Plus Allocation...........................   12,700,189    9,168,659
AXA Ultra Conservative Strategy........................  127,601,206  237,264,025
AXA/AB Dynamic Growth..................................  164,900,811   15,800,933
AXA/AB Dynamic Moderate Growth.........................  265,916,174  247,011,955
AXA/AB Short Duration Government Bond..................      944,820      556,324
AXA/AB Small Cap Growth................................   16,659,265    8,256,326
AXA/ClearBridge Large Cap Growth.......................   12,348,006   14,120,472
AXA/Franklin Balanced Managed Volatility...............   13,379,533    1,958,615
AXA/Franklin Small Cap Value Managed Volatility........    2,923,529    2,621,639
AXA/Franklin Templeton Allocation Managed Volatility...    1,504,130    2,724,628
AXA/Goldman Sachs Strategic Allocation.................  160,289,866    8,151,581
AXA/Invesco Strategic Allocation.......................   67,580,756    6,706,333
AXA/Janus Enterprise...................................   12,503,427    9,343,878
AXA/Legg Mason Strategic Allocation....................   65,483,420    2,552,041
AXA/Loomis Sayles Growth...............................   23,983,925    7,906,757
AXA/Mutual Large Cap Equity Managed Volatility.........      760,203    1,070,671
AXA/Templeton Global Equity Managed Volatility.........    1,613,956    3,236,200
BlackRock Global Allocation V.I. Fund..................   19,538,602   15,374,485
BlackRock Global Opportunities V.I. Fund...............    1,887,508    2,491,455
BlackRock Large Cap Focus Growth V.I. Fund.............   11,718,874    4,714,893
Charter/SM/ Aggressive Growth..........................    1,502,774    1,070,998
Charter/SM/ Conservative...............................    7,642,729    7,130,011
Charter/SM/ Growth.....................................    2,219,608    2,455,623
Charter/SM/ Moderate...................................    9,686,320   10,520,796
Charter/SM/ Moderate Growth............................    4,992,054    4,821,349
Charter/SM/ Multi-Sector Bond..........................      242,915      396,130
Charter/SM/ Small Cap Growth...........................    2,404,752    1,970,041
Charter/SM/ Small Cap Value............................    2,999,946   10,228,854
ClearBridge Variable Aggressive Growth Portfolio.......   10,414,076    5,684,948
ClearBridge Variable Appreciation Portfolio............    4,058,696      830,681
ClearBridge Variable Dividend Strategy Portfolio.......    6,971,284    2,476,488
ClearBridge Variable Mid Cap Portfolio.................    1,129,020      467,331
Delaware VIP(R) Diversified Income Series..............    5,660,067    2,045,226
Delaware VIP(R) Emerging Markets Series................    2,452,512      861,820
Delaware VIP(R) Limited-Term Diversified Income Series.    3,066,132    1,877,260
Eaton Vance VT Floating-Rate Income Fund...............   10,417,899    2,563,221
EQ/BlackRock Basic Value Equity........................   15,432,944   16,359,316
EQ/Capital Guardian Research...........................    4,096,026    4,106,472
EQ/Common Stock Index..................................   14,389,890    5,225,966
EQ/Core Bond Index.....................................   47,012,389   44,968,401
EQ/Emerging Markets Equity PLUS........................    4,399,537    2,474,532
EQ/Equity 500 Index....................................   83,105,422   27,714,434

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
EQ/Global Bond PLUS.................................. $  1,054,926 $  1,866,631
EQ/Intermediate Government Bond......................   17,315,365   19,598,604
EQ/International Equity Index........................   15,384,672    6,853,795
EQ/Invesco Comstock..................................    4,702,265    5,826,319
EQ/JPMorgan Value Opportunities......................    8,240,902    4,624,196
EQ/Large Cap Growth Index............................   20,135,827    6,607,185
EQ/Large Cap Value Index.............................   14,400,370    4,914,821
EQ/MFS International Growth..........................   12,444,440    6,136,185
EQ/Mid Cap Index.....................................   26,690,130   17,342,176
EQ/Money Market......................................  114,992,394  144,960,964
EQ/Oppenheimer Global................................   20,614,881   10,029,711
EQ/PIMCO Global Real Return..........................    8,967,087    6,945,698
EQ/PIMCO Ultra Short Bond............................    9,894,804    9,884,489
EQ/Quality Bond PLUS.................................    5,264,345    3,354,056
EQ/Small Company Index...............................   19,080,538   15,810,845
EQ/T. Rowe Price Growth Stock........................   61,066,789   21,731,675
EQ/UBS Growth & Income...............................    1,026,442    1,289,766
Federated High Income Bond Fund II...................    7,550,603    3,164,746
Federated Kaufmann Fund II...........................    2,956,497      681,309
Fidelity(R) VIP Asset Manager: Growth Portfolio......      291,723      147,048
Fidelity(R) VIP Contrafund(R) Portfolio..............   34,909,435   18,156,295
Fidelity(R) VIP Freedom 2015 Portfolio...............      351,267       58,693
Fidelity(R) VIP Freedom 2020 Portfolio...............      170,531      110,283
Fidelity(R) VIP Freedom 2025 Portfolio...............      135,735      135,157
Fidelity(R) VIP Freedom 2030 Portfolio...............      133,408      162,465
Fidelity(R) VIP Mid Cap Portfolio....................   15,640,713    7,957,012
Fidelity(R) VIP Strategic Income Portfolio...........   30,967,905    9,818,419
First Trust Multi Income Allocation Portfolio........    1,933,871      886,187
First Trust/Dow Jones Dividend & Income Allocation
 Portfolio...........................................   16,553,301    7,105,757
Franklin Founding Funds Allocation VIP Fund..........    4,397,928    2,928,767
Franklin Income VIP Fund.............................   16,778,352   11,111,358
Franklin Mutual Shares VIP Fund......................    2,734,347    2,072,291
Franklin Rising Dividends VIP Fund...................   16,272,274    8,854,651
Franklin Strategic Income VIP Fund...................    8,713,882    7,876,685
Goldman Sachs VIT Mid Cap Value Fund.................    3,712,179    5,881,508
Guggenheim VIF Global Managed Futures Strategy Fund..      728,953      481,832
Guggenheim VIF Multi-Hedge Strategies Fund...........       40,511      262,251
Hartford Capital Appreciation HLS Fund...............    4,798,652    1,670,623
Hartford Growth Opportunities HLS Fund...............    5,678,520    4,526,405
Invesco V.I. American Franchise Fund.................      125,679      162,969
Invesco V.I. Balanced-Risk Allocation Fund...........    3,846,727    2,223,252
Invesco V.I. Diversified Dividend Fund...............   16,671,355    9,221,564
Invesco V.I. Equity and Income Fund..................    5,473,947      685,993
Invesco V.I. Global Health Care Fund.................    1,266,972      555,041
Invesco V.I. Global Real Estate Fund.................    8,966,260   10,371,994
Invesco V.I. High Yield Fund.........................    9,950,235    8,173,238
Invesco V.I. International Growth Fund...............    6,288,384    5,944,496
Invesco V.I. Mid Cap Core Equity Fund................    1,500,022    1,675,010
Invesco V.I. Small Cap Equity Fund...................    4,183,506    2,087,224
Ivy VIP Asset Strategy...............................    2,601,602    6,958,490
Ivy VIP Dividend Opportunities.......................    1,542,340    2,396,947
Ivy VIP Energy.......................................    7,130,287    7,923,608
Ivy VIP High Income..................................   21,597,037   12,700,228
Ivy VIP Micro Cap Growth.............................    1,101,635      610,959

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
Ivy VIP Mid Cap Growth................................. $ 6,014,957 $ 5,699,144
Ivy VIP Natural Resources..............................   1,460,406   2,163,133
Ivy VIP Science and Technology.........................  17,124,554  11,512,754
Ivy VIP Small Cap Growth...............................   3,803,001   3,593,829
Janus Henderson VIT Balanced Portfolio.................  17,528,617   3,973,492
Janus Henderson VIT Flexible Bond Portfolio............   9,302,721   3,307,001
Janus Henderson VIT U.S. Low Volatility Portfolio......   2,564,321   1,007,852
JPMorgan Insurance Trust Global Allocation Portfolio...   6,082,929   1,188,548
JPMorgan Insurance Trust Income Builder Portfolio......   6,397,285   1,499,252
Lazard Retirement Emerging Markets Equity Portfolio....  15,115,662  11,201,274
Lord Abbett Series Fund -- Bond Debenture Portfolio....  33,916,443  10,199,370
Lord Abbett Series Fund -- Classic Stock Portfolio.....     584,701     579,172
Lord Abbett Series Fund -- Growth Opportunities
 Portfolio.............................................     873,562   1,117,169
MFS(R) International Value Portfolio...................  35,844,600  16,618,581
MFS(R) Investors Trust Series..........................   3,034,819   1,800,090
MFS(R) Massachusetts Investors Growth Stock Portfolio..   3,396,609   2,027,457
MFS(R) Research Series.................................     806,043     450,914
MFS(R) Technology Portfolio............................   8,497,409   4,876,469
MFS(R) Utilities Series................................   8,373,276   6,337,492
MFS(R) Value Series....................................  10,229,029   2,044,248
Multimanager Aggressive Equity.........................   1,506,522   2,794,921
Multimanager Core Bond.................................  19,169,449   8,226,729
Multimanager Mid Cap Growth............................   4,717,696   3,408,494
Multimanager Mid Cap Value.............................   1,951,488   9,466,706
Multimanager Technology................................  14,249,081   5,455,061
Neuberger Berman International Equity Portfolio........   1,115,686     729,390
Neuberger Berman U.S. Equity Index PutWrite Strategy
 Portfolio.............................................     602,246     323,096
PIMCO CommodityRealReturn(R) Strategy Portfolio........   4,294,428   3,508,028
PIMCO Emerging Markets Bond Portfolio..................   4,077,538   3,611,974
PIMCO Global Bond Portfolio (Unhedged).................   1,798,681     226,743
PIMCO Global Multi-Asset Managed Allocation Portfolio..     381,520     297,742
PIMCO Real Return Portfolio............................   5,902,333   9,488,321
PIMCO Total Return Portfolio...........................  29,249,737  20,530,507
ProFund VP Bear........................................      75,670     131,722
ProFund VP Biotechnology...............................   4,373,479   8,678,863
Putnam VT Absolute Return 500 Fund.....................     737,785     425,587
Putnam VT Diversified Income Fund......................   3,803,476   1,182,009
Putnam VT Global Asset Allocation Fund.................   1,981,152     112,519
Putnam VT Research Fund................................     350,430      62,080
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.....     687,813     425,460
SEI VP Balanced Strategy Fund..........................   2,621,468   1,428,861
SEI VP Conservative Strategy Fund......................   3,449,758   4,071,381
SEI VP Market Growth Strategy Fund.....................     864,461   1,529,089
SEI VP Market Plus Strategy Fund.......................     185,637     177,429
SEI VP Moderate Strategy Fund..........................   1,170,988   5,523,113
T. Rowe Price Equity Income Portfolio-II...............   3,634,359     571,464
T. Rowe Price Health Sciences Portfolio-II.............  24,607,906  17,240,073
Templeton Developing Markets VIP Fund..................   5,682,799  11,489,004
Templeton Foreign VIP Fund.............................     974,966   1,806,198
Templeton Global Bond VIP Fund.........................  14,657,350  17,462,090
Templeton Growth VIP Fund..............................      70,476     271,092
VanEck VIP Global Hard Assets Fund.....................   4,436,611   7,631,974
VanEck VIP Unconstrained Emerging Markets Bond Fund....     324,978     212,339

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of 1290 VT Natural Resources, 1290 VT Real Estate, AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Continued)

   Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------
                REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------
 MAY 19, 2017   CHARTER/SM/ INTEREST RATE STRATEGIES 1290 VT DOUBLELINE
                CHARTER/SM/ INCOME STRATEGIES        OPPORTUNISTIC BOND
--------------------------------------------------------------------------
                CHARTER/SM/ INTEREST RATE STRATEGIES

Shares -- Class B             445,986                                   --
Value -- Class B          $      9.74                          $        --
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Shares -- Class B             519,147                            1,540,162
Value -- Class B          $      9.62                          $     10.04
Net Assets Before Merger  $ 4,993,876                          $ 6,126,955
Net Assets After Merger   $        --                          $15,465,581
Realized Loss             $   (79,974)
----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
----------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Shares -- Class B             930,981
Value -- Class B          $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Shares -- Class B             357,452
Value -- Class B          $       9.7
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Shares -- Class B             352,394
Value -- Class B          $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Shares -- Class B             916,272
Value -- Class B          $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                                     ALL ASSET AGGRESSIVE-ALT 50
                                     ALL ASSET AGGRESSIVE-ALT 75
                                     CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class A                                                                            1,697,815
Value -- Class A                                                          $                      20.03
Net Assets Before Merger and Merger                                       $                 19,588,268
Net Assets After Merger and Merger                                        $                 34,014,183

Shares -- Class B                                                                              619,024
Value -- Class B                                                          $                      20.09
Net Assets Before Merger                                                  $                      3,908
Net Assets After Merger                                                   $                 12,433,272
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                863,089                     3,330,365
Value -- Class B                     $                              9.74  $                      10.28
Net Assets Before Merger             $                         8,406,662  $                 25,816,783
Net Assets After Merger              $                                --  $                 34,223,445
Realized Loss                        $                          (112,341)
--------------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 MAY 19, 2017                        CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------------------
Shares -- Class B                                                520,437                     2,070,002
Value -- Class B                     $                              9.18  $                       9.86
Net Assets Before Merger             $                         4,778,008  $                 15,624,957
Net Assets After Merger              $                                --  $                 20,402,965
Realized Loss                        $                          (279,081)

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                ASSET-BASED                 CURRENT   MAXIMUM
                                 MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                 EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                 ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                                         ASSET-BASED                 CURRENT   MAXIMUM
                                          MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                          EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                          ------------- -------------- ------------ --------- ----------

Investment Edge/(1)/.....................     0.70%          0.30%         0.20%      1.20%      1.20%

Investment Edge ADV/(1)/.................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/..............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/..................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/...........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/........     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP.........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B..........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L..........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C..........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C....     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP...     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L....     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV..     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E....     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP...     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L....     1.10%          0.35%         0.25%      1.70%      1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% -- Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
 account value

0.35% -- Current Charge (Max. 0.35%)                    Unit liquidation from
                             account value

0.25% -- Current Charge (Max. 0.25%)                    Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
            CHARGES                     IS DEDUCTED                            AMOUNT DEDUCTED
            -------                     -----------                             ---------------

Protected Premium Death Benefit  Annually on each contract  Depending on the contract and age
                                 anniversary                Current Charge: Ranges from low of 0.60% to age
                                                            65 to 20.00% over age 95
                                                            Maximum Charge: Ranges from low of 1.20% to
                                                            age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit   Annually on each contract  Maximum Charge: 1.80%
                                 anniversary                Current charge 0.90%

                                 Annually on each contract  Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                 anniversary                (for issue ages 65-68). Current charge 0.60 (for issue
                                                            ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Depending on the contract and age                       Unit liquidation from
Current Charge: Ranges from low of 0.60% to age         account value
65 to 20.00% over age 95
Maximum Charge: Ranges from low of 1.20% to
age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 (for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT CONVERTIBLE SECURITIES
2017  Lowest contract charge 1.10% Class B      $11.21       --           --         --     13.00%
      Highest contract charge 1.25% Class B     $12.60       --           --         --     12.90%
      All contract charges                          --      141      $ 1,723       3.23%
2016  Lowest contract charge 1.10% Class B      $ 9.92       --           --         --      6.55%
      Highest contract charge 1.25% Class B     $11.16       --           --         --      6.29%
      All contract charges                          --      101      $ 1,110       3.70%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.31       --           --         --     (7.64)%
      Highest contract charge 1.25% Class B     $10.50       --           --         --     (4.46)%
      All contract charges                          --      266      $ 2,790       3.74%
2014  Lowest contract charge 1.20% Class B      $11.00       --           --         --      7.32%
      Highest contract charge 1.25% Class B     $10.99       --           --         --      7.22%
      All contract charges                          --      228      $ 2,501       1.78%
2013  Lowest contract charge 1.20% Class B(c)   $10.25       --           --         --      2.60%
      Highest contract charge 1.20% Class B(c)  $10.25       --           --         --      2.60%
      All contract charges                          --        3      $    27       0.85%
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 1.30% Class B      $11.88       --           --         --      8.20%
      Highest contract charge 1.70% Class B     $11.64       --           --         --      7.68%
      All contract charges                          --    1,428      $16,907       0.57%
2016  Lowest contract charge 1.30% Class B      $10.98       --           --         --      7.23%
      Highest contract charge 1.70% Class B     $10.81       --           --         --      6.82%
      All contract charges                          --    1,376      $15,065       1.59%
2015  Lowest contract charge 1.30% Class B      $10.24       --           --         --     (5.01)%
      Highest contract charge 1.70% Class B     $10.12       --           --         --     (5.42)%
      All contract charges                          --    1,186      $12,106       0.94%
2014  Lowest contract charge 1.30% Class B      $10.78       --           --         --      1.13%
      Highest contract charge 1.70% Class B     $10.70       --           --         --      0.75%
      All contract charges                          --      830      $ 8,927       2.56%
2013  Lowest contract charge 1.30% Class B(a)   $10.66       --           --         --      6.39%
      Highest contract charge 1.70% Class B(a)  $10.62       --           --         --      5.99%
      All contract charges                          --      245      $ 2,610       2.73%

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT DOUBLELINE OPPORTUNISTIC BOND(M)(N)
   2017  Lowest contract charge 1.10% Class B      $10.45       --           --         --       2.75%
         Highest contract charge 1.70% Class B     $10.24       --           --         --       2.20%
         All contract charges                          --    2,018      $20,921       2.10%
   2016  Lowest contract charge 1.10% Class B      $10.17       --           --         --       3.78%
         Highest contract charge 1.70% Class B     $10.02       --           --         --       3.09%
         All contract charges                          --      708      $ 7,166       4.08%
   2015  Lowest contract charge 1.10% Class B(j)   $ 9.80       --           --         --      (1.90)%
         Highest contract charge 1.70% Class B(i)  $ 9.72       --           --         --      (2.99)%
         All contract charges                          --      163      $ 1,588       4.54%
1290 VT ENERGY
   2017  Lowest contract charge 0.30% Class B      $ 7.65       --           --         --      (2.30)%
         Highest contract charge 1.25% Class B     $ 7.35       --           --         --      (3.16)%
         All contract charges                          --      449      $ 3,454       2.45%
   2016  Lowest contract charge 0.30% Class B(c)   $ 7.83       --           --         --      22.92%
         Highest contract charge 1.25% Class B     $ 7.59       --           --         --      21.63%
         All contract charges                          --      383      $ 3,047       1.73%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.04       --           --         --     (25.74)%
         Highest contract charge 1.25% Class B     $ 6.24       --           --         --     (25.71)%
         All contract charges                          --      199      $ 1,258       1.64%
   2014  Lowest contract charge 1.20% Class B      $ 8.40       --           --         --     (16.25)%
         Highest contract charge 1.25% Class B     $ 8.40       --           --         --     (16.25)%
         All contract charges                          --       83      $   697       1.58%
   2013  Lowest contract charge 1.20% Class B(c)   $10.03       --           --         --       1.42%
         Highest contract charge 1.20% Class B(c)  $10.03       --           --         --       1.42%
         All contract charges                          --       --      $     3       1.64%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.30% Class A      $22.96       --           --         --      14.34%
         Highest contract charge 1.70% Class A     $22.22       --           --         --      13.89%
         All contract charges                          --    1,046      $23,794       1.72%
   2016  Lowest contract charge 1.30% Class A      $20.08       --           --         --      11.49%
         Highest contract charge 1.70% Class A     $19.51       --           --         --      11.04%
         All contract charges                          --    1,091      $21,723       2.06%
   2015  Lowest contract charge 1.30% Class A      $18.01       --           --         --      (2.96)%
         Highest contract charge 1.70% Class A     $17.57       --           --         --      (3.36)%
         All contract charges                          --    1,127      $20,140       1.63%
   2014  Lowest contract charge 1.30% Class A      $18.56       --           --         --       7.28%
         Highest contract charge 1.70% Class A     $18.18       --           --         --       6.82%
         All contract charges                          --    1,057      $19,484       1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.30       --           --         --      29.98%
         Highest contract charge 1.70% Class A     $17.02       --           --         --      29.53%
         All contract charges                          --    1,120      $19,272       2.37%
1290 VT EQUITY INCOME
   2017  Lowest contract charge 1.10% Class B      $12.40       --           --         --      14.50%
         Highest contract charge 1.70% Class B     $10.68       --           --         --      13.98%
         All contract charges                          --    1,237      $10,341       1.72%
   2016  Lowest contract charge 1.10% Class B      $10.83       --           --         --      11.76%
         Highest contract charge 1.70% Class B     $ 9.37       --           --         --      11.02%
         All contract charges                          --    1,275      $ 9,035       2.06%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.69       --           --         --      (2.91)%
         Highest contract charge 1.70% Class B     $ 8.44       --           --         --      (3.32)%
         All contract charges                          --    1,336      $ 8,448       1.63%
   2014  Lowest contract charge 1.20% Class B      $11.26       --           --         --       7.44%
         Highest contract charge 1.70% Class B     $ 8.73       --           --         --       6.72%
         All contract charges                          --    1,303      $ 8,344       1.61%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.48       --           --         --       3.05%
         Highest contract charge 1.70% Class B     $ 8.18       --           --         --      29.64%
         All contract charges                          --    1,101      $ 5,734       2.37%

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 1.30% Class A      $14.27       --            --        --      4.85%
         Highest contract charge 1.70% Class A     $13.81       --            --        --      4.38%
         All contract charges                          --      888      $ 12,517      0.17%
   2016  Lowest contract charge 1.30% Class A      $13.61       --            --        --      6.25%
         Highest contract charge 1.70% Class A     $13.23       --            --        --      5.92%
         All contract charges                          --      915      $ 12,319      0.01%
   2015  Lowest contract charge 1.30% Class A      $12.81       --            --        --      1.34%
         Highest contract charge 1.70% Class A     $12.49       --            --        --      0.89%
         All contract charges                          --      911      $ 11,544      0.00%
   2014  Lowest contract charge 1.30% Class A      $12.64       --            --        --      0.32%
         Highest contract charge 1.70% Class A     $12.38       --            --        --     (0.08)%
         All contract charges                          --      827      $ 10,378      0.00%
2013(u)  Lowest contract charge 1.30% Class A      $12.60       --            --        --      9.47%
         Highest contract charge 1.70% Class A     $12.39       --            --        --      9.07%
         All contract charges                          --      679      $  8,497      0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS
   2017  Lowest contract charge 0.30% Class B      $11.92       --            --        --      5.86%
         Highest contract charge 1.25% Class B     $11.45       --            --        --      4.85%
         All contract charges                          --      495      $  5,588      0.17%
   2016  Lowest contract charge 0.30% Class B      $11.26       --            --        --      7.34%
         Highest contract charge 1.25% Class B     $10.92       --            --        --      6.33%
         All contract charges                          --      389      $  4,207      0.01%
   2015  Lowest contract charge 0.30% Class B(c)   $10.49       --            --        --      2.34%
         Highest contract charge 1.25% Class B     $10.27       --            --        --      1.28%
         All contract charges                          --      304      $  3,110      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.14       --            --        --      0.40%
         Highest contract charge 1.25% Class B     $10.14       --            --        --      0.40%
         All contract charges                          --      146      $  1,485      0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $10.10       --            --        --      1.41%
         Highest contract charge 1.25% Class B(c)  $10.10       --            --        --      1.41%
         All contract charges                          --        6      $     57      0.50%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.65% Class A      $22.44       --            --        --     15.37%
         Highest contract charge 1.70% Class A     $27.07       --            --        --     14.12%
         All contract charges                          --    9,108      $252,633      0.63%
   2016  Lowest contract charge 0.65% Class A      $19.45       --            --        --     22.48%
         Highest contract charge 1.70% Class A     $23.72       --            --        --     21.21%
         All contract charges                          --    8,949      $216,650      0.53%
   2015  Lowest contract charge 0.65% Class A      $15.88       --            --        --     (6.31)%
         Highest contract charge 1.70% Class A     $19.57       --            --        --     (7.30)%
         All contract charges                          --    8,664      $172,525      0.56%
   2014  Lowest contract charge 0.65% Class A      $16.95       --            --        --      2.36%
         Highest contract charge 1.70% Class A     $21.11       --            --        --      1.30%
         All contract charges                          --    7,809      $167,255      0.31%
2013(u)  Lowest contract charge 0.65% Class A      $16.56       --            --        --     38.23%
         Highest contract charge 1.70% Class A     $20.84       --            --        --     36.75%
         All contract charges                          --    6,135      $129,348      0.32%
1290 VT GAMCO SMALL COMPANY VALUE
   2017  Lowest contract charge 0.30% Class B      $14.47       --            --        --     15.76%
         Highest contract charge 1.25% Class B     $13.90       --            --        --     14.59%
         All contract charges                          --    3,302      $ 44,286      0.63%
   2016  Lowest contract charge 0.30% Class B      $12.50       --            --        --     22.91%
         Highest contract charge 1.25% Class B     $12.13       --            --        --     21.79%
         All contract charges                          --    2,525      $ 29,851      0.53%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                              YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
1290 VT GAMCO SMALL COMPANY VALUE (CONTINUED)
2015  Lowest contract charge 0.30% Class B(c)   $10.17       --           --         --      (6.01)%
      Highest contract charge 1.25% Class B     $ 9.96       --           --         --      (6.92)%
      All contract charges                          --    1,677      $16,544       0.56%
2014  Lowest contract charge 1.20% Class B      $10.70       --           --         --       1.81%
      Highest contract charge 1.25% Class B     $10.70       --           --         --       1.81%
      All contract charges                          --      952      $10,188       0.31%
2013  Lowest contract charge 1.20% Class B(c)   $10.51       --           --         --       5.10%
      Highest contract charge 1.25% Class B(c)  $10.51       --           --         --       5.10%
      All contract charges                          --       65      $   683       0.32%
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 1.10% Class B      $10.80       --           --         --       5.26%
      Highest contract charge 1.70% Class B     $11.51       --           --         --       4.73%
      All contract charges                          --    1,182      $13,584       5.10%
2016  Lowest contract charge 1.10% Class B      $10.26       --           --         --      10.56%
      Highest contract charge 1.70% Class B     $10.99       --           --         --       9.79%
      All contract charges                          --    1,007      $11,034       5.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.28       --           --         --      (7.29)%
      Highest contract charge 1.70% Class B     $10.01       --           --         --      (4.76)%
      All contract charges                          --      781      $ 7,803       2.19%
2014  Lowest contract charge 1.20% Class B      $10.14       --           --         --       0.70%
      Highest contract charge 1.70% Class B     $10.51       --           --         --       0.19%
      All contract charges                          --      533      $ 5,586       4.19%
2013  Lowest contract charge 1.20% Class B(c)   $10.07       --           --         --       0.80%
      Highest contract charge 1.70% Class B(a)  $10.49       --           --         --       4.69%
      All contract charges                          --      152      $ 1,585       5.16%
1290 VT LOW VOLATILITY GLOBAL EQUITY
2017  Lowest contract charge 1.10% Class B      $11.82       --           --         --      17.15%
      Highest contract charge 1.25% Class B     $13.15       --           --         --      16.89%
      All contract charges                          --      197      $ 2,521       1.63%
2016  Lowest contract charge 1.10% Class B      $10.09       --           --         --       7.45%
      Highest contract charge 1.25% Class B     $11.25       --           --         --       7.24%
      All contract charges                          --      160      $ 1,769       2.25%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.39       --           --         --      (4.67)%
      Highest contract charge 1.25% Class B     $10.49       --           --         --      (1.50)%
      All contract charges                          --      112      $ 1,150       1.84%
2014  Lowest contract charge 1.20% Class B      $10.66       --           --         --       6.92%
      Highest contract charge 1.25% Class B     $10.65       --           --         --       6.82%
      All contract charges                          --       75      $   798       2.64%
2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --       0.20%
      Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --       0.20%
      All contract charges                          --        5      $    52       1.77%
1290 VT NATURAL RESOURCES
2017  Lowest contract charge 1.10% Class B      $10.10       --           --         --      10.87%
      Highest contract charge 1.70% Class B     $ 9.03       --           --         --      10.12%
      All contract charges                          --      680      $ 6,284       2.65%
2016  Lowest contract charge 1.10% Class B      $ 9.11       --           --         --      28.13%
      Highest contract charge 1.70% Class B     $ 8.20       --           --         --      27.33%
      All contract charges                          --      684      $ 5,680       3.00%
2015  Lowest contract charge 1.10% Class B(i)   $ 7.11       --           --         --     (25.63)%
      Highest contract charge 1.70% Class B     $ 6.44       --           --         --     (27.07)%
      All contract charges                          --      324      $ 2,098       2.38%
2014  Lowest contract charge 1.20% Class B      $ 8.65       --           --         --     (13.84)%
      Highest contract charge 1.70% Class B     $ 8.83       --           --         --     (14.19)%
      All contract charges                          --      157      $ 1,387       1.45%
2013  Lowest contract charge 1.30% Class B(a)   $10.33       --           --         --       3.61%
      Highest contract charge 1.70% Class B(a)  $10.29       --           --         --       3.21%
      All contract charges                          --       38      $   393       1.47%

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
1290 VT REAL ESTATE
   2017  Lowest contract charge 1.10% Class B(i)   $10.58       --           --         --      9.07%
         Highest contract charge 1.70% Class B     $11.89       --           --         --      8.49%
         All contract charges                          --    1,125      $13,417       3.63%
   2016  Lowest contract charge 0.65% Class B      $10.34       --           --         --      3.92%
         Highest contract charge 1.70% Class B     $10.96       --           --         --      2.81%
         All contract charges                          --    1,120      $12,295       0.74%
   2015  Lowest contract charge 0.65% Class B      $ 9.95       --           --         --     (2.64)%
         Highest contract charge 1.70% Class B     $10.66       --           --         --     (3.62)%
         All contract charges                          --      858      $ 9,155       0.65%
   2014  Lowest contract charge 0.65% Class B      $10.22       --           --         --     15.87%
         Highest contract charge 1.70% Class B     $11.06       --           --         --     14.61%
         All contract charges                          --      522      $ 5,787       8.97%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.68       --           --         --     (3.39)%
         Highest contract charge 1.70% Class B(a)  $ 9.65       --           --         --     (3.69)%
         All contract charges                          --      152      $ 1,467       3.06%
1290 VT SMARTBETA EQUITY
   2017  Lowest contract charge 1.10% Class B      $12.16       --           --         --     20.40%
         Highest contract charge 1.25% Class B     $13.62       --           --         --     20.21%
         All contract charges                          --      106      $ 1,393       1.42%
   2016  Lowest contract charge 1.10% Class B      $10.10       --           --         --      4.66%
         Highest contract charge 1.25% Class B     $11.33       --           --         --      4.62%
         All contract charges                          --       87      $   955       1.44%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.65       --           --         --     (3.02)%
         Highest contract charge 1.25% Class B     $10.83       --           --         --     (0.18)%
         All contract charges                          --       65      $   698       1.33%
   2014  Lowest contract charge 1.20% Class B(d)   $10.86       --           --         --      5.95%
         Highest contract charge 1.25% Class B(d)  $10.85       --           --         --      5.85%
         All contract charges                          --       30      $   328       1.90%
1290 VT SOCIALLY RESPONSIBLE
   2017  Lowest contract charge 1.10% Class B      $12.48       --           --         --     19.08%
         Highest contract charge 1.70% Class B     $15.68       --           --         --     18.34%
         All contract charges                          --      285      $ 4,332       1.05%
   2016  Lowest contract charge 1.10% Class B      $10.48       --           --         --      8.71%
         Highest contract charge 1.70% Class B     $13.25       --           --         --      8.16%
         All contract charges                          --      266      $ 3,503       1.27%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.64       --           --         --     (3.98)%
         Highest contract charge 1.70% Class B     $12.25       --           --         --     (1.29)%
         All contract charges                          --      208      $ 2,631       1.35%
   2014  Lowest contract charge 1.20% Class B      $11.75       --           --         --     12.33%
         Highest contract charge 1.70% Class B     $12.41       --           --         --     11.70%
         All contract charges                          --       95      $ 1,372       0.94%
2013(u)  Lowest contract charge 1.30% Class B(a)   $15.50       --           --         --     32.59%
         Highest contract charge 1.70% Class B     $11.11       --           --         --     23.17%
         All contract charges                          --       61      $   825       0.79%
7TWELVE/TM/ BALANCED PORTFOLIO
   2017  Lowest contract charge 1.10% Class 4(i)   $10.54       --           --         --      9.11%
         Highest contract charge 1.70% Class 4     $11.52       --           --         --      8.47%
         All contract charges                          --    6,266      $71,655       0.34%
   2016  Lowest contract charge 0.30% Class 4      $ 9.97       --           --         --      8.96%
         Highest contract charge 1.70% Class 4     $10.62       --           --         --      7.38%
         All contract charges                          --    7,083      $74,489       0.16%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 9.15       --           --         --     (7.67)%
         Highest contract charge 1.70% Class 4     $ 9.89       --           --         --     (8.93)%
         All contract charges                          --    7,921      $77,313       0.47%

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.20% Class 4      $ 9.80       --           --         --     (1.51)%
         Highest contract charge 1.70% Class 4     $10.86       --           --         --     (1.99)%
         All contract charges                          --    8,243      $88,452       0.33%
   2013  Lowest contract charge 1.20% Class 4(c)   $ 9.95       --           --         --      0.40%
         Highest contract charge 1.70% Class 4     $11.08       --           --         --      6.13%
         All contract charges                          --    5,107      $56,709       0.36%
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.30% Class B      $16.81       --           --         --     14.12%
         Highest contract charge 1.70% Class B     $16.27       --           --         --     13.70%
         All contract charges                          --      329      $ 5,470       1.79%
   2016  Lowest contract charge 1.30% Class B      $14.73       --           --         --      3.08%
         Highest contract charge 1.70% Class B     $14.31       --           --         --      2.65%
         All contract charges                          --      363      $ 5,298       1.82%
   2015  Lowest contract charge 1.30% Class B      $14.29       --           --         --        --
         Highest contract charge 1.70% Class B     $13.94       --           --         --     (0.43)%
         All contract charges                          --      376      $ 5,337       2.01%
   2014  Lowest contract charge 1.30% Class B      $14.29       --           --         --      5.70%
         Highest contract charge 1.70% Class B     $14.00       --           --         --      5.34%
         All contract charges                          --      359      $ 5,097       2.41%
2013(u)  Lowest contract charge 1.30% Class B      $13.52       --           --         --     14.77%
         Highest contract charge 1.70% Class B     $13.29       --           --         --     14.27%
         All contract charges                          --      398      $ 5,366       2.25%
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.42       --           --         --     34.85%
         Highest contract charge 1.25% Class B     $12.96       --           --         --     34.58%
         All contract charges                          --       91      $ 1,155       0.27%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --     (2.02)%
         Highest contract charge 1.25% Class B     $ 9.63       --           --         --     (2.03)%
         All contract charges                          --       52      $   489       0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.40       --           --         --     (6.37)%
         Highest contract charge 1.25% Class B     $ 9.83       --           --         --      1.34%
         All contract charges                          --       15      $   147       0.00%
   2014  Lowest contract charge 1.20% Class B(f)   $ 9.70       --           --         --     (0.72)%
         Highest contract charge 1.25% Class B(f)  $ 9.70       --           --         --     (0.72)%
         All contract charges                          --        2      $    18       0.00%
AB VPS GROWTH AND INCOME PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $12.74       --           --         --     17.20%
         Highest contract charge 1.25% Class B     $13.18       --           --         --     17.16%
         All contract charges                          --      325      $ 4,194       1.25%
   2016  Lowest contract charge 1.10% Class B      $10.87       --           --         --      9.91%
         Highest contract charge 1.25% Class B     $11.25       --           --         --      9.65%
         All contract charges                          --      266      $ 2,945       0.95%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.89       --           --         --     (0.80)%
         Highest contract charge 1.25% Class B     $10.26       --           --         --      0.20%
         All contract charges                          --      108      $ 1,099       1.36%
   2014  Lowest contract charge 1.20% Class B(f)   $10.25       --           --         --      3.02%
         Highest contract charge 1.25% Class B(f)  $10.24       --           --         --      2.91%
         All contract charges                          --       --      $     5       0.00%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
   2017  Lowest contract charge 0.65% Class B      $12.37       --           --         --     33.73%
         Highest contract charge 1.70% Class B     $13.14       --           --         --     32.33%
         All contract charges                          --      716      $ 9,644       0.94%
   2016  Lowest contract charge 0.65% Class B      $ 9.25       --           --         --     (7.59)%
         Highest contract charge 1.70% Class B     $ 9.93       --           --         --     (8.65)%
         All contract charges                          --      726      $ 7,354       0.00%

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AB VPS INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 0.65% Class B      $10.01       --           --         --     (2.82)%
         Highest contract charge 1.70% Class B     $10.87       --           --         --     (3.81)%
         All contract charges                          --      802      $ 8,882       0.06%
   2014  Lowest contract charge 0.65% Class B      $10.30       --           --         --     (2.09)%
         Highest contract charge 1.70% Class B     $11.30       --           --         --     (3.09)%
         All contract charges                          --      759      $ 8,710       0.00%
2013(u)  Lowest contract charge 0.65% Class B      $10.52       --           --         --     12.63%
         Highest contract charge 1.70% Class B     $11.66       --           --         --     11.37%
         All contract charges                          --      637      $ 7,506       0.76%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2017  Lowest contract charge 1.10% Class B      $11.27       --           --         --      5.23%
         Highest contract charge 1.25% Class B     $11.90       --           --         --      5.12%
         All contract charges                          --      480      $ 5,563       1.60%
   2016  Lowest contract charge 1.10% Class B      $10.71       --           --         --      6.25%
         Highest contract charge 1.25% Class B     $11.32       --           --         --      5.99%
         All contract charges                          --      388      $ 4,322       1.53%
   2015  Lowest contract charge 1.10% Class B(i)   $10.08       --           --         --      2.44%
         Highest contract charge 1.25% Class B     $10.68       --           --         --     (0.56)%
         All contract charges                          --      154      $ 1,646       1.62%
   2014  Lowest contract charge 1.20% Class B(f)   $10.74       --           --         --     11.99%
         Highest contract charge 1.25% Class B(f)  $10.74       --           --         --     11.99%
         All contract charges                          --        9      $   104       0.00%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
   2017  Lowest contract charge 1.10% Class B(i)   $12.50       --           --         --     11.61%
         Highest contract charge 1.25% Class B     $12.87       --           --         --     11.53%
         All contract charges                          --      317      $ 4,027       0.25%
   2016  Lowest contract charge 0.30% Class B      $11.80       --           --         --     24.34%
         Highest contract charge 1.25% Class B     $11.54       --           --         --     23.16%
         All contract charges                          --      250      $ 2,852       0.39%
   2015  Lowest contract charge 0.30% Class B(f)   $ 9.49       --           --         --     (5.95)%
         Highest contract charge 1.25% Class B     $ 9.37       --           --         --     (6.86)%
         All contract charges                          --      122      $ 1,140       0.54%
   2014  Lowest contract charge 1.20% Class B(f)   $10.06       --           --         --      3.60%
         Highest contract charge 1.25% Class B(f)  $10.06       --           --         --      3.60%
         All contract charges                          --       15      $   146       0.00%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.30% Class A      $16.32       --           --         --     14.45%
         Highest contract charge 1.70% Class A     $15.79       --           --         --     13.92%
         All contract charges                          --    1,946      $31,512       1.61%
   2016  Lowest contract charge 1.30% Class A      $14.26       --           --         --      8.11%
         Highest contract charge 1.70% Class A     $13.86       --           --         --      7.78%
         All contract charges                          --    1,294      $18,359       1.45%
   2015  Lowest contract charge 1.30% Class A      $13.19       --           --         --     (5.18)%
         Highest contract charge 1.70% Class A     $12.86       --           --         --     (5.65)%
         All contract charges                          --    1,122      $14,722       0.88%
   2014  Lowest contract charge 1.30% Class A      $13.91       --           --         --      1.02%
         Highest contract charge 1.70% Class A     $13.63       --           --         --      0.66%
         All contract charges                          --      907      $12,546       1.58%
2013(u)  Lowest contract charge 1.30% Class A      $13.77       --           --         --     12.68%
         Highest contract charge 1.70% Class A     $13.54       --           --         --     12.18%
         All contract charges                          --      721      $ 9,868       1.63%
ALL ASSET GROWTH-ALT 20(O)(P)(Q)(R)
   2017  Lowest contract charge 1.10% Class B(l)   $10.88       --           --         --      8.58%
         Highest contract charge 1.25% Class B(l)  $10.87       --           --         --      8.48%
         All contract charges                          --    1,153      $12,537       1.61%

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Class III      $12.33       --            --        --     24.55%
         Highest contract charge 1.25% Class III     $12.28       --            --        --     23.29%
         All contract charges                            --      268      $  3,300      3.19%
   2016  Lowest contract charge 1.10% Class III      $ 9.98       --            --        --      6.85%
         Highest contract charge 1.25% Class III     $ 9.96       --            --        --      6.64%
         All contract charges                            --      158      $  1,582      1.12%
   2015  Lowest contract charge 1.10% Class III(j)   $ 9.34       --            --        --     (9.42)%
         Highest contract charge 1.25% Class III(j)  $ 9.34       --            --        --     (9.48)%
         All contract charges                            --       48      $    457      0.62%
AMERICAN CENTURY VP INFLATION PROTECTION FUND
   2017  Lowest contract charge 1.10% Class II       $10.09       --            --        --      2.54%
         Highest contract charge 1.25% Class II      $10.08       --            --        --      2.44%
         All contract charges                            --      627      $  6,328      2.74%
   2016  Lowest contract charge 1.10% Class II       $ 9.84       --            --        --      3.25%
         Highest contract charge 1.25% Class II      $ 9.84       --            --        --      3.04%
         All contract charges                            --      438      $  4,317      1.86%
   2015  Lowest contract charge 1.10% Class II(i)    $ 9.53       --            --        --     (3.54)%
         Highest contract charge 1.25% Class II      $ 9.55       --            --        --     (3.63)%
         All contract charges                            --      337      $  3,208      1.92%
   2014  Lowest contract charge 1.20% Class II       $ 9.92       --            --        --      2.06%
         Highest contract charge 1.25% Class II      $ 9.91       --            --        --      1.95%
         All contract charges                            --      218      $  2,169      1.51%
   2013  Lowest contract charge 1.20% Class II(c)    $ 9.72       --            --        --     (2.02)%
         Highest contract charge 1.25% Class II(c)   $ 9.72       --            --        --     (2.02)%
         All contract charges                            --        8      $     83      0.00%
AMERICAN CENTURY VP LARGE COMPANY VALUE
   2017  Lowest contract charge 1.30% Class II       $21.42       --            --        --      9.51%
         Highest contract charge 1.70% Class II      $20.73       --            --        --      9.11%
         All contract charges                            --      113      $  2,376      1.58%
   2016  Lowest contract charge 1.30% Class II       $19.56       --            --        --     13.52%
         Highest contract charge 1.70% Class II      $19.00       --            --        --     13.03%
         All contract charges                            --      121      $  2,365      1.96%
   2015  Lowest contract charge 1.30% Class II       $17.23       --            --        --     (5.28)%
         Highest contract charge 1.70% Class II      $16.81       --            --        --     (5.67)%
         All contract charges                            --      147      $  2,523      1.35%
   2014  Lowest contract charge 1.30% Class II       $18.19       --            --        --     11.25%
         Highest contract charge 1.70% Class II      $17.82       --            --        --     10.89%
         All contract charges                            --      143      $  2,581      1.29%
2013(u)  Lowest contract charge 1.30% Class II       $16.35       --            --        --     29.35%
         Highest contract charge 1.70% Class II      $16.07       --            --        --     28.77%
         All contract charges                            --      144      $  2,355      1.40%
AMERICAN CENTURY VP MID CAP VALUE FUND
   2017  Lowest contract charge 0.30% Class II       $15.86       --            --        --     11.14%
         Highest contract charge 1.70% Class II      $25.52       --            --        --      9.57%
         All contract charges                            --    6,556      $142,717      1.41%
   2016  Lowest contract charge 0.30% Class II       $14.27       --            --        --     22.28%
         Highest contract charge 1.70% Class II      $23.29       --            --        --     20.61%
         All contract charges                            --    5,520      $112,887      1.58%
   2015  Lowest contract charge 0.30% Class II(c)    $11.67       --            --        --     (1.85)%
         Highest contract charge 1.70% Class II      $19.31       --            --        --     (3.26)%
         All contract charges                            --    3,932      $ 69,442      1.51%
   2014  Lowest contract charge 0.65% Class II       $17.99       --            --        --     15.47%
         Highest contract charge 1.70% Class II      $19.96       --            --        --     14.32%
         All contract charges                            --    2,544      $ 47,809      1.03%
2013(u)  Lowest contract charge 0.65% Class II       $15.58       --            --        --     29.08%
         Highest contract charge 1.70% Class II      $17.46       --            --        --     27.63%
         All contract charges                            --    1,571      $ 27,657      1.11%

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
FUND/SM/
2017  Lowest contract charge 1.10% Class 4          $12.03       --           --         --     14.68%
      Highest contract charge 1.25% Class 4         $13.14       --           --         --     14.46%
      All contract charges                              --    4,036      $50,965       1.67%
2016  Lowest contract charge 1.10% Class 4          $10.49       --           --         --      7.92%
      Highest contract charge 1.25% Class 4         $11.48       --           --         --      7.79%
      All contract charges                              --    2,434      $27,035       1.67%
2015  Lowest contract charge 1.10% Class 4(i)       $ 9.72       --           --         --     (2.11)%
      Highest contract charge 1.25% Class 4         $10.65       --           --         --     (0.19)%
      All contract charges                              --    1,420      $14,981       2.33%
2014  Lowest contract charge 1.20% Class 4          $10.67       --           --         --      3.89%
      Highest contract charge 1.25% Class 4         $10.67       --           --         --      3.89%
      All contract charges                              --      718      $ 7,663       3.06%
2013  Lowest contract charge 1.20% Class 4(c)       $10.27       --           --         --      2.09%
      Highest contract charge 1.25% Class 4(c)      $10.27       --           --         --      2.09%
      All contract charges                              --       35      $   356       1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.65% Class 4          $10.51       --           --         --      2.64%
      Highest contract charge 1.70% Class 4         $10.08       --           --         --      1.61%
      All contract charges                              --    4,010      $40,933       1.95%
2016  Lowest contract charge 0.65% Class 4          $10.24       --           --         --      2.20%
      Highest contract charge 1.70% Class 4         $ 9.92       --           --         --      1.02%
      All contract charges                              --    3,991      $39,988       1.70%
2015  Lowest contract charge 0.65% Class 4          $10.02       --           --         --     (0.79)%
      Highest contract charge 1.70% Class 4         $ 9.82       --           --         --     (1.80)%
      All contract charges                              --    2,649      $26,193       2.07%
2014  Lowest contract charge 0.65% Class 4          $10.10       --           --         --      4.45%
      Highest contract charge 1.70% Class 4         $10.00       --           --         --      3.41%
      All contract charges                              --    1,029      $10,341       4.09%
2013  Lowest contract charge 1.30% Class 4(a)       $ 9.71       --           --         --     (2.80)%
      Highest contract charge 1.70% Class 4(a)      $ 9.67       --           --         --     (3.20)%
      All contract charges                              --      150      $ 1,449       3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $14.87       --           --         --     30.67%
      Highest contract charge 1.25% Class 4         $14.29       --           --         --     29.44%
      All contract charges                              --      589      $ 7,918       0.72%
2016  Lowest contract charge 0.30% Class 4          $11.38       --           --         --      0.09%
      Highest contract charge 1.25% Class 4         $11.04       --           --         --     (0.81)%
      All contract charges                              --      386      $ 4,005       0.77%
2015  Lowest contract charge 0.30% Class 4(c)       $11.37       --           --         --      6.36%
      Highest contract charge 1.25% Class 4         $11.13       --           --         --      5.30%
      All contract charges                              --      244      $ 2,669       1.33%
2014  Lowest contract charge 1.20% Class 4          $10.57       --           --         --      0.76%
      Highest contract charge 1.25% Class 4         $10.57       --           --         --      0.76%
      All contract charges                              --      129      $ 1,356       2.11%
2013  Lowest contract charge 1.20% Class 4(c)       $10.49       --           --         --      4.48%
      Highest contract charge 1.25% Class 4(c)      $10.49       --           --         --      4.48%
      All contract charges                              --        7      $    80       1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/
2017  Lowest contract charge 0.30% Class 4          $13.29       --           --         --     25.26%
      Highest contract charge 1.70% Class 4         $14.17       --           --         --     23.54%
      All contract charges                              --    1,194      $16,674       0.41%
2016  Lowest contract charge 0.30% Class 4          $10.61       --           --         --      1.53%
      Highest contract charge 1.70% Class 4         $11.47       --           --         --      0.09%
      All contract charges                              --    1,083      $12,237       0.10%

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                          --------------------------------------------------
                                                    UNITS    ACCUMULATION INVESTMENT
                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                          ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
CAPITALIZATION FUND/SM/ (CONTINUED)
2015  Lowest contract charge 0.30%
       Class 4(c)                         $10.45       --           --         --      (0.29)%
      Highest contract charge 1.70%
       Class 4                            $11.46       --           --         --      (1.72)%
      All contract charges                    --    1,077      $12,084       0.00%
2014  Lowest contract charge 1.20%
       Class 4                            $10.37       --           --         --       0.58%
      Highest contract charge 1.70%
       Class 4                            $11.66       --           --         --       0.17%
      All contract charges                    --      604      $ 6,910       0.10%
2013  Lowest contract charge 1.25%
       Class 4(c)                         $10.31       --           --         --       3.31%
      Highest contract charge 1.70%
       Class 4(a)                         $11.64       --           --         --      15.94%
      All contract charges                    --      160      $ 1,859       0.34%
AMERICAN FUNDS INSURANCE SERIES(R)
GROWTH-INCOME FUND/SM/
2017  Lowest contract charge 0.30%
       Class 4                            $15.73       --           --         --      21.75%
      Highest contract charge 1.25%
       Class 4                            $15.11       --           --         --      20.49%
      All contract charges                    --      867      $11,955       1.52%
2016  Lowest contract charge 0.30%
       Class 4                            $12.92       --           --         --      10.90%
      Highest contract charge 1.25%
       Class 4                            $12.54       --           --         --       9.90%
      All contract charges                    --      505      $ 6,035       1.49%
2015  Lowest contract charge 0.30%
       Class 4(c)                         $11.65       --           --         --       0.95%
      Highest contract charge 1.25%
       Class 4                            $11.41       --           --         --      (0.09)%
      All contract charges                    --      371      $ 4,158       1.91%
2014  Lowest contract charge 1.20%
       Class 4                            $11.42       --           --         --       8.97%
      Highest contract charge 1.25%
       Class 4                            $11.42       --           --         --       8.97%
      All contract charges                    --      136      $ 1,561       2.38%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.48       --           --         --       4.07%
      Highest contract charge 1.25%
       Class 4(c)                         $10.48       --           --         --       4.17%
      All contract charges                    --        6      $    65       0.21%
AMERICAN FUNDS INSURANCE SERIES(R)
INTERNATIONAL GROWTH AND INCOME FUND/SM/
2017  Lowest contract charge 1.10%
       Class 4                            $10.86       --           --         --      23.27%
      Highest contract charge 1.25%
       Class 4                            $11.08       --           --         --      23.25%
      All contract charges                    --      506      $ 5,568       2.34%
2016  Lowest contract charge 1.10%
       Class 4                            $ 8.81       --           --         --       0.11%
      Highest contract charge 1.25%
       Class 4                            $ 8.99       --           --         --      (0.11)%
      All contract charges                    --      361      $ 3,229       2.67%
2015  Lowest contract charge 1.10%
       Class 4(i)                         $ 8.80       --           --         --     (12.09)%
      Highest contract charge 1.25%
       Class 4                            $ 9.00       --           --         --      (7.02)%
      All contract charges                    --      319      $ 2,871       2.52%
2014  Lowest contract charge 1.20%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      Highest contract charge 1.25%
       Class 4                            $ 9.68       --           --         --      (4.63)%
      All contract charges                    --      172      $ 1,662       5.12%
2013  Lowest contract charge 1.20%
       Class 4(c)                         $10.15       --           --         --       2.22%
      Highest contract charge 1.25%
       Class 4(c)                         $10.15       --           --         --       2.22%
      All contract charges                    --       12      $   125       0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
ASSET ALLOCATION FUND/SM/
2017  Lowest contract charge 1.30%
       Class P-2                          $13.60       --           --         --      13.33%
      Highest contract charge 1.70%
       Class P-2                          $13.33       --           --         --      12.87%
      All contract charges                    --      562      $ 7,606       0.76%
2016  Lowest contract charge 1.30%
       Class P-2                          $12.00       --           --         --       5.91%
      Highest contract charge 1.70%
       Class P-2                          $11.81       --           --         --       5.45%
      All contract charges                    --      484      $ 5,775       1.31%
2015  Lowest contract charge 1.30%
       Class P-2                          $11.33       --           --         --      (2.41)%
      Highest contract charge 1.70%
       Class P-2                          $11.20       --           --         --      (2.78)%
      All contract charges                    --      504      $ 5,699       1.50%
2014  Lowest contract charge 1.30%
       Class P-2                          $11.61       --           --         --       1.57%
      Highest contract charge 1.70%
       Class P-2                          $11.52       --           --         --       1.14%
      All contract charges                    --      489      $ 5,664       0.08%
2013  Lowest contract charge 1.00%
       Class P-2(a)                       $11.43       --           --         --      13.62%
      Highest contract charge 1.70%
       Class P-2(a)                       $11.39       --           --         --      13.22%
      All contract charges                    --      191      $ 2,180       1.77%

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
   2017  Lowest contract charge 0.30% Class 4      $12.04       --            --        --     28.63%
         Highest contract charge 1.70% Class 4     $12.13       --            --        --     26.88%
         All contract charges                          --    4,386      $ 53,367      0.85%
   2016  Lowest contract charge 0.30% Class 4      $ 9.36       --            --        --      4.82%
         Highest contract charge 1.70% Class 4     $ 9.56       --            --        --      3.24%
         All contract charges                          --    3,789      $ 36,229      0.67%
   2015  Lowest contract charge 0.30% Class 4(c)   $ 8.93       --            --        --     (3.67)%
         Highest contract charge 1.70% Class 4     $ 9.26       --            --        --     (5.03)%
         All contract charges                          --    3,247      $ 29,955      0.58%
   2014  Lowest contract charge 1.20% Class 4      $ 9.17       --            --        --     (9.30)%
         Highest contract charge 1.70% Class 4     $ 9.75       --            --        --     (9.64)%
         All contract charges                          --    2,069      $ 20,029      1.59%
   2013  Lowest contract charge 1.20% Class 4(c)   $10.11       --            --        --      1.61%
         Highest contract charge 1.70% Class 4(a)  $10.79       --            --        --      7.79%
         All contract charges                          --      615      $  6,625      3.55%
AXA 400 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $20.73       --            --        --     14.47%
         Highest contract charge 1.70% Class B     $22.91       --            --        --     13.25%
         All contract charges                          --    3,593      $ 79,230      0.74%
   2016  Lowest contract charge 0.65% Class B      $18.11       --            --        --     18.91%
         Highest contract charge 1.70% Class B     $20.23       --            --        --     17.68%
         All contract charges                          --    3,959      $ 78,033      0.74%
   2015  Lowest contract charge 0.65% Class B      $15.23       --            --        --     (3.73)%
         Highest contract charge 1.70% Class B     $17.19       --            --        --     (4.76)%
         All contract charges                          --    4,241      $ 72,320      0.54%
   2014  Lowest contract charge 0.65% Class B      $15.82       --            --        --      8.06%
         Highest contract charge 1.70% Class B     $18.05       --            --        --      6.93%
         All contract charges                          --    4,305      $ 77,669      0.40%
2013(u)  Lowest contract charge 0.65% Class B      $14.64       --            --        --     30.83%
         Highest contract charge 1.70% Class B     $16.88       --            --        --     29.45%
         All contract charges                          --    4,545      $ 76,952      0.16%
AXA 500 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $21.59       --            --        --     19.94%
         Highest contract charge 1.70% Class B     $21.94       --            --        --     18.66%
         All contract charges                          --    8,242      $179,840      1.08%
   2016  Lowest contract charge 0.65% Class B      $18.00       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $18.49       --            --        --      9.15%
         All contract charges                          --    9,491      $175,396      1.20%
   2015  Lowest contract charge 0.65% Class B      $16.32       --            --        --     (0.24)%
         Highest contract charge 1.70% Class B     $16.94       --            --        --     (1.34)%
         All contract charges                          --   10,031      $170,851      0.90%
   2014  Lowest contract charge 0.65% Class B      $16.36       --            --        --     11.83%
         Highest contract charge 1.70% Class B     $17.17       --            --        --     10.70%
         All contract charges                          --   10,706      $185,193      0.57%
2013(u)  Lowest contract charge 0.65% Class B      $14.63       --            --        --     30.04%
         Highest contract charge 1.70% Class B     $15.51       --            --        --     28.71%
         All contract charges                          --   11,690      $182,711      0.44%
AXA 2000 MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B      $19.62       --            --        --     13.15%
         Highest contract charge 1.70% Class B     $22.22       --            --        --     11.94%
         All contract charges                          --    3,550      $ 77,736      0.70%
   2016  Lowest contract charge 0.65% Class B      $17.34       --            --        --     19.75%
         Highest contract charge 1.70% Class B     $19.85       --            --        --     18.44%
         All contract charges                          --    3,941      $ 77,963      0.70%

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 0.65% Class B     $14.48        --            --       --     (5.73)%
         Highest contract charge 1.70% Class B    $16.76        --            --       --     (6.68)%
         All contract charges                         --     4,452    $   74,582     0.39%
   2014  Lowest contract charge 0.65% Class B     $15.36        --            --       --      3.36%
         Highest contract charge 1.70% Class B    $17.96        --            --       --      2.28%
         All contract charges                         --     4,617    $   83,163     0.15%
2013(u)  Lowest contract charge 0.65% Class B     $14.86        --            --       --     36.46%
         Highest contract charge 1.70% Class B    $17.56        --            --       --     35.08%
         All contract charges                         --     4,681    $   82,678     0.11%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.30% Class A     $18.64        --            --       --     17.53%
         Highest contract charge 1.70% Class A    $18.04        --            --       --     17.07%
         All contract charges                         --     1,073    $   19,847     1.57%
   2016  Lowest contract charge 1.30% Class A     $15.86        --            --       --      7.38%
         Highest contract charge 1.70% Class A    $15.41        --            --       --      6.94%
         All contract charges                         --     1,146    $   18,059     0.98%
   2015  Lowest contract charge 1.30% Class A     $14.77        --            --       --     (3.02)%
         Highest contract charge 1.70% Class A    $14.41        --            --       --     (3.42)%
         All contract charges                         --     1,184    $   17,376     0.93%
   2014  Lowest contract charge 1.30% Class A     $15.23        --            --       --      3.32%
         Highest contract charge 1.70% Class A    $14.92        --            --       --      2.97%
         All contract charges                         --     1,348    $   20,405     1.53%
2013(u)  Lowest contract charge 1.30% Class A     $14.74        --            --       --     24.81%
         Highest contract charge 1.70% Class A    $14.49        --            --       --     24.27%
         All contract charges                         --     1,469    $   21,547     2.52%
AXA AGGRESSIVE ALLOCATION
   2017  Lowest contract charge 1.10% Class B     $11.85        --            --       --     17.79%
         Highest contract charge 1.25% Class B    $13.06        --            --       --     17.66%
         All contract charges                         --       557    $    6,931     1.57%
   2016  Lowest contract charge 1.10% Class B     $10.06        --            --       --      7.59%
         Highest contract charge 1.25% Class B    $11.10        --            --       --      7.35%
         All contract charges                         --       273    $    2,901     0.98%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.35        --            --       --     (6.22)%
         Highest contract charge 1.25% Class B    $10.34        --            --       --     (2.91)%
         All contract charges                         --       118    $    1,216     0.93%
   2014  Lowest contract charge 1.20% Class B     $10.66        --            --       --      3.50%
         Highest contract charge 1.25% Class B    $10.65        --            --       --      3.40%
         All contract charges                         --        94    $    1,006     1.53%
   2013  Lowest contract charge 1.25% Class B     $10.30        --            --       --      2.59%
         Highest contract charge 1.25% Class B    $10.30        --            --       --      2.59%
         All contract charges                         --         2    $       21     2.52%
AXA AGGRESSIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B     $16.07        --            --       --     14.21%
         Highest contract charge 1.70% Class B    $15.70        --            --       --     13.77%
         All contract charges                         --   223,958    $3,578,153     1.71%
   2016  Lowest contract charge 1.30% Class B     $14.07        --            --       --      7.73%
         Highest contract charge 1.70% Class B    $13.80        --            --       --      7.23%
         All contract charges                         --   193,603    $2,709,398     1.09%
   2015  Lowest contract charge 1.30% Class B     $13.06        --            --       --     (2.46)%
         Highest contract charge 1.70% Class B    $12.87        --            --       --     (2.79)%
         All contract charges                         --   171,989    $2,236,469     1.43%
   2014  Lowest contract charge 1.30% Class B     $13.39        --            --       --      4.86%
         Highest contract charge 1.70% Class B    $13.24        --            --       --      4.42%
         All contract charges                         --   118,842    $1,585,315     1.99%
   2013  Lowest contract charge 1.30% Class B     $12.77        --            --       --     21.85%
         Highest contract charge 1.70% Class B    $12.68        --            --       --     21.34%
         All contract charges                         --    58,211    $  741,515     5.11%

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA BALANCED STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.94        --            --       --      9.16%
         Highest contract charge 1.70% Class B  $14.07        --            --       --      7.98%
         All contract charges                       --   207,052    $3,033,570     1.29%
   2016  Lowest contract charge 0.65% Class B   $12.77        --            --       --      5.28%
         Highest contract charge 1.70% Class B  $13.03        --            --       --      4.16%
         All contract charges                       --   206,228    $2,791,404     0.89%
   2015  Lowest contract charge 0.65% Class B   $12.13        --            --       --     (1.30)%
         Highest contract charge 1.70% Class B  $12.51        --            --       --     (2.34)%
         All contract charges                       --   194,842    $2,525,918     1.04%
   2014  Lowest contract charge 0.65% Class B   $12.29        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $12.81        --            --       --      2.64%
         All contract charges                       --   168,531    $2,235,687     1.25%
2013(u)  Lowest contract charge 1.30% Class B   $12.69        --            --       --     12.20%
         Highest contract charge 1.70% Class B  $12.48        --            --       --     11.73%
         All contract charges                       --   128,062    $1,658,532     2.35%
AXA CONSERVATIVE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $13.04        --            --       --      7.33%
         Highest contract charge 1.70% Class B  $13.09        --            --       --      6.16%
         All contract charges                       --   102,892    $1,397,489     1.22%
   2016  Lowest contract charge 0.65% Class B   $12.15        --            --       --      4.20%
         Highest contract charge 1.70% Class B  $12.33        --            --       --      3.18%
         All contract charges                       --   103,465    $1,320,323     0.90%
   2015  Lowest contract charge 0.65% Class B   $11.66        --            --       --     (1.10)%
         Highest contract charge 1.70% Class B  $11.95        --            --       --     (2.13)%
         All contract charges                       --    94,706    $1,168,745     0.99%
   2014  Lowest contract charge 0.65% Class B   $11.79        --            --       --      3.15%
         Highest contract charge 1.70% Class B  $12.21        --            --       --      2.01%
         All contract charges                       --    83,471    $1,051,381     1.11%
2013(u)  Lowest contract charge 0.65% Class B   $11.43        --            --       --      9.80%
         Highest contract charge 1.70% Class B  $11.97        --            --       --      8.62%
         All contract charges                       --    67,012    $  827,711     1.96%
AXA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 0.65% Class B   $11.36        --            --       --      3.56%
         Highest contract charge 1.70% Class B  $11.26        --            --       --      2.55%
         All contract charges                       --    61,121    $  710,754     0.98%
   2016  Lowest contract charge 0.65% Class B   $10.97        --            --       --      2.14%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      1.01%
         All contract charges                       --    70,164    $  792,717     0.83%
   2015  Lowest contract charge 0.65% Class B   $10.74        --            --       --     (0.83)%
         Highest contract charge 1.70% Class B  $10.87        --            --       --     (1.81)%
         All contract charges                       --    62,480    $  696,974     0.88%
   2014  Lowest contract charge 0.65% Class B   $10.83        --            --       --      1.98%
         Highest contract charge 1.70% Class B  $11.07        --            --       --      0.82%
         All contract charges                       --    52,780    $  599,559     0.83%
2013(u)  Lowest contract charge 0.65% Class B   $10.62        --            --       --      3.71%
         Highest contract charge 1.70% Class B  $10.98        --            --       --      2.62%
         All contract charges                       --    43,555    $  490,129     1.18%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.66        --            --       --     24.42%
         Highest contract charge 1.70% Class A  $16.12        --            --       --     23.90%
         All contract charges                       --       413    $    6,818     1.08%
   2016  Lowest contract charge 1.30% Class A   $13.39        --            --       --      3.16%
         Highest contract charge 1.70% Class A  $13.01        --            --       --      2.68%
         All contract charges                       --       467    $    6,204     0.95%

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class A   $12.98        --            --       --     (3.06)%
         Highest contract charge 1.70% Class A  $12.67        --            --       --     (3.36)%
         All contract charges                       --       530    $    6,839     0.93%
   2014  Lowest contract charge 1.30% Class A   $13.39        --            --       --      0.37%
         Highest contract charge 1.70% Class A  $13.11        --            --       --     (0.08)%
         All contract charges                       --       562    $    7,487     1.04%
2013(u)  Lowest contract charge 1.30% Class A   $13.34        --            --       --     18.79%
         Highest contract charge 1.70% Class A  $13.12        --            --       --     18.30%
         All contract charges                       --       481    $    6,377     0.91%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $35.36        --            --       --     24.46%
         Highest contract charge 1.70% Class B  $24.86        --            --       --     23.93%
         All contract charges                       --       341    $   10,751     1.08%
   2016  Lowest contract charge 1.30% Class B   $28.41        --            --       --      3.12%
         Highest contract charge 1.70% Class B  $20.06        --            --       --      2.71%
         All contract charges                       --       348    $    8,719     0.95%
   2015  Lowest contract charge 1.30% Class B   $27.55        --            --       --     (2.99)%
         Highest contract charge 1.70% Class B  $19.53        --            --       --     (3.41)%
         All contract charges                       --       328    $    8,040     0.93%
   2014  Lowest contract charge 1.30% Class B   $28.40        --            --       --      0.35%
         Highest contract charge 1.70% Class B  $20.22        --            --       --        --
         All contract charges                       --       294    $    7,409     1.04%
2013(u)  Lowest contract charge 1.30% Class B   $28.30        --            --       --     18.81%
         Highest contract charge 1.70% Class B  $20.22        --            --       --     18.31%
         All contract charges                       --       271    $    6,844     0.91%
AXA GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B   $15.92        --            --       --     12.99%
         Highest contract charge 1.70% Class B  $16.25        --            --       --     11.84%
         All contract charges                       --   255,967    $4,359,904     1.55%
   2016  Lowest contract charge 0.65% Class B   $14.09        --            --       --      7.39%
         Highest contract charge 1.70% Class B  $14.53        --            --       --      6.21%
         All contract charges                       --   237,828    $3,616,245     1.00%
   2015  Lowest contract charge 0.65% Class B   $13.12        --            --       --     (1.65)%
         Highest contract charge 1.70% Class B  $13.68        --            --       --     (2.63)%
         All contract charges                       --   217,542    $3,107,504     1.26%
   2014  Lowest contract charge 0.65% Class B   $13.34        --            --       --      4.96%
         Highest contract charge 1.70% Class B  $14.05        --            --       --      3.84%
         All contract charges                       --   165,833    $2,437,544     1.66%
2013(u)  Lowest contract charge 0.65% Class B   $12.71        --            --       --     19.45%
         Highest contract charge 1.70% Class B  $13.53        --            --       --     18.17%
         All contract charges                       --   100,706    $1,440,835     3.63%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.83        --            --       --     24.68%
         Highest contract charge 1.70% Class A  $12.42        --            --       --     24.20%
         All contract charges                       --       432    $    5,495     1.66%
   2016  Lowest contract charge 1.30% Class A   $10.29        --            --       --     (1.15)%
         Highest contract charge 1.70% Class A  $10.00        --            --       --     (1.48)%
         All contract charges                       --       434    $    4,432     0.29%
   2015  Lowest contract charge 1.30% Class A   $10.41        --            --       --     (5.54)%
         Highest contract charge 1.70% Class A  $10.15        --            --       --     (5.93)%
         All contract charges                       --       445    $    4,593     0.06%
   2014  Lowest contract charge 1.30% Class A   $11.02        --            --       --     (7.47)%
         Highest contract charge 1.70% Class A  $10.79        --            --       --     (7.86)%
         All contract charges                       --       388    $    4,253     1.62%
2013(u)  Lowest contract charge 1.30% Class A   $11.91        --            --       --     15.97%
         Highest contract charge 1.70% Class A  $11.71        --            --       --     15.48%
         All contract charges                       --       285    $    3,370     0.92%

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $17.85       --            --        --     24.65%
         Highest contract charge 1.70% Class B  $14.17       --            --        --     24.19%
         All contract charges                       --      491      $  8,206      1.66%
   2016  Lowest contract charge 1.30% Class B   $14.32       --            --        --     (1.10)%
         Highest contract charge 1.70% Class B  $11.41       --            --        --     (1.47)%
         All contract charges                       --      545      $  7,273      0.29%
   2015  Lowest contract charge 1.30% Class B   $14.48       --            --        --     (5.54)%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     (6.01)%
         All contract charges                       --      583      $  7,915      0.06%
   2014  Lowest contract charge 1.30% Class B   $15.33       --            --        --     (7.48)%
         Highest contract charge 1.70% Class B  $12.32       --            --        --     (7.85)%
         All contract charges                       --      545      $  7,822      1.62%
2013(u)  Lowest contract charge 1.30% Class B   $16.57       --            --        --     16.04%
         Highest contract charge 1.70% Class B  $13.37       --            --        --     15.56%
         All contract charges                       --      294      $  4,557      0.92%
AXA INTERNATIONAL MANAGED VOLATILITY
   2017  Lowest contract charge 0.65% Class B   $12.58       --            --        --     23.45%
         Highest contract charge 1.70% Class B  $12.25       --            --        --     22.13%
         All contract charges                       --    9,065      $113,324      1.96%
   2016  Lowest contract charge 0.65% Class B   $10.19       --            --        --     (0.78)%
         Highest contract charge 1.70% Class B  $10.03       --            --        --     (1.76)%
         All contract charges                       --   10,749      $109,748      1.23%
   2015  Lowest contract charge 0.65% Class B   $10.27       --            --        --     (3.02)%
         Highest contract charge 1.70% Class B  $10.21       --            --        --     (4.13)%
         All contract charges                       --   11,114      $115,259      0.04%
   2014  Lowest contract charge 0.65% Class B   $10.59       --            --        --     (7.11)%
         Highest contract charge 1.70% Class B  $10.65       --            --        --     (8.03)%
         All contract charges                       --   11,094      $119,622      0.84%
2013(u)  Lowest contract charge 0.65% Class B   $11.40       --            --        --     20.38%
         Highest contract charge 1.70% Class B  $11.58       --            --        --     19.01%
         All contract charges                       --   10,689      $125,030        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $12.51       --            --        --     21.69%
         Highest contract charge 1.70% Class A  $12.11       --            --        --     21.34%
         All contract charges                       --      277      $  3,440      1.87%
   2016  Lowest contract charge 1.30% Class A   $10.28       --            --        --     (0.48)%
         Highest contract charge 1.70% Class A  $ 9.98       --            --        --     (0.99)%
         All contract charges                       --      306      $  3,115      0.45%
   2015  Lowest contract charge 1.30% Class A   $10.33       --            --        --     (4.44)%
         Highest contract charge 1.70% Class A  $10.08       --            --        --     (4.82)%
         All contract charges                       --      359      $  3,686      0.10%
   2014  Lowest contract charge 1.30% Class A   $10.81       --            --        --     (8.39)%
         Highest contract charge 1.70% Class A  $10.59       --            --        --     (8.71)%
         All contract charges                       --      375      $  4,031      1.63%
2013(u)  Lowest contract charge 1.30% Class A   $11.80       --            --        --     17.76%
         Highest contract charge 1.70% Class A  $11.60       --            --        --     17.29%
         All contract charges                       --      356      $  4,177      1.19%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $24.20       --            --        --     20.40%
         Highest contract charge 1.70% Class B  $17.39       --            --        --     19.93%
         All contract charges                       --      487      $ 10,843      1.01%
   2016  Lowest contract charge 1.30% Class B   $20.10       --            --        --      8.41%
         Highest contract charge 1.70% Class B  $14.50       --            --        --      7.97%
         All contract charges                       --      509      $  9,344      1.19%

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $18.54      --            --         --     (0.96)%
         Highest contract charge 1.70% Class B  $13.43      --            --         --     (1.40)%
         All contract charges                       --     493       $ 8,225       1.05%
   2014  Lowest contract charge 1.30% Class B   $18.72      --            --         --     10.18%
         Highest contract charge 1.70% Class B  $13.62      --            --         --      9.75%
         All contract charges                       --     464       $ 7,756       1.24%
2013(u)  Lowest contract charge 1.30% Class B   $16.99      --            --         --     29.79%
         Highest contract charge 1.70% Class B  $12.41      --            --         --     29.27%
         All contract charges                       --     222       $ 3,386       0.59%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $24.84      --            --         --     27.52%
         Highest contract charge 1.70% Class A  $24.03      --            --         --     27.01%
         All contract charges                       --     255       $ 6,271       0.48%
   2016  Lowest contract charge 1.30% Class A   $19.48      --            --         --      4.17%
         Highest contract charge 1.70% Class A  $18.92      --            --         --      3.73%
         All contract charges                       --     274       $ 5,298       0.56%
   2015  Lowest contract charge 1.30% Class A   $18.70      --            --         --      2.69%
         Highest contract charge 1.70% Class A  $18.24      --            --         --      2.24%
         All contract charges                       --     314       $ 5,839       0.30%
   2014  Lowest contract charge 1.30% Class A   $18.21      --            --         --      9.63%
         Highest contract charge 1.70% Class A  $17.84      --            --         --      9.25%
         All contract charges                       --     289       $ 5,230       0.24%
2013(u)  Lowest contract charge 1.30% Class A   $16.61      --            --         --     33.63%
         Highest contract charge 1.70% Class A  $16.33      --            --         --     33.09%
         All contract charges                       --     205       $ 3,406       0.19%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $29.00      --            --         --     27.53%
         Highest contract charge 1.70% Class B  $31.11      --            --         --     27.03%
         All contract charges                       --     668       $19,555       0.48%
   2016  Lowest contract charge 1.30% Class B   $22.74      --            --         --      4.17%
         Highest contract charge 1.70% Class B  $24.49      --            --         --      3.73%
         All contract charges                       --     733       $16,909       0.56%
   2015  Lowest contract charge 1.30% Class B   $21.83      --            --         --      2.68%
         Highest contract charge 1.70% Class B  $23.61      --            --         --      2.25%
         All contract charges                       --     772       $17,200       0.30%
   2014  Lowest contract charge 1.30% Class B   $21.26      --            --         --      9.64%
         Highest contract charge 1.70% Class B  $23.09      --            --         --      9.22%
         All contract charges                       --     720       $15,801       0.24%
2013(u)  Lowest contract charge 1.30% Class B   $19.39      --            --         --     33.63%
         Highest contract charge 1.70% Class B  $21.14      --            --         --     33.04%
         All contract charges                       --     446       $ 8,930       0.19%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $21.52      --            --         --     12.38%
         Highest contract charge 1.70% Class A  $20.82      --            --         --     11.94%
         All contract charges                       --     503       $10,734       1.53%
   2016  Lowest contract charge 1.30% Class A   $19.15      --            --         --     13.85%
         Highest contract charge 1.70% Class A  $18.60      --            --         --     13.35%
         All contract charges                       --     489       $ 9,281       1.79%
   2015  Lowest contract charge 1.30% Class A   $16.82      --            --         --     (5.24)%
         Highest contract charge 1.70% Class A  $16.41      --            --         --     (5.64)%
         All contract charges                       --     976       $16,144       2.25%
   2014  Lowest contract charge 1.30% Class A   $17.75      --            --         --     10.73%
         Highest contract charge 1.70% Class A  $17.39      --            --         --     10.34%
         All contract charges                       --     349       $ 6,155       1.87%
2013(u)  Lowest contract charge 1.30% Class A   $16.03      --            --         --     30.75%
         Highest contract charge 1.70% Class A  $15.76      --            --         --     30.25%
         All contract charges                       --     185       $ 2,945       1.14%

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $19.95       --            --        --     12.33%
         Highest contract charge 1.70% Class B  $21.78       --            --        --     11.92%
         All contract charges                       --      734      $ 14,837      1.53%
   2016  Lowest contract charge 1.30% Class B   $17.76       --            --        --     13.85%
         Highest contract charge 1.70% Class B  $19.46       --            --        --     13.40%
         All contract charges                       --      811      $ 14,619      1.79%
   2015  Lowest contract charge 1.30% Class B   $15.60       --            --        --     (5.28)%
         Highest contract charge 1.70% Class B  $17.16       --            --        --     (5.66)%
         All contract charges                       --      817      $ 12,896      2.25%
   2014  Lowest contract charge 1.30% Class B   $16.47       --            --        --     10.76%
         Highest contract charge 1.70% Class B  $18.19       --            --        --     10.31%
         All contract charges                       --      805      $ 13,433      1.87%
2013(u)  Lowest contract charge 1.30% Class B   $14.87       --            --        --     30.78%
         Highest contract charge 1.70% Class B  $16.49       --            --        --     30.25%
         All contract charges                       --      311      $  4,740      1.14%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $23.52       --            --        --     10.89%
         Highest contract charge 1.70% Class A  $22.76       --            --        --     10.43%
         All contract charges                       --      229      $  5,338      1.07%
   2016  Lowest contract charge 1.30% Class A   $21.21       --            --        --     16.09%
         Highest contract charge 1.70% Class A  $20.61       --            --        --     15.66%
         All contract charges                       --      216      $  4,560      1.36%
   2015  Lowest contract charge 1.30% Class A   $18.27       --            --        --     (4.79)%
         Highest contract charge 1.70% Class A  $17.82       --            --        --     (5.16)%
         All contract charges                       --      199      $  3,604      0.85%
   2014  Lowest contract charge 1.30% Class A   $19.19       --            --        --      9.47%
         Highest contract charge 1.70% Class A  $18.79       --            --        --      8.99%
         All contract charges                       --      172      $  3,272      0.63%
2013(u)  Lowest contract charge 1.30% Class A   $17.53       --            --        --     31.31%
         Highest contract charge 1.70% Class A  $17.24       --            --        --     30.80%
         All contract charges                       --      105      $  1,821      0.50%
AXA MID CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $27.07       --            --        --     10.85%
         Highest contract charge 1.70% Class B  $28.08       --            --        --     10.42%
         All contract charges                       --      489      $ 13,131      1.07%
   2016  Lowest contract charge 1.30% Class B   $24.42       --            --        --     16.12%
         Highest contract charge 1.70% Class B  $25.43       --            --        --     15.64%
         All contract charges                       --      515      $ 12,477      1.36%
   2015  Lowest contract charge 1.30% Class B   $21.03       --            --        --     (4.76)%
         Highest contract charge 1.70% Class B  $21.99       --            --        --     (5.17)%
         All contract charges                       --      429      $  8,993      0.85%
   2014  Lowest contract charge 1.30% Class B   $22.08       --            --        --      9.42%
         Highest contract charge 1.70% Class B  $23.19       --            --        --      8.98%
         All contract charges                       --      322      $  7,158      0.63%
2013(u)  Lowest contract charge 1.30% Class B   $20.18       --            --        --     31.38%
         Highest contract charge 1.70% Class B  $21.28       --            --        --     30.87%
         All contract charges                       --      251      $  5,120      0.50%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.30% Class A   $14.42       --            --        --      9.66%
         Highest contract charge 1.70% Class A  $13.95       --            --        --      9.15%
         All contract charges                       --    7,245      $103,678      1.29%
   2016  Lowest contract charge 1.30% Class A   $13.15       --            --        --      3.95%
         Highest contract charge 1.70% Class A  $12.78       --            --        --      3.57%
         All contract charges                       --    7,444      $ 97,273      0.97%

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE ALLOCATION (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $12.65        --            --       --     (2.17)%
         Highest contract charge 1.70% Class A     $12.34        --            --       --     (2.53)%
         All contract charges                          --     7,426    $   93,368     0.93%
   2014  Lowest contract charge 1.30% Class A      $12.93        --            --       --      1.73%
         Highest contract charge 1.70% Class A     $12.66        --            --       --      1.28%
         All contract charges                          --     6,400    $   82,370     1.26%
2013(u)  Lowest contract charge 1.30% Class A      $12.71        --            --       --     11.59%
         Highest contract charge 1.70% Class A     $12.50        --            --       --     11.21%
         All contract charges                          --     5,089    $   64,425     1.93%
AXA MODERATE ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $10.95        --            --       --      9.83%
         Highest contract charge 1.25% Class B     $11.50        --            --       --      9.63%
         All contract charges                          --     3,892    $   43,939     1.29%
   2016  Lowest contract charge 1.10% Class B      $ 9.97        --            --       --      4.18%
         Highest contract charge 1.25% Class B     $10.49        --            --       --      4.07%
         All contract charges                          --     3,079    $   31,796     0.97%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.57        --            --       --     (4.01)%
         Highest contract charge 1.25% Class B     $10.08        --            --       --     (2.14)%
         All contract charges                          --     1,656    $   16,584     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.30        --            --       --      1.78%
         Highest contract charge 1.25% Class B     $10.30        --            --       --      1.78%
         All contract charges                          --       643    $    6,617     1.26%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12        --            --       --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12        --            --       --      1.10%
         All contract charges                          --        30    $      299     1.93%
AXA MODERATE GROWTH STRATEGY
   2017  Lowest contract charge 0.65% Class B      $14.91        --            --       --     11.02%
         Highest contract charge 1.70% Class B     $15.14        --            --       --      9.87%
         All contract charges                          --   410,293    $6,460,092     1.40%
   2016  Lowest contract charge 0.65% Class B      $13.43        --            --       --      6.42%
         Highest contract charge 1.70% Class B     $13.78        --            --       --      5.27%
         All contract charges                          --   412,040    $5,886,347     0.93%
   2015  Lowest contract charge 0.65% Class B      $12.62        --            --       --     (1.48)%
         Highest contract charge 1.70% Class B     $13.09        --            --       --     (2.46)%
         All contract charges                          --   398,866    $5,398,722     1.10%
   2014  Lowest contract charge 0.65% Class B      $12.81        --            --       --      4.32%
         Highest contract charge 1.70% Class B     $13.42        --            --       --      3.23%
         All contract charges                          --   357,621    $4,954,307     1.33%
2013(u)  Lowest contract charge 0.65% Class B      $12.28        --            --       --     16.18%
         Highest contract charge 1.70% Class B     $13.00        --            --       --     14.84%
         All contract charges                          --   290,011    $3,891,368     2.54%
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.30% Class A      $16.45        --            --       --     13.37%
         Highest contract charge 1.70% Class A     $15.92        --            --       --     12.99%
         All contract charges                          --     2,208    $   36,100     1.43%
   2016  Lowest contract charge 1.30% Class A      $14.51        --            --       --      5.91%
         Highest contract charge 1.70% Class A     $14.09        --            --       --      5.39%
         All contract charges                          --     2,447    $   35,296     0.91%
   2015  Lowest contract charge 1.30% Class A      $13.70        --            --       --     (2.56)%
         Highest contract charge 1.70% Class A     $13.37        --            --       --     (2.90)%
         All contract charges                          --     2,757    $   37,605     0.93%
   2014  Lowest contract charge 1.30% Class A      $14.06        --            --       --      2.40%
         Highest contract charge 1.70% Class A     $13.77        --            --       --      2.00%
         All contract charges                          --     2,942    $   41,212     1.39%
2013(u)  Lowest contract charge 1.30% Class A      $13.73        --            --       --     18.26%
         Highest contract charge 1.70% Class A     $13.50        --            --       --     17.70%
         All contract charges                          --     3,055    $   41,813     2.05%

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA MODERATE-PLUS ALLOCATION
   2017  Lowest contract charge 1.10% Class B      $11.41        --            --       --     13.65%
         Highest contract charge 1.25% Class B     $12.26        --            --       --     13.41%
         All contract charges                          --     1,846    $   21,863     1.43%
   2016  Lowest contract charge 1.10% Class B      $10.04        --            --       --      6.13%
         Highest contract charge 1.25% Class B     $10.81        --            --       --      5.98%
         All contract charges                          --     1,404    $   14,859     0.91%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.46        --            --       --     (5.12)%
         Highest contract charge 1.25% Class B     $10.20        --            --       --     (2.49)%
         All contract charges                          --       898    $    9,049     0.93%
   2014  Lowest contract charge 1.20% Class B      $10.47        --            --       --      2.55%
         Highest contract charge 1.25% Class B     $10.46        --            --       --      2.45%
         All contract charges                          --       594    $    6,215     1.39%
   2013  Lowest contract charge 1.20% Class B(c)   $10.21        --            --       --      1.90%
         Highest contract charge 1.25% Class B(c)  $10.21        --            --       --      1.90%
         All contract charges                          --        47    $      481     2.05%
AXA ULTRA CONSERVATIVE STRATEGY
   2017  Lowest contract charge 1.30% Class B      $10.16        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $ 9.91        --            --       --      0.20%
         All contract charges                          --    13,061    $  131,233     0.56%
   2016  Lowest contract charge 1.30% Class B      $10.10        --            --       --      0.10%
         Highest contract charge 1.70% Class B     $ 9.89        --            --       --     (0.30)%
         All contract charges                          --    23,917    $  239,324     0.22%
   2015  Lowest contract charge 1.30% Class B      $10.09        --            --       --     (1.37)%
         Highest contract charge 1.70% Class B     $ 9.92        --            --       --     (1.68)%
         All contract charges                          --     4,601    $   46,148     1.60%
   2014  Lowest contract charge 1.30% Class B      $10.23        --            --       --      0.59%
         Highest contract charge 1.70% Class B     $10.09        --            --       --      0.20%
         All contract charges                          --       256    $    2,600     1.04%
2013(u)  Lowest contract charge 1.30% Class B      $10.17        --            --       --      0.79%
         Highest contract charge 1.70% Class B     $10.07        --            --       --      0.30%
         All contract charges                          --        39    $      397     0.78%
AXA/AB DYNAMIC GROWTH
   2017  Lowest contract charge 1.30% Class B      $10.98        --            --       --     13.31%
         Highest contract charge 1.70% Class B     $10.86        --            --       --     12.77%
         All contract charges                          --    48,758    $  534,452     1.10%
   2016  Lowest contract charge 1.30% Class B      $ 9.69        --            --       --      2.65%
         Highest contract charge 1.70% Class B     $ 9.63        --            --       --      2.23%
         All contract charges                          --    35.001    $  338,902     0.34%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.44        --            --       --     (5.22)%
         Highest contract charge 1.70% Class B(i)  $ 9.42        --            --       --     (5.42)%
         All contract charges                          --    15,626    $  147,439     0.28%
AXA/AB DYNAMIC MODERATE GROWTH
   2017  Lowest contract charge 0.30% Class B      $12.28        --            --       --     12.56%
         Highest contract charge 1.70% Class B     $13.06        --            --       --     10.96%
         All contract charges                          --   208,647    $2,775,306     1.21%
   2016  Lowest contract charge 0.30% Class B(c)   $10.91        --            --       --      3.41%
         Highest contract charge 1.70% Class B     $11.77        --            --       --      1.99%
         All contract charges                          --   209,957    $2,508,401     0.40%
   2015  Lowest contract charge 0.65% Class B      $12.15        --            --       --     (1.22)%
         Highest contract charge 1.70% Class B     $11.54        --            --       --     (2.29)%
         All contract charges                          --   207,777    $2,426,133     0.78%
   2014  Lowest contract charge 0.65% Class B      $12.30        --            --       --      4.06%
         Highest contract charge 1.70% Class B     $11.81        --            --       --      2.96%
         All contract charges                          --   170,494    $2,031,930     0.95%
2013(u)  Lowest contract charge 0.65% Class B      $11.82        --            --       --     15.43%
         Highest contract charge 1.70% Class B     $11.47        --            --       --     14.24%
         All contract charges                          --   115,146    $1,329,120     0.37%

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND
   2017  Lowest contract charge 1.10% Class B      $ 9.70       --           --         --     (0.92)%
         Highest contract charge 1.25% Class B     $ 9.42       --           --         --     (1.05)%
         All contract charges                          --      214      $ 2,045       0.53%
   2016  Lowest contract charge 1.10% Class B      $ 9.79       --           --         --     (0.91)%
         Highest contract charge 1.25% Class B     $ 9.52       --           --         --     (1.04)%
         All contract charges                          --      173      $ 1,662       0.10%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.10)%
         Highest contract charge 1.25% Class B     $ 9.62       --           --         --     (1.74)%
         All contract charges                          --      120      $ 1,167       0.00%
   2014  Lowest contract charge 1.20% Class B      $ 9.80       --           --         --     (1.71)%
         Highest contract charge 1.25% Class B     $ 9.79       --           --         --     (1.81)%
         All contract charges                          --       57      $   560       0.00%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.25% Class B(c)  $ 9.97       --           --         --     (0.20)%
         All contract charges                          --       23      $   229       0.00%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class A(a)   $28.51       --           --         --     21.06%
         Highest contract charge 1.70% Class A     $27.59       --           --         --     20.59%
         All contract charges                          --    1,839      $51,700       0.28%
   2016  Lowest contract charge 0.65% Class A      $18.66       --           --         --     11.87%
         Highest contract charge 1.70% Class A     $22.88       --           --         --     10.69%
         All contract charges                          --    1,730      $40,211       0.40%
   2015  Lowest contract charge 0.65% Class A      $16.68       --           --         --     (3.53)%
         Highest contract charge 1.70% Class A     $20.67       --           --         --     (4.57)%
         All contract charges                          --    1,447      $30,413       0.05%
   2014  Lowest contract charge 0.65% Class A      $17.29       --           --         --      2.86%
         Highest contract charge 1.70% Class A     $21.66       --           --         --      1.83%
         All contract charges                          --    1,187      $26,079       0.07%
2013(u)  Lowest contract charge 0.65% Class A      $16.81       --           --         --     37.34%
         Highest contract charge 1.70% Class A     $21.27       --           --         --     35.82%
         All contract charges                          --      980      $21,064       0.06%
AXA/AB SMALL CAP GROWTH
   2017  Lowest contract charge 1.10% Class B(i)   $12.39       --           --         --     21.35%
         Highest contract charge 1.70% Class B     $37.41       --           --         --     20.60%
         All contract charges                          --    1,053      $22,411       0.28%
   2016  Lowest contract charge 0.30% Class B      $11.62       --           --         --     12.16%
         Highest contract charge 1.70% Class B     $31.02       --           --         --     10.67%
         All contract charges                          --      927      $18,137       0.40%
   2015  Lowest contract charge 0.30% Class B(c)   $10.36       --           --         --     (3.18)%
         Highest contract charge 1.70% Class B     $28.03       --           --         --     (4.56)%
         All contract charges                          --      913      $17,098       0.05%
   2014  Lowest contract charge 1.20% Class B      $10.58       --           --         --      2.32%
         Highest contract charge 1.70% Class B     $29.37       --           --         --      1.80%
         All contract charges                          --      741      $15,872       0.07%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.34       --           --         --      4.23%
         Highest contract charge 1.70% Class B     $28.85       --           --         --     35.83%
         All contract charges                          --      486      $12,294       0.06%
AXA/CLEARBRIDGE LARGE CAP GROWTH
   2017  Lowest contract charge 1.30% Class B      $17.89       --           --         --     23.98%
         Highest contract charge 1.70% Class B     $17.39       --           --         --     23.42%
         All contract charges                          --    4,380      $82,106       0.07%
   2016  Lowest contract charge 1.30% Class B      $14.43       --           --         --     (0.41)%
         Highest contract charge 1.70% Class B     $14.09       --           --         --     (0.84)%
         All contract charges                          --    4,991      $75,699       0.00%

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
AXA/CLEARBRIDGE LARGE CAP GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class B   $14.49       --           --         --     (0.07)%
         Highest contract charge 1.70% Class B  $14.21       --           --         --     (0.42)%
         All contract charges                       --    5,919      $89,723       0.00%
   2014  Lowest contract charge 1.30% Class B   $14.50       --           --         --      2.47%
         Highest contract charge 1.70% Class B  $14.27       --           --         --      2.00%
         All contract charges                       --    6,403      $97,019       0.00%
2013(u)  Lowest contract charge 1.30% Class B   $14.15       --           --         --     37.25%
         Highest contract charge 1.70% Class B  $13.99       --           --         --     36.75%
         All contract charges                       --    5,150      $76,479       0.00%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $16.54       --           --         --      8.53%
         Highest contract charge 1.70% Class A  $16.01       --           --         --      8.18%
         All contract charges                       --    1,021      $16,485       2.49%
   2016  Lowest contract charge 1.30% Class A   $15.24       --           --         --      9.01%
         Highest contract charge 1.70% Class A  $14.80       --           --         --      8.58%
         All contract charges                       --      289      $ 4,352       2.58%
   2015  Lowest contract charge 1.30% Class A   $13.98       --           --         --     (4.25)%
         Highest contract charge 1.70% Class A  $13.63       --           --         --     (4.69)%
         All contract charges                       --      263      $ 3,656       2.29%
   2014  Lowest contract charge 1.30% Class A   $14.60       --           --         --      4.81%
         Highest contract charge 1.70% Class A  $14.30       --           --         --      4.38%
         All contract charges                       --      268      $ 3,905       2.50%
2013(u)  Lowest contract charge 1.30% Class A   $13.93       --           --         --     13.07%
         Highest contract charge 1.70% Class A  $13.70       --           --         --     12.66%
         All contract charges                       --      213      $ 2,948       2.60%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B   $14.57       --           --         --      8.57%
         Highest contract charge 1.70% Class B  $13.92       --           --         --      8.16%
         All contract charges                       --      365      $ 5,231       2.49%
   2016  Lowest contract charge 1.30% Class B   $13.42       --           --         --      9.02%
         Highest contract charge 1.70% Class B  $12.87       --           --         --      8.52%
         All contract charges                       --      397      $ 5,258       2.58%
   2015  Lowest contract charge 1.30% Class B   $12.31       --           --         --     (4.35)%
         Highest contract charge 1.70% Class B  $11.86       --           --         --     (4.66)%
         All contract charges                       --      421      $ 5,107       2.29%
   2014  Lowest contract charge 1.30% Class B   $12.87       --           --         --      4.89%
         Highest contract charge 1.70% Class B  $12.44       --           --         --      4.45%
         All contract charges                       --      445      $ 5,631       2.50%
2013(u)  Lowest contract charge 1.30% Class B   $12.27       --           --         --     13.09%
         Highest contract charge 1.70% Class B  $11.91       --           --         --     12.57%
         All contract charges                       --      397      $ 4,815       2.60%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A   $22.87       --           --         --     10.27%
         Highest contract charge 1.70% Class A  $22.13       --           --         --      9.88%
         All contract charges                       --      131      $ 2,962       0.55%
   2016  Lowest contract charge 1.30% Class A   $20.74       --           --         --     23.31%
         Highest contract charge 1.70% Class A  $20.14       --           --         --     22.73%
         All contract charges                       --      150      $ 3,089       0.37%
   2015  Lowest contract charge 1.30% Class A   $16.82       --           --         --     (7.79)%
         Highest contract charge 1.70% Class A  $16.41       --           --         --     (8.12)%
         All contract charges                       --      153      $ 2,567       0.23%
   2014  Lowest contract charge 1.30% Class A   $18.24       --           --         --      0.83%
         Highest contract charge 1.70% Class A  $17.86       --           --         --      0.39%
         All contract charges                       --      171      $ 3,093       0.02%
2013(u)  Lowest contract charge 1.30% Class A   $18.09       --           --         --     34.90%
         Highest contract charge 1.70% Class A  $17.79       --           --         --     34.37%
         All contract charges                       --      230      $ 4,119       0.12%

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $17.47       --            --        --     10.29%
         Highest contract charge 1.70% Class B     $16.69       --            --        --      9.87%
         All contract charges                          --      529      $  9,057      0.55%
   2016  Lowest contract charge 1.30% Class B      $15.84       --            --        --     23.17%
         Highest contract charge 1.70% Class B     $15.19       --            --        --     22.70%
         All contract charges                          --      543      $  8,432      0.37%
   2015  Lowest contract charge 1.30% Class B      $12.86       --            --        --     (7.75)%
         Highest contract charge 1.70% Class B     $12.38       --            --        --     (8.09)%
         All contract charges                          --      608      $  7,652      0.23%
   2014  Lowest contract charge 1.30% Class B      $13.94       --            --        --      0.87%
         Highest contract charge 1.70% Class B     $13.47       --            --        --      0.37%
         All contract charges                          --      603      $  8,255      0.02%
2013(u)  Lowest contract charge 1.30% Class B      $13.82       --            --        --     34.83%
         Highest contract charge 1.70% Class B     $13.42       --            --        --     34.33%
         All contract charges                          --      510      $  6,962      0.12%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A(a)   $17.83       --            --        --     13.49%
         Highest contract charge 1.70% Class A     $17.25       --            --        --     12.97%
         All contract charges                          --      420      $  7,420      1.65%
   2016  Lowest contract charge 0.65% Class A      $14.81       --            --        --      8.82%
         Highest contract charge 1.70% Class A     $15.27       --            --        --      7.69%
         All contract charges                          --      490      $  7,636      1.61%
   2015  Lowest contract charge 0.65% Class        $13.61       --            --        --     (3.48)%
         Highest contract charge 1.70% Class A     $14.18       --            --        --     (4.45)%
         All contract charges                          --      575      $  8,293      1.28%
   2014  Lowest contract charge 1.30% Class A      $15.16       --            --        --      4.12%
         Highest contract charge 1.70% Class A     $14.84       --            --        --      3.63%
         All contract charges                          --      431      $  6,475      1.96%
2013(u)  Lowest contract charge 1.30% Class A      $14.56       --            --        --     21.74%
         Highest contract charge 1.70% Class A     $14.32       --            --        --     21.25%
         All contract charges                          --      242      $  3,504      1.27%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $13.04       --            --        --     13.49%
         Highest contract charge 1.70% Class B     $12.49       --            --        --     13.03%
         All contract charges                          --      451      $  5,783      1.65%
   2016  Lowest contract charge 1.30% Class B      $11.49       --            --        --      8.09%
         Highest contract charge 1.70% Class B     $11.05       --            --        --      7.59%
         All contract charges                          --      476      $  5,409      1.61%
   2015  Lowest contract charge 1.30% Class B      $10.63       --            --        --     (4.06)%
         Highest contract charge 1.70% Class B     $10.27       --            --        --     (4.38)%
         All contract charges                          --      513      $  5,380      1.28%
   2014  Lowest contract charge 1.30% Class B      $11.08       --            --        --      4.14%
         Highest contract charge 1.70% Class B     $10.74       --            --        --      3.67%
         All contract charges                          --      504      $  5,525      1.96%
2013(u)  Lowest contract charge 1.30% Class B      $10.64       --            --        --     21.60%
         Highest contract charge 1.70% Class B     $10.36       --            --        --     21.17%
         All contract charges                          --      456      $  4,799      1.27%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.94       --            --        --      8.96%
         Highest contract charge 1.70% Class B     $10.83       --            --        --      8.63%
         All contract charges                          --   41,484      $453,329      0.53%
   2016  Lowest contract charge 1.30% Class B      $10.04       --            --        --      4.58%
         Highest contract charge 1.70% Class B     $ 9.97       --            --        --      4.07%
         All contract charges                          --   29,121      $291,950      0.38%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.60       --            --        --     (4.19)%
         Highest contract charge 1.70% Class B(i)  $ 9.58       --            --        --     (4.39)%
         All contract charges                          --   11,556      $110,896      0.32%

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/INVESCO STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $10.49       --            --        --      8.37%
         Highest contract charge 1.70% Class B     $10.38       --            --        --      7.90%
         All contract charges                          --   22,093      $231,467      0.31%
   2016  Lowest contract charge 1.30% Class B      $ 9.68       --            --        --      1.89%
         Highest contract charge 1.70% Class B     $ 9.62       --            --        --      1.58%
         All contract charges                          --   16,629      $160,825      0.06%
   2015  Lowest contract charge 1.30% Class B(i)   $ 9.50       --            --        --     (4.33)%
         Highest contract charge 1.70% Class B(i)  $ 9.47       --            --        --     (4.63)%
         All contract charges                          --    6,921      $ 65,722      0.16%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.30% Class A(a)   $19.52       --            --        --     26.26%
         Highest contract charge 1.70% Class A     $18.89       --            --        --     25.77%
         All contract charges                          --    1,844      $ 35,682      0.00%
   2016  Lowest contract charge 0.65% Class A      $12.58       --            --        --     (4.91)%
         Highest contract charge 1.70% Class A     $15.02       --            --        --     (5.95)%
         All contract charges                          --    1,909      $ 29,259      0.00%
   2015  Lowest contract charge 0.65% Class A      $13.23       --            --        --     (6.10)%
         Highest contract charge 1.70% Class A     $15.97       --            --        --     (7.15)%
         All contract charges                          --    2,119      $ 34,453      0.00%
   2014  Lowest contract charge 0.65% Class A      $14.09       --            --        --     (1.40)%
         Highest contract charge 1.70% Class A     $17.20       --            --        --     (2.38)%
         All contract charges                          --    2,193      $ 38,236      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $14.29       --            --        --     37.67%
         Highest contract charge 1.70% Class A     $17.62       --            --        --     36.17%
         All contract charges                          --    1,976      $ 35,165      0.00%
AXA/JANUS ENTERPRISE
   2017  Lowest contract charge 1.10% Class B      $10.68       --            --        --     26.54%
         Highest contract charge 1.70% Class B     $23.49       --            --        --     25.75%
         All contract charges                          --    1,012      $ 18,086      0.00%
   2016  Lowest contract charge 1.10% Class B      $ 8.44       --            --        --     (5.38)%
         Highest contract charge 1.70% Class B     $18.68       --            --        --     (5.99)%
         All contract charges                          --      952      $ 14,661      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.92       --            --        --     (9.81)%
         Highest contract charge 1.70% Class B     $19.87       --            --        --     (7.06)%
         All contract charges                          --      874      $ 14,987      0.00%
   2014  Lowest contract charge 1.20% Class B      $10.46       --            --        --     (1.88)%
         Highest contract charge 1.70% Class B     $21.38       --            --        --     (2.42)%
         All contract charges                          --      770      $ 14,709      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.66       --            --        --      4.61%
         Highest contract charge 1.70% Class B     $21.91       --            --        --     36.17%
         All contract charges                          --      569      $ 12,387      0.00%
AXA/LEGG MASON STRATEGIC ALLOCATION
   2017  Lowest contract charge 1.30% Class B      $11.56       --            --        --      9.37%
         Highest contract charge 1.70% Class B     $11.47       --            --        --      8.93%
         All contract charges                          --   10,544      $121,791      1.06%
   2016  Lowest contract charge 1.30% Class B(k)   $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B(k)  $10.53       --            --        --      4.57%
         All contract charges                          --    4,872      $ 51,475      1.29%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.30% Class A      $25.65       --            --        --     32.90%
         Highest contract charge 1.70% Class A     $24.81       --            --        --     32.32%
         All contract charges                          --    1,959      $ 49,866      0.19%
   2016  Lowest contract charge 1.30% Class A      $19.30       --            --        --      5.41%
         Highest contract charge 1.70% Class A     $18.75       --            --        --      4.98%
         All contract charges                          --    1,554      $ 29,781      0.43%

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $18.31       --           --         --     10.10%
         Highest contract charge 1.70% Class A     $17.86       --           --         --      9.64%
         All contract charges                          --      944      $17,189       0.14%
   2014  Lowest contract charge 1.30% Class A      $16.63       --           --         --      6.40%
         Highest contract charge 1.70% Class A     $16.29       --           --         --      5.99%
         All contract charges                          --      833      $13,769       0.12%
2013(u)  Lowest contract charge 1.30% Class A      $15.63       --           --         --     25.54%
         Highest contract charge 1.70% Class A     $15.37       --           --         --     25.06%
         All contract charges                          --      815      $12,676       0.86%
AXA/LOOMIS SAYLES GROWTH
   2017  Lowest contract charge 1.10% Class B      $14.43       --           --         --     33.12%
         Highest contract charge 1.70% Class B     $23.89       --           --         --     32.28%
         All contract charges                          --    1,211      $20,879       0.19%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --      5.65%
         Highest contract charge 1.70% Class B     $18.06       --           --         --      5.00%
         All contract charges                          --      767      $10,726       0.43%
   2015  Lowest contract charge 1.10% Class B(i)   $10.26       --           --         --      3.64%
         Highest contract charge 1.70% Class B     $17.20       --           --         --      9.62%
         All contract charges                          --      262      $ 3,907       0.14%
   2014  Lowest contract charge 1.20% Class B      $11.16       --           --         --      6.49%
         Highest contract charge 1.70% Class B     $15.69       --           --         --      6.01%
         All contract charges                          --      179      $ 2,603       0.12%
2013(u)  Lowest contract charge 1.30% Class B      $14.94       --           --         --     25.65%
         Highest contract charge 1.70% Class B     $14.80       --           --         --     25.11%
                                                       --      141      $ 2,105       0.86%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A      $20.25       --           --         --     12.69%
         Highest contract charge 1.70% Class A     $19.60       --           --         --     12.26%
         All contract charges                          --       62      $ 1,241       1.02%
   2016  Lowest contract charge 1.30% Class A      $17.97       --           --         --     11.68%
         Highest contract charge 1.70% Class A     $17.46       --           --         --     11.28%
         All contract charges                          --       66      $ 1,169       2.30%
   2015  Lowest contract charge 1.30% Class A      $16.09       --           --         --     (3.65)%
         Highest contract charge 1.70% Class A     $15.69       --           --         --     (4.04)%
         All contract charges                          --       72      $ 1,139       2.01%
   2014  Lowest contract charge 1.30% Class A      $16.70       --           --         --      8.30%
         Highest contract charge 1.70% Class A     $16.35       --           --         --      7.85%
         All contract charges                          --       76      $ 1,232       2.03%
2013(u)  Lowest contract charge 1.30% Class A      $15.42       --           --         --     27.54%
         Highest contract charge 1.70% Class A     $15.16       --           --         --     27.07%
         All contract charges                          --       76      $ 1,172       0.71%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class B      $15.96       --           --         --     12.71%
         Highest contract charge 1.70% Class B     $15.24       --           --         --     12.22%
         All contract charges                          --      192      $ 3,006       1.02%
   2016  Lowest contract charge 1.30% Class B      $14.16       --           --         --     11.76%
         Highest contract charge 1.70% Class B     $13.58       --           --         --     11.31%
         All contract charges                          --      225      $ 3,109       2.30%
   2015  Lowest contract charge 1.30% Class B      $12.67       --           --         --     (3.65)%
         Highest contract charge 1.70% Class B     $12.20       --           --         --     (4.09)%
         All contract charges                          --      218      $ 2,713       2.01%
   2014  Lowest contract charge 1.30% Class B      $13.15       --           --         --      8.23%
         Highest contract charge 1.70% Class B     $12.72       --           --         --      7.89%
         All contract charges                          --      201      $ 2,588       2.03%
2013(u)  Lowest contract charge 1.30% Class B      $12.15       --           --         --     27.63%
         Highest contract charge 1.70% Class B(a)  $11.79       --           --         --     18.61%
         All contract charges                          --      155      $ 1,865       0.71%

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 1.30% Class A     $17.36       --            --        --     19.72%
         Highest contract charge 1.70% Class A    $16.80       --            --        --     19.23%
         All contract charges                         --      190      $  3,264      1.38%
   2016  Lowest contract charge 1.30% Class A     $14.50       --            --        --      3.87%
         Highest contract charge 1.70% Class A    $14.09       --            --        --      3.53%
         All contract charges                         --      210      $  3,005      0.69%
   2015  Lowest contract charge 1.30% Class A     $13.96       --            --        --     (3.86)%
         Highest contract charge 1.70% Class A    $13.61       --            --        --     (4.29)%
         All contract charges                         --      236      $  3,279      0.00%
   2014  Lowest contract charge 1.30% Class A     $14.52       --            --        --     (0.27)%
         Highest contract charge 1.70% Class A    $14.22       --            --        --     (0.63)%
         All contract charges                         --      263      $  3,814      1.55%
2013(u)  Lowest contract charge 1.30% Class A     $14.56       --            --        --     25.30%
         Highest contract charge 1.70% Class A    $14.31       --            --        --     24.76%
         All contract charges                         --      250      $  3,628      0.87%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2017  Lowest contract charge 0.30% Class B     $12.78       --            --        --     20.91%
         Highest contract charge 1.70% Class B    $13.18       --            --        --     19.17%
         All contract charges                         --    1,160      $ 15,399      1.38%
   2016  Lowest contract charge 0.30% Class B     $10.57       --            --        --      4.97%
         Highest contract charge 1.70% Class B    $11.06       --            --        --      3.56%
         All contract charges                         --    1,265      $ 14,084      0.69%
   2015  Lowest contract charge 0.30% Class B     $10.07       --            --        --     (2.89)%
         Highest contract charge 1.70% Class B    $10.68       --            --        --     (4.30)%
         All contract charges                         --    1,295      $ 13,927      0.00%
   2014  Lowest contract charge 0.30% Class B     $10.37       --            --        --      0.78%
         Highest contract charge 1.70% Class B    $11.16       --            --        --     (0.62)%
         All contract charges                         --    1,232      $ 13,865      1.55%
2013(u)  Lowest contract charge 1.30% Class B     $11.57       --            --        --     25.35%
         Highest contract charge 1.70% Class B    $11.23       --            --        --     24.78%
         All contract charges                         --      955      $ 10,886      0.87%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.03       --            --        --     13.38%
         Highest contract charge 1.70% Class III  $14.00       --            --        --     11.82%
         All contract charges                         --    9,120      $121,106      1.31%
   2016  Lowest contract charge 0.30% Class III   $10.61       --            --        --      3.51%
         Highest contract charge 1.70% Class III  $12.52       --            --        --      2.04%
         All contract charges                         --    8,837      $105,416      1.26%
   2015  Lowest contract charge 0.30% Class III   $10.25       --            --        --     (1.35)%
         Highest contract charge 1.70% Class III  $12.27       --            --        --     (2.70)%
         All contract charges                         --    8,262      $ 97,493      1.11%
   2014  Lowest contract charge 0.30% Class III   $10.39       --            --        --      1.66%
         Highest contract charge 1.70% Class III  $12.61       --            --        --      0.24%
         All contract charges                         --    6,696      $ 83,065      2.52%
2013(u)  Lowest contract charge 0.65% Class III   $11.94       --            --        --     13.61%
         Highest contract charge 1.70% Class III  $12.58       --            --        --     12.42%
         All contract charges                         --    5,103      $ 64,719      1.20%
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
   2017  Lowest contract charge 0.30% Class III   $12.83       --            --        --     24.68%
         Highest contract charge 1.25% Class III  $12.32       --            --        --     23.32%
         All contract charges                         --      205      $  2,496      1.08%
   2016  Lowest contract charge 0.30% Class III   $10.29       --            --        --      3.00%
         Highest contract charge 1.25% Class III  $ 9.99       --            --        --      2.15%
         All contract charges                         --      282      $  2,793      1.81%

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class III      $ 9.99       --           --         --      0.10%
         Highest contract charge 1.25% Class III     $ 9.78       --           --         --     (0.81)%
         All contract charges                            --      270      $ 2,630       1.19%
   2014  Lowest contract charge 0.30% Class III      $ 9.98       --           --         --     (4.68)%
         Highest contract charge 1.25% Class III     $ 9.86       --           --         --     (5.65)%
         All contract charges                            --      144      $ 1,430       1.36%
   2013  Lowest contract charge 1.20% Class III(c)   $10.45       --           --         --      5.03%
         Highest contract charge 1.25% Class III(c)  $10.45       --           --         --      5.03%
         All contract charges                            --        3      $    27       0.17%
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
   2017  Lowest contract charge 1.30% Class III(a)   $27.12       --           --         --     27.50%
         Highest contract charge 1.70% Class III     $26.24       --           --         --     27.01%
         All contract charges                            --    1,611      $43,359       0.00%
   2016  Lowest contract charge 0.65% Class III      $19.69       --           --         --      6.84%
         Highest contract charge 1.70% Class III     $20.66       --           --         --      5.73%
         All contract charges                            --    1,589      $33,551       0.48%
   2015  Lowest contract charge 0.65% Class III      $18.43       --           --         --      1.82%
         Highest contract charge 1.70% Class III     $19.54       --           --         --      0.77%
         All contract charges                            --    1,580      $31,474       0.39%
   2014  Lowest contract charge 0.65% Class III      $18.10       --           --         --     13.27%
         Highest contract charge 1.70% Class III     $19.39       --           --         --     12.02%
         All contract charges                            --    1,264      $24,892       0.46%
2013(u)  Lowest contract charge 0.65% Class III      $15.98       --           --         --     32.72%
         Highest contract charge 1.70% Class III     $17.31       --           --         --     31.34%
         All contract charges                            --      882      $15,474       0.66%
CHARTER/SM/ AGGRESSIVE GROWTH
   2017  Lowest contract charge 1.10% Class B        $11.07       --           --         --     15.55%
         Highest contract charge 1.25% Class B       $11.69       --           --         --     15.29%
         All contract charges                            --      556      $ 6,418       1.27%
   2016  Lowest contract charge 1.10% Class B        $ 9.58       --           --         --      7.28%
         Highest contract charge 1.25% Class B       $10.14       --           --         --      7.19%
         All contract charges                            --      524      $ 5,261       0.83%
   2015  Lowest contract charge 1.10% Class B(i)     $ 8.93       --           --         --     (9.71)%
         Highest contract charge 1.25% Class B       $ 9.46       --           --         --     (6.80)%
         All contract charges                            --      448      $ 4,229       0.99%
   2014  Lowest contract charge 1.20% Class B        $10.16       --           --         --        --
         Highest contract charge 1.25% Class B       $10.15       --           --         --     (0.10)%
         All contract charges                            --      302      $ 3,066       1.76%
   2013  Lowest contract charge 1.20% Class B(c)     $10.16       --           --         --      1.80%
         Highest contract charge 1.25% Class B(c)    $10.16       --           --         --      1.80%
         All contract charges                            --       13      $   130       2.10%
CHARTER/SM/ CONSERVATIVE
   2017  Lowest contract charge 1.10% Class B        $10.59       --           --         --      6.86%
         Highest contract charge 1.25% Class B       $10.79       --           --         --      6.73%
         All contract charges                            --    2,892      $31,054       1.70%
   2016  Lowest contract charge 1.10% Class B        $ 9.91       --           --         --      4.54%
         Highest contract charge 1.25% Class B       $10.11       --           --         --      4.44%
         All contract charges                            --    2,872      $28,929       2.49%
   2015  Lowest contract charge 1.10% Class B(i)     $ 9.48       --           --         --     (4.63)%
         Highest contract charge 1.25% Class B       $ 9.68       --           --         --     (3.87)%
         All contract charges                            --    1,788      $17,270       1.75%
   2014  Lowest contract charge 1.20% Class B        $10.08       --           --         --      0.80%
         Highest contract charge 1.25% Class B       $10.07       --           --         --      0.70%
         All contract charges                            --      945      $ 9,527       2.79%
   2013  Lowest contract charge 1.20% Class B(c)     $10.00       --           --         --      0.30%
         Highest contract charge 1.25% Class B(c)    $10.00       --           --         --      0.30%
         All contract charges                            --       70      $   700       1.50%

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                             YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                          UNITS    ACCUMULATION INVESTMENT
                                                UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                ------ ----------- ------------ ---------- --------
CHARTER/SM/ GROWTH
2017  Lowest contract charge 1.10% Class B      $10.98       --           --         --     13.55%
      Highest contract charge 1.25% Class B     $11.53       --           --         --     13.48%
      All contract charges                          --    1,178      $13,482       1.35%
2016  Lowest contract charge 1.10% Class B      $ 9.67       --           --         --      6.38%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      6.17%
      All contract charges                          --    1,228      $12,410       1.36%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.09       --           --         --     (8.27)%
      Highest contract charge 1.25% Class B     $ 9.57       --           --         --     (5.81)%
      All contract charges                          --    1,243      $11,889       1.06%
2014  Lowest contract charge 1.20% Class B      $10.17       --           --         --      0.49%
      Highest contract charge 1.25% Class B     $10.16       --           --         --      0.40%
      All contract charges                          --    1,004      $10,199       1.88%
2013  Lowest contract charge 1.20% Class B(c)   $10.12       --           --         --      1.40%
      Highest contract charge 1.25% Class B(c)  $10.12       --           --         --      1.40%
      All contract charges                          --      171      $ 1,727       1.54%
CHARTER/SM/ MODERATE(S)
2017  Lowest contract charge 0.30% Class B      $11.58       --           --         --     10.60%
      Highest contract charge 1.70% Class B     $10.76       --           --         --      9.02%
      All contract charges                          --    3,037      $33,504       1.73%
2016  Lowest contract charge 0.30% Class B      $10.47       --           --         --      5.86%
      Highest contract charge 1.70% Class B     $ 9.87       --           --         --      4.44%
      All contract charges                          --    2,339      $23,612       1.95%
2015  Lowest contract charge 0.30% Class B(g)   $ 9.89       --           --         --     (3.32)%
      Highest contract charge 1.70% Class B(c)  $ 9.45       --           --         --     (6.16)%
      All contract charges                          --    2,049      $19,789       1.48%
2014  Lowest contract charge 1.20% Class B      $10.12       --           --         --      0.60%
      Highest contract charge 1.25% Class B     $10.11       --           --         --      0.50%
      All contract charges                          --    1,347      $13,626       2.50%
2013  Lowest contract charge 1.20% Class B(c)   $10.06       --           --         --      0.80%
      Highest contract charge 1.25% Class B(c)  $10.06       --           --         --      0.80%
      All contract charges                          --       44      $   446       1.57%
CHARTER/SM/ MODERATE GROWTH
2017  Lowest contract charge 0.30% Class B      $11.88       --           --         --     12.50%
      Highest contract charge 1.65% Class B     $10.96       --           --         --     11.04%
      All contract charges                          --    2,155      $24,244       1.38%
2016  Lowest contract charge 0.30% Class B(c)   $10.56       --           --         --      6.56%
      Highest contract charge 1.65% Class B     $ 9.87       --           --         --      5.00%
      All contract charges                          --    2,156      $21,857       1.90%
2015  Lowest contract charge 1.10% Class B(i)   $ 9.27       --           --         --     (6.65)%
      Highest contract charge 1.65% Class B     $ 9.40       --           --         --     (6.75)%
      All contract charges                          --    1,739      $16,803       1.58%
2014  Lowest contract charge 1.20% Class B      $10.18       --           --         --      0.69%
      Highest contract charge 1.25% Class B     $10.17       --           --         --      0.59%
      All contract charges                          --      850      $ 8,641       2.28%
2013  Lowest contract charge 1.20% Class B(c)   $10.11       --           --         --      1.30%
      Highest contract charge 1.25% Class B(c)  $10.11       --           --         --      1.30%
      All contract charges                          --       38      $   380       1.83%
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 1.30% Class B      $11.67       --           --         --
      Highest contract charge 1.70% Class B     $27.15       --           --         --      0.95%
      All contract charges                          --      139      $ 1,798       1.55%     0.52%
2016  Lowest contract charge 1.30% Class B      $11.56       --           --         --
      Highest contract charge 1.70% Class B     $27.01       --           --         --      1.58%
      All contract charges                          --      150      $ 1,938       1.98%     1.16%

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
CHARTER/SM/ MULTI-SECTOR BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class B       $11.38       --           --         --
         Highest contract charge 1.70% Class B      $26.70       --           --         --      (1.90)%
         All contract charges                           --      192      $ 2,406       1.49%     (2.31)%
   2014  Lowest contract charge 1.30% Class B       $11.60       --           --         --
         Highest contract charge 1.70% Class B      $27.33       --           --         --       1.05%
         All contract charges                           --      209      $ 2,730       2.51%      0.63%
2013(u)  Lowest contract charge 1.30% Class B       $11.48       --           --         --
         Highest contract charge 1.70% Class B      $27.16       --           --         --      (2.21)%
         All contract charges                           --      218      $ 2,823       3.77%     (2.55)%
CHARTER/SM/ SMALL CAP GROWTH
   2017  Lowest contract charge 0.30% Class B       $13.01       --           --         --      24.02%
         Highest contract charge 1.70% Class B      $12.59       --           --         --      22.23%
         All contract charges                           --      993      $ 9,947       2.67%
   2016  Lowest contract charge 0.30% Class B       $10.49       --           --         --       9.04%
         Highest contract charge 1.70% Class B      $10.30       --           --         --       7.52%
         All contract charges                           --      969      $ 7,997       0.00%
   2015  Lowest contract charge 0.30% Class B       $ 9.62       --           --         --      (6.33)%
         Highest contract charge 1.70% Class B      $ 9.58       --           --         --      (7.71)%
         All contract charges                           --    1,003      $ 7,879       0.29%
   2014  Lowest contract charge 0.30% Class B       $10.27       --           --         --      (2.93)%
         Highest contract charge 1.70% Class B      $10.38       --           --         --      (4.24)%
         All contract charges                           --      892      $ 7,627       0.00%
2013(u)  Lowest contract charge 1.30% Class B       $ 6.64       --           --         --      45.93%
         Highest contract charge 1.70% Class B      $10.84       --           --         --      45.31%
         All contract charges                           --      738      $ 6,370       0.00%
CHARTER/SM/ SMALL CAP VALUE
   2017  Lowest contract charge 1.10% Class B       $11.55       --           --         --
         Highest contract charge 1.70% Class B      $24.23       --           --         --      10.10%
         All contract charges                           --      705      $13,781       1.28%      9.39%
   2016  Lowest contract charge 1.10% Class B       $10.49       --           --         --
         Highest contract charge 1.70% Class B      $22.15       --           --         --      23.85%
         All contract charges                           --    1,040      $19,843       1.81%     23.12%
   2015  Lowest contract charge 1.10% Class B(i)    $ 8.47       --           --         --
         Highest contract charge 1.70% Class B      $17.99       --           --         --     (14.27)%
         All contract charges                           --    1,317      $20,338       0.87%    (14.62)%
   2014  Lowest contract charge 1.20% Class B       $ 9.81       --           --         --
         Highest contract charge 1.70% Class B      $21.07       --           --         --      (6.21)%
         All contract charges                           --      731      $12,106       0.19%     (6.73)%
2013(u)  Lowest contract charge 1.20% Class B(c)    $10.46       --           --         --
         Highest contract charge 1.70% Class B      $22.59       --           --         --       4.70%
         All contract charges                           --      584      $11,411       0.75%     40.31%
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
   2017  Lowest contract charge 1.10% Class II      $10.59       --           --         --      14.73%
         Highest contract charge 1.70% Class II     $11.57       --           --         --      14.10%
         All contract charges                           --    4,641      $53,721       0.27%
   2016  Lowest contract charge 1.10% Class II      $ 9.23       --           --         --      (0.22)%
         Highest contract charge 1.70% Class II     $10.14       --           --         --      (0.78)%
         All contract charges                           --    4,463      $45,225       0.42%
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.25       --           --         --      (8.87)%
         Highest contract charge 1.70% Class II     $10.22       --           --         --      (3.68)%
         All contract charges                           --    4,018      $41,163       0.11%
   2014  Lowest contract charge 1.20% Class II(e)   $10.64       --           --         --       6.93%
         Highest contract charge 1.70% Class II(e)  $10.61       --           --         --       6.63%
         All contract charges                           --    1,072      $11,398       0.00%

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $12.59       --           --         --
      Highest contract charge 1.70% Class II          $12.44       --           --         --     17.77%
      All contract charges                                --    1,025      $12,893       1.14%    17.25%
2016  Lowest contract charge 1.30 % Class II          $10.69       --           --         --
      Highest contract charge 1.70% Class II          $10.61       --           --         --      7.98%
      All contract charges                                --      781      $ 8,342       1.41%     7.61%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.90       --           --         --
      Highest contract charge 1.70% Class II(g)       $ 9.86       --           --         --     (1.69)%
      All contract charges                                --      456      $ 4,512       2.35%    (2.09)%
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2017  Lowest contract charge 1.10% Class II           $12.64       --           --         --     17.69%
      Highest contract charge 1.70% Class II          $13.10       --           --         --     16.96%
      All contract charges                                --    2,293      $30,208       1.46%
2016  Lowest contract charge 1.10% Class II           $10.74       --           --         --     13.53%
      Highest contract charge 1.70% Class II          $11.20       --           --         --     12.90%
      All contract charges                                --    1,916      $21,544       1.68%
2015  Lowest contract charge 1.10% Class II(i)        $ 9.46       --           --         --     (4.64)%
      Highest contract charge 1.70% Class II          $ 9.92       --           --         --     (6.06)%
      All contract charges                                --    1,198      $11,927       2.27%
2014  Lowest contract charge 1.20% Class II(e)        $10.59       --           --         --      6.54%
      Highest contract charge 1.70% Class II(e)       $10.56       --           --         --      6.24%
      All contract charges                                --      286      $ 3,032       4.46%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2017  Lowest contract charge 1.30 % Class II          $11.80       --           --         --     11.11%
      Highest contract charge 1.70% Class II          $11.66       --           --         --     10.63%
      All contract charges                                --      391      $ 4,609       0.20%
2016  Lowest contract charge 1.30 % Class II          $10.62       --           --         --      7.71%
      Highest contract charge 1.70% Class II          $10.54       --           --         --      7.33%
      All contract charges                                --      349      $ 3,714       0.44%
2015  Lowest contract charge 1.30 % Class II(g)       $ 9.86       --           --         --     (3.14)%
      Highest contract charge 1.70% Class II(g)       $ 9.82       --           --         --     (3.54)%
      All contract charges                                --      229      $ 2,255       0.04%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2017  Lowest contract charge 0.30% Service Class      $11.04       --           --         --
      Highest contract charge 1.25% Service Class     $10.61       --           --         --      4.55%
      All contract charges                                --    1,656      $17,317       2.26%     3.61%
2016  Lowest contract charge 0.30% Service Class      $10.56       --           --         --
      Highest contract charge 1.25% Service Class     $10.24       --           --         --      3.02%
      All contract charges                                --    1,317      $13,346       2.90%     1.99%
2015  Lowest contract charge 0.30% Service Class(c)   $10.25       --           --         --
      Highest contract charge 1.25% Service Class     $10.04       --           --         --     (1.63)%
      All contract charges                                --      990      $ 9,912       2.62%    (2.62)%
2014  Lowest contract charge 1.20% Service Class      $10.31       --           --         --
      Highest contract charge 1.25% Service Class     $10.31       --           --         --      3.72%
      All contract charges                                --      588      $ 6,060       0.88%     3.72%
2013  Lowest contract charge 1.20 Service Class(c)    $ 9.94       --           --         --
      Highest contract charge 1.25% Service Class(c)  $ 9.94       --           --         --     (0.10)%
      All contract charges                                --       15      $   144       0.00%    (0.10)%
DELAWARE VIP(R) EMERGING MARKETS SERIES
2017  Lowest contract charge 1.10% Service Class      $12.26       --           --         --     38.69%
      Highest contract charge 1.25% Service Class     $11.61       --           --         --     38.38%
      All contract charges                                --      267      $ 3,190       0.28%
2016  Lowest contract charge 1.10% Service Class      $ 8.84       --           --         --     12.47%
      Highest contract charge 1.25% Service Class     $ 8.39       --           --         --     12.32%
      All contract charges                                --      122      $ 1,032       0.82%

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
DELAWARE VIP(R) EMERGING MARKETS SERIES (CONTINUED)
   2015  Lowest contract charge 1.10% Service Class(i)   $ 7.86       --            --        --     (18.30)%
         Highest contract charge 1.25% Service Class     $ 7.47       --            --        --     (15.88)%
         All contract charges                                --      105      $    790      0.52%
   2014  Lowest contract charge 1.20% Service Class      $ 8.88       --            --        --      (9.39)%
         Highest contract charge 1.25% Service Class     $ 8.88       --            --        --      (9.39)%
         All contract charges                                --       60      $    537      0.25%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 9.80       --            --        --       0.72%
         Highest contract charge 1.25% Service Class(c)  $ 9.80       --            --        --       0.72%
         All contract charges                                --        5      $     46      0.00%
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
   2017  Lowest contract charge 0.30% Service Class(c)   $10.46       --            --        --       1.65%
         Highest contract charge 1.25% Service Class     $10.05       --            --        --       0.60%
         All contract charges                                --    1,017      $ 10,209      1.79%
   2016  Lowest contract charge 1.10% Service Class      $ 9.92       --            --        --       0.51%
         Highest contract charge 1.25% Service Class     $ 9.99       --            --        --       0.40%
         All contract charges                                --      904      $  9,014      1.45%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.87       --            --        --      (1.00)%
         Highest contract charge 1.25% Service Class     $ 9.95       --            --        --      (0.60)%
         All contract charges                                --      637      $  6,330      1.46%
   2014  Lowest contract charge 1.20% Service Class      $10.02       --            --        --       0.40%
         Highest contract charge 1.25% Service Class     $10.01       --            --        --       0.30%
         All contract charges                                --      429      $  4,300      1.57%
   2013  Lowest contract charge 1.25% Service Class(c)   $ 9.98       --            --        --      (0.10)%
         Highest contract charge 1.25% Service Class(c)  $ 9.98       --            --        --      (0.10)%
         All contract charges                                --       --            --      0.00%
EATON VANCE VT FLOATING-RATE INCOME FUND
   2017  Lowest contract charge 0.30% Initial Class      $11.18       --            --        --       3.14%
         Highest contract charge 1.70% Initial Class     $10.55       --            --        --       1.74%
         All contract charges                                --    2,652      $ 28,322      3.26%
   2016  Lowest contract charge 0.30% Initial Class      $10.84       --            --        --       8.62%
         Highest contract charge 1.70% Initial Class     $10.37       --            --        --       7.13%
         All contract charges                                --    1,954      $ 20,455      3.47%
   2015  Lowest contract charge 0.30% Initial Class(c)   $ 9.98       --            --        --      (1.29)%
         Highest contract charge 1.70% Initial Class(g)  $ 9.68       --            --        --      (3.68)%
         All contract charges                                --    1,245      $ 12,125      3.34%
   2014  Lowest contract charge 1.20% Initial Class      $10.00       --            --        --      (0.50)%
         Highest contract charge 1.25% Initial Class     $ 9.99       --            --        --      (0.60)%
         All contract charges                                --      566      $  5,664      3.17%
   2013  Lowest contract charge 1.20% Initial Class(c)   $10.05       --            --        --       0.20%
         Highest contract charge 1.25% Initial Class(c)  $10.05       --            --        --       0.20%
         All contract charges                                --       29      $    290      0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 0.65% Class A            $19.96       --            --        --       7.37%
         Highest contract charge 1.70% Class A           $20.29       --            --        --       6.29%
         All contract charges                                --    6,202      $128,933      1.41%
   2016  Lowest contract charge 0.65% Class A            $18.59       --            --        --      17.21%
         Highest contract charge 1.70% Class A           $19.09       --            --        --      15.98%
         All contract charges                                --    6,386      $124,498      1.54%
   2015  Lowest contract charge 0.65% Class A            $15.86       --            --        --      (6.76)%
         Highest contract charge 1.70% Class A           $16.46       --            --        --      (7.79)%
         All contract charges                                --    6,479      $108,583      1.38%
   2014  Lowest contract charge 0.65% Class A            $17.01       --            --        --       9.04%
         Highest contract charge 1.70% Class A           $17.85       --            --        --       7.85%
         All contract charges                                --    5,944      $107,665      1.22%
2013(u)  Lowest contract charge 0.65% Class A            $15.60       --            --        --      36.84%
         Highest contract charge 1.70% Class A           $16.55       --            --        --      35.43%
         All contract charges                                --    4,625      $ 77,441      1.90%

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/BLACKROCK BASIC VALUE EQUITY
   2017  Lowest contract charge 1.10% Class B      $11.11       --           --         --       6.93%
         Highest contract charge 1.25% Class B     $13.03       --           --         --       6.80%
         All contract charges                          --    1,534      $18,662       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      16.74%
         Highest contract charge 1.25% Class B     $12.20       --           --         --      16.41%
         All contract charges                          --    1,279      $14,868       1.54%
   2015  Lowest contract charge 1.10% Class B(i)   $ 8.90       --           --         --     (10.73)%
         Highest contract charge 1.25% Class B     $10.48       --           --         --      (7.26)%
         All contract charges                          --    1,014      $10,445       1.38%
   2014  Lowest contract charge 1.20% Class B      $11.31       --           --         --       8.33%
         Highest contract charge 1.25% Class B     $11.30       --           --         --       8.34%
         All contract charges                          --      615      $ 6,959       1.22%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --           --         --       3.06%
         Highest contract charge 1.25% Class B(c)  $10.43       --           --         --       2.96%
         All contract charges                          --       45      $   475       1.90%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class A      $26.91       --           --         --      23.78%
         Highest contract charge 1.70% Class A     $26.04       --           --         --      23.30%
         All contract charges                          --      518      $13,770       0.77%
   2016  Lowest contract charge 1.30% Class A      $21.74       --           --         --       7.04%
         Highest contract charge 1.70% Class A     $21.12       --           --         --       6.61%
         All contract charges                          --      544      $11,682       0.88%
   2015  Lowest contract charge 1.30% Class A      $20.31       --           --         --       0.59%
         Highest contract charge 1.70% Class A     $19.81       --           --         --       0.15%
         All contract charges                          --      579      $11,637       0.60%
   2014  Lowest contract charge 1.30% Class A      $20.19       --           --         --       9.08%
         Highest contract charge 1.70% Class A     $19.78       --           --         --       8.62%
         All contract charges                          --      558      $11,176       0.76%
2013(u)  Lowest contract charge 1.30% Class A      $18.51       --           --         --      30.08%
         Highest contract charge 1.70% Class A     $18.21       --           --         --      29.61%
         All contract charges                          --      453      $ 8,324       1.76%
EQ/CAPITAL GUARDIAN RESEARCH
   2017  Lowest contract charge 1.30% Class B      $27.04       --           --         --      23.81%
         Highest contract charge 1.70% Class B     $24.25       --           --         --      23.35%
         All contract charges                          --      237      $ 6,170       0.77%
   2016  Lowest contract charge 1.30% Class B      $21.84       --           --         --       7.01%
         Highest contract charge 1.70% Class B     $19.66       --           --         --       6.56%
         All contract charges                          --      248      $ 5,200       0.88%
   2015  Lowest contract charge 1.30% Class B      $20.41       --           --         --       0.59%
         Highest contract charge 1.70% Class B     $18.45       --           --         --       0.22%
         All contract charges                          --      254      $ 4,999       0.60%
   2014  Lowest contract charge 1.30% Class B      $20.29       --           --         --       9.09%
         Highest contract charge 1.70% Class B     $18.41       --           --         --       8.61%
         All contract charges                          --      254      $ 4,987       0.76%
2013(u)  Lowest contract charge 1.30% Class B      $18.60       --           --         --      30.07%
         Highest contract charge 1.70% Class B     $16.95       --           --         --      29.49%
         All contract charges                          --      267      $ 4,841       1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.30% Class A      $25.12       --           --         --      18.88%
         Highest contract charge 1.70% Class A     $24.30       --           --         --      18.42%
         All contract charges                          --    1,676      $41,761       1.44%
   2016  Lowest contract charge 1.30% Class A      $21.13       --           --         --      10.28%
         Highest contract charge 1.70% Class A     $20.52       --           --         --       9.79%
         All contract charges                          --    1,377      $28,892       1.68%

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.16       --            --        --      (1.39)%
         Highest contract charge 1.70% Class A     $18.69       --            --        --      (1.79)%
         All contract charges                          --    1,300      $ 24,735      1.71%
   2014  Lowest contract charge 1.30% Class A      $19.43       --            --        --      10.65%
         Highest contract charge 1.70% Class A     $19.03       --            --        --      10.19%
         All contract charges                          --      929      $ 17,926      1.61%
2013(u)  Lowest contract charge 1.30% Class A      $17.56       --            --        --      30.75%
         Highest contract charge 1.70% Class A     $17.27       --            --        --      30.24%
         All contract charges                          --      585      $ 10,230      1.76%
EQ/COMMON STOCK INDEX
   2017  Lowest contract charge 1.10% Class B      $12.65       --            --        --      19.11%
         Highest contract charge 1.25% Class B     $14.94       --            --        --      18.95%
         All contract charges                          --      685      $  9,549      1.44%
   2016  Lowest contract charge 1.10% Class B      $10.62       --            --        --      10.51%
         Highest contract charge 1.25% Class B     $12.56       --            --        --      10.37%
         All contract charges                          --      476      $  5,821      1.68%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.61       --            --        --      (3.90)%
         Highest contract charge 1.25% Class B     $11.38       --            --        --      (1.30)%
         All contract charges                          --      365      $  4,121      1.71%
   2014  Lowest contract charge 1.20% Class B      $11.54       --            --        --      10.75%
         Highest contract charge 1.25% Class B     $11.53       --            --        --      10.65%
         All contract charges                          --      177      $  2,041      1.61%
   2013  Lowest contract charge 1.20% Class B(c)   $10.42       --            --        --       3.37%
         Highest contract charge 1.25% Class B(c)  $10.42       --            --        --       3.37%
         All contract charges                          --       10      $     99      1.76%
EQ/CORE BOND INDEX
   2017  Lowest contract charge 0.65% Class B      $10.49       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.29       --            --        --      (0.29)%
         All contract charges                          --   31,580      $333,707      1.59%
   2016  Lowest contract charge 0.65% Class B      $10.41       --            --        --       0.77%
         Highest contract charge 1.70% Class B     $10.32       --            --        --      (0.29)%
         All contract charges                          --   31,436      $332,136      1.45%
   2015  Lowest contract charge 0.65% Class B      $10.33       --            --        --      (0.29)%
         Highest contract charge 1.70% Class B     $10.35       --            --        --      (1.24)%
         All contract charges                          --   30,704      $325,029      1.46%
   2014  Lowest contract charge 0.65% Class B      $10.36       --            --        --       1.77%
         Highest contract charge 1.70% Class B     $10.48       --            --        --       0.67%
         All contract charges                          --   30,215      $323,566      1.32%
2013(u)  Lowest contract charge 0.65% Class B      $10.18       --            --        --      (2.21)%
         Highest contract charge 1.70% Class B     $10.41       --            --        --      (3.34)%
         All contract charges                          --   29,915      $317,364      1.23%
EQ/EMERGING MARKETS EQUITY PLUS
   2017  Lowest contract charge 1.10% Class B      $10.63       --            --        --      32.54%
         Highest contract charge 1.70% Class B     $10.12       --            --        --      31.60%
         All contract charges                          --      726      $  7,516      1.06%
   2016  Lowest contract charge 1.10% Class B      $ 8.02       --            --        --       8.53%
         Highest contract charge 1.70% Class B     $ 7.69       --            --        --       7.85%
         All contract charges                          --      535      $  4,188      0.90%
   2015  Lowest contract charge 1.10% Class B(i)   $ 7.39       --            --        --     (23.50)%
         Highest contract charge 1.70% Class B     $ 7.13       --            --        --     (19.53)%
         All contract charges                          --      348      $  2,519      0.32%
   2014  Lowest contract charge 1.20% Class B      $ 9.28       --            --        --      (4.33)%
         Highest contract charge 1.70% Class B     $ 8.86       --            --        --      (4.73)%
         All contract charges                          --      283      $  2,543      0.67%
   2013  Lowest contract charge 1.30% Class B(a)   $ 9.34       --            --        --      (6.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.30       --            --        --      (6.63)%
         All contract charges                          --       78      $    732      0.69%

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.65% Class A      $23.31       --            --        --     20.22%
         Highest contract charge 1.70% Class A     $24.25       --            --        --     18.99%
         All contract charges                          --    9,298      $230,465      1.57%
   2016  Lowest contract charge 0.65% Class A(c)   $19.39       --            --        --     10.55%
         Highest contract charge 1.70% Class A     $20.38       --            --        --      9.33%
         All contract charges                          --    8,016      $166,506      1.79%
   2015  Lowest contract charge 1.30% Class A      $19.11       --            --        --     (0.47)%
         Highest contract charge 1.70% Class A     $18.64       --            --        --     (0.90)%
         All contract charges                          --    7,002      $132,404      1.96%
   2014  Lowest contract charge 1.30% Class A      $19.20       --            --        --     11.50%
         Highest contract charge 1.70% Class A     $18.81       --            --        --     11.04%
         All contract charges                          --    5,070      $ 96,494      1.80%
2013(u)  Lowest contract charge 1.30% Class A      $17.22       --            --        --     29.77%
         Highest contract charge 1.70% Class A     $16.94       --            --        --     29.31%
         All contract charges                          --    3,194      $ 54,612      1.82%
EQ/EQUITY 500 INDEX
   2017  Lowest contract charge 0.30% Class B      $15.84       --            --        --     20.64%
         Highest contract charge 1.25% Class B     $15.22       --            --        --     19.56%
         All contract charges                          --    5,525      $ 78,918      1.57%
   2016  Lowest contract charge 0.30% Class B      $13.13       --            --        --     10.90%
         Highest contract charge 1.25% Class B     $12.73       --            --        --      9.84%
         All contract charges                          --    3,637      $ 44,022      1.79%
   2015  Lowest contract charge 0.30% Class B(c)   $11.84       --            --        --      0.51%
         Highest contract charge 1.25% Class B     $11.59       --            --        --     (0.52)%
         All contract charges                          --    2,185      $ 24,797      1.96%
   2014  Lowest contract charge 1.20% Class B      $11.66       --            --        --     11.69%
         Highest contract charge 1.25% Class B     $11.65       --            --        --     11.59%
         All contract charges                          --    1,097      $ 12,785      1.80%
   2013  Lowest contract charge 1.20% Class B(c)   $10.44       --            --        --      3.16%
         Highest contract charge 1.25% Class B(c)  $10.44       --            --        --      3.16%
         All contract charges                          --       14      $    146      1.82%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class A      $10.23       --            --        --      3.33%
         Highest contract charge 1.70% Class A     $ 9.90       --            --        --      2.91%
         All contract charges                          --      503      $  5,098      0.04%
   2016  Lowest contract charge 1.30% Class A      $ 9.90       --            --        --     (0.60)%
         Highest contract charge 1.70% Class A     $ 9.62       --            --        --     (1.03)%
         All contract charges                          --      563      $  5,534      1.84%
   2015  Lowest contract charge 0.65% Class A      $ 9.62       --            --        --     (4.37)%
         Highest contract charge 1.70% Class A     $ 9.72       --            --        --     (5.45)%
         All contract charges                          --      582      $  5,767      0.04%
   2014  Lowest contract charge 0.65% Class A      $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class A     $10.28       --            --        --     (0.77)%
         All contract charges                          --      621      $  6,477      0.70%
2013(u)  Lowest contract charge 1.30% Class A      $10.54       --            --        --     (3.83)%
         Highest contract charge 1.70% Class A     $10.36       --            --        --     (4.25)%
         All contract charges                          --      562      $  5,899      0.01%
EQ/GLOBAL BOND PLUS
   2017  Lowest contract charge 1.30% Class B      $11.74       --            --        --      3.35%
         Highest contract charge 1.70% Class B     $11.17       --            --        --      2.85%
         All contract charges                          --      405      $  4,649      0.04%
   2016  Lowest contract charge 1.30% Class B      $11.36       --            --        --     (0.70)%
         Highest contract charge 1.70% Class B     $10.86       --            --        --     (1.00)%
         All contract charges                          --      410      $  4,568      1.84%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/GLOBAL BOND PLUS (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $11.44       --            --        --     (4.98)%
         Highest contract charge 1.70% Class B     $10.97       --            --        --     (5.43)%
         All contract charges                          --      445      $  5,002      0.04%
   2014  Lowest contract charge 1.30% Class B      $12.04       --            --        --     (0.50)%
         Highest contract charge 1.70% Class B     $11.60       --            --        --     (0.85)%
         All contract charges                          --      445      $  5,262      0.70%
2013(u)  Lowest contract charge 1.30% Class B      $12.10       --            --        --     (3.74)%
         Highest contract charge 1.70% Class B     $11.70       --            --        --     (4.18)%
         All contract charges                          --      454      $  5,404      0.01%
EQ/INTERMEDIATE GOVERNMENT BOND
   2017  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.00%
         Highest contract charge 1.70% Class B     $ 9.66       --            --        --     (1.33)%
         All contract charges                          --   12,267      $123,980      0.85%
   2016  Lowest contract charge 0.30% Class B      $10.07       --            --        --      0.10%
         Highest contract charge 1.70% Class B     $ 9.79       --            --        --     (1.21)%
         All contract charges                          --   12,441      $126,941      0.68%
   2015  Lowest contract charge 0.30% Class B(c)   $10.06       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $ 9.91       --            --        --     (1.29)%
         All contract charges                          --   12,206      $125,847      0.59%
   2014  Lowest contract charge 0.65% Class B      $10.07       --            --        --      0.80%
         Highest contract charge 1.70% Class B     $10.04       --            --        --     (0.20)%
         All contract charges                          --   12,538      $130,682      0.41%
2013(u)  Lowest contract charge 0.65% Class B      $ 9.99       --            --        --     (2.25)%
         Highest contract charge 1.70% Class B     $10.06       --            --        --     (3.36)%
         All contract charges                          --   12,463      $129,739      0.22%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 1.30% Class A      $13.55       --            --        --     21.63%
         Highest contract charge 1.70% Class A     $13.11       --            --        --     21.16%
         All contract charges                          --    2,318      $ 31,039      2.94%
   2016  Lowest contract charge 0.65% Class A      $10.91       --            --        --      1.58%
         Highest contract charge 1.70% Class A     $10.82       --            --        --      0.46%
         All contract charges                          --    2,071      $ 22,815      3.01%
   2015  Lowest contract charge 0.65% Class A      $10.74       --            --        --     (2.81)%
         Highest contract charge 1.70% Class A     $10.77       --            --        --     (3.84)%
         All contract charges                          --    1,880      $ 20,562      2.82%
   2014  Lowest contract charge 0.65% Class A      $11.05       --            --        --     (7.53)%
         Highest contract charge 1.70% Class A     $11.20       --            --        --     (8.50)%
         All contract charges                          --    1,362      $ 15,412      4.42%
2013(u)  Lowest contract charge 0.65% Class A      $11.95       --            --        --     20.71%
         Highest contract charge 1.70% Class A     $12.24       --            --        --     19.41%
         All contract charges                          --      639      $  7,902      2.96%
EQ/INTERNATIONAL EQUITY INDEX
   2017  Lowest contract charge 0.30% Class B      $11.49       --            --        --     22.89%
         Highest contract charge 1.25% Class B     $11.04       --            --        --     21.72%
         All contract charges                          --    1,689      $ 18,593      2.94%
   2016  Lowest contract charge 0.30% Class B      $ 9.35       --            --        --      1.85%
         Highest contract charge 1.25% Class B     $ 9.07       --            --        --      0.89%
         All contract charges                          --    1,217      $ 11,019      3.01%
   2015  Lowest contract charge 0.30% Class B(c)   $ 9.18       --            --        --     (2.44)%
         Highest contract charge 1.25% Class B     $ 8.99       --            --        --     (3.33)%
         All contract charges                          --      745      $  6,690      2.82%
   2014  Lowest contract charge 1.20% Class B      $ 9.31       --            --        --     (8.00)%
         Highest contract charge 1.25% Class B     $ 9.30       --            --        --     (8.10)%
         All contract charges                          --      500      $  4,652      4.42%
   2013  Lowest contract charge 1.20% Class B(c)   $10.12       --            --        --      1.10%
         Highest contract charge 1.25% Class B(c)  $10.12       --            --        --      1.10%
         All contract charges                          --        4      $     40      2.96%

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class A(e)  $23.63       --           --         --     16.46%
         Highest contract charge 1.70% Class A    $22.86       --           --         --     15.98%
         All contract charges                         --    1,362      $31,909       0.80%
   2016  Lowest contract charge 0.65% Class A     $18.72       --           --         --     16.56%
         Highest contract charge 1.70% Class A    $19.71       --           --         --     15.40%
         All contract charges                         --    1,379      $27,771       2.49%
   2015  Lowest contract charge 0.65% Class A     $16.06       --           --         --     (6.79)%
         Highest contract charge 1.70% Class A    $17.08       --           --         --     (7.78)%
         All contract charges                         --    1,482      $25,762       2.15%
   2014  Lowest contract charge 0.65% Class A     $17.23       --           --         --      8.23%
         Highest contract charge 1.70% Class A    $18.52       --           --         --      7.05%
         All contract charges                         --    1,384      $25,986       2.26%
2013(u)  Lowest contract charge 0.65% Class A     $15.92       --           --         --     34.23%
         Highest contract charge 1.70% Class A    $17.30       --           --         --     32.77%
         All contract charges                         --      299      $ 5,249       4.77%
EQ/INVESCO COMSTOCK
   2017  Lowest contract charge 1.30% Class B     $20.84       --           --         --     16.42%
         Highest contract charge 1.70% Class B    $19.80       --           --         --     15.99%
         All contract charges                         --      461      $ 9,403       0.80%
   2016  Lowest contract charge 1.30% Class B     $17.90       --           --         --     15.86%
         Highest contract charge 1.70% Class B    $17.07       --           --         --     15.42%
         All contract charges                         --      489      $ 8,604       2.49%
   2015  Lowest contract charge 1.30% Class B     $15.45       --           --         --     (7.37)%
         Highest contract charge 1.70% Class B    $14.79       --           --         --     (7.79)%
         All contract charges                         --      604      $ 9,159       2.15%
   2014  Lowest contract charge 1.30% Class B     $16.68       --           --         --      7.47%
         Highest contract charge 1.70% Class B    $16.04       --           --         --      7.00%
         All contract charges                         --      612      $10,036       2.26%
2013(u)  Lowest contract charge 1.30% Class B     $15.52       --           --         --     33.33%
         Highest contract charge 1.70% Class B    $14.99       --           --         --     32.77%
         All contract charges                         --      192      $ 2,939       4.77%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class A     $24.93       --           --         --     16.22%
         Highest contract charge 1.70% Class A    $24.12       --           --         --     15.74%
         All contract charges                         --      485      $11,969       0.87%
   2016  Lowest contract charge 0.65% Class A     $20.41       --           --         --     20.77%
         Highest contract charge 1.70% Class A    $20.84       --           --         --     19.50%
         All contract charges                         --      467      $ 9,912       1.14%
   2015  Lowest contract charge 0.65% Class A     $16.90       --           --         --     (2.93)%
         Highest contract charge 1.70% Class A    $17.44       --           --         --     (3.96)%
         All contract charges                         --      406      $ 7,204       0.74%
   2014  Lowest contract charge 0.65% Class A     $17.41       --           --         --     13.64%
         Highest contract charge 1.70% Class A    $18.16       --           --         --     12.45%
         All contract charges                         --      365      $ 6,734       1.09%
2013(u)  Lowest contract charge 0.65% Class A     $15.32       --           --         --     34.98%
         Highest contract charge 1.70% Class A    $16.15       --           --         --     33.47%
         All contract charges                         --      371      $ 6,078       2.08%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class B     $26.68       --           --         --     16.20%
         Highest contract charge 1.70% Class B    $27.15       --           --         --     15.73%
         All contract charges                         --      378      $ 9,976       0.87%
   2016  Lowest contract charge 1.30% Class B     $22.96       --           --         --     19.96%
         Highest contract charge 1.70% Class B    $23.46       --           --         --     19.45%
         All contract charges                         --      327      $ 7,422       1.14%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 1.30% Class B      $19.14       --           --         --     (3.58)%
         Highest contract charge 1.70% Class B     $19.64       --           --         --     (3.91)%
         All contract charges                          --      248      $ 4,682       0.74%
   2014  Lowest contract charge 1.30% Class B      $19.85       --           --         --     12.91%
         Highest contract charge 1.70% Class B     $20.44       --           --         --     12.43%
         All contract charges                          --      156      $ 3,131       1.09%
2013(u)  Lowest contract charge 1.30% Class B      $17.58       --           --         --     33.99%
         Highest contract charge 1.70% Class B     $18.18       --           --         --     33.48%
         All contract charges                          --      127      $ 2,263       2.08%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 0.65% Class A      $24.85       --           --         --     28.42%
         Highest contract charge 1.70% Class A     $26.55       --           --         --     27.03%
         All contract charges                          --    1,806      $49,189       0.81%
   2016  Lowest contract charge 1.30% Class A      $21.51       --           --         --      4.93%
         Highest contract charge 1.70% Class A     $20.90       --           --         --      4.55%
         All contract charges                          --    1,533      $32,753       1.12%
   2015  Lowest contract charge 1.30% Class A      $20.50       --           --         --      3.54%
         Highest contract charge 1.70% Class A     $19.99       --           --         --      3.09%
         All contract charges                          --    1,290      $26,251       0.97%
   2014  Lowest contract charge 1.30% Class A      $19.80       --           --         --     10.74%
         Highest contract charge 1.70% Class A     $19.39       --           --         --     10.30%
         All contract charges                          --      993      $19,557       1.17%
2013(u)  Lowest contract charge 1.30% Class A      $17.88       --           --         --     30.80%
         Highest contract charge 1.70% Class A     $17.58       --           --         --     30.22%
         All contract charges                          --      698      $12,399       1.10%
EQ/LARGE CAP GROWTH INDEX
   2017  Lowest contract charge 1.10% Class B      $13.28       --           --         --     27.82%
         Highest contract charge 1.25% Class B     $16.09       --           --         --     27.60%
         All contract charges                          --    1,263      $18,737       0.81%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      5.16%
         Highest contract charge 1.25% Class B     $12.61       --           --         --      5.08%
         All contract charges                          --      859      $10,320       1.12%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.88       --           --         --     (1.20)%
         Highest contract charge 1.25% Class B     $12.00       --           --         --      3.54%
         All contract charges                          --      473      $ 5,594       0.97%
   2014  Lowest contract charge 1.20% Class B      $11.60       --           --         --     10.90%
         Highest contract charge 1.25% Class B     $11.59       --           --         --     10.80%
         All contract charges                          --      278      $ 3,223       1.17%
   2013  Lowest contract charge 1.30% Class B(c)   $10.46       --           --         --      3.87%
         Highest contract charge 1.70% Class B(c)  $10.46       --           --         --      3.87%
         All contract charges                          --       15      $   157       1.10%
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.30% Class A      $23.02       --           --         --     11.53%
         Highest contract charge 1.70% Class A     $22.27       --           --         --     11.07%
         All contract charges                          --    1,325      $30,204       2.05%
   2016  Lowest contract charge 1.30% Class A      $20.64       --           --         --     14.99%
         Highest contract charge 1.70% Class A     $20.05       --           --         --     14.51%
         All contract charges                          --    1,107      $22,642       2.25%
   2015  Lowest contract charge 1.30% Class A      $17.95       --           --         --     (5.68)%
         Highest contract charge 1.70% Class A     $17.51       --           --         --     (6.06)%
         All contract charges                          --    1,441      $25,524       2.87%
   2014  Lowest contract charge 1.30% Class A      $19.03       --           --         --     11.16%
         Highest contract charge 1.70% Class A     $18.64       --           --         --     10.69%
         All contract charges                          --      910      $17,135       2.02%
2013(u)  Lowest contract charge 1.30% Class A      $17.12       --           --         --     29.89%
         Highest contract charge 1.70% Class A     $16.84       --           --         --     29.34%
         All contract charges                          --      544      $ 9,242       1.80%

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/LARGE CAP VALUE INDEX
   2017  Lowest contract charge 1.10% Class B      $12.11       --           --         --     11.72%
         Highest contract charge 1.25% Class B     $14.02       --           --         --     11.54%
         All contract charges                          --      811      $10,859       2.05%
   2016  Lowest contract charge 1.10% Class B      $10.84       --           --         --     15.20%
         Highest contract charge 1.25% Class B     $12.57       --           --         --     15.11%
         All contract charges                          --      539      $ 6,576       2.25%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.41       --           --         --     (5.81)%
         Highest contract charge 1.25% Class B     $10.92       --           --         --     (5.70)%
         All contract charges                          --      324      $ 3,514       2.87%
   2014  Lowest contract charge 1.20% Class B      $11.58       --           --         --     11.24%
         Highest contract charge 1.25% Class B     $11.58       --           --         --     11.24%
         All contract charges                          --      151      $ 1,749       2.02%
   2013  Lowest contract charge 1.20% Class B(c)   $10.41       --           --         --      2.76%
         Highest contract charge 1.25% Class B(c)  $10.41       --           --         --      2.76%
         All contract charges                          --        7      $    73       1.80%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 1.30% Class A      $16.50       --           --         --     30.43%
         Highest contract charge 1.70% Class A     $15.96       --           --         --     29.86%
         All contract charges                          --    1,833      $29,949       0.86%
   2016  Lowest contract charge 1.30% Class A      $12.65       --           --         --      0.64%
         Highest contract charge 1.70% Class A     $12.29       --           --         --      0.24%
         All contract charges                          --    1,611      $20,205       1.02%
   2015  Lowest contract charge 1.30% Class A      $12.57       --           --         --     (1.10)%
         Highest contract charge 1.70% Class A     $12.26       --           --         --     (1.53)%
         All contract charges                          --    1,570      $19,572       0.62%
   2014  Lowest contract charge 1.30% Class A      $12.71       --           --         --     (6.27)%
         Highest contract charge 1.70% Class A     $12.45       --           --         --     (6.60)%
         All contract charges                          --    1,355      $17,105       1.04%
2013(u)  Lowest contract charge 1.30% Class A      $13.56       --           --         --     12.16%
         Highest contract charge 1.70% Class A     $13.33       --           --         --     11.74%
         All contract charges                          --    1,117      $15,044       1.10%
EQ/MFS INTERNATIONAL GROWTH
   2017  Lowest contract charge 0.30% Class B(c)   $12.70       --           --         --     31.61%
         Highest contract charge 1.70% Class B     $20.00       --           --         --     29.87%
         All contract charges                          --    1,359      $17,271       0.86%
   2016  Lowest contract charge 1.10% Class B      $ 9.21       --           --         --      0.88%
         Highest contract charge 1.70% Class B     $15.40       --           --         --      0.20%
         All contract charges                          --    1,176      $11,810       1.02%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.13       --           --         --     (8.52)%
         Highest contract charge 1.70% Class B     $15.37       --           --         --     (1.47)%
         All contract charges                          --      973      $10,104       0.62%
   2014  Lowest contract charge 1.20% Class B      $ 9.40       --           --         --     (6.19)%
         Highest contract charge 1.70% Class B     $15.60       --           --         --     (6.64)%
         All contract charges                          --      809      $ 8,848       1.04%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.02       --           --         --      0.50%
         Highest contract charge 1.70% Class B     $16.71       --           --         --     11.70%
         All contract charges                          --      613      $ 7,458       1.10%
EQ/MID CAP INDEX
   2017  Lowest contract charge 1.30% Class A      $26.56       --           --         --     13.94%
         Highest contract charge 1.70% Class A     $25.70       --           --         --     13.52%
         All contract charges                          --    2,519      $66,190       0.94%
   2016  Lowest contract charge 1.30% Class A      $23.31       --           --         --     18.38%
         Highest contract charge 1.70% Class A     $22.64       --           --         --     17.86%
         All contract charges                          --    2,625      $60,435       1.28%

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/MID CAP INDEX (CONTINUED)
   2015  Lowest contract charge 1.30% Class A      $19.69       --           --         --     (4.14)%
         Highest contract charge 1.70% Class A     $19.21       --           --         --     (4.48)%
         All contract charges                          --    1,883      $36,792       0.90%
   2014  Lowest contract charge 1.30% Class A      $20.54       --           --         --      7.60%
         Highest contract charge 1.70% Class A     $20.11       --           --         --      7.14%
         All contract charges                          --    1,672      $34,038       1.03%
2013(u)  Lowest contract charge 1.30% Class A      $19.09       --           --         --     30.84%
         Highest contract charge 1.70% Class A     $18.77       --           --         --     30.35%
         All contract charges                          --    1,012      $19,196       1.02%
EQ/MID CAP INDEX
   2017  Lowest contract charge 0.30% Class B      $14.98       --           --         --     15.14%
         Highest contract charge 1.25% Class B     $14.40       --           --         --     14.10%
         All contract charges                          --    1,603      $21,792       0.94%
   2016  Lowest contract charge 0.30% Class B      $13.01       --           --         --     19.58%
         Highest contract charge 1.25% Class B     $12.62       --           --         --     18.39%
         All contract charges                          --    1,206      $14,632       1.28%
   2015  Lowest contract charge 0.30% Class B(c)   $10.88       --           --         --     (3.20)%
         Highest contract charge 1.25% Class B     $10.66       --           --         --     (4.05)%
         All contract charges                          --      958      $10,059       0.90%
   2014  Lowest contract charge 1.20% Class B      $11.12       --           --         --      7.65%
         Highest contract charge 1.25% Class B     $11.11       --           --         --      7.66%
         All contract charges                          --      559      $ 6,207       1.03%
   2013  Lowest contract charge 1.20% Class B(c)   $10.33       --           --         --      3.09%
         Highest contract charge 1.25% Class B(c)  $10.32       --           --         --      2.99%
         All contract charges                          --       14      $   144       1.02%
EQ/MONEY MARKET
   2017  Lowest contract charge 0.65% Class A      $ 9.58       --           --         --     (0.31)%
         Highest contract charge 1.70% Class A     $ 8.74       --           --         --     (1.35)%
         All contract charges                          --    6,813      $61,312       0.38%
   2016  Lowest contract charge 0.65% Class A      $ 9.61       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 8.86       --           --         --     (1.66)%
         All contract charges                          --    9,468      $86,860       0.00%
   2015  Lowest contract charge 0.65% Class A      $ 9.67       --           --         --     (0.62)%
         Highest contract charge 1.70% Class A     $ 9.01       --           --         --     (1.74)%
         All contract charges                          --    8,253      $77,117       0.00%
   2014  Lowest contract charge 0.65% Class A      $ 9.73       --           --         --     (0.71)%
         Highest contract charge 1.70% Class A     $ 9.17       --           --         --     (1.71)%
         All contract charges                          --    5,837      $54,908       0.00%
2013(u)  Lowest contract charge 0.65% Class A      $ 9.80       --           --         --     (0.61)%
         Highest contract charge 1.70% Class A     $ 9.33       --           --         --     (1.69)%
         All contract charges                          --    5,649      $54,098       0.00%
EQ/MONEY MARKET
   2017  Lowest contract charge 1.10% Class B      $ 9.75       --           --         --     (0.71)%
         Highest contract charge 1.70% Class B     $23.88       --           --         --     (1.32)%
         All contract charges                          --    6,338      $62,447       0.38%
   2016  Lowest contract charge 1.10% Class B(i)   $ 9.82       --           --         --     (1.11)%
         Highest contract charge 1.70% Class B     $24.20       --           --         --     (1.67)%
         All contract charges                          --    6,688      $66,890       0.00%
   2015  Lowest contract charge 0.30% Class B      $ 9.93       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $24.61       --           --         --     (1.72)%
         All contract charges                          --    5,965      $60,652       0.00%
   2014  Lowest contract charge 0.30% Class B      $ 9.96       --           --         --     (0.30)%
         Highest contract charge 1.70% Class B     $25.04       --           --         --     (1.69)%
         All contract charges                          --    5,879      $60,569       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $ 9.98       --           --         --     (0.10)%
         Highest contract charge 1.70% Class B     $25.47       --           --         --     (1.70)%
         All contract charges                          --    2,743      $29,635       0.00%

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 1.30% Class A      $21.03       --           --         --     33.86%
         Highest contract charge 1.70% Class A     $20.35       --           --         --     33.36%
         All contract charges                          --    3,093      $64,193       0.60%
   2016  Lowest contract charge 1.30% Class A      $15.71       --           --         --     (1.26)%
         Highest contract charge 1.70% Class A     $15.26       --           --         --     (1.68)%
         All contract charges                          --    2,463      $38,345       0.82%
   2015  Lowest contract charge 1.30% Class A      $15.91       --           --         --      1.86%
         Highest contract charge 1.70% Class A     $15.52       --           --         --      1.44%
         All contract charges                          --    2,630      $41,513       0.28%
   2014  Lowest contract charge 1.30% Class A      $15.62       --           --         --      0.45%
         Highest contract charge 1.70% Class A     $15.30       --           --         --      0.07%
         All contract charges                          --    2,055      $31,876       0.58%
2013(u)  Lowest contract charge 1.30% Class A      $15.55       --           --         --     24.70%
         Highest contract charge 1.70% Class A     $15.29       --           --         --     24.21%
         All contract charges                          --    1,401      $21,649       2.86%
EQ/OPPENHEIMER GLOBAL
   2017  Lowest contract charge 0.30% Class B      $14.57       --           --         --     35.16%
         Highest contract charge 1.70% Class B     $18.17       --           --         --     33.31%
         All contract charges                          --    1,311      $20,934       0.60%
   2016  Lowest contract charge 0.30% Class B      $10.78       --           --         --     (0.19)%
         Highest contract charge 1.70% Class B     $13.63       --           --         --     (1.66)%
         All contract charges                          --    1,253      $15,560       0.82%
   2015  Lowest contract charge 0.30% Class B      $10.80       --           --         --      2.86%
         Highest contract charge 1.70% Class B     $13.86       --           --         --      1.39%
         All contract charges                          --    1,058      $13,387       0.28%
   2014  Lowest contract charge 0.30% Class B      $10.50       --           --         --      1.45%
         Highest contract charge 1.70% Class B     $13.67       --           --         --      0.07%
         All contract charges                          --      633      $ 8,270       0.58%
2013(u)  Lowest contract charge 1.30% Class B(c)   $10.33       --           --         --      3.40%
         Highest contract charge 1.70% Class B     $13.66       --           --         --     24.18%
         All contract charges                          --      416      $ 5,762       2.86%
EQ/PIMCO GLOBAL REAL RETURN(T)
   2017  Lowest contract charge 1.10% Class B      $10.58       --           --         --      1.83%
         Highest contract charge 1.70% Class B     $10.40       --           --         --      1.17%
         All contract charges                          --    1,985      $21,118       1.41%
   2016  Lowest contract charge 1.10% Class B      $10.39       --           --         --      9.02%
         Highest contract charge 1.70% Class B     $10.28       --           --         --      8.44%
         All contract charges                          --    1,311      $13,760       6.00%
   2015  Lowest contract charge 1.10% Class B(i)   $ 9.53       --           --         --     (3.54)%
         Highest contract charge 1.70% Class B     $ 9.48       --           --         --     (4.05)%
         All contract charges                          --      856      $ 8,251       1.54%
   2014  Lowest contract charge 1.20% Class B      $10.31       --           --         --      6.51%
         Highest contract charge 1.70% Class B     $ 9.88       --           --         --      6.01%
         All contract charges                          --      455      $ 4,558       7.08%
   2013  Lowest contract charge 1.20% Class B(c)   $ 9.68       --           --         --     (2.22)%
         Highest contract charge 1.70% Class B(a)  $ 9.32       --           --         --     (6.61)%
         All contract charges                          --      153      $ 1,423       0.17%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.30% Class A      $ 9.56       --           --         --      0.53%
         Highest contract charge 1.70% Class A     $ 9.25       --           --         --      0.11%
         All contract charges                          --    2,497      $23,664       1.27%
   2016  Lowest contract charge 1.30% Class A      $ 9.51       --           --         --      0.63%
         Highest contract charge 1.70% Class A     $ 9.24       --           --         --      0.33%
         All contract charges                          --    2,698      $25,429       1.05%

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
   2015  Lowest contract charge 1.30% Class A     $ 9.45       --           --         --     (1.56)%
         Highest contract charge 1.70% Class A    $ 9.21       --           --         --     (2.02)%
         All contract charges                         --    2,491      $23,337       0.51%
   2014  Lowest contract charge 1.30% Class A     $ 9.60       --           --         --     (1.34)%
         Highest contract charge 1.70% Class A    $ 9.40       --           --         --     (1.78)%
         All contract charges                         --    2,340      $22,300       0.40%
2013(u)  Lowest contract charge 1.30% Class A     $ 9.73       --           --         --     (1.32)%
         Highest contract charge 1.70% Class A    $ 9.57       --           --         --     (1.64)%
         All contract charges                         --    2,328      $22,491       0.80%
EQ/PIMCO ULTRA SHORT BOND
   2017  Lowest contract charge 1.10% Class B     $10.06       --           --         --      0.80%
         Highest contract charge 1.70% Class B    $ 9.91       --           --         --      0.20%
         All contract charges                         --      950      $ 9,340       1.27%
   2016  Lowest contract charge 1.10% Class B     $ 9.98       --           --         --      0.91%
         Highest contract charge 1.70% Class B    $ 9.89       --           --         --      0.30%
         All contract charges                         --      755      $ 7,364       1.05%
   2015  Lowest contract charge 1.10% Class B(i)  $ 9.89       --           --         --     (1.10)%
         Highest contract charge 1.70% Class B    $ 9.86       --           --         --     (1.99)%
         All contract charges                         --      597      $ 5,742       0.51%
   2014  Lowest contract charge 1.20% Class B     $ 9.84       --           --         --     (1.30)%
         Highest contract charge 1.70% Class B    $10.06       --           --         --     (1.85)%
         All contract charges                         --      389      $ 3,788       0.40%
2013(u)  Lowest contract charge 1.20% Class B(c)  $ 9.97       --           --         --     (0.20)%
         Highest contract charge 1.70% Class B    $10.25       --           --         --     (1.35)%
         All contract charges                         --      228      $ 2,227       0.80%
EQ/QUALITY BOND PLUS
   2017  Lowest contract charge 1.30% Class B     $10.99       --           --         --      0.09%
         Highest contract charge 1.70% Class B    $15.31       --           --         --     (0.33)%
         All contract charges                         --    2,455      $28,720       1.23%
   2016  Lowest contract charge 1.30% Class B     $10.98       --           --         --     (0.09)%
         Highest contract charge 1.70% Class B    $15.36       --           --         --     (0.52)%
         All contract charges                         --    2,276      $26,773       1.19%
   2015  Lowest contract charge 1.30% Class B     $10.99       --           --         --     (1.08)%
         Highest contract charge 1.70% Class B    $15.44       --           --         --     (1.47)%
         All contract charges                         --    2,274      $26,943       1.10%
   2014  Lowest contract charge 1.30% Class B     $11.11       --           --         --      1.55%
         Highest contract charge 1.70% Class B    $15.67       --           --         --      1.16%
         All contract charges                         --    2,077      $25,065       1.06%
2013(u)  Lowest contract charge 1.30% Class B     $10.94       --           --         --     (3.53)%
         Highest contract charge 1.70% Class B    $15.49       --           --         --     (3.97)%
         All contract charges                         --    1,880      $22,503       0.40%
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 1.30% Class A     $25.70       --           --         --     12.52%
         Highest contract charge 1.70% Class A    $24.86       --           --         --     12.08%
         All contract charges                         --    1,766      $44,885       1.07%
   2016  Lowest contract charge 1.30% Class A     $22.84       --           --         --     18.96%
         Highest contract charge 1.70% Class A    $22.18       --           --         --     18.48%
         All contract charges                         --    1,959      $44,158       1.42%
   2015  Lowest contract charge 1.30% Class A     $19.20       --           --         --     (5.79)%
         Highest contract charge 1.70% Class A    $18.72       --           --         --     (6.21)%
         All contract charges                         --    1,291      $24,592       0.89%
   2014  Lowest contract charge 1.30% Class A     $20.38       --           --         --      3.50%
         Highest contract charge 1.70% Class A    $19.96       --           --         --      3.10%
         All contract charges                         --    1,162      $23,463       0.93%
2013(u)  Lowest contract charge 1.30% Class A     $19.69       --           --         --     35.61%
         Highest contract charge 1.70% Class A    $19.36       --           --         --     35.10%
         All contract charges                         --      974      $19,005       1.36%

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
EQ/SMALL COMPANY INDEX
   2017  Lowest contract charge 0.30% Class B      $14.10       --            --        --     13.62%
         Highest contract charge 1.25% Class B     $13.55       --            --        --     12.54%
         All contract charges                          --    1,204      $ 15,721      1.07%
   2016  Lowest contract charge 0.30% Class B      $12.41       --            --        --     20.25%
         Highest contract charge 1.25% Class B     $12.04       --            --        --     19.09%
         All contract charges                          --      927      $ 10,907      1.42%
   2015  Lowest contract charge 0.30% Class B(c)   $10.32       --            --        --     (4.88)%
         Highest contract charge 1.25% Class B     $10.11       --            --        --     (5.78)%
         All contract charges                          --      501      $  5,003      0.89%
   2014  Lowest contract charge 1.20% Class B      $10.74       --            --        --      3.67%
         Highest contract charge 1.25% Class B     $10.73       --            --        --      3.57%
         All contract charges                          --      249      $  2,679      0.93%
   2013  Lowest contract charge 1.25% Class B(c)   $10.36       --            --        --      4.75%
         Highest contract charge 1.25% Class B(c)  $10.36       --            --        --      4.75%
         All contract charges                          --        3      $     34      1.36%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 1.30% Class A(a)   $28.39       --            --        --     31.68%
         Highest contract charge 1.70% Class A     $27.47       --            --        --     31.12%
         All contract charges                          --    5,607      $157,447      0.00%
   2016  Lowest contract charge 0.65% Class A      $19.20       --            --        --      0.68%
         Highest contract charge 1.70% Class A     $20.95       --            --        --     (0.38)%
         All contract charges                          --    4,834      $103,341      0.00%
   2015  Lowest contract charge 0.65% Class A      $19.07       --            --        --      9.53%
         Highest contract charge 1.70% Class A     $21.03       --            --        --      8.35%
         All contract charges                          --    4,505      $ 96,324      0.00%
   2014  Lowest contract charge 0.65% Class A      $17.41       --            --        --      7.94%
         Highest contract charge 1.70% Class A     $19.41       --            --        --      6.82%
         All contract charges                          --    3,388      $ 66,665      0.00%
2013(u)  Lowest contract charge 0.65% Class A      $16.13       --            --        --     37.04%
         Highest contract charge 1.70% Class A     $18.17       --            --        --     35.60%
         All contract charges                          --    2,395      $ 44,014      0.00%
EQ/T. ROWE PRICE GROWTH STOCK
   2017  Lowest contract charge 0.30% Class B(c)   $16.76       --            --        --     32.91%
         Highest contract charge 1.70% Class B     $34.30       --            --        --     31.12%
         All contract charges                          --    3,322      $ 55,656      0.00%
   2016  Lowest contract charge 1.10% Class B      $10.18       --            --        --      0.20%
         Highest contract charge 1.70% Class B     $26.16       --            --        --     (0.38)%
         All contract charges                          --    2,738      $ 37,437      0.00%
   2015  Lowest contract charge 1.10% Class B(i)   $10.16       --            --        --      1.50%
         Highest contract charge 1.70% Class B     $26.26       --            --        --      8.38%
         All contract charges                          --    2,064      $ 29,276      0.00%
   2014  Lowest contract charge 1.20% Class B      $11.23       --            --        --      7.26%
         Highest contract charge 1.70% Class B     $24.23       --            --        --      6.79%
         All contract charges                          --    1,415      $ 19,973      0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)   $10.47       --            --        --      5.23%
         Highest contract charge 1.70% Class B     $22.69       --            --        --     35.54%
         All contract charges                          --      933      $ 13,678      0.00%
EQ/UBS GROWTH & INCOME
   2017  Lowest contract charge 1.30% Class B      $ 4.35       --            --        --     19.83%
         Highest contract charge 1.70% Class B     $10.24       --            --        --     19.21%
         All contract charges                          --    1,146      $  7,925      0.27%
   2016  Lowest contract charge 1.30% Class B      $ 3.63       --            --        --      8.68%
         Highest contract charge 1.70% Class B     $ 8.59       --            --        --      8.32%
         All contract charges                          --    1,209      $  7,215      0.86%

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
EQ/UBS GROWTH & INCOME (CONTINUED)
   2015  Lowest contract charge 1.30% Class B            $ 3.34       --           --         --     (2.62)%
         Highest contract charge 1.70% Class B           $ 7.93       --           --         --     (3.06)%
         All contract charges                                --    1,120      $ 6,412       0.63%
   2014  Lowest contract charge 1.30% Class B            $ 3.43       --           --         --     12.83%
         Highest contract charge 1.70% Class B           $ 8.18       --           --         --     12.52%
         All contract charges                                --      960      $ 5,733       0.64%
2013(u)  Lowest contract charge 1.30% Class B            $ 3.04       --           --         --     33.92%
         Highest contract charge 1.70% Class B           $ 7.27       --           --         --     33.15%
         All contract charges                                --      870      $ 4,909       1.10%
FEDERATED HIGH INCOME BOND FUND II
   2017  Lowest contract charge 0.30% Service Class      $12.11       --           --         --      6.23%
         Highest contract charge 1.25% Service Class     $11.64       --           --         --      5.24%
         All contract charges                                --    1,670      $19,170       5.96%
   2016  Lowest contract charge 0.30% Service Class      $11.40       --           --         --     14.23%
         Highest contract charge 1.25% Service Class     $11.06       --           --         --     13.09%
         All contract charges                                --    1,353      $14,777       5.05%
   2015  Lowest contract charge 0.30% Service Class      $ 9.98       --           --         --     (3.01)%
         Highest contract charge 1.25% Service Class     $ 9.78       --           --         --     (3.93)%
         All contract charges                                --      950      $ 9,245       4.48%
   2014  Lowest contract charge 0.30% Service Class      $10.29       --           --         --      2.08%
         Highest contract charge 1.25% Service Class     $10.18       --           --         --      1.19%
         All contract charges                                --      523      $ 5,327       2.87%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.06       --           --         --      0.70%
         Highest contract charge 1.25% Service Class(c)  $10.06       --           --         --      0.70%
         All contract charges                                --       11      $   108       0.00%
FEDERATED KAUFMANN FUND II
   2017  Lowest contract charge 0.30% Service Class      $16.07       --           --         --     27.54%
         Highest contract charge 1.25% Service Class     $15.44       --           --         --     26.35%
         All contract charges                                --      517      $ 7,249       0.00%
   2016  Lowest contract charge 0.30% Service Class      $12.60       --           --         --      3.11%
         Highest contract charge 1.25% Service Class     $12.22       --           --         --      2.09%
         All contract charges                                --      369      $ 4,196       0.00%
   2015  Lowest contract charge 0.30% Service Class(c)   $12.22       --           --         --      5.89%
         Highest contract charge 1.25% Service Class     $11.97       --           --         --      4.82%
         All contract charges                                --      309      $ 3,575       0.00%
   2014  Lowest contract charge 1.20% Service Class      $11.42       --           --         --      8.14%
         Highest contract charge 1.25% Service Class     $11.42       --           --         --      8.14%
         All contract charges                                --       66      $   761       0.00%
   2013  Lowest contract charge 1.20% Service Class(c)   $10.56       --           --         --      5.39%
         Highest contract charge 1.25% Service Class(c)  $10.56       --           --         --      5.39%
         All contract charges                                --        1      $     5       0.00%
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2    $17.98       --           --         --     16.91%
         Highest contract charge 1.70% Service Class 2   $17.40       --           --         --     16.47%
         All contract charges                                --       51      $   908       1.12%
   2016  Lowest contract charge 1.30% Service Class 2    $15.38       --           --         --      0.85%
         Highest contract charge 1.70% Service Class 2   $14.94       --           --         --      0.47%
         All contract charges                                --       49      $   742       1.07%
   2015  Lowest contract charge 1.30% Service Class 2    $15.25       --           --         --     (1.49)%
         Highest contract charge 1.70% Service Class 2   $14.87       --           --         --     (1.91)%
         All contract charges                                --       59      $   894       0.95%
   2014  Lowest contract charge 1.30% Service Class 2    $15.48       --           --         --      4.17%
         Highest contract charge 1.70% Service Class 2   $15.16       --           --         --      3.76%
         All contract charges                                --       59      $   926       0.63%
2013(u)  Lowest contract charge 0.65% Service Class 2    $13.05       --           --         --     21.28%
         Highest contract charge 1.70% Service Class 2   $14.61       --           --         --     20.05%
         All contract charges                                --       79      $ 1,146       0.73%

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------
                                                                  UNITS    ACCUMULATION INVESTMENT
                                                        UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                        VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                        ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2   $15.20       --            --        --     21.21%
         Highest contract charge 1.70% Service Class 2  $22.95       --            --        --     19.53%
         All contract charges                               --    8,459      $180,837      0.79%
   2016  Lowest contract charge 0.30% Service Class 2   $12.54       --            --        --      7.36%
         Highest contract charge 1.70% Service Class 2  $19.20       --            --        --      5.90%
         All contract charges                               --    7,832      $142,371      0.64%
   2015  Lowest contract charge 0.30% Service Class 2   $11.68       --            --        --      0.17%
         Highest contract charge 1.70% Service Class 2  $18.13       --            --        --     (1.31)%
         All contract charges                               --    8,028      $139,805      0.93%
   2014  Lowest contract charge 0.30% Service Class 2   $11.66       --            --        --     11.26%
         Highest contract charge 1.70% Service Class 2  $18.37       --            --        --      9.80%
         All contract charges                               --    5,992      $107,411      0.87%
2013(u)  Lowest contract charge 0.65% Service Class 2   $15.10       --            --        --     30.17%
         Highest contract charge 1.70% Service Class 2  $16.73       --            --        --     28.69%
         All contract charges                               --    4,352      $ 73,472      1.00%
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.30       --            --        --     13.31%
         Highest contract charge 1.70% Service Class 2  $13.91       --            --        --     12.91%
         All contract charges                               --       69      $    975      1.35%
   2016  Lowest contract charge 1.30% Service Class 2   $12.62       --            --        --      4.21%
         Highest contract charge 1.70% Service Class 2  $12.32       --            --        --      3.79%
         All contract charges                               --       47      $    598      1.09%
   2015  Lowest contract charge 1.30% Service Class 2   $12.11       --            --        --     (1.78)%
         Highest contract charge 1.70% Service Class 2  $11.87       --            --        --     (2.22)%
         All contract charges                               --       60      $    717      1.52%
   2014  Lowest contract charge 1.30% Service Class 2   $12.33       --            --        --      3.09%
         Highest contract charge 1.70% Service Class 2  $12.14       --            --        --      2.71%
         All contract charges                               --       67      $    825      1.29%
2013(u)  Lowest contract charge 1.30% Service Class 2   $11.96       --            --        --     12.62%
         Highest contract charge 1.70% Service Class 2  $11.82       --            --        --     12.14%
         All contract charges                               --       77      $    904      1.56%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $14.71       --            --        --     14.74%
         Highest contract charge 1.70% Service Class 2  $14.30       --            --        --     14.31%
         All contract charges                               --       84      $  1,227      1.36%
   2016  Lowest contract charge 1.30% Service Class 2   $12.82       --            --        --      4.48%
         Highest contract charge 1.70% Service Class 2  $12.51       --            --        --      3.99%
         All contract charges                               --       82      $  1,045      1.14%
   2015  Lowest contract charge 1.30% Service Class 2   $12.27       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2  $12.03       --            --        --     (2.20)%
         All contract charges                               --       95      $  1,162      2.06%
   2014  Lowest contract charge 1.30% Service Class 2   $12.49       --            --        --      3.22%
         Highest contract charge 1.65% Service Class 2  $12.32       --            --        --      2.84%
         All contract charges                               --       56      $    702      1.34%
2013(u)  Lowest contract charge 1.30% Service Class 2   $12.10       --            --        --     14.15%
         Highest contract charge 1.65% Service Class 2  $11.98       --            --        --     13.77%
         All contract charges                               --       62      $    747      1.60%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2   $15.44       --            --        --     16.00%
         Highest contract charge 1.65% Service Class 2  $15.07       --            --        --     15.66%
         All contract charges                               --       89      $  1,367      1.26%
   2016  Lowest contract charge 1.30% Service Class 2   $13.31       --            --        --      4.64%
         Highest contract charge 1.65% Service Class 2  $13.03       --            --        --      4.24%
         All contract charges                               --       92      $  1,210      1.40%

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO (CONTINUED)
   2015  Lowest contract charge 1.30% Service Class 2     $12.72       --            --        --     (1.78)%
         Highest contract charge 1.65% Service Class 2    $12.50       --            --        --     (2.11)%
         All contract charges                                 --       78      $    981      1.61%
   2014  Lowest contract charge 1.30% Service Class 2     $12.95       --            --        --      3.43%
         Highest contract charge 1.65% Service Class 2    $12.77       --            --        --      3.07%
         All contract charges                                 --       70      $    916      1.39%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.52       --            --        --     18.22%
         Highest contract charge 1.65% Service Class 2    $12.39       --            --        --     17.78%
         All contract charges                                 --       73      $    907      1.85%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class 2     $16.04       --            --        --     19.08%
         Highest contract charge 1.70% Service Class 2    $15.60       --            --        --     18.63%
         All contract charges                                 --       62      $  1,002      1.13%
   2016  Lowest contract charge 1.30% Service Class 2     $13.47       --            --        --      4.99%
         Highest contract charge 1.70% Service Class 2    $13.15       --            --        --      4.61%
         All contract charges                                 --       66      $    895      1.26%
   2015  Lowest contract charge 1.30% Service Class 2     $12.83       --            --        --     (1.76)%
         Highest contract charge 1.70% Service Class 2    $12.57       --            --        --     (2.26)%
         All contract charges                                 --       65      $    839      1.45%
   2014  Lowest contract charge 1.30% Service Class 2     $13.06       --            --        --      3.32%
         Highest contract charge 1.70% Service Class 2    $12.86       --            --        --      2.96%
         All contract charges                                 --       64      $    840      1.76%
2013(u)  Lowest contract charge 1.30% Service Class 2     $12.64       --            --        --     19.81%
         Highest contract charge 1.65% Service Class 2    $12.51       --            --        --     19.37%
         All contract charges                                 --       49      $    614      1.73%
FIDELITY(R) VIP MID CAP PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $14.64       --            --        --     20.20%
         Highest contract charge 1.70% Service Class 2    $22.26       --            --        --     18.53%
         All contract charges                                 --    4,323      $ 87,138      0.50%
   2016  Lowest contract charge 0.30% Service Class 2     $12.18       --            --        --     11.54%
         Highest contract charge 1.70% Service Class 2    $18.78       --            --        --     10.02%
         All contract charges                                 --    3,955      $ 68,757      0.33%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.92       --            --        --     (1.89)%
         Highest contract charge 1.70% Service Class 2    $17.07       --            --        --     (3.34)%
         All contract charges                                 --    3,700      $ 59,517      0.28%
   2014  Lowest contract charge 0.65% Service Class 2     $14.56       --            --        --      5.35%
         Highest contract charge 1.70% Service Class 2    $17.66       --            --        --      4.25%
         All contract charges                                 --    2,761      $ 47,363      0.02%
2013(u)  Lowest contract charge 0.65% Service Class 2     $13.82       --            --        --     34.96%
         Highest contract charge 1.70% Service Class 2    $16.94       --            --        --     33.60%
         All contract charges                                 --    1,859      $ 31,753      0.33%
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
   2017  Lowest contract charge 0.30% Service Class 2     $11.59       --            --        --      7.31%
         Highest contract charge 1.70% Service Class 2    $13.06       --            --        --      5.75%
         All contract charges                                 --    9,253      $116,085      3.27%
   2016  Lowest contract charge 0.30% Service Class 2     $10.80       --            --        --      7.68%
         Highest contract charge 1.70% Service Class 2    $12.35       --            --        --      6.19%
         All contract charges                                 --    7,661      $ 91,574      3.83%
   2015  Lowest contract charge 0.30% Service Class 2(c)  $10.03       --            --        --     (2.24)%
         Highest contract charge 1.70% Service Class 2    $11.63       --            --        --     (3.65)%
         All contract charges                                 --    6,084      $ 68,880      2.91%
   2014  Lowest contract charge 0.65% Service Class 2     $11.35       --            --        --      2.71%
         Highest contract charge 1.70% Service Class 2    $12.07       --            --        --      1.68%
         All contract charges                                 --    4,647      $ 54,833      3.55%
2013(u)  Lowest contract charge 1.30% Service Class 2(c)  $ 9.94       --            --        --     (0.10)%
         Highest contract charge 1.70% Service Class 2    $11.87       --            --        --     (1.66)%
         All contract charges                                 --    3,045      $ 36,493      4.28%

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $10.67       --           --         --      4.81%
         Highest contract charge 1.70% Class I Shares     $10.80       --           --         --      4.25%
         All contract charges                                 --      368      $ 4,001       2.83%
   2016  Lowest contract charge 1.10% Class I Shares      $10.18       --           --         --      8.07%
         Highest contract charge 1.70% Class I Shares     $10.36       --           --         --      7.47%
         All contract charges                                 --      274      $ 2,852       2.29%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.42       --           --         --     (5.23)%
         Highest contract charge 1.70% Class I Shares     $ 9.64       --           --         --     (4.84)%
         All contract charges                                 --      235      $ 2,284       2.74%
   2014  Lowest contract charge 1.20% Class I Shares(e)   $10.16       --           --         --      2.11%
         Highest contract charge 1.70% Class I Shares(e)  $10.13       --           --         --      1.81%
         All contract charges                                 --       54      $   558       1.33%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Class I Shares      $12.13       --           --         --     12.31%
         Highest contract charge 1.70% Class I Shares     $14.91       --           --         --     11.52%
         All contract charges                                 --    3,503      $50,335       1.34%
   2016  Lowest contract charge 1.10% Class I Shares      $10.80       --           --         --     10.43%
         Highest contract charge 1.70% Class I Shares     $13.37       --           --         --      9.86%
         All contract charges                                 --    2,929      $38,062       1.13%
   2015  Lowest contract charge 1.10% Class I Shares(i)   $ 9.78       --           --         --     (1.91)%
         Highest contract charge 1.70% Class I Shares     $12.17       --           --         --     (1.62)%
         All contract charges                                 --    1,665      $19,927       2.64%
   2014  Lowest contract charge 1.20% Class I Shares      $11.01       --           --         --      8.69%
         Highest contract charge 1.70% Class I Shares     $12.37       --           --         --      8.13%
         All contract charges                                 --      795      $ 9,688       0.96%
   2013  Lowest contract charge 1.20% Class I Shares(c)   $10.13       --           --         --      1.10%
         Highest contract charge 1.70% Class I Shares     $11.44       --           --         --     10.85%
         All contract charges                                 --      324      $ 3,696       1.72%
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
   2017  Lowest contract charge 1.10% Class 2(i)          $11.06       --           --         --     10.71%
         Highest contract charge 1.70% Class 2            $16.12       --           --         --     10.03%
         All contract charges                                 --    1,402      $21,003       2.68%
   2016  Lowest contract charge 0.65% Class 2             $14.87       --           --         --     12.40%
         Highest contract charge 1.70% Class 2            $14.65       --           --         --     11.32%
         All contract charges                                 --    1,369      $18,653       3.98%
   2015  Lowest contract charge 0.65% Class 2             $13.23       --           --         --     (6.83)%
         Highest contract charge 1.70% Class 2            $13.16       --           --         --     (7.84)%
         All contract charges                                 --    1,405      $17,143       2.85%
   2014  Lowest contract charge 0.65% Class 2             $14.20       --           --         --      2.23%
         Highest contract charge 1.70% Class 2            $14.28       --           --         --      1.13%
         All contract charges                                 --    1,440      $19,384       2.72%
2013(u)  Lowest contract charge 1.20% Class 2(c)          $10.23       --           --         --      1.49%
         Highest contract charge 1.70% Class 2            $14.12       --           --         --     21.62%
         All contract charges                                 --      641      $ 9,134      11.93%
FRANKLIN INCOME VIP FUND
   2017  Lowest contract charge 0.30% Class 2(c)          $12.23       --           --         --      9.39%
         Highest contract charge 1.70% Class 2            $15.35       --           --         --      7.79%
         All contract charges                                 --    6,702      $92,902       4.12%
   2016  Lowest contract charge 0.65% Class 2             $14.18       --           --         --     13.26%
         Highest contract charge 1.70% Class 2            $14.24       --           --         --     12.13%
         All contract charges                                 --    6,365      $82,729       4.86%
   2015  Lowest contract charge 0.65% Class 2             $12.52       --           --         --     (7.60)%
         Highest contract charge 1.70% Class 2            $12.70       --           --         --     (8.63)%
         All contract charges                                 --    6,154      $72,293       4.74%

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                             UNITS    ACCUMULATION INVESTMENT
                                                   UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                   VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                   ------ ----------- ------------ ---------- --------
FRANKLIN INCOME VIP FUND (CONTINUED)
   2014  Lowest contract charge 0.65% Class 2      $13.55       --           --         --      3.91%
         Highest contract charge 1.70% Class 2     $13.90       --           --         --      2.81%
         All contract charges                          --    5,180      $66,764       4.72%
2013(u)  Lowest contract charge 1.30% Class 2      $13.04       --           --         --     13.19%
         Highest contract charge 1.70% Class 2     $13.52       --           --         --     12.01%
         All contract charges                          --    2,211      $29,986       5.98%
FRANKLIN MUTUAL SHARES VIP FUND
   2017  Lowest contract charge 1.10% Class 2      $11.10       --           --         --      7.14%
         Highest contract charge 1.70% Class 2     $17.62       --           --         --      6.53%
         All contract charges                          --      877      $14,585       2.25%
   2016  Lowest contract charge 1.10% Class 2      $10.36       --           --         --     14.86%
         Highest contract charge 1.70% Class 2     $16.54       --           --         --     14.07%
         All contract charges                          --      858      $13,696       2.06%
   2015  Lowest contract charge 1.10% Class 2(i)   $ 9.02       --           --         --     (9.71)%
         Highest contract charge 1.70% Class 2     $14.50       --           --         --     (6.51)%
         All contract charges                          --      898      $12,751       3.14%
   2014  Lowest contract charge 1.20% Class 2      $10.92       --           --         --      5.81%
         Highest contract charge 1.70% Class 2     $15.51       --           --         --      5.30%
         All contract charges                          --      869      $13,443       2.07%
2013(u)  Lowest contract charge 1.20% Class 2(c)   $10.32       --           --         --      2.18%
         Highest contract charge 1.70% Class 2     $14.73       --           --         --     26.11%
         All contract charges                          --      730      $10,864       2.26%
FRANKLIN RISING DIVIDENDS VIP FUND
   2017  Lowest contract charge 0.30% Class 2      $14.95       --           --         --     20.18%
         Highest contract charge 1.70% Class 2     $16.32       --           --         --     18.52%
         All contract charges                          --    5,167      $81,438       1.53%
   2016  Lowest contract charge 0.30% Class 2      $12.44       --           --         --     15.72%
         Highest contract charge 1.70% Class 2     $13.77       --           --         --     14.08%
         All contract charges                          --    4,789      $64,083       1.34%
   2015  Lowest contract charge 0.30% Class 2      $10.75       --           --         --     (3.93)%
         Highest contract charge 1.70% Class 2     $12.07       --           --         --     (5.26)%
         All contract charges                          --    3,813      $44,928       1.44%
   2014  Lowest contract charge 0.30% Class 2      $11.19       --           --         --      8.43%
         Highest contract charge 1.70% Class 2     $12.74       --           --         --      6.88%
         All contract charges                          --    3,177      $39,577       1.29%
   2013  Lowest contract charge 1.20% Class 2(c)   $10.31       --           --         --      1.78%
         Highest contract charge 1.70% Class 2(a)  $11.92       --           --         --     18.61%
         All contract charges                          --    1,457      $17,336       0.56%
FRANKLIN STRATEGIC INCOME VIP FUND
   2017  Lowest contract charge 0.65% Class 2      $12.52       --           --         --      3.81%
         Highest contract charge 1.70% Class 2     $12.96       --           --         --      2.78%
         All contract charges                          --    4,596      $60,976       2.93%
   2016  Lowest contract charge 0.65% Class 2      $12.06       --           --         --      7.30%
         Highest contract charge 1.70% Class 2     $12.61       --           --         --      6.14%
         All contract charges                          --    4,605      $59,238       3.41%
   2015  Lowest contract charge 0.65% Class 2      $11.24       --           --         --     (4.50)%
         Highest contract charge 1.70% Class 2     $11.88       --           --         --     (5.49)%
         All contract charges                          --    4,649      $56,137       6.46%
   2014  Lowest contract charge 1.30% Class 2      $12.84       --           --         --      0.55%
         Highest contract charge 1.70% Class 2     $12.57       --           --         --      0.16%
         All contract charges                          --    4,121      $52,504       5.75%
2013(u)  Lowest contract charge 1.30% Class 2      $12.77       --           --         --      2.00%
         Highest contract charge 1.70% Class 2     $12.55       --           --         --      1.54%
         All contract charges                          --    2,705      $34,333       6.10%

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
GOLDMAN SACHS VIT MID CAP VALUE FUND
   2017  Lowest contract charge 1.30% Service Shares(a)  $22.16       --           --         --       9.38%
         Highest contract charge 1.70% Service Shares    $21.44       --           --         --       8.94%
         All contract charges                                --    1,396      $30,643       0.48%
   2016  Lowest contract charge 0.65% Service Shares     $17.23       --           --         --      12.54%
         Highest contract charge 1.70% Service Shares    $19.68       --           --         --      11.38%
         All contract charges                                --    1,568      $31,462       1.14%
   2015  Lowest contract charge 0.65% Service Shares     $15.31       --           --         --     (10.10)%
         Highest contract charge 1.70% Service Shares    $17.67       --           --         --     (11.07)%
         All contract charges                                --    1,675      $30,099       0.12%
   2014  Lowest contract charge 0.65% Service Shares     $17.03       --           --         --      12.56%
         Highest contract charge 1.70% Service Shares    $19.87       --           --         --      11.38%
         All contract charges                                --    1,494      $30,097       0.90%
2013(u)  Lowest contract charge 0.65% Service Shares     $15.13       --           --         --      31.68%
         Highest contract charge 1.70% Service Shares    $17.84       --           --         --      30.31%
         All contract charges                                --    1,090      $19,669       0.74%
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
   2017  Lowest contract charge 0.30% Common Shares      $10.54       --           --         --       8.44%
         Highest contract charge 1.70% Common Shares     $ 7.52       --           --         --       6.82%
         All contract charges                                --      323      $ 2,866       1.44%
   2016  Lowest contract charge 0.30% Common Shares(c)   $ 9.72       --           --         --     (15.03)%
         Highest contract charge 1.70% Common Shares     $ 7.04       --           --         --     (16.19)%
         All contract charges                                --      292      $ 2,432       3.96%
   2015  Lowest contract charge 1.10% Common Shares(i)   $ 9.28       --           --         --      (5.50)%
         Highest contract charge 1.70% Common Shares     $ 8.40       --           --         --      (3.23)%
         All contract charges                                --      206      $ 2,030       2.39%
   2014  Lowest contract charge 1.20% Common Shares      $11.53       --           --         --      10.65%
         Highest contract charge 1.70% Common Shares     $ 8.68       --           --         --      10.15%
         All contract charges                                --      122      $ 1,204       0.00%
2013(u)  Lowest contract charge 1.20% Common Shares(c)   $10.42       --           --         --       3.17%
         Highest contract charge 1.70% Common Shares     $ 7.88       --           --         --       0.90%
         All contract charges                                --       75      $   604       0.00%
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
   2017  Lowest contract charge 1.30% Common Shares      $ 9.86       --           --         --       2.39%
         Highest contract charge 1.70% Common Shares     $ 9.59       --           --         --       1.91%
         All contract charges                                --       70      $   686       0.00%
   2016  Lowest contract charge 1.30% Common Shares      $ 9.63       --           --         --      (1.83)%
         Highest contract charge 1.70% Common Shares     $ 9.41       --           --         --      (2.18)%
         All contract charges                                --       92      $   882       0.10%
   2015  Lowest contract charge 1.30% Common Shares      $ 9.81       --           --         --       0.51%
         Highest contract charge 1.70% Common Shares     $ 9.62       --           --         --       0.21%
         All contract charges                                --       93      $   901       0.66%
   2014  Lowest contract charge 1.30% Common Shares      $ 9.76       --           --         --       3.28%
         Highest contract charge 1.70% Common Shares     $ 9.60       --           --         --       2.78%
         All contract charges                                --       84      $   814       0.00%
2013(u)  Lowest contract charge 1.30% Common Shares      $ 9.45       --           --         --       0.43%
         Highest contract charge 1.70% Common Shares     $ 9.34       --           --         --         --
         All contract charges                                --       81      $   768       0.00%
HARTFORD CAPITAL APPRECIATION HLS FUND
   2017  Lowest contract charge 0.30% Class IC           $12.96       --           --         --      21.12%
         Highest contract charge 1.70% Class IC          $12.32       --           --         --      19.38%
         All contract charges                                --    1,420      $17,578       0.73%
   2016  Lowest contract charge 0.30% Class IC           $10.70       --           --         --       4.70%
         Highest contract charge 1.70% Class IC          $10.32       --           --         --       3.30%
         All contract charges                                --    1,214      $12,577       0.74%

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
HARTFORD CAPITAL APPRECIATION HLS FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Class IC(e)    $10.22       --           --         --      0.20%
         Highest contract charge 1.70% Class IC      $ 9.99       --           --         --     (1.19)%
         All contract charges                            --      977      $ 9,786       0.97%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.14       --           --         --      1.91%
         Highest contract charge 1.70% Class IC(e)   $10.11       --           --         --      1.61%
         All contract charges                            --      171      $ 1,727       1.82%
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2017  Lowest contract charge 1.10% Class IC(i)    $12.71       --           --         --     28.38%
         Highest contract charge 1.70% Class IC      $14.62       --           --         --     27.57%
         All contract charges                            --    2,348      $34,021       0.00%
   2016  Lowest contract charge 0.30% Class IC       $11.88       --           --         --     (1.33)%
         Highest contract charge 1.70% Class IC      $11.46       --           --         --     (2.63)%
         All contract charges                            --    2,249      $25,515       0.26%
   2015  Lowest contract charge 0.30% Class IC(e)    $12.04       --           --         --     10.87%
         Highest contract charge 1.70% Class IC      $11.77       --           --         --      9.29%
         All contract charges                            --    1,740      $20,369       0.00%
   2014  Lowest contract charge 1.20% Class IC(e)    $10.80       --           --         --      8.22%
         Highest contract charge 1.70% Class IC(e)   $10.77       --           --         --      7.92%
         All contract charges                            --      149      $ 1,604       0.06%
INVESCO V.I. AMERICAN FRANCHISE FUND
   2017  Lowest contract charge 1.30% Series II      $26.42       --           --         --     25.39%
         Highest contract charge 1.70% Series II     $25.56       --           --         --     24.87%
         All contract charges                            --       19      $   504       0.00%
   2016  Lowest contract charge 1.30% Series II      $21.07       --           --         --      0.67%
         Highest contract charge 1.70% Series II     $20.47       --           --         --      0.29%
         All contract charges                            --       22      $   461       0.00%
   2015  Lowest contract charge 1.30% Series II      $20.93       --           --         --      3.41%
         Highest contract charge 1.70% Series II     $20.41       --           --         --      2.98%
         All contract charges                            --       42      $   869       0.00%
   2014  Lowest contract charge 1.30% Series II      $20.24       --           --         --      6.75%
         Highest contract charge 1.70% Series II     $19.82       --           --         --      6.33%
         All contract charges                            --       23      $   441       0.00%
2013(u)  Lowest contract charge 1.30% Series II      $18.96       --           --         --     37.99%
         Highest contract charge 1.70% Series II     $18.64       --           --         --     37.36%
         All contract charges                            --       54      $ 1,013       0.19%
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2017  Lowest contract charge 1.10% Series II      $10.91       --           --         --      8.67%
         Highest contract charge 1.25% Series II     $11.56       --           --         --      8.54%
         All contract charges                            --      932      $10,547       3.79%
   2016  Lowest contract charge 1.10% Series II      $10.04       --           --         --     10.21%
         Highest contract charge 1.25% Series II     $10.65       --           --         --     10.13%
         All contract charges                            --      852      $ 8,910       0.21%
   2015  Lowest contract charge 1.10% Series II(i)   $ 9.11       --           --         --     (7.14)%
         Highest contract charge 1.25% Series II     $ 9.67       --           --         --     (5.66)%
         All contract charges                            --      492      $ 4,743       4.19%
   2014  Lowest contract charge 1.20% Series II      $10.25       --           --         --      4.38%
         Highest contract charge 1.25% Series II     $10.25       --           --         --      4.38%
         All contract charges                            --      285      $ 2,918       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $ 9.82       --           --         --     (0.61)%
         Highest contract charge 1.25% Series II(c)  $ 9.82       --           --         --     (0.61)%
         All contract charges                            --       46      $   448       0.00%

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                               UNITS    ACCUMULATION INVESTMENT
                                                     UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                     VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                     ------ ----------- ------------ ---------- --------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
   2017  Lowest contract charge 0.65% Series II      $21.54       --           --         --       7.65%
         Highest contract charge 1.70% Series II     $18.43       --           --         --       6.47%
         All contract charges                            --    3,809      $78,587       1.53%
   2016  Lowest contract charge 0.65% Series II(c)   $20.01       --           --         --      13.76%
         Highest contract charge 1.70% Series II     $17.31       --           --         --      12.62%
         All contract charges                            --    3,584      $68,919       1.28%
   2015  Lowest contract charge 1.30% Series II      $17.67       --           --         --       0.51%
         Highest contract charge 1.70% Series II     $15.37       --           --         --       0.07%
         All contract charges                            --    2,212      $37,467       1.79%
   2014  Lowest contract charge 1.30% Series II      $17.58       --           --         --      11.05%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      10.66%
         All contract charges                            --      965      $16,416       1.62%
2013(u)  Lowest contract charge 1.30% Series II      $15.83       --           --         --      29.12%
         Highest contract charge 1.70% Series II     $13.88       --           --         --      28.52%
         All contract charges                            --      674      $10,334       2.45%
INVESCO V.I. EQUITY AND INCOME FUND
   2017  Lowest contract charge 1.30 % Series II     $11.86       --           --         --       9.31%
         Highest contract charge 1.70% Series II     $11.72       --           --         --       8.92%
         All contract charges                            --    1,267      $15,012       1.61%
   2016  Lowest contract charge 1.30 % Series II     $10.85       --           --         --      13.38%
         Highest contract charge 1.70% Series II     $10.76       --           --         --      12.91%
         All contract charges                            --      866      $ 9,383       1.84%
   2015  Lowest contract charge 1.30 % Series II(g)  $ 9.57       --           --         --      (4.49)%
         Highest contract charge 1.70% Series II(g)  $ 9.53       --           --         --      (4.89)%
         All contract charges                            --      462      $ 4,421       3.43%
INVESCO V.I. GLOBAL HEALTH CARE FUND
   2017  Lowest contract charge 1.10% Series II(i)   $ 9.37       --           --         --      14.27%
         Highest contract charge 1.25% Series II     $12.65       --           --         --      14.17%
         All contract charges                            --      391      $ 4,408       0.09%
   2016  Lowest contract charge 0.30% Series II      $11.42       --           --         --     (11.95)%
         Highest contract charge 1.25% Series II     $11.08       --           --         --     (12.82)%
         All contract charges                            --      337      $ 3,381       0.00%
   2015  Lowest contract charge 0.30% Series II(c)   $12.97       --           --         --       2.53%
         Highest contract charge 1.25% Series II     $12.71       --           --         --       1.60%
         All contract charges                            --      290      $ 3,491       0.00%
   2014  Lowest contract charge 1.20% Series II      $12.51       --           --         --      17.91%
         Highest contract charge 1.25% Series II     $12.51       --           --         --      17.91%
         All contract charges                            --       83      $ 1,035       0.00%
   2013  Lowest contract charge 1.20% Series II(c)   $10.61       --           --         --       4.53%
         Highest contract charge 1.25% Series II(c)  $10.61       --           --         --       4.53%
         All contract charges                            --       --      $     2       0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
   2017  Lowest contract charge 0.30% Series II      $12.16       --           --         --      12.38%
         Highest contract charge 1.70% Series II     $16.45       --           --         --      10.77%
         All contract charges                            --    4,991      $79,140       3.07%
   2016  Lowest contract charge 0.30% Series II      $10.82       --           --         --       1.60%
         Highest contract charge 1.70% Series II     $14.85       --           --         --       0.13%
         All contract charges                            --    5,207      $74,983       1.42%
   2015  Lowest contract charge 0.30% Series II(c)   $10.65       --           --         --      (2.11)%
         Highest contract charge 1.70% Series II     $14.83       --           --         --      (3.45)%
         All contract charges                            --    5,226      $75,807       3.43%
   2014  Lowest contract charge 0.65% Series II      $13.21       --           --         --      13.59%
         Highest contract charge 1.70% Series II     $15.36       --           --         --      12.45%
         All contract charges                            --    4,488      $68,108       1.53%
2013(u)  Lowest contract charge 0.65% Series II      $11.63       --           --         --       1.84%
         Highest contract charge 1.70% Series II     $13.66       --           --         --       0.66%
         All contract charges                            --    3,351      $46,150       4.09%

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
INVESCO V.I. HIGH YIELD FUND
   2017  Lowest contract charge 0.30% Series II   $11.54       --           --         --      5.77%
         Highest contract charge 1.70% Series II  $12.56       --           --         --      4.32%
         All contract charges                         --    3,407      $41,395       3.97%
   2016  Lowest contract charge 0.30% Series II   $10.91       --           --         --     10.54%
         Highest contract charge 1.70% Series II  $12.04       --           --         --      8.96%
         All contract charges                         --    3,324      $38,848       4.14%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (3.71)%
         Highest contract charge 1.70% Series II  $11.05       --           --         --     (4.99)%
         All contract charges                         --    2,968      $31,929       5.68%
   2014  Lowest contract charge 0.30% Series II   $10.25       --           --         --      1.28%
         Highest contract charge 1.70% Series II  $11.63       --           --         --     (0.17)%
         All contract charges                         --    2,245      $25,344       5.18%
2013(u)  Lowest contract charge 0.65% Series II   $12.31       --           --         --      6.12%
         Highest contract charge 1.70% Series II  $11.65       --           --         --      4.95%
         All contract charges                         --    1,141      $13,370       5.59%
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2017  Lowest contract charge 0.30% Series II   $11.96       --           --         --     22.42%
         Highest contract charge 1.70% Series II  $15.21       --           --         --     20.62%
         All contract charges                         --    3,631      $52,842       1.27%
   2016  Lowest contract charge 0.30% Series II   $ 9.77       --           --         --     (1.01)%
         Highest contract charge 1.70% Series II  $12.61       --           --         --     (2.32)%
         All contract charges                         --    3,542      $43,251       1.19%
   2015  Lowest contract charge 0.30% Series II   $ 9.87       --           --         --     (2.95)%
         Highest contract charge 1.70% Series II  $12.91       --           --         --     (4.30)%
         All contract charges                         --    3,333      $42,225       1.35%
   2014  Lowest contract charge 0.30% Series II   $10.17       --           --         --     (0.20)%
         Highest contract charge 1.70% Series II  $13.49       --           --         --     (1.60)%
         All contract charges                         --    2,657      $35,667       1.51%
2013(u)  Lowest contract charge 0.65% Series II   $12.41       --           --         --     17.97%
         Highest contract charge 1.70% Series II  $13.71       --           --         --     16.68%
         All contract charges                         --    1,890      $26,203       1.12%
INVESCO V.I. MID CAP CORE EQUITY FUND
   2017  Lowest contract charge 1.30% Series II   $18.30       --           --         --     13.17%
         Highest contract charge 1.70% Series II  $17.71       --           --         --     12.73%
         All contract charges                         --      707      $12,870       0.32%
   2016  Lowest contract charge 1.30% Series II   $16.17       --           --         --     11.67%
         Highest contract charge 1.70% Series II  $15.71       --           --         --     11.26%
         All contract charges                         --      725      $11,669       0.00%
   2015  Lowest contract charge 1.30% Series II   $14.48       --           --         --     (5.48)%
         Highest contract charge 1.70% Series II  $14.12       --           --         --     (5.93)%
         All contract charges                         --      695      $10,011       0.11%
   2014  Lowest contract charge 1.30% Series II   $15.32       --           --         --      2.75%
         Highest contract charge 1.70% Series II  $15.01       --           --         --      2.39%
         All contract charges                         --      611      $ 9,314       0.00%
2013(u)  Lowest contract charge 1.30% Series II   $14.91       --           --         --     26.79%
         Highest contract charge 1.70% Series II  $14.66       --           --         --     26.27%
         All contract charges                         --      466      $ 6,922       0.56%
INVESCO V.I. SMALL CAP EQUITY FUND
   2017  Lowest contract charge 1.10% Series II   $11.10       --           --         --     12.46%
         Highest contract charge 1.70% Series II  $22.50       --           --         --     11.77%
         All contract charges                         --      979      $18,905       0.00%
   2016  Lowest contract charge 1.10% Series II   $ 9.87       --           --         --     10.65%
         Highest contract charge 1.70% Series II  $20.13       --           --         --      9.94%
         All contract charges                         --      879      $15,414       0.00%

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
   2015  Lowest contract charge 1.10% Series II(i)  $ 8.92       --           --         --     (10.62)%
         Highest contract charge 1.70% Series II    $18.31       --           --         --      (7.34)%
         All contract charges                           --      712      $11,807       0.00%
   2014  Lowest contract charge 1.20% Series II     $10.60       --           --         --       0.86%
         Highest contract charge 1.70% Series II    $19.76       --           --         --       0.36%
         All contract charges                           --      452      $ 8,456       0.00%
2013(u)  Lowest contract charge 1.25% Series II(c)  $10.51       --           --         --       5.10%
         Highest contract charge 1.70% Series II    $19.69       --           --         --      34.77%
         All contract charges                           --      324      $ 6,436       0.00%
IVY VIP ASSET STRATEGY
   2017  Lowest contract charge 0.30% Class II      $10.42       --           --         --      18.01%
         Highest contract charge 1.70% Class II     $12.09       --           --         --      16.25%
         All contract charges                           --    3,109      $36,395       1.55%
   2016  Lowest contract charge 0.30% Class II      $ 8.83       --           --         --      (2.86)%
         Highest contract charge 1.70% Class II     $10.40       --           --         --      (4.24)%
         All contract charges                           --    3,505      $35,326       0.59%
   2015  Lowest contract charge 0.30% Class II      $ 9.09       --           --         --      (8.64)%
         Highest contract charge 1.70% Class II     $10.86       --           --         --      (9.88)%
         All contract charges                           --    4,224      $44,441       0.37%
   2014  Lowest contract charge 0.30% Class II      $ 9.95       --           --         --      (5.60)%
         Highest contract charge 1.70% Class II     $12.05       --           --         --      (6.88)%
         All contract charges                           --    4,546      $53,506       0.48%
2013(u)  Lowest contract charge 1.20% Class II      $10.52       --           --         --       4.26%
         Highest contract charge 1.70% Class II     $12.94       --           --         --      23.00%
         All contract charges                           --    3,070      $39,895       1.31%
IVY VIP DIVIDEND OPPORTUNITIES
   2017  Lowest contract charge 1.30% Class II      $19.78       --           --         --      14.07%
         Highest contract charge 1.70% Class II     $19.14       --           --         --      13.59%
         All contract charges                           --      820      $16,052       1.27%
   2016  Lowest contract charge 0.65% Class II      $16.26       --           --         --       6.21%
         Highest contract charge 1.70% Class II     $16.85       --           --         --       5.12%
         All contract charges                           --      895      $15,365       1.24%
   2015  Lowest contract charge 0.65% Class II      $15.31       --           --         --      (2.67)%
         Highest contract charge 1.70% Class II     $16.03       --           --         --      (3.67)%
         All contract charges                           --      991      $16,126       1.30%
   2014  Lowest contract charge 0.65% Class II      $15.73       --           --         --       9.16%
         Highest contract charge 1.70% Class II     $16.64       --           --         --       7.91%
         All contract charges                           --      967      $16,300       1.14%
2013(u)  Lowest contract charge 0.65% Class II      $14.41       --           --         --      28.78%
         Highest contract charge 1.70% Class II     $15.42       --           --         --      27.44%
         All contract charges                           --      887      $13,810       1.56%
IVY VIP ENERGY
   2017  Lowest contract charge 1.10% Class II(i)   $ 8.04       --           --         --     (13.64)%
         Highest contract charge 1.70% Class II     $10.57       --           --         --     (14.13)%
         All contract charges                           --    3,550      $35,655       0.76%
   2016  Lowest contract charge 0.65% Class II      $11.79       --           --         --      33.67%
         Highest contract charge 1.70% Class II     $12.31       --           --         --      32.22%
         All contract charges                           --    3,596      $42,229       0.14%
   2015  Lowest contract charge 0.65% Class II      $ 8.82       --           --         --     (22.63)%
         Highest contract charge 1.70% Class II     $ 9.31       --           --         --     (23.44)%
         All contract charges                           --    3,236      $28,438       0.06%
   2014  Lowest contract charge 0.65% Class II      $11.40       --           --         --     (11.15)%
         Highest contract charge 1.70% Class II     $12.16       --           --         --     (12.08)%
         All contract charges                           --    2,545      $29,366       0.00%
2013(u)  Lowest contract charge 0.65% Class II      $12.83       --           --         --      26.90%
         Highest contract charge 1.70% Class II     $13.83       --           --         --      25.50%
         All contract charges                           --    1,483      $20,610       0.00%

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
IVY VIP HIGH INCOME
   2017  Lowest contract charge 0.65% Class II      $15.70       --            --        --       6.01%
         Highest contract charge 1.70% Class II     $16.80       --            --        --       4.87%
         All contract charges                           --    7,727      $132,738      5.47%
   2016  Lowest contract charge 0.65% Class II      $14.81       --            --        --      15.43%
         Highest contract charge 1.70% Class II     $16.02       --            --        --      14.27%
         All contract charges                           --    7,514      $122,654      7.31%
   2015  Lowest contract charge 0.65% Class II      $12.83       --            --        --      (7.16)%
         Highest contract charge 1.70% Class II     $14.02       --            --        --      (8.13)%
         All contract charges                           --    7,607      $108,371      6.07%
   2014  Lowest contract charge 0.65% Class II      $13.82       --            --        --       1.25%
         Highest contract charge 1.70% Class II     $15.26       --            --        --       0.20%
         All contract charges                           --    7,208      $111,378      4.62%
2013(u)  Lowest contract charge 0.65% Class II      $13.65       --            --        --       9.81%
         Highest contract charge 1.70% Class II     $15.23       --            --        --       8.63%
         All contract charges                           --    5,192      $ 79,871      4.69%
IVY VIP MICRO CAP GROWTH
   2017  Lowest contract charge 0.30% Class II      $11.78       --            --        --       8.47%
         Highest contract charge 1.25% Class II     $11.32       --            --        --       7.50%
         All contract charges                           --      311      $  3,455      0.00%
   2016  Lowest contract charge 0.30% Class II      $10.86       --            --        --      13.01%
         Highest contract charge 1.25% Class II     $10.53       --            --        --      11.90%
         All contract charges                           --      260      $  2,707      0.00%
   2015  Lowest contract charge 0.30% Class II      $ 9.61       --            --        --      (9.43)%
         Highest contract charge 1.25% Class II     $ 9.41       --            --        --     (10.30)%
         All contract charges                           --      207      $  1,938      0.00%
   2014  Lowest contract charge 0.30% Class II      $10.61       --            --        --      (2.03)%
         Highest contract charge 1.25% Class II     $10.49       --            --        --      (3.05)%
         All contract charges                           --      147      $  1,549      0.00%
   2013  Lowest contract charge 1.20% Class II(c)   $10.82       --            --        --       8.09%
         Highest contract charge 1.25% Class II(c)  $10.82       --            --        --       8.09%
         All contract charges                           --        8      $     93      0.00%
IVY VIP MID CAP GROWTH
   2017  Lowest contract charge 0.65% Class II      $20.66       --            --        --      26.13%
         Highest contract charge 1.70% Class II     $24.00       --            --        --      24.74%
         All contract charges                           --    2,239      $ 55,078      0.00%
   2016  Lowest contract charge 1.30% Class II      $19.81       --            --        --       4.76%
         Highest contract charge 1.70% Class II     $19.24       --            --        --       4.28%
         All contract charges                           --    2,262      $ 44,465      0.00%
   2015  Lowest contract charge 1.30% Class II      $18.91       --            --        --      (7.03)%
         Highest contract charge 1.70% Class II     $18.45       --            --        --      (7.38)%
         All contract charges                           --    2,295      $ 43,085      0.00%
   2014  Lowest contract charge 1.30% Class II      $20.34       --            --        --       6.49%
         Highest contract charge 1.70% Class II     $19.92       --            --        --       6.07%
         All contract charges                           --    2,021      $ 40,843      0.00%
2013(u)  Lowest contract charge 1.30% Class II      $19.10       --            --        --      28.27%
         Highest contract charge 1.70% Class II     $18.78       --            --        --      27.67%
         All contract charges                           --    1,632      $ 31,006      0.00%
IVY VIP NATURAL RESOURCES
   2017  Lowest contract charge 0.65% Class II      $ 7.90       --            --        --       2.33%
         Highest contract charge 1.70% Class II     $ 7.84       --            --        --       1.29%
         All contract charges                           --    1,323      $ 10,612      0.14%
   2016  Lowest contract charge 0.65% Class II      $ 7.72       --            --        --      22.93%
         Highest contract charge 1.70% Class II     $ 7.74       --            --        --      21.70%
         All contract charges                           --    1,403      $ 11,070      0.70%

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
IVY VIP NATURAL RESOURCES (CONTINUED)
   2015  Lowest contract charge 0.65% Class II            $ 6.28       --           --         --     (22.85)%
         Highest contract charge 1.70% Class II           $ 6.36       --           --         --     (23.74)%
         All contract charges                                 --    1,409      $ 9,113       0.10%
   2014  Lowest contract charge 0.65% Class II            $ 8.14       --           --         --     (13.68)%
         Highest contract charge 1.70% Class II           $ 8.34       --           --         --     (14.46)%
         All contract charges                                 --    1,383      $11,703       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $ 9.43       --           --         --       7.16%
         Highest contract charge 1.70% Class II           $ 9.75       --           --         --       5.86%
         All contract charges                                 --    1,265      $12,480       0.00%
IVY VIP SCIENCE AND TECHNOLOGY
   2017  Lowest contract charge 0.30% Class II            $14.52       --           --         --      31.76%
         Highest contract charge 1.70% Class II           $26.36       --           --         --      29.92%
         All contract charges                                 --    3,541      $81,452       0.00%
   2016  Lowest contract charge 0.30% Class II            $11.02       --           --         --       1.19%
         Highest contract charge 1.70% Class II           $20.29       --           --         --      (0.20)%
         All contract charges                                 --    3,470      $62,467       0.00%
   2015  Lowest contract charge 0.30% Class II(c)         $10.89       --           --         --      (3.11)%
         Highest contract charge 1.70% Class II           $20.33       --           --         --      (4.51)%
         All contract charges                                 --    3,518      $64,427       0.00%
   2014  Lowest contract charge 0.65% Class II            $19.46       --           --         --       2.26%
         Highest contract charge 1.70% Class II           $21.29       --           --         --       1.14%
         All contract charges                                 --    2,617      $52,643       0.00%
2013(u)  Lowest contract charge 0.65% Class II            $19.03       --           --         --      55.35%
         Highest contract charge 1.70% Class II           $21.05       --           --         --      53.76%
         All contract charges                                 --    1,768      $37,545       0.00%
IVY VIP SMALL CAP GROWTH
   2017  Lowest contract charge 1.30% Class II            $21.68       --           --         --      21.52%
         Highest contract charge 1.70% Class II           $20.97       --           --         --      21.00%
         All contract charges                                 --    1,303      $27,983       0.00%
   2016  Lowest contract charge 1.30% Class II            $17.84       --           --         --       1.59%
         Highest contract charge 1.70% Class II           $17.33       --           --         --       1.17%
         All contract charges                                 --    1,306      $23,077       0.00%
   2015  Lowest contract charge 1.30% Class II            $17.56       --           --         --       0.57%
         Highest contract charge 1.70% Class II           $17.13       --           --         --       0.18%
         All contract charges                                 --    1,350      $23,522       0.00%
   2014  Lowest contract charge 1.30% Class II            $17.46       --           --         --       0.23%
         Highest contract charge 1.70% Class II           $17.10       --           --         --      (0.18)%
         All contract charges                                 --    1,013      $17,562       0.00%
2013(u)  Lowest contract charge 1.30% Class II            $17.42       --           --         --      41.51%
         Highest contract charge 1.70% Class II           $17.13       --           --         --      40.99%
         All contract charges                                 --      837      $14,507       0.00%
JANUS HENDERSON VIT BALANCED PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares      $13.62       --           --         --      17.82%
         Highest contract charge 1.25% Service Shares     $13.09       --           --         --      16.67%
         All contract charges                                 --    4,346      $55,151       1.46%
   2016  Lowest contract charge 0.30% Service Shares      $11.56       --           --         --       3.96%
         Highest contract charge 1.25% Service Shares     $11.22       --           --         --       3.03%
         All contract charges                                 --    3,193      $34,954       2.12%
   2015  Lowest contract charge 0.30% Service Shares(c)   $11.12       --           --         --       0.18%
         Highest contract charge 1.25% Service Shares     $10.89       --           --         --      (0.82)%
         All contract charges                                 --    1,897      $20,363       1.59%
   2014  Lowest contract charge 1.20% Service Shares      $10.99       --           --         --       7.01%
         Highest contract charge 1.25% Service Shares     $10.98       --           --         --       6.91%
         All contract charges                                 --      398      $ 4,371       1.87%
   2013  Lowest contract charge 1.20% Service Shares(c)   $10.27       --           --         --       2.09%
         Highest contract charge 1.25% Service Shares(c)  $10.27       --           --         --       2.09%
         All contract charges                                 --        6      $    62       0.29%

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------
                                                                 UNITS    ACCUMULATION INVESTMENT
                                                       UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                       VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                       ------ ----------- ------------ ---------- --------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2017  Lowest contract charge 0.30% Service Shares      $10.88       --           --         --      3.03%
      Highest contract charge 1.25% Service Shares     $10.45       --           --         --      2.05%
      All contract charges                                 --    2,772      $28,673       2.63%
2016  Lowest contract charge 0.30% Service Shares      $10.56       --           --         --      1.93%
      Highest contract charge 1.25% Service Shares     $10.24       --           --         --      0.89%
      All contract charges                                 --    2,221      $22,531       2.65%
2015  Lowest contract charge 0.30% Service Shares(c)   $10.36       --           --         --     (0.38)%
      Highest contract charge 1.25% Service Shares     $10.15       --           --         --     (1.26)%
      All contract charges                                 --    1,050      $10,607       2.33%
2014  Lowest contract charge 1.20% Service Shares      $10.29       --           --         --      3.52%
      Highest contract charge 1.25% Service Shares     $10.28       --           --         --      3.42%
      All contract charges                                 --      317      $ 3,256       4.01%
2013  Lowest contract charge 1.20% Service Shares(c)   $ 9.94       --           --         --     (0.50)%
      Highest contract charge 1.25% Service Shares(c)  $ 9.94       --           --         --     (0.50)%
      All contract charges                                 --       12      $   116       0.73%
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
2017  Lowest contract charge 1.10% Service Shares      $12.58       --           --         --     14.16%
      Highest contract charge 1.25% Service Shares     $14.98       --           --         --     14.00%
      All contract charges                                 --      783      $10,980       1.41%
2016  Lowest contract charge 1.10% Service Shares      $11.02       --           --         --      8.57%
      Highest contract charge 1.25% Service Shares     $13.14       --           --         --      8.42%
      All contract charges                                 --      660      $ 8,176       1.68%
2015  Lowest contract charge 1.10% Service Shares(i)   $10.15       --           --         --      1.20%
      Highest contract charge 1.25% Service Shares     $12.12       --           --         --      2.71%
      All contract charges                                 --      276      $ 3,265       1.78%
2014  Lowest contract charge 1.20% Service Shares      $11.80       --           --         --     16.26%
      Highest contract charge 1.25% Service Shares     $11.80       --           --         --     16.26%
      All contract charges                                 --      127      $ 1,494       1.12%
2013  Lowest contract charge 1.20% Service Shares(c)   $10.15       --           --         --      0.30%
      Highest contract charge 1.25% Service Shares(c)  $10.15       --           --         --      0.30%
      All contract charges                                 --        3      $    29       0.88%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.69       --           --         --     15.63%
      Highest contract charge 1.25% Class 2            $11.64       --           --         --     15.36%
      All contract charges                                 --    1,648      $19,191       1.34%
2016  Lowest contract charge 1.10% Class 2             $10.11       --           --         --      4.66%
      Highest contract charge 1.25% Class 2            $10.09       --           --         --      4.56%
      All contract charges                                 --    1,267      $12,783       3.49%
2015  Lowest contract charge 1.10% Class 2(j)          $ 9.66       --           --         --     (6.12)%
      Highest contract charge 1.25% Class 2(j)         $ 9.65       --           --         --     (6.22)%
      All contract charges                                 --      759      $ 7,326       2.84%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2017  Lowest contract charge 1.10% Class 2             $11.39       --           --         --     10.48%
      Highest contract charge 1.25% Class 2            $11.35       --           --         --     10.30%
      All contract charges                                 --    1,362      $15,457       4.04%
2016  Lowest contract charge 1.10% Class 2(j)          $10.31       --           --         --      4.99%
      Highest contract charge 1.25% Class 2            $10.29       --           --         --      4.89%
      All contract charges                                 --      953      $ 9,800       4.10%
2015  Lowest contract charge 1.25% Class 2(j)          $ 9.81       --           --         --     (4.01)%
      Highest contract charge 1.25% Class 2(j)         $ 9.81       --           --         --     (4.01)%
      All contract charges                                 --      503      $ 4,937       4.79%

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
   2017  Lowest contract charge 0.30% Service Shares     $11.15       --            --        --      27.43%
         Highest contract charge 1.70% Service Shares    $12.70       --            --        --      25.62%
         All contract charges                                --    8,031      $102,019      1.81%
   2016  Lowest contract charge 0.30% Service Shares(c)  $ 8.75       --            --        --      20.52%
         Highest contract charge 1.70% Service Shares    $10.11       --            --        --      18.80%
         All contract charges                                --    7,690      $ 77,785      1.08%
   2015  Lowest contract charge 0.65% Service Shares     $ 7.24       --            --        --     (20.61)%
         Highest contract charge 1.70% Service Shares    $ 8.51       --            --        --     (21.42)%
         All contract charges                                --    7,566      $ 64,605      1.16%
   2014  Lowest contract charge 0.65% Service Shares     $ 9.12       --            --        --      (5.30)%
         Highest contract charge 1.70% Service Shares    $10.83       --            --        --      (6.23)%
         All contract charges                                --    6,775      $ 73,877      1.79%
2013(u)  Lowest contract charge 0.65% Service Shares     $ 9.63       --            --        --      (1.83)%
         Highest contract charge 1.70% Service Shares    $11.55       --            --        --      (2.94)%
         All contract charges                                --    5,679      $ 66,307      1.56%
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
   2017  Lowest contract charge 0.30% VC Shares          $12.57       --            --        --       8.93%
         Highest contract charge 1.70% VC Shares         $13.85       --            --        --       7.36%
         All contract charges                                --    9,063      $120,081      4.57%
   2016  Lowest contract charge 0.30% VC Shares          $11.54       --            --        --      11.82%
         Highest contract charge 1.70% VC Shares         $12.90       --            --        --      10.26%
         All contract charges                                --    7,498      $ 93,140      5.07%
   2015  Lowest contract charge 0.30% VC Shares          $10.32       --            --        --      (1.81)%
         Highest contract charge 1.70% VC Shares         $11.70       --            --        --      (3.23)%
         All contract charges                                --    6,180      $ 70,167      5.61%
   2014  Lowest contract charge 0.30% VC Shares          $10.51       --            --        --       3.96%
         Highest contract charge 1.70% VC Shares         $12.09       --            --        --       2.54%
         All contract charges                                --    2,769      $ 32,620      6.45%
2013(u)  Lowest contract charge 1.20% VC Shares(c)       $10.09       --            --        --       1.00%
         Highest contract charge 1.70% VC Shares         $11.79       --            --        --       6.41%
         All contract charges                                --    1,134      $ 13,390      8.34%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $17.09       --            --        --      15.32%
         Highest contract charge 1.70% VC Shares         $16.62       --            --        --      14.86%
         All contract charges                                --      274      $  4,654      0.83%
   2016  Lowest contract charge 1.30% VC Shares          $14.82       --            --        --      11.01%
         Highest contract charge 1.70% VC Shares         $14.47       --            --        --      10.54%
         All contract charges                                --      296      $  4,366      1.00%
   2015  Lowest contract charge 1.30% VC Shares          $13.35       --            --        --      (2.20)%
         Highest contract charge 1.70% VC Shares         $13.09       --            --        --      (2.60)%
         All contract charges                                --      332      $  4,402      0.72%
   2014  Lowest contract charge 1.30% VC Shares          $13.65       --            --        --       7.73%
         Highest contract charge 1.70% VC Shares         $13.44       --            --        --       7.35%
         All contract charges                                --      372      $  5,070      0.77%
2013(u)  Lowest contract charge 1.30% VC Shares          $12.67       --            --        --      28.11%
         Highest contract charge 1.70% VC Shares         $12.52       --            --        --      27.62%
         All contract charges                                --      332      $  4,190      1.17%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
   2017  Lowest contract charge 1.30% VC Shares          $16.30       --            --        --      21.28%
         Highest contract charge 1.70% VC Shares         $15.85       --            --        --      20.81%
         All contract charges                                --      305      $  4,929      0.00%
   2016  Lowest contract charge 1.30% VC Shares          $13.44       --            --        --      (0.07)%
         Highest contract charge 1.70% VC Shares         $13.12       --            --        --      (0.46)%
         All contract charges                                --      328      $  4,377      0.00%

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                          UNITS    ACCUMULATION INVESTMENT
                                                              UNIT     OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                              VALUE      (000'S)     (000'S)      RATIO*   RETURN**
                                                               ------  ----------- ------------ ---------- --------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)
   2015     Lowest contract charge 1.30% VC Shares            $13.45         --            --        --      1.43%
            Highest contract charge 1.70% VC Shares           $13.18         --            --        --      1.00%
            All contract charges                                  --        359      $  4,801      0.00%
   2014     Lowest contract charge 1.30% VC Shares            $13.26         --            --        --      4.66%
            Highest contract charge 1.70% VC Shares           $13.05         --            --        --      4.23%
            All contract charges                                  --        251      $  3,311      0.00%
2013(u)     Lowest contract charge 1.30% VC Shares            $12.67         --            --        --     35.36%
            Highest contract charge 1.70% VC Shares           $12.52         --            --        --     34.77%
            All contract charges                                  --        192      $  2,423      0.00%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2017     Lowest contract charge 0.30% Service Class        $14.27         --            --        --     26.51%
            Highest contract charge 1.70% Service Class       $19.68         --            --        --     24.64%
            All contract charges                                  --     13,022      $236,577      1.34%
   2016     Lowest contract charge 0.30% Service Class        $11.28         --            --        --      3.49%
            Highest contract charge 1.70% Service Class       $15.79         --            --        --      2.13%
            All contract charges                                  --     11,585      $172,236      1.17%
   2015     Lowest contract charge 0.30% Service Class(c)     $10.90         --            --        --      6.03%
            Highest contract charge 1.70% Service Class       $15.46         --            --        --      4.46%
            All contract charges                                  --      9,793      $145,512      1.87%
   2014     Lowest contract charge 1.20% Service Class        $10.17         --            --        --     (0.10)%
            Highest contract charge 1.70% Service Class       $14.80         --            --        --     (0.54)%
            All contract charges                                  --      6,575      $ 95,243      1.92%
2013(u)     Lowest contract charge 1.20% Service Class(c)     $10.18         --            --        --      0.59%
            Highest contract charge 1.70% Service Class       $14.88         --            --        --     25.46%
            All contract charges                                  --      4,160      $ 62,430      1.47%
MFS(R) INVESTORS TRUST SERIES
   2017     Lowest contract charge 1.10% Service Class(i)     $12.64         --            --        --     21.66%
            Highest contract charge 1.70% Service Class       $22.45         --            --        --     20.96%
            All contract charges                                  --        671      $ 13,414      0.57%
   2016     Lowest contract charge 0.65% Service Class        $18.07         --            --        --      7.62%
            Highest contract charge 1.70% Service Class       $18.56         --            --        --      6.48%
            All contract charges                                  --        597      $ 10,278      0.57%
   2015     Lowest contract charge 0.65% Service Class        $16.79         --            --        --     (0.71)%
            Highest contract charge 1.70% Service Class       $17.43         --            --        --     (1.75)%
            All contract charges                                  --        600      $  9,810      0.70%
   2014     Lowest contract charge 0.65% Service Class        $16.91         --            --        --     10.02%
            Highest contract charge 1.70% Service Class       $17.74         --            --        --      8.83%
            All contract charges                                  --        477      $  8,263      0.79%
2013(u)     Lowest contract charge 0.65% Service Class        $15.37         --            --        --     30.81%
            Highest contract charge 1.70% Service Class       $16.30         --            --        --     29.47%
            All contract charges                                  --        373      $  6,157      1.01%
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
   2017     Lowest contract charge 1.30% Service Class        $24.10         --            --        --     26.44%
            Highest contract charge 1.70% Service Class       $23.32         --            --        --     25.92%
            All contract charges                                  --        613      $ 14,624      0.42%
   2016     Lowest contract charge 1.30% Service Class        $19.06         --            --        --      4.50%
            Highest contract charge 1.70% Service Class       $18.52         --            --        --      4.04%
            All contract charges                                  --        575      $ 10,888      0.39%
   2015     Lowest contract charge 1.30% Service Class(h)     $18.24         --            --        --     (2.62)%
            Highest contract charge 1.70% Service Class(h)    $17.80         --            --        --     (2.89)%
            All contract charges                                  --        530      $  9,598      0.54%

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
MFS(R) RESEARCH SERIES
   2017  Lowest contract charge 1.10% Service Class      $12.63       --           --         --      21.79%
         Highest contract charge 1.25% Service Class     $14.73       --           --         --      21.53%
         All contract charges                                --      168      $ 2,330       1.13%
   2016  Lowest contract charge 1.10% Service Class      $10.37       --           --         --       7.24%
         Highest contract charge 1.25% Service Class     $12.12       --           --         --       7.16%
         All contract charges                                --      146      $ 1,712       0.56%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 9.67       --           --         --      (3.49)%
         Highest contract charge 1.25% Service Class     $11.31       --           --         --      (0.70)%
         All contract charges                                --      104      $ 1,157       0.48%
   2014  Lowest contract charge 1.20% Service Class      $11.40       --           --         --       8.67%
         Highest contract charge 1.25% Service Class     $11.39       --           --         --       8.58%
         All contract charges                                --       72      $   812       0.72%
   2013  Lowest contract charge 1.25% Service Class(c)   $10.49       --           --         --       3.96%
         Highest contract charge 1.25% Service Class(c)  $10.49       --           --         --       3.96%
         All contract charges                                --        2      $    17       0.00%
MFS(R) TECHNOLOGY PORTFOLIO
   2017  Lowest contract charge 1.30% Service Class      $31.69       --           --         --      36.83%
         Highest contract charge 1.70% Service Class     $30.67       --           --         --      36.31%
         All contract charges                                --    1,076      $33,756       0.00%
   2016  Lowest contract charge 1.30% Service Class      $23.16       --           --         --       6.97%
         Highest contract charge 1.70% Service Class     $22.50       --           --         --       6.53%
         All contract charges                                --      952      $21,844       0.00%
   2015  Lowest contract charge 1.30% Service Class      $21.65       --           --         --       9.12%
         Highest contract charge 1.70% Service Class     $21.12       --           --         --       8.70%
         All contract charges                                --      910      $19,550       0.00%
   2014  Lowest contract charge 1.30% Service Class      $19.84       --           --         --       8.95%
         Highest contract charge 1.70% Service Class     $19.43       --           --         --       8.49%
         All contract charges                                --      784      $15,442       0.00%
2013(u)  Lowest contract charge 1.30% Service Class      $18.21       --           --         --      33.02%
         Highest contract charge 1.70% Service Class     $17.91       --           --         --      32.47%
         All contract charges                                --      579      $10,464       0.00%
MFS(R) UTILITIES SERIES
   2017  Lowest contract charge 0.30% Service Class      $12.00       --           --         --      14.18%
         Highest contract charge 1.70% Service Class     $18.44       --           --         --      12.58%
         All contract charges                                --    3,160      $53,111       4.19%
   2016  Lowest contract charge 0.30% Service Class(c)   $10.51       --           --         --      10.86%
         Highest contract charge 1.70% Service Class     $16.38       --           --         --       9.35%
         All contract charges                                --    3,087      $46,479       3.72%
   2015  Lowest contract charge 1.10% Service Class(i)   $ 8.16       --           --         --     (18.24)%
         Highest contract charge 1.70% Service Class     $14.98       --           --         --     (16.22)%
         All contract charges                                --    3,065      $41,833       4.16%
   2014  Lowest contract charge 1.20% Service Class      $11.03       --           --         --      11.08%
         Highest contract charge 1.70% Service Class     $17.88       --           --         --      10.58%
         All contract charges                                --    2,469      $41,044       2.08%
2013(u)  Lowest contract charge 1.20% Service Class(c)   $ 9.93       --           --         --         --
         Highest contract charge 1.70% Service Class     $16.17       --           --         --      18.20%
         All contract charges                                --    1,307      $21,259       2.22%
MFS(R) VALUE SERIES
   2017  Lowest contract charge 0.30% Service Class      $15.14       --           --         --      17.00%
         Highest contract charge 1.25% Service Class     $14.55       --           --         --      15.84%
         All contract charges                                --    1,782      $23,848       1.80%
   2016  Lowest contract charge 0.30% Service Class      $12.94       --           --         --      13.41%
         Highest contract charge 1.25% Service Class     $12.56       --           --         --      12.34%
         All contract charges                                --    1,169      $13,804       2.12%

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------- ----------- ------------ ---------- --------
MFS(R) VALUE SERIES (CONTINUED)
   2015  Lowest contract charge 0.30% Service Class(c)   $ 11.41       --            --        --     (1.21)%
         Highest contract charge 1.25% Service Class     $ 11.18       --            --        --     (2.10)%
         All contract charges                                 --      522      $  5,700      2.10%
   2014  Lowest contract charge 1.20% Service Class      $ 11.43       --            --        --      8.86%
         Highest contract charge 1.25% Service Class     $ 11.42       --            --        --      8.76%
         All contract charges                                 --      216      $  2,476      1.69%
   2013  Lowest contract charge 1.20% Service Class(c)   $ 10.50       --            --        --      2.94%
         Highest contract charge 1.25% Service Class(c)  $ 10.50       --            --        --      2.94%
         All contract charges                                 --       10      $    101        --
MULTIMANAGER AGGRESSIVE EQUITY
   2017  Lowest contract charge 1.30% Class B            $ 24.52       --            --        --     28.71%
         Highest contract charge 1.70% Class B           $100.15       --            --        --     28.13%
         All contract charges                                 --      556      $ 16,104      0.16%
   2016  Lowest contract charge 1.30% Class B            $ 19.05       --            --        --      2.09%
         Highest contract charge 1.70% Class B           $ 78.16       --            --        --      1.69%
         All contract charges                                 --      596      $ 13,495      0.55%
   2015  Lowest contract charge 1.30% Class B            $ 18.66       --            --        --      2.64%
         Highest contract charge 1.70% Class B           $ 76.86       --            --        --      2.22%
         All contract charges                                 --      590      $ 13,258      0.17%
   2014  Lowest contract charge 1.30% Class B            $ 18.18       --            --        --      9.19%
         Highest contract charge 1.70% Class B           $ 75.19       --            --        --      8.78%
         All contract charges                                 --      498      $ 11,048      0.11%
2013(u)  Lowest contract charge 1.30% Class B            $ 16.65       --            --        --     35.37%
         Highest contract charge 1.70% Class B           $ 69.12       --            --        --     34.82%
         All contract charges                                 --      451      $  8,871      0.14%
MULTIMANAGER CORE BOND
   2017  Lowest contract charge 1.30% Class B            $ 13.96       --            --        --      1.68%
         Highest contract charge 1.70% Class B           $ 14.03       --            --        --      1.30%
         All contract charges                                 --    8,250      $113,957      2.08%
   2016  Lowest contract charge 1.30% Class B            $ 13.73       --            --        --      1.33%
         Highest contract charge 1.70% Class B           $ 13.85       --            --        --      0.87%
         All contract charges                                 --    7,499      $102,096      2.08%
   2015  Lowest contract charge 1.30% Class B            $ 13.55       --            --        --     (1.24)%
         Highest contract charge 1.70% Class B           $ 13.73       --            --        --     (1.58)%
         All contract charges                                 --    7,893      $106,216      1.95%
   2014  Lowest contract charge 1.30% Class B            $ 13.72       --            --        --      2.46%
         Highest contract charge 1.70% Class B           $ 13.95       --            --        --      1.97%
         All contract charges                                 --    7,166      $ 97,870      2.07%
2013(u)  Lowest contract charge 1.30% Class B            $ 13.39       --            --        --     (3.67)%
         Highest contract charge 1.70% Class B           $ 13.68       --            --        --     (4.00)%
         All contract charges                                 --    6,684      $ 89,558      1.60%
MULTIMANAGER MID CAP GROWTH
   2017  Lowest contract charge 1.30% Class B            $ 27.52       --            --        --     25.03%
         Highest contract charge 1.70% Class B           $ 21.03       --            --        --     24.51%
         All contract charges                                 --      800      $ 20,563      0.00%
   2016  Lowest contract charge 1.30% Class B            $ 22.01       --            --        --      5.36%
         Highest contract charge 1.70% Class B           $ 16.89       --            --        --      4.97%
         All contract charges                                 --      802      $ 16,481      0.10%
   2015  Lowest contract charge 1.30% Class B            $ 20.89       --            --        --     (2.79)%
         Highest contract charge 1.70% Class B           $ 16.09       --            --        --     (3.19)%
         All contract charges                                 --      847      $ 16,490      0.00%
   2014  Lowest contract charge 1.30% Class B            $ 21.49       --            --        --      3.52%
         Highest contract charge 1.70% Class B           $ 16.62       --            --        --      3.10%
         All contract charges                                 --      676      $ 13,571      0.00%
2013(u)  Lowest contract charge 1.30% Class B            $ 20.76       --            --        --     38.31%
         Highest contract charge 1.70% Class B           $ 16.12       --            --        --     37.78%
         All contract charges                                 --      548      $ 10,693      0.00%

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          ------ ----------- ------------ ---------- --------
MULTIMANAGER MID CAP VALUE
   2017  Lowest contract charge 1.30% Class B             $26.22       --           --         --      7.86%
         Highest contract charge 1.70% Class B            $22.87       --           --         --      7.42%
         All contract charges                                 --      467      $11,781       0.66%
   2016  Lowest contract charge 1.30% Class B             $24.31       --           --         --     17.55%
         Highest contract charge 1.70% Class B            $21.29       --           --         --     17.11%
         All contract charges                                 --      812      $18,341       1.56%
   2015  Lowest contract charge 1.30% Class B             $20.68       --           --         --     (6.76)%
         Highest contract charge 1.70% Class B            $18.18       --           --         --     (7.20)%
         All contract charges                                 --      473      $ 9,420       0.74%
   2014  Lowest contract charge 1.30% Class B             $22.18       --           --         --      3.94%
         Highest contract charge 1.70% Class B            $19.59       --           --         --      3.60%
         All contract charges                                 --      433      $ 9,232       0.50%
2013(u)  Lowest contract charge 1.30% Class B             $21.34       --           --         --     33.88%
         Highest contract charge 1.70% Class B            $18.91       --           --         --     33.26%
         All contract charges                                 --      353      $ 7,287       0.44%
MULTIMANAGER TECHNOLOGY
   2017  Lowest contract charge 0.30% Class B(c)          $19.31       --           --         --     38.72%
         Highest contract charge 1.70% Class B            $26.94       --           --         --     36.75%
         All contract charges                                 --    2,053      $40,447       0.00%
   2016  Lowest contract charge 1.10% Class B             $10.79       --           --         --      7.68%
         Highest contract charge 1.70% Class B            $19.70       --           --         --      7.12%
         All contract charges                                 --    1,577      $24,376       0.01%
   2015  Lowest contract charge 1.10% Class B(i)          $10.02       --           --         --      0.20%
         Highest contract charge 1.70% Class B            $18.39       --           --         --      4.49%
         All contract charges                                 --      916      $15,002       0.00%
   2014  Lowest contract charge 1.20% Class B             $11.97       --           --         --     12.18%
         Highest contract charge 1.70% Class B            $17.60       --           --         --     11.60%
         All contract charges                                 --      499      $ 9,451       0.00%
2013(u)  Lowest contract charge 1.20% Class B(c)          $10.67       --           --         --      6.49%
         Highest contract charge 1.70% Class B            $15.77       --           --         --     33.31%
         All contract charges                                 --      408      $ 7,282       0.00%
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $11.28       --           --         --     25.33%
         Highest contract charge 1.70% Class S Shares     $11.19       --           --         --     24.61%
         All contract charges                                 --      374      $ 4,253       0.70%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.00       --           --         --     (2.91)%
         Highest contract charge 1.70% Class S Shares     $ 8.98       --           --         --     (3.44)%
         All contract charges                                 --      340      $ 3,062       0.69%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.27       --           --         --     (7.11)%
         Highest contract charge 1.70% Class S Shares     $ 9.30       --           --         --     (0.21)%
         All contract charges                                 --      259      $ 2,422       1.24%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.35       --           --         --     (5.75)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.32       --           --         --     (6.05)%
         All contract charges                                 --       83      $   766       0.55%
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
   2017  Lowest contract charge 1.10% Class S Shares      $ 9.51       --           --         --      5.43%
         Highest contract charge 1.70% Class S Shares     $ 9.38       --           --         --      4.80%
         All contract charges                                 --      242      $ 2,291       0.00%
   2016  Lowest contract charge 1.10% Class S Shares      $ 9.02       --           --         --     (1.74)%
         Highest contract charge 1.70% Class S Shares     $ 8.95       --           --         --     (2.29)%
         All contract charges                                 --      209      $ 1,878       0.00%
   2015  Lowest contract charge 1.10% Class S Shares(i)   $ 9.18       --           --         --     (8.47)%
         Highest contract charge 1.70% Class S Shares     $ 9.16       --           --         --     (6.63)%
         All contract charges                                 --      167      $ 1,537       0.00%
   2014  Lowest contract charge 1.20% Class S Shares(e)   $ 9.84       --           --         --     (1.40)%
         Highest contract charge 1.70% Class S Shares(e)  $ 9.81       --           --         --     (1.70)%
         All contract charges                                 --       65      $   631       0.00%

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2017  Lowest contract charge 0.30% Advisor Class      $ 6.82       --           --         --       1.64%
         Highest contract charge 1.70% Advisor Class     $ 6.72       --           --         --       0.30%
         All contract charges                                --    2,449      $16,872      10.94%
   2016  Lowest contract charge 0.30% Advisor Class(c)   $ 6.71       --           --         --      14.51%
         Highest contract charge 1.70% Advisor Class     $ 6.70       --           --         --      12.98%
         All contract charges                                --    2,581      $17,609       1.02%
   2015  Lowest contract charge 0.65% Advisor Class      $ 5.03       --           --         --     (26.14)%
         Highest contract charge 1.70% Advisor Class     $ 5.93       --           --         --     (26.97)%
         All contract charges                                --    2,593      $15,573       4.31%
   2014  Lowest contract charge 0.65% Advisor Class      $ 6.81       --           --         --     (19.22)%
         Highest contract charge 1.70% Advisor Class     $ 8.12       --           --         --     (20.08)%
         All contract charges                                --    2,310      $18,954       0.27%
2013(u)  Lowest contract charge 0.65% Advisor Class      $ 8.43       --           --         --     (15.28)%
         Highest contract charge 1.70% Advisor Class     $10.16       --           --         --     (16.17)%
         All contract charges                                --    1,910      $19,615       1.59%
PIMCO EMERGING MARKETS BOND PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $11.24       --           --         --       8.60%
         Highest contract charge 1.70% Advisor Class     $14.05       --           --         --       7.91%
         All contract charges                                --    1,491      $20,429       4.98%
   2016  Lowest contract charge 1.10% Advisor Class      $10.35       --           --         --      12.01%
         Highest contract charge 1.70% Advisor Class     $13.02       --           --         --      11.38%
         All contract charges                                --    1,487      $19,107       5.17%
   2015  Lowest contract charge 1.10% Advisor Class(i)   $ 9.24       --           --         --      (7.51)%
         Highest contract charge 1.70% Advisor Class     $11.69       --           --         --      (4.02)%
         All contract charges                                --    1,511      $17,647       5.20%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.80       --           --         --       0.20%
         Highest contract charge 1.70% Advisor Class     $12.18       --           --         --      (0.33)%
         All contract charges                                --    1,607      $19,571       5.14%
2013(u)  Lowest contract charge 1.20% Advisor Class(c)   $ 9.78       --           --         --      (0.10)%
         Highest contract charge 1.70% Advisor Class     $12.22       --           --         --      (8.60)%
         All contract charges                                --    1,423      $17,557       4.90%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
   2017  Lowest contract charge 1.10% Advisor Class(i)   $10.59       --           --         --       7.40%
         Highest contract charge 1.25% Advisor Class     $10.10       --           --         --       7.22%
         All contract charges                                --      322      $ 3,307       2.28%
   2016  Lowest contract charge 0.30% Advisor Class      $ 9.71       --           --         --       3.63%
         Highest contract charge 1.25% Advisor Class     $ 9.42       --           --         --       2.61%
         All contract charges                                --      169      $ 1,615       1.40%
   2015  Lowest contract charge 0.30% Advisor Class(c)   $ 9.37       --           --         --      (4.39)%
         Highest contract charge 1.25% Advisor Class     $ 9.18       --           --         --      (5.36)%
         All contract charges                                --      102      $   938       1.71%
   2014  Lowest contract charge 1.20% Advisor Class      $ 9.70       --           --         --       0.94%
         Highest contract charge 1.25% Advisor Class     $ 9.70       --           --         --       0.94%
         All contract charges                                --       57      $   553       2.56%
   2013  Lowest contract charge 1.20% Advisor Class(c)   $ 9.61       --           --         --      (2.54)%
         Highest contract charge 1.25% Advisor Class(c)  $ 9.61       --           --         --      (2.54)%
         All contract charges                                --        3      $    33       0.03%
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2017  Lowest contract charge 1.10% Advisor Class      $10.72       --           --         --      12.84%
         Highest contract charge 1.25% Advisor Class     $11.58       --           --         --      12.54%
         All contract charges                                --      131      $ 1,506       2.22%
   2016  Lowest contract charge 1.10% Advisor Class(i)   $ 9.50       --           --         --       2.70%
         Highest contract charge 1.25% Advisor Class     $10.29       --           --         --       2.59%
         All contract charges                                --      124      $ 1,275       2.85%

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                           ---------------------------------------------------
                                                                      UNITS    ACCUMULATION INVESTMENT
                                                           UNIT    OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                           VALUE     (000'S)     (000'S)      RATIO*   RETURN**
                                                           ------  ----------- ------------ ---------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (CONTINUED)
   2015   Lowest contract charge 1.20% Advisor Class       $10.04        --            --        --      (1.38)%
          Highest contract charge 1.25% Advisor Class      $10.03        --            --        --      (1.47)%
          All contract charges                                 --        79      $    795      3.28%
   2014   Lowest contract charge 1.20% Advisor Class(d)    $10.18        --            --        --       3.46%
          Highest contract charge 1.25% Advisor Class(d)   $10.18        --            --        --       3.46%
          All contract charges                                 --        10      $    109      4.02%
PIMCO REAL RETURN PORTFOLIO
   2017   Lowest contract charge 1.30% Advisor Class       $11.63        --            --        --       2.29%
          Highest contract charge 1.70% Advisor Class      $11.25        --            --        --       1.81%
          All contract charges                                 --     4,831      $ 55,588      2.27%
   2016   Lowest contract charge 1.30% Advisor Class       $11.37        --            --        --       3.65%
          Highest contract charge 1.70% Advisor Class      $11.05        --            --        --       3.27%
          All contract charges                                 --     5,193      $ 58,512      2.16%
   2015   Lowest contract charge 1.30% Advisor Class       $10.97        --            --        --      (4.02)%
          Highest contract charge 1.70% Advisor Class      $10.70        --            --        --      (4.38)%
          All contract charges                                 --     5,589      $ 60,748      3.90%
   2014   Lowest contract charge 1.30% Advisor Class       $11.43        --            --        --       1.69%
          Highest contract charge 1.70% Advisor Class      $11.19        --            --        --       1.18%
          All contract charges                                 --     5,927      $ 67,217      1.30%
2013(u)   Lowest contract charge 1.30% Advisor Class       $11.24        --            --        --     (10.51)%
          Highest contract charge 1.70% Advisor Class      $11.06        --            --        --     (10.81)%
          All contract charges                                 --     5,735      $ 64,059      1.65%
PIMCO TOTAL RETURN PORTFOLIO
   2017   Lowest contract charge 0.65% Advisor Class       $11.60        --            --        --       4.13%
          Highest contract charge 1.70% Advisor Class      $11.73        --            --        --       3.08%
          All contract charges                                 --    14,352      $167,554      1.92%
   2016   Lowest contract charge 0.30% Advisor Class       $10.52        --            --        --       2.33%
          Highest contract charge 1.70% Advisor Class      $11.38        --            --        --       0.80%
          All contract charges                                 --    13,584      $154,465      1.98%
   2015   Lowest contract charge 0.30% Advisor Class(c)    $10.28        --            --        --         --
          Highest contract charge 1.70% Advisor Class      $11.29        --            --        --      (1.31)%
          All contract charges                                 --    12,255      $139,172      4.96%
   2014   Lowest contract charge 0.65% Advisor Class       $10.96        --            --        --       3.49%
          Highest contract charge 1.70% Advisor Class      $11.44        --            --        --       2.42%
          All contract charges                                 --    11,471      $132,247      2.13%
2013(u)   Lowest contract charge 0.65% Advisor Class       $10.59        --            --        --      (2.67)%
          Highest contract charge 1.70% Advisor Class      $11.17        --            --        --      (3.71)%
          All contract charges                                 --    10,535      $118,898      2.11%
PROFUND VP BEAR
   2017   Lowest contract charge 1.30% Common Shares       $ 2.32        --            --        --     (19.16)%
          Highest contract charge 1.70% Common Shares      $ 2.25        --            --        --     (19.35)%
          All contract charges                                 --        53      $    122      0.00%
   2016   Lowest contract charge 1.30% Common Shares       $ 2.87        --            --        --     (14.07)%
          Highest contract charge 1.70% Common Shares      $ 2.79        --            --        --     (14.42)%
          All contract charges                                 --        75      $    213      0.00%
   2015   Lowest contract charge 1.30% Common Shares       $ 3.34        --            --        --      (6.18)%
          Highest contract charge 1.70% Common Shares      $ 3.26        --            --        --      (6.59)%
          All contract charges                                 --        74      $    242      0.00%
   2014   Lowest contract charge 1.30% Common Shares       $ 3.56        --            --        --     (15.44)%
          Highest contract charge 1.70% Common Shares      $ 3.49        --            --        --     (15.70)%
          All contract charges                                 --        96      $    337      0.00%
2013(u)   Lowest contract charge 1.30% Common Shares       $ 4.21        --            --        --     (27.54)%
          Highest contract charge 1.70% Common Shares      $ 4.14        --            --        --     (27.75)%
          All contract charges                                 --       103      $    432      0.00%

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                                UNITS    ACCUMULATION INVESTMENT
                                                      UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                      VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                      ------ ----------- ------------ ---------- --------
PROFUND VP BIOTECHNOLOGY
   2017  Lowest contract charge 0.65% Common Shares   $33.29       --           --         --      21.72%
         Highest contract charge 1.70% Common Shares  $32.39       --           --         --      20.45%
         All contract charges                             --    1,461      $48,437       0.00%
   2016  Lowest contract charge 0.65% Common Shares   $27.35       --           --         --     (16.00)%
         Highest contract charge 1.70% Common Shares  $26.89       --           --         --     (16.90)%
         All contract charges                             --    1,579      $43,361       0.00%
   2015  Lowest contract charge 0.65% Common Shares   $32.56       --           --         --       2.62%
         Highest contract charge 1.70% Common Shares  $32.36       --           --         --       1.54%
         All contract charges                             --    1,714      $56,399       0.00%
   2014  Lowest contract charge 0.65% Common Shares   $31.73       --           --         --      28.88%
         Highest contract charge 1.70% Common Shares  $31.87       --           --         --      27.53%
         All contract charges                             --    1,244      $40,205       0.00%
2013(u)  Lowest contract charge 0.65% Common Shares   $24.62       --           --         --      67.37%
         Highest contract charge 1.70% Common Shares  $24.99       --           --         --      65.61%
         All contract charges                             --      886      $22,376       0.00%
PUTNAM VT ABSOLUTE RETURN 500 FUND
   2017  Lowest contract charge 1.10% Class B         $10.30       --           --         --       5.86%
         Highest contract charge 1.25% Class B        $10.66       --           --         --       5.65%
         All contract charges                             --      248      $ 2,615       0.00%
   2016  Lowest contract charge 1.10% Class B         $ 9.73       --           --         --      (0.41)%
         Highest contract charge 1.25% Class B        $10.09       --           --         --      (0.59)%
         All contract charges                             --      214      $ 2,145       3.39%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.77       --           --         --      (2.50)%
         Highest contract charge 1.25% Class B        $10.15       --           --         --      (1.74)%
         All contract charges                             --      161      $ 1,627       0.06%
   2014  Lowest contract charge 1.20% Class B         $10.34       --           --         --       2.58%
         Highest contract charge 1.25% Class B        $10.33       --           --         --       2.48%
         All contract charges                             --       60      $   623       0.00%
   2013  Lowest contract charge 1.25% Class B(c)      $10.08       --           --         --       0.60%
         Highest contract charge 1.25% Class B(c)     $10.08       --           --         --       0.60%
         All contract charges                             --       --      $     1       0.00%
PUTNAM VT DIVERSIFIED INCOME FUND
   2017  Lowest contract charge 1.10% Class B         $10.66       --           --         --       5.96%
         Highest contract charge 1.70% Class B        $10.05       --           --         --       5.35%
         All contract charges                             --    1,012      $10,380       5.29%
   2016  Lowest contract charge 1.10% Class B         $10.06       --           --         --       4.25%
         Highest contract charge 1.70% Class B        $ 9.54       --           --         --       3.70%
         All contract charges                             --      790      $ 7,624       4.76%
   2015  Lowest contract charge 1.10% Class B(i)      $ 9.65       --           --         --      (3.69)%
         Highest contract charge 1.70% Class B        $ 9.20       --           --         --      (4.07)%
         All contract charges                             --      517      $ 4,815       7.44%
   2014  Lowest contract charge 1.20% Class B(e)      $ 9.62       --           --         --      (4.09)%
         Highest contract charge 1.70% Class B(e)     $ 9.59       --           --         --      (4.29)%
         All contract charges                             --      209      $ 2,011       0.00%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2017  Lowest contract charge 1.10% Class B         $11.78       --           --         --      14.15%
         Highest contract charge 1.25% Class B        $11.73       --           --         --      13.88%
         All contract charges                             --      366      $ 4,308       1.21%
   2016  Lowest contract charge 1.10% Class B         $10.32       --           --         --       5.52%
         Highest contract charge 1.25% Class B        $10.30       --           --         --       5.32%
         All contract charges                             --      205      $ 2,120       1.78%
   2015  Lowest contract charge 1.10% Class B(j)      $ 9.78       --           --         --      (4.44)%
         Highest contract charge 1.25% Class B(j)     $ 9.78       --           --         --      (4.50)%
         All contract charges                             --      122      $ 1,198       0.00%

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
PUTNAM VT RESEARCH FUND
2017  Lowest contract charge 1.10% Class B        $12.85       --           --         --     22.03%
      Highest contract charge 1.25% Class B       $12.80       --           --         --     21.79%
      All contract charges                            --       36      $   466       0.53%
2016  Lowest contract charge 1.10% Class B        $10.53       --           --         --      8.89%
      Highest contract charge 1.25% Class B       $10.51       --           --         --      8.69%
      All contract charges                            --       11      $   114       1.20%
2015  Lowest contract charge 1.10% Class B(j)     $ 9.67       --           --         --     (6.92)%
      Highest contract charge 1.25% Class B(j)    $ 9.67       --           --         --     (6.98)%
      All contract charges                            --        1      $    15       0.00%
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2017  Lowest contract charge 1.10% Class II       $10.14       --           --         --     12.54%
      Highest contract charge 1.70% Class II      $10.20       --           --         --     11.84%
      All contract charges                            --      370      $ 3,811       1.34%
2016  Lowest contract charge 1.10% Class II       $ 9.01       --           --         --     (1.53)%
      Highest contract charge 1.70% Class II      $ 9.12       --           --         --     (2.15)%
      All contract charges                            --      344      $ 3,153       0.89%
2015  Lowest contract charge 1.10% Class II(i)    $ 9.15       --           --         --     (8.04)%
      Highest contract charge 1.70% Class II      $ 9.32       --           --         --     (6.99)%
      All contract charges                            --      388      $ 3,623       0.89%
2014  Lowest contract charge 1.20% Class II(e)    $10.05       --           --         --      0.90%
      Highest contract charge 1.70% Class II(e)   $10.02       --           --         --      0.60%
      All contract charges                            --       70      $   705       3.20%
SEI VP BALANCED STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.71       --           --         --     10.07%
      Highest contract charge 1.25% Class III     $11.38       --           --         --      9.95%
      All contract charges                            --      804      $ 9,076       1.65%
2016  Lowest contract charge 1.10% Class III      $ 9.73       --           --         --      5.65%
      Highest contract charge 1.25% Class III     $10.35       --           --         --      5.50%
      All contract charges                            --      699      $ 7,178       2.31%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.21       --           --         --     (7.34)%
      Highest contract charge 1.25% Class III     $ 9.81       --           --         --     (4.57)%
      All contract charges                            --      518      $ 5,081       1.82%
2014  Lowest contract charge 1.20% Class III      $10.29       --           --         --      2.69%
      Highest contract charge 1.25% Class III     $10.28       --           --         --      2.59%
      All contract charges                            --      221      $ 2,275       4.62%
2013  Lowest contract charge 1.20% Class III(c)   $10.02       --           --         --      0.40%
      Highest contract charge 1.25% Class III(c)  $10.02       --           --         --      0.40%
      All contract charges                            --        3      $    23       0.00%
SEI VP CONSERVATIVE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.32       --           --         --      3.72%
      Highest contract charge 1.25% Class III     $10.60       --           --         --      3.52%
      All contract charges                            --    1,112      $11,784       1.63%
2016  Lowest contract charge 1.10% Class III      $ 9.95       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.24       --           --         --      2.50%
      All contract charges                            --    1,183      $12,090       1.60%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.70       --           --         --     (2.81)%
      Highest contract charge 1.25% Class III     $ 9.99       --           --         --     (1.77)%
      All contract charges                            --      881      $ 8,809       1.84%
2014  Lowest contract charge 1.20% Class III      $10.18       --           --         --      1.80%
      Highest contract charge 1.25% Class III     $10.17       --           --         --      1.70%
      All contract charges                            --      501      $ 5,089       2.65%
2013  Lowest contract charge 1.25% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       32      $   324       0.00%

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------
                                                            UNITS    ACCUMULATION INVESTMENT
                                                  UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                  VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                  ------ ----------- ------------ ---------- --------
SEI VP MARKET GROWTH STRATEGY FUND
2017  Lowest contract charge 0.30% Class III      $12.18       --           --         --     13.41%
      Highest contract charge 1.25% Class III     $11.70       --           --         --     12.28%
      All contract charges                            --      665      $ 7,668       1.44%
2016  Lowest contract charge 0.30% Class III(c)   $10.74       --           --         --      7.08%
      Highest contract charge 1.25% Class III     $10.42       --           --         --      6.11%
      All contract charges                            --      726      $ 7,488       2.09%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.14       --           --         --     (8.05)%
      Highest contract charge 1.25% Class III     $ 9.82       --           --         --     (4.84)%
      All contract charges                            --      683      $ 6,695       1.27%
2014  Lowest contract charge 1.20% Class III      $10.33       --           --         --      2.58%
      Highest contract charge 1.25% Class III     $10.32       --           --         --      2.48%
      All contract charges                            --      475      $ 4,911       3.68%
2013  Lowest contract charge 1.20% Class III(c)   $10.07       --           --         --      0.80%
      Highest contract charge 1.25% Class III(c)  $10.07       --           --         --      0.80%
      All contract charges                            --       45      $   450       0.00%
SEI VP MARKET PLUS STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $11.32       --           --         --     17.06%
      Highest contract charge 1.25% Class III     $12.42       --           --         --     16.95%
      All contract charges                            --      170      $ 2,072       1.46%
2016  Lowest contract charge 1.10% Class III      $ 9.67       --           --         --      6.97%
      Highest contract charge 1.25% Class III     $10.62       --           --         --      6.73%
      All contract charges                            --      170      $ 1,780       1.99%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.04       --           --         --     (9.05)%
      Highest contract charge 1.25% Class III     $ 9.95       --           --         --     (4.97)%
      All contract charges                            --      151      $ 1,497       0.97%
2014  Lowest contract charge 1.20% Class III      $10.48       --           --         --      3.05%
      Highest contract charge 1.25% Class III     $10.47       --           --         --      2.95%
      All contract charges                            --       94      $   992       3.52%
2013  Lowest contract charge 1.20% Class III(c)   $10.17       --           --         --      1.60%
      Highest contract charge 1.25% Class III(c)  $10.17       --           --         --      1.60%
      All contract charges                            --       30      $   309       0.00%
SEI VP MODERATE STRATEGY FUND
2017  Lowest contract charge 1.10% Class III      $10.66       --           --         --      6.81%
      Highest contract charge 1.25% Class III     $11.29       --           --         --      6.61%
      All contract charges                            --      764      $ 8,448       1.41%
2016  Lowest contract charge 1.10% Class III      $ 9.98       --           --         --      4.83%
      Highest contract charge 1.25% Class III     $10.59       --           --         --      4.75%
      All contract charges                            --    1,177      $12,143       2.18%
2015  Lowest contract charge 1.10% Class III(i)   $ 9.52       --           --         --     (4.42)%
      Highest contract charge 1.25% Class III     $10.11       --           --         --     (2.51)%
      All contract charges                            --      827      $ 8,277       2.42%
2014  Lowest contract charge 1.20% Class III      $10.38       --           --         --      3.80%
      Highest contract charge 1.25% Class III     $10.37       --           --         --      3.70%
      All contract charges                            --      407      $ 4,222       5.07%
2013  Lowest contract charge 1.20% Class III(c)   $10.00       --           --         --        --
      Highest contract charge 1.25% Class III(c)  $10.00       --           --         --        --
      All contract charges                            --       34      $   338       0.00%
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
2017  Lowest contract charge 0.30% Class II(c)    $13.94       --           --         --     15.40%
      Highest contract charge 1.25% Class II      $13.39       --           --         --     14.25%
      All contract charges                            --      598      $ 7,729       1.64%
2016  Lowest contract charge 1.10% Class II       $10.72       --           --         --     17.54%
      Highest contract charge 1.25% Class II      $11.72       --           --         --     17.43%
      All contract charges                            --      399      $ 4,568       2.14%

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------
                                                              UNITS    ACCUMULATION INVESTMENT
                                                    UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                    VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                    ------ ----------- ------------ ---------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II (CONTINUED)
   2015  Lowest contract charge 1.10% Class II(i)   $ 9.12       --            --        --      (8.62)%
         Highest contract charge 1.25% Class II     $ 9.98       --            --        --      (8.27)%
         All contract charges                           --      243      $  2,411      1.72%
   2014  Lowest contract charge 1.20% Class II      $10.89       --            --        --       5.83%
         Highest contract charge 1.25% Class II     $10.88       --            --        --       5.73%
         All contract charges                           --      164      $  1,783      1.73%
   2013  Lowest contract charge 1.20% Class II(c)   $10.29       --            --        --       2.39%
         Highest contract charge 1.25% Class II(c)  $10.29       --            --        --       2.39%
         All contract charges                           --       12      $    119      0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
   2017  Lowest contract charge 0.30% Class II      $17.45       --            --        --      26.91%
         Highest contract charge 1.70% Class II     $38.65       --            --        --      25.16%
         All contract charges                           --    5,111      $146,771      0.00%
   2016  Lowest contract charge 0.30% Class II      $13.75       --            --        --     (11.00)%
         Highest contract charge 1.70% Class II     $30.88       --            --        --     (12.22)%
         All contract charges                           --    4,755      $114,511      0.00%
   2015  Lowest contract charge 0.30% Class II      $15.45       --            --        --      12.12%
         Highest contract charge 1.70% Class II     $35.18       --            --        --      10.56%
         All contract charges                           --    4,313      $127,535      0.00%
   2014  Lowest contract charge 0.30% Class II      $13.78       --            --        --      30.86%
         Highest contract charge 1.70% Class II     $31.82       --            --        --      28.98%
         All contract charges                           --    2,628      $ 75,999      0.00%
2013(u)  Lowest contract charge 0.65% Class II      $22.45       --            --        --      49.57%
         Highest contract charge 1.70% Class II     $24.67       --            --        --      47.99%
         All contract charges                           --    1,580      $ 39,244      0.00%
TEMPLETON DEVELOPING MARKETS VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $12.50       --            --        --      38.58%
         Highest contract charge 1.70% Class 2      $12.09       --            --        --      38.01%
         All contract charges                           --    1,142      $ 14,129      0.83%
   2016  Lowest contract charge 1.30% Class 2       $ 9.02       --            --        --      15.94%
         Highest contract charge 1.70% Class 2      $ 8.76       --            --        --      15.42%
         All contract charges                           --    1,707      $ 15,135      0.67%
   2015  Lowest contract charge 1.30% Class 2       $ 7.78       --            --        --     (20.61)%
         Highest contract charge 1.70% Class 2      $ 7.59       --            --        --     (20.94)%
         All contract charges                           --      975      $  7,529      2.07%
   2014  Lowest contract charge 1.30% Class 2       $ 9.80       --            --        --      (9.59)%
         Highest contract charge 1.70% Class 2      $ 9.60       --            --        --      (9.94)%
         All contract charges                           --      840      $  8,173      1.50%
2013(u)  Lowest contract charge 1.30% Class 2       $10.84       --            --        --      (2.25)%
         Highest contract charge 1.70% Class 2      $10.66       --            --        --      (2.65)%
         All contract charges                           --      787      $  8,472      1.90%
TEMPLETON FOREIGN VIP FUND
   2017  Lowest contract charge 1.30% Class 2       $13.29       --            --        --      15.16%
         Highest contract charge 1.70% Class 2      $12.86       --            --        --      14.72%
         All contract charges                           --      656      $  8,632      2.60%
   2016  Lowest contract charge 1.30% Class 2       $11.54       --            --        --       5.77%
         Highest contract charge 1.70% Class 2      $11.21       --            --        --       5.36%
         All contract charges                           --      733      $  8,376      1.93%
   2015  Lowest contract charge 1.30% Class 2       $10.91       --            --        --      (7.70)%
         Highest contract charge 1.70% Class 2      $10.64       --            --        --      (8.04)%
         All contract charges                           --      881      $  9,525      3.50%
   2014  Lowest contract charge 1.30% Class 2       $11.82       --            --        --     (12.25)%
         Highest contract charge 1.70% Class 2      $11.57       --            --        --     (12.68)%
         All contract charges                           --      822      $  9,632      1.84%
2013(u)  Lowest contract charge 1.30% Class 2       $13.47       --            --        --      21.35%
         Highest contract charge 1.70% Class 2      $13.25       --            --        --      20.89%
         All contract charges                           --      667      $  8,932      2.32%

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                                   UNITS    ACCUMULATION INVESTMENT
                                                         UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                         VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                         ------ ----------- ------------ ---------- --------
TEMPLETON GLOBAL BOND VIP FUND
   2017  Lowest contract charge 0.30% Class 2            $10.14       --            --        --       1.71%
         Highest contract charge 1.70% Class 2           $11.88       --            --        --       0.17%
         All contract charges                                --   11,567      $134,443      0.00%
   2016  Lowest contract charge 0.30% Class 2            $ 9.97       --            --        --       2.57%
         Highest contract charge 1.70% Class 2           $11.86       --            --        --       1.19%
         All contract charges                                --   11,575      $135,069      0.00%
   2015  Lowest contract charge 0.30% Class 2(c)         $ 9.72       --            --        --      (4.61)%
         Highest contract charge 1.70% Class 2           $11.72       --            --        --      (5.94)%
         All contract charges                                --   12,105      $140,275      7.88%
   2014  Lowest contract charge 0.65% Class 2            $11.40       --            --        --       1.24%
         Highest contract charge 1.70% Class 2           $12.46       --            --        --       0.08%
         All contract charges                                --   10,783      $133,761      4.98%
2013(u)  Lowest contract charge 0.65% Class 2            $11.26       --            --        --       0.90%
         Highest contract charge 1.70% Class 2           $12.45       --            --        --      (0.08)%
         All contract charges                                --    8,103      $101,747      4.76%
TEMPLETON GROWTH VIP FUND
   2017  Lowest contract charge 1.30% Class 2            $16.35       --            --        --      17.04%
         Highest contract charge 1.70% Class 2           $15.83       --            --        --      16.48%
         All contract charges                                --      121      $  1,961      1.63%
   2016  Lowest contract charge 1.30% Class 2            $13.97       --            --        --       8.13%
         Highest contract charge 1.70% Class 2           $13.59       --            --        --       7.77%
         All contract charges                                --      135      $  1,868      2.04%
   2015  Lowest contract charge 1.30% Class 2            $12.92       --            --        --      (7.65)%
         Highest contract charge 1.70% Class 2           $12.61       --            --        --      (8.02)%
         All contract charges                                --      149      $  1,915      2.60%
   2014  Lowest contract charge 1.30% Class 2            $13.99       --            --        --      (4.11)%
         Highest contract charge 1.70% Class 2           $13.71       --            --        --      (4.53)%
         All contract charges                                --      154      $  2,144      1.33%
2013(u)  Lowest contract charge 1.30% Class 2            $14.59       --            --        --      29.12%
         Highest contract charge 1.70% Class 2           $14.36       --            --        --      28.67%
         All contract charges                                --      159      $  2,317      2.47%
VANECK VIP GLOBAL HARD ASSETS FUND
   2017  Lowest contract charge 0.30% Class S Shares     $ 7.27       --            --        --      (2.15)%
         Highest contract charge 1.70% Class S Shares    $ 8.24       --            --        --      (3.63)%
         All contract charges                                --    3,140      $ 26,029      0.00%
   2016  Lowest contract charge 0.30% Class S Shares     $ 7.43       --            --        --      42.88%
         Highest contract charge 1.70% Class S Shares    $ 8.55       --            --        --      41.09%
         All contract charges                                --    3,507      $ 30,064      0.37%
   2015  Lowest contract charge 0.30% Class S Shares(c)  $ 5.20       --            --        --     (33.84)%
         Highest contract charge 1.70% Class S Shares    $ 6.06       --            --        --     (34.77)%
         All contract charges                                --    3,188      $ 19,463      0.03%
   2014  Lowest contract charge 0.65% Class S Shares     $ 8.24       --            --        --     (19.92)%
         Highest contract charge 1.70% Class S Shares    $ 9.29       --            --        --     (20.73)%
         All contract charges                                --    3,170      $ 29,728      0.00%
2013(u)  Lowest contract charge 0.65% Class S Shares     $10.29       --            --        --       9.58%
         Highest contract charge 1.70% Class S Shares    $11.72       --            --        --       8.42%
         All contract charges                                --    2,760      $ 32,721      0.48%
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
   2017  Lowest contract charge 1.10% Initial Class      $10.07       --            --        --      11.03%
         Highest contract charge 1.25% Initial Class     $ 9.84       --            --        --      10.94%
         All contract charges                                --       94      $    940      2.13%
   2016  Lowest contract charge 1.10% Initial Class      $ 9.07       --            --        --       5.22%
         Highest contract charge 1.25% Initial Class     $ 8.87       --            --        --       5.09%
         All contract charges                                --       85      $    756      0.00%

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

                                                                       YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------
                                                                    UNITS    ACCUMULATION INVESTMENT
                                                          UNIT   OUTSTANDING UNIT VALUES    INCOME    TOTAL
                                                          VALUE    (000'S)     (000'S)      RATIO*   RETURN**
                                                          -----  ----------- ------------ ---------- --------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (CONTINUED)
2015    Lowest contract charge 1.10% Initial Class(i)     $8.62      --            --          --     (12.22)%
        Highest contract charge 1.25% Initial Class       $8.44      --            --          --     (14.23)%
        All contract charges                                 --      69          $576        4.71%
2014    Lowest contract charge 1.20% Initial Class        $9.84      --            --          --       1.03%
        Highest contract charge 1.25% Initial Class       $9.84      --            --          --       1.03%
        All contract charges                                 --      33          $320        0.76%
2013    Lowest contract charge 1.20% Initial Class(c)     $9.74      --            --          --      (0.61)%
        Highest contract charge 1.25% Initial Class(c)    $9.74      --            --          --      (0.61)%
        All contract charges                                 --       2          $ 23        0.00%

   ----------
  (a)Units were made available on February 19, 2013.
  (b)Units were made available on May 20, 2013.
  (c)Units were made available on November 18, 2013.
  (d)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (e)Units were made available on June 13, 2014.
  (f)Units were made available on September 22, 2014.
  (g)Units were made available on February 23, 2015.
  (h)Units were made available on March 27, 2015.
  (i)Units were made available on May 26, 2015.
  (j)Units were made available on July 20, 2015.
  (k)Units were made available on February 22, 2016.
  (l)Units were made available on May 19, 2017.
  (m)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (n)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.
  (o)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (p)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (q)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (r)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (s)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (t)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (u)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31, 2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-263

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit (1) to the Registration Statement (File No. 333-05593) on June 10, 1996.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (a)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and
                            AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64749) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64749) on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File No. 2-30070) on April 19, 2004.

              (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (d)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xi) Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xii) Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

              (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (d)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (d)(xvi) Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

              (d)(xvii) Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

              (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on
                            April 20, 2005.

              (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750), filed on April 22, 2014.

              (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750), filed on April 22, 2014.

   4.  Contracts. (Including Riders and Endorsements)

       (a) Flexible Premium Deferred Variable Annuity Contract (ICC13IEBASE1), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (b) Flexible Premium Deferred Variable Annuity Contract (ICC13IEBASE2), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (c) Endorsement applicable to Non-Qualified Contracts (ICC13NQ-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (d) Endorsement applicable to the Non-Qualified (Income Edge) Payment Program (ICC13NQPP-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (e) Endorsement applicable to Qualified Defined Contribution Plans (ICC13QPDC-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (f)        Endorsement applicable to Roth IRA Contracts
                  (ICC13ROTH-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (g) Endorsement applicable to Traditional IRA Contracts (ICC13IRA-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (h) Endorsement applicable to Qualified Defined Benefit Plans (ICC13QPDB-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (i)        Inherited Traditional IRA Beneficiary Continuation Option
                  (BCO) Endorsement (ICC13INHIRA-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (j) Inherited Roth IRA Beneficiary Continuation Option (BCO) Endorsement (ICC13INHROTH-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (j) (i) Endorsement applicable to the Spousal Continuation and Beneficiary Continuation Options under our contract (Form No. ICC15GMDB-SP-BCO) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (ii) Endorsement applicable to Non-Qualified Payout (Form No. ICC15INHNQ-IE15) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (iii)  Endorsement applicable to Part VI - Payment Upon Death
                  (Form No. ICC15IRREVOC) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (iv) Endorsement applicable to the Non-Qualified (Income Edge Series) Payment Programs (Form No. ICC15NQPP-IE) previously filed with this Registration Statement on Form N-4
                  (File No. 333-190033) on July 7, 2015.

       (j) (v) Endorsement applicable to SEP-IRA contracts (Form No. ICC15SEP-IE15) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (k) Data Pages (ICC13DPADV-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (l) Data Pages (ICC13DPC-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (m) Data Pages (ICC13DPB-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (m) (i) Data Pages (Form No. ICC15DPADV-IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (m) (ii) Data Pages (Form No. ICC15DPB-IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (m) (iii)  Data Pages (Form No. ICC15DPC-IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (n) Table of Guaranteed Annuity Payments (ICC13TGAP-IE), previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

       (o) Rider applicable to Protected Premium Death Benefit (Form No. ICC15PPDBR-IE15) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

    5.  Applications.

        (a) Form of Enrollment Form/Application for an Individual Annuity (ICC14 E App 02 IE 14), previously filed with this Registration Statement (File No. 333-190033) on April 22, 2015.

        (b) Application for an Individual Annuity - Enrollment Form/Application (Form No. ICC 15 E App 02 IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (c) Application for an Individual Annuity - Investment Edge and Investment Edge Select (Form No. ICC15 App
                      011E) previously filed with this Registration Statement Form N-4 (File No. 333-190033) on July 7, 2015.

        (d) Application for an Individual Annuity - Investment Edge ADV (Form No. ICC15 App 01 IE ADV) previously filed with this Registration Statement on Form N-4 (File No. 333-1900033) on July 7, 2015.

        (e) Application for an Individual Annuity - Investment Edge ADV (Form No. ICC15 App 02 IE ADV) previously filed with this Registration Statement on Form N-4 (File No. 333-1900033) on July 7, 2015.

        (f) Application for an Individual Annuity - Investment Edge and Investment Edge Select (Form No. ICC15 App 02
                      IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (g) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 01 IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (h) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 02 IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (i) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 01 IE SEL), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (j) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 02 IE SEL), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (k) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 01 IE ADV), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (l) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 02 IE ADV), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

    6.                Depositor's Certificate of Incorporation and By-Laws.

        (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

        (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

    7.  Reinsurance Contracts. N.A.

    8.  Participation Agreements.

        (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

        (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

        (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.


        (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

        (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

        (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

        (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

        (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

        (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

        (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

        (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

        (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

        (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

        (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

        (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

        (a)(xv) Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

        (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

        (a)(b)(i) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

        (a)(b)(ii) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

        (a)(b)(iii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

        (a)(b)(iv) Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

        (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

        (a)(b)(vi) Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

        (a)(b)(vii) Amendment No.6, dated as of April 30, 2015 ("Amendment No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

        (a)(b)(viii)  Amendment No. 7, dated as of December 21, 2015
                      ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

        (a)(b)(ix) Amendment No. 8, dated as of December 9, 2016 ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

        (a)(b)(x) Amendment No. 9 dated as of May 1, 2017 ("Amendment No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

        (a)(b)(xi) Amendment No. 10 dated as of November 1, 2017 ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

        (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on
                      Form N-1A filed on December 10, 2001.

        (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

        (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

        (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

        (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA
                      Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

        (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

        (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

        (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

        (b)(viii) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

        (b)(ix) Amendment No. 5, dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

        (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, xLLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

        (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

        (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

        (c)(iv) Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (c)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

        (d) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                      No. 333-153809), filed on July 8, 2011.

        (d)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (d)(ii) Amendment No. 3, effective September 1, 2013 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc. previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (e) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

        (e)(i) Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (e)(ii) Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (e)(iii) Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (f) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

        (f)(i) First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, previously filed with this Registration Statement (File No. 333-178750) on
                      April 25, 2012.

        (g) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                      No. 333-160951) on November 16, 2009.

        (g)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

        (g)(ii) Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (h) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

        (h)(i) Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (h)(ii) Amendment No. 2 effective May 1, 2012 to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (h)(iii) Amendment No. 3 effective September 5, 2013, to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (h)(iv) Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (h)(v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (i) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

        (i)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (j) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

        (j)(i) Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (k) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated
                      July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File
                      No. 333-160951) filed on November 16, 2009.

        (k)(i) Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc.,
                      T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (l) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (l)(i) Third Amendment dated October 20, 2009 effective October 20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

        (l)(ii) Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), filed on November 16, 2009.

        (m)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

        (m)(ii) Amendment No. 3 effective May 1, 2012 to the Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (m)(iii) Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (m)(iv) Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (n) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

        (n)(i) Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

        (o) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (p) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (p)(i) Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among
                      AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P.
                      and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

        (q) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

        (r) Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, dated September 1, 2010 incorporated herein by reference to Registration Statement on Form N-4 (333-160951), on December 2, 2010 and refiled with this Registration Statement on Form N-4A (File No. 333-182796) on October 4, 2012.

        (s) Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., dated April 1, 2011, previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (s)(i) Amendment No. 1, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (s) (ii) Amendment No. 2, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, JPMorgan Insurance Trust, J.
                      P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (t) Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, a series of Delaware Management Business Trust and Delaware Distributors, L.P. dated July 9, 2010, previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (t)(i) Amendment No. 1, effective August 23, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (u) Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series, dated July 26, 2005, previously filed with this Registration Statement (File No. 333-190033) on October 4, 2013.

        (u)(i) Amendment No. 1, effective August 29, 2013 to the Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series previously filed with this Registration Statement (File No. 333-190033) on October 11, 2013.

        (v) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013 previously filed with this Registration Statement (File No. 333-190033) on October 11, 2013.

        (w) Participation Agreement by and among AXA Equitable Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated October 9, 2013, previously filed with this Registration Statement (File No. 333-190033) on October 11, 2013.

        (x) Participation Agreement by and among AXA Equitable Life Insurance Company, SEI Insurance Products Trust and SEI Investments Distribution Company dated October 10, 2013, previously filed with this Registration Statement (File No. 333-190033) on October 11, 2013.

        (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, previously filed with this Registration Statement (File No. 333-190033) on October 11, 2013.

        (z) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750), filed on April 23, 2014.

        (z)(i) Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750), filed on April 22, 2014.

        (z)(ii) Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 22, 2015.

        (a)(a) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750), filed on April 23, 2014.

        (a)(a)(i) Amendment No. 1 effective March 12, 2014 to the Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750), filed on April 23, 2014.

        (a)(b) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (a)(c) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, previously filed with this Registration Statement on Form N-4 (File No.333-190033) on October 11, 2013.

        (a)(d)(i) Participation Agreement by and among AXA Equitable Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors Inc. and ALPS Portfolio Solutions Distributors Inc., dated May 13, 2015 previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (a)(d)(ii) Amendment to Fund Participation Agreement is dated June 14, 2017, and is entered into by and among AXA Equitable Life Insurance Company, a New York insurance company, ALPS Variable Investment Trust, a Delaware Statutory Trust, ALPS Advisors, Inc. a Colorado corporation and ALPS Po1ifolio Solutions Distributor, Inc. , a Colorado corporation is filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 18, 2018.

    9.  Legal Opinion.

                      Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel, filed herewith.

          10. Other Opinions.

              (a)      Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)      Powers of Attorney, filed herewith.

          11. Omitted Financial Statements. Not applicable.

          12. Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Hollister-Share        Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

                 As of the date of this filing, AXA S.A. ("AXA") owns 100% of the Holding Company's outstanding common stock. On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc. ("Holdings"), the parent company of AXA Financial, Inc., through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission ("SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

                 AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

                 (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2018 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

Item 27. Number of Contractowners

         As of March 31, 2018, there were 3,027 Qualified Contract Owners and/or 4,501 Non-Qualified Contract-owners of the contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd, and Zurich Insurance Company. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 18th day of April, 2018.

                                             SEPARATE ACCOUNT NO. 70 OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 18th day of April, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh       Bertram L. Scott
Daniel G. Kaye             Charles G.T. Stonehill
Mark Pearson               Richard C. Vaughan
Kristi A. Matus            Ramon de Oliveira

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 18, 2018

                                 EXHIBIT INDEX

EXHIBIT                                                         TAG
NO.                                                             VALUE
-------                                                         -----

8.(a)(d)(ii) Amendment to Fund Participation Agreement dated    EX-99.8adii
             June 14, 2017

9.           Opinion and Consent of Counsel                     EX-99.9

10. (a)      Consent of PricewaterhouseCoopers LLP              EX-99.10a

10. (b)      Powers of Attorney                                 EX-99.10b